UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Series Global ex U.S. Index Fund Annual Report October 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Global ex U.S. Index Fund	23.84%	7.28%	5.61%

 A From September 29, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Global ex U.S. Index Fund on September 29, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$15,552	Fidelity® Series Global ex U.S. Index Fund
$15,916	MSCI ACWI (All Country World Index) ex USA Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the 12 months ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In the energy sector (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 23.84%, closely in line with the benchmark MSCI ACWI ex USA. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment, many more stocks contributed than detracted over the past 12 months. On an absolute basis, the fund’s top individual contributor was China-based media company Tencent Holdings (+69%), whose shares benefited from the company’s strong financial results. South Korea’s Samsung Electronics (+75%) gained ground, as the consumer electronics giant bounced back from a difficult 2016. Chinese e-commerce giant Alibaba Group (+82%) continued to produce strong growth throughout the year, while shares of Taiwan Semiconductor (+38%) benefited from continued-strong demand for chipmakers’ products. In contrast, the fund’s biggest individual detractor was Israel-based Teva Pharmaceutical Industries (-67%), which encountered a myriad of problems this period. U.K.-based telecom services provider BT Group (-21%) saw its shares plunge in January as the company dealt with an accounting scandal. Ireland-based pharma company Shire also notably detracted, returning about -13%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Japan	16.1%
United Kingdom	11.0%
France	6.7%
Germany	6.6%
Canada	6.5%
Switzerland	5.4%
Australia	4.5%
Cayman Islands	4.1%
Korea (South)	3.7%
Other*	35.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2017
Japan	15.7%
United Kingdom	11.2%
France	6.7%
Canada	6.6%
Germany	6.5%
Switzerland	6.0%
Australia	5.0%
Korea (South)	3.4%
Cayman Islands	3.3%
Other*	35.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.0

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2	1.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.2	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1	1.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.0	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.8	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.7	0.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.7	0.7
	9.2

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	23.9
Industrials	11.6	11.5
Information Technology	11.3	10.1
Consumer Discretionary	11.0	10.6
Consumer Staples	9.0	9.1
Materials	7.7	7.6
Health Care	7.3	7.9
Energy	6.8	6.5
Telecommunication Services	4.3	4.6
Real Estate	3.0	2.9

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 95.8%
		Shares	Value
Australia - 4.5%
AGL Energy Ltd.		149,375	$2,888,971
Alumina Ltd.		553,949	992,078
Amcor Ltd.		269,220	3,263,793
AMP Ltd.		681,969	2,594,067
APA Group unit		250,590	1,641,714
Aristocrat Leisure Ltd.		122,260	2,203,613
ASX Ltd.		45,195	1,867,168
Aurizon Holdings Ltd.		481,382	1,908,445
Australia & New Zealand Banking Group Ltd.		670,820	15,361,290
Bank of Queensland Ltd.		86,365	883,089
Bendigo & Adelaide Bank Ltd.		104,867	913,358
BHP Billiton Ltd.		734,324	15,118,856
BlueScope Steel Ltd.		127,004	1,248,080
Boral Ltd.		262,551	1,436,745
Brambles Ltd.		359,364	2,601,871
Caltex Australia Ltd.		61,839	1,621,474
Challenger Ltd.		137,696	1,401,629
Cimic Group Ltd.		22,361	827,461
Coca-Cola Amatil Ltd.		130,304	813,510
Cochlear Ltd.		13,427	1,807,816
Commonwealth Bank of Australia		395,293	23,485,986
Computershare Ltd.		102,986	1,228,021
Crown Ltd.		88,417	785,648
CSL Ltd.		103,998	11,058,115
DEXUS Property Group unit		238,188	1,781,044
Dominos Pizza Enterprises Ltd.		13,334	475,459
Flight Centre Travel Group Ltd.		12,080	432,686
Fortescue Metals Group Ltd.		352,243	1,250,894
Goodman Group unit		401,652	2,569,900
Harvey Norman Holdings Ltd. (a)		122,311	353,849
Healthscope Ltd.		376,209	564,346
Incitec Pivot Ltd.		382,957	1,119,627
Insurance Australia Group Ltd.		532,828	2,675,167
Lendlease Group unit		128,882	1,598,952
Macquarie Group Ltd.		73,914	5,563,667
Medibank Private Ltd.		654,051	1,536,774
Mirvac Group unit		825,250	1,522,168
National Australia Bank Ltd.		610,500	15,260,260
Newcrest Mining Ltd.		178,455	3,060,770
Orica Ltd.		83,943	1,340,809
Origin Energy Ltd. (b)		411,348	2,499,712
Qantas Airways Ltd.		102,008	480,142
QBE Insurance Group Ltd.		309,704	2,531,501
Ramsay Health Care Ltd.		33,157	1,697,956
realestate.com.au Ltd.		12,203	675,064
Rio Tinto Ltd.		97,197	5,166,366
Santos Ltd. (b)		427,879	1,473,647
Scentre Management Ltd. A/S Trustee South Carolina unit		1,223,236	3,763,539
SEEK Ltd.		75,435	1,060,577
Sonic Healthcare Ltd.		93,586	1,559,299
South32 Ltd.		1,222,011	3,151,847
SP AusNet		423,258	573,375
Stockland Corp. Ltd. unit		547,823	1,895,129
Suncorp Group Ltd.		300,130	3,119,387
Sydney Airport unit		243,686	1,326,051
Tabcorp Holdings Ltd.		182,603	627,501
Tatts Group Ltd.		314,006	1,002,153
Telstra Corp. Ltd.		972,923	2,640,500
The GPT Group unit		425,621	1,658,063
TPG Telecom Ltd.		85,092	351,676
Transurban Group unit		471,078	4,373,345
Treasury Wine Estates Ltd.		167,033	2,000,676
Vicinity Centers unit		795,641	1,613,701
Wesfarmers Ltd.		258,890	8,282,313
Westfield Corp. unit		458,362	2,725,773
Westpac Banking Corp.		766,892	19,424,951
Woodside Petroleum Ltd.		174,181	4,096,599
Woolworths Ltd. (a)		294,858	5,840,328

TOTAL AUSTRALIA			224,670,341

Austria - 0.2%
Andritz AG		16,382	926,268
Erste Group Bank AG		69,602	2,990,890
IMMOFINANZ Immobilien Anlagen AG		81	205
OMV AG		33,248	1,997,638
Raiffeisen International Bank-Holding AG (b)		32,436	1,130,092
Voestalpine AG		27,418	1,508,585

TOTAL AUSTRIA			8,553,678

Bailiwick of Jersey - 0.8%
Experian PLC		216,980	4,571,399
Glencore Xstrata PLC		2,800,484	13,501,650
Randgold Resources Ltd.		21,103	2,073,745
Shire PLC		208,378	10,263,782
Wolseley PLC		58,257	4,073,743
WPP PLC		292,628	5,173,437

TOTAL BAILIWICK OF JERSEY			39,657,756

Belgium - 0.8%
Ageas		42,712	2,071,967
Anheuser-Busch InBev SA NV		174,303	21,373,251
Colruyt NV		14,546	744,007
Groupe Bruxelles Lambert SA		18,868	2,025,968
KBC Groep NV		57,296	4,759,318
Proximus		34,592	1,148,796
Solvay SA Class A		16,639	2,472,166
Telenet Group Holding NV (b)		12,085	835,905
UCB SA		28,334	2,062,474
Umicore SA		42,056	1,879,705

TOTAL BELGIUM			39,373,557

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)(b)		692,000	370,774
Alibaba Pictures Group Ltd. (b)		2,850,000	463,955
Beijing Enterprises Water Group Ltd.		1,070,000	898,364
Brilliance China Automotive Holdings Ltd.		704,000	1,779,537
Cheung Kong Infrastructure Holdings Ltd.		148,000	1,288,128
China Gas Holdings Ltd.		392,000	1,190,863
China Resource Gas Group Ltd.		194,000	709,962
Cosco Shipping Ports Ltd.		393,514	455,991
Credicorp Ltd. (United States)		15,616	3,270,615
GOME Electrical Appliances Holdings Ltd.		2,586,418	331,533
Haier Electronics Group Co. Ltd.		285,000	750,731
Hanergy Thin Film Power Group Ltd. (b)(c)		1,902,000	2
Hongkong Land Holdings Ltd.		271,065	1,965,221
Jardine Matheson Holdings Ltd.		54,422	3,486,273
Jardine Strategic Holdings Ltd.		49,200	2,063,448
Kerry Properties Ltd.		137,000	616,389
Kunlun Energy Co. Ltd.		728,000	674,679
Li & Fung Ltd.		1,276,000	642,792
Nine Dragons Paper (Holdings) Ltd.		371,000	680,996
NWS Holdings Ltd.		339,515	686,742
Shangri-La Asia Ltd.		282,000	561,007
Sihuan Pharmaceutical Holdings Group Ltd.		840,000	303,638
Yue Yuen Industrial (Holdings) Ltd.		158,000	605,558

TOTAL BERMUDA			23,797,198

Brazil - 1.1%
Ambev SA		1,041,530	6,654,228
Banco Bradesco SA		222,076	2,225,308
Banco do Brasil SA		192,200	2,023,467
Banco Santander SA (Brasil) unit		94,100	822,976
BB Seguridade Participacoes SA		158,200	1,341,022
BM&F BOVESPA SA		477,125	3,485,858
BR Malls Participacoes SA		182,130	705,960
Brasil Foods SA (b)		127,300	1,721,953
CCR SA		286,000	1,591,172
Centrais Eletricas Brasileiras SA (Electrobras) (b)		44,300	298,601
Cielo SA		274,014	1,874,617
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		73,700	671,372
Companhia Energetica de Minas Gerais (CEMIG) rights 11/29/17 (b)		26,771	9,493
Companhia Siderurgica Nacional SA (CSN) (b)		136,900	352,785
Cosan SA Industria e Comercio		36,000	411,579
CPFL Energia SA		60,081	505,068
Drogasil SA		52,000	1,243,212
Duratex SA		69,985	204,523
EDP Energias do Brasil SA		70,280	309,367
Embraer SA		152,500	730,497
ENGIE Brasil Energia SA		35,400	387,406
Equatorial Energia SA		44,600	831,657
Fibria Celulose SA		54,295	868,707
Hypermarcas SA		86,500	904,319
JBS SA		180,800	416,725
Klabin SA unit		130,400	753,389
Kroton Educacional SA		321,592	1,768,545
Localiza Rent A Car SA		36,918	653,087
Lojas Americanas SA		42,210	184,644
Lojas Renner SA		158,930	1,675,146
M. Dias Branco SA		23,800	350,310
Multiplan Empreendimentos Imobiliarios SA		18,252	398,929
Natura Cosmeticos SA		37,900	358,806
Odontoprev SA		53,500	257,418
Petroleo Brasileiro SA - Petrobras (ON) (b)		659,911	3,514,092
Porto Seguro SA		23,300	254,346
Qualicorp SA		48,900	523,187
Rumo SA		252,900	981,821
Sul America SA unit		44,237	242,463
Terna Participacoes SA unit		40,900	256,305
TIM Participacoes SA		206,803	766,827
Ultrapar Participacoes SA		81,000	1,933,818
Vale SA		660,686	6,483,056
Vale SA sponsored ADR (a)		9,950	97,411
Weg SA		126,520	823,020

TOTAL BRAZIL			52,868,492

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		458,078	348,781
Canada - 6.3%
Agnico Eagle Mines Ltd. (Canada)		53,964	2,409,369
Agrium, Inc.		31,908	3,473,745
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		96,527	4,525,942
AltaGas Ltd.		37,631	857,862
ARC Resources Ltd.		78,996	963,187
ATCO Ltd. Class I (non-vtg.)		17,521	635,325
Bank of Montreal		148,807	11,399,578
Bank of Nova Scotia		273,666	17,665,998
Barrick Gold Corp.		268,111	3,873,800
BCE, Inc.		35,706	1,648,714
BlackBerry Ltd. (b)		112,393	1,230,129
Bombardier, Inc. Class B (sub. vtg.) (b)		440,876	932,944
Brookfield Asset Management, Inc. Class A		203,465	8,535,405
CAE, Inc.		60,236	1,067,355
Cameco Corp.		90,530	735,412
Canadian Imperial Bank of Commerce		98,192	8,643,271
Canadian National Railway Co.		172,575	13,886,529
Canadian Natural Resources Ltd.		256,139	8,938,360
Canadian Pacific Railway Ltd.		33,614	5,828,059
Canadian Tire Ltd. Class A (non-vtg.)		14,897	1,827,917
Canadian Utilities Ltd. Class A (non-vtg.)		28,431	858,594
CCL Industries, Inc. Class B		31,004	1,494,325
Cenovus Energy, Inc.		243,916	2,367,125
CGI Group, Inc. Class A (sub. vtg.) (b)		47,374	2,517,237
CI Financial Corp.		58,424	1,298,814
Constellation Software, Inc.		4,527	2,575,558
Crescent Point Energy Corp.		131,172	1,078,781
Dollarama, Inc.		24,478	2,724,816
Element Financial Corp.		86,111	663,471
Emera, Inc.		12,870	484,832
Empire Co. Ltd. Class A (non-vtg.)		39,571	684,924
Enbridge, Inc.		374,989	14,411,251
Encana Corp.		225,844	2,641,645
Fairfax Financial Holdings Ltd. (sub. vtg.)		6,473	3,408,899
Finning International, Inc.		38,204	931,632
First Capital Realty, Inc.		34,329	544,432
First Quantum Minerals Ltd.		161,078	1,801,686
Fortis, Inc.		95,746	3,526,000
Franco-Nevada Corp.		41,749	3,317,656
George Weston Ltd.		12,255	1,028,960
Gildan Activewear, Inc.		50,289	1,538,958
Goldcorp, Inc.		201,423	2,630,786
Great-West Lifeco, Inc.		66,530	1,851,350
H&R REIT/H&R Finance Trust		31,833	528,535
Husky Energy, Inc. (b)		78,853	1,021,953
Hydro One Ltd.		67,030	1,185,144
IGM Financial, Inc.		21,226	748,117
Imperial Oil Ltd.		66,535	2,157,320
Industrial Alliance Insurance and Financial Services, Inc.		25,480	1,154,609
Intact Financial Corp.		30,263	2,473,633
Inter Pipeline Ltd.		83,629	1,700,973
Jean Coutu Group, Inc. Class A (sub. vtg.)		18,078	343,035
Keyera Corp.		42,456	1,249,887
Kinross Gold Corp. (b)		276,829	1,094,355
Linamar Corp.		11,947	724,914
Loblaw Companies Ltd.		50,509	2,606,689
Magna International, Inc. Class A (sub. vtg.)		83,524	4,556,561
Manulife Financial Corp.		451,834	9,085,012
Methanex Corp.		19,972	973,289
Metro, Inc. Class A (sub. vtg.)		51,020	1,606,017
National Bank of Canada		78,256	3,797,851
Onex Corp. (sub. vtg.)		19,319	1,468,280
Open Text Corp.		61,709	2,157,734
Pembina Pipeline Corp.		115,717	3,825,541
Peyto Exploration & Development Corp.		37,385	510,019
Potash Corp. of Saskatchewan, Inc.		193,598	3,768,115
Power Corp. of Canada (sub. vtg.)		81,638	2,093,315
Power Financial Corp.		55,097	1,542,169
PrairieSky Royalty Ltd.		47,603	1,267,101
Restaurant Brands International, Inc.		51,519	3,328,508
RioCan (REIT)		34,310	650,776
Rogers Communications, Inc. Class B (non-vtg.)		83,283	4,321,343
Royal Bank of Canada		331,890	25,949,728
Saputo, Inc.		56,109	2,025,856
Seven Generations Energy Ltd. (b)		53,739	811,438
Shaw Communications, Inc. Class B		99,010	2,260,937
Shopify, Inc. Class A (b)		18,094	1,798,881
Smart (REIT)		13,980	314,038
SNC-Lavalin Group, Inc.		39,164	1,764,368
Sun Life Financial, Inc.		140,347	5,466,581
Suncor Energy, Inc.		382,109	12,972,928
Teck Resources Ltd. Class B (sub. vtg.)		132,549	2,708,311
TELUS Corp.		43,693	1,582,309
The Toronto-Dominion Bank		420,712	23,916,765
Thomson Reuters Corp.		72,183	3,374,993
Tourmaline Oil Corp. (b)		50,389	922,164
TransCanada Corp.		199,335	9,463,816
Turquoise Hill Resources Ltd. (b)		218,131	666,178
Valeant Pharmaceuticals International, Inc. (Canada) (b)		75,060	877,451
Vermilion Energy, Inc.		25,186	859,576
West Fraser Timber Co. Ltd.		15,501	942,844
Wheaton Precious Metals Corp.		99,094	2,056,233
Yamana Gold, Inc.		206,578	536,421

TOTAL CANADA			316,673,244

Cayman Islands - 4.1%
3SBio, Inc. (b)		214,500	383,831
58.com, Inc. ADR (b)		21,521	1,445,566
AAC Technology Holdings, Inc.		171,000	3,130,054
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		260,582	48,179,006
Anta Sports Products Ltd.		235,000	1,051,286
ASM Pacific Technology Ltd.		58,700	854,007
Autohome, Inc. ADR Class A (a)(b)		11,588	666,426
Baidu.com, Inc. sponsored ADR (b)		62,749	15,306,991
Chailease Holding Co. Ltd.		227,977	588,513
Cheung Kong Property Holdings Ltd.		601,116	4,942,907
China Conch Venture Holdings Ltd.		372,000	758,172
China Huishan Dairy Holdings Co. Ltd. (c)		894,000	48,130
China Medical System Holdings Ltd.		267,000	493,519
China Mengniu Dairy Co. Ltd.		642,000	1,777,527
China Resources Land Ltd.		622,465	1,855,092
China State Construction International Holdings Ltd.		493,750	693,658
CK Hutchison Holdings Ltd.		618,616	7,854,220
Country Garden Holdings Co. Ltd.		1,206,537	1,911,554
Ctrip.com International Ltd. ADR (a)(b)		90,500	4,334,045
ENN Energy Holdings Ltd.		170,000	1,246,443
Evergrande Real Estate Group Ltd. (b)		913,000	3,516,760
Fullshare Holdings Ltd.		1,592,500	681,794
GCL-Poly Energy Holdings Ltd. (a)(b)		2,819,000	484,203
Geely Automobile Holdings Ltd.		1,165,000	3,606,372
General Interface Solution Holding Ltd.		39,000	357,804
Haitian International Holdings Ltd.		137,000	410,048
Hengan International Group Co. Ltd.		169,500	1,670,796
JD.com, Inc. sponsored ADR (b)		150,684	5,653,664
Kingsoft Corp. Ltd.		174,000	439,383
Longfor Properties Co. Ltd.		327,000	763,701
Melco Crown Entertainment Ltd. sponsored ADR		54,128	1,368,356
MGM China Holdings Ltd.		203,200	457,899
Minth Group Ltd.		150,000	809,470
Momo, Inc. ADR (a)(b)		24,186	736,947
NetEase, Inc. ADR (a)		18,121	5,108,672
New Oriental Education & Technology Group, Inc. sponsored ADR		31,102	2,588,930
Sands China Ltd.		561,200	2,643,641
Semiconductor Manufacturing International Corp. (a)(b)		637,500	978,201
Shenzhou International Group Holdings Ltd.		166,000	1,417,130
Shimao Property Holdings Ltd.		263,500	551,900
SINA Corp.		12,742	1,371,676
Sino Biopharmaceutical Ltd.		1,003,000	1,171,242
SOHO China Ltd.		454,500	263,330
Sunac China Holdings Ltd.		462,000	2,351,040
Sunny Optical Technology Group Co. Ltd.		161,000	2,356,782
TAL Education Group ADR		65,259	1,794,623
Tencent Holdings Ltd.		1,301,500	58,496,058
Tingyi (Cayman Islands) Holding Corp.		452,000	712,641
Vipshop Holdings Ltd. ADR (b)		91,239	720,788
Want Want China Holdings Ltd.		1,224,000	1,000,990
Weibo Corp. sponsored ADR (a)(b)		10,422	965,598
WH Group Ltd.		1,871,500	1,895,153
Wynn Macau Ltd.		354,400	908,555
YY, Inc. ADR (b)		9,644	871,721
Zhen Ding Technology Holding Ltd.		95,230	238,881

TOTAL CAYMAN ISLANDS			206,885,696

Chile - 0.3%
AES Gener SA		658,502	227,612
Aguas Andinas SA		646,953	421,849
Banco de Chile		5,796,823	888,036
Banco de Credito e Inversiones		8,539	574,231
Banco Santander Chile		14,726,073	1,156,892
Cencosud SA		344,377	1,028,072
Colbun SA		1,777,652	416,280
Compania Cervecerias Unidas SA		32,666	465,269
Compania de Petroleos de Chile SA (COPEC)		101,179	1,558,740
CorpBanca SA		37,083,029	349,010
Empresa Nacional de Electricidad SA		712,265	624,313
Empresa Nacional de Telecomunicaciones SA (ENTEL)		36,276	419,501
Empresas CMPC SA		290,529	930,770
Enel Chile SA		4,239,074	494,209
Enersis SA		6,945,464	1,489,600
LATAM Airlines Group SA		66,353	916,400
S.A.C.I. Falabella		162,548	1,557,927

TOTAL CHILE			13,518,711

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		6,064,000	2,852,678
Air China Ltd. (H Shares)		404,000	384,767
Aluminum Corp. of China Ltd. (H Shares) (b)		900,000	722,874
AviChina Industry & Technology Co. Ltd. (H Shares)		427,000	247,944
Bank Communications Co. Ltd. (H Shares)		2,068,200	1,558,825
Bank of China Ltd. (H Shares)		18,205,024	9,077,543
Beijing Capital International Airport Co. Ltd. (H Shares)		322,000	528,315
BYD Co. Ltd. (H Shares) (a)		145,000	1,267,842
CGN Power Co. Ltd. (H Shares)		2,392,000	702,141
China Cinda Asset Management Co. Ltd. (H Shares)		1,978,000	768,239
China CITIC Bank Corp. Ltd. (H Shares)		2,122,293	1,365,641
China Coal Energy Co. Ltd. (H Shares)		419,000	191,739
China Communications Construction Co. Ltd. (H Shares)		1,004,000	1,218,740
China Communications Services Corp. Ltd. (H Shares)		504,000	305,576
China Construction Bank Corp. (H Shares)		19,267,649	17,189,586
China Everbright Bank Co. Ltd. (H Shares)		642,000	302,838
China Galaxy Securities Co. Ltd. (H Shares)		733,000	638,911
China Huarong Asset Management Co. Ltd.		1,410,000	663,304
China Life Insurance Co. Ltd. (H Shares)		1,708,000	5,662,537
China Longyuan Power Grid Corp. Ltd. (H Shares)		786,000	582,342
China Merchants Bank Co. Ltd. (H Shares)		897,691	3,423,271
China Minsheng Banking Corp. Ltd. (H Shares)		1,257,360	1,216,842
China National Building Materials Co. Ltd. (H Shares)		626,000	527,992
China Oilfield Services Ltd. (H Shares)		434,000	384,410
China Pacific Insurance (Group) Co. Ltd. (H Shares)		611,800	3,015,319
China Petroleum & Chemical Corp. (H Shares)		5,857,800	4,301,492
China Railway Construction Corp. Ltd. (H Shares)		416,500	522,667
China Railway Group Ltd. (H Shares)		916,000	736,191
China Shenhua Energy Co. Ltd. (H Shares)		792,000	1,892,337
China Southern Airlines Ltd. (H Shares)		422,000	311,575
China Telecom Corp. Ltd. (H Shares)		3,134,000	1,570,736
China Vanke Co. Ltd. (H Shares)		278,500	990,640
Chongqing Changan Automobile Co. Ltd. (B Shares)		193,000	252,587
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		556,000	377,727
CITIC Securities Co. Ltd. (H Shares)		505,500	1,122,268
Conch Cement Co. Ltd. (H Shares)		273,500	1,169,178
CRRC Corp. Ltd. (H Shares)		950,800	937,223
Dongfeng Motor Group Co. Ltd. (H Shares)		616,000	844,874
Fuyao Glass Industries Group Co. Ltd.		110,000	418,771
GF Securities Co. Ltd. (H Shares)		309,200	658,716
Great Wall Motor Co. Ltd. (H Shares)		701,500	883,911
Guangzhou Automobile Group Co. Ltd. (H Shares)		475,376	1,182,133
Guangzhou R&F Properties Co. Ltd. (H Shares)		218,400	465,276
Haitong Securities Co. Ltd. (H Shares)		720,400	1,139,505
Huaneng Power International, Inc. (H Shares)		992,000	663,758
Huaneng Renewables Corp. Ltd. (H Shares)		1,060,000	364,140
Huatai Securities Co. Ltd. (H Shares)		364,200	786,157
Industrial & Commercial Bank of China Ltd. (H Shares)		16,887,008	13,398,951
Jiangsu Expressway Co. Ltd. (H Shares)		256,000	392,463
Jiangxi Copper Co. Ltd. (H Shares)		270,000	430,538
New China Life Insurance Co. Ltd. (H Shares)		174,700	1,091,679
People's Insurance Co. of China Group (H Shares)		1,502,000	714,285
PetroChina Co. Ltd. (H Shares)		4,848,000	3,169,133
PICC Property & Casualty Co. Ltd. (H Shares)		1,037,334	2,055,680
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,194,500	10,488,278
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		400,000	287,128
Shanghai Electric Group Co. Ltd. (H Shares) (b)		680,000	308,560
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		106,500	531,722
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		185,410	287,756
Shanghai Pharma Holding Co. Ltd. (H Shares)		147,700	381,490
Sinopec Engineering Group Co. Ltd. (H Shares)		269,500	231,107
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		790,000	470,877
Sinopharm Group Co. Ltd. (H Shares)		264,800	1,184,598
TravelSky Technology Ltd. (H Shares)		205,000	530,802
Tsingtao Brewery Co. Ltd. (H Shares)		76,000	318,071
Weichai Power Co. Ltd. (H Shares)		447,800	556,780
Yanzhou Coal Mining Co. Ltd. (H Shares)		408,000	406,881
Zhejiang Expressway Co. Ltd. (H Shares)		302,000	373,561
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		117,500	687,553
Zijin Mng Group Co. Ltd. (H Shares)		1,237,000	428,115
ZTE Corp. (H Shares) (b)		151,936	526,812

TOTAL CHINA			115,644,898

Colombia - 0.1%
Bancolombia SA		56,982	528,227
Cementos Argos SA		102,549	374,186
Ecopetrol SA		1,120,931	613,517
Grupo de Inversiones Suramerica SA		49,896	633,449
Interconexion Electrica SA ESP		84,733	371,014
Inversiones Argos SA		62,229	405,852

TOTAL COLOMBIA			2,926,245

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		38,135	836,133
Komercni Banka A/S		17,535	753,807
MONETA Money Bank A/S		117,420	401,367
Telefonica Czech Rep A/S		13,570	165,274

TOTAL CZECH REPUBLIC			2,156,581

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A		845	1,566,125
Series B		1,515	2,909,881
Carlsberg A/S Series B		24,873	2,840,348
Christian Hansen Holding A/S		22,161	1,939,185
Coloplast A/S Series B		27,664	2,433,713
Danske Bank A/S		170,890	6,519,140
DONG Energy A/S		42,332	2,372,302
DSV de Sammensluttede Vognmaend A/S		43,888	3,393,836
Genmab A/S (b)		13,412	2,708,329
H Lundbeck A/S		15,339	911,468
ISS Holdings A/S		37,458	1,585,511
Novo Nordisk A/S Series B		426,717	21,245,748
Novozymes A/S Series B		52,394	2,893,532
Pandora A/S		24,149	2,279,474
TDC A/S		183,141	1,082,806
Tryg A/S		24,771	589,781
Vestas Wind Systems A/S		49,827	4,395,181
William Demant Holding A/S (b)		26,590	767,117

TOTAL DENMARK			62,433,477

Egypt - 0.0%
Commercial International Bank SAE		189,442	848,564
Commercial International Bank SAE sponsored GDR		61,969	282,888
EFG-Hermes Holding SAE		112,139	146,240
Global Telecom Holding (b)		437,779	166,555

TOTAL EGYPT			1,444,247

Finland - 0.6%
Elisa Corp. (A Shares)		32,166	1,296,038
Fortum Corp.		100,618	2,136,645
Kone Oyj (B Shares)		77,371	4,188,137
Metso Corp.		25,629	931,741
Neste Oyj		28,434	1,584,194
Nokia Corp.		1,342,025	6,599,977
Nokian Tyres PLC		25,742	1,180,532
Orion Oyj (B Shares)		23,230	952,493
Sampo Oyj (A Shares)		101,605	5,323,589
Stora Enso Oyj (R Shares)		123,919	1,938,581
UPM-Kymmene Corp.		123,293	3,705,341
Wartsila Corp.		33,172	2,136,814

TOTAL FINLAND			31,974,082

France - 6.6%
Accor SA		41,331	2,062,266
Aeroports de Paris		6,464	1,088,779
Air Liquide SA		61,589	7,841,759
Alstom SA		34,198	1,383,887
Arkema SA		15,327	1,936,229
Atos Origin SA		21,826	3,391,564
AXA SA		441,702	13,334,289
BIC SA		6,412	677,216
BNP Paribas SA		256,473	20,028,373
Bollore SA (b)		1,063	5,040
Bollore SA		195,880	946,909
Bouygues SA		47,794	2,294,556
Bureau Veritas SA		58,590	1,569,376
Capgemini SA		36,976	4,494,510
Carrefour SA		129,531	2,607,279
Casino Guichard Perrachon SA		12,039	687,649
CNP Assurances		36,696	853,838
Compagnie de St. Gobain		114,724	6,729,922
Credit Agricole SA		259,663	4,531,960
Danone SA		134,742	11,012,622
Dassault Aviation SA		542	845,376
Dassault Systemes SA		29,082	3,088,490
Edenred SA		50,591	1,458,540
EDF SA		23,260	304,541
EDF SA		105,857	1,385,977
Eiffage SA		16,601	1,734,396
ENGIE		416,678	7,042,681
Essilor International SA		47,510	6,015,678
Eurazeo SA		9,351	869,331
Eutelsat Communications		39,278	984,147
Fonciere des Regions		7,380	751,600
Gecina SA		11,074	1,796,907
Groupe Eurotunnel SA		103,975	1,306,834
Hermes International SCA		8,056	4,181,055
ICADE		7,786	680,214
Iliad SA		6,195	1,546,802
Imerys SA		8,825	803,778
Ingenico SA		12,900	1,252,314
Ipsen SA		8,341	1,008,522
JCDecaux SA		15,934	609,720
Kering SA		17,321	7,939,400
Klepierre SA		51,547	2,050,220
L'Oreal SA		23,031	5,125,863
L'Oreal SA		34,324	7,639,274
Lagardere S.C.A. (Reg.)		28,699	945,234
Legrand SA		61,136	4,541,334
LVMH Moet Hennessy - Louis Vuitton SA		63,751	19,014,588
Michelin CGDE Series B		39,730	5,747,913
Natixis SA		208,080	1,631,716
Orange SA		454,770	7,470,823
Pernod Ricard SA		48,567	7,283,809
Peugeot Citroen SA		118,746	2,816,913
Publicis Groupe SA		46,969	3,057,347
Remy Cointreau SA		4,998	649,144
Renault SA		41,768	4,142,355
Rexel SA		67,024	1,196,467
Safran SA		71,162	7,496,019
Sanofi SA		259,413	24,562,948
Schneider Electric SA		128,802	11,316,707
SCOR SE		40,108	1,665,327
SEB SA		5,378	1,002,330
Societe Generale Series A		175,514	9,768,149
Sodexo SA		7,786	990,845
Sodexo SA		13,696	1,742,951
Suez Environnement SA		86,104	1,514,503
Thales SA		24,081	2,509,981
Total SA		545,787	30,421,152
Unibail-Rodamco		22,944	5,742,150
Valeo SA		54,918	3,716,729
Veolia Environnement SA		111,372	2,638,742
VINCI SA		115,241	11,282,744
Vivendi SA		235,834	5,858,217
Wendel SA		6,298	1,062,285
Zodiac Aerospace		45,794	1,309,574

TOTAL FRANCE			330,998,679

Germany - 6.2%
adidas AG		43,130	9,598,348
Allianz SE		103,968	24,272,258
Axel Springer Verlag AG		11,052	745,400
BASF AG		209,875	22,887,552
Bayer AG		189,307	24,624,861
Bayerische Motoren Werke AG (BMW)		74,979	7,642,188
Beiersdorf AG		23,589	2,646,097
Brenntag AG		34,802	1,970,809
Commerzbank AG (b)		244,730	3,353,893
Continental AG		25,127	6,377,756
Covestro AG		25,216	2,419,149
Daimler AG (Germany)		219,860	18,257,649
Deutsche Bank AG		473,613	7,696,049
Deutsche Borse AG		44,217	4,579,332
Deutsche Lufthansa AG		52,154	1,664,593
Deutsche Post AG		221,923	10,164,496
Deutsche Telekom AG		747,495	13,535,139
Deutsche Wohnen AG (Bearer)		81,933	3,489,751
E.ON AG		503,835	5,967,646
Evonik Industries AG		38,848	1,415,485
Fraport AG Frankfurt Airport Services Worldwide		9,029	856,750
Fresenius Medical Care AG & Co. KGaA		48,815	4,726,365
Fresenius Medical Care AG & Co. KGaA sponsored ADR		1,480	71,602
Fresenius SE & Co. KGaA		95,313	7,961,628
GEA Group AG		41,594	2,005,620
Hannover Reuck SE		13,438	1,685,073
HeidelbergCement Finance AG		34,495	3,514,676
Henkel AG & Co. KGaA		23,560	2,969,426
Hochtief AG (a)		4,531	799,607
Hugo Boss AG		14,177	1,268,942
Infineon Technologies AG		261,056	7,220,302
Innogy SE		31,016	1,443,353
K&S AG (a)		42,479	1,030,208
KION Group AG		15,857	1,269,144
Lanxess AG		21,497	1,679,736
Linde AG		41,613	8,987,428
MAN SE		8,257	912,572
Merck KGaA		29,830	3,192,946
Metro Wholesale & Food Specialist AG		38,928	743,436
Muenchener Rueckversicherungs AG		35,520	7,946,159
OSRAM Licht AG		23,041	1,762,806
ProSiebenSat.1 Media AG		54,811	1,930,646
RWE AG		120,467	3,011,396
SAP SE		224,769	25,682,696
Schaeffler AG		35,884	567,846
Siemens AG		174,784	25,104,710
Symrise AG		28,100	2,186,844
Telefonica Deutschland Holding AG		170,655	867,310
Thyssenkrupp AG		100,992	2,694,556
TUI AG		21,520	388,046
TUI AG (GB)		88,188	1,592,926
United Internet AG		28,828	1,823,746
Volkswagen AG		7,562	1,412,187
Vonovia SE		107,781	4,740,719
Zalando SE (b)		26,389	1,320,403

TOTAL GERMANY			308,680,261

Greece - 0.1%
Alpha Bank AE (b)		302,651	602,849
EFG Eurobank Ergasias SA (b)		408,508	333,571
Ff Group (b)		7,090	148,493
Greek Organization of Football Prognostics SA		48,784	546,667
Hellenic Telecommunications Organization SA		56,969	676,875
Jumbo SA		22,642	363,969
National Bank of Greece SA (b)		1,209,121	399,917
Piraeus Bank SA (b)		71,596	205,995
Titan Cement Co. SA (Reg.)		10,107	243,939

TOTAL GREECE			3,522,275

Hong Kong - 2.4%
AIA Group Ltd.		2,763,800	20,795,634
Bank of East Asia Ltd.		279,368	1,224,701
Beijing Enterprises Holdings Ltd.		123,000	730,773
BOC Hong Kong (Holdings) Ltd.		848,500	4,040,528
China Everbright International Ltd.		539,000	759,992
China Everbright Ltd.		218,000	516,958
China Jinmao Holdings Group Ltd.		844,000	378,650
China Merchants Holdings International Co. Ltd.		299,502	936,736
China Mobile Ltd.		1,407,500	14,157,157
China Overseas Land and Investment Ltd.		888,000	2,879,791
China Power International Development Ltd.		728,000	231,425
China Resources Beer Holdings Co. Ltd.		364,989	1,052,664
China Resources Power Holdings Co. Ltd.		425,780	818,661
China Taiping Insurance Group Ltd.		362,265	1,193,403
China Unicom Ltd. (b)		1,338,000	1,898,433
CITIC Pacific Ltd.		1,355,000	1,983,503
CLP Holdings Ltd.		378,500	3,849,819
CNOOC Ltd.		4,122,000	5,628,152
CSPC Pharmaceutical Group Ltd.		996,000	1,731,197
Far East Horizon Ltd.		436,000	433,127
Fosun International Ltd.		581,500	1,441,563
Galaxy Entertainment Group Ltd.		542,000	3,689,107
Guangdong Investment Ltd.		654,000	947,292
Hang Lung Group Ltd.		190,000	667,316
Hang Lung Properties Ltd.		484,000	1,111,759
Hang Seng Bank Ltd.		174,700	4,136,064
Henderson Land Development Co. Ltd.		278,113	1,812,757
HK Electric Investments & HK Electric Investments Ltd. unit		577,500	531,501
Hong Kong & China Gas Co. Ltd.		1,923,054	3,645,389
Hong Kong Exchanges and Clearing Ltd.		267,379	7,444,141
Hysan Development Co. Ltd.		134,434	649,648
i-CABLE Communications Ltd. (b)		128,352	4,014
Lenovo Group Ltd.		1,630,000	944,395
Link (REIT)		513,230	4,312,332
MTR Corp. Ltd.		344,564	1,996,346
New World Development Co. Ltd.		1,308,246	1,948,601
PCCW Ltd.		916,627	505,229
Power Assets Holdings Ltd.		322,000	2,790,166
Shanghai Industrial Holdings Ltd.		110,000	337,696
Sino Land Ltd.		687,749	1,184,832
Sino-Ocean Group Holding Ltd.		663,913	433,168
SJM Holdings Ltd.		429,000	368,434
Sun Art Retail Group Ltd.		514,500	519,684
Sun Hung Kai Properties Ltd.		332,583	5,439,740
Swire Pacific Ltd. (A Shares)		120,500	1,190,110
Swire Properties Ltd.		249,400	842,373
Techtronic Industries Co. Ltd.		321,500	1,885,383
Wharf Holdings Ltd.		297,000	2,701,073
Wheelock and Co. Ltd.		181,000	1,259,812

TOTAL HONG KONG			119,981,229

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		82,408	986,828
OTP Bank PLC		56,030	2,259,569
Richter Gedeon PLC		31,172	775,484

TOTAL HUNGARY			4,021,881

India - 2.1%
ABB Ltd. India		4	86
ACC Ltd.		10,680	298,463
Adani Ports & Special Economic Zone Ltd.		176,633	1,173,962
Ambuja Cements Ltd.		132,420	575,695
Apollo Hospitals Enterprise Ltd.		18,769	301,043
Ashok Leyland Ltd.		245,154	496,744
Asian Paints Ltd.		65,212	1,189,276
Aurobindo Pharma Ltd.		57,028	669,363
Axis Bank Ltd.		392,112	3,168,083
Bajaj Auto Ltd.		18,974	954,443
Bajaj Finance Ltd.		37,450	1,041,428
Bajaj Finserv Ltd.		8,511	658,581
Bharat Forge Ltd.		44,594	480,858
Bharat Heavy Electricals Ltd.		219,181	331,733
Bharat Petroleum Corp. Ltd.		168,765	1,411,631
Bharti Airtel Ltd.		282,261	2,167,416
Bharti Infratel Ltd.		124,290	848,723
Bosch Ltd.		1,591	516,300
Cadila Healthcare Ltd.		43,331	336,911
Cipla Ltd.		74,724	724,275
Coal India Ltd.		160,097	708,259
Container Corp. of India Ltd.		8,222	175,532
Dabur India Ltd.		123,115	632,878
Dr. Reddy's Laboratories Ltd.		25,509	951,935
Eicher Motors Ltd.		2,992	1,489,457
GAIL India Ltd.		113,060	812,286
Glenmark Pharmaceuticals Ltd.		29,013	276,777
Godrej Consumer Products Ltd.		55,091	794,587
Grasim Industries Ltd.		72,721	1,378,161
Havells India Ltd.		57,772	432,509
HCL Technologies Ltd.		127,859	1,689,911
Hero Motocorp Ltd.		10,690	635,605
Hindalco Industries Ltd.		261,032	1,077,992
Hindustan Petroleum Corp. Ltd.		133,420	921,371
Hindustan Unilever Ltd.		151,726	2,899,665
Housing Development Finance Corp. Ltd.		347,082	9,152,244
ICICI Bank Ltd.		535,516	2,511,230
Idea Cellular Ltd. (b)		319,015	457,460
IDFC Bank Ltd.		301,509	263,791
Indiabulls Housing Finance Ltd.		75,286	1,446,480
Indiabulls Wholesale Services Ltd. (b)		510	747
Indian Oil Corp. Ltd.		129,205	829,107
Infosys Ltd.		424,769	6,047,464
ITC Ltd.		787,024	3,229,533
JSW Steel Ltd.		195,045	778,523
Larsen & Toubro Ltd.		114,536	2,162,121
LIC Housing Finance Ltd.		66,773	617,405
Lupin Ltd.		49,264	782,175
Mahindra & Mahindra Financial Services Ltd.		60,883	405,871
Mahindra & Mahindra Ltd.		89,372	1,856,177
Marico Ltd.		104,772	510,106
Maruti Suzuki India Ltd.		24,791	3,143,863
Motherson Sumi Systems Ltd.		136,234	768,381
Nestle India Ltd.		4,958	554,301
NTPC Ltd.		371,701	1,040,476
Oil & Natural Gas Corp. Ltd.		293,798	867,101
Piramal Enterprises Ltd.		17,885	759,166
Power Finance Corp. Ltd.		154,754	332,811
Reliance Industries Ltd.		598,322	8,693,919
Rural Electrification Corp. Ltd.		153,170	409,715
Shree Cement Ltd.		1,946	568,935
Shriram Transport Finance Co. Ltd.		32,363	583,784
Siemens India Ltd.		14,842	291,625
State Bank of India		412,198	1,946,720
Sun Pharmaceutical Industries Ltd.		216,619	1,849,709
Tata Consultancy Services Ltd.		104,381	4,230,050
Tata Motors Ltd. (b)		354,151	2,343,140
Tata Motors Ltd. Class A (b)		94,063	349,885
Tata Power Co. Ltd.		245,593	322,021
Tata Steel Ltd.		64,962	706,104
Tech Mahindra Ltd.		106,636	793,882
Titan Co. Ltd.		70,530	691,956
Ultratech Cemco Ltd.		19,609	1,332,821
United Spirits Ltd. (b)		13,603	641,043
UPL Ltd.		79,311	979,047
Vedanta Ltd.		350,845	1,798,114
Wipro Ltd.		281,350	1,279,012
Yes Bank Ltd.		381,225	1,850,192
Zee Entertainment Enterprises Ltd.		127,576	1,067,698

TOTAL INDIA			103,467,844

Indonesia - 0.5%
PT Adaro Energy Tbk		3,146,400	423,387
PT AKR Corporindo Tbk		391,200	214,890
PT Astra International Tbk		4,566,400	2,693,545
PT Bank Central Asia Tbk		2,670,400	4,115,123
PT Bank Danamon Indonesia Tbk Series A		733,813	275,941
PT Bank Mandiri (Persero) Tbk		4,269,500	2,219,353
PT Bank Negara Indonesia (Persero) Tbk		1,618,989	907,231
PT Bank Rakyat Indonesia Tbk		2,538,400	2,919,745
PT Bumi Serpong Damai Tbk		1,715,600	217,573
PT Charoen Pokphand Indonesia Tbk		1,589,600	386,778
PT Gudang Garam Tbk		105,000	541,935
PT Hanjaya Mandala Sampoerna Tbk		2,027,400	594,953
PT Indocement Tunggal Prakarsa Tbk		372,900	617,261
PT Indofood CBP Sukses Makmur Tbk		486,900	315,924
PT Indofood Sukses Makmur Tbk		935,400	565,551
PT Jasa Marga Tbk		477,453	228,825
PT Kalbe Farma Tbk		4,564,500	538,485
PT Lippo Karawaci Tbk		3,979,800	202,475
PT Matahari Department Store Tbk		542,700	344,127
PT Media Nusantara Citra Tbk		1,117,100	128,492
PT Pakuwon Jati Tbk		5,371,500	249,515
PT Perusahaan Gas Negara Tbk Series B		2,375,200	322,239
PT Semen Gresik (Persero) Tbk		640,200	514,520
PT Summarecon Agung Tbk		2,225,600	169,843
PT Surya Citra Media Tbk		1,252,700	198,585
PT Telkomunikasi Indonesia Tbk Series B		11,454,900	3,417,764
PT Tower Bersama Infrastructure Tbk		518,900	260,167
PT Unilever Indonesia Tbk		337,100	1,232,823
PT United Tractors Tbk		365,412	934,242
PT Waskita Karya Persero Tbk		1,085,600	169,694
PT XL Axiata Tbk (b)		840,625	209,498

TOTAL INDONESIA			26,130,484

Ireland - 0.4%
Bank Ireland Group PLC (b)		216,677	1,698,122
CRH PLC		192,203	7,232,976
DCC PLC (United Kingdom)		19,982	1,894,891
James Hardie Industries PLC CDI		100,344	1,527,518
Kerry Group PLC Class A		36,421	3,667,641
Paddy Power Betfair PLC (Ireland)		18,005	1,841,440
Ryanair Holdings PLC (b)		4,983	98,093
Ryanair Holdings PLC sponsored ADR (b)		6,116	685,665

TOTAL IRELAND			18,646,346

Isle of Man - 0.0%
Genting Singapore PLC		1,346,800	1,205,411
NEPI Rockcastle PLC		73,606	1,029,013

TOTAL ISLE OF MAN			2,234,424

Israel - 0.3%
Azrieli Group		9,206	519,484
Bank Hapoalim BM (Reg.)		241,972	1,712,444
Bank Leumi le-Israel BM		328,388	1,815,751
Bezeq The Israel Telecommunication Corp. Ltd.		448,295	669,403
Check Point Software Technologies Ltd. (a)(b)		30,276	3,563,788
Elbit Systems Ltd. (Israel)		5,292	784,501
Frutarom Industries Ltd.		8,304	683,658
Israel Chemicals Ltd.		110,079	458,917
Mizrahi Tefahot Bank Ltd.		30,034	541,870
NICE Systems Ltd.		14,481	1,193,436
Taro Pharmaceutical Industries Ltd. (a)(b)		3,253	365,702
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		210,781	2,908,778

TOTAL ISRAEL			15,217,732

Italy - 1.3%
Assicurazioni Generali SpA		284,507	5,183,221
Atlantia SpA		104,716	3,415,396
Enel SpA		1,855,552	11,507,527
Eni SpA		578,771	9,461,766
Intesa Sanpaolo SpA		3,033,579	10,198,612
Intesa Sanpaolo SpA (Risparmio Shares)		246,718	778,251
Leonardo SpA		95,083	1,642,533
Luxottica Group SpA		37,877	2,172,519
Mediobanca SpA		126,845	1,390,378
Poste Italiane SpA		118,180	863,829
Prysmian SpA		48,286	1,664,880
Recordati SpA		23,173	1,077,293
Saipem SpA (b)		130,367	547,904
Snam Rete Gas SpA		533,045	2,723,344
Telecom Italia SpA (b)		2,655,396	2,304,388
Terna SpA		322,666	1,946,942
UniCredit SpA (b)		458,586	8,776,642
Unipolsai SpA		244,816	557,800

TOTAL ITALY			66,213,225

Japan - 16.1%
ABC-MART, Inc.		7,200	363,189
ACOM Co. Ltd. (a)(b)		85,600	355,864
AEON Co. Ltd.		142,100	2,197,924
AEON Financial Service Co. Ltd.		24,300	521,879
AEON MALL Co. Ltd.		24,520	438,462
Air Water, Inc.		32,500	623,725
Aisin Seiki Co. Ltd.		41,900	2,170,524
Ajinomoto Co., Inc.		126,100	2,536,702
Alfresa Holdings Corp.		40,900	781,481
All Nippon Airways Ltd.		25,000	960,875
Alps Electric Co. Ltd.		47,400	1,450,632
Amada Holdings Co. Ltd.		78,100	970,472
Aozora Bank Ltd.		26,600	1,041,172
Asahi Glass Co. Ltd.		47,100	1,845,858
Asahi Group Holdings		89,000	4,063,598
Asahi Kasei Corp.		291,000	3,523,930
Asics Corp.		34,700	530,472
Astellas Pharma, Inc.		474,000	6,308,398
Bandai Namco Holdings, Inc.		47,000	1,610,598
Bank of Kyoto Ltd.		13,200	693,226
Benesse Holdings, Inc.		15,900	539,013
Bridgestone Corp.		148,600	7,098,681
Brother Industries Ltd.		53,000	1,289,654
Calbee, Inc.		17,600	593,978
Canon, Inc.		239,900	9,012,348
Canon, Inc. sponsored ADR (a)		4,174	157,569
Casio Computer Co. Ltd.		49,700	733,402
Central Japan Railway Co.		32,900	5,976,178
Chiba Bank Ltd.		159,000	1,218,831
Chubu Electric Power Co., Inc.		150,500	1,940,921
Chugai Pharmaceutical Co. Ltd.		50,500	2,407,677
Chugoku Electric Power Co., Inc.		63,800	711,379
Coca-Cola West Co. Ltd.		28,400	993,698
Concordia Financial Group Ltd.		289,600	1,533,747
Credit Saison Co. Ltd.		34,900	702,723
CYBERDYNE, Inc. (a)(b)		23,800	315,309
Dai Nippon Printing Co. Ltd.		58,000	1,390,259
Dai-ichi Mutual Life Insurance Co.		246,900	4,715,278
Daicel Chemical Industries Ltd.		64,400	804,074
Daiichi Sankyo Kabushiki Kaisha		131,000	3,008,899
Daikin Industries Ltd.		57,200	6,321,222
Dainippon Sumitomo Pharma Co. Ltd.		34,700	495,248
Daito Trust Construction Co. Ltd.		15,900	2,779,867
Daiwa House Industry Co. Ltd.		129,100	4,731,892
Daiwa House REIT Investment Corp.		321	750,115
Daiwa Securities Group, Inc.		380,000	2,382,479
DeNA Co. Ltd.		24,900	585,582
DENSO Corp.		109,000	6,003,064
Dentsu, Inc.		50,300	2,151,530
Disco Corp.		6,400	1,483,051
Don Quijote Holdings Co. Ltd.		26,600	1,115,738
East Japan Railway Co.		75,400	7,312,263
Eisai Co. Ltd.		62,900	3,500,803
Electric Power Development Co. Ltd.		35,500	894,638
FamilyMart Co. Ltd.		18,100	1,028,758
Fanuc Corp.		44,400	10,381,781
Fast Retailing Co. Ltd.		12,300	4,115,275
Fuji Electric Co. Ltd.		129,000	934,621
Fujifilm Holdings Corp.		95,100	3,890,331
Fujitsu Ltd.		453,000	3,530,000
Fukuoka Financial Group, Inc.		179,000	923,856
Hakuhodo DY Holdings, Inc.		52,000	719,316
Hamamatsu Photonics K.K.		32,900	1,065,231
Hankyu Hanshin Holdings, Inc.		54,300	2,117,013
Hikari Tsushin, Inc.		4,700	608,467
Hino Motors Ltd.		59,600	767,112
Hirose Electric Co. Ltd.		7,325	1,101,943
Hiroshima Bank Ltd.		54,000	457,205
Hisamitsu Pharmaceutical Co., Inc.		15,400	847,900
Hitachi Chemical Co. Ltd.		22,700	647,309
Hitachi Construction Machinery Co. Ltd.		23,300	799,291
Hitachi High-Technologies Corp.		16,200	677,952
Hitachi Ltd.		1,106,000	8,807,465
Hitachi Metals Ltd.		46,400	601,100
Honda Motor Co. Ltd.		393,100	12,318,605
Hoshizaki Corp.		12,000	1,135,605
Hoya Corp.		89,200	4,846,302
Hulic Co. Ltd.		64,600	666,413
Idemitsu Kosan Co. Ltd.		30,200	882,741
IHI Corp.		34,200	1,231,848
Iida Group Holdings Co. Ltd.		32,000	613,866
INPEX Corp.		222,100	2,378,067
Isetan Mitsukoshi Holdings Ltd.		75,400	821,919
Isuzu Motors Ltd.		129,200	1,887,018
Itochu Corp.		342,900	6,006,457
J. Front Retailing Co. Ltd.		52,300	776,238
Japan Airlines Co. Ltd.		25,700	879,642
Japan Airport Terminal Co. Ltd.		10,000	355,454
Japan Exchange Group, Inc.		117,500	2,118,343
Japan Post Bank Co. Ltd.		90,000	1,139,833
Japan Post Holdings Co. Ltd.		360,800	4,173,887
Japan Prime Realty Investment Corp.		191	614,316
Japan Real Estate Investment Corp.		280	1,312,681
Japan Retail Fund Investment Corp.		598	1,061,246
Japan Tobacco, Inc.		251,400	8,321,391
JFE Holdings, Inc.		121,900	2,619,787
JGC Corp.		48,000	805,078
JSR Corp.		44,400	860,688
JTEKT Corp.		48,200	798,649
JX Holdings, Inc.		709,610	3,664,285
Kajima Corp.		202,000	2,095,042
Kakaku.com, Inc.		30,800	422,916
Kamigumi Co. Ltd.		26,500	634,383
Kaneka Corp.		61,000	503,734
Kansai Electric Power Co., Inc.		158,600	2,171,885
Kansai Paint Co. Ltd.		47,200	1,213,179
Kao Corp.		113,600	6,865,433
Kawasaki Heavy Industries Ltd.		33,400	1,165,265
KDDI Corp.		413,800	11,024,725
Keihan Electric Railway Co., Ltd.		22,200	678,336
Keihin Electric Express Railway Co. Ltd.		52,500	1,085,993
Keio Corp.		27,800	1,212,874
Keisei Electric Railway Co.		31,200	942,475
Keyence Corp.		22,240	12,348,203
Kikkoman Corp.		33,000	1,132,577
Kintetsu Group Holdings Co. Ltd.		40,800	1,568,879
Kirin Holdings Co. Ltd.		199,100	4,779,170
Kobe Steel Ltd. (a)(b)		71,100	600,286
Koito Manufacturing Co. Ltd.		26,200	1,756,821
Komatsu Ltd.		211,600	6,914,193
Konami Holdings Corp.		21,100	1,027,680
Konica Minolta, Inc.		106,100	930,786
Kose Corp.		7,000	851,290
Kubota Corp.		242,100	4,555,231
Kuraray Co. Ltd.		80,400	1,583,444
Kurita Water Industries Ltd.		22,000	699,078
Kyocera Corp.		73,600	4,922,931
Kyowa Hakko Kirin Co., Ltd.		57,500	1,061,392
Kyushu Electric Power Co., Inc.		95,200	1,085,860
Kyushu Financial Group, Inc.		74,700	474,806
Kyushu Railway Co.		35,600	1,137,833
Lawson, Inc.		13,600	888,064
LINE Corp. (a)(b)		9,300	385,207
Lion Corp.		51,000	981,369
LIXIL Group Corp.		60,400	1,663,478
M3, Inc.		49,600	1,479,397
Mabuchi Motor Co. Ltd.		10,500	550,988
Makita Corp.		50,400	2,112,196
Marubeni Corp.		384,000	2,574,735
Marui Group Co. Ltd.		45,400	694,831
Maruichi Steel Tube Ltd.		15,700	479,655
Mazda Motor Corp.		134,100	1,935,831
McDonald's Holdings Co. (Japan) Ltd.		14,900	639,695
Mebuki Financial Group, Inc.		242,410	1,011,312
Medipal Holdings Corp.		37,500	696,422
Meiji Holdings Co. Ltd.		28,100	2,297,174
Minebea Mitsumi, Inc.		90,300	1,655,480
Miraca Holdings, Inc.		12,500	581,588
Misumi Group, Inc.		64,600	1,769,882
Mitsubishi Chemical Holdings Corp.		330,100	3,447,999
Mitsubishi Corp.		346,400	8,111,976
Mitsubishi Electric Corp.		443,000	7,581,282
Mitsubishi Estate Co. Ltd.		286,900	5,202,801
Mitsubishi Gas Chemical Co., Inc.		41,100	1,005,416
Mitsubishi Heavy Industries Ltd.		74,700	2,922,781
Mitsubishi Materials Corp.		25,500	969,617
Mitsubishi Motors Corp. of Japan		149,200	1,194,767
Mitsubishi Tanabe Pharma Corp.		50,200	1,104,871
Mitsubishi UFJ Financial Group, Inc.		2,767,100	18,769,639
Mitsubishi UFJ Lease & Finance Co. Ltd.		95,500	503,852
Mitsui & Co. Ltd.		392,500	5,861,735
Mitsui Chemicals, Inc.		41,400	1,276,608
Mitsui Fudosan Co. Ltd.		204,600	4,775,566
Mitsui OSK Lines Ltd.		26,300	805,342
mixi, Inc.		9,800	477,769
Mizuho Financial Group, Inc.		5,504,160	10,000,402
MS&AD Insurance Group Holdings, Inc.		109,890	3,733,219
Murata Manufacturing Co. Ltd.		43,900	6,899,413
Nabtesco Corp.		25,500	1,013,031
Nagoya Railroad Co. Ltd.		45,200	1,015,459
NEC Corp.		58,800	1,613,451
New Hampshire Foods Ltd.		42,000	1,208,128
Nexon Co. Ltd. (b)		43,200	1,162,043
NGK Insulators Ltd.		58,300	1,154,420
NGK Spark Plug Co. Ltd.		37,900	864,921
Nidec Corp.		54,700	7,274,166
Nikon Corp.		76,000	1,443,313
Nintendo Co. Ltd.		26,000	10,087,007
Nippon Building Fund, Inc.		302	1,458,100
Nippon Electric Glass Co. Ltd.		18,400	751,246
Nippon Express Co. Ltd.		18,600	1,180,216
Nippon Paint Holdings Co. Ltd.		36,500	1,287,672
Nippon Prologis REIT, Inc.		413	868,379
Nippon Steel & Sumitomo Metal Corp.		175,617	4,210,500
Nippon Telegraph & Telephone Corp.		157,800	7,629,240
Nippon Yusen KK (b)		37,300	788,879
Nissan Chemical Industries Co. Ltd.		29,500	1,100,334
Nissan Motor Co. Ltd.		530,800	5,162,229
Nisshin Seifun Group, Inc.		44,445	781,096
Nissin Food Holdings Co. Ltd.		13,300	837,462
Nitori Holdings Co. Ltd.		18,600	2,703,163
Nitto Denko Corp.		38,200	3,552,133
NKSJ Holdings, Inc.		81,800	3,287,970
NOK Corp.		20,600	505,996
Nomura Holdings, Inc.		834,400	4,775,081
Nomura Real Estate Holdings, Inc.		26,800	589,883
Nomura Real Estate Master Fund, Inc.		847	1,059,381
Nomura Research Institute Ltd.		31,640	1,341,382
NSK Ltd.		96,600	1,390,892
NTT Data Corp.		142,700	1,661,996
NTT DOCOMO, Inc.		299,900	7,263,206
NTT DOCOMO, Inc. sponsored ADR (a)		10,464	254,380
Obayashi Corp.		145,600	1,906,384
OBIC Co. Ltd.		15,700	1,039,201
Odakyu Electric Railway Co. Ltd.		67,000	1,310,672
Oji Holdings Corp.		193,000	1,131,174
Olympus Corp.		68,000	2,530,598
OMRON Corp.		43,100	2,415,131
Ono Pharmaceutical Co. Ltd.		92,500	2,120,019
Oracle Corp. Japan		8,300	702,309
Oriental Land Co. Ltd.		50,100	4,007,163
ORIX Corp.		303,700	5,221,701
Osaka Gas Co. Ltd.		84,000	1,627,000
Otsuka Corp.		11,300	770,304
Otsuka Holdings Co. Ltd.		90,600	3,784,783
Panasonic Corp.		505,200	7,628,199
Park24 Co. Ltd.		24,400	564,013
Pola Orbis Holdings, Inc.		20,000	637,490
Rakuten, Inc.		209,500	2,241,819
Recruit Holdings Co. Ltd.		252,400	6,188,255
Renesas Electronics Corp. (b)		110,000	1,422,200
Resona Holdings, Inc.		512,800	2,771,855
Ricoh Co. Ltd.		166,700	1,546,948
Rinnai Corp.		8,600	736,869
ROHM Co. Ltd.		22,000	2,047,919
Ryohin Keikaku Co. Ltd.		5,400	1,592,984
Sankyo Co. Ltd. (Gunma)		10,200	329,231
Santen Pharmaceutical Co. Ltd.		82,000	1,303,000
SBI Holdings, Inc. Japan		46,080	727,220
Secom Co. Ltd.		48,400	3,685,277
Sega Sammy Holdings, Inc.		40,300	567,317
Seibu Holdings, Inc.		40,500	724,050
Seiko Epson Corp.		66,000	1,574,976
Sekisui Chemical Co. Ltd.		93,800	1,893,289
Sekisui House Ltd.		137,100	2,563,561
Seven & i Holdings Co. Ltd.		172,600	6,956,552
Seven Bank Ltd.		128,500	475,231
Sharp Corp. (a)(b)		34,100	1,084,792
Shimadzu Corp.		56,200	1,168,517
Shimamura Co. Ltd.		4,900	545,900
SHIMANO, Inc.		17,400	2,381,039
SHIMIZU Corp.		124,600	1,466,592
Shin-Etsu Chemical Co. Ltd.		89,000	9,386,049
Shinsei Bank Ltd.		38,400	648,030
Shionogi & Co. Ltd.		68,600	3,693,226
Shiseido Co. Ltd.		88,000	3,629,787
Shizuoka Bank Ltd.		118,000	1,148,330
Showa Shell Sekiyu K.K.		40,800	481,328
SMC Corp.		13,100	5,011,542
SoftBank Corp.		188,900	16,740,732
Sohgo Security Services Co., Ltd.		15,500	746,758
Sony Corp.		289,500	12,111,144
Sony Financial Holdings, Inc.		37,600	624,667
Stanley Electric Co. Ltd.		32,000	1,181,262
Start Today Co. Ltd.		42,500	1,164,059
Subaru Corp.		140,900	4,867,970
Sumitomo Chemical Co. Ltd.		367,000	2,579,221
Sumitomo Corp.		274,300	3,967,505
Sumitomo Electric Industries Ltd.		173,900	2,960,707
Sumitomo Heavy Industries Ltd.		25,600	1,075,572
Sumitomo Metal Mining Co. Ltd.		56,000	2,209,289
Sumitomo Mitsui Financial Group, Inc.		306,900	12,295,253
Sumitomo Mitsui Trust Holdings, Inc.		76,825	3,032,269
Sumitomo Realty & Development Co. Ltd.		80,000	2,679,377
Sumitomo Rubber Industries Ltd.		40,000	759,509
Sundrug Co. Ltd.		16,200	705,000
Suntory Beverage & Food Ltd.		31,400	1,444,789
Suzuken Co. Ltd.		17,010	613,174
Suzuki Motor Corp.		78,800	4,316,134
Sysmex Corp.		36,600	2,504,896
T&D Holdings, Inc.		126,400	1,971,924
Taiheiyo Cement Corp.		27,400	1,095,150
Taisei Corp.		48,200	2,670,618
Taisho Pharmaceutical Holdings Co. Ltd.		7,700	586,404
Taiyo Nippon Sanso Corp.		28,500	342,204
Takashimaya Co. Ltd.		76,000	699,269
Takeda Pharmaceutical Co. Ltd.		163,400	9,213,298
TDK Corp.		29,400	2,259,076
Teijin Ltd.		41,100	869,892
Terumo Corp.		74,300	3,096,103
The Chugoku Bank Ltd.		36,700	526,066
The Hachijuni Bank Ltd.		88,300	552,976
The Suruga Bank Ltd.		39,300	894,807
THK Co. Ltd.		27,400	999,448
Tobu Railway Co. Ltd.		46,200	1,355,363
Toho Co. Ltd.		25,800	854,788
Toho Gas Co. Ltd.		16,400	458,521
Tohoku Electric Power Co., Inc.		106,100	1,391,908
Tokio Marine Holdings, Inc.		155,200	6,690,241
Tokyo Electric Power Co., Inc. (b)		322,100	1,322,098
Tokyo Electron Ltd.		36,000	6,338,871
Tokyo Gas Co. Ltd.		90,900	2,267,559
Tokyo Tatemono Co. Ltd.		44,300	621,455
Tokyu Corp.		118,900	1,798,609
Tokyu Fudosan Holdings Corp.		111,300	729,695
Toppan Printing Co. Ltd.		125,000	1,271,716
Toray Industries, Inc.		339,900	3,440,347
Toshiba Corp. (b)		931,000	2,691,588
Tosoh Corp.		66,000	1,424,329
Toto Ltd.		31,800	1,557,375
Toyo Seikan Group Holdings Ltd.		35,700	631,459
Toyo Suisan Kaisha Ltd.		19,700	757,860
Toyoda Gosei Co. Ltd.		14,100	344,773
Toyota Industries Corp.		37,500	2,308,182
Toyota Motor Corp.		596,372	36,990,620
Toyota Tsusho Corp.		50,000	1,818,528
Trend Micro, Inc.		28,200	1,512,186
Tsuruha Holdings, Inc.		8,300	1,029,056
Unicharm Corp.		94,600	2,152,694
United Urban Investment Corp.		683	982,575
USS Co. Ltd.		48,100	972,332
West Japan Railway Co.		38,300	2,700,763
Yahoo! Japan Corp.		324,100	1,449,006
Yakult Honsha Co. Ltd.		19,500	1,612,223
Yamada Denki Co. Ltd.		139,200	740,433
Yamaguchi Financial Group, Inc.		43,000	520,868
Yamaha Corp.		38,000	1,493,087
Yamaha Motor Co. Ltd.		62,800	1,884,793
Yamato Holdings Co. Ltd.		79,100	1,617,261
Yamazaki Baking Co. Ltd.		28,900	520,198
Yaskawa Electric Corp.		56,800	2,035,189
Yokogawa Electric Corp.		52,400	995,401
Yokohama Rubber Co. Ltd.		26,300	591,278

TOTAL JAPAN			802,339,766

Korea (South) - 3.5%
AMOREPACIFIC Corp.		7,136	2,004,046
AMOREPACIFIC Group, Inc.		6,400	821,401
BGFretail Co. Ltd. (c)		5,588	395,327
BS Financial Group, Inc.		57,177	508,313
Celltrion, Inc.		17,879	2,767,984
Cheil Industries, Inc.		17,658	2,337,365
Cheil Worldwide, Inc.		14,658	272,685
CJ CheilJedang Corp.		1,659	543,064
CJ Corp.		3,254	542,775
CJ E&M Corp.		4,212	318,323
Coway Co. Ltd.		11,735	1,021,220
Daelim Industrial Co.		6,174	460,528
Daewoo Engineering & Construction Co. Ltd. (b)		28,467	187,134
DGB Financial Group Co. Ltd.		36,997	345,785
Dong Suh Companies, Inc.		8,128	199,912
Dongbu Insurance Co. Ltd.		10,724	676,191
Doosan Bobcat, Inc.		7,792	252,627
Doosan Heavy Industries & Construction Co. Ltd.		10,247	160,383
E-Mart Co. Ltd.		4,530	907,548
EUSU Holdings Co. Ltd.		6	35
GS Engineering & Construction Corp. (b)		11,467	266,653
GS Holdings Corp.		10,996	651,052
GS Retail Co. Ltd.		5,862	175,112
Hana Financial Group, Inc.		68,859	2,953,062
Hanjin Shipping Co. Ltd. (b)(c)		12	0
Hankook Tire Co. Ltd.		16,632	803,270
Hanmi Pharm Co. Ltd.		1,372	568,757
Hanmi Science Co. Ltd.		2,788	228,907
Hanon Systems		41,256	479,682
Hanssem Co. Ltd.		2,343	357,289
Hanwha Chemical Corp.		23,818	648,658
Hanwha Corp.		9,854	393,511
Hanwha Life Insurance Co. Ltd.		56,393	399,460
Hanwha Techwin Co. Ltd. (b)		8,044	276,265
Hotel Shilla Co.		7,080	495,813
Hyosung Corp.		4,637	557,805
Hyundai Department Store Co. Ltd.		3,171	259,502
Hyundai Engineering & Construction Co. Ltd.		17,150	580,568
Hyundai Fire & Marine Insurance Co. Ltd.		13,796	559,569
Hyundai Glovis Co. Ltd.		4,097	553,307
Hyundai Heavy Industries Co. Ltd. (b)		6,958	973,917
Hyundai Industrial Development & Construction Co.		12,743	457,024
Hyundai Mobis		15,690	3,739,757
Hyundai Motor Co.		35,295	5,082,323
Hyundai Robotics Co. Ltd.		2,184	881,929
Hyundai Steel Co.		17,960	923,629
Hyundai Wia Corp.		3,524	203,291
Industrial Bank of Korea		55,704	764,747
Kakao Corp.		7,727	995,169
Kangwon Land, Inc.		26,401	809,912
KB Financial Group, Inc.		91,493	4,793,318
KCC Corp.		1,273	444,034
KEPCO Plant Service & Engineering Co. Ltd.		4,893	180,738
Kia Motors Corp.		62,065	1,965,048
Korea Aerospace Industries Ltd.		15,780	801,639
Korea Electric Power Corp.		60,201	2,114,888
Korea Express Co. Ltd. (b)		1,810	254,157
Korea Gas Corp. (b)		6,164	225,205
Korea Investment Holdings Co. Ltd.		8,772	496,622
Korea Zinc Co. Ltd.		2,044	935,996
Korean Air Lines Co. Ltd. (b)		9,623	272,400
KT Corp.		6,424	168,945
KT&G Corp.		27,167	2,575,555
Kumho Petro Chemical Co. Ltd.		4,052	251,508
LG Chemical Ltd.		10,335	3,729,729
LG Corp.		21,117	1,624,254
LG Display Co. Ltd.		52,017	1,363,546
LG Electronics, Inc.		23,775	1,935,019
LG Household & Health Care Ltd.		2,092	2,202,223
LG Innotek Co. Ltd.		3,214	494,422
Lotte Chemical Corp.		3,663	1,210,527
Lotte Chilsung Beverage Co. Ltd.		80	98,954
Lotte Confectionery Co. Ltd. (b)		352	58,557
Lotte Confectionery Co. Ltd.		6,231	415,181
Lotte Shopping Co. Ltd.		2,432	489,406
Medy-Tox, Inc.		941	356,423
Mirae Asset Daewoo Co. Ltd.		92,230	837,262
NAVER Corp.		6,456	5,162,075
NCSOFT Corp.		3,894	1,485,382
Netmarble Games Corp.		3,760	585,141
Oci Co. Ltd.		3,752	379,197
Orion Corp./Republic of Korea		5,053	479,047
Ottogi Corp.		241	163,600
POSCO		17,062	4,983,381
Posco Daewoo Corp.		10,124	175,662
S-Oil Corp.		10,636	1,222,376
S1 Corp.		4,083	334,502
Samsung Biologics Co. Ltd.		3,752	1,288,598
Samsung Card Co. Ltd.		7,471	244,893
Samsung Electro-Mechanics Co. Ltd.		13,298	1,236,924
Samsung Electronics Co. Ltd.		22,417	55,215,965
Samsung Fire & Marine Insurance Co. Ltd.		7,176	1,752,138
Samsung Heavy Industries Co. Ltd. (b)		58,342	615,725
Samsung Life Insurance Co. Ltd.		15,682	1,893,470
Samsung SDI Co. Ltd.		12,684	2,336,935
Samsung SDS Co. Ltd.		7,657	1,417,595
Samsung Securities Co. Ltd.		14,170	451,173
Shinhan Financial Group Co. Ltd.		98,463	4,431,720
Shinsegae Co. Ltd.		1,610	329,750
SK C&C Co. Ltd.		9,866	2,554,541
SK Energy Co. Ltd.		14,989	2,748,209
SK Hynix, Inc.		133,452	9,811,155
SK Networks Co. Ltd.		33,013	196,350
SK Telecom Co. Ltd.		4,578	1,082,959
STX Pan Ocean Co. Ltd. (Korea) (b)		47,378	222,888
Woori Bank		82,001	1,202,780
Woori Investment & Securities Co. Ltd.		31,442	395,102
Yuhan Corp.		1,748	318,930

TOTAL KOREA (SOUTH)			175,776,305

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)		152,510	4,372,886
Eurofins Scientific SA		2,438	1,525,029
Millicom International Cellular SA (depository receipt)		15,112	966,652
RTL Group SA		9,132	677,497
SES SA (France) (depositary receipt)		82,240	1,337,330
Tenaris SA		107,570	1,468,474

TOTAL LUXEMBOURG			10,347,868

Malaysia - 0.5%
AirAsia Bhd		314,500	248,211
Alliance Bank Malaysia Bhd		210,100	183,192
AMMB Holdings Bhd		375,600	379,860
Astro Malaysia Holdings Bhd		303,400	201,454
Axiata Group Bhd		585,796	746,087
British American Tobacco (Malaysia) Bhd		30,800	285,293
Bumiputra-Commerce Holdings Bhd		1,045,162	1,516,374
Dialog Group Bhd		754,222	402,775
DiGi.com Bhd		779,900	921,432
Felda Global Ventures Holdings Bhd		274,200	123,753
Gamuda Bhd		385,875	478,697
Genting Bhd		499,900	1,069,021
Genting Malaysia Bhd		660,700	785,284
Genting Plantations Bhd		53,500	135,014
Hap Seng Consolidated Bhd		115,900	254,147
Hartalega Holdings Bhd		126,700	228,132
Hong Leong Bank Bhd		140,500	529,199
Hong Leong Credit Bhd		44,900	177,181
IHH Healthcare Bhd		696,000	927,561
IJM Corp. Bhd		614,900	463,500
IOI Corp. Bhd		500,100	527,043
IOI Properties Group Bhd		524,000	246,399
Kuala Lumpur Kepong Bhd		101,700	591,167
Malayan Banking Bhd		827,618	1,808,948
Malaysia Airports Holdings Bhd		184,998	361,953
Maxis Bhd		422,500	594,016
MISC Bhd		277,200	455,232
Petronas Chemicals Group Bhd		520,600	906,621
Petronas Dagangan Bhd		52,300	296,103
Petronas Gas Bhd		154,900	660,302
PPB Group Bhd		100,500	398,485
Public Bank Bhd		671,000	3,244,012
RHB Capital Bhd		169,457	203,412
RHB Capital Bhd (b)(c)		122,876	0
SapuraKencana Petroleum Bhd		832,900	314,896
Sime Darby Bhd		509,107	1,106,754
Telekom Malaysia Bhd		259,174	388,883
Tenaga Nasional Bhd		786,625	2,788,132
UMW Holdings Bhd		112,100	138,801
Westports Holdings Bhd		251,000	220,040
YTL Corp. Bhd		1,005,312	301,689
YTL Power International Bhd		472,275	145,075

TOTAL MALAYSIA			25,754,130

Malta - 0.0%
Brait SA		83,320	311,741
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,487,700	431,107
Mexico - 0.7%
Alfa SA de CV Series A		671,900	701,979
America Movil S.A.B. de CV Series L		7,642,046	6,593,005
CEMEX S.A.B. de CV unit		3,381,540	2,748,022
Coca-Cola FEMSA S.A.B. de CV Series L		111,400	752,535
Compartamos S.A.B. de CV		218,200	221,025
El Puerto de Liverpool S.A.B. de CV Class C		40,155	273,540
Embotelladoras Arca S.A.B. de CV		98,762	628,526
Fibra Uno Administracion SA de CV		707,900	1,114,001
Fomento Economico Mexicano S.A.B. de CV unit		447,200	3,904,071
Gruma S.A.B. de CV Series B		46,955	615,062
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		87,200	827,028
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		46,920	836,798
Grupo Bimbo S.A.B. de CV Series A		373,400	863,202
Grupo Carso SA de CV Series A1		120,200	389,846
Grupo Financiero Banorte S.A.B. de CV Series O		573,600	3,404,186
Grupo Financiero Inbursa S.A.B. de CV Series O		520,200	894,055
Grupo Financiero Santander Mexico S.A.B. de CV		417,600	703,342
Grupo Lala S.A.B. de CV		124,300	191,976
Grupo Mexico SA de CV Series B		879,323	2,859,259
Grupo Televisa SA de CV		551,700	2,415,230
Industrias Penoles SA de CV		30,355	705,670
Infraestructura Energetica Nova S.A.B. de CV		114,900	586,674
Kimberly-Clark de Mexico SA de CV Series A		346,000	595,744
Mexichem S.A.B. de CV		229,916	591,947
Promotora y Operadora de Infraestructura S.A.B. de CV		56,730	538,723
Wal-Mart de Mexico SA de CV Series V		1,211,400	2,706,919

TOTAL MEXICO			36,662,365

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		849,640	1,037,900
Netherlands - 3.1%
ABN AMRO Group NV GDR		95,830	2,959,805
AEGON NV		404,775	2,389,734
AerCap Holdings NV (b)		33,376	1,756,913
Airbus Group NV		132,755	13,622,669
Akzo Nobel NV		57,637	5,219,344
Altice NV:
Class A (b)		107,822	2,034,035
Class B (b)		24,148	455,405
ASML Holding NV (Netherlands)		85,462	15,419,864
CNH Industrial NV		236,681	3,024,406
EXOR NV		24,195	1,551,504
Ferrari NV		28,306	3,392,844
Fiat Chrysler Automobiles NV		245,051	4,236,043
Gemalto NV		17,975	711,479
Heineken Holding NV		26,938	2,500,885
Heineken NV (Bearer)		59,271	5,776,039
ING Groep NV (Certificaten Van Aandelen)		886,875	16,388,995
Koninklijke Ahold Delhaize NV		294,059	5,533,647
Koninklijke Boskalis Westminster NV		22,649	809,949
Koninklijke DSM NV		41,945	3,578,480
Koninklijke KPN NV		793,590	2,730,643
Koninklijke Philips Electronics NV		213,711	8,709,352
NN Group NV		72,526	3,037,970
NXP Semiconductors NV (b)		79,312	9,283,470
QIAGEN NV (Germany)		48,098	1,628,984
Randstad Holding NV		27,814	1,711,322
RELX NV		223,836	5,055,659
Steinhoff International Holdings NV (South Africa)		698,665	3,034,569
STMicroelectronics NV (France)		147,700	3,477,057
Unilever NV (Certificaten Van Aandelen) (Bearer)		371,905	21,603,949
Vopak NV		16,232	702,899
Wolters Kluwer NV		68,076	3,336,874

TOTAL NETHERLANDS			155,674,788

New Zealand - 0.1%
Auckland International Airport Ltd.		222,887	950,209
Contact Energy Ltd.		167,588	659,413
Fletcher Building Ltd.		155,623	783,787
Mercury Nz Ltd.		151,099	340,176
Meridian Energy Ltd.		295,351	576,010
Ryman Healthcare Group Ltd.		88,251	561,628
Spark New Zealand Ltd.		411,723	1,036,811

TOTAL NEW ZEALAND			4,908,034

Norway - 0.5%
DNB ASA		223,337	4,306,510
Gjensidige Forsikring ASA		45,861	862,982
Marine Harvest ASA		93,094	1,817,886
Norsk Hydro ASA		301,236	2,328,973
Orkla ASA		189,860	1,858,387
Schibsted ASA:
(A Shares)		15,964	411,609
(B Shares)		20,757	486,651
Statoil ASA		258,349	5,249,011
Statoil ASA sponsored ADR		1,785	36,253
Telenor ASA		173,440	3,684,114
Yara International ASA		41,449	1,967,914

TOTAL NORWAY			23,010,290

Pakistan - 0.0%
Engro Corp. Ltd.		58,200	153,612
Habib Bank Ltd.		130,200	198,375
Lucky Cement Ltd.		28,800	133,106
MCB Bank Ltd.		86,400	163,047
Oil & Gas Development Co. Ltd.		143,300	195,411
United Bank Ltd.		108,600	184,641

TOTAL PAKISTAN			1,028,192

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		310,807	1,755,526
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		43,522	600,168
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		437,900	635,813
Aboitiz Power Corp.		315,800	260,180
Alliance Global Group, Inc. (b)		1,003,000	311,095
Ayala Corp.		55,350	1,106,238
Ayala Land, Inc.		1,642,300	1,375,335
Bank of the Philippine Islands (BPI)		186,198	353,731
BDO Unibank, Inc.		439,548	1,171,605
DMCI Holdings, Inc.		847,600	252,051
Globe Telecom, Inc.		7,075	280,062
GT Capital Holdings, Inc.		19,345	442,510
International Container Terminal Services, Inc.		108,580	222,904
JG Summit Holdings, Inc.		622,080	927,353
Jollibee Food Corp.		99,230	478,977
Megaworld Corp.		2,423,300	250,384
Metro Pacific Investments Corp.		3,364,700	443,535
Metropolitan Bank & Trust Co.		155,441	260,949
Philippine Long Distance Telephone Co.		21,120	700,950
PNOC Energy Development Corp.		298,472	33,385
Robinsons Land Corp.		343,300	167,705
Security Bank Corp.		51,010	243,256
SM Investments Corp.		57,070	1,056,534
SM Prime Holdings, Inc.		1,906,675	1,367,574
Universal Robina Corp.		201,220	557,801

TOTAL PHILIPPINES			12,899,927

Poland - 0.3%
Alior Bank SA (b)		19,475	386,991
Bank Handlowy w Warszawie SA		6,604	135,039
Bank Millennium SA (b)		132,531	290,553
Bank Polska Kasa Opieki SA		37,865	1,236,871
Bank Zachodni WBK SA		7,941	796,947
BRE Bank SA (b)		3,182	402,520
Cyfrowy Polsat SA		49,826	347,144
Eurocash SA		16,038	162,189
Grupa Lotos SA		19,755	358,363
Jastrzebska Spolka Weglowa SA (b)		12,440	334,586
KGHM Polska Miedz SA (Bearer)		31,636	1,068,599
LPP SA		279	657,181
NG2 SA		6,003	450,149
Polish Oil & Gas Co. SA		383,349	704,571
Polska Grupa Energetyczna SA		182,550	654,481
Polski Koncern Naftowy Orlen SA		70,288	2,485,217
Powszechna Kasa Oszczednosci Bank SA		211,173	2,248,095
Powszechny Zaklad Ubezpieczen SA		140,816	1,817,480
Synthos SA		113,075	153,150
Tauron Polska Energia SA (b)		230,998	223,386
Telekomunikacja Polska SA (b)		142,442	219,536
Zaklady Azotowe w Tarnowie-Moscicach SA		9,795	196,441

TOTAL POLAND			15,329,489

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		319,729	4
Energias de Portugal SA		534,490	1,907,026
Galp Energia SGPS SA Class B		116,360	2,163,249
Jeronimo Martins SGPS SA		59,191	1,075,599

TOTAL PORTUGAL			5,145,878

Qatar - 0.1%
Barwa Real Estate Co.		22,327	184,012
Doha Bank		32,499	251,692
Ezdan Holding Group		172,377	449,731
Industries Qatar QSC		34,542	905,942
Masraf al Rayan		87,190	855,797
Qatar Electricity & Water Co.		5,826	292,800
Qatar Gas Transport Co. Ltd. (Nakilat)		59,172	246,195
Qatar Insurance Co. SAQ		30,176	368,866
Qatar Islamic Bank		12,621	336,213
Qatar National Bank SAQ		52,403	1,748,566
Qatar Telecom (Qtel) Q.S.C.		17,572	414,538
The Commercial Bank of Qatar		43,187	313,117

TOTAL QATAR			6,367,469

Russia - 0.7%
Alrosa Co. Ltd.		558,500	718,181
Gazprom OAO		395,334	851,104
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	4,540,996
Inter Rao Ues JSC		6,540,000	400,251
Lukoil PJSC		6,306	334,430
Lukoil PJSC sponsored ADR		89,585	4,756,964
Magnit OJSC GDR (Reg. S)		70,429	1,993,141
MMC Norilsk Nickel PJSC		4,420	800,558
MMC Norilsk Nickel PJSC sponsored ADR		98,554	1,813,394
Mobile TeleSystems OJSC sponsored ADR		108,574	1,151,970
Moscow Exchange MICEX-RTS OAO		306,460	618,475
NOVATEK OAO GDR (Reg. S)		20,443	2,332,546
Novolipetsk Steel OJSC		250,000	569,468
PhosAgro OJSC GDR (Reg. S)		21,213	291,679
Rosneft Oil Co. OJSC		28,906	157,530
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,191,418
Rostelecom PJSC		15,000	17,519
Rostelecom PJSC sponsored ADR		24,117	169,543
RusHydro PJSC		4,764,700	66,566
RusHydro PJSC ADR		207,336	277,830
Sberbank of Russia		2,452,063	8,125,232
Severstal PAO		5,109	78,478
Severstal PAO GDR (Reg. S)		39,925	608,856
Sistema JSFC sponsored GDR		36,709	172,532
Surgutneftegas OJSC		10,100	5,039
Surgutneftegas OJSC sponsored ADR		201,700	1,007,693
Tatneft PAO		92,200	687,401
Tatneft PAO sponsored ADR		42,623	1,918,035
VTB Bank OJSC		1,113,768,000	1,142,717

TOTAL RUSSIA			36,799,546

Singapore - 0.8%
Ascendas Real Estate Investment Trust		552,100	1,109,789
CapitaCommercial Trust (REIT)		552,450	703,177
CapitaLand Ltd.		567,600	1,528,202
CapitaMall Trust		561,100	831,503
City Developments Ltd.		98,600	936,016
ComfortDelgro Corp. Ltd.		499,200	739,773
DBS Group Holdings Ltd.		408,741	6,830,841
Global Logistic Properties Ltd.		584,200	1,422,892
Hutchison Port Holdings Trust		1,124,000	483,320
Jardine Cycle & Carriage Ltd.		22,193	641,319
Keppel Corp. Ltd.		319,100	1,755,741
Oversea-Chinese Banking Corp. Ltd.		721,325	6,297,240
Sembcorp Industries Ltd.		209,400	506,947
Singapore Airlines Ltd.		118,700	894,321
Singapore Airport Terminal Service Ltd.		176,200	607,542
Singapore Exchange Ltd.		182,100	1,024,655
Singapore Press Holdings Ltd.		371,100	735,067
Singapore Technologies Engineering Ltd.		349,200	891,509
Singapore Telecommunications Ltd.		1,871,800	5,149,475
StarHub Ltd.		143,600	277,066
Suntec (REIT)		650,700	930,867
United Overseas Bank Ltd.		302,489	5,463,487
UOL Group Ltd.		105,521	699,809
Wilmar International Ltd.		409,600	1,018,666
Yangzijiang Shipbuilding Holdings Ltd.		508,600	587,664

TOTAL SINGAPORE			42,066,888

South Africa - 1.4%
Anglo American Platinum Ltd. (b)		11,799	328,382
AngloGold Ashanti Ltd.		91,750	845,745
Aspen Pharmacare Holdings Ltd.		87,651	1,980,381
Barclays Africa Group Ltd.		153,599	1,522,438
Bidcorp Ltd.		76,114	1,674,225
Bidvest Group Ltd.		80,538	976,909
Capitec Bank Holdings Ltd.		8,991	597,655
Coronation Fund Managers Ltd.		50,514	254,915
Discovery Ltd.		76,984	797,949
Exxaro Resources Ltd.		44,704	454,541
FirstRand Ltd.		784,475	2,843,557
Fortress Income Fund Ltd.:
Class A		256,332	306,937
Class B		176,339	500,752
Foschini Ltd.		49,869	477,924
Gold Fields Ltd.		179,681	715,236
Growthpoint Properties Ltd.		509,157	882,641
Hyprop Investments Ltd.		57,854	435,171
Impala Platinum Holdings Ltd. (b)		136,915	379,794
Imperial Holdings Ltd.		34,341	492,159
Investec Ltd.		61,713	420,943
Liberty Holdings Ltd.		30,565	240,045
Life Healthcare Group Holdings Ltd.		306,137	567,291
Massmart Holdings Ltd.		23,896	180,926
MMI Holdings Ltd.		217,611	289,353
Mondi Ltd.		29,595	709,903
Mr Price Group Ltd.		52,917	655,907
MTN Group Ltd.		392,744	3,410,286
Naspers Ltd. Class N		100,317	24,442,901
Nedbank Group Ltd.		48,908	717,323
Netcare Ltd.		228,875	402,914
Novus Holdings Ltd.		33,966	16,816
Pick 'n Pay Stores Ltd.		79,914	335,171
Pioneer Foods Ltd.		27,729	233,384
PSG Group Ltd.		20,202	375,056
Rand Merchant Insurance Holdings Ltd.		161,551	451,560
Redefine Properties Ltd.		1,187,813	891,359
Remgro Ltd.		119,362	1,806,628
Resilient Property Income Fund Ltd.		67,945	676,819
RMB Holdings Ltd.		160,636	710,088
Sanlam Ltd.		335,135	1,675,823
Sappi Ltd.		125,146	838,216
Sasol Ltd.		127,848	3,735,436
Shoprite Holdings Ltd.		100,797	1,442,651
Sibanye-Stillwater		378,264	489,714
Spar Group Ltd.		45,088	530,516
Standard Bank Group Ltd.		299,038	3,468,640
Telkom SA Ltd.		57,387	214,956
Tiger Brands Ltd.		36,110	985,834
Truworths International Ltd.		97,486	519,604
Vodacom Group Ltd.		141,780	1,540,264
Woolworths Holdings Ltd.		222,074	885,076

TOTAL SOUTH AFRICA			70,328,714

Spain - 2.3%
Abertis Infraestructuras SA		156,054	3,375,645
ACS Actividades de Construccion y Servicios SA		54,442	2,146,054
Aena Sme SA		15,648	2,870,843
Amadeus IT Holding SA Class A		100,323	6,807,168
Banco Bilbao Vizcaya Argentaria SA		1,525,175	13,336,860
Banco de Sabadell SA		1,238,514	2,479,972
Banco Santander SA:
(Spain)		3,653,061	24,765,254
(Spain) sponsored ADR (a)		13,383	90,201
Banco Santander SA (Spain) rights 11/1/17 (b)		3,653,061	174,466
Bankia SA		248,001	1,184,135
Bankinter SA		159,763	1,507,968
CaixaBank SA		821,410	3,844,501
Distribuidora Internacional de Alimentacion SA		134,961	660,279
Enagas SA		50,619	1,458,168
Endesa SA		71,673	1,640,545
Ferrovial SA		109,534	2,379,566
Ferrovial SA rights (b)		109,534	52,695
Gamesa Corporacion Tecnologica SA		52,908	767,292
Gas Natural SDG SA		81,459	1,743,084
Grifols SA		69,903	2,188,337
Iberdrola SA		1,307,699	10,568,469
Inditex SA		249,611	9,331,922
International Consolidated Airlines Group SA		183,051	1,545,895
MAPFRE SA (Reg.)		241,428	789,968
Red Electrica Corporacion SA		101,895	2,256,342
Repsol YPF SA		281,010	5,265,175
Telefonica SA		1,036,993	10,873,360

TOTAL SPAIN			114,104,164

Sweden - 1.9%
Alfa Laval AB		65,000	1,646,808
ASSA ABLOY AB (B Shares)		229,674	4,842,185
Atlas Copco AB:
(A Shares)		154,419	6,773,176
(B Shares)		88,562	3,517,451
Boliden AB		61,411	2,149,328
Electrolux AB (B Shares)		55,966	1,978,814
Essity AB Class B		139,997	4,185,704
Getinge AB (B Shares)		52,177	1,027,130
H&M Hennes & Mauritz AB (B Shares)		217,726	5,466,784
Hexagon AB (B Shares)		59,947	3,074,095
Husqvarna AB (B Shares)		92,958	908,299
ICA Gruppen AB (a)		18,419	679,411
Industrivarden AB (C Shares)		37,129	954,431
Investor AB (B Shares)		103,249	5,117,033
Kinnevik AB (B Shares)		54,668	1,793,828
Lundbergfoeretagen AB		9,216	719,411
Lundin Petroleum AB		42,808	1,006,838
Nordea Bank AB		693,276	8,380,610
Sandvik AB		258,296	4,717,524
Securitas AB (B Shares)		69,587	1,221,065
Skandinaviska Enskilda Banken AB (A Shares)		346,724	4,274,177
Skanska AB (B Shares)		80,443	1,765,169
SKF AB (B Shares)		87,584	2,036,947
Svenska Handelsbanken AB (A Shares)		348,469	4,994,987
Swedbank AB (A Shares)		206,393	5,123,060
Swedish Match Co. AB		42,882	1,615,570
Tele2 AB (B Shares)		81,783	1,040,403
Telefonaktiebolaget LM Ericsson (B Shares)		706,617	4,446,797
TeliaSonera AB		605,776	2,803,966
Volvo AB (B Shares)		355,325	7,041,434

TOTAL SWEDEN			95,302,435

Switzerland - 5.4%
ABB Ltd. (Reg.)		455,686	11,900,253
Adecco SA (Reg.)		36,720	2,913,234
Baloise Holdings AG		11,692	1,843,484
Barry Callebaut AG		469	731,953
Coca-Cola HBC AG		40,575	1,371,493
Compagnie Financiere Richemont SA Series A		119,536	11,019,579
Credit Suisse Group AG		555,583	8,755,342
Credit Suisse Group AG sponsored ADR		421	6,618
Dufry AG (b)		9,758	1,452,476
Ems-Chemie Holding AG		1,956	1,282,237
Galenica AG		11,553	1,485,741
Geberit AG (Reg.)		8,547	3,868,917
Givaudan SA		2,119	4,732,253
Julius Baer Group Ltd.		51,749	3,060,828
Kuehne & Nagel International AG		12,604	2,200,789
Lafargeholcim Ltd. (Reg.)		104,441	5,899,113
Lindt & Spruengli AG		24	1,666,155
Lindt & Spruengli AG (participation certificate)		223	1,290,859
Lonza Group AG		17,076	4,535,799
Nestle SA (Reg. S)		711,179	59,837,545
Novartis AG		508,693	41,956,641
Pargesa Holding SA		8,713	729,686
Partners Group Holding AG		3,890	2,616,338
Roche Holding AG (participation certificate)		160,640	37,128,903
Schindler Holding AG:
(participation certificate)		9,704	2,199,243
(Reg.)		4,306	950,846
SGS SA (Reg.)		1,269	3,133,852
Sika AG		496	3,671,588
Sonova Holding AG Class B		12,153	2,193,911
Straumann Holding AG		2,113	1,475,171
Swatch Group AG (Bearer)		7,054	2,764,611
Swatch Group AG (Bearer) (Reg.)		13,113	988,420
Swiss Life Holding AG		7,540	2,621,031
Swiss Prime Site AG		15,774	1,346,320
Swiss Re Ltd.		74,164	6,976,687
Swisscom AG		5,882	2,971,511
UBS Group AG		828,126	14,094,702
UBS Group AG		7,544	128,323
Zurich Insurance Group AG		34,409	10,502,221

TOTAL SWITZERLAND			268,304,673

Taiwan - 2.8%
Acer, Inc.		622,060	321,990
Advanced Semiconductor Engineering, Inc.		1,487,886	1,800,098
Advantech Co. Ltd.		76,465	522,655
Asia Cement Corp.		508,785	454,122
Asia Pacific Telecom Co. Ltd. (b)		561,000	185,771
ASUSTeK Computer, Inc.		167,422	1,449,902
AU Optronics Corp.		1,970,000	807,818
Catcher Technology Co. Ltd.		154,000	1,635,145
Cathay Financial Holding Co. Ltd.		1,879,227	3,105,233
Chang Hwa Commercial Bank		1,086,835	589,613
Cheng Shin Rubber Industry Co. Ltd.		432,513	853,890
Chicony Electronics Co. Ltd.		121,165	303,536
China Airlines Ltd. (b)		539,835	220,319
China Development Finance Holding Corp.		3,013,819	924,006
China Life Insurance Co. Ltd.		806,875	763,021
China Steel Corp.		2,947,421	2,400,929
Chinatrust Financial Holding Co. Ltd.		4,090,255	2,619,348
Chinatrust Financial Holding Co. Ltd. rights 12/15/17(b)(c)		56,021	6,786
Chunghwa Picture Tubes, Ltd. (b)		551	51
Chunghwa Telecom Co. Ltd.		876,400	2,995,216
Compal Electronics, Inc.		976,394	719,223
Delta Electronics, Inc.		457,383	2,200,562
E.SUN Financial Holdings Co. Ltd.		2,036,544	1,239,982
ECLAT Textile Co. Ltd.		42,420	507,413
EVA Airways Corp.		431,498	212,613
Evergreen Marine Corp. (Taiwan) (b)		394,730	236,408
Far Eastern Textile Ltd.		703,032	603,005
Far EasTone Telecommunications Co. Ltd.		356,000	836,313
Feng Tay Enterprise Co. Ltd.		72,760	328,335
First Financial Holding Co. Ltd.		2,078,268	1,341,241
Formosa Chemicals & Fibre Corp.		703,620	2,138,549
Formosa Petrochemical Corp.		293,000	1,025,665
Formosa Plastics Corp.		959,640	2,926,237
Formosa Taffeta Co. Ltd.		161,000	165,338
Foxconn Technology Co. Ltd.		210,811	672,206
Fubon Financial Holding Co. Ltd.		1,551,487	2,473,587
Giant Manufacturing Co. Ltd.		70,042	360,227
GlobalWafers Co. Ltd.		49,000	566,610
Highwealth Construction Corp.		180,400	241,228
HIWIN Technologies Corp.		44,472	445,635
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,572,742	13,277,162
Hotai Motor Co. Ltd.		60,000	696,795
HTC Corp. (b)		147,057	329,851
Hua Nan Financial Holdings Co. Ltd.		1,642,074	899,005
Innolux Corp.		2,010,819	880,709
Inventec Corp.		563,209	437,291
Largan Precision Co. Ltd.		23,000	4,361,437
Lite-On Technology Corp.		486,053	686,229
MediaTek, Inc.		347,989	3,954,683
Mega Financial Holding Co. Ltd.		2,447,833	1,924,933
Merida Industry Co. Ltd.		48,050	224,004
Micro-Star International Co. Ltd.		150,000	365,817
Nan Ya Plastics Corp.		1,099,980	2,715,459
Nanya Technology Corp.		152,000	412,556
Nien Made Enterprise Co. Ltd.		33,000	343,818
Novatek Microelectronics Corp.		136,000	503,152
Pegatron Corp.		459,652	1,189,623
Phison Electronics Corp.		31,199	371,121
Pou Chen Corp.		477,240	601,736
Powertech Technology, Inc.		162,700	509,079
President Chain Store Corp.		129,000	1,159,964
Quanta Computer, Inc.		604,000	1,422,921
Realtek Semiconductor Corp.		100,744	379,403
Ruentex Development Co. Ltd.		219,580	225,496
Ruentex Industries Ltd.		122,484	196,296
Shin Kong Financial Holding Co. Ltd.		1,769,637	566,627
Siliconware Precision Industries Co. Ltd.		486,000	771,329
Sinopac Holdings Co.		2,384,246	731,776
Standard Foods Corp.		125,981	312,256
Synnex Technology International Corp.		307,920	390,289
TaiMed Biologics, Inc. (b)		42,000	304,499
Taishin Financial Holdings Co. Ltd.		2,129,397	932,645
Taiwan Business Bank		850,142	234,975
Taiwan Cement Corp.		756,110	840,457
Taiwan Cooperative Financial Holding Co. Ltd.		1,778,961	962,143
Taiwan Fertilizer Co. Ltd.		156,000	203,942
Taiwan High Speed Rail Corp.		373,000	298,271
Taiwan Mobile Co. Ltd.		366,400	1,306,921
Taiwan Semiconductor Manufacturing Co. Ltd.		5,638,000	45,611,818
TECO Electric & Machinery Co. Ltd.		410,000	382,955
Transcend Information, Inc.		39,000	110,770
Unified-President Enterprises Corp.		1,079,620	2,256,821
United Microelectronics Corp.		2,669,000	1,378,467
Vanguard International Semiconductor Corp.		197,000	373,893
Wistron Corp.		557,973	465,625
WPG Holding Co. Ltd.		362,107	496,218
Yuanta Financial Holding Co. Ltd.		2,280,085	1,013,775
Yulon Motor Co. Ltd.		184,000	153,852

TOTAL TAIWAN			139,368,690

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		234,900	1,375,318
Airports of Thailand PCL (For. Reg.)		960,300	1,719,983
Bangkok Bank PCL (For. Reg.)		61,400	371,505
Bangkok Dusit Medical Services PCL (For. Reg.)		845,600	539,636
Bangkok Expressway and Metro PCL		1,735,300	407,446
Banpu PCL (For. Reg.)		491,700	259,023
BEC World PCL (For. Reg.)		218,000	114,184
Berli Jucker PCL (For. Reg)		263,500	424,360
BTS Group Holdings PCL		1,254,900	321,091
Bumrungrad Hospital PCL (For. Reg.)		77,300	511,921
C.P. ALL PCL		47,500	100,090
C.P. ALL PCL (For. Reg.)		1,108,100	2,334,949
Central Pattana PCL (For. Reg.)		296,100	708,608
Charoen Pokphand Foods PCL (For. Reg.)		692,640	542,102
Delta Electronics PCL (For. Reg.)		109,900	284,509
Electricity Generating PCL (For. Reg.)		27,100	187,628
Energy Absolute PCL		251,200	327,044
Glow Energy PCL (For. Reg.)		114,000	308,850
Home Product Center PCL (For. Reg.)		845,847	325,913
Indorama Ventures PCL (For. Reg.)		314,800	435,906
IRPC PCL (For. Reg.)		2,152,800	417,988
Kasikornbank PCL		21,500	147,562
Kasikornbank PCL (For. Reg.)		396,200	2,719,253
KCE Electronics PCL		65,200	196,267
Krung Thai Bank PCL (For. Reg.)		746,175	408,801
Minor International PCL		80,100	104,284
Minor International PCL (For. Reg.)		464,470	604,706
PTT Exploration and Production PCL (For. Reg.)		317,451	824,207
PTT Global Chemical PCL (For. Reg.)		483,786	1,165,048
PTT PCL		8,400	106,201
PTT PCL (For. Reg.)		234,200	2,960,987
Robinsons Department Store PCL (For. Reg.)		108,300	242,061
Siam Cement PCL (For. Reg.)		93,750	1,377,182
Siam Commercial Bank PCL (For. Reg.)		397,700	1,753,855
Thai Oil PCL		33,600	103,167
Thai Oil PCL (For. Reg.)		174,300	535,178
Thai Union Frozen Products PCL (For. Reg.)		405,000	223,104
TMB PCL (For. Reg.)		2,775,500	215,557
True Corp. PCL (For. Reg.) (b)		2,210,335	409,198

TOTAL THAILAND			26,114,672

Turkey - 0.3%
Akbank T.A.S.		495,320	1,306,996
Anadolu Efes Biracilik Ve Malt Sanayii A/S		51,893	300,397
Arcelik A/S		51,346	280,447
Aselsan A/S		44,120	394,731
Bim Birlesik Magazalar A/S JSC		49,042	999,960
Coca-Cola Icecek Sanayi A/S		23,431	238,414
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (b)		417,570	290,595
Eregli Demir ve Celik Fabrikalari T.A.S.		320,618	752,198
Ford Otomotiv Sanayi A/S		14,266	201,380
Haci Omer Sabanci Holding A/S		201,729	560,484
Koc Holding A/S		178,548	798,243
Petkim Petrokimya Holding A/S		149,398	261,497
TAV Havalimanlari Holding A/S		33,987	169,059
Tofas Turk Otomobil Fabrikasi A/S		25,388	206,662
Tupras Turkiye Petrol Rafinerileri A/S		28,268	1,017,143
Turk Hava Yollari AO (b)		111,739	305,743
Turk Sise ve Cam Fabrikalari A/S		159,623	187,245
Turk Telekomunikasyon (b)		121,021	205,766
Turkcell Iletisim Hizmet A/S		230,006	859,139
Turkiye Garanti Bankasi A/S		521,105	1,432,728
Turkiye Halk Bankasi A/S		144,789	422,129
Turkiye Is Bankasi A/S Series C		418,549	787,769
Turkiye Vakiflar Bankasi TAO		158,018	263,672
Ulker Biskuvi Sanayi A/S		31,627	168,742
Yapi ve Kredi Bankasi A/S (b)		200,595	243,238

TOTAL TURKEY			12,654,377

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		449,483	904,437
Aldar Properties PJSC		684,945	443,867
Damac Properties Dubai Co. PJSC (b)		402,239	432,615
DP World Ltd.		35,733	848,659
Dubai Islamic Bank Pakistan Ltd.		257,614	429,281
Dubai Parks and Resorts PJSC (b)		660,937	133,172
Emaar Malls Group PJSC		412,155	259,235
Emaar Properties PJSC		780,639	1,762,078
Emirates Telecommunications Corp.		402,493	1,956,217
National Bank of Abu Dhabi PJSC		386,294	1,088,626

TOTAL UNITED ARAB EMIRATES			8,258,187

United Kingdom - 11.0%
3i Group PLC		217,636	2,777,802
Admiral Group PLC		45,186	1,154,665
Anglo American PLC (United Kingdom)		304,678	5,746,145
Antofagasta PLC		88,795	1,125,671
Ashtead Group PLC		115,766	2,982,840
Associated British Foods PLC		81,736	3,617,142
AstraZeneca PLC (United Kingdom)		289,777	19,606,591
Auto Trader Group PLC		220,713	1,003,652
Aviva PLC		927,598	6,221,546
Babcock International Group PLC		54,599	588,827
BAE Systems PLC		729,123	5,743,549
Barclays PLC		3,896,532	9,615,523
Barratt Developments PLC		233,354	2,028,486
Berkeley Group Holdings PLC		29,373	1,459,430
BHP Billiton PLC		484,613	8,774,232
BP PLC		4,495,679	30,492,663
British American Tobacco PLC (United Kingdom)		526,296	34,003,896
British Land Co. PLC		229,891	1,835,032
BT Group PLC		1,938,535	6,679,285
Bunzl PLC		75,363	2,347,190
Burberry Group PLC		101,790	2,571,359
Capita Group PLC		149,733	1,042,068
Carnival PLC		43,001	2,834,982
Carphone Warehouse Group PLC		209,197	481,783
Centrica PLC		1,242,271	2,801,568
Cobham PLC		546,327	1,008,590
Coca-Cola European Partners PLC		48,884	2,005,231
Compass Group PLC		361,564	7,937,892
ConvaTec Group PLC		303,304	789,150
Croda International PLC		29,384	1,632,863
Diageo PLC		575,682	19,658,871
Direct Line Insurance Group PLC		306,450	1,512,862
easyJet PLC		33,989	604,458
Fresnillo PLC		49,746	860,233
G4S PLC (United Kingdom)		343,076	1,280,394
GKN PLC		386,075	1,627,251
GlaxoSmithKline PLC		1,126,684	20,220,989
Hammerson PLC		175,657	1,222,486
Hargreaves Lansdown PLC		59,317	1,246,329
Hikma Pharmaceuticals PLC (a)		33,649	520,202
HSBC Holdings PLC (United Kingdom)		4,582,708	44,750,689
IMI PLC		65,196	1,058,131
Imperial Tobacco Group PLC		219,971	8,970,603
Inmarsat PLC		102,990	849,442
InterContinental Hotel Group PLC		41,923	2,322,971
Intertek Group PLC		36,255	2,612,250
Intu Properties PLC (a)		202,882	582,029
Investec PLC		148,895	1,019,426
ITV PLC		816,649	1,784,220
J Sainsbury PLC		364,991	1,175,550
John Wood Group PLC		158,346	1,496,336
Johnson Matthey PLC		43,439	1,950,618
Kingfisher PLC		513,361	2,134,366
Land Securities Group PLC		166,958	2,142,059
Legal & General Group PLC		1,354,896	4,804,679
Lloyds Banking Group PLC		16,406,846	14,871,685
London Stock Exchange Group PLC		71,825	3,587,782
Marks & Spencer Group PLC		384,179	1,755,761
Mediclinic International PLC		47,912	369,165
Mediclinic International PLC (a)		35,394	273,590
Meggitt PLC		173,181	1,192,604
Merlin Entertainments PLC		156,619	787,955
Micro Focus International PLC		101,146	3,553,215
Mondi PLC		82,608	1,997,925
National Grid PLC		784,182	9,436,093
Next PLC		33,019	2,158,064
Old Mutual PLC		1,141,429	2,895,539
Pearson PLC		189,184	1,766,533
Pearson PLC sponsored ADR (a)		4,952	45,955
Persimmon PLC		69,079	2,570,759
Provident Financial PLC (a)		32,632	403,714
Prudential PLC		590,743	14,500,009
Reckitt Benckiser Group PLC		152,721	13,663,438
RELX PLC		246,389	5,671,096
Rio Tinto PLC		282,535	13,352,785
Rolls-Royce Holdings PLC		399,980	5,168,934
Royal Bank of Scotland Group PLC (b)		819,466	3,078,380
Royal Dutch Shell PLC:
Class A		74,235	2,337,495
Class A (United Kingdom)		949,905	29,902,813
Class B (United Kingdom)		856,545	27,578,429
Royal Mail PLC		201,597	1,002,460
RSA Insurance Group PLC		229,696	1,918,895
Sage Group PLC		243,661	2,412,575
Schroders PLC		29,466	1,366,995
Scottish & Southern Energy PLC		237,049	4,351,042
Segro PLC		227,261	1,638,973
Severn Trent PLC		55,595	1,558,731
SKY PLC		239,011	2,993,482
Smith & Nephew PLC		201,675	3,803,909
Smiths Group PLC		91,810	1,915,637
St. James's Place Capital PLC		123,896	1,936,783
Standard Chartered PLC (United Kingdom) (b)		753,578	7,510,488
Standard Life PLC		617,251	3,523,509
Tate & Lyle PLC		105,650	907,163
Taylor Wimpey PLC		735,538	1,948,925
Tesco PLC		1,883,357	4,538,115
The Weir Group PLC		48,366	1,254,555
Travis Perkins PLC		55,545	1,121,336
Unilever PLC		292,567	16,580,941
United Utilities Group PLC		153,652	1,699,927
Vodafone Group PLC		6,090,269	17,420,232
Whitbread PLC		41,149	2,018,300
WM Morrison Supermarkets PLC		522,057	1,554,536
Worldpay Group PLC		448,937	2,420,047

TOTAL UNITED KINGDOM			547,634,371

United States of America - 0.1%
Southern Copper Corp. (a)		19,212	825,155
Yum China Holdings, Inc.		88,482	3,570,249

TOTAL UNITED STATES OF AMERICA			4,395,404

TOTAL COMMON STOCKS
(Cost $4,023,304,970)			4,786,754,428

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.6%
Ambev SA sponsored ADR		39,361	249,155
Banco Bradesco SA:
(PN)		664,149	7,040,836
(PN) sponsored ADR		25,619	270,797
Brasil Foods SA sponsored ADR (a)(b)		5,717	77,008
Braskem SA (PN-A)		39,100	625,829
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (b)		50,400	390,406
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (b)		34,601	805,978
Companhia Energetica de Minas Gerais (CEMIG) (PN)		168,504	398,171
Companhia Paranaense de Energia-Copel (PN-B)		23,400	178,756
Gerdau SA (PN)		199,750	668,622
Itau Unibanco Holding SA		700,174	9,000,189
Itau Unibanco Holding SA sponsored ADR		41,228	528,131
Itausa-Investimentos Itau SA (PN)		917,430	2,939,097
Lojas Americanas SA (PN)		163,837	880,462
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (b)		842,940	4,321,250
(PN) sponsored ADR (non-vtg.) (b)		35,440	363,260
sponsored ADR (b)		6,520	69,438
Suzano Papel e Celulose SA		87,900	546,268
Telefonica Brasil SA		99,140	1,530,453
Vale SA (PN-A) sponsored ADR (a)		24,670	225,237

TOTAL BRAZIL			31,109,343

Chile - 0.0%
Embotelladora Andina SA Class B		57,348	289,691
Sociedad Quimica y Minera de Chile SA (PN-B)		22,766	1,358,734

TOTAL CHILE			1,648,425

Colombia - 0.1%
Bancolombia SA (PN)		101,374	966,403
Grupo Aval Acciones y Valores SA		767,086	318,984
Grupo de Inversiones Suramerica SA		29,553	364,889

TOTAL COLOMBIA			1,650,276

France - 0.1%
Air Liquide SA		36,544	4,652,929
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		13,188	1,150,924
Fuchs Petrolub AG		15,535	872,134
Henkel AG & Co. KGaA		40,929	5,744,976
Porsche Automobil Holding SE (Germany)		34,273	2,487,596
Volkswagen AG		42,316	7,684,590

TOTAL GERMANY			17,940,220

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,354,634	963,336
Korea (South) - 0.2%
AMOREPACIFIC Corp.		2,190	349,627
Hyundai Motor Co.		5,760	530,619
Hyundai Motor Co. Series 2		8,503	859,357
LG Chemical Ltd.		2,089	484,841
LG Household & Health Care Ltd.		623	364,966
Samsung Electronics Co. Ltd.		4,062	8,137,878

TOTAL KOREA (SOUTH)			10,727,288

Russia - 0.0%
AK Transneft OAO		340	1,075,581
Surgutneftegas OJSC		1,068,117	529,675

TOTAL RUSSIA			1,605,256

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)		18,399,080	24,437
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $61,514,626)			70,321,510
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	49,175

U.S. Government and Government Agency Obligations - 0.1%
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.09% to 1.19% 1/25/18 to 6/21/18 (e)
(Cost $6,971,965)		$7,000,000	6,970,355
		Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.10% (f)		142,844,190	$142,872,759
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)		85,408,488	85,417,029
TOTAL MONEY MARKET FUNDS
(Cost $228,288,751)			228,289,788
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $4,320,126,993)			5,092,385,256
NET OTHER ASSETS (LIABILITIES) - (1.9)%			(95,377,290)
NET ASSETS - 100%			$4,997,007,966

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	956	Dec. 2017	$95,953,720	$2,286,059	$2,286,059
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	606	Dec. 2017	34,063,260	826,762	826,762
TME S&P/TSX 60 Index Contracts (Canada)	62	Dec. 2017	9,088,784	660,232	660,232
TOTAL FUTURES CONTRACTS					$3,773,053

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,078,677.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,039,903
Fidelity Securities Lending Cash Central Fund	617,803
Total	$1,657,706

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$549,960,708	$337,830,965	$212,129,743	$--
Consumer Staples	461,988,840	185,890,647	275,654,736	443,457
Energy	325,758,605	168,007,174	157,751,431	--
Financials	1,121,314,310	749,986,841	371,320,679	6,790
Health Care	369,789,160	95,105,948	274,683,212	--
Industrials	579,436,980	324,692,321	254,744,659	--
Information Technology	565,590,158	282,629,964	282,960,192	2
Materials	383,442,642	250,740,987	132,701,655	--
Real Estate	153,349,830	122,027,626	31,322,204	--
Telecommunication Services	200,303,512	71,874,203	128,429,309	--
Utilities	146,141,193	109,033,974	37,107,219	--
Corporate Bonds	49,175	--	49,175	--
U.S. Government and Government Agency Obligations	6,970,355	--	6,970,355	--
Money Market Funds	228,289,788	228,289,788	--	--
Total Investments in Securities:	$5,092,385,256	$2,926,110,438	$2,165,824,569	$450,249
Derivative Instruments:
Assets
Futures Contracts	$3,773,053	$3,773,053	$--	$--
Total Assets	$3,773,053	$3,773,053	$--	$--
Total Derivative Instruments:	$3,773,053	$3,773,053	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$530,558,912
Level 2 to Level 1	$100,778,956

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,773,053	$0
Total Equity Risk	3,773,053	0
Total Value of Derivatives	$3,773,053	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $84,183,271) — See accompanying schedule: Unaffiliated issuers (cost $4,091,838,242)	$4,864,095,468
Fidelity Central Funds (cost $228,288,751)	228,289,788
Total Investment in Securities (cost $4,320,126,993)		$5,092,385,256
Foreign currency held at value (cost $1,846,715)		1,833,701
Receivable for fund shares sold		155,427
Dividends receivable		12,899,649
Distributions receivable from Fidelity Central Funds		178,349
Receivable for daily variation margin on futures contracts		785,396
Other receivables		962
Total assets		5,108,238,740
Liabilities
Payable for investments purchased	$7,719
Payable for fund shares redeemed	24,064,835
Accrued management fee	247,177
Other payables and accrued expenses	1,496,648
Collateral on securities loaned	85,414,395
Total liabilities		111,230,774
Net Assets		$4,997,007,966
Net Assets consist of:
Paid in capital		$4,205,039,272
Undistributed net investment income		105,631,221
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(88,219,512)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		774,556,985
Net Assets, for 377,975,609 shares outstanding		$4,997,007,966
Net Asset Value, offering price and redemption price per share ($4,997,007,966 ÷ 377,975,609 shares)		$13.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$129,658,896
Interest		69,248
Income from Fidelity Central Funds		1,657,706
Income before foreign taxes withheld		131,385,850
Less foreign taxes withheld		(11,557,821)
Total income		119,828,029
Expenses
Management fee	$2,560,143
Independent trustees' fees and expenses	15,846
Interest	1,437
Miscellaneous	13,171
Total expenses before reductions	2,590,597
Expense reductions	(360)	2,590,237
Net investment income (loss)		117,237,792
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,976,526)
Fidelity Central Funds	6,007
Foreign currency transactions	(566,988)
Futures contracts	24,669,418
Total net realized gain (loss)		(29,868,089)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,132,047)	832,161,534
Fidelity Central Funds	(19,832)
Assets and liabilities in foreign currencies	333,525
Futures contracts	4,401,516
Total change in net unrealized appreciation (depreciation)		836,876,743
Net gain (loss)		807,008,654
Net increase (decrease) in net assets resulting from operations		$924,246,446

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,237,792	$91,849,286
Net realized gain (loss)	(29,868,089)	(11,724,989)
Change in net unrealized appreciation (depreciation)	836,876,743	(20,047,996)
Net increase (decrease) in net assets resulting from operations	924,246,446	60,076,301
Distributions to shareholders from net investment income	(95,231,725)	(75,093,553)
Distributions to shareholders from net realized gain	(2,140,039)	–
Total distributions	(97,371,764)	(75,093,553)
Share transactions
Proceeds from sales of shares	1,206,059,282	881,647,708
Reinvestment of distributions	97,371,764	75,093,553
Cost of shares redeemed	(771,760,724)	(301,557,947)
Net increase (decrease) in net assets resulting from share transactions	531,670,322	655,183,314
Total increase (decrease) in net assets	1,358,545,004	640,166,062
Net Assets
Beginning of period	3,638,462,962	2,998,296,900
End of period	$4,997,007,966	$3,638,462,962
Other Information
Undistributed net investment income end of period	$105,631,221	$83,624,535
Shares
Sold	103,730,595	84,643,921
Issued in reinvestment of distributions	9,177,358	7,018,089
Redeemed	(67,302,786)	(28,176,491)
Net increase (decrease)	45,605,167	63,485,519

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Global ex U.S. Index Fund

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.15	$12.16	$12.35	$10.55
Income from Investment Operations
Net investment income (loss)A	.33	.30	.31	.39	.31
Net realized and unrealized gain (loss)	2.21	(.23)	(.96)	(.33)	1.75
Total from investment operations	2.54	.07	(.65)	.06	2.06
Distributions from net investment income	(.27)	(.27)	(.35)	(.24)	(.25)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.02)
Total distributions	(.27)B	(.27)	(.36)	(.25)	(.26)C
Net asset value, end of period	$13.22	$10.95	$11.15	$12.16	$12.35
Total ReturnD	23.84%	.71%	(5.53)%	.52%	19.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%	.16%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.06%	.16%	.20%	.20%	.20%
Expenses net of all reductions	.06%	.16%	.20%	.20%	.20%
Net investment income (loss)	2.74%	2.84%	2.68%	3.19%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$4,997,008	$3,638,463	$2,998,297	$2,478,198	$1,723,870
Portfolio turnover rateG	4%	1%	2%	2%	1%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,067,528,661
Gross unrealized depreciation	(350,363,746)
Net unrealized appreciation (depreciation)	$717,164,915
Tax Cost	$4,375,880,573

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$112,946,986
Capital loss carryforward	$(36,668,876)
Net unrealized appreciation (depreciation) on securities and other investments	$717,185,900

The tax character of distributions paid was as follows:

	October 31, 2017	October 31, 2016
Ordinary Income	$97,371,764	$ 75,093,553

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(2,685,793)
No expiration
Long-term	(33,983,083)
Total capital loss carryforward	$(36,668,876)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $729,894,813 and $174,193,208, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,920,875.82%		$1,437

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,171 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $617,803.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $360.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Global ex U.S. Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Global ex U.S. Index Fund as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	.06%	$1,000.00	$1,121.30	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Global ex U.S. Index Fund voted to pay on December 18, 2017, to shareholders of record at the opening of business on December 15, 2017, a distribution of $0.019 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.309 per share from net investment income.

The fund designates 93% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to the fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the chart does not include a hypothetical net management fee for 2016.

Fidelity Series Global ex U.S. Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective August 1, 2016) that lowered the fund's management fee rate from 0.20% to 0.06%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode. At its July 2017 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SGX-ANN-1217
1.899279.108

Fidelity® SAI Emerging Markets Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Annual Report

October 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Life of fundA
Fidelity® SAI Emerging Markets Index Fund	26.24%	25.26%

 A From January 5, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Emerging Markets Index Fund on January 5, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$15,074	Fidelity® SAI Emerging Markets Index Fund
$15,204	MSCI Emerging Markets Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the 12 months ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In the energy sector (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 26.24%, close to in line with the 26.50% increase in the benchmark MSCI Emerging Markets Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment for emerging-markets stocks, many more stocks contributed than detracted over the 12-month time frame. On an absolute basis, the fund’s top individual contributor was China-based media company Tencent Holdings (+69%), which benefited from the company’s strong financial results. South Korea’s Samsung Electronics (+75%) gained ground, as the consumer electronics giant bounced back from a difficult 2016. Chinese e-commerce giant Alibaba Group (+82%) continued to produce strong growth throughout the year, while shares of Taiwan Semiconductor (+38%) benefited from continued-strong demand for chipmakers’ products. In contrast, the fund’s biggest detractors included telecom services provider China Mobile (-7%). Russian food-retailing company Magnit (-27%) also hampered results, as did Steinhoff International (-17%), a German clothing and food retailer based in South Africa and that in August was hurt by allegations of accounting fraud.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Korea (South)	15.3%
Cayman Islands	15.2%
Taiwan	11.5%
China	9.6%
India	8.5%
Brazil	6.9%
South Africa	5.8%
Hong Kong	3.3%
Russia	3.2%
Other*	20.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2017
Korea (South)	14.6%
Cayman Islands	12.3%
Taiwan	11.9%
China	9.9%
India	8.7%
Brazil	7.3%
South Africa	6.3%
Russia	3.6%
Mexico	3.6%
Other*	21.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.8	3.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.6	4.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.0	2.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.8	3.5
Naspers Ltd. Class N (South Africa, Media)	2.0	1.8
China Construction Bank Corp. (H Shares) (China, Banks)	1.4	1.5
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.3	1.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.2	1.4
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.1
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.1	1.1
	25.3

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	24.9
Financials	23.2	24.6
Consumer Discretionary	9.7	10.1
Materials	7.0	7.2
Energy	7.0	7.1
Consumer Staples	6.0	6.7
Industrials	5.0	5.5
Telecommunication Services	4.8	5.3
Real Estate	2.5	2.2
Utilities	2.2	2.4

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.0

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)(b)	1,898,000	$1,016,951
Alibaba Pictures Group Ltd. (a)(b)	7,330,000	1,193,260
Beijing Enterprises Water Group Ltd.	2,952,000	2,478,478
Brilliance China Automotive Holdings Ltd.	1,832,000	4,630,841
China Gas Holdings Ltd.	1,040,000	3,159,433
China Resource Gas Group Ltd.	530,000	1,939,588
Cosco Shipping Ports Ltd.	1,034,243	1,198,446
Credicorp Ltd. (United States)	40,917	8,569,656
GOME Electrical Appliances Holdings Ltd. (b)	7,271,000	932,012
Haier Electronics Group Co. Ltd.	751,000	1,978,241
Kunlun Energy Co. Ltd.	1,926,000	1,784,933
Nine Dragons Paper (Holdings) Ltd.	993,000	1,822,719
Sihuan Pharmaceutical Holdings Group Ltd.	2,377,000	859,223

TOTAL BERMUDA		31,563,781

Brazil - 4.3%
Ambev SA	2,762,598	17,649,955
Banco Bradesco SA	571,950	5,731,214
Banco do Brasil SA	515,405	5,426,145
Banco Santander SA (Brasil) unit	246,800	2,158,453
BB Seguridade Participacoes SA	425,858	3,609,893
BM&F BOVESPA SA	1,241,180	9,068,016
BR Malls Participacoes SA	495,116	1,919,136
Brasil Foods SA (a)	267,869	3,623,392
CCR SA	734,612	4,087,041
Centrais Eletricas Brasileiras SA (Electrobras) (a)	131,700	887,716
Cielo SA	735,131	5,029,264
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	206,000	1,876,563
Companhia Energetica de Minas Gerais (CEMIG) rights 11/29/17 (a)	69,810	24,755
Companhia Siderurgica Nacional SA (CSN) (a)	378,300	974,863
Cosan SA Industria e Comercio	98,400	1,124,984
CPFL Energia SA	148,048	1,244,557
Drogasil SA	140,900	3,368,627
Duratex SA	196,289	573,632
EDP Energias do Brasil SA	171,530	755,061
Embraer SA	398,100	1,906,957
ENGIE Brasil Energia SA	94,096	1,029,755
Equatorial Energia SA	119,200	2,222,725
Fibria Celulose SA	148,600	2,377,564
Hypermarcas SA	210,100	2,196,503
Itausa-Investimentos Itau SA	1,386	4,271
JBS SA	479,900	1,106,119
Klabin SA unit	357,700	2,066,619
Kroton Educacional SA	838,182	4,609,450
Localiza Rent A Car SA	100,140	1,771,498
Lojas Americanas SA	116,480	509,531
Lojas Renner SA	432,740	4,561,145
M. Dias Branco SA	60,800	894,910
Multiplan Empreendimentos Imobiliarios SA	53,273	1,164,375
Natura Cosmeticos SA	106,400	1,007,308
Odontoprev SA	154,200	741,940
Petroleo Brasileiro SA - Petrobras (ON) (a)	1,647,765	8,774,514
Porto Seguro SA	70,000	764,130
Qualicorp SA	134,100	1,434,751
Rumo SA	655,200	2,543,649
Sul America SA unit	127,052	696,372
Terna Participacoes SA unit	112,700	706,248
TIM Participacoes SA	514,400	1,907,398
Ultrapar Participacoes SA	219,669	5,244,444
Vale SA	1,734,745	17,022,381
Vale SA sponsored ADR	62,000	606,980
Weg SA	338,500	2,201,963

TOTAL BRAZIL		139,206,767

Cayman Islands - 15.2%
3SBio, Inc. (a)(b)	643,000	1,150,599
58.com, Inc. ADR (a)(b)	54,951	3,691,059
AAC Technology Holdings, Inc.	445,433	8,153,387
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	687,103	127,038,474
Anta Sports Products Ltd.	642,000	2,872,023
Autohome, Inc. ADR Class A (a)(b)	31,223	1,795,635
Baidu.com, Inc. sponsored ADR (a)	165,316	40,327,185
Chailease Holding Co. Ltd.	724,000	1,868,976
China Conch Venture Holdings Ltd.	937,500	1,910,715
China Huishan Dairy Holdings Co. Ltd. (c)	2,302,000	123,932
China Medical System Holdings Ltd.	721,000	1,332,686
China Mengniu Dairy Co. Ltd.	1,665,000	4,609,942
China Resources Land Ltd.	1,668,812	4,973,451
China State Construction International Holdings Ltd.	1,374,500	1,931,002
Country Garden Holdings Co. Ltd.	3,222,000	5,104,715
Ctrip.com International Ltd. ADR (a)(b)	237,422	11,370,140
ENN Energy Holdings Ltd.	459,043	3,365,711
Evergrande Real Estate Group Ltd. (a)	1,969,000	7,584,337
Fullshare Holdings Ltd. (b)	4,055,000	1,736,060
GCL-Poly Energy Holdings Ltd. (a)(b)	7,968,000	1,368,616
Geely Automobile Holdings Ltd.	2,962,517	9,170,762
General Interface Solution Holding Ltd.	101,000	926,621
Haitian International Holdings Ltd.	392,000	1,173,277
Hengan International Group Co. Ltd.	438,500	4,322,384
JD.com, Inc. sponsored ADR (a)(b)	396,402	14,873,003
Kingsoft Corp. Ltd.	462,000	1,166,637
Longfor Properties Co. Ltd.	872,000	2,036,537
Minth Group Ltd.	412,000	2,223,345
Momo, Inc. ADR (a)(b)	63,950	1,948,557
NetEase, Inc. ADR (b)	47,594	13,417,700
New Oriental Education & Technology Group, Inc. sponsored ADR	80,366	6,689,666
Semiconductor Manufacturing International Corp. (a)(b)	1,688,900	2,591,504
Shenzhou International Group Holdings Ltd.	457,000	3,901,377
Shimao Property Holdings Ltd.	698,500	1,463,005
SINA Corp.	34,367	3,699,608
Sino Biopharmaceutical Ltd.	2,663,000	3,109,689
SOHO China Ltd.	1,219,500	706,558
Sunac China Holdings Ltd. (b)	1,247,000	6,345,771
Sunny Optical Technology Group Co. Ltd.	431,000	6,309,150
TAL Education Group ADR	167,767	4,613,593
Tencent Holdings Ltd.	3,432,000	154,251,597
Tingyi (Cayman Islands) Holding Corp.	1,158,000	1,825,749
Vipshop Holdings Ltd. ADR (a)	245,149	1,936,677
Want Want China Holdings Ltd.	3,241,418	2,650,838
Weibo Corp. sponsored ADR (a)(b)	28,143	2,607,449
YY, Inc. ADR (a)	25,516	2,306,391
Zhen Ding Technology Holding Ltd.	262,000	657,217

TOTAL CAYMAN ISLANDS		489,233,307

Chile - 1.1%
AES Gener SA	1,664,423	575,311
Aguas Andinas SA	1,704,760	1,111,596
Banco de Chile	14,646,841	2,243,801
Banco de Credito e Inversiones	21,406	1,439,511
Banco Santander Chile	38,999,830	3,063,857
Cencosud SA	871,577	2,601,927
Colbun SA	5,295,955	1,240,175
Compania Cervecerias Unidas SA	84,825	1,208,181
Compania de Petroleos de Chile SA (COPEC)	271,719	4,186,039
CorpBanca SA	86,464,658	813,769
Empresa Nacional de Electricidad SA	2,010,805	1,762,507
Empresa Nacional de Telecomunicaciones SA (ENTEL)	97,085	1,122,705
Empresas CMPC SA	742,092	2,377,446
Enel Chile SA	11,407,085	1,329,886
Enersis SA	17,828,060	3,823,600
LATAM Airlines Group SA	182,469	2,520,076
S.A.C.I. Falabella	440,665	4,223,516

TOTAL CHILE		35,643,903

China - 9.6%
Agricultural Bank of China Ltd. (H Shares)	15,807,297	7,436,201
Air China Ltd. (H Shares)	1,106,000	1,053,347
Aluminum Corp. of China Ltd. (H Shares) (a)	2,372,000	1,905,174
AviChina Industry & Technology Co. Ltd. (H Shares)	1,173,000	681,120
Bank Communications Co. Ltd. (H Shares)	5,256,176	3,961,637
Bank of China Ltd. (H Shares)	47,987,464	23,927,915
Beijing Capital International Airport Co. Ltd. (H Shares)	890,000	1,460,251
BYD Co. Ltd. (H Shares) (b)	386,500	3,379,455
CGN Power Co. Ltd. (H Shares)	6,184,447	1,815,364
China Cinda Asset Management Co. Ltd. (H Shares)	5,360,000	2,081,780
China CITIC Bank Corp. Ltd. (H Shares)	5,431,051	3,494,741
China Coal Energy Co. Ltd. (H Shares)	1,161,000	531,285
China Communications Construction Co. Ltd. (H Shares)	2,638,000	3,202,228
China Communications Services Corp. Ltd. (H Shares)	1,430,000	867,011
China Construction Bank Corp. (H Shares)	50,808,000	45,328,233
China Everbright Bank Co. Ltd. (H Shares)	1,710,000	806,624
China Galaxy Securities Co. Ltd. (H Shares)	2,018,000	1,758,966
China Huarong Asset Management Co. Ltd.	3,658,000	1,720,827
China Life Insurance Co. Ltd. (H Shares)	4,496,747	14,908,077
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,011,000	1,489,935
China Merchants Bank Co. Ltd. (H Shares)	2,359,421	8,997,459
China Minsheng Banking Corp. Ltd. (H Shares)	3,353,051	3,244,999
China National Building Materials Co. Ltd. (H Shares)	1,768,000	1,491,199
China Oilfield Services Ltd. (H Shares)	1,074,000	951,283
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,583,528	7,804,580
China Petroleum & Chemical Corp. (H Shares)	15,324,704	11,253,217
China Railway Construction Corp. Ltd. (H Shares)	1,199,500	1,505,256
China Railway Group Ltd. (H Shares)	2,439,000	1,960,229
China Shenhua Energy Co. Ltd. (H Shares)	2,056,102	4,912,675
China Southern Airlines Ltd. (H Shares)	1,028,000	759,002
China Telecom Corp. Ltd. (H Shares)	8,375,689	4,197,829
China Vanke Co. Ltd. (H Shares)	746,300	2,654,629
Chongqing Changan Automobile Co. Ltd. (B Shares)	513,900	672,561
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,545,646	1,050,058
CITIC Securities Co. Ltd. (H Shares)	1,408,500	3,127,031
Conch Cement Co. Ltd. (H Shares)	734,000	3,137,757
CRRC Corp. Ltd. (H Shares)	2,550,000	2,513,587
Dongfeng Motor Group Co. Ltd. (H Shares)	1,632,000	2,238,367
Fuyao Glass Industries Group Co. Ltd.	294,800	1,122,306
GF Securities Co. Ltd. (H Shares)	838,828	1,787,028
Great Wall Motor Co. Ltd. (H Shares)	1,834,500	2,311,526
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,276,000	3,173,072
Guangzhou R&F Properties Co. Ltd. (H Shares)	584,400	1,244,998
Haitong Securities Co. Ltd. (H Shares)	1,996,000	3,157,208
Huaneng Power International, Inc. (H Shares)	2,440,186	1,632,755
Huaneng Renewables Corp. Ltd. (H Shares)	2,774,000	952,947
Huatai Securities Co. Ltd. (H Shares)	994,600	2,146,931
Industrial & Commercial Bank of China Ltd. (H Shares)	44,534,000	35,335,383
Jiangsu Expressway Co. Ltd. (H Shares)	696,000	1,067,008
Jiangxi Copper Co. Ltd. (H Shares)	741,000	1,181,588
New China Life Insurance Co. Ltd. (H Shares)	470,300	2,938,848
People's Insurance Co. of China Group (H Shares)	4,309,552	2,049,432
PetroChina Co. Ltd. (H Shares)	12,736,790	8,326,027
PICC Property & Casualty Co. Ltd. (H Shares)	2,792,379	5,533,645
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,147,541	27,636,906
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,096,000	786,731
Shanghai Electric Group Co. Ltd. (H Shares) (a)	1,696,000	769,585
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	286,000	1,427,910
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	571,945	887,659
Shanghai Pharma Holding Co. Ltd. (H Shares)	424,009	1,095,160
Sinopec Engineering Group Co. Ltd. (H Shares)	704,500	604,136
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,122,000	1,264,811
Sinopharm Group Co. Ltd. (H Shares)	706,400	3,160,120
TravelSky Technology Ltd. (H Shares)	575,000	1,488,835
Tsingtao Brewery Co. Ltd. (H Shares)	202,000	845,400
Weichai Power Co. Ltd. (H Shares)	1,190,000	1,479,606
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,108,000	1,104,961
Zhejiang Expressway Co. Ltd. (H Shares)	858,000	1,061,310
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	338,527	1,980,895
Zijin Mng Group Co. Ltd. (H Shares)	3,476,000	1,203,015
ZTE Corp. (H Shares) (a)	435,600	1,510,367

TOTAL CHINA		306,549,998

Colombia - 0.3%
Bancolombia SA	155,610	1,442,515
Cementos Argos SA	287,215	1,048,006
Ecopetrol SA	2,898,540	1,586,453
Grupo de Inversiones Suramerica SA	150,726	1,913,525
Interconexion Electrica SA ESP	228,739	1,001,563
Inversiones Argos SA	174,172	1,135,935

TOTAL COLOMBIA		8,127,997

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	97,323	2,133,865
Komercni Banka A/S	43,975	1,890,428
MONETA Money Bank A/S	280,360	958,330
Telefonica Czech Rep A/S	39,027	475,324

TOTAL CZECH REPUBLIC		5,457,947

Egypt - 0.1%
Commercial International Bank SAE	635,840	2,848,108
EFG-Hermes Holding SAE	280,000	365,147
Global Telecom Holding (a)	1,290,372	490,929

TOTAL EGYPT		3,704,184

Greece - 0.3%
Alpha Bank AE (a)	814,763	1,622,921
EFG Eurobank Ergasias SA (a)	1,087,832	888,280
Ff Group (a)	20,959	438,965
Greek Organization of Football Prognostics SA	136,928	1,534,396
Hellenic Telecommunications Organization SA	152,403	1,810,772
Jumbo SA	63,626	1,022,784
National Bank of Greece SA (a)	3,222,402	1,065,811
Piraeus Bank SA (a)	180,073	518,102
Titan Cement Co. SA (Reg.)	26,021	628,035

TOTAL GREECE		9,530,066

Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.	307,927	1,829,469
China Everbright International Ltd.	1,418,000	1,999,385
China Everbright Ltd.	566,000	1,342,195
China Jinmao Holdings Group Ltd.	2,268,000	1,017,510
China Merchants Holdings International Co. Ltd.	779,482	2,437,942
China Mobile Ltd.	3,710,071	37,317,270
China Overseas Land and Investment Ltd.	2,325,202	7,540,648
China Power International Development Ltd.	1,857,000	590,325
China Resources Beer Holdings Co. Ltd.	964,144	2,780,686
China Resources Power Holdings Co. Ltd.	1,199,940	2,307,163
China Taiping Insurance Group Ltd.	958,655	3,158,078
China Unicom Ltd. (a)	3,610,814	5,123,236
CITIC Pacific Ltd.	3,516,941	5,148,238
CNOOC Ltd.	10,765,584	14,699,259
CSPC Pharmaceutical Group Ltd.	2,529,963	4,397,454
Far East Horizon Ltd.	1,237,000	1,228,850
Fosun International Ltd.	1,557,754	3,861,738
Guangdong Investment Ltd.	1,797,126	2,603,061
Lenovo Group Ltd.	4,292,000	2,486,713
Shanghai Industrial Holdings Ltd.	279,241	857,259
Sino-Ocean Group Holding Ltd.	1,821,000	1,188,106
Sun Art Retail Group Ltd.	1,391,500	1,405,520

TOTAL HONG KONG		105,320,105

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	226,660	2,714,231
OTP Bank PLC	144,173	5,814,186
Richter Gedeon PLC	84,276	2,096,582

TOTAL HUNGARY		10,624,999

India - 8.5%
ACC Ltd.	28,550	797,857
Adani Ports & Special Economic Zone Ltd.	486,207	3,231,493
Ambuja Cements Ltd.	345,511	1,502,106
Apollo Hospitals Enterprise Ltd.	47,478	761,518
Ashok Leyland Ltd.	668,466	1,354,482
Asian Paints Ltd.	175,407	3,198,909
Aurobindo Pharma Ltd.	155,449	1,824,575
Axis Bank Ltd.	1,017,394	8,220,072
Bajaj Auto Ltd.	51,110	2,570,971
Bajaj Finance Ltd.	98,479	2,738,553
Bajaj Finserv Ltd.	23,128	1,789,643
Bharat Forge Ltd.	121,684	1,312,120
Bharat Heavy Electricals Ltd.	490,051	741,699
Bharat Petroleum Corp. Ltd.	460,307	3,850,228
Bharti Airtel Ltd.	724,782	5,565,430
Bharti Infratel Ltd.	336,806	2,299,904
Bosch Ltd.	4,519	1,466,473
Cadila Healthcare Ltd.	122,300	950,918
Cipla Ltd.	212,637	2,061,019
Coal India Ltd.	404,484	1,789,412
Container Corp. of India Ltd.	24,205	516,753
Dabur India Ltd.	315,616	1,622,437
Dr. Reddy's Laboratories Ltd.	62,195	2,320,968
Dr. Reddy's Laboratories Ltd. sponsored ADR (b)	6,000	218,220
Eicher Motors Ltd.	8,100	4,032,286
GAIL India Ltd.	307,213	2,207,189
Glenmark Pharmaceuticals Ltd.	85,811	818,617
Godrej Consumer Products Ltd.	142,639	2,057,306
Grasim Industries Ltd.	195,798	3,710,637
Havells India Ltd.	144,281	1,080,158
HCL Technologies Ltd.	345,435	4,565,610
Hero Motocorp Ltd.	29,663	1,763,700
Hindalco Industries Ltd.	696,797	2,877,583
Hindustan Petroleum Corp. Ltd.	368,945	2,547,857
Hindustan Unilever Ltd.	392,002	7,491,627
Housing Development Finance Corp. Ltd.	911,111	24,025,188
ICICI Bank Ltd.	1,433,033	6,720,016
Idea Cellular Ltd. (a)	836,907	1,200,105
IDFC Bank Ltd.	761,384	666,138
Indiabulls Housing Finance Ltd.	192,389	3,696,394
Indian Oil Corp. Ltd.	352,534	2,262,207
Infosys Ltd.	1,090,307	15,522,772
Infosys Ltd. sponsored ADR	16,000	237,600
ITC Ltd.	2,048,921	8,407,696
JSW Steel Ltd.	501,857	2,003,165
Larsen & Toubro Ltd.	289,526	5,465,446
LIC Housing Finance Ltd.	178,952	1,654,650
Lupin Ltd.	131,762	2,092,014
Mahindra & Mahindra Financial Services Ltd.	175,467	1,169,735
Mahindra & Mahindra Ltd.	226,274	4,699,510
Marico Ltd.	276,705	1,347,201
Maruti Suzuki India Ltd.	64,769	8,213,659
Motherson Sumi Systems Ltd.	380,115	2,143,907
Nestle India Ltd.	13,545	1,514,321
NTPC Ltd.	983,274	2,752,408
Oil & Natural Gas Corp. Ltd.	754,434	2,226,600
Piramal Enterprises Ltd.	45,544	1,933,211
Power Finance Corp. Ltd.	361,421	777,264
Reliance Industries Ltd.	1,569,879	22,811,130
Rural Electrification Corp. Ltd.	406,197	1,086,538
Shree Cement Ltd.	4,877	1,425,847
Shriram Transport Finance Co. Ltd.	89,628	1,616,765
Siemens India Ltd.	41,131	808,169
State Bank of India	1,058,264	4,997,948
Sun Pharmaceutical Industries Ltd.	581,382	4,964,419
Tata Consultancy Services Ltd.	277,928	11,263,059
Tata Motors Ltd. (a)	954,798	6,317,150
Tata Motors Ltd. Class A (a)	241,101	896,821
Tata Power Co. Ltd.	615,650	807,238
Tata Steel Ltd.	185,302	2,014,140
Tech Mahindra Ltd.	290,379	2,161,810
Titan Co. Ltd.	191,373	1,877,524
Ultratech Cemco Ltd.	51,986	3,533,482
United Spirits Ltd. (a)	36,016	1,697,257
UPL Ltd.	209,629	2,587,745
Vedanta Ltd.	905,208	4,639,278
Wipro Ltd.	737,192	3,351,260
Yes Bank Ltd.	1,021,347	4,956,885
Zee Entertainment Enterprises Ltd.	338,676	2,834,417

TOTAL INDIA		273,238,419

Indonesia - 2.1%
PT Adaro Energy Tbk	8,579,600	1,154,490
PT AKR Corporindo Tbk	988,700	543,102
PT Astra International Tbk	12,219,659	7,207,909
PT Bank Central Asia Tbk	5,993,770	9,236,482
PT Bank Danamon Indonesia Tbk Series A	1,891,400	711,236
PT Bank Mandiri (Persero) Tbk	11,236,298	5,840,804
PT Bank Negara Indonesia (Persero) Tbk	4,392,900	2,461,644
PT Bank Rakyat Indonesia Tbk	6,668,761	7,670,612
PT Bumi Serpong Damai Tbk	4,604,200	583,906
PT Charoen Pokphand Indonesia Tbk	4,265,200	1,037,800
PT Gudang Garam Tbk	281,000	1,450,323
PT Hanjaya Mandala Sampoerna Tbk	5,854,300	1,717,981
PT Indocement Tunggal Prakarsa Tbk	1,142,100	1,890,518
PT Indofood CBP Sukses Makmur Tbk	1,428,100	926,620
PT Indofood Sukses Makmur Tbk	2,530,700	1,530,082
PT Jasa Marga Tbk	1,413,897	677,628
PT Kalbe Farma Tbk	12,720,900	1,500,714
PT Lippo Karawaci Tbk	10,717,000	545,234
PT Matahari Department Store Tbk	1,445,900	916,847
PT Media Nusantara Citra Tbk	3,270,500	376,183
PT Pakuwon Jati Tbk	13,894,300	645,413
PT Perusahaan Gas Negara Tbk Series B	6,279,600	851,942
PT Semen Gresik (Persero) Tbk	1,718,948	1,381,496
PT Summarecon Agung Tbk	5,855,400	446,845
PT Surya Citra Media Tbk	3,358,800	532,455
PT Telkomunikasi Indonesia Tbk Series B	30,310,465	9,043,642
PT Tower Bersama Infrastructure Tbk	1,447,500	725,751
PT Unilever Indonesia Tbk	914,839	3,345,697
PT United Tractors Tbk	997,700	2,550,802
PT Waskita Karya Persero Tbk	2,827,900	442,039
PT XL Axiata Tbk (a)	2,064,650	514,545

TOTAL INDONESIA		68,460,742

Isle of Man - 0.1%
NEPI Rockcastle PLC	226,416	3,165,300
Korea (South) - 14.4%
AMOREPACIFIC Corp.	19,193	5,390,087
AMOREPACIFIC Group, Inc.	17,729	2,275,409
BGFretail Co. Ltd. (c)	14,565	1,030,410
BS Financial Group, Inc.	151,038	1,342,752
Celltrion, Inc.	48,282	7,474,903
Cheil Industries, Inc.	46,016	6,091,073
Cheil Worldwide, Inc.	39,411	733,169
CJ CheilJedang Corp.	5,043	1,650,796
CJ Corp.	8,640	1,441,172
CJ E&M Corp.	12,269	927,234
Coway Co. Ltd.	32,002	2,784,923
Daelim Industrial Co.	16,169	1,206,070
Daewoo Engineering & Construction Co. Ltd. (a)	68,832	452,482
DGB Financial Group Co. Ltd.	99,521	930,153
Dong Suh Companies, Inc.	20,460	503,224
Dongbu Insurance Co. Ltd.	29,206	1,841,554
Doosan Bobcat, Inc.	20,830	675,337
Doosan Heavy Industries & Construction Co. Ltd.	32,292	505,424
E-Mart Co. Ltd.	12,795	2,563,371
GS Engineering & Construction Corp. (a)	27,404	637,251
GS Holdings Corp.	30,371	1,798,210
GS Retail Co. Ltd.	15,358	458,780
Hana Financial Group, Inc.	179,305	7,689,609
Hankook Tire Co. Ltd.	46,090	2,225,993
Hanmi Pharm Co. Ltd.	3,779	1,566,570
Hanmi Science Co. Ltd.	7,634	626,784
Hanon Systems	112,315	1,305,883
Hanssem Co. Ltd.	6,203	945,909
Hanwha Chemical Corp.	63,864	1,739,269
Hanwha Corp.	27,151	1,084,253
Hanwha Life Insurance Co. Ltd.	151,547	1,073,484
Hanwha Techwin Co. Ltd. (a)	20,624	708,317
Hotel Shilla Co.	18,377	1,286,944
Hyosung Corp.	12,638	1,520,281
Hyundai Department Store Co. Ltd.	8,523	697,488
Hyundai Engineering & Construction Co. Ltd.	45,539	1,541,603
Hyundai Fire & Marine Insurance Co. Ltd.	37,320	1,513,708
Hyundai Glovis Co. Ltd.	11,288	1,524,464
Hyundai Heavy Industries Co. Ltd. (a)	18,540	2,595,059
Hyundai Industrial Development & Construction Co.	35,035	1,256,521
Hyundai Mobis	40,992	9,770,562
Hyundai Motor Co.	92,018	13,250,184
Hyundai Robotics Co. Ltd.	5,795	2,340,100
Hyundai Steel Co.	49,466	2,543,887
Hyundai Wia Corp.	9,402	542,379
Industrial Bank of Korea	151,467	2,079,456
Kakao Corp.	20,624	2,656,187
Kangwon Land, Inc.	70,364	2,158,579
KB Financial Group, Inc.	239,404	12,542,374
KCC Corp.	3,414	1,190,834
KEPCO Plant Service & Engineering Co. Ltd.	12,993	479,935
Kia Motors Corp.	157,652	4,991,441
Korea Aerospace Industries Ltd.	40,685	2,066,835
Korea Electric Power Corp.	156,702	5,505,010
Korea Express Co. Ltd. (a)	4,598	645,642
Korea Gas Corp. (a)	15,618	570,612
Korea Investment Holdings Co. Ltd.	23,552	1,333,382
Korea Zinc Co. Ltd.	5,068	2,320,758
Korean Air Lines Co. Ltd. (a)	30,795	871,720
KT Corp.	2,035	53,519
KT&G Corp.	70,898	6,721,452
Kumho Petro Chemical Co. Ltd.	10,224	634,605
LG Chemical Ltd.	27,217	9,822,161
LG Corp.	57,717	4,439,412
LG Display Co. Ltd.	141,327	3,704,671
LG Electronics, Inc.	64,550	5,253,647
LG Household & Health Care Ltd.	5,684	5,983,479
LG Innotek Co. Ltd.	8,249	1,268,975
Lotte Chemical Corp.	9,421	3,113,398
Lotte Chilsung Beverage Co. Ltd.	235	290,679
Lotte Confectionery Co. Ltd.	17,186	1,145,129
Lotte Confectionery Co. Ltd. (a)	983	163,527
Lotte Shopping Co. Ltd.	6,512	1,310,449
Medy-Tox, Inc.	2,552	966,623
Mirae Asset Daewoo Co. Ltd.	219,431	1,991,990
NAVER Corp.	16,850	13,472,887
NCSOFT Corp.	10,618	4,050,279
Netmarble Games Corp.	9,913	1,542,686
Oci Co. Ltd.	10,659	1,077,254
Orion Corp./Republic of Korea	14,337	1,359,213
Orion Holdings Corp.	6,792	156,422
Ottogi Corp.	664	450,747
POSCO	44,526	13,004,924
Posco Daewoo Corp.	25,112	435,719
S-Oil Corp.	26,808	3,080,993
S1 Corp.	10,393	851,451
Samsung Biologics Co. Ltd.	9,836	3,378,104
Samsung Card Co. Ltd.	19,847	650,567
Samsung Electro-Mechanics Co. Ltd.	33,872	3,150,630
Samsung Electronics Co. Ltd.	59,215	145,854,189
Samsung Fire & Marine Insurance Co. Ltd.	18,823	4,595,944
Samsung Heavy Industries Co. Ltd. (a)	155,988	1,646,252
Samsung Life Insurance Co. Ltd.	42,645	5,149,026
Samsung SDI Co. Ltd.	33,305	6,136,205
Samsung SDS Co. Ltd.	20,711	3,834,376
Samsung Securities Co. Ltd.	38,790	1,235,074
Shinhan Financial Group Co. Ltd.	257,278	11,579,822
Shinsegae Co. Ltd.	4,369	894,830
SK C&C Co. Ltd.	19,316	5,001,370
SK Energy Co. Ltd.	39,341	7,213,109
SK Hynix, Inc.	351,668	25,854,010
SK Networks Co. Ltd.	83,835	498,621
SK Telecom Co. Ltd.	12,350	2,921,482
STX Pan Ocean Co. Ltd. (Korea) (a)	128,228	603,242
Woori Bank	226,814	3,326,879
Woori Investment & Securities Co. Ltd.	86,040	1,081,185
Yuhan Corp.	5,168	942,922

TOTAL KOREA (SOUTH)		463,369,930

Malaysia - 2.1%
AirAsia Bhd	926,300	731,059
Alliance Bank Malaysia Bhd	550,900	480,345
AMMB Holdings Bhd	1,039,400	1,051,189
Astro Malaysia Holdings Bhd	854,624	567,461
Axiata Group Bhd	1,597,037	2,034,033
British American Tobacco (Malaysia) Bhd	81,300	753,062
Bumiputra-Commerce Holdings Bhd	2,707,920	3,928,788
Dialog Group Bhd	1,864,465	995,674
DiGi.com Bhd	2,015,400	2,381,144
Felda Global Ventures Holdings Bhd	859,800	388,048
Gamuda Bhd	977,200	1,212,264
Genting Bhd	1,342,200	2,870,253
Genting Malaysia Bhd	1,767,940	2,101,309
Genting Plantations Bhd	116,900	295,012
Hap Seng Consolidated Bhd	372,400	816,605
Hartalega Holdings Bhd	394,500	710,324
Hong Leong Bank Bhd	373,000	1,404,920
Hong Leong Credit Bhd	139,700	551,274
IHH Healthcare Bhd	1,447,787	1,929,470
IJM Corp. Bhd	1,760,600	1,327,106
IOI Corp. Bhd	1,323,600	1,394,909
IOI Properties Group Bhd	1,326,025	623,533
Kuala Lumpur Kepong Bhd	287,400	1,670,614
Malayan Banking Bhd	2,190,827	4,788,551
Malaysia Airports Holdings Bhd	456,900	893,935
Maxis Bhd	1,082,500	1,521,946
MISC Bhd	844,900	1,387,537
Petronas Chemicals Group Bhd	1,432,600	2,494,863
Petronas Dagangan Bhd	160,126	906,573
Petronas Gas Bhd	426,100	1,816,362
PPB Group Bhd	305,500	1,211,316
Public Bank Bhd	1,766,857	8,542,036
RHB Capital Bhd	439,960	528,118
RHB Capital Bhd (a)(c)	141,500	0
SapuraKencana Petroleum Bhd	2,301,700	870,208
Sime Darby Bhd	1,399,049	3,041,411
Telekom Malaysia Bhd	626,300	939,746
Tenaga Nasional Bhd	2,061,272	7,306,021
UMW Holdings Bhd	305,800	378,637
Westports Holdings Bhd	619,700	543,263
YTL Corp. Bhd	2,457,996	737,631
YTL Power International Bhd	1,016,430	312,230

TOTAL MALAYSIA		68,438,780

Malta - 0.0%
Brait SA	214,686	803,246
Mexico - 3.0%
Alfa SA de CV Series A	1,851,800	1,934,698
America Movil S.A.B. de CV Series L	20,165,147	17,397,031
CEMEX S.A.B. de CV unit	8,843,286	7,186,532
Coca-Cola FEMSA S.A.B. de CV Series L	305,569	2,064,196
Compartamos S.A.B. de CV	553,800	560,971
El Puerto de Liverpool S.A.B. de CV Class C	106,610	726,239
Embotelladoras Arca S.A.B. de CV	269,900	1,717,657
Fibra Uno Administracion SA de CV	1,816,383	2,858,387
Fomento Economico Mexicano S.A.B. de CV unit	1,176,891	10,274,297
Gruma S.A.B. de CV Series B	128,960	1,689,242
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	216,727	2,055,497
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	123,540	2,203,283
Grupo Bimbo S.A.B. de CV Series A	972,470	2,248,093
Grupo Carso SA de CV Series A1	334,100	1,083,591
Grupo Financiero Banorte S.A.B. de CV Series O	1,510,081	8,961,989
Grupo Financiero Inbursa S.A.B. de CV Series O	1,369,000	2,352,866
Grupo Financiero Santander Mexico S.A.B. de CV	1,071,500	1,804,673
Grupo Lala S.A.B. de CV	354,300	547,202
Grupo Mexico SA de CV Series B	2,283,254	7,424,364
Grupo Televisa SA de CV	1,474,993	6,457,218
Industrias Penoles SA de CV	83,150	1,933,007
Infraestructura Energetica Nova S.A.B. de CV	323,500	1,651,775
Kimberly-Clark de Mexico SA de CV Series A	914,927	1,575,325
Mexichem S.A.B. de CV	628,020	1,616,914
Promotora y Operadora de Infraestructura S.A.B. de CV	151,890	1,442,388
Wal-Mart de Mexico SA de CV Series V	3,148,856	7,036,238

TOTAL MEXICO		96,803,673

Netherlands - 0.2%
Steinhoff International Holdings NV (South Africa)	1,811,017	7,865,940
Pakistan - 0.1%
Engro Corp. Ltd.	150,000	395,908
Habib Bank Ltd.	355,000	540,883
Lucky Cement Ltd.	75,000	346,630
MCB Bank Ltd.	225,000	424,602
Oil & Gas Development Co. Ltd.	527,500	719,325
United Bank Ltd.	284,100	483,025

TOTAL PAKISTAN		2,910,373

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)	114,687	1,581,534
Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	1,153,640	1,675,037
Aboitiz Power Corp.	844,855	696,055
Alliance Global Group, Inc. (a)	2,267,100	703,174
Ayala Corp.	150,321	3,004,351
Ayala Land, Inc.	4,479,843	3,751,620
Bank of the Philippine Islands (BPI)	444,980	845,355
BDO Unibank, Inc.	1,232,721	3,285,790
DMCI Holdings, Inc.	2,182,600	649,041
Globe Telecom, Inc.	18,690	739,839
GT Capital Holdings, Inc.	49,735	1,137,670
International Container Terminal Services, Inc.	278,730	572,206
JG Summit Holdings, Inc.	1,677,910	2,501,309
Jollibee Food Corp.	255,153	1,231,608
Megaworld Corp.	6,586,100	680,500
Metro Pacific Investments Corp.	8,312,900	1,095,806
Metropolitan Bank & Trust Co.	373,960	627,791
Philippine Long Distance Telephone Co.	55,830	1,852,938
PNOC Energy Development Corp.	3,240,504	362,461
Robinsons Land Corp.	972,100	474,880
Security Bank Corp.	140,550	670,252
SM Investments Corp.	142,975	2,646,890
SM Prime Holdings, Inc.	5,352,600	3,839,183
Universal Robina Corp.	517,798	1,435,386

TOTAL PHILIPPINES		34,479,142

Poland - 1.3%
Alior Bank SA (a)	54,930	1,091,522
Bank Handlowy w Warszawie SA	16,070	328,601
Bank Millennium SA (a)	350,116	767,573
Bank Polska Kasa Opieki SA	93,302	3,047,736
Bank Zachodni WBK SA	20,929	2,100,403
BRE Bank SA (a)	9,016	1,140,515
Cyfrowy Polsat SA	127,601	889,013
Eurocash SA	47,860	483,997
Grupa Lotos SA	56,324	1,021,738
Jastrzebska Spolka Weglowa SA (a)	32,528	874,872
KGHM Polska Miedz SA (Bearer)	83,769	2,829,544
LPP SA	784	1,846,701
NG2 SA	16,958	1,271,635
Polish Oil & Gas Co. SA	1,021,350	1,877,177
Polska Grupa Energetyczna SA	514,884	1,845,969
Polski Koncern Naftowy Orlen SA	180,972	6,398,741
Powszechna Kasa Oszczednosci Bank SA	569,435	6,062,063
Powszechny Zaklad Ubezpieczen SA	366,070	4,724,782
Synthos SA	326,910	442,772
Tauron Polska Energia SA (a)	830,010	802,658
Telekomunikacja Polska SA (a)	373,433	575,546
Zaklady Azotowe w Tarnowie-Moscicach SA	24,680	494,963

TOTAL POLAND		40,918,521

Qatar - 0.5%
Barwa Real Estate Co.	57,379	472,899
Doha Bank	95,575	740,190
Ezdan Holding Group	483,079	1,260,350
Industries Qatar QSC	92,787	2,433,549
Masraf al Rayan	219,415	2,153,626
Qatar Electricity & Water Co.	15,908	799,496
Qatar Gas Transport Co. Ltd. (Nakilat)	171,797	714,789
Qatar Insurance Co. SAQ	78,772	962,895
Qatar Islamic Bank	37,253	992,390
Qatar National Bank SAQ	140,549	4,689,792
Qatar Telecom (Qtel) Q.S.C.	47,194	1,113,344
The Commercial Bank of Qatar	114,769	832,105

TOTAL QATAR		17,165,425

Russia - 3.1%
Alrosa Co. Ltd.	1,560,001	2,006,020
Gazprom OAO	2,826,726	6,085,581
Gazprom OAO sponsored ADR (Reg. S)	1,799,956	7,729,911
Inter Rao Ues JSC	18,317,158	1,121,018
Lukoil PJSC	127,347	6,753,665
Lukoil PJSC sponsored ADR	128,658	6,831,740
Magnit OJSC GDR (Reg. S)	184,867	5,231,736
MMC Norilsk Nickel PJSC	16,943	3,068,746
MMC Norilsk Nickel PJSC sponsored ADR	212,418	3,908,491
Mobile TeleSystems OJSC sponsored ADR	302,027	3,204,506
Moscow Exchange MICEX-RTS OAO	867,917	1,751,566
NOVATEK OAO	39,735	442,330
NOVATEK OAO GDR (Reg. S)	51,116	5,832,336
Novolipetsk Steel OJSC	721,906	1,644,410
PhosAgro OJSC GDR (Reg. S)	69,210	951,638
Rosneft Oil Co. OJSC	315,901	1,721,574
Rosneft Oil Co. OJSC GDR (Reg. S)	388,106	2,126,821
Rostelecom PJSC	188,362	219,992
Rostelecom PJSC sponsored ADR	51,431	361,560
RusHydro PJSC	22,243,753	310,758
RusHydro PJSC ADR	416,625	558,278
Sberbank of Russia	6,510,395	21,573,047
Severstal PAO	50,509	775,859
Severstal PAO GDR (Reg. S)	73,598	1,122,370
Sistema JSFC sponsored GDR	103,061	484,387
Surgutneftegas OJSC	3,827,562	1,909,527
Surgutneftegas OJSC sponsored ADR	49,000	244,804
Tatneft PAO	462,776	3,450,245
Tatneft PAO sponsored ADR	76,366	3,436,470
VTB Bank OJSC	3,135,959,994	3,217,469

TOTAL RUSSIA		98,076,855

South Africa - 5.8%
Anglo American Platinum Ltd. (a)	30,849	858,568
AngloGold Ashanti Ltd.	246,117	2,268,689
Aspen Pharmacare Holdings Ltd.	236,371	5,340,551
Barclays Africa Group Ltd.	408,997	4,053,883
Bidcorp Ltd.	203,923	4,485,549
Bidvest Group Ltd.	206,430	2,503,952
Capitec Bank Holdings Ltd.	24,361	1,619,340
Coronation Fund Managers Ltd.	134,668	679,591
Discovery Ltd.	212,736	2,205,037
Exxaro Resources Ltd.	120,054	1,220,685
FirstRand Ltd.	2,027,273	7,348,439
Fortress Income Fund Ltd.:
Class A	633,695	758,798
Class B	481,358	1,366,919
Foschini Ltd.	135,581	1,299,353
Gold Fields Ltd.	489,083	1,946,838
Growthpoint Properties Ltd.	1,298,737	2,251,404
Hyprop Investments Ltd.	147,652	1,110,621
Impala Platinum Holdings Ltd. (a)	381,077	1,057,084
Imperial Holdings Ltd.	91,154	1,306,377
Investec Ltd.	160,089	1,091,962
Liberty Holdings Ltd.	78,952	620,057
Life Healthcare Group Holdings Ltd.	775,911	1,437,812
Massmart Holdings Ltd.	61,618	466,534
MMI Holdings Ltd.	595,296	791,553
Mondi Ltd.	70,471	1,690,407
Mr Price Group Ltd.	142,415	1,765,236
MTN Group Ltd.	1,021,248	8,867,730
Naspers Ltd. Class N	264,616	64,475,439
Nedbank Group Ltd.	136,964	2,008,821
Netcare Ltd.	595,765	1,048,791
Novus Holdings Ltd.	90,697	44,903
Pick 'n Pay Stores Ltd.	214,955	901,553
Pioneer Foods Ltd.	76,255	641,807
PSG Group Ltd.	58,081	1,078,291
Rand Merchant Insurance Holdings Ltd.	403,798	1,128,678
Redefine Properties Ltd.	3,057,680	2,294,544
Remgro Ltd.	323,136	4,890,892
Resilient Property Income Fund Ltd.	175,211	1,745,325
RMB Holdings Ltd.	446,252	1,972,646
Sanlam Ltd.	840,525	4,202,997
Sappi Ltd.	340,727	2,282,157
Sasol Ltd.	335,895	9,814,110
Shoprite Holdings Ltd.	275,385	3,941,431
Sibanye-Stillwater	1,032,619	1,336,866
Spar Group Ltd.	111,859	1,316,160
Standard Bank Group Ltd.	785,897	9,115,877
Telkom SA Ltd.	155,900	583,960
Tiger Brands Ltd.	97,927	2,673,491
Truworths International Ltd.	275,415	1,467,971
Vodacom Group Ltd.	368,000	3,997,864
Woolworths Holdings Ltd.	598,964	2,387,172

TOTAL SOUTH AFRICA		185,764,715

Taiwan - 11.5%
Acer, Inc.	1,853,000	959,148
Advanced Semiconductor Engineering, Inc.	4,012,184	4,854,084
Advantech Co. Ltd.	208,993	1,428,514
Asia Cement Corp.	1,367,000	1,220,131
Asia Pacific Telecom Co. Ltd. (a)	1,232,000	407,969
ASUSTeK Computer, Inc.	420,502	3,641,616
AU Optronics Corp.	5,174,000	2,121,651
Catcher Technology Co. Ltd.	397,095	4,216,285
Cathay Financial Holding Co. Ltd.	4,943,033	8,167,863
Chang Hwa Commercial Bank	2,957,031	1,604,203
Cheng Shin Rubber Industry Co. Ltd.	1,180,000	2,329,617
Chicony Electronics Co. Ltd.	303,969	761,486
China Airlines Ltd. (a)	1,632,000	666,056
China Development Finance Holding Corp.	8,264,000	2,533,657
China Life Insurance Co. Ltd.	1,456,937	1,377,752
China Steel Corp.	7,520,289	6,125,924
Chinatrust Financial Holding Co. Ltd.	10,677,778	6,837,916
Chinatrust Financial Holding Co. Ltd. rights 12/15/17(a)(c)	146,245	17,715
Chunghwa Telecom Co. Ltd.	2,313,129	7,905,433
Compal Electronics, Inc.	2,520,000	1,856,261
Delta Electronics, Inc.	1,188,717	5,719,157
E.SUN Financial Holdings Co. Ltd.	5,594,661	3,406,398
ECLAT Textile Co. Ltd.	105,129	1,257,516
EVA Airways Corp.	1,222,970	602,598
Evergreen Marine Corp. (Taiwan) (a)	1,070,000	640,835
Far Eastern Textile Ltd.	1,832,000	1,571,345
Far EasTone Telecommunications Co. Ltd.	947,348	2,225,504
Feng Tay Enterprise Co. Ltd.	191,720	865,151
First Financial Holding Co. Ltd.	5,658,506	3,651,800
Formosa Chemicals & Fibre Corp.	1,750,149	5,319,319
Formosa Petrochemical Corp.	812,347	2,843,673
Formosa Plastics Corp.	2,516,085	7,672,314
Formosa Taffeta Co. Ltd.	474,000	486,771
Foxconn Technology Co. Ltd.	572,710	1,826,181
Fubon Financial Holding Co. Ltd.	4,062,846	6,477,528
Giant Manufacturing Co. Ltd.	174,000	894,884
GlobalWafers Co. Ltd.	130,000	1,503,252
Highwealth Construction Corp.	455,000	608,418
HIWIN Technologies Corp.	128,442	1,287,062
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,417,082	34,996,124
Hotai Motor Co. Ltd.	165,000	1,916,186
HTC Corp. (a)	395,000	885,991
Hua Nan Financial Holdings Co. Ltd.	4,452,365	2,437,588
Innolux Corp.	5,445,000	2,384,830
Inventec Corp.	1,466,000	1,138,244
Largan Precision Co. Ltd.	60,451	11,463,185
Lite-On Technology Corp.	1,270,044	1,793,097
MediaTek, Inc.	907,615	10,314,491
Mega Financial Holding Co. Ltd.	6,626,289	5,210,799
Merida Industry Co. Ltd.	120,000	559,427
Micro-Star International Co. Ltd.	397,000	968,196
Nan Ya Plastics Corp.	2,888,358	7,130,328
Nanya Technology Corp.	422,000	1,145,385
Nien Made Enterprise Co. Ltd.	88,000	916,849
Novatek Microelectronics Corp.	357,000	1,320,774
Pegatron Corp.	1,155,000	2,989,249
Phison Electronics Corp.	90,000	1,070,575
Pou Chen Corp.	1,274,391	1,606,837
Powertech Technology, Inc.	409,981	1,282,806
President Chain Store Corp.	348,000	3,129,206
Quanta Computer, Inc.	1,646,000	3,877,696
Realtek Semiconductor Corp.	273,000	1,028,121
Ruentex Development Co. Ltd.	564,000	579,196
Ruentex Industries Ltd.	326,000	522,457
Shin Kong Financial Holding Co. Ltd.	4,798,000	1,536,290
Siliconware Precision Industries Co. Ltd.	1,211,000	1,921,973
Sinopac Holdings Co.	6,342,826	1,946,750
Standard Foods Corp.	347,016	860,113
Synnex Technology International Corp.	873,700	1,107,417
TaiMed Biologics, Inc. (a)	103,000	746,748
Taishin Financial Holdings Co. Ltd.	5,658,140	2,478,182
Taiwan Business Bank	2,322,701	641,984
Taiwan Cement Corp.	2,000,319	2,223,462
Taiwan Cooperative Financial Holding Co. Ltd.	4,775,543	2,582,831
Taiwan Fertilizer Co. Ltd.	459,000	600,060
Taiwan High Speed Rail Corp.	1,028,000	822,045
Taiwan Mobile Co. Ltd.	957,000	3,413,548
Taiwan Semiconductor Manufacturing Co. Ltd.	14,866,740	120,272,975
TECO Electric & Machinery Co. Ltd.	1,057,705	987,935
Transcend Information, Inc.	130,000	369,235
Unified-President Enterprises Corp.	2,933,332	6,131,791
United Microelectronics Corp.	7,233,000	3,735,652
Vanguard International Semiconductor Corp.	545,000	1,034,375
Wistron Corp.	1,552,327	1,295,409
WPG Holding Co. Ltd.	905,000	1,240,179
Yuanta Financial Holding Co. Ltd.	6,204,284	2,758,557
Yulon Motor Co. Ltd.	479,000	400,518

TOTAL TAIWAN		367,668,653

Thailand - 2.2%
Advanced Info Service PCL (For. Reg.)	634,800	3,716,695
Airports of Thailand PCL (For. Reg.)	2,597,600	4,652,535
Bangkok Bank PCL (For. Reg.)	141,500	856,156
Bangkok Dusit Medical Services PCL (For. Reg.)	2,396,800	1,529,565
Bangkok Expressway and Metro PCL	4,520,900	1,061,500
Banpu PCL (For. Reg.)	1,209,500	637,154
BEC World PCL (For. Reg.)	571,700	299,446
Berli Jucker PCL (For. Reg)	678,700	1,093,030
BTS Group Holdings PCL	3,491,800	893,447
Bumrungrad Hospital PCL (For. Reg.)	212,700	1,408,609
C.P. ALL PCL (For. Reg.)	3,000,000	6,321,493
Central Pattana PCL (For. Reg.)	791,800	1,894,886
Charoen Pokphand Foods PCL (For. Reg.)	1,859,400	1,455,280
Delta Electronics PCL (For. Reg.)	295,700	765,509
Electricity Generating PCL (For. Reg.)	77,500	536,574
Energy Absolute PCL	691,400	900,152
Glow Energy PCL (For. Reg.)	281,000	761,288
Home Product Center PCL (For. Reg.)	2,335,900	900,046
Indorama Ventures PCL (For. Reg.)	908,200	1,257,592
IRPC PCL (For. Reg.)	6,027,000	1,170,203
Kasikornbank PCL	119,900	822,914
Kasikornbank PCL (For. Reg.)	969,200	6,651,945
KCE Electronics PCL	158,600	477,423
Krung Thai Bank PCL (For. Reg.)	2,055,300	1,126,022
Minor International PCL (For. Reg.)	1,310,000	1,705,524
PTT Exploration and Production PCL (For. Reg.)	886,800	2,302,423
PTT Global Chemical PCL (For. Reg.)	1,297,700	3,125,105
PTT PCL (For. Reg.)	645,200	8,157,255
Robinsons Department Store PCL (For. Reg.)	274,100	612,641
Siam Cement PCL (For. Reg.)	242,800	3,566,719
Siam Commercial Bank PCL (For. Reg.)	1,078,300	4,755,297
Thai Oil PCL (For. Reg.)	481,400	1,478,110
Thai Union Frozen Products PCL (For. Reg.)	1,110,100	611,524
TMB PCL (For. Reg.)	7,328,900	569,192
True Corp. PCL (For. Reg.) (a)	6,133,337	1,135,461

TOTAL THAILAND		69,208,715

Turkey - 1.0%
Akbank T.A.S.	1,355,010	3,575,450
Anadolu Efes Biracilik Ve Malt Sanayii A/S	132,842	768,992
Arcelik A/S	145,506	794,740
Aselsan A/S	116,440	1,041,761
Bim Birlesik Magazalar A/S JSC	126,996	2,589,432
Coca-Cola Icecek Sanayi A/S	48,215	490,596
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	1,147,061	798,260
Eregli Demir ve Celik Fabrikalari T.A.S.	819,291	1,922,128
Ford Otomotiv Sanayi A/S	46,625	658,162
Haci Omer Sabanci Holding A/S	555,112	1,542,323
Koc Holding A/S	443,125	1,981,100
Petkim Petrokimya Holding A/S	374,456	655,425
TAV Havalimanlari Holding A/S	103,746	516,057
Tofas Turk Otomobil Fabrikasi A/S	70,739	575,825
Tupras Turkiye Petrol Rafinerileri A/S	78,494	2,824,381
Turk Hava Yollari AO (a)	333,082	911,387
Turk Sise ve Cam Fabrikalari A/S	485,146	569,097
Turk Telekomunikasyon (a)	325,203	552,928
Turkcell Iletisim Hizmet A/S	606,189	2,264,290
Turkiye Garanti Bankasi A/S	1,422,909	3,912,151
Turkiye Halk Bankasi A/S	360,329	1,050,530
Turkiye Is Bankasi A/S Series C	930,157	1,750,688
Turkiye Vakiflar Bankasi TAO	435,062	725,954
Ulker Biskuvi Sanayi A/S	85,916	458,394
Yapi ve Kredi Bankasi A/S (a)	490,540	594,821

TOTAL TURKEY		33,524,872

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	1,315,936	2,647,888
Aldar Properties PJSC	1,797,661	1,164,944
Damac Properties Dubai Co. PJSC (a)	1,123,302	1,208,131
DP World Ltd.	98,414	2,337,333
Dubai Islamic Bank Pakistan Ltd.	760,720	1,267,642
Dubai Parks and Resorts PJSC (a)	1,745,850	351,770
Emaar Malls Group PJSC	1,240,115	780,000
Emaar Properties PJSC	2,118,759	4,782,517
Emirates Telecommunications Corp.	1,055,276	5,128,906
National Bank of Abu Dhabi PJSC	841,613	2,371,774

TOTAL UNITED ARAB EMIRATES		22,040,905

United Kingdom - 0.0%
Mediclinic International PLC	1	8
United States of America - 0.4%
Southern Copper Corp.	52,162	2,240,358
Yum China Holdings, Inc.	230,723	9,309,673

TOTAL UNITED STATES OF AMERICA		11,550,031

TOTAL COMMON STOCKS
(Cost $2,335,379,239)		3,011,998,833

Nonconvertible Preferred Stocks - 3.8%
Brazil - 2.6%
Ambev SA sponsored ADR	85,700	542,481
Banco Bradesco SA:
(PN)	1,751,173	18,564,693
(PN) sponsored ADR	76,780	811,565
Braskem SA (PN-A)	101,900	1,630,998
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	130,600	1,011,648
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)	95,400	2,222,199
Companhia Energetica de Minas Gerais (CEMIG) (PN)	439,400	1,038,291
Companhia Paranaense de Energia-Copel (PN-B)	59,800	456,822
Gerdau SA (PN)	561,600	1,879,840
Itau Unibanco Holding SA	1,890,714	24,303,648
Itau Unibanco Holding SA sponsored ADR	61,270	784,869
Itausa-Investimentos Itau SA (PN)	2,398,297	7,683,231
Lojas Americanas SA (PN)	442,732	2,379,246
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	2,396,300	12,284,398
sponsored ADR (a)	64,000	681,600
Suzano Papel e Celulose SA	245,300	1,524,455
Telefonica Brasil SA	274,225	4,233,290
Vale SA (PN-A)	32,100	291,827

TOTAL BRAZIL		82,325,101

Chile - 0.1%
Embotelladora Andina SA Class B	168,467	851,004
Sociedad Quimica y Minera de Chile SA (PN-B)	57,713	3,444,463

TOTAL CHILE		4,295,467

Colombia - 0.1%
Bancolombia SA (PN)	259,094	2,469,955
Grupo Aval Acciones y Valores SA	2,081,555	865,590
Grupo de Inversiones Suramerica SA	59,921	739,841

TOTAL COLOMBIA		4,075,386

Korea (South) - 0.9%
AMOREPACIFIC Corp.	5,906	942,877
Hyundai Motor Co.	14,569	1,342,116
Hyundai Motor Co. Series 2	24,432	2,469,225
LG Chemical Ltd.	5,520	1,281,149
LG Household & Health Care Ltd.	1,323	775,040
Samsung Electronics Co. Ltd.	10,617	21,270,273

TOTAL KOREA (SOUTH)		28,080,680

Russia - 0.1%
AK Transneft OAO	265	838,321
Surgutneftegas OJSC	4,143,522	2,054,756

TOTAL RUSSIA		2,893,077

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $87,352,395)		121,669,711
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18(d)
(Cost $8,932,140)	9,000,000	8,925,035
	Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 1.10% (e)	64,017,446	64,030,250
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	169,637,503	169,654,467
TOTAL MONEY MARKET FUNDS
(Cost $233,688,111)		233,684,717
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $2,665,351,885)		3,376,278,296
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(166,549,371)
NET ASSETS - 100%		$3,209,728,925

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,342	Dec. 2017	$75,433,820	$1,307,477	$1,307,477

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,750,894.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$314,680
Fidelity Securities Lending Cash Central Fund	218,326
Total	$533,006

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$320,453,463	$317,074,008	$3,379,455	$--
Consumer Staples	196,907,220	195,752,878	--	1,154,342
Energy	215,941,683	174,909,515	41,032,168	--
Financials	721,713,357	653,306,495	68,389,147	17,715
Health Care	73,360,276	71,039,308	2,320,968	--
Industrials	171,197,450	171,197,450	--	--
Information Technology	891,765,877	594,960,510	296,805,367	--
Materials	223,622,777	195,614,865	28,007,912	--
Real Estate	88,259,508	88,259,508	--	--
Telecommunication Services	152,896,442	88,678,922	64,217,520	--
Utilities	77,550,491	72,045,481	5,505,010	--
Government Obligations	8,925,035	--	8,925,035	--
Money Market Funds	233,684,717	233,684,717	--	--
Total Investments in Securities:	$3,376,278,296	$2,856,523,657	$518,582,582	$1,172,057
Derivative Instruments:
Assets
Futures Contracts	$1,307,477	$1,307,477	$--	$--
Total Assets	$1,307,477	$1,307,477	$--	$--
Total Derivative Instruments:	$1,307,477	$1,307,477	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$14,510,859
Level 2 to Level 1	$39,034,954

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,307,477	$0
Total Equity Risk	1,307,477	0
Total Value of Derivatives	$1,307,477	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $168,037,424) — See accompanying schedule: Unaffiliated issuers (cost $2,431,663,774)	$3,142,593,579
Fidelity Central Funds (cost $233,688,111)	233,684,717
Total Investment in Securities (cost $2,665,351,885)		$3,376,278,296
Foreign currency held at value (cost $3,574,532)		3,578,788
Receivable for investments sold		348
Receivable for fund shares sold		3,284,120
Dividends receivable		2,369,066
Distributions receivable from Fidelity Central Funds		66,796
Receivable for daily variation margin on futures contracts		636,043
Receivable from investment adviser for expense reductions		214,356
Other receivables		11,174
Total assets		3,386,438,987
Liabilities
Payable for fund shares redeemed	$1,475,644
Accrued management fee	236,540
Other affiliated payables	197,116
Other payables and accrued expenses	5,137,114
Collateral on securities loaned	169,663,648
Total liabilities		176,710,062
Net Assets		$3,209,728,925
Net Assets consist of:
Paid in capital		$2,442,568,873
Undistributed net investment income		51,456,042
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,618,149
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		707,085,861
Net Assets, for 216,920,988 shares outstanding		$3,209,728,925
Net Asset Value, offering price and redemption price per share ($3,209,728,925 ÷ 216,920,988 shares)		$14.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$69,918,734
Interest		65,492
Income from Fidelity Central Funds		533,006
Income before foreign taxes withheld		70,517,232
Less foreign taxes withheld		(7,920,310)
Total income		62,596,922
Expenses
Management fee	$2,293,087
Transfer agent fees	1,910,906
Independent trustees' fees and expenses	9,078
Interest	1,549
Miscellaneous	7,573
Total expenses before reductions	4,222,193
Expense reductions	(1,968,313)	2,253,880
Net investment income (loss)		60,343,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $135,940)	3,521,444
Fidelity Central Funds	(9,973)
Foreign currency transactions	(941,354)
Futures contracts	10,710,390
Total net realized gain (loss)		13,280,507
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,164,309)	566,126,833
Fidelity Central Funds	(12,658)
Assets and liabilities in foreign currencies	(22,466)
Futures contracts	1,190,762
Total change in net unrealized appreciation (depreciation)		567,282,471
Net gain (loss)		580,562,978
Net increase (decrease) in net assets resulting from operations		$640,906,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	For the period January 5, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,343,042	$16,698,985
Net realized gain (loss)	13,280,507	11,426,679
Change in net unrealized appreciation (depreciation)	567,282,471	139,803,390
Net increase (decrease) in net assets resulting from operations	640,906,020	167,929,054
Distributions to shareholders from net investment income	(21,738,060)	–
Distributions to shareholders from net realized gain	(13,912,294)	–
Total distributions	(35,650,354)	–
Share transactions
Proceeds from sales of shares	1,686,887,038	1,444,079,718
Reinvestment of distributions	31,640,372	–
Cost of shares redeemed	(575,440,489)	(150,622,434)
Net increase (decrease) in net assets resulting from share transactions	1,143,086,921	1,293,457,284
Total increase (decrease) in net assets	1,748,342,587	1,461,386,338
Net Assets
Beginning of period	1,461,386,338	–
End of period	$3,209,728,925	$1,461,386,338
Other Information
Undistributed net investment income end of period	$51,456,042	$15,273,690
Shares
Sold	137,839,100	135,432,410
Issued in reinvestment of distributions	2,853,058	–
Redeemed	(46,213,230)	(12,990,350)
Net increase (decrease)	94,478,928	122,442,060

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Index Fund

Years ended October 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.31	.25
Net realized and unrealized gain (loss)	2.76	1.69
Total from investment operations	3.07	1.94
Distributions from net investment income	(.13)	–
Distributions from net realized gain	(.08)	–
Total distributions	(.21)	–
Net asset value, end of period	$14.80	$11.94
Total ReturnC,D	26.24%	19.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.17%	.33%G
Expenses net of fee waivers, if any	.09%	.11%G
Expenses net of all reductions	.09%	.11%G
Net investment income (loss)	2.36%	2.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,209,729	$1,461,386
Portfolio turnover rateH	2%	16%G

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$772,115,189
Gross unrealized depreciation	(71,028,081)
Net unrealized appreciation (depreciation)	$701,087,108
Tax Cost	$2,675,191,188

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$59,279,246
Undistributed long-term capital gain	$11,941,725
Net unrealized appreciation (depreciation) on securities and other investments	$701,076,195

The tax character of distributions paid was as follows:

	October 31, 2017	October 31, 2016
Ordinary Income	$29,042,015	$ -
Long-term Capital Gains	6,608,339	–
Total	$35,650,354	$ -

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,187,045,209 and $50,172,861, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .09% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .165% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,918,000	1.34%	$1,549

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,834.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,573 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $218,326.

9. Expense Reductions.

Effective September 1, 2017, the investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .08% of average net assets. This reimbursement will remain in place through December 31, 2018. The expense limitation prior to September 1, 2017 was .09%. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,967,196.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,117.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Emerging Markets Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity SAI Emerging Markets Index Fund (a fund of Fidelity Salem Street Trust) as of October 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for for the year then ended and for the period January 5, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity SAI Emerging Markets Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	.09%	$1,000.00	$1,160.80	$.49
Hypothetical-C		$1,000.00	$1,024.75	$.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI Emerging Markets Index Fund voted to pay on December 18, 2017, to shareholders of record at the opening of business on December 15, 2017, a distribution of $0.087 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.273 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2017, $12,117,233, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 44% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.1105 and $0.0135 for the dividend paid December 19, 2016.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Emerging Markets Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity SAI Emerging Markets Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.20% to 0.09%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.165%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08% through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV6-ANN-1217
1.9879600.101

Fidelity® Emerging Markets Index Fund
Institutional Class and Institutional Premium Class

Fidelity® Global ex U.S. Index Fund
Institutional Class and Institutional Premium Class

Annual Report

October 31, 2017

Contents

Fidelity® Emerging Markets Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Past 5 years	Life of fundA
Institutional Class	26.26%	4.93%	3.69%
Institutional Premium Class	26.29%	4.97%	3.72%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$12,500	Fidelity® Emerging Markets Index Fund - Institutional Class
$12,837	MSCI Emerging Markets Index

Fidelity® Emerging Markets Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the 12 months ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In the energy sector (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes gained roughly 26%, about in the line with the 26.50% increase in the benchmark MSCI Emerging Markets Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment for emerging markets, many more stocks contributed than detracted this period. On an absolute basis, the fund’s top individual contributor was China-based media company Tencent Holdings, whose strong financial results pushed its shares up roughly 69%. South Korea’s Samsung Electronics (+75%) continued to gain ground, as the consumer electronics company bounced back from a difficult 2016. Chinese e-commerce giant Alibaba Group (+82%) continued to produce strong growth this period, while shares of Taiwan Semiconductor (+38%) benefited from steady demand for the chipmaker's products. In contrast, the fund’s biggest individual detractor was telecom services provider China Mobile, whose shares returned about -7%. Russian food-retailing company Magnit (-27%) also hampered results, as did Steinhoff International (-17%), a German clothing and food retailer based in South Africa that in August was hurt by allegations of accounting fraud.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.8	3.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.6	4.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.0	2.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.8	3.5
Naspers Ltd. Class N (South Africa, Media)	2.0	1.8
China Construction Bank Corp. (H Shares) (China, Banks)	1.4	1.5
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.3	1.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.2	1.4
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.1
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.1	1.1
	25.3

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.7	24.6
Financials	23.7	24.5
Consumer Discretionary	9.8	10.3
Materials	7.0	7.1
Energy	6.8	7.0
Consumer Staples	5.9	6.7
Industrials	5.2	5.7
Telecommunication Services	4.8	5.5
Real Estate	2.6	2.2
Utilities	2.1	2.4

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Korea (South)	15.4%
Cayman Islands	15.3%
Taiwan	11.5%
China	9.6%
India	8.5%
Brazil	7.0%
South Africa	5.8%
Hong Kong	3.3%
Russia	3.2%
Other*	20.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2017
Korea (South)	14.6%
Cayman Islands	12.2%
Taiwan	11.9%
China	9.8%
India	8.7%
Brazil	7.3%
South Africa	6.3%
Russia	3.6%
Mexico	3.6%
Other*	22.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.1	99.9
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)	0.1

Fidelity® Emerging Markets Index Fund

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 94.3%
		Shares	Value
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)(b)		820,000	$439,357
Alibaba Pictures Group Ltd. (a)		3,340,000	543,723
Beijing Enterprises Water Group Ltd.		1,288,000	1,081,396
Brilliance China Automotive Holdings Ltd.		798,000	2,017,146
China Gas Holdings Ltd.		450,000	1,367,062
China Resource Gas Group Ltd.		228,000	834,389
Cosco Shipping Ports Ltd.		429,823	498,064
Credicorp Ltd.		6,502	1,364,315
Credicorp Ltd. (United States)		11,429	2,393,690
GOME Electrical Appliances Holdings Ltd.		2,768,802	354,911
Haier Electronics Group Co. Ltd.		335,000	882,438
Hanergy Thin Film Power Group Ltd. (a)(c)		1,618,000	2
Kunlun Energy Co. Ltd.		836,000	774,769
Nine Dragons Paper (Holdings) Ltd.		433,000	794,801
Sihuan Pharmaceutical Holdings Group Ltd.		989,000	357,497

TOTAL BERMUDA			13,703,560

Brazil - 4.4%
Ambev SA		1,241,400	7,931,177
Banco Bradesco SA		249,341	2,498,517
Banco do Brasil SA		226,500	2,384,575
Banco Santander SA (Brasil) unit		110,500	966,406
BB Seguridade Participacoes SA		185,600	1,573,285
BM&F BOVESPA SA		545,114	3,982,583
BR Malls Participacoes SA		216,195	838,001
Brasil Foods SA (a)		118,500	1,602,918
CCR SA		323,300	1,798,692
Centrais Eletricas Brasileiras SA (Electrobras) (a)		54,400	366,680
Cielo SA		323,314	2,211,894
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		88,600	807,104
Companhia Energetica de Minas Gerais (CEMIG) rights 11/29/17 (a)		31,218	11,070
Companhia Siderurgica Nacional SA (CSN) (a)		163,000	420,044
Cosan SA Industria e Comercio		44,600	509,901
CPFL Energia SA		67,272	565,518
Drogasil SA		60,100	1,436,866
Duratex SA		79,305	231,760
EDP Energias do Brasil SA		78,757	346,682
Embraer SA		173,500	831,090
ENGIE Brasil Energia SA		41,500	454,162
Equatorial Energia SA		52,000	969,645
Fibria Celulose SA		65,800	1,052,784
Hypermarcas SA		90,400	945,092
Itausa-Investimentos Itau SA		527	1,624
JBS SA		207,600	478,496
Klabin SA unit		153,500	886,849
Kroton Educacional SA		365,148	2,008,074
Localiza Rent A Car SA		42,884	758,627
Lojas Americanas SA		58,598	256,332
Lojas Renner SA		188,890	1,990,929
M. Dias Branco SA		25,500	375,332
Multiplan Empreendimentos Imobiliarios SA		21,486	469,614
Natura Cosmeticos SA		43,500	411,823
Odontoprev SA		69,300	333,440
Petroleo Brasileiro SA - Petrobras (ON) (a)		788,300	4,197,776
Porto Seguro SA		28,300	308,927
Qualicorp SA		59,600	637,667
Rumo SA		283,000	1,098,676
Sul America SA unit		50,174	275,004
Terna Participacoes SA unit		47,200	295,785
TIM Participacoes SA		218,700	810,941
Ultrapar Participacoes SA		95,800	2,287,158
Vale SA		764,655	7,503,263
Weg SA		151,240	983,825

TOTAL BRAZIL			61,106,608

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)		376,000	68,901
Cayman Islands - 15.3%
3SBio, Inc. (a)		278,500	498,354
58.com, Inc. ADR (a)		23,590	1,584,540
AAC Technology Holdings, Inc.		194,000	3,551,055
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		299,241	55,326,668
Anta Sports Products Ltd.		280,000	1,252,596
Autohome, Inc. ADR Class A (a)(b)		13,768	791,798
Baidu.com, Inc. sponsored ADR (a)		72,003	17,564,412
Chailease Holding Co. Ltd.		315,000	813,159
China Conch Venture Holdings Ltd.		417,000	849,886
China Huishan Dairy Holdings Co. Ltd. (b)(c)		888,000	47,807
China Medical System Holdings Ltd.		323,000	597,029
China Mengniu Dairy Co. Ltd.		725,000	2,007,332
China Resources Land Ltd.		732,744	2,183,749
China State Construction International Holdings Ltd.		587,000	824,662
Country Garden Holdings Co. Ltd.		1,404,737	2,225,568
Ctrip.com International Ltd. ADR (a)(b)		103,476	4,955,466
ENN Energy Holdings Ltd.		197,000	1,444,407
Evergrande Real Estate Group Ltd. (a)		858,000	3,304,907
Fullshare Holdings Ltd. (b)		1,822,500	780,264
GCL-Poly Energy Holdings Ltd. (a)(b)		3,360,000	577,127
Geely Automobile Holdings Ltd.		1,290,000	3,993,322
General Interface Solution Holding Ltd.		43,000	394,502
Haitian International Holdings Ltd.		172,000	514,805
Hengan International Group Co. Ltd.		188,500	1,858,083
JD.com, Inc. sponsored ADR (a)		172,718	6,480,379
Kingsoft Corp. Ltd.		212,000	535,340
Longfor Properties Co. Ltd.		388,500	907,333
Minth Group Ltd.		180,000	971,364
Momo, Inc. ADR (a)(b)		28,660	873,270
NetEase, Inc. ADR (b)		20,737	5,846,175
New Oriental Education & Technology Group, Inc. sponsored ADR		35,309	2,939,121
Semiconductor Manufacturing International Corp. (a)(b)		737,700	1,131,951
Shenzhou International Group Holdings Ltd.		196,000	1,673,238
Shimao Property Holdings Ltd.		309,500	648,246
SINA Corp.		14,753	1,588,160
Sino Biopharmaceutical Ltd.		1,189,000	1,388,442
SOHO China Ltd.		555,000	321,558
Sunac China Holdings Ltd. (b)		543,000	2,763,235
Sunny Optical Technology Group Co. Ltd.		188,000	2,752,019
TAL Education Group ADR		73,678	2,026,145
Tencent Holdings Ltd.		1,494,600	67,174,951
Tingyi (Cayman Islands) Holding Corp.		502,000	791,473
Vipshop Holdings Ltd. ADR (a)		105,702	835,046
Want Want China Holdings Ltd.		1,329,000	1,086,859
Weibo Corp. sponsored ADR (a)(b)		12,276	1,137,371
YY, Inc. ADR (a)		11,385	1,029,090
Zhen Ding Technology Holding Ltd.		109,000	273,422

TOTAL CAYMAN ISLANDS			213,115,686

Chile - 1.1%
AES Gener SA		776,056	268,245
Aguas Andinas SA		668,888	436,151
Banco de Chile		6,655,202	1,019,534
Banco de Credito e Inversiones		10,097	679,003
Banco Santander Chile		17,586,642	1,381,620
Cencosud SA		367,881	1,098,239
Colbun SA		2,146,647	502,689
Compania Cervecerias Unidas SA		38,835	553,136
Compania de Petroleos de Chile SA (COPEC)		121,290	1,868,565
CorpBanca SA		39,357,532	370,417
Empresa Nacional de Electricidad SA		869,755	762,356
Empresa Nacional de Electricidad SA sponsored ADR		203	5,258
Empresa Nacional de Telecomunicaciones SA (ENTEL)		37,837	437,553
Empresas CMPC SA		319,777	1,024,472
Enel Chile SA		5,061,507	590,092
Enersis SA		7,609,651	1,632,049
LATAM Airlines Group SA		78,925	1,090,032
LATAM Airlines Group SA sponsored ADR		212	2,879
S.A.C.I. Falabella		191,656	1,836,910
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	10,036

TOTAL CHILE			15,569,236

China - 9.6%
Agricultural Bank of China Ltd. (H Shares)		6,872,000	3,232,784
Air China Ltd. (H Shares)		478,000	455,244
Aluminum Corp. of China Ltd. (H Shares) (a)		1,026,000	824,076
AviChina Industry & Technology Co. Ltd. (H Shares)		587,000	340,850
Bank Communications Co. Ltd. (H Shares)		2,309,000	1,740,318
Bank of China Ltd. (H Shares)		20,883,000	10,412,858
Beijing Capital International Airport Co. Ltd. (H Shares)		388,000	636,604
BYD Co. Ltd. (H Shares) (b)		167,000	1,460,205
CGN Power Co. Ltd. (H Shares)		2,842,000	834,232
China Cinda Asset Management Co. Ltd. (H Shares)		2,263,000	878,931
China CITIC Bank Corp. Ltd. (H Shares)		2,321,000	1,493,504
China Coal Energy Co. Ltd. (H Shares)		555,000	253,974
China Communications Construction Co. Ltd. (H Shares)		1,169,000	1,419,031
China Communications Services Corp. Ltd. (H Shares)		620,000	375,907
China Construction Bank Corp. (H Shares)		22,118,000	19,732,520
China Everbright Bank Co. Ltd. (H Shares)		720,000	339,631
China Galaxy Securities Co. Ltd. (H Shares)		882,500	769,221
China Huarong Asset Management Co. Ltd.		1,603,000	754,097
China Life Insurance Co. Ltd. (H Shares)		1,958,000	6,491,363
China Longyuan Power Grid Corp. Ltd. (H Shares)		831,000	615,682
China Merchants Bank Co. Ltd. (H Shares)		1,026,846	3,915,793
China Minsheng Banking Corp. Ltd. (H Shares)		1,452,200	1,405,403
China National Building Materials Co. Ltd. (H Shares)		758,000	639,326
China Oilfield Services Ltd. (H Shares)		460,000	407,440
China Pacific Insurance (Group) Co. Ltd. (H Shares)		694,800	3,424,393
China Petroleum & Chemical Corp. (H Shares)		6,719,000	4,933,888
China Railway Construction Corp. Ltd. (H Shares)		510,000	640,001
China Railway Group Ltd. (H Shares)		1,082,000	869,605
China Shenhua Energy Co. Ltd. (H Shares)		895,000	2,138,437
China Southern Airlines Ltd. (H Shares)		458,000	338,155
China Telecom Corp. Ltd. (H Shares)		3,634,000	1,821,332
China Vanke Co. Ltd. (H Shares)		307,500	1,093,794
Chongqing Changan Automobile Co. Ltd. (B Shares)		168,800	220,915
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		651,000	442,267
CITIC Securities Co. Ltd. (H Shares)		600,000	1,332,069
Conch Cement Co. Ltd. (H Shares)		323,000	1,380,784
CRRC Corp. Ltd. (H Shares)		1,116,600	1,100,656
Dongfeng Motor Group Co. Ltd. (H Shares)		718,000	984,772
Fuyao Glass Industries Group Co. Ltd.		135,600	516,230
GF Securities Co. Ltd. (H Shares)		369,000	786,113
Great Wall Motor Co. Ltd. (H Shares)		807,000	1,016,844
Guangzhou Automobile Group Co. Ltd. (H Shares)		554,000	1,377,650
Guangzhou R&F Properties Co. Ltd. (H Shares)		244,400	520,667
Haitong Securities Co. Ltd. (H Shares)		851,600	1,347,033
Huaneng Power International, Inc. (H Shares)		1,112,000	744,051
Huaneng Renewables Corp. Ltd. (H Shares)		1,292,000	443,838
Huatai Securities Co. Ltd. (H Shares)		436,200	941,576
Industrial & Commercial Bank of China Ltd. (H Shares)		19,390,000	15,384,944
Jiangsu Expressway Co. Ltd. (H Shares)		320,000	490,579
Jiangxi Copper Co. Ltd. (H Shares)		322,000	513,457
New China Life Insurance Co. Ltd. (H Shares)		201,300	1,257,899
People's Insurance Co. of China Group (H Shares)		1,801,000	856,476
PetroChina Co. Ltd. (H Shares)		5,562,000	3,635,874
PICC Property & Casualty Co. Ltd. (H Shares)		1,215,227	2,408,210
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,371,000	12,038,032
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		524,000	376,138
Shanghai Electric Group Co. Ltd. (H Shares) (a)		710,000	322,173
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		128,500	641,561
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,725	275,829
Shanghai Pharma Holding Co. Ltd. (H Shares)		185,900	480,155
Sinopec Engineering Group Co. Ltd. (H Shares)		345,500	296,280
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		883,000	526,309
Sinopharm Group Co. Ltd. (H Shares)		308,400	1,379,645
TravelSky Technology Ltd. (H Shares)		240,000	621,427
Tsingtao Brewery Co. Ltd. (H Shares)		100,000	418,515
Weichai Power Co. Ltd. (H Shares)		515,200	640,582
Yanzhou Coal Mining Co. Ltd. (H Shares)		486,000	484,667
Zhejiang Expressway Co. Ltd. (H Shares)		362,000	447,779
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		144,900	847,884
Zijin Mng Group Co. Ltd. (H Shares)		1,532,000	530,213
ZTE Corp. (H Shares) (a)		183,080	634,798

TOTAL CHINA			133,353,490

Colombia - 0.3%
Bancolombia SA		68,557	635,528
Bancolombia SA sponsored ADR		76	2,869
Cementos Argos SA		115,814	422,589
Ecopetrol SA		1,254,195	686,456
Grupo de Inversiones Suramerica SA		63,159	801,828
Interconexion Electrica SA ESP		97,375	426,369
Inversiones Argos SA		77,206	503,531

TOTAL COLOMBIA			3,479,170

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		41,000	898,949
Komercni Banka A/S		20,319	873,487
MONETA Money Bank A/S		128,290	438,523
Telefonica Czech Rep A/S		17,324	210,995

TOTAL CZECH REPUBLIC			2,421,954

Egypt - 0.1%
Commercial International Bank SAE		271,504	1,216,143
Commercial International Bank SAE sponsored GDR		2,831	12,924
EFG-Hermes Holding SAE		117,117	152,732
Global Telecom Holding (a)		539,180	205,134

TOTAL EGYPT			1,586,933

Greece - 0.3%
Alpha Bank AE (a)		368,197	733,409
EFG Eurobank Ergasias SA (a)		461,795	377,083
Ff Group (a)		7,797	163,300
Greek Organization of Football Prognostics SA		56,634	634,633
Hellenic Telecommunications Organization SA		66,831	794,051
Jumbo SA		26,260	422,128
National Bank of Greece SA (a)		1,469,618	486,077
Piraeus Bank SA (a)		76,889	221,223
Titan Cement Co. SA (Reg.)		11,966	288,808

TOTAL GREECE			4,120,712

Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.		132,000	784,244
China Everbright International Ltd.		660,000	930,602
China Everbright Ltd.		236,000	559,643
China Jinmao Holdings Group Ltd.		996,000	446,843
China Merchants Holdings International Co. Ltd.		352,077	1,101,171
China Mobile Ltd.		1,616,000	16,254,327
China Overseas Land and Investment Ltd.		1,014,000	3,288,410
China Power International Development Ltd.		915,000	290,871
China Resources Beer Holdings Co. Ltd.		430,878	1,242,694
China Resources Power Holdings Co. Ltd.		495,691	953,081
China Taiping Insurance Group Ltd.		421,177	1,387,475
China Unicom Ltd. (a)		1,580,000	2,241,797
CITIC Pacific Ltd.		1,518,000	2,222,109
CNOOC Ltd.		4,690,000	6,403,696
CNOOC Ltd. sponsored ADR		200	27,340
CSPC Pharmaceutical Group Ltd.		1,104,000	1,918,917
Far East Horizon Ltd.		511,000	507,633
Fosun International Ltd.		669,000	1,658,479
Guangdong Investment Ltd.		768,000	1,112,416
Lenovo Group Ltd.		1,938,000	1,122,845
Shanghai Industrial Holdings Ltd.		120,000	368,395
Sino-Ocean Group Holding Ltd.		784,979	512,157
Sun Art Retail Group Ltd.		623,000	629,277

TOTAL HONG KONG			45,964,422

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		94,696	1,133,975
OTP Bank PLC		62,947	2,538,517
Richter Gedeon PLC		37,836	941,268

TOTAL HUNGARY			4,613,760

India - 8.5%
ACC Ltd.		11,899	332,529
Adani Ports & Special Economic Zone Ltd.		193,600	1,286,730
Ambuja Cements Ltd.		159,147	691,890
Apollo Hospitals Enterprise Ltd.		23,314	373,942
Ashok Leyland Ltd.		302,233	612,401
Asian Paints Ltd.		76,775	1,400,151
Aurobindo Pharma Ltd.		67,320	790,165
Axis Bank Ltd.		442,614	3,576,116
Bajaj Auto Ltd.		22,388	1,126,177
Bajaj Finance Ltd.		43,840	1,219,124
Bajaj Finserv Ltd.		9,940	769,156
Bharat Forge Ltd.		56,245	606,490
Bharat Heavy Electricals Ltd.		225,739	341,659
Bharat Petroleum Corp. Ltd.		197,331	1,650,571
Bharti Airtel Ltd.		312,344	2,398,416
Bharti Infratel Ltd.		147,289	1,005,773
Bosch Ltd.		1,969	638,966
Cadila Healthcare Ltd.		51,746	402,340
Cipla Ltd.		89,199	864,576
Coal India Ltd.		183,272	810,784
Container Corp. of India Ltd.		10,967	234,135
Dabur India Ltd.		144,199	741,261
Dr. Reddy's Laboratories Ltd.		30,528	1,139,232
Eicher Motors Ltd.		3,472	1,728,407
GAIL India Ltd.		134,788	968,392
Glenmark Pharmaceuticals Ltd.		34,062	324,944
Godrej Consumer Products Ltd.		63,600	917,313
Grasim Industries Ltd.		85,717	1,624,453
Havells India Ltd.		66,822	500,262
HCL Technologies Ltd.		148,955	1,968,737
Hero Motocorp Ltd.		13,391	796,201
Hindalco Industries Ltd.		305,881	1,263,206
Hindustan Petroleum Corp. Ltd.		158,316	1,093,297
Hindustan Unilever Ltd.		171,270	3,273,175
Housing Development Finance Corp. Ltd.		396,883	10,465,452
ICICI Bank Ltd.		625,193	2,931,759
Idea Cellular Ltd. (a)		368,338	528,188
IDFC Bank Ltd.		349,314	305,616
Indiabulls Housing Finance Ltd.		82,538	1,585,813
Indian Oil Corp. Ltd.		151,381	971,410
Infosys Ltd.		484,015	6,890,953
ITC Ltd.		894,492	3,670,525
JSW Steel Ltd.		226,403	903,689
Larsen & Toubro Ltd.		123,941	2,339,662
LIC Housing Finance Ltd.		79,348	733,678
Lupin Ltd.		59,473	944,266
Mahindra & Mahindra Financial Services Ltd.		70,194	467,942
Mahindra & Mahindra Ltd.		97,575	2,026,546
Marico Ltd.		116,126	565,386
Maruti Suzuki India Ltd.		27,885	3,536,227
Motherson Sumi Systems Ltd.		166,134	937,021
Nestle India Ltd.		5,893	658,833
NTPC Ltd.		431,605	1,208,161
Oil & Natural Gas Corp. Ltd.		338,792	999,894
Piramal Enterprises Ltd.		20,349	863,756
Power Finance Corp. Ltd.		162,366	349,181
Reliance Industries Ltd.		684,213	9,941,958
Rural Electrification Corp. Ltd.		172,452	461,292
Shree Cement Ltd.		2,117	618,929
Shriram Transport Finance Co. Ltd.		39,001	703,524
Siemens India Ltd.		17,592	345,659
State Bank of India		448,720	2,119,206
Sun Pharmaceutical Industries Ltd.		249,454	2,130,087
Tata Consultancy Services Ltd.		120,995	4,903,334
Tata Motors Ltd. (a)		416,018	2,752,465
Tata Motors Ltd. Class A (a)		105,491	392,394
Tata Power Co. Ltd.		276,052	361,959
Tata Steel Ltd.		80,297	872,788
Tech Mahindra Ltd.		124,542	927,189
Titan Co. Ltd.		82,649	810,854
Ultratech Cemco Ltd.		23,070	1,568,065
United Spirits Ltd. (a)		14,822	698,488
UPL Ltd.		95,357	1,177,125
Vedanta Ltd.		386,722	1,981,988
Wipro Ltd.		322,614	1,466,597
Yes Bank Ltd.		445,516	2,162,215
Zee Entertainment Enterprises Ltd.		141,039	1,180,371

TOTAL INDIA			118,931,416

Indonesia - 2.1%
PT Adaro Energy Tbk		3,686,600	496,077
PT AKR Corporindo Tbk		472,100	259,329
PT Astra International Tbk		5,338,900	3,149,213
PT Bank Central Asia Tbk		2,593,600	3,996,773
PT Bank Danamon Indonesia Tbk Series A		897,100	337,343
PT Bank Mandiri (Persero) Tbk		4,922,100	2,558,585
PT Bank Negara Indonesia (Persero) Tbk		1,976,500	1,107,569
PT Bank Rakyat Indonesia Tbk		2,921,600	3,360,513
PT Bumi Serpong Damai Tbk		2,039,500	258,650
PT Charoen Pokphand Indonesia Tbk		1,989,400	484,057
PT Gudang Garam Tbk		123,000	634,839
PT Hanjaya Mandala Sampoerna Tbk		2,480,600	727,948
PT Indocement Tunggal Prakarsa Tbk		470,600	778,984
PT Indofood CBP Sukses Makmur Tbk		568,500	368,870
PT Indofood Sukses Makmur Tbk		1,123,400	679,217
PT Jasa Marga Tbk		596,337	285,802
PT Kalbe Farma Tbk		5,625,500	663,653
PT Lippo Karawaci Tbk		4,536,500	230,797
PT Matahari Department Store Tbk		622,200	394,538
PT Media Nusantara Citra Tbk		1,385,500	159,364
PT Pakuwon Jati Tbk		5,792,100	269,052
PT Perusahaan Gas Negara Tbk Series B		2,862,500	388,350
PT Semen Gresik (Persero) Tbk		779,300	626,313
PT Summarecon Agung Tbk		2,487,900	189,860
PT Surya Citra Media Tbk		1,416,900	224,615
PT Telkomunikasi Indonesia Tbk Series B		13,264,900	3,957,808
PT Tower Bersama Infrastructure Tbk		551,800	276,663
PT Unilever Indonesia Tbk		396,900	1,451,520
PT United Tractors Tbk		444,800	1,137,212
PT Waskita Karya Persero Tbk		1,268,700	198,315
PT XL Axiata Tbk (a)		789,575	196,775

TOTAL INDONESIA			29,848,604

Isle of Man - 0.1%
NEPI Rockcastle PLC		98,599	1,378,416
Korea (South) - 14.5%
AMOREPACIFIC Corp.		8,342	2,342,734
AMOREPACIFIC Group, Inc.		7,569	971,435
BGFretail Co. Ltd. (c)		6,722	475,552
BS Financial Group, Inc.		66,303	589,444
Celltrion, Inc.		20,810	3,221,754
Cheil Industries, Inc.		20,150	2,667,227
Cheil Worldwide, Inc.		18,212	338,801
CJ CheilJedang Corp.		2,057	673,347
CJ Corp.		3,786	631,514
CJ E&M Corp.		4,996	377,574
Coway Co. Ltd.		13,847	1,205,013
Daelim Industrial Co.		7,297	544,294
Daewoo Engineering & Construction Co. Ltd. (a)		31,162	204,850
DGB Financial Group Co. Ltd.		43,662	408,078
Dong Suh Companies, Inc.		9,288	228,443
Dongbu Insurance Co. Ltd.		13,388	844,166
Doosan Bobcat, Inc.		10,017	324,765
Doosan Heavy Industries & Construction Co. Ltd.		12,945	202,611
E-Mart Co. Ltd.		5,628	1,127,523
GS Engineering & Construction Corp. (a)		12,417	288,744
GS Holdings Corp.		13,857	820,447
GS Retail Co. Ltd.		6,639	198,323
Hana Financial Group, Inc.		78,155	3,351,727
Hankook Tire Co. Ltd.		19,522	942,847
Hanmi Pharm Co. Ltd.		1,594	660,787
Hanmi Science Co. Ltd.		3,004	246,641
Hanon Systems		49,943	580,686
Hanssem Co. Ltd.		2,621	399,682
Hanwha Chemical Corp.		28,843	785,509
Hanwha Corp.		11,503	459,363
Hanwha Life Insurance Co. Ltd.		71,654	507,562
Hanwha Techwin Co. Ltd. (a)		9,531	327,335
Hotel Shilla Co.		8,170	572,146
Hyosung Corp.		5,391	648,507
Hyundai Department Store Co. Ltd.		4,190	342,893
Hyundai Engineering & Construction Co. Ltd.		21,363	723,188
Hyundai Fire & Marine Insurance Co. Ltd.		16,017	649,653
Hyundai Glovis Co. Ltd.		5,109	689,979
Hyundai Heavy Industries Co. Ltd. (a)		8,124	1,137,123
Hyundai Industrial Development & Construction Co.		15,647	561,175
Hyundai Mobis		17,984	4,286,539
Hyundai Motor Co.		40,503	5,832,252
Hyundai Robotics Co. Ltd.		2,593	1,047,089
Hyundai Steel Co.		21,696	1,115,760
Hyundai Wia Corp.		4,225	243,730
Industrial Bank of Korea		66,655	915,091
Kakao Corp.		8,851	1,139,930
Kangwon Land, Inc.		32,037	982,809
KB Financial Group, Inc.		104,934	5,497,492
KCC Corp.		1,513	527,748
KEPCO Plant Service & Engineering Co. Ltd.		5,721	211,322
Kia Motors Corp.		68,694	2,174,930
Korea Aerospace Industries Ltd.		17,056	866,460
Korea Electric Power Corp.		68,237	2,397,196
Korea Express Co. Ltd. (a)		2,269	318,609
Korea Gas Corp. (a)		6,717	245,409
Korea Investment Holdings Co. Ltd.		10,349	585,902
Korea Zinc Co. Ltd.		2,315	1,060,094
Korean Air Lines Co. Ltd. (a)		12,863	364,116
KT Corp.		216	5,681
KT&G Corp.		30,943	2,933,537
Kumho Petro Chemical Co. Ltd.		4,468	277,329
LG Chemical Ltd.		12,063	4,353,335
LG Corp.		24,709	1,900,539
LG Display Co. Ltd.		60,379	1,582,743
LG Electronics, Inc.		28,149	2,291,013
LG Household & Health Care Ltd.		2,415	2,542,242
LG Innotek Co. Ltd.		3,567	548,725
Lotte Chemical Corp.		4,010	1,325,202
Lotte Chilsung Beverage Co. Ltd.		93	115,035
Lotte Confectionery Co. Ltd. (a)		468	77,854
Lotte Confectionery Co. Ltd.		7,645	509,398
Lotte Shopping Co. Ltd.		2,870	577,547
Medy-Tox, Inc.		1,107	419,299
Mirae Asset Daewoo Co. Ltd.		93,971	853,067
NAVER Corp.		7,397	5,914,477
NCSOFT Corp.		4,635	1,768,040
Netmarble Games Corp.		4,352	677,269
Oci Co. Ltd.		4,169	421,341
Orion Corp./Republic of Korea		6,074	575,843
Ottogi Corp.		313	212,476
POSCO		19,567	5,715,028
Posco Daewoo Corp.		10,386	180,208
S-Oil Corp.		11,742	1,349,486
S1 Corp.		4,493	368,091
Samsung Biologics Co. Ltd.		4,294	1,474,744
Samsung Card Co. Ltd.		7,648	250,695
Samsung Electro-Mechanics Co. Ltd.		14,554	1,353,751
Samsung Electronics Co. Ltd.		25,851	63,674,350
Samsung Fire & Marine Insurance Co. Ltd.		8,059	1,967,737
Samsung Heavy Industries Co. Ltd. (a)		65,045	686,466
Samsung Life Insurance Co. Ltd.		18,601	2,245,915
Samsung SDI Co. Ltd.		14,528	2,676,679
Samsung SDS Co. Ltd.		9,049	1,675,306
Samsung Securities Co. Ltd.		18,263	581,494
Shinhan Financial Group Co. Ltd.		112,916	5,082,235
Shinsegae Co. Ltd.		1,851	379,110
SK C&C Co. Ltd.		8,248	2,135,603
SK Energy Co. Ltd.		17,169	3,147,908
SK Hynix, Inc.		153,221	11,264,537
SK Networks Co. Ltd.		33,582	199,734
SK Telecom Co. Ltd.		5,296	1,252,807
STX Pan Ocean Co. Ltd. (Korea) (a)		58,595	275,657
Woori Bank		96,902	1,421,346
Woori Investment & Securities Co. Ltd.		37,644	473,037
Yuhan Corp.		2,178	397,385

TOTAL KOREA (SOUTH)			202,197,221

Malaysia - 2.1%
AirAsia Bhd		397,600	313,796
Alliance Bank Malaysia Bhd		270,100	235,508
AMMB Holdings Bhd		413,300	417,988
Astro Malaysia Holdings Bhd		432,500	287,175
Axiata Group Bhd		713,438	908,656
British American Tobacco (Malaysia) Bhd		39,000	361,248
Bumiputra-Commerce Holdings Bhd		1,194,635	1,733,237
Dialog Group Bhd		805,300	430,052
DiGi.com Bhd		839,900	992,320
Felda Global Ventures Holdings Bhd		357,800	161,483
Gamuda Bhd		464,800	576,607
Genting Bhd		594,800	1,271,961
Genting Malaysia Bhd		759,600	902,833
Genting Plantations Bhd		73,100	184,477
Hap Seng Consolidated Bhd		172,300	377,822
Hartalega Holdings Bhd		169,600	305,376
Hong Leong Bank Bhd		165,300	622,609
Hong Leong Credit Bhd		62,900	248,211
IHH Healthcare Bhd		542,600	723,125
IJM Corp. Bhd		721,200	543,627
IOI Corp. Bhd		588,200	619,889
IOI Properties Group Bhd		494,375	232,468
Kuala Lumpur Kepong Bhd		128,800	748,696
Malayan Banking Bhd		942,519	2,060,090
Malaysia Airports Holdings Bhd		222,506	435,338
Maxis Bhd		498,200	700,447
MISC Bhd		358,600	588,911
Petronas Chemicals Group Bhd		613,700	1,068,754
Petronas Dagangan Bhd		60,700	343,661
Petronas Gas Bhd		180,900	771,133
PPB Group Bhd		125,600	498,008
Public Bank Bhd		764,100	3,694,113
RHB Capital Bhd		213,889	256,748
RHB Capital Bhd (a)(c)		99,132	0
SapuraKencana Petroleum Bhd		1,014,500	383,554
Sime Darby Bhd		623,649	1,355,759
Telekom Malaysia Bhd		317,280	476,070
Tenaga Nasional Bhd		892,700	3,164,107
UMW Holdings Bhd		130,300	161,336
Westports Holdings Bhd		246,100	215,745
YTL Corp. Bhd		1,109,643	332,998
YTL Power International Bhd		584,225	179,464

TOTAL MALAYSIA			29,885,400

Malta - 0.0%
Brait SA		94,327	352,924
Mexico - 3.0%
Alfa SA de CV Series A		792,700	828,186
America Movil S.A.B. de CV Series L		8,797,200	7,589,588
CEMEX S.A.B. de CV unit		3,852,318	3,130,602
Coca-Cola FEMSA S.A.B. de CV Series L		130,100	878,858
Compartamos S.A.B. de CV		246,300	249,489
El Puerto de Liverpool S.A.B. de CV Class C		46,940	319,760
Embotelladoras Arca S.A.B. de CV		114,600	729,320
Fibra Uno Administracion SA de CV		784,600	1,234,701
Fomento Economico Mexicano S.A.B. de CV unit		513,800	4,485,491
Gruma S.A.B. de CV Series B		56,295	737,406
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		93,700	888,676
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		54,105	964,940
Grupo Bimbo S.A.B. de CV Series A		426,400	985,724
Grupo Carso SA de CV Series A1		126,300	409,631
Grupo Financiero Banorte S.A.B. de CV Series O		657,500	3,902,114
Grupo Financiero Inbursa S.A.B. de CV Series O		613,500	1,054,407
Grupo Financiero Santander Mexico S.A.B. de CV		473,100	796,818
Grupo Lala S.A.B. de CV		155,600	240,318
Grupo Mexico SA de CV Series B		1,006,107	3,271,517
Grupo Televisa SA de CV		647,000	2,832,434
Industrias Penoles SA de CV		36,220	842,015
Infraestructura Energetica Nova S.A.B. de CV		137,900	704,111
Kimberly-Clark de Mexico SA de CV Series A		397,700	684,762
Mexichem S.A.B. de CV		273,955	705,330
Promotora y Operadora de Infraestructura S.A.B. de CV		62,110	589,813
Wal-Mart de Mexico SA de CV Series V		1,385,900	3,096,846

TOTAL MEXICO			42,152,857

Netherlands - 0.3%
Steinhoff International Holdings NV (South Africa)		795,583	3,455,521
Pakistan - 0.1%
Engro Corp. Ltd.		64,200	169,449
Habib Bank Ltd.		157,700	240,274
Lucky Cement Ltd.		31,200	144,198
MCB Bank Ltd.		123,000	232,116
Oil & Gas Development Co. Ltd.		152,100	207,411
United Bank Ltd.		112,700	191,612

TOTAL PAKISTAN			1,185,060

Peru - 0.0%
Compania de Minas Buenaventura SA		337	4,563
Compania de Minas Buenaventura SA sponsored ADR		48,080	663,023

TOTAL PERU			667,586

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.		531,700	772,006
Aboitiz Power Corp.		341,700	281,518
Alliance Global Group, Inc. (a)		1,058,700	328,371
Ayala Corp.		66,320	1,325,487
Ayala Land, Inc.		1,921,800	1,609,401
Bank of the Philippine Islands (BPI)		191,712	364,207
BDO Unibank, Inc.		505,496	1,347,388
DMCI Holdings, Inc.		965,850	287,215
Globe Telecom, Inc.		8,090	320,241
GT Capital Holdings, Inc.		23,170	530,006
International Container Terminal Services, Inc.		128,950	264,722
JG Summit Holdings, Inc.		737,800	1,099,860
Jollibee Food Corp.		111,890	540,086
Megaworld Corp.		2,822,900	291,672
Metro Pacific Investments Corp.		3,711,900	489,303
Metropolitan Bank & Trust Co.		159,275	267,386
Philippine Long Distance Telephone Co.		23,180	769,319
PNOC Energy Development Corp.		1,412,988	158,047
Robinsons Land Corp.		462,800	226,082
Security Bank Corp.		56,380	268,864
SM Investments Corp.		64,990	1,203,157
SM Prime Holdings, Inc.		2,285,300	1,639,145
Universal Robina Corp.		226,680	628,379

TOTAL PHILIPPINES			15,011,862

Poland - 1.3%
Alior Bank SA (a)		23,023	457,494
Bank Handlowy w Warszawie SA		8,407	171,907
Bank Millennium SA (a)		149,883	328,594
Bank Polska Kasa Opieki SA		41,633	1,359,954
Bank Zachodni WBK SA		9,207	924,001
BRE Bank SA (a)		3,922	496,129
Cyfrowy Polsat SA		60,284	420,006
Eurocash SA		20,805	210,396
Grupa Lotos SA		23,617	428,421
Jastrzebska Spolka Weglowa SA (a)		13,935	374,795
KGHM Polska Miedz SA (Bearer)		37,166	1,255,391
LPP SA		329	774,955
NG2 SA		7,691	576,727
Polish Oil & Gas Co. SA		451,575	829,967
Polska Grupa Energetyczna SA		222,869	799,033
Polski Koncern Naftowy Orlen SA		78,796	2,786,040
Powszechna Kasa Oszczednosci Bank SA		246,914	2,628,585
Powszechny Zaklad Ubezpieczen SA		159,066	2,053,028
Synthos SA		141,191	191,231
Tauron Polska Energia SA (a)		272,845	263,854
Telekomunikacja Polska SA (a)		178,985	275,857
Zaklady Azotowe w Tarnowie-Moscicach SA		11,995	240,562

TOTAL POLAND			17,846,927

Qatar - 0.5%
Barwa Real Estate Co.		25,893	213,402
Doha Bank		39,582	306,546
Ezdan Holding Group		212,070	553,289
Industries Qatar QSC		39,047	1,024,096
Masraf al Rayan		98,249	964,344
Qatar Electricity & Water Co.		7,139	358,788
Qatar Gas Transport Co. Ltd. (Nakilat)		70,156	291,895
Qatar Insurance Co. SAQ		36,148	441,867
Qatar Islamic Bank		15,664	417,276
Qatar National Bank SAQ		60,000	2,002,060
Qatar Telecom (Qtel) Q.S.C.		21,648	510,694
The Commercial Bank of Qatar		53,830	390,281

TOTAL QATAR			7,474,538

Russia - 3.1%
Alrosa Co. Ltd.		685,163	881,058
Gazprom OAO		887,336	1,910,322
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,115,213
Inter Rao Ues JSC		8,202,744	502,011
Lukoil PJSC		43,177	2,289,830
Lukoil PJSC sponsored ADR		68,904	3,658,802
Magnit OJSC GDR (Reg. S)		81,139	2,296,234
MMC Norilsk Nickel PJSC		7,470	1,352,979
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,702,350
Mobile TeleSystems OJSC sponsored ADR		129,801	1,377,189
Moscow Exchange MICEX-RTS OAO		381,631	770,179
NOVATEK OAO		6,025	67,070
NOVATEK OAO GDR (Reg. S)		23,436	2,674,048
Novolipetsk Steel OJSC		313,602	714,345
PhosAgro OJSC GDR (Reg. S)		31,573	434,129
Rosneft Oil Co. OJSC		116,754	636,277
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,049,404
Rostelecom PJSC		116,981	136,625
Rostelecom PJSC sponsored ADR		23,110	162,463
RusHydro PJSC		8,155,801	113,941
RusHydro PJSC ADR		194,501	260,631
Sberbank of Russia		2,836,566	9,399,333
Severstal PAO		4,934	75,790
Severstal PAO GDR (Reg. S)		38,232	583,038
Sistema JSFC		650,000	146,383
Sistema JSFC sponsored GDR		7,284	34,235
Surgutneftegas OJSC		700,449	349,446
Surgutneftegas OJSC sponsored ADR		116,797	583,518
Tatneft PAO		174,565	1,301,476
Tatneft PAO sponsored ADR		37,903	1,705,635
VTB Bank OJSC		1,344,075,800	1,379,011

TOTAL RUSSIA			42,662,965

South Africa - 5.8%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	440
African Bank Investments Ltd. (a)		116,009	5,579
Anglo American Platinum Ltd. (a)		13,731	382,152
AngloGold Ashanti Ltd.		108,231	997,666
Aspen Pharmacare Holdings Ltd.		101,000	2,281,987
Barclays Africa Group Ltd.		179,094	1,775,138
Bidcorp Ltd.		88,625	1,949,421
Bidvest Group Ltd.		87,731	1,064,158
Capitec Bank Holdings Ltd.		10,520	699,292
Coronation Fund Managers Ltd.		57,918	292,278
Discovery Ltd.		94,622	980,769
Exxaro Resources Ltd.		52,143	530,180
FirstRand Ltd.		886,995	3,215,171
Fortress Income Fund Ltd.:
Class A		294,392	352,510
Class B		212,569	603,635
Foschini Ltd.		57,559	551,622
Gold Fields Ltd.		217,378	865,292
Growthpoint Properties Ltd.		591,482	1,025,354
Hyprop Investments Ltd.		66,474	500,010
Impala Platinum Holdings Ltd. (a)		158,920	440,834
Imperial Holdings Ltd.		39,522	566,411
Investec Ltd.		72,016	491,219
Liberty Holdings Ltd.		30,990	243,383
Life Healthcare Group Holdings Ltd.		359,698	666,543
Massmart Holdings Ltd.		28,088	212,665
MMI Holdings Ltd.		260,230	346,022
Mondi Ltd.		31,449	754,376
Mr Price Group Ltd.		65,058	806,395
MTN Group Ltd.		447,316	3,884,147
Naspers Ltd. Class N		115,202	28,069,730
Nedbank Group Ltd.		58,447	857,230
Netcare Ltd.		264,389	465,433
Novus Holdings Ltd.		39,158	19,387
Pick 'n Pay Stores Ltd.		95,412	400,172
Pioneer Foods Ltd.		33,995	286,122
PSG Group Ltd.		23,655	439,162
Rand Merchant Insurance Holdings Ltd.		174,355	487,349
Redefine Properties Ltd.		1,341,845	1,006,947
Remgro Ltd.		137,555	2,081,992
Resilient Property Income Fund Ltd.		78,035	777,328
RMB Holdings Ltd.		189,831	839,143
Sanlam Ltd.		365,065	1,825,486
Sappi Ltd.		145,139	972,127
Sasol Ltd.		145,900	4,262,876
Shoprite Holdings Ltd.		116,788	1,671,521
Sibanye-Stillwater		439,378	568,835
Spar Group Ltd.		49,216	579,088
Standard Bank Group Ltd.		340,558	3,950,244
Telkom SA Ltd.		67,169	251,597
Tiger Brands Ltd.		42,961	1,172,872
Truworths International Ltd.		113,454	604,714
Vodacom Group Ltd.		156,854	1,704,024
Woolworths Holdings Ltd.		266,333	1,061,470

TOTAL SOUTH AFRICA			80,839,498

Taiwan - 11.5%
Acer, Inc.		792,994	410,469
Advanced Semiconductor Engineering, Inc.		1,731,854	2,095,259
Advantech Co. Ltd.		90,459	618,308
Asia Cement Corp.		645,153	575,838
Asia Pacific Telecom Co. Ltd. (a)		589,000	195,043
ASUSTeK Computer, Inc.		184,000	1,593,470
AU Optronics Corp.		2,323,000	952,569
Catcher Technology Co. Ltd.		170,000	1,805,030
Cathay Financial Holding Co. Ltd.		2,149,641	3,552,065
Chang Hwa Commercial Bank		1,255,239	680,973
Cheng Shin Rubber Industry Co. Ltd.		502,937	992,924
Chicony Electronics Co. Ltd.		141,927	355,547
China Airlines Ltd. (a)		665,043	271,419
China Development Finance Holding Corp.		3,596,800	1,102,742
China Life Insurance Co. Ltd.		620,951	587,202
China Steel Corp.		3,280,204	2,672,009
Chinatrust Financial Holding Co. Ltd.		4,630,826	2,965,523
Chinatrust Financial Holding Co. Ltd. rights 12/15/17(a)(c)		63,425	7,683
Chunghwa Telecom Co. Ltd.		1,000,000	3,417,636
Compal Electronics, Inc.		1,081,000	796,277
Delta Electronics, Inc.		507,381	2,441,112
E.SUN Financial Holdings Co. Ltd.		2,391,387	1,456,034
ECLAT Textile Co. Ltd.		47,613	569,530
EVA Airways Corp.		569,596	280,659
Evergreen Marine Corp. (Taiwan) (a)		463,420	277,548
Far Eastern Textile Ltd.		824,705	707,367
Far EasTone Telecommunications Co. Ltd.		430,000	1,010,153
Feng Tay Enterprise Co. Ltd.		82,520	372,378
First Financial Holding Co. Ltd.		2,421,607	1,562,820
Formosa Chemicals & Fibre Corp.		776,760	2,360,847
Formosa Petrochemical Corp.		354,000	1,239,200
Formosa Plastics Corp.		1,094,520	3,337,527
Formosa Taffeta Co. Ltd.		178,000	182,796
Foxconn Technology Co. Ltd.		238,587	760,774
Fubon Financial Holding Co. Ltd.		1,756,334	2,800,181
Giant Manufacturing Co. Ltd.		83,000	426,870
GlobalWafers Co. Ltd.		58,000	670,682
Highwealth Construction Corp.		215,000	287,494
HIWIN Technologies Corp.		53,672	537,824
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,102,087	15,244,334
Hotai Motor Co. Ltd.		73,000	847,767
HTC Corp. (a)		176,000	394,771
Hua Nan Financial Holdings Co. Ltd.		1,893,820	1,036,832
Innolux Corp.		2,330,347	1,020,658
Inventec Corp.		682,865	530,196
Largan Precision Co. Ltd.		26,000	4,930,321
Lite-On Technology Corp.		549,279	775,493
MediaTek, Inc.		395,292	4,492,253
Mega Financial Holding Co. Ltd.		2,829,413	2,225,001
Merida Industry Co. Ltd.		58,000	270,390
Micro-Star International Co. Ltd.		185,000	451,175
Nan Ya Plastics Corp.		1,257,860	3,105,209
Nanya Technology Corp.		183,000	496,695
Nien Made Enterprise Co. Ltd.		39,000	406,331
Novatek Microelectronics Corp.		154,000	569,746
Pegatron Corp.		505,000	1,306,988
Phison Electronics Corp.		37,000	440,125
Pou Chen Corp.		576,000	726,259
Powertech Technology, Inc.		182,000	569,467
President Chain Store Corp.		148,000	1,330,812
Quanta Computer, Inc.		704,000	1,658,504
Realtek Semiconductor Corp.		125,401	472,261
Ruentex Development Co. Ltd.		220,800	226,749
Ruentex Industries Ltd.		150,000	240,394
Shin Kong Financial Holding Co. Ltd.		2,101,533	672,898
Siliconware Precision Industries Co. Ltd.		539,000	855,445
Sinopac Holdings Co.		2,797,050	858,475
Standard Foods Corp.		149,812	371,324
Synnex Technology International Corp.		376,500	477,215
TaiMed Biologics, Inc. (a)		44,000	318,999
Taishin Financial Holdings Co. Ltd.		2,484,782	1,088,298
Taiwan Business Bank		1,017,973	281,363
Taiwan Cement Corp.		861,000	957,048
Taiwan Cooperative Financial Holding Co. Ltd.		2,110,028	1,141,199
Taiwan Fertilizer Co. Ltd.		220,000	287,610
Taiwan High Speed Rail Corp.		416,000	332,656
Taiwan Mobile Co. Ltd.		423,900	1,512,020
Taiwan Semiconductor Manufacturing Co. Ltd.		6,474,000	52,375,117
TECO Electric & Machinery Co. Ltd.		501,000	467,952
Transcend Information, Inc.		43,000	122,132
Unified-President Enterprises Corp.		1,277,983	2,671,476
United Microelectronics Corp.		3,116,000	1,609,331
Vanguard International Semiconductor Corp.		232,000	440,321
Wistron Corp.		669,899	559,027
WPG Holding Co. Ltd.		420,000	575,552
Yuanta Financial Holding Co. Ltd.		2,674,952	1,189,341
Yulon Motor Co. Ltd.		273,000	228,270

TOTAL TAIWAN			160,091,582

Thailand - 2.2%
Advanced Info Service PCL (For. Reg.)		272,100	1,593,120
Airports of Thailand PCL		43,400	77,733
Airports of Thailand PCL (For. Reg.)		1,091,800	1,955,512
Bangkok Bank PCL (For. Reg.)		61,200	370,295
Bangkok Dusit Medical Services PCL (For. Reg.)		985,500	628,916
Bangkok Expressway and Metro PCL		2,069,400	485,892
Banpu PCL		99,700	52,521
Banpu PCL (For. Reg.)		450,200	237,161
BEC World PCL (For. Reg.)		244,300	127,960
Berli Jucker PCL (For. Reg)		304,500	490,390
BTS Group Holdings PCL		1,448,700	370,679
Bumrungrad Hospital PCL (For. Reg.)		92,100	609,934
C.P. ALL PCL (For. Reg.)		1,307,900	2,755,960
Central Pattana PCL (For. Reg.)		346,000	828,025
Charoen Pokphand Foods PCL (For. Reg.)		796,020	623,014
Delta Electronics PCL (For. Reg.)		138,000	357,255
Electricity Generating PCL (For. Reg.)		37,100	256,863
Energy Absolute PCL		276,400	359,853
Glow Energy PCL (For. Reg.)		139,200	377,122
Home Product Center PCL (For. Reg.)		1,048,206	403,884
Indorama Ventures PCL (For. Reg.)		371,900	514,973
IRPC PCL (For. Reg.)		2,756,100	535,125
Kasikornbank PCL		54,600	374,738
Kasikornbank PCL (For. Reg.)		427,500	2,934,076
KCE Electronics PCL		62,100	186,936
Krung Thai Bank PCL (For. Reg.)		894,770	490,211
Minor International PCL (For. Reg.)		558,980	727,751
PTT Exploration and Production PCL (For. Reg.)		363,439	943,607
PTT Global Chemical PCL (For. Reg.)		562,939	1,355,663
PTT PCL (For. Reg.)		279,900	3,538,772
Robinsons Department Store PCL (For. Reg.)		135,600	303,079
Siam Cement PCL (For. Reg.)		105,050	1,543,179
Siam Commercial Bank PCL (For. Reg.)		468,800	2,067,405
Thai Oil PCL (For. Reg.)		215,400	661,373
Thai Union Frozen Products PCL (For. Reg.)		497,120	273,850
TMB PCL (For. Reg.)		3,411,500	264,951
True Corp. PCL (For. Reg.) (a)		2,600,719	481,470

TOTAL THAILAND			30,159,248

Turkey - 1.1%
Akbank T.A.S.		574,085	1,514,832
Anadolu Efes Biracilik Ve Malt Sanayii A/S		52,531	304,090
Arcelik A/S		65,953	360,229
Aselsan A/S		51,549	461,197
Bim Birlesik Magazalar A/S JSC		55,343	1,128,437
Coca-Cola Icecek Sanayi A/S		19,366	197,052
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)		519,062	361,225
Eregli Demir ve Celik Fabrikalari T.A.S.		372,112	873,007
Ford Otomotiv Sanayi A/S		18,148	256,178
Haci Omer Sabanci Holding A/S		243,514	676,579
Koc Holding A/S		206,150	921,644
Petkim Petrokimya Holding A/S		176,562	309,043
TAV Havalimanlari Holding A/S		43,848	218,110
Tofas Turk Otomobil Fabrikasi A/S		33,836	275,430
Tupras Turkiye Petrol Rafinerileri A/S		32,600	1,173,017
Turk Hava Yollari AO (a)		138,901	380,064
Turk Sise ve Cam Fabrikalari A/S		182,865	214,509
Turk Telekomunikasyon (a)		140,840	239,464
Turkcell Iletisim Hizmet A/S		265,189	990,557
Turkiye Garanti Bankasi A/S		602,564	1,656,692
Turkiye Halk Bankasi A/S		158,921	463,330
Turkiye Is Bankasi A/S Series C		424,324	798,638
Turkiye Vakiflar Bankasi TAO		206,187	344,048
Ulker Biskuvi Sanayi A/S		40,149	214,210
Yapi ve Kredi Bankasi A/S (a)		216,509	262,535

TOTAL TURKEY			14,594,117

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		544,289	1,095,203
Aldar Properties PJSC		822,212	532,821
Damac Properties Dubai Co. PJSC (a)		473,524	509,283
DP World Ltd.		43,676	1,037,305
Dubai Islamic Bank Pakistan Ltd.		331,862	553,005
Dubai Parks and Resorts PJSC (a)		913,149	183,990
Emaar Malls Group PJSC		507,541	319,230
Emaar Properties PJSC		928,729	2,096,351
Emirates Telecommunications Corp.		460,153	2,236,459
National Bank of Abu Dhabi PJSC		368,538	1,038,587

TOTAL UNITED ARAB EMIRATES			9,602,234

United States of America - 0.4%
Southern Copper Corp.		21,844	938,200
Yum China Holdings, Inc.		101,244	4,085,195

TOTAL UNITED STATES OF AMERICA			5,023,395

TOTAL COMMON STOCKS
(Cost $1,054,562,273)			1,312,465,803

Nonconvertible Preferred Stocks - 3.8%
Brazil - 2.6%
Banco Bradesco SA (PN)		795,794	8,436,443
Braskem SA (PN-A)		45,100	721,865
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		59,800	463,220
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)		41,200	959,692
Companhia Energetica de Minas Gerais (CEMIG) (PN)		196,495	464,313
Companhia Paranaense de Energia-Copel (PN-B)		26,500	202,438
Gerdau SA (PN)		246,300	824,438
Itau Unibanco Holding SA		850,021	10,926,354
Itausa-Investimentos Itau SA (PN)		1,045,274	3,348,660
Lojas Americanas SA (PN)		182,284	979,596
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		1,029,100	5,275,581
Suzano Papel e Celulose SA		104,900	651,917
Telefonica Brasil SA		119,000	1,837,037
Vale SA (PN-A)		34,500	313,646

TOTAL BRAZIL			35,405,200

Chile - 0.1%
Embotelladora Andina SA Class B		64,072	323,657
Sociedad Quimica y Minera de Chile SA (PN-B)		25,437	1,518,147

TOTAL CHILE			1,841,804

Colombia - 0.1%
Bancolombia SA (PN)		108,421	1,033,582
Grupo Aval Acciones y Valores SA		870,665	362,056
Grupo de Inversiones Suramerica SA		28,973	357,728

TOTAL COLOMBIA			1,753,366

Korea (South) - 0.9%
AMOREPACIFIC Corp.		2,346	374,532
Hyundai Motor Co.		6,466	595,657
Hyundai Motor Co. Series 2		9,921	1,002,668
LG Chemical Ltd.		2,095	486,233
LG Household & Health Care Ltd.		591	346,220
Samsung Electronics Co. Ltd.		4,549	9,113,542

TOTAL KOREA (SOUTH)			11,918,852

Russia - 0.1%
AK Transneft OAO		119	376,453
Surgutneftegas OJSC		1,841,640	913,262

TOTAL RUSSIA			1,289,715

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $42,849,055)			52,208,937
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	55,735
		Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.10% (e)		22,957,844	22,962,436
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)		66,692,642	66,699,311
TOTAL MONEY MARKET FUNDS
(Cost $89,661,498)			89,661,747
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $1,187,125,735)			1,454,392,222
NET OTHER ASSETS (LIABILITIES) - (4.5)%(g)			(62,205,321)
NET ASSETS - 100%			$1,392,186,901

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	487	Dec. 2017	$27,374,270	$548,149	$548,149

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $823,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$204,595
Fidelity Securities Lending Cash Central Fund	89,727
Total	$294,322

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$139,841,493	$138,381,288	$1,460,205	$--
Consumer Staples	85,518,923	84,995,564	--	523,359
Energy	94,041,107	76,777,819	17,263,288	--
Financials	314,258,209	284,362,267	29,888,259	7,683
Health Care	31,852,886	30,713,654	1,139,232	--
Industrials	74,778,115	74,778,115	--	--
Information Technology	388,269,883	259,025,918	129,243,963	2
Materials	97,559,894	85,254,886	12,236,107	68,901
Real Estate	38,334,072	38,334,072	--	--
Telecommunication Services	66,526,962	38,627,587	27,899,375	--
Utilities	33,693,196	31,296,000	2,397,196	--
Corporate Bonds	55,735	--	55,735	--
Money Market Funds	89,661,747	89,661,747	--	--
Total Investments in Securities:	$1,454,392,222	$1,232,208,917	$221,583,360	$599,945
Derivative Instruments:
Assets
Futures Contracts	$548,149	$548,149	$--	$--
Total Assets	$548,149	$548,149	$--	$--
Total Derivative Instruments:	$548,149	$548,149	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$7,695,504
Level 2 to Level 1	$20,240,938

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$548,149	$0
Total Equity Risk	548,149	0
Total Value of Derivatives	$548,149	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $66,320,149) — See accompanying schedule: Unaffiliated issuers (cost $1,097,464,237)	$1,364,730,475
Fidelity Central Funds (cost $89,661,498)	89,661,747
Total Investment in Securities (cost $1,187,125,735)		$1,454,392,222
Segregated cash with brokers for derivative instruments		823,200
Cash		5,310
Foreign currency held at value (cost $1,378,763)		1,354,533
Receivable for fund shares sold		4,143,894
Dividends receivable		1,011,422
Distributions receivable from Fidelity Central Funds		33,957
Receivable for daily variation margin on futures contracts		210,559
Other receivables		5,408
Total assets		1,461,980,505
Liabilities
Payable for fund shares redeemed	$1,121,228
Accrued management fee	91,661
Other affiliated payables	47,505
Other payables and accrued expenses	1,830,060
Collateral on securities loaned	66,703,150
Total liabilities		69,793,604
Net Assets		$1,392,186,901
Net Assets consist of:
Paid in capital		$1,173,457,233
Undistributed net investment income		20,500,963
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,725,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		265,954,463
Net Assets		$1,392,186,901
Investor Class:
Net Asset Value, offering price and redemption price per share ($32,613,747 ÷ 2,911,405 shares)		$11.20
Premium Class:
Net Asset Value, offering price and redemption price per share ($913,577,905 ÷ 81,471,903 shares)		$11.21
Institutional Class:
Net Asset Value, offering price and redemption price per share ($253,314,742 ÷ 22,561,254 shares)		$11.23
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($192,680,507 ÷ 17,162,578 shares)		$11.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$28,640,754
Interest		14,305
Income from Fidelity Central Funds		294,322
Income before foreign taxes withheld		28,949,381
Less foreign taxes withheld		(3,243,458)
Total income		25,705,923
Expenses
Management fee	$908,600
Transfer agent fees	438,065
Independent trustees' fees and expenses	3,767
Interest	204
Miscellaneous	3,116
Total expenses before reductions	1,353,752
Expense reductions	(445)	1,353,307
Net investment income (loss)		24,352,616
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $42,786)	(4,124,326)
Fidelity Central Funds	(7,139)
Foreign currency transactions	(320,516)
Futures contracts	5,791,646
Total net realized gain (loss)		1,339,665
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,442,633)	230,350,056
Fidelity Central Funds	(4,122)
Assets and liabilities in foreign currencies	(11,702)
Futures contracts	336,845
Total change in net unrealized appreciation (depreciation)		230,671,077
Net gain (loss)		232,010,742
Net increase (decrease) in net assets resulting from operations		$256,363,358

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,352,616	$12,935,814
Net realized gain (loss)	1,339,665	(52,680,099)
Change in net unrealized appreciation (depreciation)	230,671,077	107,344,215
Net increase (decrease) in net assets resulting from operations	256,363,358	67,599,930
Distributions to shareholders from net investment income	(12,638,479)	(11,347,194)
Share transactions - net increase (decrease)	363,360,248	211,661,406
Redemption fees	185,042	99,407
Total increase (decrease) in net assets	607,270,169	268,013,549
Net Assets
Beginning of period	784,916,732	516,903,183
End of period	$1,392,186,901	$784,916,732
Other Information
Undistributed net investment income end of period	$20,500,963	$9,969,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Index Fund Investor Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.02	$8.41	$10.16	$10.04	$9.76
Income from Investment Operations
Net investment income (loss)A	.21	.17	.24	.25	.26
Net realized and unrealized gain (loss)	2.10	.61	(1.82)	.06	.19
Total from investment operations	2.31	.78	(1.58)	.31	.45
Distributions from net investment income	(.13)	(.17)	(.17)	(.19)	(.12)
Distributions from net realized gain	–	–	–	–	(.06)
Total distributions	(.13)	(.17)	(.17)	(.19)	(.19)B
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.02
Net asset value, end of period	$11.20	$9.02	$8.41	$10.16	$10.04
Total ReturnD	25.97%	9.76%	(15.68)%	3.18%	4.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%	.41%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.30%	.31%	.31%	.31%	.32%
Expenses net of all reductions	.30%	.31%	.31%	.31%	.32%
Net investment income (loss)	2.15%	2.05%	2.55%	2.50%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$32,614	$19,862	$23,983	$16,792	$10,259
Portfolio turnover rateG	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Premium Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.03	$8.42	$10.17	$10.05	$9.77
Income from Investment Operations
Net investment income (loss)A	.23	.18	.25	.26	.26
Net realized and unrealized gain (loss)	2.09	.61	(1.82)	.06	.21
Total from investment operations	2.32	.79	(1.57)	.32	.47
Distributions from net investment income	(.14)	(.18)	(.18)	(.20)	(.14)
Distributions from net realized gain	–	–	–	–	(.06)
Total distributions	(.14)	(.18)	(.18)	(.20)	(.20)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01
Net asset value, end of period	$11.21	$9.03	$8.42	$10.17	$10.05
Total ReturnC	26.14%	9.87%	(15.57)%	3.30%	4.93%
Ratios to Average Net AssetsD,E
Expenses before reductions	.14%	.27%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.14%	.18%	.20%	.20%	.20%
Expenses net of all reductions	.14%	.18%	.20%	.20%	.20%
Net investment income (loss)	2.31%	2.18%	2.66%	2.61%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$913,578	$583,548	$443,052	$323,342	$210,071
Portfolio turnover rateF	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$8.43	$10.18	$10.06	$9.79
Income from Investment Operations
Net investment income (loss)A	.23	.18	.25	.26	.27
Net realized and unrealized gain (loss)	2.10	.62	(1.81)	.06	.20
Total from investment operations	2.33	.80	(1.56)	.32	.47
Distributions from net investment income	(.14)	(.19)	(.19)	(.20)	(.15)
Distributions from net realized gain	–	–	–	–	(.06)
Total distributions	(.14)	(.19)	(.19)	(.20)	(.21)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01
Net asset value, end of period	$11.23	$9.04	$8.43	$10.18	$10.06
Total ReturnC	26.26%	9.94%	(15.49)%	3.37%	4.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.11%	.20%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.11%	.12%	.13%	.13%	.13%
Expenses net of all reductions	.11%	.12%	.13%	.13%	.13%
Net investment income (loss)	2.34%	2.24%	2.73%	2.68%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$253,315	$181,237	$49,626	$21,598	$474
Portfolio turnover rateF	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Premium Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$8.43	$10.18	$10.06	$9.79
Income from Investment Operations
Net investment income (loss)A	.24	.19	.26	.27	.26
Net realized and unrealized gain (loss)	2.09	.61	(1.82)	.06	.21
Total from investment operations	2.33	.80	(1.56)	.33	.47
Distributions from net investment income	(.14)	(.19)	(.19)	(.21)	(.15)
Distributions from net realized gain	–	–	–	–	(.06)
Total distributions	(.14)	(.19)	(.19)	(.21)	(.21)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01
Net asset value, end of period	$11.23	$9.04	$8.43	$10.18	$10.06
Total ReturnC	26.29%	9.98%	(15.46)%	3.40%	4.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.09%	.19%	.25%	.25%	.24%
Expenses net of fee waivers, if any	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.36%	2.26%	2.76%	2.71%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$192,681	$269	$243	$111	$7,372
Portfolio turnover rateF	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Past 5 years	Life of fundA
Institutional Class	23.70%	7.28%	6.86%
Institutional Premium Class	23.83%	7.30%	6.90%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global ex U.S. Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$15,040	Fidelity® Global ex U.S. Index Fund - Institutional Class
$15,190	MSCI ACWI (All Country World Index) ex USA Index

Fidelity® Global ex U.S. Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the year ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the EU. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In energy (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes gained just shy of 24%, roughly in line with the 23.85% increase in the benchmark MSCI ACWI ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment, many more stocks contributed than detracted over the 12-month time frame. On an absolute basis, the fund’s top individual contributor was China-based media company Tencent Holdings (+69%), which gained steadily for much of the year, reflecting its strong financial results. South Korea’s Samsung Electronics (+75%) also surged, as the consumer electronics giant bounced back from a difficult 2016. Chinese e-commerce giant Alibaba Group (+82%) continued to produce strong growth this period, while shares of Taiwan Semiconductor (+38%) benefited from steady demand for the chipmaker's products. In contrast, the biggest individual detractor was Israel-based Teva Pharmaceutical Industries, which encountered a myriad of problems in route to a roughly -67% return. U.K.-based telecom services provider BT Group (-21%) saw its shares plunge in January as the company dealt with an accounting scandal involving its Italian business. Irish drug company Shire also notably detracted, returning about -13%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2	1.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.2	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1	1.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.0	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.9	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8	0.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.7	0.6
	9.5

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	23.6
Industrials	11.7	11.6
Information Technology	11.3	10.1
Consumer Discretionary	11.1	11.3
Consumer Staples	9.1	9.2
Materials	7.7	7.3
Health Care	7.4	7.7
Energy	6.8	6.6
Telecommunication Services	4.3	4.6
Real Estate	3.0	3.0

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Japan	16.2%
United Kingdom	11.1%
France	6.7%
Germany	6.6%
Canada	6.5%
Switzerland	5.4%
Australia	4.5%
Cayman Islands	4.2%
Korea (South)	3.7%
Other*	35.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2017
Japan	15.6%
United Kingdom	11.1%
France	6.6%
Canada	6.6%
Germany	6.5%
Switzerland	5.9%
Australia	4.9%
Korea (South)	3.4%
Cayman Islands	3.3%
Other*	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Global ex U.S. Index Fund

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 96.6%
		Shares	Value
Australia - 4.5%
AGL Energy Ltd.		97,087	$1,877,701
Alumina Ltd.		356,521	638,500
Amcor Ltd.		172,009	2,085,290
AMP Ltd.		434,437	1,652,507
APA Group unit		167,257	1,095,767
Aristocrat Leisure Ltd.		79,345	1,430,114
ASX Ltd.		28,949	1,195,987
Aurizon Holdings Ltd.		301,464	1,195,158
Australia & New Zealand Banking Group Ltd.		432,057	9,893,791
Bank of Queensland Ltd.		56,305	575,723
Bendigo & Adelaide Bank Ltd.		67,493	587,843
BHP Billiton Ltd.		471,535	9,708,344
BlueScope Steel Ltd.		84,856	833,888
Boral Ltd.		172,026	941,370
Brambles Ltd.		231,192	1,673,879
Caltex Australia Ltd.		38,122	999,593
Challenger Ltd.		84,432	859,446
Cimic Group Ltd.		13,999	518,028
Coca-Cola Amatil Ltd.		80,310	501,389
Cochlear Ltd.		8,597	1,157,503
Commonwealth Bank of Australia		254,549	15,123,805
Computershare Ltd.		68,696	819,142
Crown Ltd.		57,868	514,198
CSL Ltd.		66,682	7,090,302
DEXUS Property Group unit		148,684	1,111,780
Dominos Pizza Enterprises Ltd.		9,501	338,783
Flight Centre Travel Group Ltd.		7,620	272,936
Fortescue Metals Group Ltd.		228,794	812,499
Goodman Group unit		265,424	1,698,269
Harvey Norman Holdings Ltd. (a)		88,005	254,600
Healthscope Ltd.		261,539	392,331
Incitec Pivot Ltd.		253,171	740,180
Insurance Australia Group Ltd.		343,143	1,722,817
Lendlease Group unit		81,545	1,011,674
Macquarie Group Ltd.		47,621	3,584,536
Medibank Private Ltd.		406,084	954,145
Mirvac Group unit		540,987	997,847
National Australia Bank Ltd.		393,588	9,838,256
Newcrest Mining Ltd.		113,882	1,953,246
Orica Ltd.		55,505	886,573
Origin Energy Ltd. (b)		253,647	1,541,382
Qantas Airways Ltd.		70,830	333,390
QBE Insurance Group Ltd.		200,485	1,638,752
Ramsay Health Care Ltd.		20,260	1,037,506
realestate.com.au Ltd.		7,710	426,513
Rio Tinto Ltd.		62,359	3,314,603
Santos Ltd. (b)		279,083	961,183
Scentre Management Ltd. A/S Trustee South Carolina unit		788,909	2,427,242
SEEK Ltd.		50,266	706,714
Sonic Healthcare Ltd.		56,991	949,565
South32 Ltd.		765,985	1,975,651
SP AusNet		272,367	368,967
Stockland Corp. Ltd. unit		351,276	1,215,198
Suncorp Group Ltd.		191,115	1,986,345
Sydney Airport unit		161,465	878,634
Tabcorp Holdings Ltd.		123,805	425,446
Tatts Group Ltd.		201,233	642,237
Telstra Corp. Ltd.		607,936	1,649,930
The GPT Group unit		258,008	1,005,104
TPG Telecom Ltd.		57,367	237,092
Transurban Group unit		302,466	2,808,002
Treasury Wine Estates Ltd.		110,179	1,319,694
Vicinity Centers unit		492,645	999,172
Wesfarmers Ltd.		167,210	5,349,320
Westfield Corp. unit		293,851	1,747,464
Westpac Banking Corp.		493,860	12,509,201
Woodside Petroleum Ltd.		112,032	2,634,904
Woolworths Ltd.		191,061	3,784,395

TOTAL AUSTRALIA			144,413,346

Austria - 0.2%
Andritz AG		11,057	625,183
Erste Group Bank AG		44,641	1,918,283
OMV AG		21,630	1,299,594
Raiffeisen International Bank-Holding AG (b)		21,648	754,231
Voestalpine AG		17,049	938,065

TOTAL AUSTRIA			5,535,356

Bailiwick of Jersey - 0.8%
Experian PLC		139,304	2,934,898
Glencore Xstrata PLC		1,796,739	8,662,410
Randgold Resources Ltd.		13,686	1,344,893
Shire PLC		133,568	6,578,971
Wolseley PLC		37,418	2,616,532
WPP PLC		188,247	3,328,062

TOTAL BAILIWICK OF JERSEY			25,465,766

Belgium - 0.8%
Ageas		27,524	1,335,194
Anheuser-Busch InBev SA NV		112,084	13,743,880
Colruyt NV		8,764	448,266
Groupe Bruxelles Lambert SA		11,593	1,244,809
KBC Groep NV		36,956	3,069,767
Proximus		22,510	747,554
Solvay SA Class A		10,733	1,594,673
Telenet Group Holding NV (b)		7,682	531,355
UCB SA		18,561	1,351,083
Umicore SA		27,682	1,237,255

TOTAL BELGIUM			25,303,836

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)(b)		442,000	236,824
Alibaba Pictures Group Ltd. (b)		1,760,000	286,513
Beijing Enterprises Water Group Ltd.		702,000	589,394
Brilliance China Automotive Holdings Ltd.		438,000	1,107,155
Cheung Kong Infrastructure Holdings Ltd.		98,000	852,949
China Gas Holdings Ltd.		260,000	789,858
China Resource Gas Group Ltd.		132,000	483,067
Cosco Shipping Ports Ltd.		255,734	296,336
Credicorp Ltd. (United States)		9,874	2,068,011
GOME Electrical Appliances Holdings Ltd.		1,569,104	201,131
Haier Electronics Group Co. Ltd.		187,000	492,585
Hanergy Thin Film Power Group Ltd. (b)(c)		576,000	1
Hongkong Land Holdings Ltd.		172,736	1,252,336
Jardine Matheson Holdings Ltd.		31,876	2,041,977
Jardine Strategic Holdings Ltd.		32,200	1,350,468
Kerry Properties Ltd.		101,000	454,418
Kunlun Energy Co. Ltd.		490,000	454,111
Li & Fung Ltd.		882,000	444,313
Nine Dragons Paper (Holdings) Ltd.		253,000	464,399
NWS Holdings Ltd.		233,871	473,054
Shangri-La Asia Ltd.		190,000	377,983
Sihuan Pharmaceutical Holdings Group Ltd.		491,000	177,484
Yue Yuen Industrial (Holdings) Ltd.		111,500	427,340

TOTAL BERMUDA			15,321,707

Brazil - 1.1%
Ambev SA		694,100	4,434,534
Banco Bradesco SA		131,566	1,318,355
Banco do Brasil SA		127,900	1,346,522
Banco Santander SA (Brasil) unit		60,800	531,742
BB Seguridade Participacoes SA		102,200	866,324
BM&F BOVESPA SA		303,866	2,220,034
BR Malls Participacoes SA		118,340	458,702
Brasil Foods SA (b)		66,000	892,764
CCR SA		175,200	974,732
Centrais Eletricas Brasileiras SA (Electrobras) (b)		27,600	186,036
Cielo SA		180,971	1,238,080
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		50,100	456,387
Companhia Energetica de Minas Gerais (CEMIG) rights 11/29/17 (b)		18,872	6,692
Companhia Siderurgica Nacional SA (CSN) (b)		96,300	248,161
Cosan SA Industria e Comercio		25,200	288,106
CPFL Energia SA		38,982	327,700
Drogasil SA		34,300	820,042
Duratex SA		41,549	121,422
EDP Energias do Brasil SA		41,481	182,596
Embraer SA		96,900	464,165
ENGIE Brasil Energia SA		23,500	257,176
Equatorial Energia SA		29,000	540,764
Fibria Celulose SA		35,900	574,391
Hypermarcas SA		51,700	540,501
JBS SA		111,900	257,918
Klabin SA unit		86,900	502,066
Kroton Educacional SA		199,552	1,097,405
Localiza Rent A Car SA		24,889	440,292
Lojas Americanas SA		24,750	108,267
Lojas Renner SA		103,480	1,090,695
M. Dias Branco SA		15,800	232,559
Multiplan Empreendimentos Imobiliarios SA		12,922	282,433
Natura Cosmeticos SA		22,600	213,958
Odontoprev SA		42,500	204,491
Petroleo Brasileiro SA - Petrobras (ON) (b)		445,200	2,370,735
Porto Seguro SA		17,500	191,033
Qualicorp SA		34,300	366,979
Rumo SA		160,500	623,101
Sul America SA unit		25,047	137,283
Terna Participacoes SA unit		26,800	167,945
TIM Participacoes SA		126,900	470,546
Ultrapar Participacoes SA		52,200	1,246,239
Vale SA		435,197	4,270,420
Weg SA		83,600	543,823

TOTAL BRAZIL			34,114,116

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		338,852	258,003
Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		33,989	1,517,531
Agrium, Inc.		20,460	2,227,430
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		62,069	2,910,281
AltaGas Ltd.		26,618	606,802
ARC Resources Ltd.		52,503	640,161
ATCO Ltd. Class I (non-vtg.)		11,193	405,867
Bank of Montreal		95,900	7,346,560
Bank of Nova Scotia		176,678	11,405,119
Barrick Gold Corp.		171,970	2,484,707
BCE, Inc.		22,910	1,057,863
BlackBerry Ltd. (b)		74,903	819,805
Bombardier, Inc. Class B (sub. vtg.) (b)		277,686	587,616
Brookfield Asset Management, Inc. Class A		130,831	5,488,391
CAE, Inc.		40,394	715,764
Cameco Corp.		57,028	463,261
Canadian Imperial Bank of Commerce		63,312	5,572,987
Canadian National Railway Co.		111,105	8,940,245
Canadian Natural Resources Ltd.		164,611	5,744,351
Canadian Pacific Railway Ltd.		21,606	3,746,090
Canadian Tire Ltd. Class A (non-vtg.)		9,791	1,201,392
Canadian Utilities Ltd. Class A (non-vtg.)		17,969	542,650
CCL Industries, Inc. Class B		20,082	967,909
Cenovus Energy, Inc.		150,812	1,463,581
CGI Group, Inc. Class A (sub. vtg.) (b)		30,870	1,640,290
CI Financial Corp.		38,772	861,934
Constellation Software, Inc.		2,933	1,668,679
Crescent Point Energy Corp.		80,159	659,241
Dollarama, Inc.		15,922	1,772,389
Element Financial Corp.		57,542	443,351
Emera, Inc.		7,852	295,797
Empire Co. Ltd. Class A (non-vtg.)		25,079	434,086
Enbridge, Inc.		241,272	9,272,355
Encana Corp.		142,252	1,663,889
Fairfax Financial Holdings Ltd. (sub. vtg.)		4,145	2,182,896
Finning International, Inc.		24,709	602,546
First Capital Realty, Inc.		23,516	372,946
First Quantum Minerals Ltd.		100,798	1,127,444
Fortis, Inc.		61,357	2,259,570
Franco-Nevada Corp.		26,500	2,105,868
George Weston Ltd.		7,815	656,167
Gildan Activewear, Inc.		33,581	1,027,655
Goldcorp, Inc.		128,558	1,679,096
Great-West Lifeco, Inc.		44,135	1,228,158
H&R REIT/H&R Finance Trust		21,467	356,424
Husky Energy, Inc. (b)		53,283	690,560
Hydro One Ltd.		43,753	773,588
IGM Financial, Inc.		12,776	450,294
Imperial Oil Ltd.		43,682	1,416,338
Industrial Alliance Insurance and Financial Services, Inc.		15,980	724,123
Intact Financial Corp.		19,443	1,589,229
Inter Pipeline Ltd.		54,350	1,105,452
Jean Coutu Group, Inc. Class A (sub. vtg.)		11,104	210,701
Keyera Corp.		27,422	807,292
Kinross Gold Corp. (b)		183,070	723,709
Linamar Corp.		7,284	441,975
Loblaw Companies Ltd.		31,874	1,644,966
Magna International, Inc. Class A (sub. vtg.)		53,623	2,925,344
Manulife Financial Corp.		290,205	5,835,143
Methanex Corp.		12,895	628,408
Metro, Inc. Class A (sub. vtg.)		33,808	1,064,214
National Bank of Canada (a)		49,636	2,408,891
Onex Corp. (sub. vtg.)		12,114	920,687
Open Text Corp.		38,687	1,352,741
Pembina Pipeline Corp. (a)		74,085	2,449,210
Peyto Exploration & Development Corp.		24,216	330,363
Potash Corp. of Saskatchewan, Inc.		124,269	2,418,723
Power Corp. of Canada (sub. vtg.)		50,822	1,303,148
Power Financial Corp.		36,090	1,010,162
PrairieSky Royalty Ltd.		30,182	803,387
Restaurant Brands International, Inc.		32,721	2,114,019
Restaurant Brands International, Inc.		304	19,635
RioCan (REIT)		24,386	462,542
Rogers Communications, Inc. Class B (non-vtg.)		53,482	2,775,045
Royal Bank of Canada		214,073	16,737,884
Saputo, Inc.		30,574	1,103,897
Seven Generations Energy Ltd. (b)		36,721	554,473
Shaw Communications, Inc. Class B		63,293	1,445,323
Shopify, Inc. Class A (b)		11,612	1,154,449
Smart (REIT)		8,361	187,816
SNC-Lavalin Group, Inc.		25,201	1,135,324
Sun Life Financial, Inc.		90,168	3,512,086
Suncor Energy, Inc.		245,739	8,343,050
Teck Resources Ltd. Class B (sub. vtg.)		84,421	1,724,934
TELUS Corp.		29,262	1,059,701
The Toronto-Dominion Bank		270,973	15,404,356
Thomson Reuters Corp.		42,119	1,969,319
Tourmaline Oil Corp. (b)		34,142	624,830
TransCanada Corp.		128,287	6,090,674
Turquoise Hill Resources Ltd. (b)		153,118	467,626
Valeant Pharmaceuticals International, Inc. (Canada) (b)		50,127	585,985
Vermilion Energy, Inc.		16,673	569,035
West Fraser Timber Co. Ltd.		9,762	593,771
Wheaton Precious Metals Corp.		64,744	1,343,459
Yamana Gold, Inc.		144,065	374,093

TOTAL CANADA			203,549,118

Cayman Islands - 4.2%
3SBio, Inc. (b)		136,000	243,361
58.com, Inc. ADR (b)		13,312	894,167
AAC Technology Holdings, Inc.		109,500	2,004,333
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		167,443	30,958,536
Anta Sports Products Ltd.		157,000	702,348
ASM Pacific Technology Ltd.		38,800	564,488
Autohome, Inc. ADR Class A (a)(b)		8,024	461,460
Baidu.com, Inc. sponsored ADR (b)		40,286	9,827,367
Chailease Holding Co. Ltd.		154,816	399,651
Cheung Kong Property Holdings Ltd.		384,216	3,159,363
China Conch Venture Holdings Ltd.		231,000	470,800
China Huishan Dairy Holdings Co. Ltd. (c)		461,000	24,819
China Medical System Holdings Ltd.		185,000	341,951
China Mengniu Dairy Co. Ltd.		409,000	1,132,412
China Resources Land Ltd.		398,634	1,188,023
China State Construction International Holdings Ltd.		299,250	420,409
CK Hutchison Holdings Ltd.		398,216	5,055,925
Country Garden Holdings Co. Ltd.		779,644	1,235,214
Ctrip.com International Ltd. ADR (a)(b)		57,900	2,772,831
ENN Energy Holdings Ltd.		113,000	828,518
Evergrande Real Estate Group Ltd. (b)		568,000	2,187,864
Fullshare Holdings Ltd. (a)		992,500	424,917
GCL-Poly Energy Holdings Ltd. (a)(b)		2,066,000	354,865
Geely Automobile Holdings Ltd.		721,000	2,231,926
General Interface Solution Holding Ltd.		24,000	220,187
Haitian International Holdings Ltd.		84,000	251,416
Hengan International Group Co. Ltd.		105,500	1,039,935
JD.com, Inc. sponsored ADR (b)		96,588	3,623,982
Kingsoft Corp. Ltd.		119,000	300,497
Longfor Properties Co. Ltd.		219,500	512,637
Melco Crown Entertainment Ltd. sponsored ADR		36,005	910,206
MGM China Holdings Ltd.		142,800	321,791
Minth Group Ltd.		100,000	539,647
Momo, Inc. ADR (a)(b)		15,384	468,750
NetEase, Inc. ADR (a)		11,606	3,271,964
New Oriental Education & Technology Group, Inc. sponsored ADR		19,923	1,658,391
Sands China Ltd.		358,800	1,690,197
Semiconductor Manufacturing International Corp. (a)(b)		410,100	629,271
Shenzhou International Group Holdings Ltd.		111,000	947,599
Shimao Property Holdings Ltd.		183,500	384,340
SINA Corp.		8,220	884,883
Sino Biopharmaceutical Ltd.		622,000	726,334
SOHO China Ltd.		247,000	143,108
Sunac China Holdings Ltd.		300,000	1,526,649
Sunny Optical Technology Group Co. Ltd.		103,000	1,507,755
TAL Education Group ADR		40,639	1,117,573
Tencent Holdings Ltd.		836,300	37,587,594
Tingyi (Cayman Islands) Holding Corp.		300,000	472,992
Vipshop Holdings Ltd. ADR (b)		61,469	485,605
Want Want China Holdings Ltd.		737,000	602,720
Weibo Corp. sponsored ADR (a)(b)		6,629	614,177
WH Group Ltd.		1,196,500	1,211,622
Wynn Macau Ltd.		228,000	584,510
YY, Inc. ADR (b)		6,138	554,814
Zhen Ding Technology Holding Ltd.		72,302	181,367

TOTAL CAYMAN ISLANDS			132,858,061

Chile - 0.3%
AES Gener SA		379,550	131,192
Aguas Andinas SA		445,033	290,186
Banco de Chile		3,431,682	525,711
Banco de Credito e Inversiones		5,660	380,624
Banco Santander Chile		9,271,712	728,393
Cencosud SA		205,278	612,818
Colbun SA		1,322,712	309,745
Compania Cervecerias Unidas SA		22,844	325,372
Compania de Petroleos de Chile SA (COPEC)		67,452	1,039,150
CorpBanca SA		20,147,413	189,619
Empresa Nacional de Electricidad SA		489,374	428,945
Empresa Nacional de Telecomunicaciones SA (ENTEL)		24,112	278,835
Empresas CMPC SA		186,797	598,443
Enel Chile SA		2,928,761	341,447
Enersis SA		4,324,035	927,380
LATAM Airlines Group SA		44,352	612,545
S.A.C.I. Falabella		109,670	1,051,123

TOTAL CHILE			8,771,528

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		3,795,000	1,785,276
Air China Ltd. (H Shares)		276,000	262,861
Aluminum Corp. of China Ltd. (H Shares) (b)		608,000	488,341
AviChina Industry & Technology Co. Ltd. (H Shares)		289,000	167,812
Bank Communications Co. Ltd. (H Shares)		1,278,000	963,242
Bank of China Ltd. (H Shares)		11,691,000	5,829,465
Beijing Capital International Airport Co. Ltd. (H Shares)		232,000	380,650
BYD Co. Ltd. (H Shares) (a)		95,500	835,027
CGN Power Co. Ltd. (H Shares)		1,554,000	456,157
China Cinda Asset Management Co. Ltd. (H Shares)		1,284,000	498,695
China CITIC Bank Corp. Ltd. (H Shares)		1,313,000	844,882
China Coal Energy Co. Ltd. (H Shares)		260,000	118,979
China Communications Construction Co. Ltd. (H Shares)		651,000	790,239
China Communications Services Corp. Ltd. (H Shares)		322,000	195,229
China Construction Bank Corp. (H Shares)		12,381,000	11,045,679
China Everbright Bank Co. Ltd. (H Shares)		409,000	192,929
China Galaxy Securities Co. Ltd. (H Shares)		502,000	437,562
China Huarong Asset Management Co. Ltd.		941,000	442,673
China Life Insurance Co. Ltd. (H Shares)		1,094,000	3,626,941
China Longyuan Power Grid Corp. Ltd. (H Shares)		467,000	345,997
China Merchants Bank Co. Ltd. (H Shares)		564,751	2,153,632
China Minsheng Banking Corp. Ltd. (H Shares)		767,500	742,767
China National Building Materials Co. Ltd. (H Shares)		452,000	381,234
China Oilfield Services Ltd. (H Shares)		296,000	262,179
China Pacific Insurance (Group) Co. Ltd. (H Shares)		382,000	1,882,726
China Petroleum & Chemical Corp. (H Shares)		3,758,000	2,759,570
China Railway Construction Corp. Ltd. (H Shares)		286,000	358,902
China Railway Group Ltd. (H Shares)		581,000	466,951
China Shenhua Energy Co. Ltd. (H Shares)		500,000	1,194,657
China Southern Airlines Ltd. (H Shares)		282,000	208,209
China Telecom Corp. Ltd. (H Shares)		2,018,000	1,011,406
China Vanke Co. Ltd. (H Shares)		171,300	609,323
Chongqing Changan Automobile Co. Ltd. (B Shares)		101,400	132,706
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		395,000	268,349
CITIC Securities Co. Ltd. (H Shares)		332,000	737,078
Conch Cement Co. Ltd. (H Shares)		174,500	745,965
CRRC Corp. Ltd. (H Shares)		584,950	576,597
Dongfeng Motor Group Co. Ltd. (H Shares)		406,000	556,849
Fuyao Glass Industries Group Co. Ltd.		76,800	292,378
GF Securities Co. Ltd. (H Shares)		204,400	435,451
Great Wall Motor Co. Ltd. (H Shares)		452,500	570,164
Guangzhou Automobile Group Co. Ltd. (H Shares)		308,000	765,914
Guangzhou R&F Properties Co. Ltd. (H Shares)		148,000	315,297
Haitong Securities Co. Ltd. (H Shares)		459,600	726,980
Huaneng Power International, Inc. (H Shares)		616,000	412,172
Huaneng Renewables Corp. Ltd. (H Shares)		670,000	230,164
Huatai Securities Co. Ltd. (H Shares)		243,600	525,832
Industrial & Commercial Bank of China Ltd. (H Shares)		10,849,000	8,608,110
Jiangsu Expressway Co. Ltd. (H Shares)		200,000	306,612
Jiangxi Copper Co. Ltd. (H Shares)		192,000	306,160
New China Life Insurance Co. Ltd. (H Shares)		110,700	691,751
People's Insurance Co. of China Group (H Shares)		1,033,000	491,249
PetroChina Co. Ltd. (H Shares)		3,042,000	1,988,552
PICC Property & Casualty Co. Ltd. (H Shares)		677,289	1,342,181
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		766,000	6,725,844
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		256,000	183,762
Shanghai Electric Group Co. Ltd. (H Shares) (b)		366,000	166,078
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		66,500	332,014
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		87,040	135,086
Shanghai Pharma Holding Co. Ltd. (H Shares)		107,200	276,884
Sinopec Engineering Group Co. Ltd. (H Shares)		187,000	160,360
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		551,000	328,422
Sinopharm Group Co. Ltd. (H Shares)		179,600	803,451
TravelSky Technology Ltd. (H Shares)		138,000	357,320
Tsingtao Brewery Co. Ltd. (H Shares)		46,000	192,517
Weichai Power Co. Ltd. (H Shares)		291,600	362,566
Yanzhou Coal Mining Co. Ltd. (H Shares)		246,000	245,325
Zhejiang Expressway Co. Ltd. (H Shares)		224,000	277,078
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		83,100	486,261
Zijin Mng Group Co. Ltd. (H Shares)		872,000	301,792
ZTE Corp. (H Shares) (b)		102,280	354,638

TOTAL CHINA			74,456,101

Colombia - 0.1%
Bancolombia SA		35,435	328,485
Cementos Argos SA		60,215	219,716
Ecopetrol SA		750,904	410,991
Grupo de Inversiones Suramerica SA		34,833	442,218
Interconexion Electrica SA ESP		51,789	226,765
Inversiones Argos SA		41,029	267,588

TOTAL COLOMBIA			1,895,763

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		23,595	517,334
Komercni Banka A/S		11,320	486,632
MONETA Money Bank A/S		82,160	280,840
Telefonica Czech Rep A/S		8,264	100,650

TOTAL CZECH REPUBLIC			1,385,456

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A		573	1,062,000
Series B		946	1,816,995
Carlsberg A/S Series B		15,593	1,780,627
Christian Hansen Holding A/S		14,790	1,294,190
Coloplast A/S Series B		17,310	1,522,830
Danske Bank A/S		110,503	4,215,486
DONG Energy A/S		27,415	1,536,347
DSV de Sammensluttede Vognmaend A/S		28,009	2,165,921
Genmab A/S (b)		8,543	1,725,116
H Lundbeck A/S		10,253	609,250
ISS Holdings A/S		23,956	1,014,003
Novo Nordisk A/S Series B		274,268	13,655,488
Novozymes A/S Series B		33,287	1,838,321
Pandora A/S		15,591	1,471,666
TDC A/S		121,196	716,561
Tryg A/S		16,712	397,902
Vestas Wind Systems A/S		31,498	2,778,401
William Demant Holding A/S (b)		17,419	502,535

TOTAL DENMARK			40,103,639

Egypt - 0.0%
Commercial International Bank SAE		73,566	329,523
Commercial International Bank SAE sponsored GDR		86,326	394,078
EFG-Hermes Holding SAE		50,000	65,205
Global Telecom Holding (b)		316,962	120,590

TOTAL EGYPT			909,396

Finland - 0.7%
Elisa Corp. (A Shares)		20,902	842,187
Fortum Corp.		66,037	1,402,310
Kone Oyj (B Shares)		49,925	2,702,469
Metso Corp.		16,248	590,696
Neste Oyj		18,939	1,055,182
Nokia Corp.		858,950	4,224,251
Nokian Tyres PLC		17,116	784,942
Orion Oyj (B Shares)		15,677	642,800
Sampo Oyj (A Shares)		65,736	3,444,235
Stora Enso Oyj (R Shares)		79,208	1,239,125
UPM-Kymmene Corp.		79,074	2,376,421
Wartsila Corp.		21,383	1,377,412

TOTAL FINLAND			20,682,030

France - 6.7%
Accor SA		26,888	1,341,613
Aeroports de Paris		4,465	752,073
Air Liquide SA		54,838	6,982,194
Alstom SA		22,472	909,372
Arkema SA		10,118	1,278,187
Atos Origin SA		13,990	2,173,920
AXA SA		284,722	8,595,310
BIC SA		4,138	437,043
BNP Paribas SA		165,028	12,887,291
Bollore SA		125,596	607,147
Bollore SA (b)		720	3,413
Bouygues SA		31,008	1,488,672
Bureau Veritas SA		38,652	1,035,322
Capgemini SA		23,701	2,880,906
Carrefour SA		82,738	1,665,401
Casino Guichard Perrachon SA		8,110	463,230
CNP Assurances		24,778	576,532
Compagnie de St. Gobain		73,515	4,312,526
Credit Agricole SA		167,992	2,932,004
Danone SA		86,833	7,096,963
Dassault Aviation SA		369	575,542
Dassault Systemes SA		19,056	2,023,735
Edenred SA		31,766	915,815
EDF SA		5,248	68,712
EDF SA		74,947	981,275
Eiffage SA		10,806	1,128,961
ENGIE		268,434	4,537,064
Essilor International SA		30,603	3,874,927
Eurazeo SA		6,534	607,444
Eutelsat Communications		25,983	651,028
Fonciere des Regions		4,832	492,105
Gecina SA		6,908	1,120,917
Groupe Eurotunnel SA		67,964	854,221
Hermes International SCA		4,708	2,443,447
ICADE		4,831	422,054
Iliad SA		3,793	947,057
Imerys SA		5,117	466,054
Ingenico SA		8,369	812,451
Ipsen SA		5,542	670,091
JCDecaux SA		11,498	439,975
Kering SA		11,124	5,098,891
Klepierre SA		32,019	1,273,517
L'Oreal SA		5,097	1,134,407
L'Oreal SA		31,905	7,100,892
Lagardere S.C.A. (Reg.)		17,076	562,417
Legrand SA		39,166	2,909,348
LVMH Moet Hennessy - Louis Vuitton SA		41,026	12,236,553
Michelin CGDE Series B		25,119	3,634,076
Natixis SA		135,709	1,064,199
Orange SA		294,123	4,831,763
Pernod Ricard SA		31,233	4,684,152
Peugeot Citroen SA		76,405	1,812,492
Publicis Groupe SA		30,298	1,972,184
Remy Cointreau SA		3,408	442,634
Renault SA		26,316	2,609,898
Rexel SA		44,619	796,508
Safran SA		45,937	4,838,883
Sanofi SA		166,738	15,787,863
Schneider Electric SA		82,766	7,271,926
SCOR SE		24,883	1,033,169
SEB SA		3,426	638,524
Societe Generale Series A		112,843	6,280,224
Sodexo SA		1,000	127,260
Sodexo SA		1,580	201,071
Sodexo SA		11,153	1,419,329
Suez Environnement SA		54,180	952,985
Thales SA		15,778	1,644,553
Total SA		347,632	19,376,361
Unibail-Rodamco		14,763	3,694,707
Valeo SA		35,472	2,400,666
Veolia Environnement SA		69,581	1,648,586
VINCI SA		74,234	7,267,927
Vivendi SA		151,749	3,769,510
Wendel SA		3,920	661,188
Zodiac Aerospace		30,192	863,403

TOTAL FRANCE			214,494,060

Germany - 6.2%
adidas AG		27,704	6,165,375
Allianz SE		66,948	15,629,608
Axel Springer Verlag AG		7,145	481,893
BASF AG		135,011	14,723,389
Bayer AG		121,616	15,819,685
Bayerische Motoren Werke AG (BMW)		48,846	4,978,598
Beiersdorf AG		15,044	1,687,562
Brenntag AG		22,926	1,298,281
Commerzbank AG (b)		157,613	2,160,001
Continental AG		16,125	4,092,861
Covestro AG		16,374	1,570,873
Daimler AG (Germany)		141,493	11,749,884
Deutsche Bank AG		304,117	4,941,797
Deutsche Borse AG		28,410	2,942,281
Deutsche Lufthansa AG		34,589	1,103,973
Deutsche Post AG		142,538	6,528,512
Deutsche Telekom AG		481,595	8,720,400
Deutsche Wohnen AG (Bearer)		51,484	2,192,845
E.ON AG		323,524	3,831,962
Evonik Industries AG		24,231	882,893
Fraport AG Frankfurt Airport Services Worldwide		6,029	572,084
Fresenius Medical Care AG & Co. KGaA		31,834	3,082,231
Fresenius SE & Co. KGaA		61,268	5,117,801
GEA Group AG		27,008	1,302,298
Hannover Reuck SE		9,005	1,129,192
HeidelbergCement Finance AG		21,616	2,202,442
Henkel AG & Co. KGaA		15,078	1,900,382
Hochtief AG (a)		2,782	490,953
Hugo Boss AG		9,345	836,444
Infineon Technologies AG		166,917	4,616,600
Innogy SE		20,313	945,281
K&S AG (a)		28,315	686,700
KION Group AG		10,550	844,389
Lanxess AG		13,123	1,025,407
Linde AG		26,859	5,800,911
MAN SE		5,537	611,955
Merck KGaA		18,778	2,009,961
Metro Wholesale & Food Specialist AG		26,409	504,352
Muenchener Rueckversicherungs AG		22,897	5,122,275
OSRAM Licht AG		14,671	1,122,439
ProSiebenSat.1 Media AG		34,037	1,198,909
RWE AG		76,723	1,917,897
SAP SE		144,486	16,509,350
Schaeffler AG		25,543	404,205
Siemens AG		112,486	16,156,675
Symrise AG		18,006	1,401,292
Telefonica Deutschland Holding AG		105,221	534,758
Thyssenkrupp AG		64,739	1,727,294
TUI AG (GB)		64,550	1,165,956
United Internet AG		17,778	1,124,690
Volkswagen AG		4,797	895,829
Vonovia SE		69,048	3,037,058
Zalando SE (b)		16,634	832,301

TOTAL GERMANY			198,332,984

Greece - 0.1%
Alpha Bank AE (b)		191,115	380,681
EFG Eurobank Ergasias SA (b)		279,054	227,864
Ff Group (b)		4,332	90,729
Greek Organization of Football Prognostics SA		33,167	371,665
Hellenic Telecommunications Organization SA		36,265	430,882
Jumbo SA		16,049	257,987
National Bank of Greece SA (b)		722,868	239,089
Piraeus Bank SA (b)		44,753	128,762
Titan Cement Co. SA (Reg.)		6,321	152,562

TOTAL GREECE			2,280,221

Hong Kong - 2.4%
AIA Group Ltd.		1,775,600	13,360,130
Bank of East Asia Ltd.		181,837	797,142
Beijing Enterprises Holdings Ltd.		74,500	442,622
BOC Hong Kong (Holdings) Ltd.		546,000	2,600,033
China Everbright International Ltd.		363,000	511,831
China Everbright Ltd.		144,000	341,477
China Jinmao Holdings Group Ltd.		580,000	260,210
China Merchants Holdings International Co. Ltd.		198,063	619,471
China Mobile Ltd.		905,000	9,102,826
China Overseas Land and Investment Ltd.		556,000	1,803,112
China Power International Development Ltd.		540,000	171,662
China Resources Beer Holdings Co. Ltd.		229,162	660,926
China Resources Power Holdings Co. Ltd.		280,523	539,371
China Taiping Insurance Group Ltd.		227,177	748,385
China Unicom Ltd. (b)		884,000	1,254,271
CITIC Pacific Ltd.		865,000	1,266,221
CLP Holdings Ltd.		242,500	2,466,528
CNOOC Ltd.		2,637,000	3,600,543
CSPC Pharmaceutical Group Ltd.		616,000	1,070,700
Far East Horizon Ltd.		299,000	297,030
Fosun International Ltd.		379,500	940,797
Galaxy Entertainment Group Ltd.		347,000	2,361,845
Guangdong Investment Ltd.		438,000	634,425
Hang Lung Group Ltd.		127,000	446,048
Hang Lung Properties Ltd.		289,000	663,840
Hang Seng Bank Ltd.		112,500	2,663,464
Henderson Land Development Co. Ltd.		174,500	1,137,402
HK Electric Investments & HK Electric Investments Ltd. unit		398,500	366,759
Hong Kong & China Gas Co. Ltd.		1,239,810	2,350,214
Hong Kong Exchanges and Clearing Ltd.		171,345	4,770,443
Hysan Development Co. Ltd.		91,020	439,851
i-CABLE Communications Ltd. (b)		77,911	2,437
Lenovo Group Ltd.		1,004,000	581,701
Link (REIT)		327,547	2,752,161
MTR Corp. Ltd.		218,107	1,263,675
New World Development Co. Ltd.		855,245	1,273,867
PCCW Ltd.		619,913	341,686
Power Assets Holdings Ltd.		201,500	1,746,020
Shanghai Industrial Holdings Ltd.		67,000	205,687
Sino Land Ltd.		461,022	794,234
Sino-Ocean Group Holding Ltd.		406,091	264,953
SJM Holdings Ltd.		304,000	261,081
Sun Art Retail Group Ltd.		359,500	363,122
Sun Hung Kai Properties Ltd.		212,781	3,480,254
Swire Pacific Ltd. (A Shares)		69,500	686,412
Swire Properties Ltd.		164,400	555,277
Techtronic Industries Co. Ltd.		201,500	1,181,663
Wharf Holdings Ltd.		178,000	1,618,825
Wheelock and Co. Ltd.		120,000	835,235

TOTAL HONG KONG			76,897,869

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		52,088	623,749
OTP Bank PLC		35,369	1,426,356
Richter Gedeon PLC		20,492	509,791

TOTAL HUNGARY			2,559,896

India - 2.1%
ACC Ltd.		5,607	156,693
Adani Ports & Special Economic Zone Ltd.		105,066	698,304
Ambuja Cements Ltd.		90,405	393,035
Apollo Hospitals Enterprise Ltd.		12,997	208,464
Ashok Leyland Ltd.		170,665	345,811
Asian Paints Ltd.		43,342	790,431
Aurobindo Pharma Ltd.		39,863	467,890
Axis Bank Ltd.		243,672	1,968,757
Bajaj Auto Ltd.		12,047	605,997
Bajaj Finance Ltd.		23,633	657,198
Bajaj Finserv Ltd.		5,866	453,911
Bharat Forge Ltd.		31,392	338,500
Bharat Heavy Electricals Ltd.		118,327	179,090
Bharat Petroleum Corp. Ltd.		112,432	940,435
Bharti Airtel Ltd.		178,182	1,368,218
Bharti Infratel Ltd.		82,392	562,620
Bosch Ltd.		1,112	360,858
Cadila Healthcare Ltd.		31,881	247,884
Cipla Ltd.		51,329	497,515
Coal India Ltd.		102,222	452,224
Container Corp. of India Ltd.		5,193	110,866
Dabur India Ltd.		78,388	402,957
Dr. Reddy's Laboratories Ltd.		15,996	596,932
Eicher Motors Ltd.		1,943	967,251
GAIL India Ltd.		73,102	525,205
Glenmark Pharmaceuticals Ltd.		22,446	214,130
Godrej Consumer Products Ltd.		35,338	509,686
Grasim Industries Ltd.		48,488	918,913
Havells India Ltd.		39,191	293,403
HCL Technologies Ltd.		82,770	1,093,970
Hero Motocorp Ltd.		7,544	448,551
Hindalco Industries Ltd.		173,736	717,483
Hindustan Petroleum Corp. Ltd.		88,267	609,554
Hindustan Unilever Ltd.		93,952	1,795,535
Housing Development Finance Corp. Ltd.		222,403	5,864,570
ICICI Bank Ltd.		344,900	1,617,362
Idea Cellular Ltd. (b)		209,433	300,322
IDFC Bank Ltd.		224,053	196,025
Indiabulls Housing Finance Ltd.		46,969	902,421
Indian Oil Corp. Ltd.		85,371	547,825
Infosys Ltd.		268,900	3,828,347
Infosys Ltd. sponsored ADR		2,400	35,640
ITC Ltd.		494,921	2,030,896
JSW Steel Ltd.		124,435	496,683
Larsen & Toubro Ltd.		69,740	1,316,497
LIC Housing Finance Ltd.		43,674	403,824
Lupin Ltd.		30,885	490,368
Mahindra & Mahindra Financial Services Ltd.		37,900	252,657
Mahindra & Mahindra Ltd.		54,988	1,142,052
Marico Ltd.		69,597	338,849
Maruti Suzuki India Ltd.		15,611	1,979,704
Motherson Sumi Systems Ltd.		92,806	523,440
Nestle India Ltd.		3,570	399,123
NTPC Ltd.		231,468	647,932
Oil & Natural Gas Corp. Ltd.		185,629	547,856
Piramal Enterprises Ltd.		11,420	484,746
Power Finance Corp. Ltd.		83,810	180,240
Reliance Industries Ltd.		382,892	5,563,613
Rural Electrification Corp. Ltd.		109,868	293,886
Shree Cement Ltd.		1,282	374,807
Shriram Transport Finance Co. Ltd.		21,791	393,079
Siemens India Ltd.		9,526	187,173
State Bank of India		254,921	1,203,936
Sun Pharmaceutical Industries Ltd.		137,602	1,174,983
Tata Consultancy Services Ltd.		68,052	2,757,814
Tata Motors Ltd. (b)		226,836	1,500,796
Tata Motors Ltd. Class A (b)		62,904	233,983
Tata Power Co. Ltd.		175,698	230,375
Tata Steel Ltd.		47,380	514,997
Tech Mahindra Ltd.		70,467	524,612
Titan Co. Ltd.		46,092	452,200
Ultratech Cemco Ltd.		13,352	907,534
United Spirits Ltd. (b)		8,309	391,562
UPL Ltd.		49,452	610,455
Vedanta Ltd.		217,501	1,114,714
Wipro Ltd.		180,846	822,122
Yes Bank Ltd.		250,492	1,215,708
Zee Entertainment Enterprises Ltd.		80,166	670,918

TOTAL INDIA			66,564,917

Indonesia - 0.5%
PT Adaro Energy Tbk		2,170,100	292,013
PT AKR Corporindo Tbk		237,400	130,406
PT Astra International Tbk		2,950,900	1,740,623
PT Bank Central Asia Tbk		1,435,700	2,212,434
PT Bank Danamon Indonesia Tbk Series A		451,000	169,593
PT Bank Mandiri (Persero) Tbk		2,690,000	1,398,304
PT Bank Negara Indonesia (Persero) Tbk		1,126,900	631,479
PT Bank Rakyat Indonesia Tbk		1,615,300	1,857,967
PT Bumi Serpong Damai Tbk		975,500	123,713
PT Charoen Pokphand Indonesia Tbk		988,800	240,593
PT Gudang Garam Tbk		71,500	369,032
PT Hanjaya Mandala Sampoerna Tbk		1,449,200	425,277
PT Indocement Tunggal Prakarsa Tbk		275,300	455,704
PT Indofood CBP Sukses Makmur Tbk		317,700	206,139
PT Indofood Sukses Makmur Tbk		649,800	392,874
PT Jasa Marga Tbk		391,496	187,629
PT Kalbe Farma Tbk		3,319,700	391,633
PT Lippo Karawaci Tbk		2,323,400	118,204
PT Matahari Department Store Tbk		356,700	226,184
PT Media Nusantara Citra Tbk		666,000	76,605
PT Pakuwon Jati Tbk		3,046,500	141,515
PT Perusahaan Gas Negara Tbk Series B		1,644,100	223,052
PT Semen Gresik (Persero) Tbk		467,000	375,322
PT Summarecon Agung Tbk		1,259,500	96,117
PT Surya Citra Media Tbk		967,500	153,373
PT Telkomunikasi Indonesia Tbk Series B		7,473,700	2,229,905
PT Tower Bersama Infrastructure Tbk		311,600	156,231
PT Unilever Indonesia Tbk		229,700	840,046
PT United Tractors Tbk		244,900	626,131
PT Waskita Karya Persero Tbk		625,500	97,774
PT XL Axiata Tbk (b)		493,300	122,939

TOTAL INDONESIA			16,708,811

Ireland - 0.4%
Bank Ireland Group PLC (b)		131,688	1,032,053
CRH PLC		122,650	4,615,560
CRH PLC sponsored ADR		800	30,016
DCC PLC (United Kingdom)		12,999	1,232,694
James Hardie Industries PLC CDI		63,408	965,248
Kerry Group PLC Class A		23,480	2,364,466
Paddy Power Betfair PLC (Ireland)		11,699	1,196,502
Ryanair Holdings PLC (b)		5,681	111,833
Ryanair Holdings PLC sponsored ADR (b)		3,421	383,528

TOTAL IRELAND			11,931,900

Isle of Man - 0.1%
Genting Singapore PLC		896,100	802,026
NEPI Rockcastle PLC		57,268	800,608

TOTAL ISLE OF MAN			1,602,634

Israel - 0.3%
Azrieli Group		6,457	364,361
Bank Hapoalim BM (Reg.)		159,026	1,125,432
Bank Leumi le-Israel BM		209,793	1,160,006
Bezeq The Israel Telecommunication Corp. Ltd.		299,086	446,601
Check Point Software Technologies Ltd. (a)(b)		19,027	2,239,668
Elbit Systems Ltd. (Israel)		3,410	505,508
Frutarom Industries Ltd.		5,697	469,027
Israel Chemicals Ltd.		77,470	322,970
Mizrahi Tefahot Bank Ltd.		20,402	368,091
NICE Systems Ltd.		8,371	689,887
NICE Systems Ltd. sponsored ADR (a)		773	64,399
Taro Pharmaceutical Industries Ltd. (a)(b)		1,941	218,207
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		132,866	1,833,551

TOTAL ISRAEL			9,807,708

Italy - 1.3%
Assicurazioni Generali SpA		183,790	3,348,333
Atlantia SpA		67,272	2,194,130
Enel SpA		1,196,788	7,422,088
Eni SpA		376,149	6,149,295
Intesa Sanpaolo SpA		1,976,476	6,644,729
Intesa Sanpaolo SpA (Risparmio Shares)		145,343	458,472
Leonardo SpA		58,021	1,002,297
Luxottica Group SpA		24,710	1,417,297
Mediobanca SpA		82,751	907,053
Poste Italiane SpA		75,052	548,588
Prysmian SpA		30,236	1,042,524
Recordati SpA		15,643	727,230
Saipem SpA (b)		89,225	374,993
Snam Rete Gas SpA		333,138	1,702,013
Telecom Italia SpA (b)		1,624,093	1,409,409
Terna SpA		202,903	1,224,301
UniCredit SpA (b)		294,828	5,642,561
Unipolsai SpA		151,623	345,465

TOTAL ITALY			42,560,778

Japan - 16.2%
ABC-MART, Inc.		5,000	252,215
ACOM Co. Ltd. (b)		62,900	261,493
AEON Co. Ltd.		88,200	1,364,228
AEON Financial Service Co. Ltd.		16,700	358,657
AEON MALL Co. Ltd.		17,270	308,819
Air Water, Inc.		22,500	431,809
Aisin Seiki Co. Ltd.		25,900	1,341,684
Ajinomoto Co., Inc.		79,000	1,589,210
Alfresa Holdings Corp.		27,000	515,892
All Nippon Airways Ltd.		16,800	645,708
Alps Electric Co. Ltd.		29,700	908,940
Amada Holdings Co. Ltd.		52,000	646,153
Aozora Bank Ltd.		17,800	696,724
Asahi Glass Co. Ltd.		28,800	1,128,677
Asahi Group Holdings		57,300	2,616,227
Asahi Kasei Corp.		187,100	2,265,729
Asics Corp.		24,200	369,954
Astellas Pharma, Inc.		305,500	4,065,856
Bandai Namco Holdings, Inc.		28,600	980,066
Bank of Kyoto Ltd.		9,000	472,654
Benesse Holdings, Inc.		10,200	345,782
Bridgestone Corp.		95,200	4,547,742
Brother Industries Ltd.		35,000	851,659
Calbee, Inc.		12,000	404,985
Canon, Inc.		157,000	5,898,035
Casio Computer Co. Ltd.		29,100	429,417
Central Japan Railway Co.		21,200	3,850,911
Chiba Bank Ltd.		104,000	797,223
Chubu Electric Power Co., Inc.		92,800	1,196,794
Chugai Pharmaceutical Co. Ltd.		32,900	1,568,566
Chugoku Electric Power Co., Inc.		40,900	456,041
Coca-Cola West Co. Ltd.		17,400	608,815
Concordia Financial Group Ltd.		181,400	960,711
Credit Saison Co. Ltd.		22,400	451,031
CYBERDYNE, Inc. (a)(b)		14,700	194,750
Dai Nippon Printing Co. Ltd.		39,000	934,829
Dai-ichi Mutual Life Insurance Co.		159,000	3,036,570
Daicel Chemical Industries Ltd.		40,500	505,667
Daiichi Sankyo Kabushiki Kaisha		82,300	1,890,323
Daikin Industries Ltd.		36,700	4,055,749
Dainippon Sumitomo Pharma Co. Ltd.		23,400	333,971
Daito Trust Construction Co. Ltd.		10,200	1,783,311
Daiwa House Industry Co. Ltd.		82,700	3,031,197
Daiwa House REIT Investment Corp.		204	476,709
Daiwa Securities Group, Inc.		239,000	1,498,454
DeNA Co. Ltd.		15,700	369,222
DENSO Corp.		69,900	3,849,672
Dentsu, Inc.		31,500	1,347,380
Disco Corp.		4,100	950,080
Don Quijote Holdings Co. Ltd.		17,700	742,427
East Japan Railway Co.		48,700	4,722,907
Eisai Co. Ltd.		39,800	2,215,134
Electric Power Development Co. Ltd.		20,600	519,142
FamilyMart Co. Ltd.		12,400	704,785
Fanuc Corp.		28,500	6,663,981
Fast Retailing Co. Ltd.		7,800	2,609,687
Fuji Electric Co. Ltd.		83,000	601,345
Fujifilm Holdings Corp.		61,000	2,495,375
Fujitsu Ltd.		286,000	2,228,654
Fukuoka Financial Group, Inc.		108,000	557,410
Hakuhodo DY Holdings, Inc.		35,600	492,455
Hamamatsu Photonics K.K.		21,500	696,124
Hankyu Hanshin Holdings, Inc.		35,600	1,387,950
Hikari Tsushin, Inc.		3,200	414,275
Hino Motors Ltd.		38,100	490,385
Hirose Electric Co. Ltd.		4,765	716,827
Hiroshima Bank Ltd.		37,500	317,503
Hisamitsu Pharmaceutical Co., Inc.		9,100	501,032
Hitachi Chemical Co. Ltd.		14,600	416,331
Hitachi Construction Machinery Co. Ltd.		16,400	562,591
Hitachi High-Technologies Corp.		10,400	435,228
Hitachi Ltd.		710,000	5,653,978
Hitachi Metals Ltd.		32,300	418,438
Honda Motor Co. Ltd.		252,900	7,925,147
Hoshizaki Corp.		7,800	738,143
Hoya Corp.		57,300	3,113,151
Hulic Co. Ltd.		43,100	444,619
Idemitsu Kosan Co. Ltd.		19,400	567,059
IHI Corp.		23,100	832,038
Iida Group Holdings Co. Ltd.		21,800	418,196
INPEX Corp.		139,100	1,489,370
Isetan Mitsukoshi Holdings Ltd.		48,400	527,598
Isuzu Motors Ltd.		80,500	1,175,735
Itochu Corp.		219,900	3,851,910
J. Front Retailing Co. Ltd.		34,100	506,113
Japan Airlines Co. Ltd.		17,400	595,556
Japan Airport Terminal Co. Ltd.		7,400	263,036
Japan Exchange Group, Inc.		75,600	1,362,951
Japan Post Bank Co. Ltd.		60,300	763,688
Japan Post Holdings Co. Ltd.		231,900	2,682,717
Japan Prime Realty Investment Corp.		122	392,391
Japan Real Estate Investment Corp.		180	843,866
Japan Retail Fund Investment Corp.		383	679,694
Japan Tobacco, Inc.		162,200	5,368,853
JFE Holdings, Inc.		76,500	1,644,083
JGC Corp.		30,200	506,528
JSR Corp.		28,200	546,653
JTEKT Corp.		32,200	533,537
JX Holdings, Inc.		455,400	2,351,595
Kajima Corp.		131,000	1,358,666
Kakaku.com, Inc.		21,500	295,217
Kamigumi Co. Ltd.		17,500	418,932
Kaneka Corp.		42,000	346,833
Kansai Electric Power Co., Inc.		102,500	1,403,646
Kansai Paint Co. Ltd.		30,000	771,088
Kao Corp.		73,000	4,411,766
Kawasaki Heavy Industries Ltd.		21,900	764,051
KDDI Corp.		266,800	7,108,257
Keihan Electric Railway Co., Ltd.		13,200	403,335
Keihin Electric Express Railway Co. Ltd.		34,500	713,652
Keio Corp.		17,000	741,686
Keisei Electric Railway Co.		19,900	601,130
Keyence Corp.		14,320	7,950,821
Kikkoman Corp.		22,000	755,052
Kintetsu Group Holdings Co. Ltd.		26,200	1,007,467
Kirin Holdings Co. Ltd.		127,500	3,060,493
Kobe Steel Ltd. (a)(b)		46,200	390,059
Koito Manufacturing Co. Ltd.		16,600	1,113,100
Komatsu Ltd.		135,700	4,434,102
Konami Holdings Corp.		13,800	672,132
Konica Minolta, Inc.		71,300	625,495
Kose Corp.		4,400	535,096
Kubota Corp.		155,900	2,933,335
Kuraray Co. Ltd.		52,300	1,030,026
Kurita Water Industries Ltd.		14,700	467,111
Kyocera Corp.		47,500	3,177,163
Kyowa Hakko Kirin Co., Ltd.		38,900	718,055
Kyushu Electric Power Co., Inc.		63,300	722,006
Kyushu Financial Group, Inc.		53,200	338,148
Kyushu Railway Co.		24,200	773,471
Lawson, Inc.		7,400	483,211
LINE Corp. (a)(b)		5,800	240,237
Lion Corp.		33,700	648,473
LIXIL Group Corp.		39,200	1,079,608
M3, Inc.		31,700	945,502
Mabuchi Motor Co. Ltd.		7,100	372,573
Makita Corp.		32,900	1,378,795
Marubeni Corp.		238,400	1,598,482
Marui Group Co. Ltd.		30,300	463,731
Maruichi Steel Tube Ltd.		8,900	271,906
Mazda Motor Corp.		84,500	1,219,819
McDonald's Holdings Co. (Japan) Ltd.		10,000	429,325
Mebuki Financial Group, Inc.		148,340	618,861
Medipal Holdings Corp.		25,100	466,139
Meiji Holdings Co. Ltd.		17,700	1,446,975
Minebea Mitsumi, Inc.		55,400	1,015,655
Miraca Holdings, Inc.		8,600	400,132
Misumi Group, Inc.		40,400	1,106,861
Mitsubishi Chemical Holdings Corp.		211,800	2,212,318
Mitsubishi Corp.		222,600	5,212,834
Mitsubishi Electric Corp.		284,200	4,863,658
Mitsubishi Estate Co. Ltd.		184,000	3,336,756
Mitsubishi Gas Chemical Co., Inc.		25,800	631,137
Mitsubishi Heavy Industries Ltd.		46,600	1,823,314
Mitsubishi Materials Corp.		16,400	623,597
Mitsubishi Motors Corp. of Japan		100,500	804,786
Mitsubishi Tanabe Pharma Corp.		33,400	735,114
Mitsubishi UFJ Financial Group, Inc.		1,771,100	12,013,627
Mitsubishi UFJ Lease & Finance Co. Ltd.		66,000	348,212
Mitsui & Co. Ltd.		252,200	3,766,445
Mitsui Chemicals, Inc.		27,500	847,988
Mitsui Fudosan Co. Ltd.		131,400	3,067,006
Mitsui OSK Lines Ltd.		16,500	505,253
mixi, Inc.		6,500	316,887
Mizuho Financial Group, Inc.		3,550,200	6,450,290
MS&AD Insurance Group Holdings, Inc.		69,100	2,347,487
Murata Manufacturing Co. Ltd.		28,200	4,431,969
Nabtesco Corp.		16,600	659,463
Nagoya Railroad Co. Ltd.		27,900	626,799
NEC Corp.		37,500	1,028,987
New Hampshire Foods Ltd.		27,000	776,654
Nexon Co. Ltd. (b)		28,300	761,246
NGK Insulators Ltd.		38,700	766,313
NGK Spark Plug Co. Ltd.		25,000	570,528
Nidec Corp.		35,100	4,667,701
Nikon Corp.		49,900	947,649
Nintendo Co. Ltd.		16,700	6,478,962
Nippon Building Fund, Inc.		192	927,004
Nippon Electric Glass Co. Ltd.		12,900	526,689
Nippon Express Co. Ltd.		11,300	717,013
Nippon Paint Holdings Co. Ltd.		23,900	843,161
Nippon Prologis REIT, Inc.		264	555,090
Nippon Steel & Sumitomo Metal Corp.		112,070	2,686,931
Nippon Telegraph & Telephone Corp.		101,700	4,916,943
Nippon Yusen KK (a)(b)		23,600	499,130
Nissan Chemical Industries Co. Ltd.		17,200	641,551
Nissan Motor Co. Ltd.		341,400	3,320,243
Nisshin Seifun Group, Inc.		28,695	504,299
Nissin Food Holdings Co. Ltd.		8,300	522,627
Nitori Holdings Co. Ltd.		11,600	1,685,844
Nitto Denko Corp.		24,500	2,278,200
NKSJ Holdings, Inc.		52,450	2,108,240
NOK Corp.		14,300	351,249
Nomura Holdings, Inc.		534,500	3,058,822
Nomura Real Estate Holdings, Inc.		18,200	400,592
Nomura Real Estate Master Fund, Inc.		551	689,161
Nomura Research Institute Ltd.		19,602	831,029
NSK Ltd.		56,900	819,273
NTT Data Corp.		94,900	1,105,280
NTT DOCOMO, Inc.		201,000	4,867,970
Obayashi Corp.		96,900	1,268,740
OBIC Co. Ltd.		9,400	622,197
Odakyu Electric Railway Co. Ltd.		43,400	849,002
Oji Holdings Corp.		125,000	732,626
Olympus Corp.		42,300	1,574,181
OMRON Corp.		28,400	1,591,409
Ono Pharmaceutical Co. Ltd.		60,800	1,393,483
Oracle Corp. Japan		5,900	499,232
Oriental Land Co. Ltd.		32,100	2,567,464
ORIX Corp.		195,000	3,352,755
Osaka Gas Co. Ltd.		55,800	1,080,793
Otsuka Corp.		7,800	531,714
Otsuka Holdings Co. Ltd.		56,800	2,372,800
Panasonic Corp.		324,600	4,901,254
Park24 Co. Ltd.		16,800	388,337
Pola Orbis Holdings, Inc.		13,400	427,118
Rakuten, Inc.		135,400	1,448,889
Recruit Holdings Co. Ltd.		162,000	3,971,860
Renesas Electronics Corp. (b)		74,500	963,217
Resona Holdings, Inc.		320,200	1,730,788
Ricoh Co. Ltd.		103,100	956,751
Rinnai Corp.		5,000	428,412
ROHM Co. Ltd.		13,900	1,293,913
Ryohin Keikaku Co. Ltd.		3,500	1,032,490
Sankyo Co. Ltd. (Gunma)		7,100	229,171
Santen Pharmaceutical Co. Ltd.		55,000	873,964
SBI Holdings, Inc. Japan		30,630	483,393
Secom Co. Ltd.		31,100	2,368,019
Sega Sammy Holdings, Inc.		26,400	371,642
Seibu Holdings, Inc.		27,700	495,214
Seiko Epson Corp.		41,100	980,781
Sekisui Chemical Co. Ltd.		58,400	1,178,764
Sekisui House Ltd.		87,100	1,628,637
Seven & i Holdings Co. Ltd.		111,400	4,489,918
Seven Bank Ltd.		90,400	334,326
Sharp Corp. (a)(b)		22,100	703,047
Shimadzu Corp.		35,600	740,199
Shimamura Co. Ltd.		3,300	367,647
SHIMANO, Inc.		10,800	1,477,886
SHIMIZU Corp.		80,700	949,872
Shin-Etsu Chemical Co. Ltd.		57,100	6,021,836
Shinsei Bank Ltd.		23,300	393,205
Shionogi & Co. Ltd.		43,900	2,363,449
Shiseido Co. Ltd.		56,100	2,313,989
Shizuoka Bank Ltd.		75,000	729,871
Showa Shell Sekiyu K.K.		29,000	342,120
SMC Corp.		8,400	3,213,508
SoftBank Corp.		121,400	10,758,734
Sohgo Security Services Co., Ltd.		10,500	505,868
Sony Corp.		186,000	7,781,253
Sony Financial Holdings, Inc.		26,300	436,935
Stanley Electric Co. Ltd.		21,200	782,586
Start Today Co. Ltd.		27,700	758,693
Subaru Corp.		90,500	3,126,695
Sumitomo Chemical Co. Ltd.		231,000	1,623,434
Sumitomo Corp.		175,300	2,535,558
Sumitomo Electric Industries Ltd.		112,100	1,908,541
Sumitomo Heavy Industries Ltd.		17,100	718,448
Sumitomo Metal Mining Co. Ltd.		35,900	1,416,312
Sumitomo Mitsui Financial Group, Inc.		197,600	7,916,396
Sumitomo Mitsui Trust Holdings, Inc.		48,100	1,898,499
Sumitomo Realty & Development Co. Ltd.		52,000	1,741,595
Sumitomo Rubber Industries Ltd.		27,800	527,859
Sundrug Co. Ltd.		10,700	465,648
Suntory Beverage & Food Ltd.		20,400	938,653
Suzuken Co. Ltd.		10,330	372,375
Suzuki Motor Corp.		50,700	2,777,005
Sysmex Corp.		23,400	1,601,491
T&D Holdings, Inc.		78,400	1,223,092
Taiheiyo Cement Corp.		18,300	731,433
Taisei Corp.		30,000	1,662,210
Taisho Pharmaceutical Holdings Co. Ltd.		4,700	357,935
Taiyo Nippon Sanso Corp.		17,400	208,924
Takashimaya Co. Ltd.		46,000	423,242
Takeda Pharmaceutical Co. Ltd.		104,700	5,903,503
TDK Corp.		19,200	1,475,315
Teijin Ltd.		26,900	569,346
Terumo Corp.		46,900	1,954,337
The Chugoku Bank Ltd.		24,700	354,056
The Hachijuni Bank Ltd.		59,900	375,122
The Suruga Bank Ltd.		24,400	555,554
THK Co. Ltd.		17,600	641,981
Tobu Railway Co. Ltd.		28,800	844,902
Toho Co. Ltd.		16,500	546,667
Toho Gas Co. Ltd.		11,000	307,545
Tohoku Electric Power Co., Inc.		65,500	859,284
Tokio Marine Holdings, Inc.		99,700	4,297,790
Tokyo Electric Power Co., Inc. (b)		212,800	873,463
Tokyo Electron Ltd.		23,000	4,049,835
Tokyo Gas Co. Ltd.		56,600	1,411,924
Tokyo Tatemono Co. Ltd.		31,100	436,281
Tokyu Corp.		79,500	1,202,602
Tokyu Fudosan Holdings Corp.		76,800	503,509
Toppan Printing Co. Ltd.		78,000	793,551
Toray Industries, Inc.		217,500	2,201,458
Toshiba Corp. (a)(b)		599,000	1,731,752
Tosoh Corp.		43,300	934,446
Toto Ltd.		21,000	1,028,455
Toyo Seikan Group Holdings Ltd.		24,600	435,123
Toyo Suisan Kaisha Ltd.		12,900	496,264
Toyoda Gosei Co. Ltd.		10,100	246,965
Toyota Industries Corp.		24,000	1,477,236
Toyota Motor Corp.		383,682	23,798,292
Toyota Tsusho Corp.		30,500	1,109,302
Trend Micro, Inc.		17,500	938,414
Tsuruha Holdings, Inc.		5,500	681,905
Unicharm Corp.		58,800	1,338,038
United Urban Investment Corp.		454	653,132
USS Co. Ltd.		33,100	669,110
West Japan Railway Co.		24,500	1,727,642
Yahoo! Japan Corp.		208,200	930,833
Yakult Honsha Co. Ltd.		12,900	1,066,548
Yamada Denki Co. Ltd.		92,100	489,898
Yamaguchi Financial Group, Inc.		30,000	363,396
Yamaha Corp.		24,700	970,506
Yamaha Motor Co. Ltd.		41,500	1,245,524
Yamato Holdings Co. Ltd.		51,700	1,057,047
Yamazaki Baking Co. Ltd.		20,000	359,999
Yaskawa Electric Corp.		37,100	1,329,323
Yokogawa Electric Corp.		32,200	611,678
Yokohama Rubber Co. Ltd.		16,400	368,706

TOTAL JAPAN			515,688,335

Korea (South) - 3.5%
AMOREPACIFIC Corp.		4,666	1,310,381
AMOREPACIFIC Group, Inc.		4,037	518,124
BGFretail Co. Ltd. (c)		3,512	248,459
BS Financial Group, Inc.		39,011	346,814
Celltrion, Inc.		11,868	1,837,375
Cheil Industries, Inc.		11,176	1,479,351
Cheil Worldwide, Inc.		9,452	175,837
CJ CheilJedang Corp.		1,220	399,360
CJ Corp.		2,093	349,117
CJ E&M Corp.		2,583	195,211
Coway Co. Ltd.		8,019	697,841
Daelim Industrial Co.		4,192	312,688
Daewoo Engineering & Construction Co. Ltd. (b)		14,791	97,232
DGB Financial Group Co. Ltd.		27,209	254,303
Dong Suh Companies, Inc.		4,237	104,211
Dongbu Insurance Co. Ltd.		7,285	459,348
Doosan Bobcat, Inc.		5,211	168,948
Doosan Heavy Industries & Construction Co. Ltd.		8,270	129,439
E-Mart Co. Ltd.		2,944	589,806
GS Engineering & Construction Corp. (b)		7,709	179,265
GS Holdings Corp.		7,369	436,305
GS Retail Co. Ltd.		4,424	132,155
Hana Financial Group, Inc.		43,163	1,851,073
Hankook Tire Co. Ltd.		10,416	503,058
Hanmi Pharm Co. Ltd.		866	358,997
Hanmi Science Co. Ltd.		1,732	142,205
Hanon Systems		24,965	290,267
Hanssem Co. Ltd.		1,683	256,644
Hanwha Chemical Corp.		16,088	438,140
Hanwha Corp.		7,065	282,135
Hanwha Life Insurance Co. Ltd.		38,491	272,651
Hanwha Techwin Co. Ltd. (b)		5,725	196,621
Hotel Shilla Co.		4,440	310,934
Hyosung Corp.		3,118	375,078
Hyundai Department Store Co. Ltd.		1,912	156,470
Hyundai Engineering & Construction Co. Ltd.		12,168	411,916
Hyundai Fire & Marine Insurance Co. Ltd.		9,587	388,851
Hyundai Glovis Co. Ltd.		2,786	376,254
Hyundai Heavy Industries Co. Ltd. (b)		4,462	624,550
Hyundai Industrial Development & Construction Co.		9,065	325,114
Hyundai Mobis		9,949	2,371,373
Hyundai Motor Co.		21,784	3,136,799
Hyundai Robotics Co. Ltd.		1,415	571,396
Hyundai Steel Co.		11,237	577,885
Hyundai Wia Corp.		2,144	123,682
Industrial Bank of Korea		36,842	505,795
Kakao Corp.		5,052	650,652
Kangwon Land, Inc.		16,773	514,551
KB Financial Group, Inc.		58,946	3,088,181
KCC Corp.		890	310,440
KEPCO Plant Service & Engineering Co. Ltd.		3,621	133,752
Kia Motors Corp.		39,182	1,240,547
Korea Aerospace Industries Ltd.		9,741	494,852
Korea Electric Power Corp.		38,683	1,358,951
Korea Express Co. Ltd. (b)		1,201	168,642
Korea Gas Corp. (b)		3,573	130,541
Korea Investment Holdings Co. Ltd.		5,971	338,045
Korea Zinc Co. Ltd.		1,236	565,994
Korean Air Lines Co. Ltd. (b)		6,793	192,291
KT Corp.		2,367	62,250
KT Corp. sponsored ADR		4,762	68,525
KT&G Corp.		17,043	1,615,754
Kumho Petro Chemical Co. Ltd.		2,411	149,651
LG Chemical Ltd.		6,547	2,362,703
LG Corp.		13,914	1,070,222
LG Display Co. Ltd.		34,147	895,111
LG Electronics, Inc.		15,742	1,281,222
LG Household & Health Care Ltd.		1,338	1,408,497
LG Innotek Co. Ltd.		2,148	330,435
Lotte Chemical Corp.		2,296	758,769
Lotte Chilsung Beverage Co. Ltd.		50	61,847
Lotte Confectionery Co. Ltd. (b)		285	47,411
Lotte Confectionery Co. Ltd.		4,431	295,244
Lotte Shopping Co. Ltd.		1,633	328,618
Medy-Tox, Inc.		633	239,762
Mirae Asset Daewoo Co. Ltd.		53,361	484,410
NAVER Corp.		4,157	3,323,845
NCSOFT Corp.		2,579	983,770
Netmarble Games Corp.		2,423	377,073
Oci Co. Ltd.		2,203	222,647
Orion Corp./Republic of Korea		3,670	347,933
Ottogi Corp.		162	109,971
POSCO		10,952	3,198,804
Posco Daewoo Corp.		5,780	100,289
S-Oil Corp.		6,354	730,253
S1 Corp.		2,507	205,387
Samsung Biologics Co. Ltd.		2,463	845,900
Samsung Card Co. Ltd.		4,187	137,246
Samsung Electro-Mechanics Co. Ltd.		7,948	739,289
Samsung Electronics Co. Ltd.		14,438	35,562,658
Samsung Fire & Marine Insurance Co. Ltd.		4,685	1,143,920
Samsung Heavy Industries Co. Ltd. (b)		37,526	396,039
Samsung Life Insurance Co. Ltd.		10,320	1,246,054
Samsung SDI Co. Ltd.		8,176	1,506,369
Samsung SDS Co. Ltd.		5,189	960,677
Samsung Securities Co. Ltd.		9,855	313,783
Shinhan Financial Group Co. Ltd.		63,684	2,866,352
Shinsegae Co. Ltd.		1,126	230,620
SK C&C Co. Ltd.		4,659	1,206,326
SK Energy Co. Ltd.		9,643	1,768,029
SK Hynix, Inc.		85,742	6,303,600
SK Networks Co. Ltd.		16,783	99,819
SK Telecom Co. Ltd.		3,055	722,683
STX Pan Ocean Co. Ltd. (Korea) (b)		34,771	163,578
Woori Bank		54,022	792,388
Woori Investment & Securities Co. Ltd.		21,435	269,354
Yuhan Corp.		1,057	192,854

TOTAL KOREA (SOUTH)			112,984,838

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)		98,207	2,815,868
Eurofins Scientific SA		1,615	1,010,222
Millicom International Cellular SA (depository receipt)		9,349	598,017
RTL Group SA		5,730	425,105
SES SA (France) (depositary receipt)		53,254	865,980
Tenaris SA		71,156	971,374

TOTAL LUXEMBOURG			6,686,566

Malaysia - 0.5%
AirAsia Bhd		231,400	182,627
Alliance Bank Malaysia Bhd		131,100	114,310
AMMB Holdings Bhd		233,200	235,845
Astro Malaysia Holdings Bhd		206,800	137,313
Axiata Group Bhd		404,115	514,693
British American Tobacco (Malaysia) Bhd		19,000	175,992
Bumiputra-Commerce Holdings Bhd		652,416	946,558
Dialog Group Bhd		420,322	224,463
DiGi.com Bhd		430,800	508,979
Felda Global Ventures Holdings Bhd		170,100	76,770
Gamuda Bhd		250,300	310,509
Genting Bhd		344,100	735,847
Genting Malaysia Bhd		421,300	500,742
Genting Plantations Bhd		29,300	73,942
Hap Seng Consolidated Bhd		82,700	181,346
Hartalega Holdings Bhd		88,600	159,530
Hong Leong Bank Bhd		103,000	387,954
Hong Leong Credit Bhd		31,400	123,908
IHH Healthcare Bhd		302,300	402,876
IJM Corp. Bhd		434,000	327,141
IOI Corp. Bhd		338,900	357,158
IOI Properties Group Bhd		295,950	139,164
Kuala Lumpur Kepong Bhd		74,200	431,314
Malayan Banking Bhd		547,528	1,196,747
Malaysia Airports Holdings Bhd		116,402	227,743
Maxis Bhd		294,900	414,616
MISC Bhd		210,000	344,872
Petronas Chemicals Group Bhd		372,000	647,836
Petronas Dagangan Bhd		36,400	206,083
Petronas Gas Bhd		101,700	433,523
PPB Group Bhd		76,500	303,325
Public Bank Bhd		428,500	2,071,623
RHB Capital Bhd		103,074	123,728
RHB Capital Bhd (b)(c)		46,292	0
SapuraKencana Petroleum Bhd		513,400	194,102
Sime Darby Bhd		348,985	758,663
Telekom Malaysia Bhd		170,226	255,419
Tenaga Nasional Bhd		499,100	1,769,022
UMW Holdings Bhd		65,100	80,606
Westports Holdings Bhd		124,100	108,793
YTL Corp. Bhd		754,622	226,458
YTL Power International Bhd		241,587	74,212

TOTAL MALAYSIA			16,686,352

Malta - 0.0%
Brait SA		50,979	190,737
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,101,900	319,309
Mexico - 0.7%
Alfa SA de CV Series A		431,400	450,712
America Movil S.A.B. de CV Series L		4,942,700	4,264,204
CEMEX S.A.B. de CV unit		2,125,994	1,727,698
Coca-Cola FEMSA S.A.B. de CV Series L		70,000	472,868
Compartamos S.A.B. de CV		130,800	132,494
El Puerto de Liverpool S.A.B. de CV Class C		25,170	171,461
Embotelladoras Arca S.A.B. de CV		67,400	428,937
Fibra Uno Administracion SA de CV		460,700	724,990
Fomento Economico Mexicano S.A.B. de CV unit		291,300	2,543,058
Gruma S.A.B. de CV Series B		32,605	427,092
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		51,500	488,440
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		29,230	521,305
Grupo Bimbo S.A.B. de CV Series A		234,300	541,639
Grupo Carso SA de CV Series A1		71,600	232,221
Grupo Financiero Banorte S.A.B. de CV Series O		371,600	2,205,362
Grupo Financiero Inbursa S.A.B. de CV Series O		330,600	568,194
Grupo Financiero Santander Mexico S.A.B. de CV		263,700	444,136
Grupo Lala S.A.B. de CV		95,500	147,496
Grupo Mexico SA de CV Series B		552,924	1,797,920
Grupo Televisa SA de CV		356,400	1,560,246
Industrias Penoles SA de CV		20,575	478,312
Infraestructura Energetica Nova S.A.B. de CV		78,300	399,796
Kimberly-Clark de Mexico SA de CV Series A		230,000	396,015
Mexichem S.A.B. de CV		161,537	415,897
Promotora y Operadora de Infraestructura S.A.B. de CV		34,905	331,467
Wal-Mart de Mexico SA de CV Series V		761,200	1,700,930

TOTAL MEXICO			23,572,890

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		573,860	701,013
Netherlands - 3.1%
ABN AMRO Group NV GDR		62,585	1,933,000
AEGON NV		255,537	1,508,654
AerCap Holdings NV (b)		20,914	1,100,913
Airbus Group NV		85,383	8,761,586
Akzo Nobel NV		37,088	3,358,520
Altice NV:
Class A (b)		69,429	1,309,760
Class B (b)		15,047	283,770
ASML Holding NV (Netherlands)		54,870	9,900,165
CNH Industrial NV		151,086	1,930,638
EXOR NV		15,788	1,012,405
Ferrari NV		18,237	2,185,943
Fiat Chrysler Automobiles NV		156,980	2,713,615
Gemalto NV		12,167	481,589
Heineken Holding NV		17,150	1,592,181
Heineken NV (Bearer)		38,288	3,731,217
ING Groep NV (Certificaten Van Aandelen)		571,707	10,564,852
Koninklijke Ahold Delhaize NV		189,018	3,556,969
Koninklijke Boskalis Westminster NV		13,753	491,820
Koninklijke DSM NV		26,401	2,252,365
Koninklijke KPN NV		493,998	1,699,785
Koninklijke Philips Electronics NV		136,892	5,578,752
NN Group NV		46,312	1,939,917
NXP Semiconductors NV (b)		50,965	5,965,453
QIAGEN NV (Germany)		32,085	1,086,655
Randstad Holding NV		17,076	1,050,641
RELX NV		143,056	3,231,126
Steinhoff International Holdings NV (South Africa)		447,809	1,945,006
STMicroelectronics NV (France)		94,565	2,226,187
Unilever NV (Certificaten Van Aandelen) (Bearer)		239,786	13,929,161
Vopak NV		10,380	449,488
Wolters Kluwer NV		43,804	2,147,136

TOTAL NETHERLANDS			99,919,269

New Zealand - 0.1%
Auckland International Airport Ltd.		136,648	582,556
Contact Energy Ltd.		104,624	411,667
Fletcher Building Ltd.		99,206	499,646
Mercury Nz Ltd.		113,454	255,424
Meridian Energy Ltd.		192,806	376,021
Ryman Healthcare Group Ltd.		58,697	373,547
Spark New Zealand Ltd.		272,355	685,851

TOTAL NEW ZEALAND			3,184,712

Norway - 0.5%
DNB ASA		144,248	2,781,472
Gjensidige Forsikring ASA		29,756	559,929
Marine Harvest ASA		59,981	1,171,274
Norsk Hydro ASA		198,897	1,537,750
Orkla ASA		120,169	1,176,238
Schibsted ASA:
(A Shares)		11,984	308,990
(B Shares)		11,491	269,408
Statoil ASA		167,825	3,409,788
Telenor ASA		111,057	2,359,009
Yara International ASA		26,578	1,261,869

TOTAL NORWAY			14,835,727

Pakistan - 0.0%
Engro Corp. Ltd.		34,600	91,323
Habib Bank Ltd.		103,900	158,304
Lucky Cement Ltd.		17,200	79,494
MCB Bank Ltd.		48,600	91,714
Oil & Gas Development Co. Ltd.		88,300	120,410
United Bank Ltd.		64,200	109,152

TOTAL PAKISTAN			650,397

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		204,731	1,156,379
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		28,850	397,842
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		287,750	417,801
Aboitiz Power Corp.		176,100	145,084
Alliance Global Group, Inc. (b)		629,400	195,218
Ayala Corp.		37,535	750,183
Ayala Land, Inc.		1,094,900	916,918
Bank of the Philippine Islands (BPI)		116,221	220,792
BDO Unibank, Inc.		277,904	740,747
DMCI Holdings, Inc.		690,550	205,349
Globe Telecom, Inc.		4,350	172,194
GT Capital Holdings, Inc.		12,225	279,643
International Container Terminal Services, Inc.		64,050	131,488
JG Summit Holdings, Inc.		432,070	644,099
Jollibee Food Corp.		65,660	316,937
Megaworld Corp.		1,446,800	149,489
Metro Pacific Investments Corp.		2,164,600	285,338
Metropolitan Bank & Trust Co.		105,256	176,700
Philippine Long Distance Telephone Co.		12,600	418,181
PNOC Energy Development Corp.		168,537	18,851
Robinsons Land Corp.		210,300	102,734
Security Bank Corp.		35,420	168,910
SM Investments Corp.		34,213	633,384
SM Prime Holdings, Inc.		1,228,600	881,221
Universal Robina Corp.		131,020	363,200

TOTAL PHILIPPINES			8,334,461

Poland - 0.3%
Alior Bank SA (b)		14,624	290,596
Bank Handlowy w Warszawie SA		4,556	93,161
Bank Millennium SA (b)		85,441	187,316
Bank Polska Kasa Opieki SA		24,249	792,100
Bank Zachodni WBK SA		5,171	518,954
BRE Bank SA (b)		2,269	287,026
Cyfrowy Polsat SA		32,645	227,442
Eurocash SA		9,715	98,246
Grupa Lotos SA		12,166	220,696
Jastrzebska Spolka Weglowa SA (b)		6,774	182,193
KGHM Polska Miedz SA (Bearer)		19,687	664,986
LPP SA		192	452,253
NG2 SA		4,290	321,695
Polish Oil & Gas Co. SA		263,575	484,434
Polska Grupa Energetyczna SA		124,993	448,127
Polski Koncern Naftowy Orlen SA		43,461	1,536,678
Powszechna Kasa Oszczednosci Bank SA		139,062	1,480,419
Powszechny Zaklad Ubezpieczen SA		89,404	1,153,917
Synthos SA		72,742	98,523
Tauron Polska Energia SA (b)		137,598	133,064
Telekomunikacja Polska SA (b)		82,338	126,902
Zaklady Azotowe w Tarnowie-Moscicach SA		5,913	118,587

TOTAL POLAND			9,917,315

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		82,039	1
Energias de Portugal SA		349,732	1,247,821
Galp Energia SGPS SA Class B		74,418	1,383,505
Jeronimo Martins SGPS SA		37,527	681,928

TOTAL PORTUGAL			3,313,255

Qatar - 0.1%
Barwa Real Estate Co.		12,752	105,098
Doha Bank		24,246	187,775
Ezdan Holding Group		117,589	306,789
Industries Qatar QSC		21,642	567,610
Masraf al Rayan		52,030	510,691
Qatar Electricity & Water Co.		3,573	179,570
Qatar Gas Transport Co. Ltd. (Nakilat)		35,109	146,077
Qatar Insurance Co. SAQ		20,504	250,637
Qatar Islamic Bank		7,732	205,974
Qatar National Bank SAQ		33,720	1,125,158
Qatar Telecom (Qtel) Q.S.C.		13,267	312,979
The Commercial Bank of Qatar		26,953	195,416

TOTAL QATAR			4,093,774

Russia - 0.8%
Alrosa Co. Ltd.		390,601	502,278
Gazprom OAO		956,902	2,060,088
Gazprom OAO sponsored ADR (Reg. S)		312,888	1,343,698
Inter Rao Ues JSC		4,940,000	302,330
Lukoil PJSC		35,331	1,873,729
Lukoil PJSC sponsored ADR		27,960	1,484,676
Magnit OJSC GDR (Reg. S)		44,517	1,259,831
MMC Norilsk Nickel PJSC		5,750	1,041,450
MMC Norilsk Nickel PJSC sponsored ADR		34,559	635,886
Mobile TeleSystems OJSC sponsored ADR		75,038	796,153
Moscow Exchange MICEX-RTS OAO		209,375	422,545
NOVATEK OAO GDR (Reg. S)		13,289	1,516,275
Novolipetsk Steel OJSC		167,000	380,405
PhosAgro OJSC GDR (Reg. S)		16,737	230,134
Rosneft Oil Co. OJSC		111,533	607,824
Rosneft Oil Co. OJSC GDR (Reg. S)		60,215	329,978
Rostelecom PJSC		75,753	88,473
Rostelecom PJSC sponsored ADR		6,231	43,804
RusHydro PJSC		7,940,000	110,926
RusHydro PJSC ADR		71,112	95,290
Sberbank of Russia		1,592,206	5,275,983
Severstal PAO		10,203	156,726
Severstal PAO GDR (Reg. S)		15,206	231,892
Sistema JSFC sponsored GDR		22,612	106,276
Surgutneftegas OJSC		267,000	133,203
Surgutneftegas OJSC sponsored ADR		75,887	379,131
Tatneft PAO		147,211	1,097,538
Tatneft PAO sponsored ADR		12,317	554,265
VTB Bank OJSC		778,490,334	798,725

TOTAL RUSSIA			23,859,512

Singapore - 0.8%
Ascendas Real Estate Investment Trust		384,600	773,094
CapitaCommercial Trust (REIT)		355,746	452,806
CapitaLand Ltd.		378,900	1,020,147
CapitaMall Trust		357,800	530,230
City Developments Ltd.		60,300	572,432
ComfortDelgro Corp. Ltd.		303,400	449,613
DBS Group Holdings Ltd.		262,829	4,392,374
Global Logistic Properties Ltd.		366,700	893,144
Hutchison Port Holdings Trust		760,100	326,843
Jardine Cycle & Carriage Ltd.		14,500	419,012
Keppel Corp. Ltd.		214,200	1,178,564
Oversea-Chinese Banking Corp. Ltd.		464,294	4,053,333
Sembcorp Industries Ltd.		150,200	363,627
Singapore Airlines Ltd.		77,800	586,168
Singapore Airport Terminal Service Ltd.		98,500	339,630
Singapore Exchange Ltd.		114,700	645,403
Singapore Press Holdings Ltd.		233,700	462,908
Singapore Technologies Engineering Ltd.		219,500	560,384
Singapore Telecommunications Ltd.		1,211,300	3,332,386
StarHub Ltd.		106,400	205,291
Suntec (REIT)		354,800	507,564
United Overseas Bank Ltd.		194,553	3,513,972
UOL Group Ltd.		73,977	490,611
Wilmar International Ltd.		225,400	560,565
Yangzijiang Shipbuilding Holdings Ltd.		351,700	406,373

TOTAL SINGAPORE			27,036,474

South Africa - 1.4%
Anglo American Platinum Ltd. (b)		7,235	201,360
AngloGold Ashanti Ltd.		61,019	562,469
Aspen Pharmacare Holdings Ltd.		56,830	1,284,013
Barclays Africa Group Ltd.		102,625	1,017,195
Bidcorp Ltd.		50,131	1,102,696
Bidvest Group Ltd.		49,982	606,271
Capitec Bank Holdings Ltd.		5,944	395,113
Coronation Fund Managers Ltd.		28,446	143,550
Discovery Ltd.		52,602	545,227
Exxaro Resources Ltd.		29,699	301,974
FirstRand Ltd.		488,681	1,771,366
Fortress Income Fund Ltd.:
Class A		144,217	172,688
Class B		118,705	337,088
Foschini Ltd.		31,082	297,877
Gold Fields Ltd.		120,432	479,390
Growthpoint Properties Ltd.		319,993	554,719
Hyprop Investments Ltd.		42,438	319,214
Impala Platinum Holdings Ltd. (b)		97,384	270,137
Imperial Holdings Ltd.		23,293	333,824
Investec Ltd.		39,131	266,911
Liberty Holdings Ltd. (a)		20,104	157,889
Life Healthcare Group Holdings Ltd.		200,401	371,356
Massmart Holdings Ltd.		14,236	107,786
MMI Holdings Ltd.		132,480	176,156
Mondi Ltd.		17,610	422,416
Mr Price Group Ltd.		36,549	453,025
MTN Group Ltd.		246,571	2,141,032
Naspers Ltd. Class N		64,530	15,723,162
Nedbank Group Ltd.		32,043	469,968
Netcare Ltd.		148,104	260,724
Novus Holdings Ltd.		21,512	10,650
Pick 'n Pay Stores Ltd.		61,198	256,673
Pioneer Foods Ltd.		16,300	137,190
PSG Group Ltd.		14,747	273,782
Rand Merchant Insurance Holdings Ltd.		102,859	287,507
Redefine Properties Ltd.		750,313	563,050
Remgro Ltd.		77,320	1,170,293
Resilient Property Income Fund Ltd.		43,738	435,686
RMB Holdings Ltd.		105,748	467,456
Sanlam Ltd.		207,016	1,035,172
Sappi Ltd.		83,361	558,344
Sasol Ltd.		80,710	2,358,168
Shoprite Holdings Ltd.		66,180	947,197
Sibanye-Stillwater		266,605	345,156
Spar Group Ltd.		28,577	336,244
Standard Bank Group Ltd.		188,374	2,185,012
Telkom SA Ltd.		33,539	125,628
Tiger Brands Ltd.		23,342	637,257
Truworths International Ltd.		67,945	362,149
Vodacom Group Ltd.		86,532	940,063
Woolworths Holdings Ltd.		141,156	562,577

TOTAL SOUTH AFRICA			45,241,850

Spain - 2.3%
Abertis Infraestructuras SA		100,532	2,174,634
ACS Actividades de Construccion y Servicios SA		35,020	1,380,456
Aena Sme SA		9,801	1,798,129
Amadeus IT Holding SA Class A		64,592	4,382,730
Banco Bilbao Vizcaya Argentaria SA		982,906	8,595,000
Banco de Sabadell SA		774,528	1,550,897
Banco Santander SA (Spain)		2,360,144	16,000,161
Banco Santander SA (Spain) rights 11/1/17 (b)		2,360,144	112,718
Bankia SA		146,700	700,451
Bankinter SA		98,888	933,382
CaixaBank SA		531,575	2,487,966
Distribuidora Internacional de Alimentacion SA		88,936	435,108
Enagas SA		33,305	959,409
Endesa SA		47,238	1,081,245
Ferrovial SA		72,781	1,581,127
Ferrovial SA rights (b)		72,781	35,014
Gamesa Corporacion Tecnologica SA		33,544	486,468
Gas Natural SDG SA		52,171	1,116,370
Grifols SA		43,677	1,367,324
Iberdrola SA		845,580	6,833,749
Inditex SA		161,038	6,020,544
International Consolidated Airlines Group SA		92,349	779,902
MAPFRE SA (Reg.)		151,850	496,863
Red Electrica Corporacion SA		62,703	1,388,483
Repsol YPF SA		182,762	3,424,341
Telefonica SA		668,931	7,014,057

TOTAL SPAIN			73,136,528

Sweden - 1.9%
Alfa Laval AB		42,972	1,088,717
ASSA ABLOY AB (B Shares)		147,535	3,110,460
Atlas Copco AB:
(A Shares)		99,373	4,358,730
(B Shares)		56,343	2,237,796
Boliden AB		40,536	1,418,722
Electrolux AB (B Shares)		35,848	1,267,493
Essity AB Class B		88,665	2,650,953
Getinge AB (B Shares)		34,340	676,000
H&M Hennes & Mauritz AB (B Shares)		139,755	3,509,046
Hexagon AB (B Shares)		38,531	1,975,878
Husqvarna AB (B Shares)		59,489	581,271
ICA Gruppen AB		11,937	440,313
Industrivarden AB (C Shares)		25,076	644,599
Investor AB (B Shares)		67,195	3,330,192
Kinnevik AB (B Shares)		34,398	1,128,706
Lundbergfoeretagen AB		5,492	428,711
Lundin Petroleum AB		28,346	666,694
Nordea Bank AB		446,303	5,395,097
Sandvik AB		167,108	3,052,064
Securitas AB (B Shares)		46,366	813,599
Skandinaviska Enskilda Banken AB (A Shares)		224,784	2,770,984
Skanska AB (B Shares)		50,622	1,110,804
SKF AB (B Shares)		56,223	1,307,582
Svenska Handelsbanken AB (A Shares)		224,942	3,224,339
Swedbank AB (A Shares)		133,469	3,312,950
Swedish Match Co. AB		26,021	980,335
Tele2 AB (B Shares)		52,207	664,152
Telefonaktiebolaget LM Ericsson (B Shares)		454,791	2,862,036
TeliaSonera AB		377,606	1,747,831
Volvo AB (B Shares)		227,838	4,515,039

TOTAL SWEDEN			61,271,093

Switzerland - 5.4%
ABB Ltd. (Reg.)		293,461	7,663,743
Adecco SA (Reg.)		23,586	1,871,229
Baloise Holdings AG		7,379	1,163,451
Barry Callebaut AG		315	491,610
Coca-Cola HBC AG		27,039	913,957
Compagnie Financiere Richemont SA Series A		76,857	7,085,161
Credit Suisse Group AG		357,533	5,634,304
Dufry AG (b)		4,991	742,909
Ems-Chemie Holding AG		1,213	795,171
Galenica AG		7,271	935,067
Geberit AG (Reg.)		5,495	2,487,387
Givaudan SA		1,362	3,041,684
Julius Baer Group Ltd.		32,443	1,918,925
Kuehne & Nagel International AG		7,895	1,378,549
Lafargeholcim Ltd. (Reg.)		67,148	3,792,703
Lindt & Spruengli AG		15	1,041,347
Lindt & Spruengli AG (participation certificate)		151	874,079
Lonza Group AG		11,007	2,923,726
Nestle SA (Reg. S)		457,645	38,505,563
Novartis AG		327,183	26,985,824
Pargesa Holding SA		5,758	482,214
Partners Group Holding AG		2,584	1,737,948
Roche Holding AG (participation certificate)		103,352	23,887,863
Schindler Holding AG:
(participation certificate)		5,761	1,305,630
(Reg.)		3,064	676,589
SGS SA (Reg.)		815	2,012,679
Sika AG		319	2,361,364
Sonova Holding AG Class B		7,737	1,396,716
Straumann Holding AG		1,423	993,454
Swatch Group AG (Bearer)		4,377	1,715,438
Swatch Group AG (Bearer) (Reg.)		8,694	655,329
Swiss Life Holding AG		4,796	1,667,171
Swiss Prime Site AG		10,711	914,190
Swiss Re Ltd.		47,763	4,493,116
Swisscom AG		3,857	1,948,507
UBS Group AG		538,079	9,158,103
Zurich Insurance Group AG		22,225	6,783,454

TOTAL SWITZERLAND			172,436,154

Taiwan - 2.8%
Acer, Inc.		398,288	206,161
Advanced Semiconductor Engineering, Inc.		973,681	1,177,994
Advantech Co. Ltd.		50,591	345,801
Asia Cement Corp.		382,466	341,374
Asia Pacific Telecom Co. Ltd. (b)		281,000	93,051
ASUSTeK Computer, Inc.		100,000	866,016
AU Optronics Corp.		1,257,000	515,445
Catcher Technology Co. Ltd.		94,000	998,076
Cathay Financial Holding Co. Ltd.		1,186,285	1,960,216
Chang Hwa Commercial Bank		669,327	363,113
Cheng Shin Rubber Industry Co. Ltd.		272,899	538,771
Chicony Electronics Co. Ltd.		73,874	185,065
China Airlines Ltd. (b)		342,490	139,778
China Development Finance Holding Corp.		1,906,800	584,605
China Life Insurance Co. Ltd.		548,071	518,283
China Steel Corp.		1,862,426	1,517,107
Chinatrust Financial Holding Co. Ltd.		2,640,579	1,690,994
Chinatrust Financial Holding Co. Ltd. rights 12/15/17(b)(c)		36,166	4,381
Chunghwa Telecom Co. Ltd.		554,000	1,893,370
Compal Electronics, Inc.		629,000	463,329
Delta Electronics, Inc.		286,621	1,378,991
E.SUN Financial Holdings Co. Ltd.		1,335,963	813,422
ECLAT Textile Co. Ltd.		24,941	298,335
EVA Airways Corp.		264,539	130,347
Evergreen Marine Corp. (Taiwan) (b)		234,720	140,577
Far Eastern Textile Ltd.		493,664	423,426
Far EasTone Telecommunications Co. Ltd.		222,000	521,521
Feng Tay Enterprise Co. Ltd.		45,436	205,033
First Financial Holding Co. Ltd.		1,348,651	870,372
Formosa Chemicals & Fibre Corp.		439,590	1,336,069
Formosa Petrochemical Corp.		188,000	658,106
Formosa Plastics Corp.		602,480	1,837,146
Formosa Taffeta Co. Ltd.		95,000	97,560
Foxconn Technology Co. Ltd.		138,535	441,742
Fubon Financial Holding Co. Ltd.		968,398	1,543,949
Giant Manufacturing Co. Ltd.		45,000	231,435
GlobalWafers Co. Ltd.		31,000	358,468
Highwealth Construction Corp.		106,480	142,383
HIWIN Technologies Corp.		33,624	336,932
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,295,488	8,530,581
Hotai Motor Co. Ltd.		40,000	464,530
HTC Corp. (b)		104,000	233,274
Hua Nan Financial Holdings Co. Ltd.		1,146,382	627,623
Innolux Corp.		1,315,427	576,138
Inventec Corp.		385,280	299,142
Largan Precision Co. Ltd.		15,000	2,844,416
Lite-On Technology Corp.		305,910	431,896
MediaTek, Inc.		222,970	2,533,918
Mega Financial Holding Co. Ltd.		1,662,246	1,307,161
Merida Industry Co. Ltd.		27,300	127,270
Micro-Star International Co. Ltd.		87,000	212,174
Nan Ya Plastics Corp.		692,780	1,710,227
Nanya Technology Corp.		108,000	293,132
Nien Made Enterprise Co. Ltd.		23,000	239,631
Novatek Microelectronics Corp.		89,000	329,269
Pegatron Corp.		286,000	740,195
Phison Electronics Corp.		20,000	237,906
Pou Chen Corp.		328,000	413,564
Powertech Technology, Inc.		101,000	316,023
President Chain Store Corp.		85,000	764,317
Quanta Computer, Inc.		405,000	954,111
Realtek Semiconductor Corp.		57,090	215,001
Ruentex Development Co. Ltd.		126,824	130,241
Ruentex Industries Ltd.		74,015	118,619
Shin Kong Financial Holding Co. Ltd.		1,248,331	399,708
Siliconware Precision Industries Co. Ltd.		280,000	444,387
Sinopac Holdings Co.		1,560,995	479,103
Standard Foods Corp.		88,986	220,561
Synnex Technology International Corp.		222,500	282,019
TaiMed Biologics, Inc. (b)		28,000	203,000
Taishin Financial Holdings Co. Ltd.		1,392,714	609,988
Taiwan Business Bank		503,009	139,029
Taiwan Cement Corp.		460,000	511,315
Taiwan Cooperative Financial Holding Co. Ltd.		1,121,100	606,342
Taiwan Fertilizer Co. Ltd.		102,000	133,347
Taiwan High Speed Rail Corp.		246,000	196,715
Taiwan Mobile Co. Ltd.		237,600	847,501
Taiwan Semiconductor Manufacturing Co. Ltd.		3,599,000	29,116,164
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,200	220,116
TECO Electric & Machinery Co. Ltd.		289,000	269,937
Transcend Information, Inc.		24,000	68,166
Unified-President Enterprises Corp.		707,080	1,478,069
United Microelectronics Corp.		1,773,000	915,707
Vanguard International Semiconductor Corp.		144,000	273,303
Wistron Corp.		380,213	317,286
WPG Holding Co. Ltd.		242,000	331,628
Yuanta Financial Holding Co. Ltd.		1,484,372	659,984
Yulon Motor Co. Ltd.		106,000	88,632

TOTAL TAIWAN			89,631,110

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		152,200	891,117
Airports of Thailand PCL (For. Reg.)		630,900	1,129,998
Bangkok Bank PCL (For. Reg.)		32,900	199,064
Bangkok Dusit Medical Services PCL (For. Reg.)		590,600	376,903
Bangkok Expressway and Metro PCL		1,146,300	269,149
Banpu PCL (For. Reg.)		255,700	134,700
BEC World PCL (For. Reg.)		143,400	75,110
Berli Jucker PCL (For. Reg)		187,300	301,642
BTS Group Holdings PCL		790,300	202,214
Bumrungrad Hospital PCL (For. Reg.)		52,200	345,695
C.P. ALL PCL		23,900	50,361
C.P. ALL PCL (For. Reg.)		710,500	1,497,140
Central Pattana PCL (For. Reg.)		205,600	492,029
Charoen Pokphand Foods PCL (For. Reg.)		495,000	387,417
Delta Electronics PCL (For. Reg.)		69,000	178,627
Electricity Generating PCL (For. Reg.)		17,900	123,931
Energy Absolute PCL		152,200	198,153
Glow Energy PCL (For. Reg.)		60,400	163,636
Home Product Center PCL (For. Reg.)		533,967	205,743
Indorama Ventures PCL (For. Reg.)		227,200	314,606
IRPC PCL (For. Reg.)		1,301,700	252,738
Kasikornbank PCL		60,500	415,232
Kasikornbank PCL (For. Reg.)		203,100	1,393,943
KCE Electronics PCL		37,800	113,787
Krung Thai Bank PCL (For. Reg.)		539,155	295,383
Minor International PCL (For. Reg.)		328,470	427,644
PTT Exploration and Production PCL (For. Reg.)		197,244	512,110
PTT Global Chemical PCL (For. Reg.)		318,139	766,138
PTT PCL		4,400	55,629
PTT PCL (For. Reg.)		152,200	1,924,262
Robinsons Department Store PCL (For. Reg.)		67,000	149,752
Siam Cement PCL (For. Reg.)		60,700	891,680
Siam Commercial Bank PCL (For. Reg.)		259,100	1,142,629
Thai Oil PCL (For. Reg.)		121,200	372,137
Thai Union Frozen Products PCL (For. Reg.)		313,600	172,754
TMB PCL (For. Reg.)		1,648,100	127,998
True Corp. PCL (For. Reg.) (b)		1,554,212	287,730

TOTAL THAILAND			16,838,781

Turkey - 0.3%
Akbank T.A.S.		315,124	831,514
Anadolu Efes Biracilik Ve Malt Sanayii A/S		34,172	197,814
Arcelik A/S		33,392	182,384
Aselsan A/S		32,410	289,965
Bim Birlesik Magazalar A/S JSC		31,033	632,759
Coca-Cola Icecek Sanayi A/S		9,660	98,292
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (b)		250,852	174,572
Eregli Demir ve Celik Fabrikalari T.A.S.		206,947	485,516
Ford Otomotiv Sanayi A/S		9,061	127,906
Haci Omer Sabanci Holding A/S		141,192	392,288
Koc Holding A/S		117,889	527,052
Petkim Petrokimya Holding A/S		87,649	153,416
TAV Havalimanlari Holding A/S		23,182	115,313
Tofas Turk Otomobil Fabrikasi A/S		16,659	135,606
Tupras Turkiye Petrol Rafinerileri A/S		18,974	682,725
Turk Hava Yollari AO (b)		88,450	242,019
Turk Sise ve Cam Fabrikalari A/S		100,247	117,594
Turk Telekomunikasyon (b)		70,506	119,878
Turkcell Iletisim Hizmet A/S		149,990	560,256
Turkiye Garanti Bankasi A/S		331,942	912,643
Turkiye Halk Bankasi A/S		82,712	241,145
Turkiye Is Bankasi A/S Series C		225,866	425,112
Turkiye Vakiflar Bankasi TAO		126,568	211,194
Ulker Biskuvi Sanayi A/S		20,985	111,963
Yapi ve Kredi Bankasi A/S (b)		112,952	136,964

TOTAL TURKEY			8,105,890

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		304,785	613,280
Aldar Properties PJSC		484,928	314,250
Damac Properties Dubai Co. PJSC (b)		273,239	293,873
DP World Ltd.		23,440	556,700
Dubai Islamic Bank Pakistan Ltd.		187,751	312,863
Dubai Parks and Resorts PJSC (b)		381,681	76,905
Emaar Malls Group PJSC		303,137	190,665
Emaar Properties PJSC		526,227	1,187,813
Emirates Telecommunications Corp.		250,593	1,217,945
National Bank of Abu Dhabi PJSC		208,700	588,143

TOTAL UNITED ARAB EMIRATES			5,352,437

United Kingdom - 11.1%
3i Group PLC		140,945	1,798,955
Admiral Group PLC		29,627	757,077
Anglo American PLC (United Kingdom)		195,997	3,696,451
Antofagasta PLC		55,687	705,955
Ashtead Group PLC		74,115	1,909,655
Associated British Foods PLC		51,960	2,299,436
AstraZeneca PLC (United Kingdom)		186,198	12,598,336
Auto Trader Group PLC		146,673	666,969
Aviva PLC		597,191	4,005,454
Babcock International Group PLC		38,045	410,299
BAE Systems PLC		468,919	3,693,834
Barclays PLC		2,507,181	6,187,003
Barratt Developments PLC		148,727	1,292,845
Berkeley Group Holdings PLC		19,233	955,613
BHP Billiton PLC		309,932	5,611,520
BP PLC		2,861,428	19,408,094
BP PLC sponsored ADR		5,615	228,362
British American Tobacco PLC (United Kingdom)		338,449	21,867,133
British Land Co. PLC		146,131	1,166,444
BT Group PLC		1,248,780	4,302,712
Bunzl PLC		48,972	1,525,239
Burberry Group PLC		63,591	1,606,399
Capita Group PLC		99,036	689,242
Carnival PLC		27,493	1,812,567
Carphone Warehouse Group PLC		139,453	321,162
Centrica PLC		818,327	1,845,490
Cobham PLC		356,949	658,974
Coca-Cola European Partners PLC		32,025	1,313,672
Compass Group PLC		232,640	5,107,453
ConvaTec Group PLC		196,380	510,950
Croda International PLC		18,860	1,048,046
Diageo PLC		370,195	12,641,729
Direct Line Insurance Group PLC		201,845	996,455
easyJet PLC		23,503	417,976
Fresnillo PLC		33,440	578,262
G4S PLC (United Kingdom)		223,914	835,670
GKN PLC		253,732	1,069,444
GlaxoSmithKline PLC		724,036	12,994,526
Hammerson PLC		117,315	816,454
Hargreaves Lansdown PLC		38,596	810,953
Hikma Pharmaceuticals PLC (a)		21,023	325,009
HSBC Holdings PLC (United Kingdom)		2,948,021	28,787,776
IMI PLC		41,186	668,449
Imperial Tobacco Group PLC		141,506	5,770,734
Inmarsat PLC		68,686	566,509
InterContinental Hotel Group PLC		26,335	1,459,233
Intertek Group PLC		23,409	1,686,669
Intu Properties PLC		121,233	347,794
Investec PLC		98,016	671,078
ITV PLC		532,540	1,163,497
J Sainsbury PLC		242,867	782,217
John Wood Group PLC		100,260	947,436
Johnson Matthey PLC		28,611	1,284,770
Kingfisher PLC		326,993	1,359,516
Land Securities Group PLC		107,877	1,384,054
Legal & General Group PLC		878,981	3,117,008
Lloyds Banking Group PLC		10,554,978	9,567,366
London Stock Exchange Group PLC		45,741	2,284,842
Marks & Spencer Group PLC		242,468	1,108,119
Mediclinic International PLC (a)		37,812	292,280
Mediclinic International PLC		15,488	119,336
Meggitt PLC		114,857	790,958
Merlin Entertainments PLC		106,736	536,992
Micro Focus International PLC		64,047	2,249,943
Mondi PLC		53,190	1,286,433
National Grid PLC		505,780	6,086,071
Next PLC		21,276	1,390,562
Old Mutual PLC		733,161	1,859,858
Pearson PLC		122,402	1,142,946
Persimmon PLC		44,612	1,660,225
Provident Financial PLC (a)		22,061	272,932
Prudential PLC		379,752	9,321,156
Reckitt Benckiser Group PLC		98,326	8,796,899
RELX PLC		157,802	3,632,103
Rio Tinto PLC		181,231	8,565,093
Rolls-Royce Holdings PLC		244,414	3,158,558
Royal Bank of Scotland Group PLC (b)		527,761	1,982,570
Royal Dutch Shell PLC:
Class A		14,722	463,563
Class A (United Kingdom)		638,501	20,099,879
Class A sponsored ADR		2,903	182,976
Class B (United Kingdom)		550,213	17,715,369
Royal Mail PLC		133,368	663,185
RSA Insurance Group PLC		151,194	1,263,084
Sage Group PLC		157,516	1,559,622
Schroders PLC		18,323	850,046
Scottish & Southern Energy PLC		150,374	2,760,120
Segro PLC		148,766	1,072,879
Severn Trent PLC		35,408	992,743
SKY PLC		150,969	1,890,804
Smith & Nephew PLC		127,600	2,406,738
Smiths Group PLC		58,566	1,221,993
St. James's Place Capital PLC		77,931	1,218,243
Standard Chartered PLC (United Kingdom) (b)		484,481	4,828,550
Standard Life PLC		395,638	2,258,455
Tate & Lyle PLC		70,623	606,404
Taylor Wimpey PLC		481,549	1,275,941
Tesco PLC		1,209,867	2,915,281
The Weir Group PLC		32,002	830,093
Travis Perkins PLC		37,467	756,379
Unilever PLC		188,495	10,682,765
United Utilities Group PLC		100,161	1,108,130
Vodafone Group PLC		3,895,480	11,142,392
Vodafone Group PLC sponsored ADR		2,563	74,276
Whitbread PLC		26,685	1,308,861
WM Morrison Supermarkets PLC		317,631	945,814
Worldpay Group PLC		291,741	1,572,664

TOTAL UNITED KINGDOM			352,257,050

United States of America - 0.1%
Southern Copper Corp.		12,736	547,011
Yum China Holdings, Inc.		56,719	2,288,612

TOTAL UNITED STATES OF AMERICA			2,835,623

TOTAL COMMON STOCKS
(Cost $2,605,258,916)			3,079,400,673

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Banco Bradesco SA (PN)		452,964	4,802,003
Braskem SA (PN-A)		25,300	404,948
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (b)		35,700	276,538
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (b)		23,100	538,080
Companhia Energetica de Minas Gerais (CEMIG) (PN)		118,787	280,691
Companhia Paranaense de Energia-Copel (PN-B)		13,500	103,129
Gerdau SA (PN)		136,800	457,910
Itau Unibanco Holding SA		475,881	6,117,078
Itausa-Investimentos Itau SA (PN)		586,679	1,879,496
Lojas Americanas SA (PN)		111,836	601,008
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)		572,100	2,932,815
Suzano Papel e Celulose SA		64,000	397,738
Telefonica Brasil SA		65,300	1,008,055
Vale SA (PN-A)		9,900	90,003

TOTAL BRAZIL			19,889,492

Chile - 0.0%
Embotelladora Andina SA Class B		33,119	167,299
Sociedad Quimica y Minera de Chile SA (PN-B)		14,000	835,557

TOTAL CHILE			1,002,856

Colombia - 0.1%
Bancolombia SA (PN)		66,897	637,732
Grupo Aval Acciones y Valores SA		550,742	229,019
Grupo de Inversiones Suramerica SA		18,037	222,702

TOTAL COLOMBIA			1,089,453

France - 0.0%
Air Liquide SA		8,120	1,033,871
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		7,797	680,449
Fuchs Petrolub AG		10,587	594,354
Henkel AG & Co. KGaA		26,476	3,716,289
Porsche Automobil Holding SE (Germany)		22,488	1,632,220
Volkswagen AG		27,317	4,960,770

TOTAL GERMANY			11,584,082

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		911,937	648,516
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,376	219,675
Hyundai Motor Co.		4,944	455,448
Hyundai Motor Co. Series 2		5,733	579,407
LG Chemical Ltd.		1,274	295,686
LG Household & Health Care Ltd.		393	230,227
Samsung Electronics Co. Ltd.		2,582	5,172,822

TOTAL KOREA (SOUTH)			6,953,265

Russia - 0.0%
AK Transneft OAO		72	227,770
Surgutneftegas OJSC		988,733	490,309

TOTAL RUSSIA			718,079

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)		11,243,044	14,932
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $34,825,728)			42,934,546
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	14,705

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.02% to 1.06% 12/28/17 to 1/11/18 (e)
(Cost $6,985,896)		7,000,000	6,985,763
		Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.10% (f)		45,276,151	45,285,206
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)		49,195,267	49,200,187
TOTAL MONEY MARKET FUNDS
(Cost $94,484,642)			94,485,393
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,741,569,141)			3,223,821,080
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(35,748,814)
NET ASSETS - 100%			$3,188,072,266

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	447	Dec. 2017	$44,865,390	$718,344	$718,344
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	283	Dec. 2017	15,907,430	401,665	401,665
TME S&P/TSX 60 Index Contracts (Canada)	29	Dec. 2017	4,251,205	187,889	187,889
TOTAL FUTURES CONTRACTS					$1,307,898

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,218,787.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$554,927
Fidelity Securities Lending Cash Central Fund	253,288
Total	$808,215

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$353,448,884	$217,096,786	$136,352,098	$--
Consumer Staples	296,878,969	119,309,800	177,295,891	273,278
Energy	208,983,506	106,417,245	102,566,261	--
Financials	720,870,477	481,830,941	239,035,154	4,382
Health Care	237,646,534	61,242,190	176,404,344	--
Industrials	372,406,679	208,751,590	163,655,089	--
Information Technology	363,793,168	181,950,103	181,843,064	1
Materials	246,720,662	161,509,974	85,210,688	--
Real Estate	98,599,839	78,329,107	20,270,732	--
Telecommunication Services	128,888,763	46,192,334	82,696,429	--
Utilities	94,097,738	70,303,885	23,793,853	--
Corporate Bonds	14,705	--	14,705	--
Government Obligations	6,985,763	--	6,985,763	--
Money Market Funds	94,485,393	94,485,393	--	--
Total Investments in Securities:	$3,223,821,080	$1,827,419,348	$1,396,124,071	$277,661
Derivative Instruments:
Assets
Futures Contracts	$1,307,898	$1,307,898	$--	$--
Total Assets	$1,307,898	$1,307,898	$--	$--
Total Derivative Instruments:	$1,307,898	$1,307,898	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$246,116,728
Level 2 to Level 1	$47,670,873

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,307,898	$0
Total Equity Risk	1,307,898	0
Total Value of Derivatives	$1,307,898	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $48,669,253) — See accompanying schedule: Unaffiliated issuers (cost $2,647,084,499)	$3,129,335,687
Fidelity Central Funds (cost $94,484,642)	94,485,393
Total Investment in Securities (cost $2,741,569,141)		$3,223,821,080
Foreign currency held at value (cost $1,327,079)		1,316,904
Receivable for fund shares sold		7,483,283
Dividends receivable		7,684,121
Distributions receivable from Fidelity Central Funds		89,911
Receivable for daily variation margin on futures contracts		289,363
Total assets		3,240,684,662
Liabilities
Payable for fund shares redeemed	$2,026,548
Accrued management fee	157,894
Other affiliated payables	65,282
Other payables and accrued expenses	1,161,622
Collateral on securities loaned	49,201,050
Total liabilities		52,612,396
Net Assets		$3,188,072,266
Net Assets consist of:
Paid in capital		$2,674,663,208
Undistributed net investment income		56,148,756
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,113,999)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		482,374,301
Net Assets		$3,188,072,266
Investor Class:
Net Asset Value, offering price and redemption price per share ($45,438,863 ÷ 3,370,823 shares)		$13.48
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,565,117,929 ÷ 116,055,923 shares)		$13.49
Institutional Class:
Net Asset Value, offering price and redemption price per share ($624,632,671 ÷ 46,299,276 shares)		$13.49
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($952,882,803 ÷ 70,591,686 shares)		$13.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$77,462,403
Interest		32,464
Income from Fidelity Central Funds		808,215
Income before foreign taxes withheld		78,303,082
Less foreign taxes withheld		(6,963,138)
Total income		71,339,944
Expenses
Management fee	$1,517,296
Transfer agent fees	716,698
Independent trustees' fees and expenses	9,083
Interest	2,512
Miscellaneous	7,592
Total expenses before reductions	2,253,181
Expense reductions	(434)	2,252,747
Net investment income (loss)		69,087,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,982)	(27,521,113)
Fidelity Central Funds	(4,172)
Foreign currency transactions	91,016
Futures contracts	14,519,982
Total net realized gain (loss)		(12,914,287)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $906,889)	499,577,752
Fidelity Central Funds	(8,824)
Assets and liabilities in foreign currencies	105,067
Futures contracts	1,262,482
Total change in net unrealized appreciation (depreciation)		500,936,477
Net gain (loss)		488,022,190
Net increase (decrease) in net assets resulting from operations		$557,109,387

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,087,197	$36,187,833
Net realized gain (loss)	(12,914,287)	(4,138,242)
Change in net unrealized appreciation (depreciation)	500,936,477	29,240,567
Net increase (decrease) in net assets resulting from operations	557,109,387	61,290,158
Distributions to shareholders from net investment income	(36,723,329)	(19,754,957)
Distributions to shareholders from net realized gain	(830,683)	–
Total distributions	(37,554,012)	(19,754,957)
Share transactions - net increase (decrease)	933,598,280	840,932,551
Redemption fees	37,194	80,968
Total increase (decrease) in net assets	1,453,190,849	882,548,720
Net Assets
Beginning of period	1,734,881,417	852,332,697
End of period	$3,188,072,266	$1,734,881,417
Other Information
Undistributed net investment income end of period	$56,148,756	$31,233,850

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global ex U.S. Index Fund Investor Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$11.32	$12.28	$12.44	$10.54
Income from Investment Operations
Net investment income (loss)A	.32	.31	.31	.37B	.29
Net realized and unrealized gain (loss)	2.26	(.26)C	(.98)	(.32)	1.76
Total from investment operations	2.58	.05	(.67)	.05	2.05
Distributions from net investment income	(.21)	(.25)	(.28)	(.18)	(.15)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.22)	(.25)	(.29)	(.21)	(.16)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01
Net asset value, end of period	$13.48	$11.12	$11.32	$12.28	$12.44
Total ReturnE	23.61%	.56%	(5.49)%	.46%	19.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.18%	.27%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.18%	.19%	.22%	.22%	.23%
Expenses net of all reductions	.18%	.19%	.22%	.22%	.23%
Net investment income (loss)	2.64%	2.87%	2.66%	3.00%B	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$45,439	$37,465	$18,132	$15,309	$10,037
Portfolio turnover rateH	9%	1%I	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Premium Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$11.32	$12.29	$12.44	$10.54
Income from Investment Operations
Net investment income (loss)A	.33	.32	.32	.38B	.30
Net realized and unrealized gain (loss)	2.26	(.27)C	(1.00)	(.31)	1.76
Total from investment operations	2.59	.05	(.68)	.07	2.06
Distributions from net investment income	(.22)	(.25)	(.28)	(.19)	(.16)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.22)D	(.25)	(.29)	(.22)	(.17)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01
Net asset value, end of period	$13.49	$11.12	$11.32	$12.29	$12.44
Total ReturnF	23.79%	.64%	(5.53)%	.59%	19.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%	.21%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.11%	.12%	.17%	.18%	.18%
Expenses net of all reductions	.11%	.12%	.17%	.18%	.18%
Net investment income (loss)	2.71%	2.95%	2.71%	3.04%B	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,565,118	$774,360	$563,796	$485,998	$281,895
Portfolio turnover rateI	9%	1%J	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.33	$12.29	$12.45	$10.55
Income from Investment Operations
Net investment income (loss)A	.33	.32	.33	.39B	.31
Net realized and unrealized gain (loss)	2.26	(.26)C	(.99)	(.33)	1.76
Total from investment operations	2.59	.06	(.66)	.06	2.07
Distributions from net investment income	(.22)	(.26)	(.29)	(.20)	(.17)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.23)	(.26)	(.30)	(.22)D	(.18)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01
Net asset value, end of period	$13.49	$11.13	$11.33	$12.29	$12.45
Total ReturnF	23.70%	.66%	(5.40)%	.56%	19.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.17%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.09%	.10%	.13%	.13%	.13%
Expenses net of all reductions	.09%	.10%	.13%	.13%	.13%
Net investment income (loss)	2.73%	2.97%	2.75%	3.09%B	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$624,633	$278,172	$182,432	$153,983	$66,248
Portfolio turnover rateI	9%	1%J	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Premium Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.33	$12.30	$12.45	$10.56
Income from Investment Operations
Net investment income (loss)A	.33	.32	.33	.39B	.32
Net realized and unrealized gain (loss)	2.27	(.26)C	(1.00)	(.31)	1.74
Total from investment operations	2.60	.06	(.67)	.08	2.06
Distributions from net investment income	(.22)	(.26)	(.29)	(.20)	(.17)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.23)	(.26)	(.30)	(.23)	(.18)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01
Net asset value, end of period	$13.50	$11.13	$11.33	$12.30	$12.45
Total ReturnE	23.83%	.68%	(5.45)%	.67%	19.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%	.14%	.20%	.20%	.19%
Expenses net of fee waivers, if any	.06%	.08%	.10%	.10%	.10%
Expenses net of all reductions	.06%	.08%	.10%	.10%	.10%
Net investment income (loss)	2.75%	2.99%	2.78%	3.12%B	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$952,883	$644,884	$87,972	$74,259	$62,884
Portfolio turnover rateH	9%	1%I	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$1,199,699,396	$322,827,606	$(68,134,780)	$254,692,826
Fidelity Global ex U.S. Index Fund	2,772,369,632	585,612,885	(133,973,548)	451,639,337

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$(17,151,687)	$(39,182,558)	$(56,334,245)	$(56,334,245)
Fidelity Global ex U.S. Index Fund	–	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Emerging Markets Index Fund	$22,231,261	$(56,334,245)	$254,662,712
Fidelity Global ex U.S. Index Fund	62,955,419	–	451,615,216

The tax character of distributions paid was as follows:

October 31, 2017
Ordinary Income
Fidelity Emerging Markets Index Fund	$12,638,479
Fidelity Global ex U.S. Index Fund	37,554,012

October 31, 2016
Ordinary Income
Fidelity Emerging Markets Index Fund	$11,347,194
Fidelity Global ex U.S. Index Fund	19,754,957

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Fidelity Emerging Markets Index and Fidelity Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees for Fidelity Global ex U.S. Index Fund effective December 12, 2016. In November 2017, the Board of Trustees approved the elimination of these redemption fees for Fidelity Emerging Markets Index Fund effective December 18, 2017.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Emerging Markets Index Fund
Equity Risk
Futures Contracts	$5,791,646	$336,845
Totals	$5,791,646	$336,845
Fidelity Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$14,519,982	$1,262,482
Totals	$14,519,982	$1,262,482

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	426,703,143	44,916,597
Fidelity Global ex U.S. Index Fund	1,225,447,527	211,847,939

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments received in-kind through subscriptions totaled $358,909,549 in exchange for 36,586,091 shares of the Fidelity Global ex U.S. Index Fund. The amount of in-kind exchanges is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% of average net assets for Fidelity Global ex U.S. Index Fund. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .09% to .08% of Fidelity Emerging Markets Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annual management fee rate was .09% of Fidelity Emerging Markets Index Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Emerging Markets Index Fund	.29%	.13%	.10%	.08%
Fidelity Global ex U.S. Index Fund	.17%	.10%	.08%	.06%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Emerging Markets Index Fund	.30%	.14%	.11%	.09%
Fidelity Global ex U.S. Index Fund	.18%	.11%	.09%	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets as noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, each class pays all or a portion of the transfer agent fees at annual rates based on class-level average net assets as noted in the table below and each Fund's Institutional Premium Class does not pay transfer agent fees.

	Received by FIIOC	Paid by Class Effective August 1, 2017	Paid by Class Prior to August 1, 2017
Fidelity Emerging Markets Index Fund
Investor Class	.21%	.21%	.21%
Premium Class	.11%	.05%	.05%
Institutional Class	.035%	.02%	.02%
Institutional Premium Class	.015%	–	–
Fidelity Global ex U.S. Index Fund
Investor Class	.21%	.11%	.12%
Premium Class	.11%	.04%	.05%
Institutional Class	.035%	.02%	.03%
Institutional Premium Class	.015%	–	–

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Emerging Markets Index Fund
Investor Class	$56,962.21
Premium Class	340,434.05
Institutional Class	40,669.02
Institutional Premium Class	–	–
	$438,065
Fidelity Global ex U.S. Index Fund
Investor Class	$46,603.12
Premium Class	526,986.05
Institutional Class	143,109.03
Institutional Premium Class	–	–
	$716,698

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Index Fund	Borrower	$8,658,000.85%		$204
Fidelity Global ex U.S. Index Fund	Borrower	$9,666,286	1.34%	$2,512

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$3,116
Fidelity Global ex U.S. Index Fund	7,592

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity Emerging Markets Index Fund	$89,727
Fidelity Global ex U.S. Index Fund	253,288

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Emerging Markets Index Fund	$445
Fidelity Global ex U.S. Index Fund	434

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2017	Year endedOctober 31, 2016
Fidelity Emerging Markets Index Fund
From net investment income
Investor Class	$290,141	$488,081
Premium Class	9,152,994	9,746,166
Institutional Class	3,191,048	1,107,403
Institutional Premium Class	4,296	5,544
Total	$12,638,479	$11,347,194
Fidelity Global ex U.S. Index Fund
From net investment income
Investor Class	$710,799	$469,634
Premium Class	15,744,134	13,089,736
Institutional Class	6,109,298	4,201,240
Institutional Premium Class	14,159,098	1,994,347
Total	$36,723,329	$19,754,957
From net realized gain
Investor Class	$16,844	$–
Premium Class	359,898	–
Institutional Class	138,257	–
Institutional Premium Class	315,684	–
Total	$830,683	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2017	Year ended October 31, 2016	Year ended October 31, 2017	Year ended October 31, 2016
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	4,595,198	3,308,302	$44,721,174	$26,744,334
Reinvestment of distributions	31,357	57,696	270,613	430,181
Shares redeemed	(3,918,080)	(4,014,907)	(38,590,456)	(33,349,297)
Net increase (decrease)	708,475	(648,909)	$6,401,331	$(6,174,782)
Premium Class
Shares sold	48,728,825	30,727,439	$475,643,280	$252,020,349
Reinvestment of distributions	970,483	1,221,061	8,365,562	9,103,784
Shares redeemed	(32,884,562)	(19,928,967)	(302,310,868)	(165,686,800)
Net increase (decrease)	16,814,746	12,019,533	$181,697,974	$95,437,333
Institutional Class
Shares sold	13,363,342	16,322,577	$130,227,940	$139,980,479
Reinvestment of distributions	348,827	148,530	3,010,374	1,107,403
Shares redeemed	(11,206,364)	(2,302,722)	(104,613,436)	(18,698,255)
Net increase (decrease)	2,505,805	14,168,385	$28,624,878	$122,389,627
Institutional Premium Class
Shares sold	18,939,252	5,848	$164,987,276	$47,523
Reinvestment of distributions	498	744	4,296	5,544
Shares redeemed	(1,806,984)	(5,598)	(18,355,507)	(43,839)
Net increase (decrease)	17,132,766	994	$146,636,065	$9,228
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	3,656,372	3,749,465	$44,410,333	$40,507,693
Reinvestment of distributions	65,700	43,616	720,731	453,168
Shares redeemed	(3,720,974)	(2,025,704)	(44,830,378)	(21,832,563)
Net increase (decrease)	1,098	1,767,377	$300,686	$19,128,298
Premium Class
Shares sold	71,331,726	35,170,899	$868,267,163	$376,550,580
Reinvestment of distributions	1,271,346	1,130,684	13,946,668	11,747,810
Shares redeemed	(26,167,162)	(16,480,126)	(320,300,835)	(174,387,185)
Net increase (decrease)	46,435,910	19,821,457	$561,912,996	$213,911,205
Institutional Class
Shares sold	46,688,077	15,322,148	$549,906,665	$167,125,457
Reinvestment of distributions	569,513	404,354	6,247,555	4,201,240
Shares redeemed	(25,958,123)	(6,834,241)	(326,220,950)	(73,128,133)
Net increase (decrease)	21,299,467	8,892,261	$229,933,270	$98,198,564
Institutional Premium Class
Shares sold	25,870,791	55,232,124(a)	$309,331,694	$564,411,113(a)
Reinvestment of distributions	1,318,286	191,949	14,474,782	1,994,347
Shares redeemed	(14,520,231)	(5,265,059)	(182,355,148)	(56,710,976)
Net increase (decrease)	12,668,846	50,159,014	$141,451,328	$509,694,484

 (a) Amount includes in-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Fidelity Emerging Markets Index Fund
Investor Class	.30%
Actual		$1,000.00	$1,158.20	$1.63
Hypothetical-C		$1,000.00	$1,023.69	$1.53
Premium Class	.14%
Actual		$1,000.00	$1,159.30	$.76
Hypothetical-C		$1,000.00	$1,024.50	$.71
Institutional Class	.10%
Actual		$1,000.00	$1,160.10	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Institutional Premium Class	.09%
Actual		$1,000.00	$1,160.10	$.49
Hypothetical-C		$1,000.00	$1,024.75	$.46
Fidelity Global ex U.S. Index Fund
Investor Class	.18%
Actual		$1,000.00	$1,120.50	$.96
Hypothetical-C		$1,000.00	$1,024.30	$.92
Premium Class	.11%
Actual		$1,000.00	$1,121.40	$.59
Hypothetical-C		$1,000.00	$1,024.65	$.56
Institutional Class	.09%
Actual		$1,000.00	$1,120.40	$.48
Hypothetical-C		$1,000.00	$1,024.75	$.46
Institutional Premium Class	.06%
Actual		$1,000.00	$1,121.30	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Emerging Markets Index Fund
Investor	12/11/17	12/08/17	$0.17800	$0.01400
Premium	12/11/17	12/08/17	$0.19565	$0.01400
Institutional	12/11/17	12/08/17	$0.19898	$0.01400
Institutional Premium	12/11/17	12/08/17	$0.20119	$0.01400
Fidelity Global ex U.S. Index Fund
Investor	12/11/17	12/08/17	$0.26800	$0.03000
Premium	12/11/17	12/08/17	$0.27740	$0.03000
Institutional	12/11/17	12/08/17	$0.28008	$0.03000
Institutional Premium	12/11/17	12/08/17	$0.28278	$0.03000

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor	Premium	Institutional	Institutional Premium
Fidelity Emerging Markets Index Fund
December, 2016	77.0%	70.0%	69.0%	68.0%
Fidelity Global ex U.S. Index Fund
December, 2016	94.0%	91.0%	90.0%	89.0%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Emerging Markets Index Fund
Investor	12/12/16	$0.1443	$0.0193
Premium	12/12/16	$0.1582	$0.0193
Institutional	12/12/16	$0.1608	$0.0193
Institutional Premium	12/12/16	$0.1626	$0.0193
Fidelity Global ex U.S. Index Fund
Investor	12/12/16	$0.2296	$0.0209
Premium	12/12/16	$0.2371	$0.0209
Institutional	12/12/16	$0.2392	$0.0209
Institutional Premium	12/12/16	$0.2424	$0.0209

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Index Fund
Fidelity Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to each fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the charts do not include hypothetical net management fees for 2016. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed a fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Emerging Markets Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.25% to 0.09%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

At its July 2017 meeting, the Board approved an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.09% to 0.08%.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Fidelity Global ex U.S. Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.20% to 0.06%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode. At its July 2017 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, and Premium Class of Fidelity Emerging Markets Index Fund ranked below the competitive median for 2016 and the total expense ratio of Investor Class ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the majority of the funds in the Total Mapped Group, which mostly includes funds with a developed markets focus, are not comparable because they are not emerging markets funds. The Board noted that the total expense ratio of Investor Class of Fidelity Emerging Markets Index Fund is lower than the Investor Class total expense ratio of the most comparable competitive fund.

The Board considered that current contractual arrangements for Fidelity Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.11% (0.10% effective August 1, 2017); Institutional Premium Class: 0.09% (0.08% effective August 1, 2017); Investor Class: 0.30% (0.29% effective August 1, 2017); and Premium Class: 0.14% (0.13% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board noted that the total expense ratio of each class of Fidelity Global ex U.S. Index Fund ranked below the competitive median for 2016.

The Board considered that current contractual arrangements for Fidelity Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.09% (0.08% effective August 1, 2017); Institutional Premium Class: 0.06%; Investor Class: 0.18% (0.17% effective August 1, 2017); and Premium Class: 0.11% (0.10% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class of Fidelity Emerging Markets Index Fund was above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

EMX-I-GUX-I-ANN-1217
1.929368.106

Fidelity® SAI International Minimum Volatility Index Fund

Fidelity® SAI U.S. Minimum Volatility Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Annual Report

October 31, 2017

Contents

Fidelity® SAI International Minimum Volatility Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® SAI U.S. Minimum Volatility Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® SAI International Minimum Volatility Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Life of fundA
Fidelity® SAI International Minimum Volatility Index Fund	14.15%	5.08%

 A From May 29, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI International Minimum Volatility Index Fund on May 29, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index performed over the same period.

Period Ending Values
$11,272	Fidelity® SAI International Minimum Volatility Index Fund
$11,376	MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index

Fidelity® SAI International Minimum Volatility Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the 12 months ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In the energy sector (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 14.15%, just shy of the 14.66% increase in the benchmark MSCI ACWI (All Country World Index) ex USA Minimum Volatility Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment, many more stocks contributed than detracted over the past 12 months. On an absolute basis, the top individual contributor to performance was Japanese temporary staffing company Recruit Holdings (+84%). Hong Kong-based banking company Hang Seng Bank (+36%) also performed well, as did a couple of Danish firms: alternative-energy company Orsted (+68%) and DSV (+73%), a global logistics and transportation provider. In contrast, ConvaTec Group (-37%), a U.K.-based medical technology company, saw its shares plunge in October, as the company’s decision to move production to the Dominican Republic was detrimental in light of that country’s devastating hurricane. China Huishan Dairy (-85%) saw its shares suspended in March after the company fell behind on loan payments and faced severe financial stress. Japan-based Nomura Real Estate Master Fund (-20%) also struggled.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® SAI International Minimum Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Japan	20.5%
Canada	12.1%
United Kingdom	10.2%
Switzerland	10.1%
Taiwan	7.4%
Hong Kong	6.5%
United States of America*	4.6%
Denmark	3.3%
France	2.3%
Other	23.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2017
Japan	20.9%
Canada	11.8%
United Kingdom	11.3%
Switzerland	9.5%
Taiwan	7.9%
Hong Kong	7.0%
Denmark	2.6%
Singapore	2.3%
France	1.9%
Other*	24.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.1	100.0
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)	0.0

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3	1.3
Yum China Holdings, Inc. (United States of America, Hotels, Restaurants & Leisure)	1.3	0.0
Hang Seng Bank Ltd. (Hong Kong, Banks)	1.3	1.2
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.2	1.4
CLP Holdings Ltd. (Hong Kong, Electric Utilities)	1.2	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.4
Recruit Holdings Co. Ltd. (Japan, Professional Services)	1.1	0.8
Novartis AG (Switzerland, Pharmaceuticals)	1.1	1.1
Swisscom AG (Switzerland, Diversified Telecommunication Services)	1.0	1.0
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.0	1.1
	11.6

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	19.2
Consumer Staples	13.5	15.0
Health Care	12.3	13.0
Industrials	11.7	12.1
Consumer Discretionary	9.2	7.7
Telecommunication Services	8.8	9.3
Utilities	7.1	7.8
Information Technology	5.5	4.7
Real Estate	3.4	4.8
Materials	2.2	3.1

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® SAI International Minimum Volatility Index Fund

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 0.1%
CSL Ltd.	10,212	$1,085,843
Healthscope Ltd.	6	9
Medibank Private Ltd.	5	12
Sonic Healthcare Ltd.	96,295	1,604,435
Telstra Corp. Ltd.	793	2,152
The GPT Group unit	4	16
Transurban Group unit	1	9

TOTAL AUSTRALIA		2,692,476

Bailiwick of Jersey - 0.0%
Randgold Resources Ltd.	10	983
Belgium - 0.8%
Colruyt NV	103,292	5,283,237
Proximus	87,539	2,907,159
UCB SA	89,336	6,502,899

TOTAL BELGIUM		14,693,295

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	1,118,500	9,734,939
Cosco Shipping Ports Ltd.	827,080	958,392
Credicorp Ltd. (United States)	25,355	5,310,351
Jardine Matheson Holdings Ltd.	13,500	864,810
Sihuan Pharmaceutical Holdings Group Ltd.	2,815,000	1,017,548
Yue Yuen Industrial (Holdings) Ltd.	1,277,000	4,894,288

TOTAL BERMUDA		22,780,328

Canada - 11.6%
Agnico Eagle Mines Ltd. (Canada)	11	491
Bank of Montreal	203,016	15,552,338
Bank of Nova Scotia	205,811	13,285,745
BCE, Inc.	263,103	12,148,706
Canadian Imperial Bank of Commerce	160,434	14,122,072
Canadian Tire Ltd. Class A (non-vtg.)	31,479	3,862,589
CCL Industries, Inc. Class B	23,762	1,145,276
Constellation Software, Inc.	5,257	2,990,879
Dollarama, Inc.	9,423	1,048,940
Emera, Inc.	51,010	1,921,623
Fairfax Financial Holdings Ltd. (sub. vtg.)	9,746	5,132,571
First Capital Realty, Inc.	177,583	2,816,331
Franco-Nevada Corp.	103,024	8,186,978
George Weston Ltd.	48,058	4,035,069
Goldcorp, Inc.	90	1,175
Great-West Lifeco, Inc.	123,942	3,448,971
H&R REIT/H&R Finance Trust	150,443	2,497,860
Hydro One Ltd.	512,264	9,057,237
Intact Financial Corp.	222,082	18,152,505
Jean Coutu Group, Inc. Class A (sub. vtg.)	83,505	1,584,530
Loblaw Companies Ltd.	89,169	4,601,870
Metro, Inc. Class A (sub. vtg.)	176,849	5,566,885
National Bank of Canada	26,246	1,273,748
Open Text Corp.	131,743	4,606,563
RioCan (REIT)	121,894	2,312,027
Rogers Communications, Inc. Class B (non-vtg.)	143,445	7,442,995
Royal Bank of Canada	196,948	15,398,919
Shaw Communications, Inc. Class B	385,751	8,808,793
Smart (REIT)	75,338	1,692,346
TELUS Corp.	311,659	11,286,496
The Toronto-Dominion Bank	197,544	11,230,042
Thomson Reuters Corp.	246,129	11,508,024
TransCanada Corp.	97,935	4,649,654

TOTAL CANADA		211,370,248

Cayman Islands - 0.4%
China Huishan Dairy Holdings Co. Ltd. (a)	5,145,000	276,989
Shenzhou International Group Holdings Ltd.	772,499	6,594,769

TOTAL CAYMAN ISLANDS		6,871,758

Chile - 0.9%
Banco de Chile	43,106,200	6,603,589
Banco de Credito e Inversiones	39,988	2,689,114
Colbun SA	175	41
Compania de Petroleos de Chile SA (COPEC)	227	3,497
S.A.C.I. Falabella	766,755	7,348,897

TOTAL CHILE		16,645,138

China - 1.6%
Agricultural Bank of China Ltd. (H Shares)	5,880,000	2,766,119
Bank of China Ltd. (H Shares)	6,452,000	3,217,151
China Construction Bank Corp. (H Shares)	10,179,000	9,081,170
China Telecom Corp. Ltd. (H Shares)	3,482,000	1,745,151
Industrial & Commercial Bank of China Ltd. (H Shares)	8,539,000	6,775,247
Jiangsu Expressway Co. Ltd. (H Shares)	2,088,000	3,201,025
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,516,000	1,806,035

TOTAL CHINA		28,591,898

Czech Republic - 0.1%
Komercni Banka A/S	30,921	1,329,253
MONETA Money Bank A/S	272,975	933,087

TOTAL CZECH REPUBLIC		2,262,340

Denmark - 3.3%
Christian Hansen Holding A/S	51,650	4,519,602
Coloplast A/S Series B	44,639	3,927,072
Danske Bank A/S	34,446	1,314,052
DONG Energy A/S	253,545	14,208,760
DSV de Sammensluttede Vognmaend A/S	146,583	11,335,186
H Lundbeck A/S	119,139	7,079,429
ISS Holdings A/S	162,052	6,859,290
Tryg A/S	176,164	4,194,348
William Demant Holding A/S (b)	206,225	5,949,559

TOTAL DENMARK		59,387,298

Egypt - 0.1%
Commercial International Bank SAE	301,479	1,350,410
Commercial International Bank SAE sponsored GDR	55,327	252,568

TOTAL EGYPT		1,602,978

Finland - 0.8%
Elisa Corp. (A Shares)	28,133	1,133,539
Neste Oyj	106,873	5,954,405
Orion Oyj (B Shares)	68,400	2,804,586
Sampo Oyj (A Shares)	87,097	4,563,443

TOTAL FINLAND		14,455,973

France - 2.3%
Aeroports de Paris	51,167	8,618,432
Atos Origin SA	14,502	2,253,480
BIC SA	10	1,056
Danone SA	34,201	2,795,288
Dassault Systemes SA	12,820	1,361,476
Essilor International SA	22,321	2,826,267
Hermes International SCA	9,425	4,891,565
L'Oreal SA	35,424	7,884,094
Sanofi SA	19,996	1,893,354
SCOR SE	1	42
SEB SA	5,673	1,057,311
Sodexo SA	30,900	3,932,330
Thales SA	31,057	3,237,095
Total SA	27,484	1,531,907

TOTAL FRANCE		42,283,697

Germany - 2.2%
Beiersdorf AG	9,081	1,018,662
Fresenius Medical Care AG & Co. KGaA	59,815	5,791,407
Innogy SE	201,168	9,361,505
MAN SE	60,553	6,692,376
Merck KGaA	9,273	992,564
Muenchener Rueckversicherungs AG	4,356	974,478
SAP SE	29,790	3,403,884
TUI AG (GB)	596,897	10,781,655

TOTAL GERMANY		39,016,531

Hong Kong - 6.5%
China Mobile Ltd.	727,000	7,312,436
CLP Holdings Ltd.	2,052,000	20,871,408
CSPC Pharmaceutical Group Ltd.	2,810,000	4,884,200
Guangdong Investment Ltd.	3,298,000	4,777,014
Hang Seng Bank Ltd.	969,700	22,957,878
HK Electric Investments & HK Electric Investments Ltd. unit	4,553,500	4,190,803
Hong Kong & China Gas Co. Ltd.	6,033,178	11,436,641
Link (REIT)	1,128,000	9,477,837
MTR Corp. Ltd.	2,553,511	14,794,613
Power Assets Holdings Ltd.	1,475,500	12,785,372
Sun Hung Kai Properties Ltd.	70,000	1,144,923
Swire Properties Ltd.	400	1,351
Techtronic Industries Co. Ltd.	441,000	2,586,170

TOTAL HONG KONG		117,220,646

India - 0.7%
Asian Paints Ltd.	174,945	3,190,483
Bharat Petroleum Corp. Ltd.	311,707	2,607,267
Divi's Laboratories Ltd.	119	1,622
Hindustan Unilever Ltd.	173,245	3,310,919
Indian Oil Corp. Ltd.	189,706	1,217,341
Wipro Ltd.	639,511	2,907,204

TOTAL INDIA		13,234,836

Indonesia - 1.6%
PT AKR Corporindo Tbk	1,758,000	965,685
PT Bank Central Asia Tbk	5,572,500	8,587,300
PT Bank Rakyat Indonesia Tbk	3,201,400	3,682,348
PT Hanjaya Mandala Sampoerna Tbk	14,588,500	4,281,086
PT Indofood CBP Sukses Makmur Tbk	1,847,800	1,198,941
PT Indofood Sukses Makmur Tbk	2,849,700	1,722,952
PT Jasa Marga Tbk	1,377	660
PT Kalbe Farma Tbk	13,233,600	1,561,199
PT Telkomunikasi Indonesia Tbk Series B	12,246,200	3,653,862
PT Unilever Indonesia Tbk	797,900	2,918,034
PT Waskita Karya Persero Tbk	8,240,500	1,288,100

TOTAL INDONESIA		29,860,167

Ireland - 1.0%
Kerry Group PLC Class A	91,457	9,209,837
Paddy Power Betfair PLC (Ireland)	29,763	3,043,976
Ryanair Holdings PLC sponsored ADR (b)	54,412	6,100,129

TOTAL IRELAND		18,353,942

Israel - 1.4%
Azrieli Group	73,102	4,125,060
Bank Hapoalim BM (Reg.)	925,866	6,552,384
Bank Leumi le-Israel BM	1,070,779	5,920,644
Bezeq The Israel Telecommunication Corp. Ltd.	1,425	2,128
Check Point Software Technologies Ltd. (b)	25,478	2,999,015
Mizrahi Tefahot Bank Ltd.	239,597	4,322,782
NICE Systems Ltd.	12,112	998,197
Teva Pharmaceutical Industries Ltd. sponsored ADR	60	828

TOTAL ISRAEL		24,921,038

Italy - 0.4%
Snam Rete Gas SpA	1,489,339	7,609,081
Japan - 20.5%
ABC-MART, Inc.	56,800	2,865,161
Ajinomoto Co., Inc.	223,900	4,504,104
All Nippon Airways Ltd.	199,900	7,683,158
Asahi Group Holdings	102,600	4,684,552
Astellas Pharma, Inc.	754,900	10,046,856
Benesse Holdings, Inc.	123,500	4,186,672
Canon, Inc.	340,700	12,799,111
Chugai Pharmaceutical Co. Ltd.	79,100	3,771,232
Coca-Cola West Co. Ltd.	28,800	1,007,693
Daiichi Sankyo Kabushiki Kaisha	169,900	3,902,381
Dainippon Sumitomo Pharma Co. Ltd.	129,100	1,842,551
Daito Trust Construction Co. Ltd.	7,300	1,276,291
Daiwa House REIT Investment Corp.	329	768,810
East Japan Railway Co.	39,600	3,840,393
Eisai Co. Ltd.	58,700	3,267,045
FamilyMart Co. Ltd.	131,100	7,451,393
Hankyu Hanshin Holdings, Inc.	29,000	1,130,633
Hisamitsu Pharmaceutical Co., Inc.	57,300	3,154,848
Idemitsu Kosan Co. Ltd.	71,900	2,101,625
Japan Airlines Co. Ltd.	206,100	7,054,252
Japan Prime Realty Investment Corp.	1,430	4,599,332
Japan Real Estate Investment Corp.	738	3,459,852
Japan Retail Fund Investment Corp.	694	1,231,613
Kajima Corp.	671,000	6,959,272
Kao Corp.	35,500	2,145,448
Keihin Electric Express Railway Co. Ltd.	252,500	5,223,108
Keyence Corp.	3,700	2,054,332
Kirin Holdings Co. Ltd.	404,500	9,709,564
Konami Holdings Corp.	113,200	5,513,431
Kyowa Hakko Kirin Co., Ltd.	53,500	987,556
Kyushu Railway Co.	275,500	8,805,420
Lawson, Inc.	86,300	5,635,289
McDonald's Holdings Co. (Japan) Ltd. (c)	114,500	4,915,775
Meiji Holdings Co. Ltd.	55,900	4,569,824
Miraca Holdings, Inc.	30,200	1,405,115
Mitsubishi Tanabe Pharma Corp.	386,700	8,511,030
Nagoya Railroad Co. Ltd.	241,000	5,414,283
New Hampshire Foods Ltd.	230,000	6,615,941
Nikon Corp.	100	1,899
Nippon Building Fund, Inc.	333	1,607,773
Nippon Prologis REIT, Inc.	2,726	5,731,723
Nippon Telegraph & Telephone Corp.	234,800	11,351,999
Nissin Food Holdings Co. Ltd.	101,100	6,365,970
Nitori Holdings Co. Ltd.	63,700	9,257,607
Nomura Real Estate Master Fund, Inc.	5,419	6,777,788
Nomura Research Institute Ltd.	88,914	3,769,520
NTT Data Corp.	463,200	5,394,789
NTT DOCOMO, Inc.	444,000	10,753,129
Obayashi Corp.	245,800	3,218,332
Oracle Corp. Japan	66,000	5,584,625
Oriental Land Co. Ltd.	60,300	4,822,993
Osaka Gas Co. Ltd.	126,900	2,457,933
Otsuka Corp.	90,000	6,135,166
Otsuka Holdings Co. Ltd.	350,700	14,650,368
Park24 Co. Ltd.	155,500	3,594,430
Recruit Holdings Co. Ltd.	795,200	19,496,437
Ryohin Keikaku Co. Ltd.	4,800	1,415,986
Sankyo Co. Ltd. (Gunma)	76,900	2,482,147
Santen Pharmaceutical Co. Ltd.	171,000	2,717,232
Secom Co. Ltd.	92,600	7,050,757
Shimamura Co. Ltd.	20,700	2,306,150
Shionogi & Co. Ltd.	39,700	2,137,333
Showa Shell Sekiyu K.K.	94,900	1,119,559
Suntory Beverage & Food Ltd.	239,500	11,019,965
Taisei Corp.	59,300	3,285,636
Taisho Pharmaceutical Holdings Co. Ltd.	54,200	4,127,674
Takeda Pharmaceutical Co. Ltd.	201,100	11,339,010
Terumo Corp.	38,500	1,604,307
Tobu Railway Co. Ltd.	158,600	4,652,827
Toray Industries, Inc.	239,800	2,427,170
Toyo Suisan Kaisha Ltd.	152,500	5,866,687
Tsuruha Holdings, Inc.	16,400	2,033,315
United Urban Investment Corp.	1,966	2,828,319
USS Co. Ltd.	67,100	1,356,414
West Japan Railway Co.	17,600	1,241,082
Yamada Denki Co. Ltd.	518,000	2,755,346
Yamazaki Baking Co. Ltd.	96,100	1,729,795

TOTAL JAPAN		371,564,138

Korea (South) - 1.6%
Dongbu Insurance Co. Ltd.	29,448	1,856,813
Kangwon Land, Inc.	37,392	1,147,086
Kia Motors Corp.	24,286	768,922
KT Corp.	37,881	996,233
KT Corp. sponsored ADR	25,100	361,189
KT&G Corp.	55,643	5,275,209
S1 Corp.	29,425	2,410,656
Samsung Biologics Co. Ltd.	18,810	6,460,160
Samsung Fire & Marine Insurance Co. Ltd.	11,685	2,853,084
Samsung Life Insurance Co. Ltd.	7,959	960,983
SK Telecom Co. Ltd.	22,294	5,273,808

TOTAL KOREA (SOUTH)		28,364,143

Luxembourg - 0.2%
RTL Group SA	34,787	2,580,823
SES SA (France) (depositary receipt)	62,000	1,008,201

TOTAL LUXEMBOURG		3,589,024

Malaysia - 1.6%
Hong Leong Bank Bhd	1,105,200	4,162,781
IHH Healthcare Bhd	1,471,500	1,961,073
Malayan Banking Bhd	3,726,227	8,144,518
PPB Group Bhd	216,100	856,843
Public Bank Bhd	2,283,200	11,038,344
Telekom Malaysia Bhd	1,331,800	1,998,329
Tenaga Nasional Bhd	496,300	1,759,097

TOTAL MALAYSIA		29,920,985

Multi-National - 0.4%
HKT Trust/HKT Ltd. unit	6,513,000	7,956,122
Netherlands - 0.1%
Koninklijke Ahold Delhaize NV	131,741	2,479,122
NN Group NV	1	42
QIAGEN NV (Germany)	144	4,877

TOTAL NETHERLANDS		2,484,041

New Zealand - 0.3%
Auckland International Airport Ltd.	279,247	1,190,483
Meridian Energy Ltd.	501,422	977,901
Ryman Healthcare Group Ltd.	404,962	2,577,174
Spark New Zealand Ltd.	405,554	1,021,276

TOTAL NEW ZEALAND		5,766,834

Pakistan - 0.1%
Habib Bank Ltd.	331,700	505,383
MCB Bank Ltd.	369,600	697,480

TOTAL PAKISTAN		1,202,863

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	888,160	1,289,571
Aboitiz Power Corp.	2,472,500	2,037,031
Bank of the Philippine Islands (BPI)	1,350,310	2,565,263
BDO Unibank, Inc.	2,440,073	6,503,960
Jollibee Food Corp.	258,030	1,245,495
Metro Pacific Investments Corp.	23,200	3,058
Universal Robina Corp.	317,960	881,416

TOTAL PHILIPPINES		14,525,794

Qatar - 0.4%
Doha Bank	32,655	252,900
Qatar Electricity & Water Co.	33,344	1,675,785
Qatar National Bank SAQ	174,310	5,816,317
The Commercial Bank of Qatar	100	725

TOTAL QATAR		7,745,727

Singapore - 1.9%
CapitaMall Trust	597,300	885,149
DBS Group Holdings Ltd.	183,023	3,058,663
Oversea-Chinese Banking Corp. Ltd.	570,820	4,983,316
Singapore Airlines Ltd.	923,500	6,957,923
Singapore Airport Terminal Service Ltd.	1,161,800	4,005,913
Singapore Press Holdings Ltd.	1,803,100	3,571,543
Singapore Telecommunications Ltd.	3,423,700	9,418,880
StarHub Ltd.	200	386
United Overseas Bank Ltd.	94,965	1,715,236

TOTAL SINGAPORE		34,597,009

South Africa - 0.0%
Fortress Income Fund Ltd. Class A	14	17
Sweden - 0.1%
Swedish Match Co. AB	24,740	932,074
Switzerland - 10.1%
Baloise Holdings AG	34,477	5,436,007
Barry Callebaut AG	3,436	5,362,454
Ems-Chemie Holding AG	5,282	3,462,565
Givaudan SA	2,184	4,877,414
Kuehne & Nagel International AG	59,067	10,313,709
Lindt & Spruengli AG	105	7,289,430
Lindt & Spruengli AG (participation certificate)	1,621	9,383,326
Nestle SA (Reg. S)	293,026	24,654,782
Novartis AG	235,032	19,385,274
Partners Group Holding AG	4,575	3,077,056
Roche Holding AG (participation certificate)	89,717	20,736,390
Schindler Holding AG (Reg.)	5,720	1,263,084
SGS SA (Reg.)	1,393	3,440,075
Sika AG	1,088	8,053,806
Sonova Holding AG Class B	90,136	16,271,732
Straumann Holding AG	3,669	2,561,478
Swiss Life Holding AG	5,240	1,821,513
Swiss Prime Site AG	101,900	8,697,223
Swiss Re Ltd.	88,975	8,369,973
Swisscom AG	36,931	18,657,068

TOTAL SWITZERLAND		183,114,359

Taiwan - 7.4%
ASUSTeK Computer, Inc.	592,000	5,126,817
Chang Hwa Commercial Bank	7,882,391	4,276,232
Chicony Electronics Co. Ltd.	630	1,578
China Airlines Ltd. (b)	4,395,000	1,793,699
Chinatrust Financial Holding Co. Ltd.	1,726,700	1,105,757
Chinatrust Financial Holding Co. Ltd. rights 12/15/17(a)(b)	23,649	2,865
Chunghwa Telecom Co. Ltd.	6,549,000	22,382,098
E.SUN Financial Holdings Co. Ltd.	6,492,519	3,953,073
EVA Airways Corp.	3,589,689	1,768,760
Far EasTone Telecommunications Co. Ltd.	2,722,000	6,394,505
First Financial Holding Co. Ltd.	15,599,660	10,067,469
Formosa Petrochemical Corp.	1,050,000	3,675,592
Formosa Taffeta Co. Ltd.	1,239,000	1,272,382
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,409,300	5,237,295
Hua Nan Financial Holdings Co. Ltd.	12,098,161	6,623,520
Lite-On Technology Corp.	2,020,428	2,852,519
Mega Financial Holding Co. Ltd.	11,858,789	9,325,546
President Chain Store Corp.	387,000	3,479,892
Siliconware Precision Industries Co. Ltd.	3,391,000	5,381,842
Sinopac Holdings Co.	7,811,182	2,397,420
Standard Foods Corp.	479,347	1,188,109
Synnex Technology International Corp.	1,193,750	1,513,081
Taishin Financial Holdings Co. Ltd.	2,558,388	1,120,536
Taiwan Business Bank	6,472,594	1,788,994
Taiwan Cooperative Financial Holding Co. Ltd.	13,429,024	7,263,026
Taiwan Mobile Co. Ltd.	2,742,000	9,780,510
Taiwan Semiconductor Manufacturing Co. Ltd.	1,754,000	14,189,984

TOTAL TAIWAN		133,963,101

Thailand - 1.6%
Advanced Info Service PCL (For. Reg.)	301,700	1,766,425
Bangkok Bank PCL	24,800	150,054
Bangkok Bank PCL (For. Reg.)	401,100	2,426,884
Bangkok Dusit Medical Services PCL (For. Reg.)	2,806,100	1,790,768
Bangkok Expressway and Metro PCL	5,564,600	1,306,559
BTS Group Holdings PCL	10,055,900	2,573,003
Bumrungrad Hospital PCL (For. Reg.)	288,500	1,910,596
C.P. ALL PCL (For. Reg.)	615,300	1,296,538
Electricity Generating PCL (For. Reg.)	223,700	1,548,796
Glow Energy PCL (For. Reg.)	442,200	1,198,013
Kasikornbank PCL	139,400	956,749
Kasikornbank PCL (For. Reg.)	436,400	2,995,160
KCE Electronics PCL	279,500	841,361
Krung Thai Bank PCL (For. Reg.)	6,009,000	3,292,107
Siam Cement PCL (For. Reg.)	296,800	4,359,976

TOTAL THAILAND		28,412,989

United Arab Emirates - 0.5%
DP World Ltd.	72,804	1,729,095
Dubai Islamic Bank Pakistan Ltd.	564,565	940,775
Emirates Telecommunications Corp.	619,880	3,012,772
National Bank of Abu Dhabi PJSC	1,148,203	3,235,784

TOTAL UNITED ARAB EMIRATES		8,918,426

United Kingdom - 10.2%
Admiral Group PLC	230,901	5,900,353
AstraZeneca PLC (United Kingdom)	128,787	8,713,853
Auto Trader Group PLC	159,590	725,706
Babcock International Group PLC	91	981
British American Tobacco PLC (United Kingdom)	158,327	10,229,481
Bunzl PLC	141,281	4,400,213
Carnival PLC	60,914	4,015,956
Centrica PLC	1	2
Coca-Cola European Partners PLC	99,488	4,081,017
Compass Group PLC	841,341	18,471,069
ConvaTec Group PLC	2,016,337	5,246,198
Diageo PLC	443,454	15,143,439
Direct Line Insurance Group PLC	240,700	1,188,272
Fresnillo PLC	1	17
GlaxoSmithKline PLC	546,210	9,803,021
HSBC Holdings PLC (United Kingdom)	349,274	3,410,702
Imperial Tobacco Group PLC	194,039	7,913,075
Kingfisher PLC	1,917,965	7,974,192
Merlin Entertainments PLC	522,186	2,627,135
National Grid PLC	1,427,449	17,176,550
Reckitt Benckiser Group PLC	199,950	17,888,860
RELX PLC	435,954	10,034,283
Royal Mail PLC	1,300,291	6,465,819
Scottish & Southern Energy PLC	400,676	7,354,421
Severn Trent PLC	82,535	2,314,054
Smith & Nephew PLC	211,496	3,989,149
Tate & Lyle PLC	614,256	5,274,303
Unilever PLC	6	340
United Utilities Group PLC	167,036	1,848,001
Vodafone Group PLC	777,015	2,222,526
Worldpay Group PLC	222,619	1,200,054

TOTAL UNITED KINGDOM		185,613,042

United States of America - 1.3%
Yum China Holdings, Inc.	579,461	23,381,251
TOTAL COMMON STOCKS
(Cost $1,578,589,668)		1,745,906,590

Nonconvertible Preferred Stocks - 0.0%
Colombia - 0.0%
Grupo Aval Acciones y Valores SA
(Cost $26)	82	34
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1% to 1.07% 11/2/17 to 2/8/18 (d)
(Cost $2,996,808)	$3,000,000	2,996,673
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.10% (e)	56,247,080	56,258,330
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	379,768	379,806
TOTAL MONEY MARKET FUNDS
(Cost $56,638,136)		56,638,136
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,638,224,638)		1,805,541,433
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,915,299
NET ASSETS - 100%		$1,814,456,732

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	443	Dec. 2017	$44,463,910	$518,450	$518,450
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	278	Dec. 2017	15,626,380	230,861	230,861
TME S&P/TSX 60 Index Contracts (Canada)	56	Dec. 2017	8,209,224	286,699	286,699
TOTAL FUTURES CONTRACTS					$1,036,010

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Level 3 security

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,440,704.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$294,947
Fidelity Securities Lending Cash Central Fund	76,093
Total	$371,040

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$163,281,488	$114,925,190	$48,356,298	$--
Consumer Staples	252,637,643	100,424,830	151,935,824	276,989
Energy	30,469,928	25,716,837	4,753,091	--
Financials	376,894,357	364,675,370	12,216,122	2,865
Health Care	224,605,137	80,828,151	143,776,986	--
Industrials	205,705,284	122,420,609	83,284,675	--
Information Technology	99,841,909	30,782,261	69,059,648	--
Materials	40,225,936	37,797,783	2,428,153	--
Real Estate	61,931,641	33,650,140	28,281,501	--
Telecommunication Services	160,981,879	97,033,636	63,948,243	--
Utilities	129,331,422	115,436,848	13,894,574	--
Government Obligations	2,996,673	--	2,996,673	--
Money Market Funds	56,638,136	56,638,136	--	--
Total Investments in Securities:	$1,805,541,433	$1,180,329,791	$624,931,788	$279,854
Derivative Instruments:
Assets
Futures Contracts	$1,036,010	$1,036,010	$--	$--
Total Assets	$1,036,010	$1,036,010	$--	$--
Total Derivative Instruments:	$1,036,010	$1,036,010	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$240,743,597
Level 2 to Level 1	$42,547,171

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,036,010	$0
Total Equity Risk	1,036,010	0
Total Value of Derivatives	$1,036,010	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $361,266) — See accompanying schedule: Unaffiliated issuers (cost $1,581,586,502)	$1,748,903,297
Fidelity Central Funds (cost $56,638,136)	56,638,136
Total Investment in Securities (cost $1,638,224,638)		$1,805,541,433
Foreign currency held at value (cost $1,533,806)		1,523,365
Receivable for fund shares sold		4,961,938
Dividends receivable		4,394,705
Distributions receivable from Fidelity Central Funds		51,581
Receivable for daily variation margin on futures contracts		300,639
Prepaid expenses		3,205
Receivable from investment adviser for expense reductions		132,692
Other receivables		666
Total assets		1,816,910,224
Liabilities
Payable for fund shares redeemed	$1,137,386
Accrued management fee	221,416
Other affiliated payables	148,847
Other payables and accrued expenses	566,499
Collateral on securities loaned	379,344
Total liabilities		2,453,492
Net Assets		$1,814,456,732
Net Assets consist of:
Paid in capital		$1,657,670,238
Undistributed net investment income		27,381,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(38,568,917)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		167,973,825
Net Assets, for 167,542,932 shares outstanding		$1,814,456,732
Net Asset Value, offering price and redemption price per share ($1,814,456,732 ÷ 167,542,932 shares)		$10.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$44,965,937
Interest		14,529
Income from Fidelity Central Funds		371,040
Income before foreign taxes withheld		45,351,506
Less foreign taxes withheld		(4,200,504)
Total income		41,151,002
Expenses
Management fee	$2,010,536
Transfer agent fees	1,005,268
Accounting and security lending fees	368,845
Custodian fees and expenses	436,860
Independent trustees' fees and expenses	4,919
Registration fees	203,778
Audit	66,220
Legal	3,343
Interest	5,128
Miscellaneous	10,066
Total expenses before reductions	4,114,963
Expense reductions	(1,420,830)	2,694,133
Net investment income (loss)		38,456,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $38,628)	(28,842,459)
Fidelity Central Funds	374
Foreign currency transactions	(109,558)
Futures contracts	5,353,181
Total net realized gain (loss)		(23,598,462)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $341,191)	158,209,794
Fidelity Central Funds	(270)
Assets and liabilities in foreign currencies	36,595
Futures contracts	993,763
Total change in net unrealized appreciation (depreciation)		159,239,882
Net gain (loss)		135,641,420
Net increase (decrease) in net assets resulting from operations		$174,098,289

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,456,869	$27,575,457
Net realized gain (loss)	(23,598,462)	(10,396,147)
Change in net unrealized appreciation (depreciation)	159,239,882	8,253,867
Net increase (decrease) in net assets resulting from operations	174,098,289	25,433,177
Distributions to shareholders from net investment income	(26,713,646)	(7,850,553)
Distributions to shareholders from net realized gain	(5,539,697)	(307,865)
Total distributions	(32,253,343)	(8,158,418)
Share transactions
Proceeds from sales of shares	949,931,043	728,457,159
Reinvestment of distributions	31,128,648	8,140,167
Cost of shares redeemed	(487,514,618)	(311,924,477)
Net increase (decrease) in net assets resulting from share transactions	493,545,073	424,672,849
Total increase (decrease) in net assets	635,390,019	441,947,608
Net Assets
Beginning of period	1,179,066,713	737,119,105
End of period	$1,814,456,732	$1,179,066,713
Other Information
Undistributed net investment income end of period	$27,381,586	$22,956,319
Shares
Sold	92,270,740	75,756,894
Issued in reinvestment of distributions	3,416,976	899,466
Redeemed	(48,891,378)	(32,620,858)
Net increase (decrease)	46,796,338	44,035,502

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Minimum Volatility Index Fund

Years ended October 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.76	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.28	.10
Net realized and unrealized gain (loss)	1.04	(.02)	(.49)
Total from investment operations	1.33	.26	(.39)
Distributions from net investment income	(.22)	(.10)	–
Distributions from net realized gain	(.05)	–C	–
Total distributions	(.26)D	(.11)E	–
Net asset value, end of period	$10.83	$9.76	$9.61
Total ReturnF,G	14.15%	2.75%	(3.90)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.31%	.32%	.40%J
Expenses net of fee waivers, if any	.20%	.20%	.20%J
Expenses net of all reductions	.20%	.20%	.20%J
Net investment income (loss)	2.86%	2.88%	2.51%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,814,457	$1,179,067	$737,119
Portfolio turnover rateK	25%	22%	6%L

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.045 per share.

 E Total distributions of $.11 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Life of fundA
Fidelity® SAI U.S. Minimum Volatility Index Fund	18.60%	11.60%

 A From May 29, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Minimum Volatility Index Fund on May 29, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI USA Minimum Volatility (USD) Index performed over the same period.

Period Ending Values
$13,038	Fidelity® SAI U.S. Minimum Volatility Index Fund
$13,098	MSCI USA Minimum Volatility (USD) Index

Fidelity® SAI U.S. Minimum Volatility Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 23.63% for the year ending October 31, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end amid positive consumer sentiment and other market indicators. The lone exception was a brief cooldown in August, when geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, information technology (+39%) performed best, surging as a handful of major index constituents posted strong returns. Financials gained 37%, riding an uptick in bond yields and a surge in banks. Materials (+29%) also did well, spurred by higher demand, especially from China. Conversely, consumer discretionary (+20%) lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Rising interest rates held back real estate (+9%) and sluggish oil prices dragged on energy (+2%). Consumer staples (+4%) and telecommunication services (-1%) struggled due to investors’ general preference for risk assets.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 18.60%, roughly in line with the 18.83% increase in the benchmark MSCI USA Minimum Volatility Index. In a strong market environment, many more stocks contributed than detracted over the 12-month time frame. On an absolute basis, several health care stocks topped our list of contributors. The biggest standout was Intuitive Surgical (+67%), a maker of robotic surgical products that produced strong financial results. Other notables included health insurance provider UnitedHealth Group (+51%), medical technology firms Stryker (+36%) and C.R. Bard (+48%). Elsewhere, healthy earnings and well-received steps to modernize operations helped boost the shares of fast-food giant McDonald’s (+52%), while business outsourcing firm Automatic Data Processing (+37%) saw its stock rise sharply in July on news that a well-known billionaire activist investor, Bill Ackman, had established an equity stake in the company. In contrast, brick-and-mortar retailers struggled, as investors worried about online competition. Here, auto-parts purveyor AutoZone (-22%) lost ground, as did big-box retailer Target (-18%). Other notable detractors included a couple of food products manufacturers, General Mills and Kellogg, both of which returned around -14% for the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	1.6	1.4
Becton, Dickinson & Co.	1.6	1.4
Dell Technologies, Inc.	1.6	0.0
Johnson & Johnson	1.6	1.4
Visa, Inc. Class A	1.5	1.3
	7.9

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.8	16.2
Health Care	19.5	19.2
Consumer Staples	11.9	13.7
Financials	10.5	11.0
Utilities	8.1	8.0

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.5%

As of April 30, 2017*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Distributors - 0.1%
Genuine Parts Co.	10,561	$931,797
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	52,638	2,299,754
Chipotle Mexican Grill, Inc. (a)(b)	939	255,314
Darden Restaurants, Inc.	23,579	1,939,844
McDonald's Corp.	81,057	13,529,216
Starbucks Corp.	63,957	3,507,402
		21,531,530
Media - 2.8%
Charter Communications, Inc. Class A (a)	17,031	5,691,249
Comcast Corp. Class A	191,022	6,882,523
Liberty Broadband Corp. Class C (a)	13,725	1,198,055
Omnicom Group, Inc. (b)	13,392	899,808
The Walt Disney Co.	46,396	4,537,993
Time Warner, Inc.	41,308	4,060,163
		23,269,791
Specialty Retail - 2.2%
AutoZone, Inc. (a)	4,884	2,879,118
Home Depot, Inc.	38,516	6,385,182
O'Reilly Automotive, Inc. (a)(b)	5,005	1,055,805
Ross Stores, Inc.	20,426	1,296,847
TJX Companies, Inc.	95,072	6,636,026
Ulta Beauty, Inc.	1,361	274,636
		18,527,614

TOTAL CONSUMER DISCRETIONARY		64,260,732

CONSUMER STAPLES - 11.9%
Beverages - 3.5%
Constellation Brands, Inc. Class A (sub. vtg.)	16,759	3,671,729
Dr. Pepper Snapple Group, Inc.	55,924	4,790,450
PepsiCo, Inc.	104,430	11,511,319
The Coca-Cola Co.	204,045	9,381,989
		29,355,487
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	15,637	2,518,808
CVS Health Corp.	9,532	653,228
Sysco Corp.	43,552	2,422,362
Wal-Mart Stores, Inc.	54,716	4,777,254
		10,371,652
Food Products - 2.7%
Campbell Soup Co. (b)	70,368	3,333,332
ConAgra Foods, Inc.	36,068	1,232,083
General Mills, Inc.	86,956	4,514,756
Hormel Foods Corp.	45,502	1,417,842
Kellogg Co. (b)	77,744	4,861,332
McCormick & Co., Inc. (non-vtg.) (b)	49,542	4,930,915
The Hershey Co.	23,299	2,473,888
The J.M. Smucker Co.	4,056	430,139
		23,194,287
Household Products - 3.1%
Church & Dwight Co., Inc.	92,413	4,174,295
Clorox Co.	47,670	6,031,685
Colgate-Palmolive Co.	41,870	2,949,742
Kimberly-Clark Corp.	26,226	2,950,687
Procter & Gamble Co.	116,053	10,020,016
		26,126,425
Tobacco - 1.4%
Altria Group, Inc.	136,267	8,751,067
Philip Morris International, Inc.	31,541	3,300,450
		12,051,517

TOTAL CONSUMER STAPLES		101,099,368

ENERGY - 2.3%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	39,016	2,497,024
Oil, Gas & Consumable Fuels - 2.0%
Chevron Corp.	36,965	4,283,874
Exxon Mobil Corp.	114,979	9,583,500
Occidental Petroleum Corp.	45,180	2,917,273
		16,784,647

TOTAL ENERGY		19,281,671

FINANCIALS - 10.5%
Banks - 0.1%
U.S. Bancorp	27,534	1,497,299
Capital Markets - 0.3%
CME Group, Inc.	19,789	2,714,457
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	44,614	8,340,141
Insurance - 7.6%
Alleghany Corp. (a)	5,278	2,988,509
Allstate Corp.	58,218	5,464,341
Aon PLC	16,667	2,390,548
Arch Capital Group Ltd. (a)	87,079	8,676,552
Athene Holding Ltd.	72,338	3,770,980
Axis Capital Holdings Ltd.	64,072	3,484,876
Chubb Ltd.	60,254	9,087,508
Cincinnati Financial Corp.	19,498	1,368,175
Everest Re Group Ltd.	11,079	2,630,709
FNF Group	31,562	1,181,050
Markel Corp. (a)	5,442	5,900,761
Marsh & McLennan Companies, Inc.	65,048	5,264,335
Progressive Corp.	11,245	547,069
RenaissanceRe Holdings Ltd.	30,402	4,206,421
The Travelers Companies, Inc.	32,801	4,344,492
W.R. Berkley Corp.	46,973	3,221,408
		64,527,734
Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp.	264,449	5,323,358
Annaly Capital Management, Inc.	630,181	7,221,874
		12,545,232

TOTAL FINANCIALS		89,624,863

HEALTH CARE - 19.5%
Health Care Equipment & Supplies - 9.6%
Abbott Laboratories	102,798	5,574,736
Baxter International, Inc.	88,022	5,674,778
Becton, Dickinson & Co. (b)	64,443	13,447,321
Boston Scientific Corp. (a)	125,644	3,535,622
C.R. Bard, Inc.	1,610	526,583
Danaher Corp.	68,174	6,290,415
Hologic, Inc. (a)	33,739	1,277,021
Intuitive Surgical, Inc. (a)	34,458	12,934,155
Medtronic PLC	90,740	7,306,385
ResMed, Inc.	18,481	1,555,731
Stryker Corp.	82,191	12,728,920
Teleflex, Inc.	8,523	2,019,781
The Cooper Companies, Inc.	11,011	2,645,503
Varian Medical Systems, Inc. (a)(b)	43,247	4,505,905
Zimmer Biomet Holdings, Inc.	10,141	1,233,348
		81,256,204
Health Care Providers & Services - 4.7%
Aetna, Inc.	36,915	6,276,657
Anthem, Inc.	13,884	2,904,672
Cigna Corp.	21,685	4,276,716
Henry Schein, Inc. (a)	36,525	2,870,865
Humana, Inc.	12,965	3,310,613
Laboratory Corp. of America Holdings (a)	27,336	4,201,817
Patterson Companies, Inc. (b)	18,568	687,016
Quest Diagnostics, Inc.	20,502	1,922,678
UnitedHealth Group, Inc.	58,307	12,257,298
Universal Health Services, Inc. Class B	7,945	815,952
		39,524,284
Life Sciences Tools & Services - 0.5%
Quintiles Transnational Holdings, Inc. (a)(b)	7,513	812,155
Thermo Fisher Scientific, Inc.	15,739	3,050,690
Waters Corp. (a)	4,180	819,489
		4,682,334
Pharmaceuticals - 4.7%
Allergan PLC	1,895	335,851
Eli Lilly & Co.	85,907	7,039,220
Johnson & Johnson	94,555	13,181,913
Merck & Co., Inc.	123,200	6,787,088
Pfizer, Inc.	317,672	11,137,580
Zoetis, Inc. Class A	18,863	1,203,837
		39,685,489

TOTAL HEALTH CARE		165,148,311

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.4%
General Dynamics Corp.	14,039	2,849,636
Lockheed Martin Corp.	18,064	5,566,602
Northrop Grumman Corp.	19,883	5,876,023
Raytheon Co.	32,891	5,926,958
		20,219,219
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc. (b)	40,572	3,186,119
Expeditors International of Washington, Inc.	67,973	3,968,264
United Parcel Service, Inc. Class B	33,676	3,957,940
		11,112,323
Commercial Services & Supplies - 3.3%
Cintas Corp.	33,890	5,050,966
Republic Services, Inc.	154,866	10,077,131
Waste Connection, Inc. (Canada)	16,183	1,143,385
Waste Management, Inc.	138,712	11,397,965
		27,669,447
Industrial Conglomerates - 0.7%
3M Co.	24,756	5,698,584
Professional Services - 0.2%
Equifax, Inc.	4,539	492,618
Verisk Analytics, Inc. (a)	19,757	1,680,333
		2,172,951

TOTAL INDUSTRIALS		66,872,524

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.1%
Cisco Systems, Inc.	179,147	6,117,870
Motorola Solutions, Inc.	33,138	3,000,315
		9,118,185
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	15,979	1,390,173
Dell Technologies, Inc. (a)	160,795	13,309,002
		14,699,175
Internet Software & Services - 1.6%
Alphabet, Inc. Class A (a)	4,418	4,563,971
eBay, Inc. (a)	67,542	2,542,281
Facebook, Inc. Class A (a)	38,827	6,991,190
		14,097,442
IT Services - 10.7%
Accenture PLC Class A	74,124	10,552,293
Automatic Data Processing, Inc.	105,656	12,283,567
Broadridge Financial Solutions, Inc.	59,012	5,070,311
Fidelity National Information Services, Inc.	71,442	6,626,960
Fiserv, Inc. (a)	72,837	9,427,293
Gartner, Inc. (a)	26,779	3,355,676
IBM Corp.	36,219	5,579,899
Jack Henry & Associates, Inc.	57,757	6,360,778
MasterCard, Inc. Class A	47,857	7,119,686
Paychex, Inc.	124,303	7,929,288
Vantiv, Inc. (a)(b)	45,453	3,181,710
Visa, Inc. Class A	119,256	13,115,775
		90,603,236
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	82,676	3,760,931
Software - 4.2%
Adobe Systems, Inc. (a)	34,025	5,959,819
ANSYS, Inc. (a)	40,254	5,503,124
Cadence Design Systems, Inc. (a)	33,636	1,451,730
Electronic Arts, Inc. (a)	13,301	1,590,800
Intuit, Inc.	7,326	1,106,373
Microsoft Corp.	74,803	6,222,114
Oracle Corp.	86,943	4,425,399
Salesforce.com, Inc. (a)	11,280	1,154,395
Synopsys, Inc. (a)	48,971	4,236,971
VMware, Inc. Class A (a)(b)	33,245	3,979,094
		35,629,819
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	3,304	558,508

TOTAL INFORMATION TECHNOLOGY		168,467,296

MATERIALS - 2.4%
Chemicals - 1.4%
Ecolab, Inc.	20,804	2,718,251
Monsanto Co.	37,907	4,590,538
Praxair, Inc.	19,241	2,811,495
Sherwin-Williams Co.	3,418	1,350,623
		11,470,907
Metals & Mining - 1.0%
Newmont Mining Corp.	238,793	8,634,755

TOTAL MATERIALS		20,105,662

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 6.2%
American Tower Corp.	8,692	1,248,780
AvalonBay Communities, Inc.	41,562	7,536,437
Boston Properties, Inc.	4,041	489,688
Camden Property Trust (SBI) (b)	6,484	591,600
Crown Castle International Corp.	65,832	7,049,291
Digital Realty Trust, Inc.	17,332	2,052,802
Equinix, Inc.	4,365	2,023,178
Equity Residential (SBI)	71,422	4,803,844
Essex Property Trust, Inc.	12,117	3,179,864
Extra Space Storage, Inc. (b)	5,233	426,960
Federal Realty Investment Trust (SBI) (b)	21,071	2,539,477
Mid-America Apartment Communities, Inc.	7,432	760,665
National Retail Properties, Inc.	10,606	426,149
Public Storage	27,880	5,778,130
Realty Income Corp.	83,129	4,461,533
Regency Centers Corp. (b)	10,697	658,400
UDR, Inc.	109,636	4,252,780
Ventas, Inc.	26,421	1,657,918
Welltower, Inc.	37,308	2,498,144
		52,435,640
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	314,031	10,567,143
Verizon Communications, Inc.	217,647	10,418,762
Zayo Group Holdings, Inc. (a)	38,725	1,396,424
		22,382,329
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	35,484	2,120,879

TOTAL TELECOMMUNICATION SERVICES		24,503,208

UTILITIES - 8.1%
Electric Utilities - 5.2%
American Electric Power Co., Inc.	21,594	1,606,810
Duke Energy Corp.	110,509	9,759,050
Edison International	15,575	1,245,221
Eversource Energy	24,698	1,547,083
NextEra Energy, Inc.	41,469	6,430,598
PG&E Corp.	75,609	4,367,932
PPL Corp.	24,589	923,563
Southern Co.	141,375	7,379,775
Westar Energy, Inc.	40,932	2,189,043
Xcel Energy, Inc.	171,857	8,510,359
		43,959,434
Multi-Utilities - 2.7%
CMS Energy Corp.	17,209	832,399
Consolidated Edison, Inc.	124,738	10,733,705
Dominion Resources, Inc.	70,199	5,695,947
DTE Energy Co.	4,577	505,575
WEC Energy Group, Inc.	72,925	4,914,416
		22,682,042
Water Utilities - 0.2%
American Water Works Co., Inc.	25,172	2,209,095

TOTAL UTILITIES		68,850,571

TOTAL COMMON STOCKS
(Cost $751,374,650)		840,649,846
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.09% 1/25/18 (c)
(Cost $99,743)	100,000	99,740
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.10%(d)	3,884,215	$3,884,992
Fidelity Securities Lending Cash Central Fund 1.11%(d)(e)	39,990,804	39,994,803
TOTAL MONEY MARKET FUNDS
(Cost $43,880,005)		43,879,795
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $795,354,398)		884,629,381
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(36,241,003)
NET ASSETS - 100%		$848,388,378

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	46	Dec. 2017	$5,917,210	$38,181	$38,181
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	Dec. 2017	1,833,900	16,630	16,630
TOTAL FUTURES CONTRACTS					$54,811

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,740.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,094
Fidelity Securities Lending Cash Central Fund	29,771
Total	$87,865

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$64,260,732	$64,260,732	$--	$--
Consumer Staples	101,099,368	101,099,368	--	--
Energy	19,281,671	19,281,671	--	--
Financials	89,624,863	89,624,863	--	--
Health Care	165,148,311	165,148,311	--	--
Industrials	66,872,524	66,872,524	--	--
Information Technology	168,467,296	168,467,296	--	--
Materials	20,105,662	20,105,662	--	--
Real Estate	52,435,640	52,435,640	--	--
Telecommunication Services	24,503,208	24,503,208	--	--
Utilities	68,850,571	68,850,571	--	--
U.S. Government and Government Agency Obligations	99,740	--	99,740	--
Money Market Funds	43,879,795	43,879,795	--	--
Total Investments in Securities:	$884,629,381	$884,529,641	$99,740	$--
Derivative Instruments:
Assets
Futures Contracts	$54,811	$54,811	$--	$--
Total Assets	$54,811	$54,811	$--	$--
Total Derivative Instruments:	$54,811	$54,811	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$54,811	$0
Total Equity Risk	54,811	0
Total Value of Derivatives	$54,811	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $39,557,311) — See accompanying schedule: Unaffiliated issuers (cost $751,474,393)	$840,749,586
Fidelity Central Funds (cost $43,880,005)	43,879,795
Total Investment in Securities (cost $795,354,398)		$884,629,381
Segregated cash with brokers for derivative instruments		59,000
Receivable for fund shares sold		3,381,029
Dividends receivable		815,852
Distributions receivable from Fidelity Central Funds		9,847
Receivable for daily variation margin on futures contracts		12,184
Prepaid expenses		1,235
Receivable from investment adviser for expense reductions		58,823
Total assets		888,967,351
Liabilities
Payable to custodian bank	$147,000
Payable for fund shares redeemed	232,676
Accrued management fee	67,307
Other affiliated payables	71,997
Other payables and accrued expenses	69,193
Collateral on securities loaned	39,990,800
Total liabilities		40,578,973
Net Assets		$848,388,378
Net Assets consist of:
Paid in capital		$726,196,426
Undistributed net investment income		6,625,261
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,236,897
Net unrealized appreciation (depreciation) on investments		89,329,794
Net Assets, for 67,313,638 shares outstanding		$848,388,378
Net Asset Value, offering price and redemption price per share ($848,388,378 ÷ 67,313,638 shares)		$12.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$12,691,448
Interest		3,566
Income from Fidelity Central Funds		87,865
Total income		12,782,879
Expenses
Management fee	$580,355
Transfer agent fees	435,266
Accounting and security lending fees	203,753
Custodian fees and expenses	68,860
Independent trustees' fees and expenses	2,303
Registration fees	113,458
Audit	54,499
Legal	1,920
Interest	29,755
Miscellaneous	6,234
Total expenses before reductions	1,496,403
Expense reductions	(594,529)	901,874
Net investment income (loss)		11,881,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,702,404
Fidelity Central Funds	4,878
Foreign currency transactions	51
Futures contracts	803,926
Total net realized gain (loss)		37,511,259
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	41,529,984
Fidelity Central Funds	(8,033)
Futures contracts	68,264
Total change in net unrealized appreciation (depreciation)		41,590,215
Net gain (loss)		79,101,474
Net increase (decrease) in net assets resulting from operations		$90,982,479

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,881,005	$16,781,266
Net realized gain (loss)	37,511,259	(2,837,258)
Change in net unrealized appreciation (depreciation)	41,590,215	36,590,718
Net increase (decrease) in net assets resulting from operations	90,982,479	50,534,726
Distributions to shareholders from net investment income	(14,558,665)	(7,756,190)
Distributions to shareholders from net realized gain	–	(197,185)
Total distributions	(14,558,665)	(7,953,375)
Share transactions
Proceeds from sales of shares	672,203,785	599,727,810
Reinvestment of distributions	13,736,526	7,935,716
Cost of shares redeemed	(862,562,675)	(371,396,718)
Net increase (decrease) in net assets resulting from share transactions	(176,622,364)	236,266,808
Total increase (decrease) in net assets	(100,198,550)	278,848,159
Net Assets
Beginning of period	948,586,928	669,738,769
End of period	$848,388,378	$948,586,928
Other Information
Undistributed net investment income end of period	$6,625,261	$11,462,526
Shares
Sold	56,408,013	55,280,106
Issued in reinvestment of distributions	1,252,190	800,779
Redeemed	(77,680,775)	(34,262,439)
Net increase (decrease)	(20,020,572)	21,818,446

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Minimum Volatility Index Fund

Years ended October 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.23	.09
Net realized and unrealized gain (loss)	1.74	.53	.13
Total from investment operations	1.98	.76	.22
Distributions from net investment income	(.24)	(.12)	–
Distributions from net realized gain	–	–C	–
Total distributions	(.24)	(.12)	–
Net asset value, end of period	$12.60	$10.86	$10.22
Total ReturnD,E	18.60%	7.56%	2.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.26%	.23%	.31%H
Expenses net of fee waivers, if any	.15%	.15%	.15%H
Expenses net of all reductions	.15%	.15%	.15%H
Net investment income (loss)	2.04%	2.12%	2.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$848,388	$948,587	$669,739
Portfolio turnover rateI	108%	37%	3%J

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI International Minimum Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity SAI International Minimum Volatility Index Fund	$1,642,572,052	$210,518,133	$(47,262,053)	$163,256,080
Fidelity SAI U.S. Minimum Volatility Index Fund	795,988,947	101,133,366	(12,492,932)	88,640,434

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity SAI International Minimum Volatility Index Fund	$27,369,912	$–	$(33,460,516)	$163,225,804
Fidelity SAI U.S. Minimum Volatility Index Fund	6,625,243	26,926,275	–	88,640,434

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity SAI International Minimum Volatility Index Fund	$(18,274,887)	$(15,185,629)	$(33,460,516)	$(33,460,516)

The tax character of distributions paid was as follows:

October 31, 2017
Ordinary Income
Fidelity SAI International Minimum Volatility Index Fund	$32,253,343
Fidelity SAI U.S. Minimum Volatility Index Fund	14,558,665

October 31, 2016
Ordinary Income
Fidelity SAI International Minimum Volatility Index Fund	$8,158,418
Fidelity SAI U.S. Minimum Volatility Index Fund	7,953,375

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity SAI International Minimum Volatility Index Fund
Equity Risk
Futures Contracts	$5,353,181	$993,763
Total Equity Risk	5,353,181	993,763
Totals	$5,353,181	$993,763
Fidelity SAI U.S. Minimum Volatility Index Fund
Equity Risk
Futures Contracts	$803,926	$68,264
Total Equity Risk	803,926	68,264
Totals	$803,926	$68,264

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Minimum Volatility Index Fund	779,669,911	334,005,569
Fidelity SAI U.S. Minimum Volatility Index Fund	667,786,189	844,095,257

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity SAI International Minimum Volatility Index Fund	.15%
Fidelity SAI U.S. Minimum Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Minimum Volatility Index Fund	Borrower	$8,020,040.79%		$4,389
Fidelity SAI U.S. Minimum Volatility Index Fund	Borrower	$8,096,000.58%		$1,046

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity SAI International Minimum Volatility Index Fund	$4,084
Fidelity SAI U.S. Minimum Volatility Index Fund	1,911

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity SAI International Minimum Volatility Index Fund	$76,093
Fidelity SAI U.S. Minimum Volatility Index Fund	$29,771

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Minimum Volatility Index Fund	$1,337,211	1.05%	$739
Fidelity SAI U.S. Minimum Volatility Index Fund	$227,141,800.91%		$28,709

10. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI International Minimum Volatility Index Fund	.20%	$1,420,830
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%	$593,965

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity SAI U.S. Minimum Volatility Index Fund	$564

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	Strategic Advisers International II Fund	Strategic Advisers Value Fund
Fidelity SAI International Minimum Volatility Index Fund	16%	–%
Fidelity SAI U.S. Minimum Volatility Index Fund	–%	20%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity® SAI International Minimum Volatility Index Fund and Fidelity® SAI U.S. Minimum Volatility Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® SAI International Minimum Volatility Index Fund and Fidelity® SAI U.S. Minimum Volatility Index Fund (each a fund of Fidelity Salem Street Trust) (the"Funds") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Fidelity SAI International Minimum Volatility Index Fund	.20%
Actual		$1,000.00	$1,085.20	$1.05
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%
Actual		$1,000.00	$1,070.50	$.78
Hypothetical-C		$1,000.00	$1,024.45	$.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
SAI International Minimum Volatility Index Fund	12/18/17	12/15/17	$0.186	$0.000
SAI U.S Minimum Volatility Index Fund	12/18/17	12/15/17	$0.136	$0.368

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

SAI U.S Minimum
Volatility Index Fund	$35,131,836

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

SAI U.S Minimum Volatility Index Fund
December 2016	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

SAI International Minimum Volatility Index Fund
December 2016	61%
SAI U.S Minimum Volatility Index Fund
December 2016	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
SAI International Minimum Volatility Index Fund	12/19/16	$0.2546	$0.0247

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International Minimum Volatility Index Fund
Fidelity SAI U.S. Minimum Volatility Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for each fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity SAI International Minimum Volatility Index Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

SAI International Minimum Volatility Index
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
24
25
18
19
15
15

	2015	2016
TMG %	39%	43%
Funds	39	48
ASPG Quartile	2nd	2nd

Fidelity SAI U.S. Minimum Volatility Index Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

SAI U.S. Minimum Volatility Index
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
22
23
15
12
10
10

	2015	2016
TMG %	44%	46%
Funds	72	82
ASPG Quartile	2nd	2nd

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, although Lipper classifies each fund as institutional, FMR believes that the no-load group is a reasonable alternative classification due to the retail-like distribution and servicing of the funds. The Board further noted that, when compared to that group, each fund's total expense ratio is at or below median.

The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20% for Fidelity SAI International Minimum Volatility Index Fund and 0.15% for Fidelity SAI U.S. Minimum Volatility Index Fund through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SV1-SV2-ANN-1217
1.9867660.102

Fidelity® U.S. Sustainability Index Fund Investor Class, Premium Class and Institutional Class Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

% of fund's net assets
Microsoft Corp.	5.3
Johnson & Johnson	3.3
Alphabet, Inc. Class C	2.8
Procter & Gamble Co.	1.9
Intel Corp.	1.9
Verizon Communications, Inc.	1.7
The Coca-Cola Co.	1.6
Cisco Systems, Inc.	1.5
Oracle Corp.	1.4
PepsiCo, Inc.	1.4
22.8

Top Five Market Sectors as of October 31, 2017

% of fund's net assets
Information Technology	23.7
Financials	13.7
Health Care	13.7
Consumer Discretionary	12.7
Industrials	10.2

Asset Allocation (% of fund's net assets)

As of October 31, 2017 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.9%

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.4%
Autoliv, Inc.	137	$17,106
BorgWarner, Inc.	329	17,345
Delphi Automotive PLC	401	39,851
		74,302
Automobiles - 0.8%
Ford Motor Co.	5,594	68,638
Harley-Davidson, Inc.	258	12,214
Tesla, Inc. (a)	200	66,306
		147,158
Distributors - 0.1%
LKQ Corp. (a)	457	17,224
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	372	16,253
Darden Restaurants, Inc.	193	15,878
Domino's Pizza, Inc.	71	12,993
Hilton, Inc.	296	21,395
Marriott International, Inc. Class A	488	58,306
McDonald's Corp.	1,245	207,803
Royal Caribbean Cruises Ltd.	257	31,809
Starbucks Corp.	2,197	120,483
Vail Resorts, Inc.	59	13,512
Wyndham Worldwide Corp.	162	17,310
		515,742
Household Durables - 0.5%
Garmin Ltd.	188	10,643
Mohawk Industries, Inc. (a)	96	25,129
Newell Brands, Inc.	731	29,810
Whirlpool Corp.	113	18,524
		84,106
Internet & Direct Marketing Retail - 1.6%
Netflix, Inc. (a)	653	128,269
Priceline Group, Inc. (a)	75	143,397
		271,666
Leisure Products - 0.2%
Hasbro, Inc.	172	15,925
Mattel, Inc.	534	7,540
Polaris Industries, Inc.	91	10,777
		34,242
Media - 3.0%
Charter Communications, Inc. Class A (a)	327	109,274
Discovery Communications, Inc.:
Class A (a)	213	4,021
Class C (non-vtg.) (a)	311	5,539
Liberty Broadband Corp. Class C (a)	165	14,403
Liberty Global PLC:
Class A (a)	322	9,934
Class C (a)	865	25,855
Scripps Networks Interactive, Inc. Class A	132	10,993
The Walt Disney Co.	2,390	233,766
Time Warner, Inc.	1,174	115,392
		529,177
Multiline Retail - 0.3%
Dollar General Corp.	418	33,791
Kohl's Corp.	266	11,108
Nordstrom, Inc.	192	7,613
		52,512
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	115	9,400
AutoNation, Inc. (a)	92	4,361
Best Buy Co., Inc.	422	23,624
CarMax, Inc. (a)	281	21,103
Dick's Sporting Goods, Inc.	137	3,352
Foot Locker, Inc.	182	5,475
Gap, Inc.	366	9,512
Lowe's Companies, Inc.	1,295	103,535
Ross Stores, Inc.	600	38,094
Signet Jewelers Ltd.	85	5,573
Tiffany & Co., Inc.	189	17,694
Tractor Supply Co.	199	11,992
Ulta Beauty, Inc.	89	17,959
		271,674
Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc.	537	12,083
lululemon athletica, Inc. (a)	159	9,780
Michael Kors Holdings Ltd. (a)	232	11,324
NIKE, Inc. Class B	2,008	110,420
PVH Corp.	115	14,583
Tapestry, Inc.	429	17,568
Under Armour, Inc.:
Class A (sub. vtg.) (a)	301	3,769
Class C (non-vtg.) (a)	243	2,802
VF Corp.	513	35,730
		218,059

TOTAL CONSUMER DISCRETIONARY		2,215,862

CONSUMER STAPLES - 8.0%
Beverages - 3.2%
Dr. Pepper Snapple Group, Inc.	279	23,899
PepsiCo, Inc.	2,177	239,971
The Coca-Cola Co.	6,190	284,616
		548,486
Food Products - 1.7%
Bunge Ltd.	210	14,444
Campbell Soup Co.	276	13,074
General Mills, Inc.	863	44,807
Hormel Foods Corp.	457	14,240
Kellogg Co.	396	24,762
McCormick & Co., Inc. (non-vtg.)	171	17,020
Mondelez International, Inc.	2,322	96,200
The Kraft Heinz Co.	919	71,066
		295,613
Household Products - 2.9%
Clorox Co.	193	24,420
Colgate-Palmolive Co.	1,274	89,753
Kimberly-Clark Corp.	540	60,755
Procter & Gamble Co.	3,895	336,294
		511,222
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	341	38,127

TOTAL CONSUMER STAPLES		1,393,448

ENERGY - 5.9%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	606	19,047
Core Laboratories NV	64	6,394
National Oilwell Varco, Inc.	613	20,958
Schlumberger Ltd.	2,136	136,704
TechnipFMC PLC	668	18,297
Weatherford International PLC	1,331	4,619
		206,019
Oil, Gas & Consumable Fuels - 4.7%
Andeavor	227	24,116
Antero Resources Corp. (a)	311	6,033
Apache Corp.	574	23,746
Cheniere Energy, Inc. (a)	314	14,676
Cimarex Energy Co.	149	17,423
Concho Resources, Inc. (a)	223	29,929
ConocoPhillips Co.	1,878	96,060
Continental Resources, Inc. (a)	148	6,025
Devon Energy Corp.	754	27,823
EOG Resources, Inc.	877	87,586
EQT Corp.	261	16,323
Hess Corp.	434	19,165
Kinder Morgan, Inc.	3,055	55,326
Marathon Oil Corp.	1,319	18,756
Marathon Petroleum Corp.	788	47,075
Newfield Exploration Co. (a)	318	9,791
Noble Energy, Inc.	707	19,704
Occidental Petroleum Corp.	1,161	74,966
ONEOK, Inc.	580	31,477
Phillips 66 Co.	665	60,568
Pioneer Natural Resources Co.	264	39,513
Range Resources Corp.	354	6,411
The Williams Companies, Inc.	1,299	37,022
Valero Energy Corp.	678	53,487
		823,001

TOTAL ENERGY		1,029,020

FINANCIALS - 13.7%
Banks - 3.3%
BB&T Corp.	1,235	60,811
CIT Group, Inc.	228	10,629
Citizens Financial Group, Inc.	780	29,648
Comerica, Inc.	268	21,057
East West Bancorp, Inc.	219	13,105
Fifth Third Bancorp	1,129	32,628
First Republic Bank	240	23,376
KeyCorp	1,652	30,149
M&T Bank Corp.	207	34,521
Peoples United Financial, Inc.	611	11,401
PNC Financial Services Group, Inc.	745	101,909
Regions Financial Corp.	1,849	28,623
Signature Bank (a)	80	10,401
SVB Financial Group (a)	80	17,542
U.S. Bancorp	2,579	140,246
Zions Bancorporation	299	13,892
		579,938
Capital Markets - 4.4%
Ameriprise Financial, Inc.	237	37,100
Bank of New York Mellon Corp.	1,586	81,600
BlackRock, Inc. Class A	187	88,045
Charles Schwab Corp.	1,830	82,057
CME Group, Inc.	514	70,505
E*TRADE Financial Corp. (a)	415	18,090
Eaton Vance Corp. (non-vtg.)	195	9,842
Franklin Resources, Inc.	506	21,318
IntercontinentalExchange, Inc.	899	59,424
Invesco Ltd.	643	23,013
Moody's Corp.	272	38,736
Northern Trust Corp.	334	31,236
Raymond James Financial, Inc.	196	16,617
S&P Global, Inc.	391	61,180
SEI Investments Co.	199	12,837
State Street Corp.	574	52,808
T. Rowe Price Group, Inc.	360	33,444
TD Ameritrade Holding Corp.	397	19,846
The NASDAQ OMX Group, Inc.	183	13,295
		770,993
Consumer Finance - 0.9%
Ally Financial, Inc.	685	17,899
American Express Co.	1,149	109,752
Discover Financial Services	576	38,321
		165,972
Diversified Financial Services - 0.1%
Voya Financial, Inc.	285	11,446
Insurance - 4.8%
AFLAC, Inc.	603	50,586
Allstate Corp.	553	51,905
American Financial Group, Inc.	113	11,920
American International Group, Inc.	1,405	90,777
Aon PLC	397	56,942
Arch Capital Group Ltd. (a)	201	20,028
Arthur J. Gallagher & Co.	295	18,682
Assurant, Inc.	78	7,851
Axis Capital Holdings Ltd.	125	6,799
Chubb Ltd.	717	108,138
Hartford Financial Services Group, Inc.	560	30,828
Lincoln National Corp.	337	25,538
Loews Corp.	465	23,022
Marsh & McLennan Companies, Inc.	794	64,258
Principal Financial Group, Inc.	442	29,106
Progressive Corp.	880	42,812
Prudential Financial, Inc.	654	72,241
Reinsurance Group of America, Inc.	95	14,191
RenaissanceRe Holdings Ltd.	58	8,025
The Travelers Companies, Inc.	426	56,424
Willis Group Holdings PLC	200	32,216
XL Group Ltd.	396	16,026
		838,315
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	1,774	20,330
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	686	8,616

TOTAL FINANCIALS		2,395,610

HEALTH CARE - 13.7%
Biotechnology - 3.7%
Amgen, Inc.	1,126	197,298
Biogen, Inc. (a)	324	100,978
BioMarin Pharmaceutical, Inc. (a)	267	21,918
Celgene Corp. (a)	1,197	120,861
Gilead Sciences, Inc.	1,999	149,845
TESARO, Inc. (a)	58	6,715
Vertex Pharmaceuticals, Inc. (a)	377	55,129
		652,744
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. (a)	114	27,244
Becton, Dickinson & Co.	345	71,991
Dentsply Sirona, Inc.	345	21,069
Edwards Lifesciences Corp. (a)	314	32,100
Hologic, Inc. (a)	431	16,313
IDEXX Laboratories, Inc. (a)	133	22,101
ResMed, Inc.	220	18,520
Varian Medical Systems, Inc. (a)	136	14,170
		223,508
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	250	19,238
Anthem, Inc.	402	84,102
Cardinal Health, Inc.	474	29,341
Centene Corp. (a)	264	24,729
Cigna Corp.	388	76,521
Envision Healthcare Corp.	182	7,753
HCA Holdings, Inc. (a)	442	33,437
Henry Schein, Inc. (a)	239	18,785
Humana, Inc.	219	55,922
Laboratory Corp. of America Holdings (a)	154	23,671
MEDNAX, Inc. (a)	143	6,262
Patterson Companies, Inc.	130	4,810
Quest Diagnostics, Inc.	207	19,412
		403,983
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	490	33,335
Mettler-Toledo International, Inc. (a)	39	26,623
Quintiles Transnational Holdings, Inc. (a)	210	22,701
Waters Corp. (a)	120	23,526
		106,185
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	2,519	155,322
Johnson & Johnson	4,110	572,975
Merck & Co., Inc.	4,175	230,001
Zoetis, Inc. Class A	743	47,418
		1,005,716

TOTAL HEALTH CARE		2,392,136

INDUSTRIALS - 10.2%
Aerospace & Defense - 0.5%
Arconic, Inc.	579	14,544
L3 Technologies, Inc.	117	21,900
Rockwell Collins, Inc.	243	32,951
TransDigm Group, Inc.	80	22,200
		91,595
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	208	16,334
Expeditors International of Washington, Inc.	273	15,938
United Parcel Service, Inc. Class B	1,055	123,994
		156,266
Airlines - 0.2%
Delta Air Lines, Inc.	279	13,958
Southwest Airlines Co.	224	12,065
		26,023
Building Products - 0.7%
A.O. Smith Corp.	224	13,261
Allegion PLC	145	12,092
Fortune Brands Home & Security, Inc.	237	15,656
Johnson Controls International PLC	1,424	58,939
Lennox International, Inc.	55	10,512
Masco Corp.	495	19,711
		130,171
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	683	56,122
Electrical Equipment - 0.8%
Acuity Brands, Inc.	65	10,868
AMETEK, Inc.	352	23,756
Eaton Corp. PLC	684	54,734
Rockwell Automation, Inc.	198	39,762
Sensata Technologies Holding BV (a)	253	12,374
		141,494
Industrial Conglomerates - 1.4%
3M Co.	912	209,933
Roper Technologies, Inc.	157	40,533
		250,466
Machinery - 3.1%
AGCO Corp.	98	6,720
Caterpillar, Inc.	904	122,763
Cummins, Inc.	239	42,274
Deere & Co.	413	54,879
Dover Corp.	241	23,013
Flowserve Corp.	213	9,387
Illinois Tool Works, Inc.	477	74,660
Ingersoll-Rand PLC	384	34,022
PACCAR, Inc.	526	37,730
Parker Hannifin Corp.	200	36,522
Pentair PLC	256	18,038
Snap-On, Inc.	86	13,569
Stanley Black & Decker, Inc.	229	36,995
WABCO Holdings, Inc. (a)	76	11,215
Xylem, Inc.	265	17,630
		539,417
Professional Services - 0.3%
IHS Markit Ltd. (a)	629	26,802
Manpower, Inc.	103	12,698
Robert Half International, Inc.	197	10,199
		49,699
Road & Rail - 1.7%
AMERCO	9	3,534
CSX Corp.	1,402	70,703
Kansas City Southern	163	16,988
Norfolk Southern Corp.	443	58,219
Union Pacific Corp.	1,236	143,116
		292,560
Trading Companies & Distributors - 0.3%
Fastenal Co.	438	20,573
United Rentals, Inc. (a)	127	17,968
W.W. Grainger, Inc.	86	17,002
		55,543

TOTAL INDUSTRIALS		1,789,356

INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	7,631	260,599
Motorola Solutions, Inc.	241	21,820
		282,419
Electronic Equipment & Components - 0.9%
Corning, Inc.	1,377	43,114
Dell Technologies, Inc. (a)	311	25,741
Flextronics International Ltd. (a)	808	14,382
TE Connectivity Ltd.	553	50,306
Trimble, Inc. (a)	373	15,248
		148,791
Internet Software & Services - 2.8%
Alphabet, Inc. Class C (a)	477	484,937
IT Services - 4.1%
Accenture PLC Class A	940	133,818
Automatic Data Processing, Inc.	679	78,941
Cognizant Technology Solutions Corp. Class A	892	67,498
IBM Corp.	1,361	209,676
MasterCard, Inc. Class A	1,451	215,865
The Western Union Co.	690	13,703
		719,501
Semiconductors & Semiconductor Equipment - 5.3%
Analog Devices, Inc.	566	51,676
Applied Materials, Inc.	1,637	92,376
Intel Corp.	7,184	326,800
Lam Research Corp.	249	51,934
Marvell Technology Group Ltd.	628	11,599
Microchip Technology, Inc.	349	33,085
NVIDIA Corp.	908	187,783
Skyworks Solutions, Inc.	279	31,767
Texas Instruments, Inc.	1,527	147,646
		934,666
Software - 8.4%
ANSYS, Inc. (a)	129	17,636
Autodesk, Inc. (a)	298	37,238
CA Technologies, Inc.	477	15,445
Citrix Systems, Inc. (a)	233	19,248
Intuit, Inc.	369	55,726
Microsoft Corp.	11,190	930,786
Oracle Corp.	4,715	239,994
Salesforce.com, Inc. (a)	1,042	106,638
Symantec Corp.	913	29,673
Workday, Inc. Class A (a)	201	22,309
		1,474,693
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	2,464	34,299
HP, Inc.	2,567	55,319
Xerox Corp.	328	9,942
		99,560

TOTAL INFORMATION TECHNOLOGY		4,144,567

MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	331	52,771
Albemarle Corp. U.S.	169	23,810
Axalta Coating Systems (a)	341	11,338
Celanese Corp. Class A	209	21,801
Eastman Chemical Co.	221	20,069
Ecolab, Inc.	412	53,832
International Flavors & Fragrances, Inc.	119	17,543
LyondellBasell Industries NV Class A	522	54,043
PPG Industries, Inc.	399	46,380
Praxair, Inc.	435	63,562
Sherwin-Williams Co.	130	51,370
The Mosaic Co.	507	11,326
		427,845
Containers & Packaging - 0.6%
Avery Dennison Corp.	135	14,333
Ball Corp.	509	21,851
International Paper Co.	594	34,018
Sealed Air Corp.	286	12,650
WestRock Co.	384	23,551
		106,403
Metals & Mining - 0.2%
Nucor Corp.	486	28,105

TOTAL MATERIALS		562,353

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	139	17,230
American Tower Corp.	652	93,673
Boston Properties, Inc.	236	28,598
Brixmor Property Group, Inc.	433	7,565
Camden Property Trust (SBI)	144	13,139
Duke Realty Corp.	541	15,408
Equinix, Inc.	118	54,693
Federal Realty Investment Trust (SBI)	114	13,739
HCP, Inc.	713	18,424
Host Hotels & Resorts, Inc.	1,113	21,770
Iron Mountain, Inc.	380	15,200
Liberty Property Trust (SBI)	229	9,820
Prologis, Inc.	821	53,020
SBA Communications Corp. Class A (a)	184	28,921
The Macerich Co.	189	10,319
UDR, Inc.	398	15,438
Vornado Realty Trust	263	19,688
Welltower, Inc.	557	37,297
Weyerhaeuser Co.	1,158	41,584
		515,526
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	462	18,166
Jones Lang LaSalle, Inc.	65	8,417
		26,583

TOTAL REAL ESTATE		542,109

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
CenturyLink, Inc.	832	15,800
Level 3 Communications, Inc.	462	24,777
Verizon Communications, Inc.	6,223	297,895
Zayo Group Holdings, Inc. (a)	271	9,772
		348,244
Wireless Telecommunication Services - 0.0%
Sprint Corp. (a)	1,174	7,678

TOTAL TELECOMMUNICATION SERVICES		355,922

UTILITIES - 3.0%
Electric Utilities - 1.2%
Alliant Energy Corp.	350	15,141
Edison International	485	38,776
Eversource Energy	501	31,383
Pinnacle West Capital Corp.	170	14,911
Southern Co.	1,509	78,770
Xcel Energy, Inc.	752	37,239
		216,220
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	956	10,162
Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	637	18,842
CMS Energy Corp.	429	20,751
Consolidated Edison, Inc.	463	39,841
Dominion Resources, Inc.	950	77,083
NiSource, Inc.	492	12,974
Public Service Enterprise Group, Inc.	769	37,835
Sempra Energy	362	42,535
WEC Energy Group, Inc.	497	33,493
		283,354
Water Utilities - 0.1%
American Water Works Co., Inc.	263	23,081

TOTAL UTILITIES		532,817

TOTAL COMMON STOCKS
(Cost $16,572,301)		17,353,200

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.10% (b)
(Cost $362,647)	362,575	362,647
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $16,934,948)		17,715,847
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(219,357)
NET ASSETS - 100%		$17,496,490

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Dec. 2017	$128,635	$5,839	$5,839

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,443
Total	$1,443

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,839	$0
Total Equity Risk	5,839	0
Total Value of Derivatives	$5,839	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,572,301)	$17,353,200
Fidelity Central Funds (cost $362,647)	362,647
Total Investment in Securities (cost $16,934,948)		$17,715,847
Segregated cash with brokers for derivative instruments		4,500
Receivable for fund shares sold		100,456
Dividends receivable		16,864
Distributions receivable from Fidelity Central Funds		269
Receivable for daily variation margin on futures contracts		220
Total assets		17,838,156
Liabilities
Payable for investments purchased	$319,150
Payable for fund shares redeemed	20,540
Accrued management fee	1,040
Other affiliated payables	936
Total liabilities		341,666
Net Assets		$17,496,490
Net Assets consist of:
Paid in capital		$16,633,700
Undistributed net investment income		80,183
Accumulated undistributed net realized gain (loss) on investments		(4,131)
Net unrealized appreciation (depreciation) on investments		786,738
Net Assets		$17,496,490
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,213,750 ÷ 295,092 shares)		$10.89
Premium Class:
Net Asset Value, offering price and redemption price per share ($13,724,466 ÷ 1,259,799 shares)		$10.89
Institutional Class:
Net Asset Value, offering price and redemption price per share ($558,274 ÷ 51,238 shares)		$10.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 9, 2017 (commencement of operations) to October 31, 2017
Investment Income
Dividends		$85,506
Income from Fidelity Central Funds		1,443
Total income		86,949
Expenses
Management fee	$3,544
Transfer agent fees	3,224
Independent trustees' fees and expenses	11
Total expenses before reductions	6,779
Expense reductions	(13)	6,766
Net investment income (loss)		80,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,778)
Futures contracts	647
Total net realized gain (loss)		(4,131)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	780,899
Futures contracts	5,839
Total change in net unrealized appreciation (depreciation)		786,738
Net gain (loss)		782,607
Net increase (decrease) in net assets resulting from operations		$862,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 9, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,183
Net realized gain (loss)	(4,131)
Change in net unrealized appreciation (depreciation)	786,738
Net increase (decrease) in net assets resulting from operations	862,790
Share transactions - net increase (decrease)	16,633,700
Total increase (decrease) in net assets	17,496,490
Net Assets
Beginning of period	–
End of period	$17,496,490
Other Information
Undistributed net investment income end of period	$80,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Sustainability Index Fund Investor Class

Years ended October 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.80
Total from investment operations	.89
Net asset value, end of period	$10.89
Total ReturnC,D	8.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G
Expenses net of fee waivers, if any	.21%G
Expenses net of all reductions	.21%G
Net investment income (loss)	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,214
Portfolio turnover rateH	3%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Sustainability Index Fund Premium Class

Years ended October 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.80
Total from investment operations	.89
Net asset value, end of period	$10.89
Total ReturnC,D	8.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G
Expenses net of fee waivers, if any	.14%G
Expenses net of all reductions	.14%G
Net investment income (loss)	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,724
Portfolio turnover rateH	3%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Sustainability Index Fund Institutional Class

Years ended October 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.81
Total from investment operations	.90
Net asset value, end of period	$10.90
Total ReturnC,D	9.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G
Expenses net of fee waivers, if any	.11%G
Expenses net of all reductions	.11%G
Net investment income (loss)	1.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$558
Portfolio turnover rateH	3%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,102,545
Gross unrealized depreciation	(328,956)
Net unrealized appreciation (depreciation)	$773,589
Tax Cost	$16,942,258

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$84,217
Undistributed long-term capital gain	$4,984
Net unrealized appreciation (depreciation) on securities and other investments	$773,589

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,897,367 and $295,478, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .08% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.14%
Institutional Class	.11%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .13%, .06% and .03%, of class-level average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$1,163
Premium Class	2,001
Institutional Class	60
$ 3,224

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $13.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended October 31, 2017(a)	Year ended October 31, 2017(a)
Investor Class
Shares sold	531,339	$5,513,531
Shares redeemed	(236,247)	(2,466,638)
Net increase (decrease)	295,092	$3,046,893
Premium Class
Shares sold	1,299,341	$13,477,809
Shares redeemed	(39,542)	(411,338)
Net increase (decrease)	1,259,799	$13,066,471
Institutional Class
Shares sold	51,819	$526,336
Shares redeemed	(581)	(6,000)
Net increase (decrease)	51,238	$520,336

 (a) For the period May 9, 2017 (commencement of operations) to October 31, 2017.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Sustainability Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Sustainability Index Fund (a fund of Fidelity Salem Street Trust) as of October 31, 2017, and the results of its operations, the changes in its net assets, and the financial highlights for the period May 9, 2017 (commencement of operations) through October 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity U.S. Sustainability Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 9, 2017 to October 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2017	Expenses Paid During Period
Investor Class	.21%
Actual		$1,000.00	$1,089.00	$1.06-B
Hypothetical-C		$1,000.00	$1,024.15	$1.07-D
Premium Class	.14%
Actual		$1,000.00	$1,089.00	$.71-B
Hypothetical-C		$1,000.00	$1,024.50	$.71-D
Institutional Class	.11%
Actual		$1,000.00	$1,090.00	$.55-B
Hypothetical-C		$1,000.00	$1,024.65	$.56-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 176/365 (to reflect the period May 9, 2017 to October 31, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity U.S. Sustainability Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity U.S. Sustainability Index Fund
Investor Class	12/11/17	12/08/17	$0.07300	$0.005
Premium Class	12/11/17	12/08/17	$0.07807	$0.005
Institutional Class	12/11/17	12/08/17	$0.08024	$0.005

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2017, $4,984, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Sustainability Index Fund

On March 9, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund’s sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and FMR's affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's strength in managing equity index funds, which the Board is familiar with through its supervision of other Fidelity equity index funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund, after the effect of the contractual expense arrangements discussed below, in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered the projected total expense ratio of each class of the fund. The Board noted that the projected total expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted the contractual arrangements between FMR and the fund limiting the total expenses for each class of the fund, which may not be increased without the approval of the Board.

The Board considered that contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Investor Class: 0.21%; Premium Class: 0.14%; and Institutional Class: 0.11%.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the fund's management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

USY-ANN-1217
1.9883815.100

Fidelity® International Sustainability Index Fund Investor Class, Premium Class and Institutional Class Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5
Total SA (France, Oil, Gas & Consumable Fuels)	1.2
SAP SE (Germany, Software)	1.0
Siemens AG (Germany, Industrial Conglomerates)	1.0
Allianz SE (Germany, Insurance)	1.0
Naspers Ltd. Class N (South Africa, Media)	1.0
The Toronto-Dominion Bank (Canada, Banks)	0.9
13.3

Top Market Sectors as of October 31, 2017

% of fund's net assets
Financials	23.2
Industrials	11.3
Information Technology	11.2
Consumer Discretionary	11.1
Consumer Staples	7.9
Health Care	7.5
Materials	7.3
Energy	5.7
Telecommunication Services	4.8
Utilities	2.9

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Japan	15.0%
United Kingdom	8.0%
Canada	7.1%
Germany	6.6%
France	6.4%
Switzerland	6.0%
Australia	6.0%
United States of America*	4.4%
Netherlands	3.8%
Other	36.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2017

% of fund's net assets
Stocks and Equity Futures	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 6.0%
AGL Energy Ltd.	1,051	$20,327
Amcor Ltd.	1,858	22,525
AMP Ltd.	4,638	17,642
APA Group unit	1,879	12,310
ASX Ltd.	328	13,551
Aurizon Holdings Ltd.	3,150	12,488
Australia & New Zealand Banking Group Ltd.	4,670	106,940
Bendigo & Adelaide Bank Ltd.	694	6,045
BlueScope Steel Ltd.	912	8,962
Boral Ltd.	2,023	11,070
Brambles Ltd.	2,540	18,390
Caltex Australia Ltd.	425	11,144
Coca-Cola Amatil Ltd.	847	5,288
Cochlear Ltd.	90	12,118
Commonwealth Bank of Australia	2,752	163,508
Computershare Ltd.	789	9,408
DEXUS Property Group unit	1,593	11,912
Flight Centre Travel Group Ltd.	94	3,367
Goodman Group unit	2,887	18,472
Healthscope Ltd.	3,307	4,961
Insurance Australia Group Ltd.	3,791	19,033
Lendlease Group unit	855	10,607
Macquarie Group Ltd.	527	39,668
Mirvac Group unit	5,614	10,355
National Australia Bank Ltd.	4,259	106,459
Newcrest Mining Ltd.	1,216	20,856
Ramsay Health Care Ltd.	206	10,549
Scentre Management Ltd. A/S Trustee South Carolina unit	8,413	25,884
SEEK Ltd.	471	6,622
South32 Ltd.	8,440	21,769
SP AusNet	2,254	3,053
Stockland Corp. Ltd. unit	4,019	13,903
Sydney Airport unit	1,933	10,519
Telstra Corp. Ltd.	6,780	18,401
The GPT Group unit	2,660	10,362
Transurban Group unit	3,224	29,931
Wesfarmers Ltd.	1,809	57,873
Westpac Banking Corp.	5,343	135,335
Woodside Petroleum Ltd.	1,204	28,317

TOTAL AUSTRALIA		1,069,924

Austria - 0.1%
OMV AG	246	14,780
Bailiwick of Jersey - 0.4%
Petrofac Ltd.	112	624
Wolseley PLC	391	27,342
WPP PLC	2,049	36,225

TOTAL BAILIWICK OF JERSEY		64,191

Belgium - 0.3%
Colruyt NV	106	5,422
KBC Groep NV	410	34,057
Umicore SA	294	13,140

TOTAL BELGIUM		52,619

Bermuda - 0.2%
Alibaba Pictures Group Ltd. (a)	20,000	3,256
Beijing Enterprises Water Group Ltd.	8,000	6,717
Brilliance China Automotive Holdings Ltd.	4,000	10,111
GOME Electrical Appliances Holdings Ltd.	7,000	897
Haier Electronics Group Co. Ltd.	2,000	5,268
Li & Fung Ltd.	8,000	4,030
Shangri-La Asia Ltd.	2,000	3,979
Yue Yuen Industrial (Holdings) Ltd.	1,000	3,833

TOTAL BERMUDA		38,091

Brazil - 0.8%
BM&F BOVESPA SA	3,200	23,379
BR Malls Participacoes SA	1,400	5,427
Brasil Foods SA (a)	700	9,469
Cielo SA	2,000	13,683
Companhia Energetica de Minas Gerais (CEMIG) rights 11/29/17 (a)	206	73
Cosan SA Industria e Comercio	300	3,430
CPFL Energia SA	400	3,363
Duratex SA	700	2,046
EDP Energias do Brasil SA	500	2,201
Embraer SA	1,100	5,269
ENGIE Brasil Energia SA	300	3,283
Fibria Celulose SA	400	6,400
Hypermarcas SA	700	7,318
Klabin SA unit	900	5,200
Kroton Educacional SA	2,000	10,999
Localiza Rent A Car SA	200	3,538
Lojas Renner SA	1,100	11,594
M. Dias Branco SA	100	1,472
Multiplan Empreendimentos Imobiliarios SA	100	2,186
Natura Cosmeticos SA	300	2,840
Odontoprev SA	500	2,406
TIM Participacoes SA	1,000	3,708
Ultrapar Participacoes SA	600	14,325
Weg SA	900	5,855

TOTAL BRAZIL		149,464

Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	372	16,609
Agrium, Inc.	221	24,060
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	648	30,383
AltaGas Ltd.	286	6,520
ARC Resources Ltd.	457	5,572
ATCO Ltd. Class I (non-vtg.)	134	4,859
Bank of Montreal	1,045	80,054
Bank of Nova Scotia	1,928	124,458
BlackBerry Ltd. (a)	717	7,847
CAE, Inc.	454	8,045
Canadian Imperial Bank of Commerce	692	60,913
Canadian National Railway Co.	1,212	97,526
Canadian Tire Ltd. Class A (non-vtg.)	110	13,497
Canadian Utilities Ltd. Class A (non-vtg.)	189	5,708
Cenovus Energy, Inc.	1,587	15,401
CGI Group, Inc. Class A (sub. vtg.) (a)	315	16,738
Empire Co. Ltd. Class A (non-vtg.)	298	5,158
Enbridge, Inc.	2,614	100,459
Encana Corp.	1,558	18,224
Finning International, Inc.	258	6,292
First Capital Realty, Inc.	200	3,172
Fortis, Inc.	659	24,269
Franco-Nevada Corp.	290	23,045
Gildan Activewear, Inc.	339	10,374
Hydro One Ltd.	508	8,982
Jean Coutu Group, Inc. Class A (sub. vtg.)	93	1,765
Kinross Gold Corp. (a)	1,933	7,642
Loblaw Companies Ltd.	361	18,631
Magna International, Inc. Class A (sub. vtg.)	557	30,387
Metro, Inc. Class A (sub. vtg.)	327	10,293
National Bank of Canada	535	25,964
Open Text Corp.	433	15,140
Pembina Pipeline Corp.	781	25,819
Potash Corp. of Saskatchewan, Inc.	1,342	26,120
PrairieSky Royalty Ltd.	336	8,944
Rogers Communications, Inc. Class B (non-vtg.)	562	29,161
Shaw Communications, Inc. Class B	704	16,076
Sun Life Financial, Inc.	991	38,600
Suncor Energy, Inc.	2,666	90,513
Teck Resources Ltd. Class B (sub. vtg.)	908	18,553
TELUS Corp.	305	11,045
The Toronto-Dominion Bank	2,944	167,361

TOTAL CANADA		1,260,179

Cayman Islands - 2.7%
AAC Technology Holdings, Inc.	1,000	18,304
Anta Sports Products Ltd.	2,000	8,947
Chailease Holding Co. Ltd.	2,000	5,163
China Conch Venture Holdings Ltd.	2,500	5,095
China Medical System Holdings Ltd.	2,000	3,697
GCL-Poly Energy Holdings Ltd. (a)	18,000	3,092
Geely Automobile Holdings Ltd.	8,000	24,765
Shenzhou International Group Holdings Ltd.	1,000	8,537
SOHO China Ltd.	4,500	2,607
Tencent Holdings Ltd.	9,100	408,982

TOTAL CAYMAN ISLANDS		489,189

Chile - 0.3%
Aguas Andinas SA	4,831	3,150
Compania de Petroleos de Chile SA (COPEC)	746	11,493
Empresa Nacional de Telecomunicaciones SA (ENTEL)	289	3,342
Empresas CMPC SA	1,921	6,154
Enersis SA	49,597	10,637
LATAM Airlines Group SA	502	6,933
S.A.C.I. Falabella	1,093	10,476

TOTAL CHILE		52,185

China - 1.8%
Air China Ltd. (H Shares)	2,000	1,905
BYD Co. Ltd. (H Shares)	1,000	8,744
China CITIC Bank Corp. Ltd. (H Shares)	15,000	9,652
China Construction Bank Corp. (H Shares)	134,000	119,548
China Everbright Bank Co. Ltd. (H Shares)	2,000	943
China Longyuan Power Grid Corp. Ltd. (H Shares)	4,000	2,964
China Merchants Bank Co. Ltd. (H Shares)	6,000	22,881
China Minsheng Banking Corp. Ltd. (H Shares)	7,500	7,258
China Shenhua Energy Co. Ltd. (H Shares)	5,000	11,947
China Southern Airlines Ltd. (H Shares)	2,000	1,477
China Vanke Co. Ltd. (H Shares)	1,900	6,758
CRRC Corp. Ltd. (H Shares)	5,000	4,929
Dongfeng Motor Group Co. Ltd. (H Shares)	4,000	5,486
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,000	9,947
Huaneng Renewables Corp. Ltd. (H Shares)	8,000	2,748
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	8,500	74,634
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,000	2,871
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	1,000	4,993
Shanghai Pharma Holding Co. Ltd. (H Shares)	1,200	3,099
Sinopharm Group Co. Ltd. (H Shares)	1,600	7,158
Zhejiang Expressway Co. Ltd. (H Shares)	2,000	2,474

TOTAL CHINA		312,416

Colombia - 0.1%
Cementos Argos SA	862	3,145
Interconexion Electrica SA ESP	758	3,319
Inversiones Argos SA	427	2,785

TOTAL COLOMBIA		9,249

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	241	5,284
Komercni Banka A/S	137	5,889
Telefonica Czech Rep A/S	163	1,985

TOTAL CZECH REPUBLIC		13,158

Denmark - 1.6%
Christian Hansen Holding A/S	165	14,438
Coloplast A/S Series B	197	17,331
Genmab A/S (a)	93	18,780
ISS Holdings A/S	253	10,709
Novo Nordisk A/S Series B	2,966	147,674
Novozymes A/S Series B	361	19,937
Pandora A/S	175	16,519
Tryg A/S	162	3,857
Vestas Wind Systems A/S	333	29,374

TOTAL DENMARK		278,619

Egypt - 0.0%
Commercial International Bank SAE sponsored GDR	1,718	7,843
Finland - 0.5%
Neste Oyj	223	12,424
Nokian Tyres PLC	178	8,163
Orion Oyj (B Shares)	149	6,109
Stora Enso Oyj (R Shares)	872	13,642
UPM-Kymmene Corp.	847	25,455
Wartsila Corp.	247	15,911

TOTAL FINLAND		81,704

France - 6.4%
Accor SA	313	15,618
Aeroports de Paris	52	8,759
Air Liquide SA	683	86,962
AXA SA	3,094	93,403
BIC SA	46	4,858
Capgemini SA	247	30,023
Carrefour SA	910	18,317
Casino Guichard Perrachon SA	91	5,198
CNP Assurances	249	5,794
Compagnie de St. Gobain	792	46,460
Danone SA	946	77,318
Essilor International SA	330	41,784
Eurazeo SA	59	5,485
Gecina SA	72	11,683
Imerys SA	63	5,738
JCDecaux SA	93	3,559
Kering SA	120	55,004
L'Oreal SA	402	89,471
Lagardere S.C.A. (Reg.)	174	5,731
Michelin CGDE Series B	275	39,785
Natixis SA	1,476	11,574
Orange SA	3,209	52,716
Renault SA	277	27,472
Rexel SA	450	8,033
Schneider Electric SA	898	78,899
Suez Environnement SA	546	9,604
Total SA	3,767	209,966
Unibail-Rodamco	161	40,293
Vivendi SA	1,651	41,012
Wendel SA	42	7,084

TOTAL FRANCE		1,137,603

Germany - 6.3%
adidas AG	299	66,541
Allianz SE	731	170,658
BASF AG	1,464	159,654
Bayerische Motoren Werke AG (BMW)	542	55,243
Beiersdorf AG	166	18,621
Commerzbank AG (a)	1,695	23,229
Deutsche Borse AG	314	32,519
Deutsche Post AG	1,553	71,130
Evonik Industries AG	231	8,417
Fraport AG Frankfurt Airport Services Worldwide	61	5,788
HeidelbergCement Finance AG	233	23,740
Henkel AG & Co. KGaA	162	20,418
Merck KGaA	208	22,264
Metro Wholesale & Food Specialist AG	243	4,641
Muenchener Rueckversicherungs AG	248	55,480
OSRAM Licht AG	150	11,476
ProSiebenSat.1 Media AG	352	12,399
SAP SE	1,565	178,821
Siemens AG	1,218	174,945
Symrise AG	187	14,553

TOTAL GERMANY		1,130,537

Greece - 0.0%
Hellenic Telecommunications Organization SA	337	4,004
Titan Cement Co. SA (Reg.)	69	1,665

TOTAL GREECE		5,669

Hong Kong - 2.0%
BOC Hong Kong (Holdings) Ltd.	6,000	28,572
China Everbright International Ltd.	3,000	4,230
China Everbright Ltd.	2,000	4,743
China Mobile Ltd.	10,000	100,584
China Power International Development Ltd.	6,000	1,907
CLP Holdings Ltd.	2,500	25,428
CSPC Pharmaceutical Group Ltd.	8,000	13,905
Hang Lung Properties Ltd.	3,000	6,891
Hang Seng Bank Ltd.	1,200	28,410
Henderson Land Development Co. Ltd.	2,100	13,688
Hong Kong & China Gas Co. Ltd.	13,400	25,401
Hong Kong Exchanges and Clearing Ltd.	1,815	50,532
Hysan Development Co. Ltd.	1,000	4,832
Lenovo Group Ltd.	12,000	6,953
MTR Corp. Ltd.	2,508	14,531
Shanghai Industrial Holdings Ltd.	1,000	3,070
Swire Pacific Ltd. (A Shares)	1,000	9,876
Swire Properties Ltd.	2,000	6,755

TOTAL HONG KONG		350,308

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	512	6,131
OTP Bank PLC	389	15,688

TOTAL HUNGARY		21,819

India - 2.6%
ACC Ltd.	83	2,320
Apollo Hospitals Enterprise Ltd.	131	2,101
Ashok Leyland Ltd.	1,624	3,291
Asian Paints Ltd.	452	8,243
Aurobindo Pharma Ltd.	410	4,812
Axis Bank Ltd.	2,661	21,500
Bharat Forge Ltd.	358	3,860
Bharat Petroleum Corp. Ltd.	1,075	8,992
Bharti Airtel Ltd.	1,795	13,783
Bharti Infratel Ltd.	783	5,347
Bosch Ltd.	13	4,219
Dabur India Ltd.	1,044	5,367
Dr. Reddy's Laboratories Ltd.	161	6,008
Glenmark Pharmaceuticals Ltd.	219	2,089
Godrej Consumer Products Ltd.	339	4,889
Havells India Ltd.	380	2,845
HCL Technologies Ltd.	988	13,058
Hero Motocorp Ltd.	76	4,519
Hindalco Industries Ltd.	1,612	6,657
Hindustan Petroleum Corp. Ltd.	863	5,960
Hindustan Unilever Ltd.	1,087	20,774
Housing Development Finance Corp. Ltd.	2,441	64,367
ICICI Bank Ltd.	3,946	18,504
IDFC Bank Ltd.	2,332	2,040
Infosys Ltd.	2,979	42,412
Mahindra & Mahindra Financial Services Ltd.	428	2,853
Mahindra & Mahindra Ltd.	655	13,604
Marico Ltd.	582	2,834
Nestle India Ltd.	44	4,919
Piramal Enterprises Ltd.	111	4,712
Reliance Industries Ltd.	4,193	60,926
Shree Cement Ltd.	10	2,924
Siemens India Ltd.	108	2,122
Tata Consultancy Services Ltd.	715	28,975
Tata Motors Ltd. (a)	1,769	11,704
Tata Motors Ltd. Class A (a)	2,018	7,506
Tata Steel Ltd.	453	4,924
Tech Mahindra Ltd.	666	4,958
Titan Co. Ltd.	487	4,778
UPL Ltd.	501	6,185
Wipro Ltd.	1,742	7,919
Yes Bank Ltd.	2,793	13,555

TOTAL INDIA		463,355

Indonesia - 0.9%
PT Adaro Energy Tbk	25,500	3,431
PT Astra International Tbk	33,100	19,524
PT Bank Central Asia Tbk	15,800	24,348
PT Bank Danamon Indonesia Tbk Series A	5,500	2,068
PT Bank Mandiri (Persero) Tbk	30,900	16,062
PT Bank Negara Indonesia (Persero) Tbk	11,100	6,220
PT Bank Rakyat Indonesia Tbk	17,900	20,589
PT Indofood CBP Sukses Makmur Tbk	4,700	3,050
PT Indofood Sukses Makmur Tbk	5,100	3,084
PT Jasa Marga Tbk	4,800	2,300
PT Kalbe Farma Tbk	24,400	2,879
PT Lippo Karawaci Tbk	36,800	1,872
PT Matahari Department Store Tbk	3,200	2,029
PT Pakuwon Jati Tbk	48,700	2,262
PT Perusahaan Gas Negara Tbk Series B	21,000	2,849
PT Surya Citra Media Tbk	4,700	745
PT Telkomunikasi Indonesia Tbk Series B	79,000	23,571
PT Unilever Indonesia Tbk	2,500	9,143
PT United Tractors Tbk	2,600	6,647
PT XL Axiata Tbk (a)	7,100	1,769

TOTAL INDONESIA		154,442

Ireland - 0.5%
CRH PLC	1,337	50,314
DCC PLC (United Kingdom)	143	13,561
Kerry Group PLC Class A	251	25,276

TOTAL IRELAND		89,151

Isle of Man - 0.1%
NEPI Rockcastle PLC	688	9,618
Israel - 0.2%
Bank Hapoalim BM (Reg.)	1,858	13,149
Bank Leumi le-Israel BM	2,286	12,640
Mizrahi Tefahot Bank Ltd.	176	3,175

TOTAL ISRAEL		28,964

Italy - 0.8%
Assicurazioni Generali SpA	2,037	37,111
Intesa Sanpaolo SpA	20,488	68,879
Intesa Sanpaolo SpA (Risparmio Shares)	2,422	7,640
Snam Rete Gas SpA	3,665	18,725
Terna SpA	2,362	14,252
Unipolsai SpA	1,341	3,055

TOTAL ITALY		149,662

Japan - 15.0%
AEON Co. Ltd.	900	13,921
AEON Financial Service Co. Ltd.	200	4,295
AEON MALL Co. Ltd.	100	1,788
Aisin Seiki Co. Ltd.	300	15,541
Ajinomoto Co., Inc.	800	16,093
Alfresa Holdings Corp.	300	5,732
All Nippon Airways Ltd.	200	7,687
Amada Holdings Co. Ltd.	500	6,213
Asahi Glass Co. Ltd.	300	11,757
Asahi Kasei Corp.	2,000	24,219
Asics Corp.	200	3,057
Astellas Pharma, Inc.	3,200	42,588
Benesse Holdings, Inc.	100	3,390
Casio Computer Co. Ltd.	300	4,427
Central Japan Railway Co.	200	36,329
Chugai Pharmaceutical Co. Ltd.	400	19,071
Dai Nippon Printing Co. Ltd.	500	11,985
Daicel Chemical Industries Ltd.	500	6,243
Daikin Industries Ltd.	400	44,204
Dainippon Sumitomo Pharma Co. Ltd.	300	4,282
Daiwa House Industry Co. Ltd.	900	32,988
DENSO Corp.	800	44,059
Dentsu, Inc.	300	12,832
East Japan Railway Co.	500	48,490
Eisai Co. Ltd.	400	22,263
Fast Retailing Co. Ltd.	100	33,458
Fujifilm Holdings Corp.	600	24,545
Fujitsu Ltd.	3,000	23,377
Hino Motors Ltd.	300	3,861
Hitachi Chemical Co. Ltd.	200	5,703
Hitachi Construction Machinery Co. Ltd.	200	6,861
Hitachi High-Technologies Corp.	200	8,370
Hitachi Metals Ltd.	300	3,886
Honda Motor Co. Ltd.	2,700	84,610
Hulic Co. Ltd.	500	5,158
INPEX Corp.	1,500	16,061
Kajima Corp.	2,000	20,743
Kaneka Corp.	1,000	8,258
Kansai Paint Co. Ltd.	300	7,711
Kao Corp.	800	48,348
Kawasaki Heavy Industries Ltd.	200	6,978
KDDI Corp.	2,900	77,264
Keio Corp.	200	8,726
Keyence Corp.	200	111,045
Kikkoman Corp.	200	6,864
Kobe Steel Ltd. (a)	500	4,221
Komatsu Ltd.	1,500	49,014
Konica Minolta, Inc.	700	6,141
Kubota Corp.	1,600	30,105
Kuraray Co. Ltd.	500	9,847
Kurita Water Industries Ltd.	100	3,178
Kyocera Corp.	500	33,444
Kyowa Hakko Kirin Co., Ltd.	400	7,384
Lawson, Inc.	100	6,530
Marui Group Co. Ltd.	300	4,591
Mazda Motor Corp.	800	11,549
McDonald's Holdings Co. (Japan) Ltd.	100	4,293
Miraca Holdings, Inc.	100	4,653
Mitsubishi Corp.	2,400	56,203
Mitsubishi Electric Corp.	3,100	53,052
Mitsubishi Estate Co. Ltd.	2,000	36,269
Mitsubishi Materials Corp.	200	7,605
Mitsubishi UFJ Lease & Finance Co. Ltd.	600	3,166
Mitsui Chemicals, Inc.	300	9,251
Mitsui Fudosan Co. Ltd.	1,400	32,677
Mitsui OSK Lines Ltd.	200	6,124
Mizuho Financial Group, Inc.	37,800	68,678
Murata Manufacturing Co. Ltd.	300	47,149
Nabtesco Corp.	200	7,945
NEC Corp.	400	10,976
NGK Insulators Ltd.	400	7,921
NGK Spark Plug Co. Ltd.	300	6,846
Nikon Corp.	500	9,495
Nippon Express Co. Ltd.	100	6,345
Nippon Prologis REIT, Inc.	3	6,308
Nippon Yusen KK (a)	200	4,230
Nissan Motor Co. Ltd.	3,700	35,984
Nissin Food Holdings Co. Ltd.	100	6,297
Nitto Denko Corp.	300	27,896
NKSJ Holdings, Inc.	500	20,098
Nomura Real Estate Holdings, Inc.	200	4,402
Nomura Research Institute Ltd.	200	8,479
NSK Ltd.	600	8,639
NTT DOCOMO, Inc.	2,200	53,281
Obayashi Corp.	1,100	14,403
OMRON Corp.	300	16,811
Oriental Land Co. Ltd.	300	23,995
Osaka Gas Co. Ltd.	600	11,621
Panasonic Corp.	3,500	52,848
Resona Holdings, Inc.	3,500	18,919
Rinnai Corp.	100	8,568
Santen Pharmaceutical Co. Ltd.	500	7,945
Secom Co. Ltd.	300	22,843
Sekisui Chemical Co. Ltd.	600	12,111
Sekisui House Ltd.	800	14,959
Seven & i Holdings Co. Ltd.	1,200	48,365
Shimadzu Corp.	400	8,317
SHIMIZU Corp.	800	9,416
Shin-Etsu Chemical Co. Ltd.	600	63,277
Shionogi & Co. Ltd.	500	26,919
Shiseido Co. Ltd.	600	24,749
Showa Shell Sekiyu K.K.	300	3,539
Sony Corp.	2,000	83,669
Stanley Electric Co. Ltd.	200	7,383
Subaru Corp.	1,000	34,549
Sumitomo Chemical Co. Ltd.	2,000	14,056
Sumitomo Corp.	1,900	27,482
Sumitomo Electric Industries Ltd.	1,100	18,728
Sumitomo Heavy Industries Ltd.	200	8,403
Sumitomo Metal Mining Co. Ltd.	500	19,726
Sumitomo Mitsui Trust Holdings, Inc.	500	19,735
Sumitomo Rubber Industries Ltd.	300	5,696
Suntory Beverage & Food Ltd.	200	9,202
Suzuken Co. Ltd.	100	3,605
Sysmex Corp.	200	13,688
T&D Holdings, Inc.	800	12,481
Takeda Pharmaceutical Co. Ltd.	1,100	62,023
TDK Corp.	300	23,052
Teijin Ltd.	300	6,350
Toho Co. Ltd.	200	6,626
Toho Gas Co. Ltd.	200	5,592
Tokyo Electron Ltd.	300	52,824
Tokyo Gas Co. Ltd.	600	14,967
Tokyu Corp.	800	12,102
Tokyu Fudosan Holdings Corp.	600	3,934
Toppan Printing Co. Ltd.	1,000	10,174
Toray Industries, Inc.	2,300	23,280
Toto Ltd.	200	9,795
Toyo Suisan Kaisha Ltd.	100	3,847
Toyoda Gosei Co. Ltd.	100	2,445
Toyota Tsusho Corp.	300	10,911
USS Co. Ltd.	300	6,064
West Japan Railway Co.	300	21,155
Yakult Honsha Co. Ltd.	100	8,268
Yamada Denki Co. Ltd.	1,000	5,319
Yamaha Corp.	300	11,788
Yamaha Motor Co. Ltd.	400	12,005
Yaskawa Electric Corp.	400	14,332
Yokogawa Electric Corp.	400	7,598

TOTAL JAPAN		2,678,006

Korea (South) - 3.1%
AMOREPACIFIC Corp.	50	14,042
AMOREPACIFIC Group, Inc.	49	6,289
BS Financial Group, Inc.	437	3,885
Cheil Industries, Inc.	125	16,546
Cheil Worldwide, Inc.	140	2,604
CJ CheilJedang Corp.	10	3,273
CJ Corp.	18	3,002
Coway Co. Ltd.	76	6,614
Daelim Industrial Co.	47	3,506
Daewoo Engineering & Construction Co. Ltd. (a)	318	2,090
DGB Financial Group Co. Ltd.	229	2,140
Doosan Heavy Industries & Construction Co. Ltd.	117	1,831
GS Engineering & Construction Corp. (a)	38	884
GS Holdings Corp.	89	5,270
Hana Financial Group, Inc.	475	20,371
Hankook Tire Co. Ltd.	107	5,168
Hanon Systems	311	3,616
Hanssem Co. Ltd.	20	3,050
Hanwha Chemical Corp.	190	5,174
Hanwha Techwin Co. Ltd. (a)	24	824
Hotel Shilla Co.	60	4,202
Hyosung Corp.	39	4,691
Hyundai Engineering & Construction Co. Ltd.	138	4,672
Hyundai Fire & Marine Insurance Co. Ltd.	89	3,610
Hyundai Heavy Industries Co. Ltd. (a)	47	6,579
Hyundai Industrial Development & Construction Co.	73	2,618
Hyundai Mobis	109	25,980
Hyundai Wia Corp.	38	2,192
Industrial Bank of Korea	395	5,423
KB Financial Group, Inc.	617	32,325
Korea Gas Corp. (a)	23	840
Korean Air Lines Co. Ltd. (a)	35	991
Kumho Petro Chemical Co. Ltd.	37	2,297
LG Chemical Ltd.	58	20,931
LG Corp.	162	12,461
LG Display Co. Ltd.	375	9,830
LG Electronics, Inc.	162	13,185
LG Household & Health Care Ltd.	14	14,738
LG Innotek Co. Ltd.	24	3,692
Lotte Chemical Corp.	24	7,931
Lotte Confectionery Co. Ltd.	14	933
Lotte Shopping Co. Ltd.	11	2,214
NAVER Corp.	43	34,382
Oci Co. Ltd.	29	2,931
S-Oil Corp.	64	7,355
Samsung Card Co. Ltd.	31	1,016
Samsung Electro-Mechanics Co. Ltd.	96	8,930
Samsung Fire & Marine Insurance Co. Ltd.	52	12,697
Samsung Heavy Industries Co. Ltd. (a)	302	3,187
Samsung Life Insurance Co. Ltd.	106	12,799
Samsung SDI Co. Ltd.	90	16,582
Samsung SDS Co. Ltd.	59	10,923
Shinhan Financial Group Co. Ltd.	688	30,966
SK C&C Co. Ltd.	49	12,687
SK Energy Co. Ltd.	105	19,252
SK Hynix, Inc.	924	67,931
SK Networks Co. Ltd.	317	1,885
SK Telecom Co. Ltd.	30	7,097
Woori Bank	622	9,123
Yuhan Corp.	16	2,919

TOTAL KOREA (SOUTH)		555,176

Luxembourg - 0.1%
SES SA (France) (depositary receipt)	557	9,058
Tenaris SA	713	9,733

TOTAL LUXEMBOURG		18,791

Malaysia - 0.7%
AMMB Holdings Bhd	3,200	3,236
Astro Malaysia Holdings Bhd	3,000	1,992
Axiata Group Bhd	4,407	5,613
Bumiputra-Commerce Holdings Bhd	6,500	9,431
Dialog Group Bhd	6,100	3,258
DiGi.com Bhd	4,300	5,080
Hap Seng Consolidated Bhd	800	1,754
Hartalega Holdings Bhd	1,200	2,161
IHH Healthcare Bhd	3,200	4,265
IOI Properties Group Bhd	4,300	2,022
Kuala Lumpur Kepong Bhd	700	4,069
Malayan Banking Bhd	5,500	12,022
Malaysia Airports Holdings Bhd	1,700	3,326
Maxis Bhd	3,700	5,202
MISC Bhd	1,900	3,120
Petronas Dagangan Bhd	300	1,698
PPB Group Bhd	800	3,172
Public Bank Bhd	4,800	23,206
RHB Capital Bhd	800	960
SapuraKencana Petroleum Bhd	7,500	2,836
Telekom Malaysia Bhd	2,000	3,001
Tenaga Nasional Bhd	5,700	20,203
YTL Corp. Bhd	9,180	2,755

TOTAL MALAYSIA		124,382

Mexico - 0.5%
Alfa SA de CV Series A	4,900	5,119
CEMEX S.A.B. de CV unit	23,200	18,854
Coca-Cola FEMSA S.A.B. de CV Series L	800	5,404
Compartamos S.A.B. de CV	1,900	1,925
El Puerto de Liverpool S.A.B. de CV Class C	400	2,725
Embotelladoras Arca S.A.B. de CV	800	5,091
Fomento Economico Mexicano S.A.B. de CV unit	3,000	26,190
Gruma S.A.B. de CV Series B	335	4,388
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	305	5,440
Grupo Bimbo S.A.B. de CV Series A	2,500	5,779
Industrias Penoles SA de CV	220	5,114
Infraestructura Energetica Nova S.A.B. de CV	700	3,574
Kimberly-Clark de Mexico SA de CV Series A	2,500	4,305

TOTAL MEXICO		93,908

Netherlands - 3.8%
AEGON NV	2,861	16,891
Akzo Nobel NV	409	37,037
ASML Holding NV (Netherlands)	584	105,371
CNH Industrial NV	1,644	21,008
EXOR NV	173	11,094
Gemalto NV	111	4,394
ING Groep NV (Certificaten Van Aandelen)	6,181	114,222
Koninklijke Ahold Delhaize NV	2,058	38,728
Koninklijke Boskalis Westminster NV	1	36
Koninklijke DSM NV	288	24,570
Koninklijke KPN NV	5,183	17,834
Koninklijke Philips Electronics NV	1,480	60,314
NN Group NV	498	20,860
QIAGEN NV (Germany)	333	11,278
RELX NV	1,565	35,348
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,594	150,685
Vopak NV	109	4,720

TOTAL NETHERLANDS		674,390

New Zealand - 0.1%
Auckland International Airport Ltd.	1,647	7,021
Contact Energy Ltd.	1,315	5,174
Fletcher Building Ltd.	1,121	5,646
Mercury Nz Ltd.	1,281	2,884
Meridian Energy Ltd.	1,459	2,845
Ryman Healthcare Group Ltd.	486	3,093

TOTAL NEW ZEALAND		26,663

Norway - 0.8%
DNB ASA	1,511	29,136
Marine Harvest ASA	696	13,591
Norsk Hydro ASA	2,185	16,893
Orkla ASA	1,260	12,333
Statoil ASA	1,869	37,973
Telenor ASA	1,180	25,065

TOTAL NORWAY		134,991

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	3,480	5,053
Aboitiz Power Corp.	1,500	1,236
Ayala Land, Inc.	12,800	10,719
Bank of the Philippine Islands (BPI)	1,500	2,850
BDO Unibank, Inc.	3,150	8,396
JG Summit Holdings, Inc.	4,240	6,321
Jollibee Food Corp.	760	3,668
Metro Pacific Investments Corp.	22,700	2,992
Metropolitan Bank & Trust Co.	560	940
PNOC Energy Development Corp.	2,733	306
SM Investments Corp.	350	6,480
SM Prime Holdings, Inc.	14,900	10,687

TOTAL PHILIPPINES		59,648

Poland - 0.4%
Bank Millennium SA (a)	965	2,116
Bank Polska Kasa Opieki SA	236	7,709
Bank Zachodni WBK SA	57	5,720
BRE Bank SA (a)	30	3,795
Eurocash SA	194	1,962
Grupa Lotos SA	191	3,465
KGHM Polska Miedz SA (Bearer)	194	6,553
Polish Oil & Gas Co. SA	2,991	5,497
Polski Koncern Naftowy Orlen SA	486	17,184
Powszechny Zaklad Ubezpieczen SA	1,010	13,036

TOTAL POLAND		67,037

Portugal - 0.2%
Energias de Portugal SA	4,009	14,304
Galp Energia SGPS SA Class B	822	15,282
Jeronimo Martins SGPS SA	437	7,941

TOTAL PORTUGAL		37,527

Qatar - 0.1%
Qatar Gas Transport Co. Ltd. (Nakilat)	510	2,122
Qatar Islamic Bank	95	2,531
Qatar Telecom (Qtel) Q.S.C.	96	2,265
The Commercial Bank of Qatar	292	2,117

TOTAL QATAR		9,035

Russia - 0.4%
Alrosa Co. Ltd.	3,800	4,886
Inter Rao Ues JSC	53,000	3,244
Lukoil PJSC	653	34,631
NOVATEK OAO GDR (Reg. S)	148	16,887
Novolipetsk Steel OJSC	1,400	3,189
PhosAgro OJSC GDR (Reg. S)	209	2,874
RusHydro PJSC	209,000	2,920

TOTAL RUSSIA		68,631

Singapore - 0.9%
Ascendas Real Estate Investment Trust	3,400	6,834
CapitaCommercial Trust (REIT)	3,381	4,303
CapitaLand Ltd.	3,700	9,962
CapitaMall Trust	4,000	5,928
City Developments Ltd.	700	6,645
DBS Group Holdings Ltd.	2,800	46,793
Global Logistic Properties Ltd.	3,100	7,550
Jardine Cycle & Carriage Ltd.	200	5,779
Keppel Corp. Ltd.	2,200	12,105
Singapore Airlines Ltd.	1,000	7,534
Singapore Press Holdings Ltd.	2,700	5,348
Singapore Telecommunications Ltd.	12,700	34,939
StarHub Ltd.	500	965
UOL Group Ltd.	900	5,969

TOTAL SINGAPORE		160,654

South Africa - 2.3%
Anglo American Platinum Ltd. (a)	117	3,256
Aspen Pharmacare Holdings Ltd.	647	14,618
Barclays Africa Group Ltd.	1,029	10,199
Bidvest Group Ltd.	470	5,701
Coronation Fund Managers Ltd.	303	1,529
Exxaro Resources Ltd.	351	3,569
FirstRand Ltd.	5,442	19,726
Fortress Income Fund Ltd.:
Class A	2,230	2,670
Class B	1,045	2,968
Foschini Ltd.	305	2,923
Growthpoint Properties Ltd.	3,364	5,832
Hyprop Investments Ltd.	325	2,445
Imperial Holdings Ltd.	265	3,798
Investec Ltd.	471	3,213
Liberty Holdings Ltd.	181	1,422
Massmart Holdings Ltd.	246	1,863
Mondi Ltd.	198	4,749
Mr Price Group Ltd.	430	5,330
MTN Group Ltd.	2,745	23,835
Naspers Ltd. Class N	694	169,098
Nedbank Group Ltd.	338	4,957
Netcare Ltd.	1,878	3,306
Novus Holdings Ltd.	187	93
Pick 'n Pay Stores Ltd.	690	2,894
Pioneer Foods Ltd.	315	2,651
Redefine Properties Ltd.	7,413	5,563
Remgro Ltd.	818	12,381
Resilient Property Income Fund Ltd.	540	5,379
RMB Holdings Ltd.	1,160	5,128
Sanlam Ltd.	2,306	11,531
Sappi Ltd.	808	5,412
Shoprite Holdings Ltd.	707	10,119
Spar Group Ltd.	242	2,847
Standard Bank Group Ltd.	2,068	23,987
Tiger Brands Ltd.	243	6,634
Vodacom Group Ltd.	977	10,614
Woolworths Holdings Ltd.	1,688	6,728

TOTAL SOUTH AFRICA		408,968

Spain - 2.4%
Amadeus IT Holding SA Class A	698	47,361
Banco Bilbao Vizcaya Argentaria SA	10,576	92,482
Banco de Sabadell SA	8,785	17,591
Bankinter SA	1,037	9,788
CaixaBank SA	5,594	26,182
Distribuidora Internacional de Alimentacion SA	929	4,545
Enagas SA	355	10,226
Ferrovial SA	785	17,054
Ferrovial SA rights (a)	785	378
Gas Natural SDG SA	538	11,512
Iberdrola SA	9,113	73,649
Inditex SA	1,695	63,369
Red Electrica Corporacion SA	731	16,187
Repsol YPF SA	2,024	37,923

TOTAL SPAIN		428,247

Sweden - 2.7%
ASSA ABLOY AB (B Shares)	1,622	34,196
Atlas Copco AB:
(A Shares)	1,089	47,766
(B Shares)	603	23,950
Boliden AB	439	15,365
Essity AB Class B	968	28,942
H&M Hennes & Mauritz AB (B Shares)	1,515	38,039
Husqvarna AB (B Shares)	705	6,889
ICA Gruppen AB	129	4,758
Industrivarden AB (C Shares)	238	6,118
Kinnevik AB (B Shares)	364	11,944
Lundbergfoeretagen AB	53	4,137
Nordea Bank AB	4,850	58,629
Sandvik AB	1,849	33,770
Skandinaviska Enskilda Banken AB (A Shares)	2,501	30,831
Skanska AB (B Shares)	482	10,577
SKF AB (B Shares)	553	12,861
Svenska Handelsbanken AB (A Shares)	2,462	35,291
Swedbank AB (A Shares)	1,460	36,240
Telefonaktiebolaget LM Ericsson (B Shares)	4,747	29,873
TeliaSonera AB	4,119	19,066

TOTAL SWEDEN		489,242

Switzerland - 6.0%
ABB Ltd. (Reg.)	3,183	83,124
Adecco SA (Reg.)	260	20,627
Coca-Cola HBC AG	265	8,957
Compagnie Financiere Richemont SA Series A	826	76,146
Givaudan SA	15	33,499
Kuehne & Nagel International AG	91	15,890
Lafargeholcim Ltd. (Reg.)	727	41,063
Lindt & Spruengli AG (participation certificate)	4	23,154
Lonza Group AG	115	30,547
Novartis AG	3,550	292,802
Roche Holding AG (participation certificate)	1,120	258,867
SGS SA (Reg.)	9	22,226
Sika AG	3	22,207
Swiss Re Ltd.	517	48,635
Swisscom AG	43	21,723
Zurich Insurance Group AG	241	73,557

TOTAL SWITZERLAND		1,073,024

Taiwan - 3.6%
Acer, Inc.	2,000	1,035
Advanced Semiconductor Engineering, Inc.	10,000	12,098
Advantech Co. Ltd.	1,000	6,835
ASUSTeK Computer, Inc.	1,000	8,660
AU Optronics Corp.	14,000	5,741
Chang Hwa Commercial Bank	6,100	3,309
Chicony Electronics Co. Ltd.	1,000	2,505
China Airlines Ltd. (a)	5,000	2,041
China Steel Corp.	20,000	16,292
Chinatrust Financial Holding Co. Ltd.	28,000	17,931
Chinatrust Financial Holding Co. Ltd. rights 12/15/17(a)(b)	383	46
Chunghwa Telecom Co. Ltd.	6,000	20,506
Compal Electronics, Inc.	6,000	4,420
Delta Electronics, Inc.	3,000	14,434
E.SUN Financial Holdings Co. Ltd.	14,518	8,840
EVA Airways Corp.	5,000	2,464
Evergreen Marine Corp. (Taiwan) (a)	3,000	1,797
Far Eastern Textile Ltd.	3,000	2,573
Far EasTone Telecommunications Co. Ltd.	2,000	4,698
Feng Tay Enterprise Co. Ltd.	1,000	4,513
Formosa Taffeta Co. Ltd.	1,000	1,027
Fubon Financial Holding Co. Ltd.	10,000	15,943
HIWIN Technologies Corp.	1,000	10,021
Hotai Motor Co. Ltd.	1,000	11,613
Innolux Corp.	16,000	7,008
Inventec Corp.	4,000	3,106
Lite-On Technology Corp.	3,000	4,236
MediaTek, Inc.	2,000	22,729
Merida Industry Co. Ltd.	1,000	4,662
Micro-Star International Co. Ltd.	1,000	2,439
Nan Ya Plastics Corp.	7,000	17,281
President Chain Store Corp.	1,000	8,992
Quanta Computer, Inc.	4,000	9,423
Shin Kong Financial Holding Co. Ltd.	13,000	4,163
Siliconware Precision Industries Co. Ltd.	3,000	4,761
Standard Foods Corp.	1,040	2,578
Taishin Financial Holdings Co. Ltd.	13,343	5,844
Taiwan Business Bank	6,180	1,708
Taiwan Cooperative Financial Holding Co. Ltd.	10,180	5,506
Taiwan Fertilizer Co. Ltd.	1,000	1,307
Taiwan Mobile Co. Ltd.	3,000	10,701
Taiwan Semiconductor Manufacturing Co. Ltd.	39,000	315,513
TECO Electric & Machinery Co. Ltd.	3,000	2,802
Unified-President Enterprises Corp.	7,000	14,633
United Microelectronics Corp.	19,000	9,813
Vanguard International Semiconductor Corp.	2,000	3,796
Wistron Corp.	4,029	3,362

TOTAL TAIWAN		645,705

Thailand - 0.8%
Advanced Info Service PCL	500	2,927
Advanced Info Service PCL (For. Reg.)	1,100	6,440
Airports of Thailand PCL (For. Reg.)	6,300	11,284
Bangkok Dusit Medical Services PCL (For. Reg.)	6,000	3,829
Banpu PCL (For. Reg.)	4,800	2,529
Berli Jucker PCL (For. Reg)	2,100	3,382
BTS Group Holdings PCL	12,000	3,070
Bumrungrad Hospital PCL (For. Reg.)	600	3,974
C.P. ALL PCL	1,000	2,107
C.P. ALL PCL (For. Reg.)	7,200	15,172
Central Pattana PCL (For. Reg.)	1,800	4,308
Delta Electronics PCL	800	2,071
Delta Electronics PCL (For. Reg.)	400	1,036
Electricity Generating PCL (For. Reg.)	300	2,077
Energy Absolute PCL	1,900	2,474
Glow Energy PCL (For. Reg.)	1,500	4,064
Home Product Center PCL (For. Reg.)	3,800	1,464
IRPC PCL (For. Reg.)	16,800	3,262
Kasikornbank PCL	1,200	8,236
Kasikornbank PCL (For. Reg.)	1,700	11,668
KCE Electronics PCL	800	2,408
Krung Thai Bank PCL (For. Reg.)	6,400	3,506
Minor International PCL (For. Reg.)	2,900	3,776
PTT Global Chemical PCL	800	1,927
PTT Global Chemical PCL (For. Reg.)	2,800	6,743
Robinsons Department Store PCL (For. Reg.)	900	2,012
Siam Cement PCL (For. Reg.)	600	8,814
Siam Commercial Bank PCL	500	2,205
Siam Commercial Bank PCL (For. Reg.)	2,600	11,466
Thai Oil PCL (For. Reg.)	1,300	3,992
TMB PCL (For. Reg.)	26,700	2,074

TOTAL THAILAND		144,297

Turkey - 0.1%
Arcelik A/S	505	2,758
Coca-Cola Icecek Sanayi A/S	198	2,015
Koc Holding A/S	1,135	5,074
Tupras Turkiye Petrol Rafinerileri A/S	182	6,549
Ulker Biskuvi Sanayi A/S	251	1,339

TOTAL TURKEY		17,735

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	3,521	7,085
DP World Ltd.	248	5,890
Dubai Islamic Bank Pakistan Ltd.	1,579	2,631
National Bank of Abu Dhabi PJSC	2,619	7,381

TOTAL UNITED ARAB EMIRATES		22,987

United Kingdom - 8.0%
3i Group PLC	1,567	20,000
Associated British Foods PLC	562	24,871
Aviva PLC	6,519	43,724
Barratt Developments PLC	1,635	14,213
Berkeley Group Holdings PLC	186	9,242
British Land Co. PLC	1,650	13,171
BT Group PLC	13,429	46,270
Burberry Group PLC	707	17,860
Capita Group PLC	973	6,772
Coca-Cola European Partners PLC	363	14,890
Croda International PLC	213	11,836
easyJet PLC	296	5,264
GlaxoSmithKline PLC	7,847	140,833
Hammerson PLC	1,130	7,864
InterContinental Hotel Group PLC	298	16,512
Intertek Group PLC	248	17,869
Investec PLC	1,144	7,833
ITV PLC	5,894	12,877
J Sainsbury PLC	2,503	8,062
Johnson Matthey PLC	322	14,459
Kingfisher PLC	3,649	15,171
Land Securities Group PLC	1,159	14,870
Legal & General Group PLC	9,796	34,738
London Stock Exchange Group PLC	493	24,626
Marks & Spencer Group PLC	2,391	10,927
Mediclinic International PLC	596	4,607
Meggitt PLC	1,219	8,395
Merlin Entertainments PLC	1,233	6,203
Mondi PLC	610	14,753
National Grid PLC	5,438	65,436
Next PLC	242	15,817
Old Mutual PLC	7,842	19,893
Pearson PLC	1,224	11,429
Prudential PLC	4,104	100,734
Reckitt Benckiser Group PLC	1,058	94,656
RELX PLC	1,737	39,980
RSA Insurance Group PLC	1,561	13,041
Schroders PLC	196	9,093
Scottish & Southern Energy PLC	1,570	28,817
Segro PLC	1,595	11,503
SKY PLC	1,710	21,417
Standard Chartered PLC (United Kingdom) (a)	5,238	52,204
Standard Life PLC	4,206	24,009
Tate & Lyle PLC	622	5,341
Taylor Wimpey PLC	5,376	14,245
Tesco PLC	12,622	30,414
Travis Perkins PLC	361	7,288
Unilever PLC	2,038	115,502
United Utilities Group PLC	1,072	11,860
Vodafone Group PLC	42,506	121,582
Whitbread PLC	306	15,009
WM Morrison Supermarkets PLC	3,429	10,211

TOTAL UNITED KINGDOM		1,428,193

TOTAL COMMON STOCKS
(Cost $16,044,016)		16,801,976

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.9%
Banco Bradesco SA (PN)	4,900	51,946
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)	200	4,659
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,300	3,072
Companhia Paranaense de Energia-Copel (PN-B)	300	2,292
Gerdau SA (PN)	1,100	3,682
Itau Unibanco Holding SA	5,200	66,842
Itausa-Investimentos Itau SA (PN)	6,400	20,503
Suzano Papel e Celulose SA	700	4,350
Telefonica Brasil SA	800	12,350

TOTAL BRAZIL		169,696

Chile - 0.0%
Embotelladora Andina SA Class B	552	2,788
Sociedad Quimica y Minera de Chile SA (PN-B)	135	8,057

TOTAL CHILE		10,845

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	73	6,371
Henkel AG & Co. KGaA	286	40,144

TOTAL GERMANY		46,515

Korea (South) - 0.1%
AMOREPACIFIC Corp.	11	1,756
LG Chemical Ltd.	32	7,427
LG Household & Health Care Ltd.	3	1,757

TOTAL KOREA (SOUTH)		10,940

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $225,447)		237,996
	Principal Amount	Value

Government Obligations - 0.6%
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 1.06% 1/11/18(c)
(Cost $99,792)	100,000	99,790
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.10% (d)
(Cost $548,699)	548,589	548,699
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $16,917,954)		17,688,461
NET OTHER ASSETS (LIABILITIES) - 0.7%		132,683
NET ASSETS - 100%		$17,821,144

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5	Dec. 2017	$501,850	$4,659	$4,659
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Dec. 2017	281,050	2,078	2,078
TOTAL FUTURES CONTRACTS					$6,737

The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $46,901.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,624
Total	$3,624

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,930,047	$1,189,048	$740,999	$--
Consumer Staples	1,476,562	720,744	755,818	--
Energy	978,001	666,098	311,903	--
Financials	4,069,492	3,015,156	1,054,290	46
Health Care	1,407,184	280,533	1,126,651	--
Industrials	2,017,803	1,031,139	986,664	--
Information Technology	1,989,471	504,289	1,485,182	--
Materials	1,349,428	970,623	378,805	--
Real Estate	500,131	376,607	123,524	--
Telecommunication Services	807,734	268,628	539,106	--
Utilities	514,119	456,538	57,581	--
Government Obligations	99,790	--	99,790	--
Money Market Funds	548,699	548,699	--	--
Total Investments in Securities:	$17,688,461	$10,028,102	$7,660,313	$46
Derivative Instruments:
Assets
Futures Contracts	$6,737	$6,737	$--	$--
Total Assets	$6,737	$6,737	$--	$--
Total Derivative Instruments:	$6,737	$6,737	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$6,737	$0
Total Equity Risk	6,737	0
Total Value of Derivatives	$6,737	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,369,255)	$17,139,762
Fidelity Central Funds (cost $548,699)	548,699
Total Investment in Securities (cost $16,917,954)		$17,688,461
Foreign currency held at value (cost $21,732)		21,763
Receivable for fund shares sold		104,099
Dividends receivable		25,911
Distributions receivable from Fidelity Central Funds		577
Receivable for daily variation margin on futures contracts		3,840
Total assets		17,844,651
Liabilities
Payable for fund shares redeemed	$20,000
Accrued management fee	2,342
Other affiliated payables	1,165
Total liabilities		23,507
Net Assets		$17,821,144
Net Assets consist of:
Paid in capital		$16,884,074
Undistributed net investment income		110,330
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,606
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		777,134
Net Assets		$17,821,144
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,485,060 ÷ 318,114 shares)		$10.96
Premium Class:
Net Asset Value, offering price and redemption price per share ($12,368,129 ÷ 1,128,698 shares)		$10.96
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,967,955 ÷ 179,549 shares)		$10.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 9, 2017 (commencement of operations) to October 31, 2017
Investment Income
Dividends		$132,032
Interest		398
Income from Fidelity Central Funds		3,624
Income before foreign taxes withheld		136,054
Less foreign taxes withheld		(12,884)
Total income		123,170
Expenses
Management fee	$8,535
Transfer agent fees	4,302
Independent trustees' fees and expenses	13
Total expenses before reductions	12,850
Expense reductions	(10)	12,840
Net investment income (loss)		110,330
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,001
Foreign currency transactions	3,325
Futures contracts	38,280
Total net realized gain (loss)		49,606
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	770,507
Assets and liabilities in foreign currencies	(110)
Futures contracts	6,737
Total change in net unrealized appreciation (depreciation)		777,134
Net gain (loss)		826,740
Net increase (decrease) in net assets resulting from operations		$937,070

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 9, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,330
Net realized gain (loss)	49,606
Change in net unrealized appreciation (depreciation)	777,134
Net increase (decrease) in net assets resulting from operations	937,070
Share transactions - net increase (decrease)	16,884,074
Total increase (decrease) in net assets	17,821,144
Net Assets
Beginning of period	–
End of period	$17,821,144
Other Information
Undistributed net investment income end of period	$110,330

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Sustainability Index Fund Investor Class

Years ended October 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.85
Total from investment operations	.96
Net asset value, end of period	$10.96
Total ReturnC,D	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G
Expenses net of fee waivers, if any	.30%G
Expenses net of all reductions	.30%G
Net investment income (loss)	2.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,485
Portfolio turnover rateH	4%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Sustainability Index Fund Premium Class

Years ended October 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.85
Total from investment operations	.96
Net asset value, end of period	$10.96
Total ReturnC,D	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G
Expenses net of fee waivers, if any	.25%G
Expenses net of all reductions	.25%G
Net investment income (loss)	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,368
Portfolio turnover rateH	4%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Sustainability Index Fund Institutional Class

Years ended October 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.85
Total from investment operations	.96
Net asset value, end of period	$10.96
Total ReturnC,D	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.20%G
Expenses net of fee waivers, if any	.20%G
Expenses net of all reductions	.20%G
Net investment income (loss)	2.25%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,968
Portfolio turnover rateH	4%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,061,197
Gross unrealized depreciation	(306,165)
Net unrealized appreciation (depreciation)	$755,032
Tax Cost	$16,933,429

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$155,201
Undistributed long-term capital gain	$26,946
Net unrealized appreciation (depreciation) on securities and other investments	$754,922

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other short-term securities, aggregated $16,722,204 and $460,995, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .17% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.30%
Premium Class	.25%
Institutional Class	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .13%, .08% and .03%, of class-level average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$1,722
Premium Class	2,354
Institutional Class	226
$ 4,302

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended October 31, 2017(a)	Year ended October 31, 2017(a)
Investor Class
Shares sold	582,616	$6,036,278
Shares redeemed	(264,502)	(2,795,046)
Net increase (decrease)	318,114	$3,241,232
Premium Class
Shares sold	1,173,399	$12,295,717
Shares redeemed	(44,701)	(476,608)
Net increase (decrease)	1,128,698	$11,819,109
Institutional Class
Shares sold	179,549	$1,823,733
Net increase (decrease)	179,549	$1,823,733

 (a) For the period May 9, 2017 (commencement of operations) to October 31, 2017.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 25% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity International Sustainability Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Sustainability Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2017, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from May 9, 2017 (commencement of operations) to October 31, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodians and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Sustainability Index Fund as of October 31, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 9, 2017 (commencement of operations) to October 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 9, 2017 to October 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2017	Expenses Paid During Period
Investor Class	.30%
Actual		$1,000.00	$1,096.00	1.52B
Hypothetical-C		$1,000.00	$1,023.69	1.53D
Premium Class	.25%
Actual		$1,000.00	$1,096.00	1.26B
Hypothetical-C		$1,000.00	$1,023.95	1.28D
Institutional Class	.20%
Actual		$1,000.00	$1,096.00	1.01B
Hypothetical-C		$1,000.00	$1,024.20	1.02D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 176/365 (to reflect the period May 9, 2017 to October 31, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity International Sustainability Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity International Sustainability Index Fund
Investor Class	12/11/17	12/08/17	$0.08300	$0.05200
Premium Class	12/11/17	12/08/17	$0.08657	$0.05200
Institutional Class	12/11/17	12/08/17	$0.09013	$0.05200

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2017, $26,946, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Sustainability Index Fund

On March 9, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and FMR's affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's strength in managing equity index funds, which the Board is familiar with through its supervision of other Fidelity equity index funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund, after the effect of the contractual expense arrangements discussed below, in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered the projected total expense ratio of each class of the fund. The Board noted that the projected total expense ratio of Premium Class and Institutional Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board also noted that the projected total expense ratio of Investor Class of the fund is above the median, but lower than other index funds that have a similar sustainability focus.

The Board also noted the contractual arrangements between FMR and the fund limiting the total expenses for each class of the fund, which may not be increased without the approval of the Board.

The Board considered that contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Investor Class: 0.30%; Premium Class: 0.25%; and Institutional Class: 0.20%.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the fund's management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

ISY-ANN-1217
1.9883818.100

Fidelity® Total International Index Fund Institutional Class and Institutional Premium Class Annual Report October 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Life of fundA
Institutional Class	23.35%	16.92%
Institutional Premium Class	23.37%	16.93%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total International Index Fund - Institutional Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Investable Market Index performed over the same period.

Period Ending Values
$12,446	Fidelity® Total International Index Fund - Institutional Class
$12,561	MSCI ACWI (All Country World Index) ex USA Investable Market Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the 12 months ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In the energy sector (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes gained roughly 23%, close to in line with the 23.99% increase in the benchmark MSCI ACWI IMI ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment, many more stocks contributed than detracted over the 12-month time frame. On an absolute basis, the fund’s top individual contributor was China-based media company Tencent Holdings (+69%), which rose steadily throughout the year, reflecting the company’s strong financial results. South Korea’s Samsung Electronics (+75%) continued to gain ground, as the consumer electronics giant bounced back from a difficult 2016. Chinese e-commerce provider Alibaba Group (+82%) produced strong growth throughout the year, while shares of Taiwan Semiconductor (+39%) benefited from continued-strong demand for chipmakers’ products. In contrast, the fund’s biggest laggard was Israel-based Teva Pharmaceutical Industries (-67%), which encountered a myriad of problems this period. U.K.-based telecommunication services provider BT Group (-22%) saw its shares plunge in January as the company dealt with an accounting scandal. Ireland-based pharm company Shire (-13%) also notably detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.0	1.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.0	0.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0	0.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.9	0.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.7	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.7	0.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.6	0.6
	8.2

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	22.9
Industrials	12.9	12.3
Consumer Discretionary	11.8	11.7
Information Technology	11.5	9.5
Consumer Staples	8.3	9.0
Materials	8.0	7.9
Health Care	7.2	7.6
Energy	6.4	6.3
Real Estate	4.0	4.0
Telecommunication Services	3.8	3.4

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Japan	17.1%
United Kingdom	11.2%
Canada	6.6%
Germany	6.3%
France	6.3%
Switzerland	5.2%
Australia	4.5%
Cayman Islands	4.1%
Korea (South)	3.8%
Other*	34.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of April 30, 2017
Japan	16.4%
United Kingdom	11.2%
Canada	6.7%
France	6.2%
Germany	6.2%
Switzerland	5.7%
Australia	4.9%
Korea (South)	3.4%
Cayman Islands	3.2%
Other*	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable.

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 4.5%
360 Capital Industrial Fund	962	$1,892
Abacus Property Group unit	2,659	7,733
Aconex Ltd. (a)(b)	3,146	12,232
Adelaide Brighton Ltd.	18,053	85,803
AGL Energy Ltd.	17,069	330,121
ALS Ltd.	12,613	75,586
Altium Ltd.	2,077	19,044
Alumina Ltd.	66,315	118,765
Amcor Ltd.	29,023	351,850
AMP Ltd.	76,545	291,161
Ansell Ltd.	5,788	106,316
APA Group unit	29,479	193,129
APN News & Media Ltd.	1,364	1,811
APN Outdoor Group Ltd.	1,212	4,332
ARB Corp. Ltd.	727	10,132
Ardent Leisure Group unit	12,985	18,634
Aristocrat Leisure Ltd.	13,138	236,799
Asaleo Care Ltd.	2,008	2,275
ASX Ltd.	5,537	228,753
Aurizon Holdings Ltd.	51,515	204,232
Austal Ltd.	1,439	1,944
Australia & New Zealand Banking Group Ltd.	74,548	1,707,095
Australian Agricultural Co. Ltd. (a)	4,710	5,299
Australian Pharmaceutical Industries Ltd.	4,913	5,659
Automotive Holdings Group Ltd.	2,148	5,326
Babcock & Brown Wind Partners (a)	22,022	12,304
Bank of Queensland Ltd.	11,503	117,619
Bapcor Ltd.	5,525	23,003
Beach Energy Ltd.	66,766	49,822
Bega Cheese Ltd.	7,332	41,245
Bellamy's Australia Ltd. (a)	1,701	15,674
Bendigo & Adelaide Bank Ltd.	12,844	111,867
BHP Billiton Ltd.	81,829	1,684,762
Blackmores Ltd.	344	42,051
BlueScope Steel Ltd.	13,408	131,762
Boral Ltd.	27,831	152,298
Brambles Ltd.	38,594	279,429
Breville Group Ltd.	3,281	29,254
Brickworks Ltd.	3,884	42,181
BT Investment Management Ltd.	5,921	48,851
BWP Trust	13,548	32,040
Caltex Australia Ltd.	8,279	217,083
Carsales.com Ltd.	4,399	46,158
Challenger Ltd.	15,261	155,344
Charter Hall Group unit	16,947	75,228
Charter Hall Long Wale REIT unit	5,776	18,390
Charter Hall Retail REIT	4,482	13,927
Cimic Group Ltd.	2,507	92,771
Coca-Cola Amatil Ltd.	13,965	87,186
Cochlear Ltd.	1,483	199,672
Commonwealth Bank of Australia	43,929	2,610,003
Computershare Ltd.	11,981	142,863
Corporate Travel Management Ltd.	2,449	45,059
Costa Group Holdings Ltd.	3,356	15,950
Credit Corp. Group Ltd.	352	5,404
Cromwell Property Group unit	19,567	14,976
Crown Ltd.	11,482	102,026
CSL Ltd.	11,937	1,269,262
CSR Ltd.	13,321	48,325
DEXUS Property Group unit	27,062	202,355
Dominos Pizza Enterprises Ltd.	2,092	74,596
Downer EDI Ltd.	15,007	80,284
DuluxGroup Ltd.	11,077	62,481
Eclipx Group Ltd.	2,762	8,561
Estia Health Ltd.	5,345	14,236
Evolution Mining Ltd.	28,901	52,202
FKP Property Group unit	11,567	22,398
Flexigroup Ltd.	574	646
Flight Centre Travel Group Ltd.	1,381	49,465
Folkestone Education Trust	929	1,991
Fortescue Metals Group Ltd.	44,444	157,831
G8 Education Ltd.	15,299	53,393
Galaxy Resources Ltd. (a)	6,788	17,923
Gateway Lifestyle Holdings Pty Ltd. unit	11,756	17,725
GDI Property Group unit	5,098	4,663
Genworth Mortgage Insurance Ltd.	2,411	5,241
Goodman Group unit	48,509	310,376
GrainCorp Ltd.	13,794	89,737
Greencross Ltd.	437	1,776
Growthpoint Properties Australia Ltd.	1,305	3,326
GUD Holdings Ltd.	1,514	13,835
GWA Group Ltd.	481	935
Hansen Technologies Ltd.	568	1,474
Harvey Norman Holdings Ltd.	13,132	37,991
Healthscope Ltd.	34,386	51,582
IDP Education Ltd.	4,639	19,883
Iluka Resources Ltd.	10,454	75,129
Incitec Pivot Ltd.	41,111	120,194
Independence Group NL	13,188	40,475
Inghams Group Ltd.	8,510	23,122
Insurance Australia Group Ltd.	58,001	291,205
Investa Office Fund unit	8,574	29,398
Invocare Ltd.	6,597	85,682
IOOF Holdings Ltd.	8,929	73,532
IPH Ltd.	231	1,034
Iress Ltd.	2,263	20,351
Japara Healthcare Ltd.	589	911
JB Hi-Fi Ltd.	2,862	50,161
John Fairfax Holdings Ltd.	48,259	40,629
Karoon Gas Australia Ltd. (a)	1,197	1,099
Lendlease Group unit	15,207	188,663
Link Administration Holdings Ltd.	15,469	97,437
Macquarie Atlas Roads Group unit	19,022	86,769
Macquarie Group Ltd.	8,259	621,673
Magellan Financial Group Ltd.	3,524	65,458
Mantra Group Ltd.	10,722	32,004
Mayne Pharma Group Ltd. (a)(b)	17,660	9,259
McMillan Shakespeare Ltd.	3,134	37,778
Medibank Private Ltd.	70,143	164,810
Mesoblast Ltd. (a)	3,999	4,086
Metcash Ltd.	25,129	51,735
Mineral Resources Ltd.	4,524	60,247
Mirvac Group unit	105,276	194,181
Monadelphous Group Ltd.	1,226	15,923
Myer Holdings Ltd.	14,173	8,298
MYOB Group Ltd.	5,753	16,511
Nanosonics Ltd. (a)	1,775	4,075
National Australia Bank Ltd.	66,940	1,673,254
National Storage (REIT) unit	1,500	1,693
Navitas Ltd.	3,546	12,945
Newcrest Mining Ltd.	20,436	350,508
NEXTDC Ltd. (a)	6,252	24,690
Nine Entertainment Co. Holdings Ltd.	9,854	11,313
Northern Star Resources Ltd.	14,728	58,840
Nufarm Ltd.	2,408	16,734
Nufarm Ltd. (a)(c)	535	3,718
oOh!media Ltd.	510	1,710
Orica Ltd.	8,967	143,229
Origin Energy Ltd. (a)	43,957	267,121
Orocobre Ltd. (a)	5,117	18,955
Orora Ltd.	35,553	92,516
OZ Minerals Ltd.	9,982	61,500
Pact Group Holdings Ltd.	2,344	10,405
Perpetual Trustees Australia Ltd.	1,277	47,382
Pilbara Minerals Ltd. (a)(b)	50,212	31,128
Platinum Asset Management Ltd.	6,911	38,612
Premier Investments Ltd.	1,410	14,288
Primary Health Care Ltd.	7,405	19,383
Qantas Airways Ltd.	10,244	48,218
QBE Insurance Group Ltd.	37,308	304,953
Qube Holdings Ltd.	21,303	41,902
Quintis Ltd. (d)	790	178
Ramsay Health Care Ltd.	3,767	192,906
RCG Corp. Ltd.	1,212	696
realestate.com.au Ltd.	1,457	80,601
Regis Healthcare Ltd.	290	808
Regis Resources Ltd.	17,336	51,613
Reliance Worldwide Corp. Ltd.	6,170	17,614
Resolute Mng Ltd.	16,001	12,614
Retail Food Group Ltd.	1,163	3,916
Rio Tinto Ltd.	11,182	594,363
Sandfire Resources NL	2,496	10,965
Santos Ltd. (a)	52,355	180,315
Saracen Mineral Holdings Ltd. (a)	14,275	15,896
Scentre Management Ltd. A/S Trustee South Carolina unit	140,979	433,751
SEEK Ltd.	11,450	160,981
Select Harvests Ltd.	193	694
Seven Group Holdings Ltd.	2,550	25,859
Shopping Centres Australasia Property Group unit	14,767	26,560
Sigma Healthcare Ltd.	31,213	18,036
Sims Metal Management Ltd.	4,533	45,865
Sirtex Medical Ltd.	822	8,594
Smartgroup Corp. Ltd.	2,759	20,546
Sonic Healthcare Ltd.	9,806	163,384
South32 Ltd.	142,811	368,342
Southern Cross Media Group Ltd.	34,197	29,313
SP AusNet	56,286	76,249
Spark Infrastructure Group unit	41,861	81,377
SpeedCast International Ltd.	9,792	31,176
St Barbara Ltd.	13,305	29,531
Steadfast Group Ltd.	20,335	41,710
Stockland Corp. Ltd. unit	63,095	218,270
Suncorp Group Ltd.	33,949	352,847
Super Retail Group Ltd.	6,031	35,865
Sydney Airport unit	29,393	159,946
Syrah Resources Ltd. (a)	5,211	13,440
Tabcorp Holdings Ltd.	24,320	83,574
Tassal Group Ltd.	1,218	3,925
Tatts Group Ltd.	32,943	105,138
Technology One Ltd.	15,556	60,005
Telstra Corp. Ltd.	113,965	309,300
The GPT Group unit	57,313	223,270
The Star Entertainment Group Ltd.	20,807	91,567
Tox Free Solutions Ltd.	2,376	4,455
TPG Telecom Ltd.	8,074	33,369
Transpacific Industries Group Ltd.	63,184	72,537
Transurban Group unit	50,203	466,069
Treasury Wine Estates Ltd.	20,528	245,879
Vicinity Centers unit	87,353	177,167
Village Roadshow Ltd.	338	970
Virtus Health Ltd.	1,474	6,182
Vita Group Ltd.	804	794
Viva Energy REIT unit	6,394	10,472
Vocus Group Ltd.	14,986	33,032
Webjet Ltd.	1,204	10,597
Wesfarmers Ltd.	28,057	897,589
West Australian Newspapers Holdings Ltd.	7,448	3,848
Western Areas NL	1,722	3,677
Westfield Corp. unit	49,229	292,754
Westgold Resources Ltd. (a)	892	1,280
Westgold Resources Ltd. warrants 6/30/19 (a)	178	44
Westpac Banking Corp.	85,076	2,154,928
Whitehaven Coal Ltd.	14,056	40,126
WiseTech Global Ltd.	3,275	29,251
Woodside Petroleum Ltd.	20,830	489,905
Woolworths Ltd.	32,013	634,090
WorleyParsons Ltd. (a)	8,551	91,689
WorleyParsons Ltd. (a)	398	4,268

TOTAL AUSTRALIA		29,250,016

Austria - 0.3%
ams AG	1,536	140,028
Andritz AG	2,070	117,042
BUWOG-Gemeinnuetzige Wohnung	3,515	101,379
CA Immobilien Anlagen AG	2,182	62,272
DO & CO Restaurants & Catering AG	329	17,447
Erste Group Bank AG	7,352	315,925
EVN AG	299	4,719
IMMOFINANZ Immobilien Anlagen AG	16,083	40,672
Lenzing AG	338	45,750
Oesterreichische Post AG	1,485	66,009
OMV AG	3,571	214,556
PORR AG	109	3,410
Raiffeisen International Bank-Holding AG (a)	3,776	131,558
S IMMO AG	1,268	22,340
S&T AG	1,096	21,180
Schoeller-Bleckmann Oilfield Equipment AG (a)	436	40,701
Telekom Austria AG	5,047	47,338
UNIQA Insurance Group AG	2,647	27,152
Vienna Insurance Group AG	419	12,282
Voestalpine AG	3,021	166,221
Wienerberger AG	3,091	79,428
Zumtobel AG	292	5,002

TOTAL AUSTRIA		1,682,411

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	3,973	65,432
Schroder (REIT) Ltd.	2,240	1,778
Standard Life Investment Property Income Trust Ltd.	929	1,132
Stobart Group Ltd.	9,513	35,744

TOTAL BAILIWICK OF GUERNSEY		104,086

Bailiwick of Jersey - 0.7%
Boohoo.Com PLC (a)	13,877	36,954
Centamin PLC	29,053	53,751
Experian PLC	24,552	517,269
Glencore Xstrata PLC	313,066	1,509,349
IWG PLC	15,983	45,725
Petrofac Ltd.	6,546	36,454
Randgold Resources Ltd.	2,344	230,340
Shire PLC	24,287	1,196,271
UBM PLC	11,113	103,835
Wolseley PLC	6,292	439,981
WPP PLC	34,822	615,626

TOTAL BAILIWICK OF JERSEY		4,785,555

Belgium - 0.9%
Ablynx NV (a)	857	17,565
Ackermans & Van Haaren SA	523	89,585
Aedifica SA	286	27,251
Ageas	5,377	260,839
Agfa-Gevaert NV (a)	2,209	10,388
Anheuser-Busch InBev SA NV	19,024	2,332,747
Barco NV	298	30,516
Befimmo SCA Sicafi	370	22,989
Bekaert SA	731	34,575
Bpost SA	3,768	106,283
Cofinimmo SA	278	35,281
Colruyt NV	1,727	88,334
Compagnie D'entreprises CFE SA	465	68,005
D'ieteren SA	2,012	92,025
Econocom Group SA	1,980	15,241
Elia System Operator SA/NV	1,311	76,050
Euronav NV	2,663	22,068
EVS Broadcast Equipment SA	346	13,018
Fagron NV (a)	657	8,522
Galapagos Genomics NV (a)	1,426	138,681
Gimv NV	291	17,549
Groupe Bruxelles Lambert SA	2,116	227,207
Ion Beam Applications SA	586	17,952
KBC Ancora	1,298	77,413
KBC Groep NV	6,149	510,769
Kinepolis Group NV	192	12,972
Melexis NV	695	69,631
Nyrstar NV (a)	3,127	24,969
Ontex Group NV	3,196	112,412
Orange Belgium	576	13,342
Proximus	3,426	113,777
Sofina SA	289	43,460
Solvay SA Class A	1,946	289,130
Telenet Group Holding NV (a)	1,352	93,516
Tessenderlo Group (a)	1,881	90,273
UCB SA	3,237	235,626
Umicore SA	5,428	242,606
Van de Velde	142	7,856
Warehouses de Pauw	367	39,685

TOTAL BELGIUM		5,730,108

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	40,000	6,973
Alibaba Health Information Technology Ltd. (a)	90,000	48,222
Alibaba Pictures Group Ltd. (a)	440,000	71,628
Beijing Enterprises Water Group Ltd.	138,000	115,864
BEP International Holdings Ltd.	110,000	2,566
Brightoil Petroleum Holdings Ltd. (a)(d)	26,000	4,999
Brilliance China Automotive Holdings Ltd.	74,000	187,054
BW LPG Ltd. (a)	821	3,083
BW Offshore Ltd. (a)	1,010	3,314
C C Land Holdings Ltd. (a)	30,000	6,537
C.banner International Holdings Ltd. (a)	19,000	6,551
Cafe de Coral Holdings Ltd.	6,000	18,458
Carnival Group International Holdings Ltd. (a)	125,000	6,329
Cheung Kong Infrastructure Holdings Ltd.	16,500	143,609
China Foods Ltd.	6,000	3,792
China Gas Holdings Ltd.	50,000	151,896
China Innovationpay Group Ltd. (a)	216,000	13,013
China Ocean Industry Group Ltd. (a)	65,000	567
China Oil & Gas Group Ltd.	40,000	2,717
China Resource Gas Group Ltd.	24,000	87,830
China Trustful Group Ltd. (a)	4,000	1,584
China Water Affairs Group Ltd.	40,000	29,123
Chow Sang Sang Holdings International Ltd.	2,000	4,363
CITIC Resources Holdings Ltd.	16,000	1,743
CMBC Capital Holdings Ltd.	250,000	21,791
Cosco Shipping Ports Ltd.	64,311	74,521
Credicorp Ltd. (United States)	1,770	370,709
Digital China Holdings Ltd. (H Shares) (a)	21,261	12,863
Digital Domain Holdings Ltd. (a)	470,000	13,555
Emperor International Holding Ltd.	54,000	19,104
Enerchina Holdings Ltd.	90,000	1,811
Esprit Holdings Ltd. (a)	52,400	31,703
FDG Electric Vehicles Ltd. (a)	505,000	22,009
Frontline Ltd.	824	5,044
G-Resources Group Ltd. (a)	138,000	1,822
GCL New Energy Holdings Ltd. (a)	32,000	2,338
Giordano International Ltd.	56,000	31,656
Global Brands Group Holding Ltd. (a)	142,000	16,564
Golden Ocean Group Ltd. (a)	1,294	10,456
GOME Electrical Appliances Holdings Ltd.	373,000	47,812
Great Eagle Holdings Ltd.	6,080	33,473
GZI Transport Ltd.	72,000	52,791
Haier Electronics Group Co. Ltd.	38,000	100,097
HengTen Networks Group Ltd. (a)	388,000	20,640
Hiscox Ltd.	7,785	147,650
Hoegh LNG Holdings Ltd.	550	4,360
Hongkong Land Holdings Ltd.	29,500	213,875
Hopson Development Holdings Ltd.	12,000	12,275
Huabao International Holdings Ltd.	41,000	26,593
Huanxi Media Group Ltd. (a)	10,000	3,205
Hybrid Kinetic Group Ltd. (a)(d)	202,000	5,049
Jardine Matheson Holdings Ltd.	5,845	374,431
Jardine Strategic Holdings Ltd.	6,166	258,602
Johnson Electric Holdings Ltd.	5,000	20,157
K Wah International Holdings Ltd.	22,902	13,152
Kerry Logistics Network Ltd.	15,500	21,378
Kerry Properties Ltd.	17,500	78,736
KuangChi Science Ltd. (a)	26,000	9,865
Kunlun Energy Co. Ltd.	104,000	96,383
Lancashire Holdings Ltd.	7,267	72,532
Landing International Development Ltd. (a)	1,980,000	54,821
Li & Fung Ltd.	204,000	102,766
Luk Fook Holdings International Ltd.	17,000	71,910
Luye Pharma Group Ltd.	23,500	15,664
Man Wah Holdings Ltd.	29,600	26,711
Nan Hai Corp. Ltd.	100,000	3,025
Neo-China Group (Holdings) Ltd.	8,000	1,723
Nine Dragons Paper (Holdings) Ltd.	42,000	77,094
Noble Group Ltd. (a)	14,530	3,091
NWS Holdings Ltd.	47,367	95,810
Orient Overseas International Ltd.	5,500	52,946
Pacific Basin Shipping Ltd. (a)	130,000	29,661
Panda Green Energy Group Ltd. (a)	56,000	8,470
PAX Global Technology Ltd.	14,000	7,088
Petra Diamonds Ltd. (a)	7,202	7,365
Pou Sheng International (Holdings) Ltd.	10,000	1,833
Road King Infrastructure Ltd.	2,000	3,287
Shangri-La Asia Ltd.	24,000	47,745
Shenzhen International Holdings Ltd.	16,574	31,655
Sihuan Pharmaceutical Holdings Group Ltd.	119,000	43,015
Silverlake Axis Ltd. Class A	4,700	2,052
Sinopec Kantons Holdings Ltd.	50,000	32,366
Skyworth Digital Holdings Ltd.	72,098	33,178
SmarTone Telecommunications Holdings Ltd.	2,500	3,112
SMI Corp. Ltd.	7,200	3,692
Stolt-Nielsen SA	172	2,422
Tai Fook Securities Group Ltd.	81,507	46,179
Texwinca Holdings Ltd.	6,000	3,622
Town Health International Holdings Co. Ltd.	114,000	10,960
Vtech Holdings Ltd.	4,000	56,862
Yue Yuen Industrial (Holdings) Ltd.	15,000	57,490

TOTAL BERMUDA		4,108,432

Brazil - 1.0%
AES Tiete Energia SA unit	1,912	7,569
Aliansce Shopping Centers SA (a)	600	3,217
Alupar Investimento SA unit	1,800	9,932
Ambev SA	115,663	738,959
Arezzo Industria e Comercio SA	1,400	21,634
B2W Companhia Global do Varejo (a)	4,104	26,634
Banco Bradesco SA	21,010	210,530
Banco do Brasil SA	22,200	233,720
Banco Santander SA (Brasil) unit	9,000	78,712
BB Seguridade Participacoes SA	17,200	145,800
BM&F BOVESPA SA	55,478	405,320
BR Malls Participacoes SA	28,805	111,652
Brasil Foods SA (a)	13,100	177,200
CCR SA	29,684	165,148
Centrais Eletricas Brasileiras SA (Electrobras) (a)	5,900	39,769
Cia. Hering SA	3,800	33,919
Cielo SA	31,960	218,648
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	9,200	83,808
Companhia de Saneamento de Minas Gerais	900	10,840
Companhia Energetica de Minas Gerais (CEMIG) rights 11/29/17 (a)	2,891	1,025
Companhia Siderurgica Nacional SA (CSN) (a)	19,087	49,186
Cosan SA Industria e Comercio	4,900	56,021
CPFL Energia SA	5,100	42,873
CVC Brasil Operadora e Agencia de Viagens SA	4,200	55,464
Cyrela Brazil Realty SA	7,700	30,129
Drogasil SA	6,700	160,183
Duratex SA	8,400	24,548
Ecorodovias Infraestrutura e Logistica SA	3,000	11,188
EDP Energias do Brasil SA	11,600	51,062
Embraer SA	17,388	83,291
ENGIE Brasil Energia SA	5,745	62,871
Equatorial Energia SA	4,600	85,776
Estacio Participacoes SA	6,800	60,968
Fibria Celulose SA	6,500	103,998
Fleury SA	4,100	36,196
Hypermarcas SA	11,400	119,182
Iguatemi Empresa de Shopping Centers SA	1,300	15,292
Iochpe-Maxion SA	3,830	26,214
Iochpe-Maxion SA warrants 6/3/19	13	42
JBS SA	19,500	44,945
Klabin SA unit	15,500	89,552
Kroton Educacional SA	38,454	211,472
Light SA	3,100	17,323
Linx SA	1,300	8,178
Localiza Rent A Car SA	3,390	59,970
Lojas Americanas SA	21,800	95,362
Lojas Renner SA	17,877	188,426
M. Dias Branco SA	3,357	49,411
Magazine Luiza SA	2,000	38,975
Marfrig Global Foods SA (a)	4,500	8,845
Minerva SA	600	2,109
MRV Engenharia e Participacoes SA	8,200	31,709
Multiplan Empreendimentos Imobiliarios SA	3,532	77,198
Multiplus SA	700	8,131
Natura Cosmeticos SA	6,300	59,643
Odontoprev SA	13,800	66,399
Petroleo Brasileiro SA - Petrobras (ON) (a)	63,200	336,546
Porto Seguro SA	3,100	33,840
Qualicorp SA	7,500	80,243
Rumo SA	29,800	115,691
Sao Martinho SA	2,600	14,632
Smiles Fidelidade SA	1,900	49,659
Sul America SA unit	5,135	28,145
Terna Participacoes SA unit	5,500	34,466
TIM Participacoes SA	28,480	105,604
Totvs SA	1,700	16,931
Ultrapar Participacoes SA	9,200	219,644
Vale SA	77,874	764,147
Valid Solucoes SA	660	3,696
Via Varejo SA unit	3,100	21,388
Weg SA	13,600	88,469

TOTAL BRAZIL		6,769,269

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	62,000	47,207
Canada - 6.5%
Advantage Oil & Gas Ltd. (a)	2,687	14,225
Aecon Group, Inc.	842	12,681
AG Growth International, Inc.	175	6,850
AGF Management Ltd. Class B (non-vtg.)	1,711	11,021
Agnico Eagle Mines Ltd. (Canada)	5,701	254,537
Agrium, Inc.	3,487	379,621
AGT Food & Ingredients, Inc.	170	3,048
Aimia, Inc.	2,333	4,575
Air Canada (a)	1,272	25,201
Alacer Gold Corp. (a)	4,325	6,738
Alamos Gold, Inc.	9,101	57,635
Alaris Royalty Corp.	1,959	31,038
Algonquin Power & Utilities Corp.	18,152	194,310
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,093	520,127
Allied Properties (REIT)	831	26,629
AltaGas Ltd.	9,325	212,579
Altius Minerals Corp.	306	2,830
Altus Group Ltd.	1,256	34,299
ARC Resources Ltd.	12,199	148,741
Aritzia LP (a)	3,263	27,695
Artis (REIT)	542	5,844
Asanko Gold, Inc. (a)	4,457	4,146
ATCO Ltd. Class I (non-vtg.)	2,131	77,272
Athabasca Oil Corp. (a)	2,149	1,932
ATS Automation Tooling System, Inc. (a)	1,088	12,524
AutoCanada, Inc.	246	4,445
Avigilon Corp. (a)	681	10,098
B2Gold Corp. (a)	25,294	64,308
Badger Daylighting Ltd.	901	20,512
Bank of Montreal	16,344	1,252,056
Bank of Nova Scotia	28,996	1,871,783
Barrick Gold Corp.	31,991	462,222
Baytex Energy Corp. (a)	5,795	15,946
BCE, Inc.	3,103	143,280
Birchcliff Energy Ltd.	2,971	12,090
Bird Construction, Inc.	502	3,806
BlackBerry Ltd. (a)	12,081	132,225
Boardwalk (REIT)	579	17,867
Bombardier, Inc. Class B (sub. vtg.) (a)	56,571	119,711
Bonavista Energy Corp.	5,185	11,012
Bonterra Energy Corp.	213	2,508
Boralex, Inc. Class A	3,344	59,410
Brookfield Asset Management, Inc. Class A	22,846	958,395
BRP, Inc.	762	25,611
CAE, Inc.	7,701	136,458
Callidus Capital Corp.	422	3,569
Cameco Corp.	9,680	78,635
Canaccord Capital, Inc.	4,468	14,858
Canacol Energy Ltd. (a)	1,213	3,855
Canadian (REIT)	413	14,918
Canadian Apartment Properties (REIT) unit	668	17,641
Canadian Energy Services & Technology Corp.	8,231	44,342
Canadian Imperial Bank of Commerce	10,815	951,982
Canadian National Railway Co.	18,813	1,513,819
Canadian Natural Resources Ltd.	29,968	1,045,779
Canadian Pacific Railway Ltd.	3,863	669,774
Canadian Tire Ltd. Class A (non-vtg.)	1,909	234,241
Canadian Utilities Ltd. Class A (non-vtg.)	3,153	95,218
Canadian Western Bank, Edmonton	2,948	83,040
Canfor Corp. (a)	2,588	51,475
Canfor Pulp Products, Inc.	673	7,350
Capital Power Corp.	3,929	74,402
Cara Operations Ltd.	231	4,729
Cardinal Energy Ltd.	630	2,344
Cascades, Inc.	966	11,636
CCL Industries, Inc. Class B	3,930	189,417
Celestica, Inc. (sub. vtg.) (a)	5,518	55,390
Cenovus Energy, Inc.	29,583	287,093
Centerra Gold, Inc. (a)	7,619	51,734
CGI Group, Inc. Class A (sub. vtg.) (a)	5,150	273,647
China Gold International Resources Corp. Ltd. (a)	4,402	6,824
Choice Properties REIT	383	4,026
CI Financial Corp.	6,204	137,920
Cineplex, Inc.	2,471	74,737
Clearwater Seafoods, Inc.	190	1,315
Cogeco Communications, Inc.	956	68,730
Cogeco, Inc. (sub. vtg.)	155	10,566
Colliers International Group, Inc.	728	42,667
Cominar (REIT)	7,491	80,362
Computer Modelling Group Ltd.	610	4,837
Concordia International Corp. (a)	45	23
Constellation Software, Inc.	503	286,173
Corby Spirit and Wine Ltd.	368	6,247
Corus Entertainment, Inc. Class B (non-vtg.)	1,759	16,321
Cott Corp.	2,640	39,576
Crescent Point Energy Corp.	13,933	114,587
Crew Energy, Inc. (a)	814	2,757
CRH Medical Corp. (a)	1,904	4,472
Crombie (REIT)	448	4,646
CT Real Estate Investment Trust	401	4,395
Denison Mines Corp. (a)	7,319	3,007
Descartes Systems Group, Inc. (a)	1,424	41,282
Detour Gold Corp. (a)	4,963	52,896
Dirtt Environmental Solutions Ltd. (a)	675	3,333
Dollarama, Inc.	2,985	332,281
Dominion Diamond Corp.	1,596	22,713
Dorel Industries, Inc. Class B (sub. vtg.)	1,245	32,464
Dream Global REIT	832	7,191
Dream Industrial (REIT)	1,039	7,272
Dream Office (REIT)	386	6,544
DREAM Unlimited Corp. (a)	489	2,786
ECN Capital Corp.	5,076	16,643
Eldorado Gold Corp.	19,961	25,065
Element Financial Corp.	9,720	74,891
Emera, Inc.	502	18,911
Empire Co. Ltd. Class A (non-vtg.)	5,298	91,702
Enbridge Income Fund Holdings, Inc.	2,864	66,755
Enbridge, Inc.	42,568	1,635,936
Encana Corp.	25,582	299,227
Endeavour Silver Corp. (a)	544	1,132
EnerCare, Inc.	1,992	31,051
Enerflex Ltd.	1,148	15,617
Enerplus Corp.	5,131	47,050
Enghouse Systems Ltd.	283	11,960
Ensign Energy Services, Inc.	1,901	9,784
Entertainment One Ltd.	4,697	17,629
Equitable Group, Inc.	333	15,487
Evertz Technologies Ltd.	415	6,067
Exco Technologies Ltd.	580	4,707
Extendicare, Inc.	834	6,057
Fairfax Financial Holdings Ltd. (sub. vtg.)	776	408,668
Fiera Capital Corp.	751	8,185
Finning International, Inc.	5,007	122,099
First Capital Realty, Inc.	4,091	64,880
First Majestic Silver Corp. (a)	3,347	22,545
First National Financial Corp.	813	18,086
First Quantum Minerals Ltd.	19,276	215,606
FirstService Corp.	821	57,154
Fortis, Inc.	10,357	381,413
Fortuna Mines, Inc. (a)	2,731	11,495
Franco-Nevada Corp.	5,051	401,386
Freehold Royalties Ltd.	4,398	53,795
Genworth MI Canada, Inc.	1,217	37,818
George Weston Ltd.	1,834	153,987
Gibson Energy, Inc.	4,417	60,053
Gildan Activewear, Inc.	6,031	184,562
Gluskin Sheff + Associates, Inc.	432	5,405
Goldcorp, Inc.	21,814	284,913
Granite Real Estate Investment Trust	188	7,263
Great Canadian Gaming Corp. (a)	1,984	47,151
Great-West Lifeco, Inc.	6,663	185,413
Guyana Goldfields, Inc. (a)	2,426	8,650
H&R REIT/H&R Finance Trust	4,454	73,951
High Liner Foods, Inc.	110	1,212
Home Capital Group, Inc.	1,485	16,069
HudBay Minerals, Inc.	6,696	49,775
Hudson's Bay Co.	1,594	13,925
Husky Energy, Inc. (a)	10,144	131,469
Hydro One Ltd.	10,509	185,808
IAMGOLD Corp. (a)	11,257	61,778
IGM Financial, Inc.	2,047	72,147
Imperial Metals Corp. (a)	269	619
Imperial Oil Ltd.	7,497	243,082
Industrial Alliance Insurance and Financial Services, Inc.	3,448	156,244
Innergex Renewable Energy, Inc.	6,435	70,281
Intact Financial Corp.	3,775	308,560
Inter Pipeline Ltd.	12,700	258,312
Interfor Corp. (a)	1,064	17,320
InterRent REIT	1,343	8,661
Intertape Polymer Group, Inc.	847	12,500
Ivanhoe Mines Ltd. (a)	13,864	50,186
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,487	47,192
Just Energy Group, Inc.	1,772	9,862
Kelt Exploration Ltd. (a)	2,389	13,092
Keyera Corp.	4,998	147,139
Killam Apartment (REIT)	785	8,038
Kinaxis, Inc. (a)	620	30,916
Kinross Gold Corp. (a)	29,138	115,188
Kirkland Lake Gold Ltd.	4,575	53,655
Klondex Mines Ltd. (a)	5,562	16,081
Knight Therapeutics, Inc. (a)	1,049	6,814
Labrador Iron Ore Royalty Corp.	2,030	32,855
Laurentian Bank of Canada	1,297	60,321
Linamar Corp.	1,054	63,954
Loblaw Companies Ltd.	5,319	274,505
Lucara Diamond Corp.	4,561	7,955
Lundin Mining Corp.	19,311	147,291
MAG Silver Corp. (a)	984	10,488
Magellan Aerospace Corp.	282	4,223
Magna International, Inc. Class A (sub. vtg.)	9,807	535,010
Major Drilling Group International, Inc. (a)	567	3,037
Manulife Financial Corp.	50,278	1,010,938
Maple Leaf Foods, Inc.	2,809	72,854
Martinrea International, Inc.	4,456	43,693
Maxar Technologies Ltd.	1,409	89,131
Medical Facilities Corp.	378	4,123
MEG Energy Corp. (a)	6,819	30,287
Methanex Corp.	2,272	110,721
Metro, Inc. Class A (sub. vtg.)	5,936	186,854
Morguard (REIT)	354	3,910
Morneau Shephell, Inc.	611	10,178
MTY Food Group, Inc.	127	5,014
Mullen Group Ltd.	2,476	32,493
National Bank of Canada	8,362	405,817
Nevsun Resources Ltd.	11,969	28,204
New Flyer Industries, Inc.	1,425	60,464
New Gold, Inc. (a)	15,233	50,419
NexGen Energy Ltd. (a)	8,877	16,652
Norbord, Inc.	1,129	40,693
North West Co., Inc.	777	18,960
Northland Power, Inc.	5,551	106,149
Northview Apartmemt (REIT)	252	4,547
Northwest Healthcare Properties REIT	930	8,196
Novagold Resources, Inc. (a)	7,992	32,585
NuVista Energy Ltd. (a)	2,735	17,002
OceanaGold Corp.	16,467	44,164
Onex Corp. (sub. vtg.)	2,229	169,408
Open Text Corp.	6,255	218,714
Osisko Gold Royalties Ltd.	3,247	40,874
Osisko Mining, Inc. (a)	4,512	13,780
Painted Pony Petroleum Ltd. (a)	562	1,181
Pan American Silver Corp.	4,632	75,641
Paramount Resources Ltd. Class A	2,068	35,394
Parex Resources, Inc. (a)	5,333	70,936
Parkland Fuel Corp.	3,004	61,007
Pason Systems, Inc.	1,092	15,854
Pembina Pipeline Corp.	13,204	436,517
Pengrowth Energy Corp. (a)	11,159	12,542
Peyto Exploration & Development Corp.	6,397	87,270
Potash Corp. of Saskatchewan, Inc.	23,589	459,127
Power Corp. of Canada (sub. vtg.)	8,389	215,106
Power Financial Corp.	5,788	162,007
PrairieSky Royalty Ltd.	7,732	205,811
Precision Drilling Corp. (a)	3,949	11,846
Premier Gold Mines Ltd. (a)	3,779	10,047
Premium Brands Holdings Corp.	529	42,809
Pretium Resources, Inc. (a)	3,064	34,485
ProMetic Life Sciences, Inc. (a)	22,496	23,889
Pure Industrial Real Estate Trust	968	4,997
Quebecor, Inc. Class B (sub. vtg.)	2,336	88,145
Raging River Exploration, Inc. (a)	4,168	24,586
Restaurant Brands International, Inc.	5,984	386,611
Richmont Mines, Inc. (a)	1,160	10,098
RioCan (REIT)	6,181	117,238
Ritchie Brothers Auctioneers, Inc.	3,047	85,451
Rogers Communications, Inc. Class B (non-vtg.)	8,806	456,921
Rogers Sugar, Inc.	1,976	9,726
Royal Bank of Canada	35,424	2,769,722
Russel Metals, Inc.	864	19,315
Sandstorm Gold Ltd. (a)	3,254	14,024
Saputo, Inc.	6,299	227,430
Seabridge Gold, Inc. (a)	1,636	22,250
Secure Energy Services, Inc.	2,262	14,746
SEMAFO, Inc. (a)	9,283	23,314
Seven Generations Energy Ltd. (a)	6,013	90,794
Shaw Communications, Inc. Class B	11,037	252,035
ShawCor Ltd. Class A	2,890	62,634
Shopify, Inc. Class A (a)	2,204	219,119
Sienna Senior Living, Inc.	823	11,336
Sierra Wireless, Inc. (a)	582	13,020
Silvercorp Metals, Inc.	5,014	12,243
Sleep Country Canada Holdings, Inc.	1,260	37,377
Smart (REIT)	798	17,926
SNC-Lavalin Group, Inc.	5,155	232,237
Spartan Energy Corp. (a)	2,733	14,469
Spin Master Corp. (a)	586	21,694
Sprott, Inc.	1,346	2,222
Ssr Mining, Inc. (a)	3,389	32,534
Stantec, Inc.	3,303	94,371
Stella-Jones, Inc.	1,695	66,218
Stornoway Diamond Corp. (a)	2,225	1,121
Student Transportation, Inc.	1,856	10,862
Sun Life Financial, Inc.	15,935	620,676
Suncor Energy, Inc.	43,814	1,487,523
Superior Plus Corp.	5,946	59,870
Surge Energy, Inc.	1,678	2,809
Tahoe Resources, Inc.	7,783	37,343
Teck Resources Ltd. Class B (sub. vtg.)	15,696	320,709
TELUS Corp.	4,587	166,115
The Stars Group, Inc. (a)	3,808	76,656
The Toronto-Dominion Bank	46,006	2,615,363
Thomson Reuters Corp.	7,341	343,236
Timbercreek Financial Corp.	3,121	22,958
TMAC Resources, Inc. (a)	1,050	6,568
TMX Group Ltd.	779	42,564
TORC Oil & Gas Ltd.	5,379	28,311
Torex Gold Resources, Inc. (a)	1,480	20,409
Toromont Industries Ltd.	1,727	76,129
Total Energy Services, Inc.	409	4,816
Tourmaline Oil Corp. (a)	6,484	118,663
TransAlta Corp.	7,976	47,172
TransAlta Renewables, Inc.	1,995	21,510
TransCanada Corp.	22,785	1,081,762
Transcontinental, Inc. Class A	966	21,445
TransForce, Inc.	3,468	83,709
Trican Well Service Ltd. (a)	9,711	36,508
Tricon Capital Group, Inc.	5,224	43,894
Trinidad Drilling Ltd. (a)	1,286	1,695
Turquoise Hill Resources Ltd. (a)	29,292	89,459
Uni-Select, Inc.	1,404	30,341
Uranium Participation Corp. (a)	1,297	3,529
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,973	93,204
Valener, Inc.	416	7,142
Vermilion Energy, Inc.	4,041	137,916
Wajax Corp.	186	3,382
West Fraser Timber Co. Ltd.	1,652	100,482
Western Forest Products, Inc.	16,341	33,186
WestJet Airlines Ltd.	1,117	23,343
Westshore Terminals Investment Corp.	1,607	30,655
Wheaton Precious Metals Corp.	11,800	244,854
Whitecap Resources, Inc.	7,837	56,252
Winpak Ltd.	1,133	43,736
WSP Global, Inc.	1,773	79,463
Yamana Gold, Inc.	23,933	62,147

TOTAL CANADA		41,791,975

Cayman Islands - 4.1%
21Vianet Group, Inc. ADR (a)	682	5,122
3SBio, Inc. (a)	27,000	48,314
500.com Ltd. sponsored ADR Class A (a)	144	1,355
51job, Inc. sponsored ADR (a)	961	59,486
58.com, Inc. ADR (a)	2,695	181,023
AAC Technology Holdings, Inc.	19,500	356,936
Agile Property Holdings Ltd.	44,000	64,071
Airtac International Group	3,134	50,798
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	29,349	5,426,337
Anta Sports Products Ltd.	35,000	156,574
ASM Pacific Technology Ltd.	7,400	107,660
Autohome, Inc. ADR Class A (a)(b)	1,172	67,402
Baidu.com, Inc. sponsored ADR (a)	7,103	1,732,706
Baozun, Inc. sponsored ADR (a)(b)	700	21,973
Biostime International Holdings Ltd. (a)	2,500	13,059
Bitauto Holdings Ltd. ADR (a)	408	18,429
BizLink Holding, Inc.	3,000	30,062
Casetek Holdings	1,000	3,749
Chailease Holding Co. Ltd.	32,000	82,607
Changyou.com Ltd. (A Shares) ADR (a)	517	20,029
Chaowei Power Holdings Ltd.	3,000	1,692
Cheetah Mobile, Inc. ADR (a)	125	1,128
Cheung Kong Property Holdings Ltd.	70,500	579,713
China All Access Holdings Ltd.	8,000	2,348
China Aoyuan Property Group Ltd.	39,000	23,646
China Conch Venture Holdings Ltd.	49,000	99,867
China Dongxiang Group Co. Ltd.	50,000	9,293
China First Capital Group Ltd. (a)	56,000	27,205
China Goldjoy Group Ltd.	248,000	19,074
China Harmony New Energy Auto (a)	27,000	15,920
China High Speed Transmission Equipment Group Co. Ltd.	3,000	3,269
China Huishan Dairy Holdings Co. Ltd. (d)	51,000	2,746
China Liansu Group Holdings Ltd.	16,000	10,685
China LNG Group Ltd. (a)	60,000	9,998
China Logistics Property Holdings Co. Ltd. (a)	13,000	4,416
China Maple Leaf Educational Systems Ltd.	18,000	19,520
China Medical System Holdings Ltd.	53,000	97,964
China Mengniu Dairy Co. Ltd.	66,000	182,736
China Modern Dairy Holdings Ltd. (a)	65,000	13,331
China Regenerative Medicine International Ltd. (a)	75,000	2,250
China Resources Land Ltd.	82,000	244,379
China Resources Phoenix Health	29,500	38,721
China SCE Property Holdings Ltd.	114,000	51,437
China Shengmu Organic Milk Ltd. (a)(e)	136,000	23,360
China State Construction International Holdings Ltd.	69,750	97,990
China Wireless Technologies Ltd. (a)(d)	8,000	738
China ZhengTong Auto Services Holdings Ltd.	13,000	13,681
ChinaSoft International Ltd.	88,000	51,324
Chong Sing Holdings Fintech Group (a)	556,000	68,418
CIFI Holdings Group Co. Ltd.	86,000	47,953
Cimc Enric Holdings Ltd. (a)	12,000	8,122
CK Hutchison Holdings Ltd.	72,000	914,144
COFCO Meat Holdings Ltd.	92,000	18,515
Cogobuy Group	5,000	3,006
Country Garden Holdings Co. Ltd.	144,000	228,144
CT Environmental Group Ltd.	26,000	3,999
Ctrip.com International Ltd. ADR (a)(b)	10,679	511,417
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,328
Endeavour Mining Corp. (a)	2,098	37,289
ENN Energy Holdings Ltd.	22,000	161,304
Evergrande Real Estate Group Ltd. (a)	85,190	328,141
Fang Holdings Ltd. ADR (b)	8,426	38,254
Far East Consortium International Ltd.	5,242	2,862
Freeman Fintech Corp. Ltd. (a)	220,000	12,831
Fu Shou Yuan International Group Ltd.	18,000	12,644
Fufeng Group Ltd.	43,000	30,976
Fullshare Holdings Ltd.	152,500	65,290
Future Land Development Holding Ltd.	34,000	16,343
Future World Financial Holdings Ltd. (a)	24,000	486
GCL-Poly Energy Holdings Ltd. (a)	355,000	60,976
Geely Automobile Holdings Ltd.	130,000	402,428
General Interface Solution Holding Ltd.	5,000	45,872
Genscript Biotech Corp.	18,000	21,988
Ginko International Co. Ltd.	1,000	7,018
Glorious Property Holdings Ltd. (a)	16,000	1,743
Golden Eagle Retail Group Ltd. (H Shares)	5,000	6,057
Goodbaby International Holdings Ltd.	4,000	2,184
Gourmet Master Co. Ltd.	1,100	12,629
Greatview Aseptic Pack Co. Ltd.	14,000	8,757
Greentown China Holdings Ltd.	24,500	30,588
Haitian International Holdings Ltd.	21,000	62,854
HC International, Inc.	4,000	3,153
Hengan International Group Co. Ltd.	22,000	216,859
Hengdeli Holdings Ltd.	36,000	1,846
HKBN Ltd.	17,000	17,258
Hopewell Highway Infrastructure Ltd.	21,500	13,339
Huayi Tencent Entertainment Co. Ltd. (a)	20,000	1,218
Hutchison China Meditech Ltd. (a)	505	30,920
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	27,277
IGG, Inc.	19,000	25,475
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	456	6,489
Imax China Holding, Inc. (a)	1,700	5,263
JD.com, Inc. sponsored ADR (a)	17,413	653,336
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	275	7,323
Kaisa Group Holdings Ltd. (a)	90,000	57,451
Kingboard Chemical Holdings Ltd.	14,500	85,962
Kingboard Laminates Holdings Ltd.	19,500	32,744
Kingdee International Software Group Co. Ltd. (a)	38,000	20,360
Kingsoft Corp. Ltd.	25,000	63,130
KWG Property Holding Ltd.	31,623	31,374
Langham Hospitality Investment unit	24,000	10,337
Lee & Man Paper Manufacturing Ltd.	50,000	61,015
Leyou Technologies Holdings Ltd. (a)	95,000	24,476
Li Ning Co. Ltd. (a)	53,000	46,265
Lifetech Scientific Corp. (a)	12,000	2,969
Lijun International Pharmaceutical Holding Ltd.	34,000	16,169
Logan Property Holdings Co. Ltd.	32,000	29,615
Longfor Properties Co. Ltd.	33,000	77,071
Lonking Holdings Ltd.	45,000	20,189
Macau Legend Development Ltd. (a)	9,000	1,442
Melco Crown Entertainment Ltd. sponsored ADR	5,942	150,214
MGM China Holdings Ltd.	26,400	59,491
Minth Group Ltd.	18,000	97,136
Momo, Inc. ADR (a)	2,840	86,535
NetDragon WebSoft, Inc.	4,500	14,824
NetEase, Inc. ADR (b)	2,120	597,670
New Oriental Education & Technology Group, Inc. sponsored ADR	3,686	306,823
Nexteer Auto Group Ltd.	29,000	56,726
Noah Holdings Ltd. sponsored ADR (a)	1,318	51,692
Pacific Textile Holdings Ltd.	56,000	58,933
Parade Technologies Ltd.	1,000	16,275
Phoenix Group Holdings	9,232	92,819
Powerlong Real Estate Holding Ltd.	13,000	6,182
Q Technology (Group) Co. Ltd.	11,000	24,590
Regina Miracle International Holdings Ltd.	2,000	1,920
Renhe Commercial Holdings Co. Ltd. (a)	42,000	985
Ronshine China Holdings Ltd. (a)	2,500	2,817
Sands China Ltd.	67,200	316,559
Semiconductor Manufacturing International Corp. (a)	82,600	126,744
Shenzhou International Group Holdings Ltd.	19,000	162,202
Shimao Property Holdings Ltd.	36,500	76,449
Shui On Land Ltd.	152,000	37,604
Silergy Corp.	1,000	21,601
SINA Corp.	1,483	159,645
Sino Biopharmaceutical Ltd.	157,000	183,335
SITC International Holdings Co. Ltd.	52,000	50,124
SOHO China Ltd.	96,500	55,910
Sunac China Holdings Ltd.	55,000	279,886
Sunny Optical Technology Group Co. Ltd.	19,000	278,130
TAL Education Group ADR	7,089	194,948
Tarena International, Inc. ADR	541	7,926
Tencent Holdings Ltd.	146,225	6,572,098
Texhong Textile Group Ltd.	1,500	2,069
The United Laboratories International Holdings Ltd. (a)	8,000	6,963
Tianneng Power International Ltd.	12,000	11,567
Tibet Water Resources Ltd. (a)	157,000	64,801
Tingyi (Cayman Islands) Holding Corp.	54,000	85,139
Tongda Group Holdings Ltd.	100,000	28,328
Towngas China Co. Ltd.	17,421	14,292
TPK Holding Co. Ltd. (a)	9,000	29,713
Truly International Holdings Ltd.	70,000	27,098
Tuniu Corp. Class A sponsored ADR (a)	220	1,505
Value Partners Group Ltd.	32,000	31,707
Vinda International Holdings Ltd.	1,000	2,020
Vipshop Holdings Ltd. ADR (a)	9,498	75,034
Vision Fame International Holding Ltd. (a)	10,000	513
Want Want China Holdings Ltd.	127,000	103,861
Weibo Corp. sponsored ADR (a)(b)	1,180	109,327
WH Group Ltd.	200,000	202,528
Wynn Macau Ltd.	44,800	114,851
Xingda International Holdings Ltd.	12,674	4,841
Xinyi Glass Holdings Ltd.	54,000	52,260
Xinyi Solar Holdings Ltd.	149,200	51,637
XTEP International Holdings Ltd.	46,500	15,378
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,309
Yirendai Ltd. sponsored ADR (b)	475	20,610
Yuzhou Properties Co.	59,000	29,117
YY, Inc. ADR (a)	1,302	117,688
Zhen Ding Technology Holding Ltd.	5,000	12,542
Zhongsheng Group Holdings Ltd. Class H	9,000	18,481
Zhou Hei Ya International Holdings Co. Ltd.	27,000	25,991

TOTAL CAYMAN ISLANDS		26,272,971

Chile - 0.3%
AES Gener SA	33,625	11,623
Aguas Andinas SA	126,713	82,624
Banco de Chile	854,252	130,866
Banco de Credito e Inversiones	847	56,959
Banco Santander Chile	1,674,421	131,544
CAP SA	1,737	18,865
Cencosud SA	39,558	118,093
Colbun SA	177,558	41,579
Compania Cervecerias Unidas SA	5,132	73,096
Compania de Petroleos de Chile SA (COPEC)	12,932	199,227
Compania Sud Americana de Vapores SA (a)	194,973	11,108
Compania Sud Americana de Vapores SA rights 11/8/17 (a)	38,745	359
CorpBanca SA	5,823,430	54,808
E-CL SA	6,926	14,689
Empresa Nacional de Electricidad SA	82,872	72,639
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,738	43,227
Empresas CMPC SA	37,060	118,729
Enel Chile SA	435,843	50,812
Enersis SA	721,962	154,840
Forus SA	3,734	16,251
Inversiones Aguas Metropolitanas SA	6,282	11,242
Inversiones La Construccion SA	388	6,614
LATAM Airlines Group SA	7,287	100,641
Parque Arauco SA	8,491	24,534
Ripley Corp. SA	21,855	23,007
S.A.C.I. Falabella	22,451	215,180
Sonda SA	7,353	14,326
Vina Concha y Toro SA	11,812	20,838

TOTAL CHILE		1,818,320

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	694,000	326,477
Air China Ltd. (H Shares)	54,000	51,429
Aluminum Corp. of China Ltd. (H Shares) (a)	112,000	89,958
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,605
AviChina Industry & Technology Co. Ltd. (H Shares)	32,000	18,581
Bank Communications Co. Ltd. (H Shares)	220,000	165,816
Bank of China Ltd. (H Shares)	2,064,000	1,029,169
Beijing Capital International Airport Co. Ltd. (H Shares)	30,000	49,222
Beijing Capital Land Ltd. (H Shares)	12,000	6,460
BYD Co. Ltd. (H Shares)	15,500	135,528
CGN Power Co. Ltd. (H Shares)	347,000	101,857
China BlueChemical Ltd. (H Shares)	28,000	8,363
China Cinda Asset Management Co. Ltd. (H Shares)	256,000	99,428
China CITIC Bank Corp. Ltd. (H Shares)	236,000	151,860
China Coal Energy Co. Ltd. (H Shares)	28,000	12,813
China Communications Construction Co. Ltd. (H Shares)	113,000	137,169
China Communications Services Corp. Ltd. (H Shares)	44,000	26,677
China Construction Bank Corp. (H Shares)	2,181,000	1,945,774
China Everbright Bank Co. Ltd. (H Shares)	119,000	56,134
China Galaxy Securities Co. Ltd. (H Shares)	85,000	74,089
China Huarong Asset Management Co. Ltd.	199,000	93,615
China Life Insurance Co. Ltd. (H Shares)	196,000	649,799
China Longyuan Power Grid Corp. Ltd. (H Shares)	161,000	119,284
China Merchants Bank Co. Ltd. (H Shares)	104,000	396,595
China Minsheng Banking Corp. Ltd. (H Shares)	129,000	124,843
China National Building Materials Co. Ltd. (H Shares)	60,000	50,606
China National Materials Co. Ltd. (H Shares)	51,000	35,236
China Oilfield Services Ltd. (H Shares)	40,000	35,430
China Pacific Insurance (Group) Co. Ltd. (H Shares)	73,000	359,788
China Petroleum & Chemical Corp. (H Shares)	678,000	497,868
China Railway Construction Corp. Ltd. (H Shares)	44,000	55,216
China Railway Group Ltd. (H Shares)	119,000	95,641
China Shenhua Energy Co. Ltd. (H Shares)	93,500	223,401
China Southern Airlines Ltd. (H Shares)	104,000	76,786
China Telecom Corp. Ltd. (H Shares)	356,000	178,424
China Vanke Co. Ltd. (H Shares)	27,500	97,819
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,900	11,648
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	103,000	69,975
CITIC Securities Co. Ltd. (H Shares)	73,000	162,068
Conch Cement Co. Ltd. (H Shares)	29,000	123,971
CRRC Corp. Ltd. (H Shares)	88,000	86,743
Dongfeng Motor Group Co. Ltd. (H Shares)	90,000	123,439
Fuyao Glass Industries Group Co. Ltd.	8,400	31,979
GF Securities Co. Ltd. (H Shares)	55,400	118,023
Great Wall Motor Co. Ltd. (H Shares)	78,500	98,912
Guangdong Kelon Electrical Holdings Ltd. Series H	9,000	11,283
Guangzhou Automobile Group Co. Ltd. (H Shares)	56,000	139,257
Guangzhou R&F Properties Co. Ltd. (H Shares)	26,000	55,390
Haitong Securities Co. Ltd. (H Shares)	70,800	111,989
Huadian Fuxin Energy Corp. Ltd. (H Shares)	14,000	3,643
Huaneng Power International, Inc. (H Shares)	92,000	61,558
Huaneng Renewables Corp. Ltd. (H Shares)	186,000	63,896
Huatai Securities Co. Ltd. (H Shares)	50,200	108,361
Industrial & Commercial Bank of China Ltd. (H Shares)	1,900,000	1,507,550
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	15,456
Jiangsu Expressway Co. Ltd. (H Shares)	56,000	85,851
Jiangxi Copper Co. Ltd. (H Shares)	42,000	66,973
Livzon Pharmaceutical Group, Inc.	650	4,408
Luoyang Glass Co. Ltd. Class H (a)	4,000	2,348
New China Life Insurance Co. Ltd. (H Shares)	20,200	126,227
People's Insurance Co. of China Group (H Shares)	202,000	96,062
PetroChina Co. Ltd. (H Shares)	540,000	352,997
PICC Property & Casualty Co. Ltd. (H Shares)	120,000	237,803
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	135,000	1,185,364
Qingdao Port International Co. Ltd.	16,000	11,301
Shandong Chenming Paper Holdings Ltd. (H Shares)	11,500	20,903
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	40,000	28,713
Shanghai Electric Group Co. Ltd. (H Shares) (a)	66,000	29,948
Shanghai Environment Group Co. Ltd.	239	998
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	15,500	77,387
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	17,196
Shanghai Pharma Holding Co. Ltd. (H Shares)	22,000	56,823
Shanghai SMI Holding Co. Ltd. Class A (a)	861	1,243
Shenzhen Expressway Co. (H Shares)	18,000	18,412
Sichuan Expressway Co. Ltd. (H Shares)	4,000	1,600
Sinopec Engineering Group Co. Ltd. (H Shares)	36,000	30,871
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	80,000	47,684
Sinopharm Group Co. Ltd. (H Shares)	30,400	135,996
Sinotrans Ltd. (H Shares)	32,000	15,382
Tong Ren Tang Technologies Co. Ltd. (H Shares)	10,000	14,049
TravelSky Technology Ltd. (H Shares)	26,000	67,321
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	25,111
Weichai Power Co. Ltd. (H Shares)	82,000	101,956
Xinhua Winshare Publishing and Media Co. Ltd.	2,000	1,736
Yangtze Optical Fibre and Cable Co. Ltd.	2,500	9,309
Yanzhou Coal Mining Co. Ltd. (H Shares)	58,000	57,841
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,000	9,860
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	101,431
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	14,600	85,432
Zijin Mng Group Co. Ltd. (H Shares)	304,000	105,212
ZTE Corp. (H Shares) (a)	22,800	79,055

TOTAL CHINA		13,794,704

Colombia - 0.1%
Almacenes Exito SA	2,666	14,320
Bancolombia SA	15,085	139,839
Cementos Argos SA	7,630	27,841
Corporacion Financiera Colombiana SA	2,051	19,283
Ecopetrol SA	151,005	82,649
Grupo de Inversiones Suramerica SA	7,349	93,298
Interconexion Electrica SA ESP	14,282	62,536
Inversiones Argos SA	10,667	69,569

TOTAL COLOMBIA		509,335

Curacao - 0.0%
Sapiens International Corp. NV	128	1,774
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	3,836	84,107
Komercni Banka A/S	1,987	85,419
MONETA Money Bank A/S	21,525	73,577
Philip Morris CR A/S	3	2,220
Telefonica Czech Rep A/S	636	7,746

TOTAL CZECH REPUBLIC		253,069

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A	102	189,047
Series B	171	328,442
ALK-Abello A/S	51	7,979
Alm. Brand A/S	2,452	25,333
Ambu A/S Series B	719	66,292
Bang & Olufsen A/S Series B (a)	1,191	27,593
Bavarian Nordic A/S (a)	573	23,231
Carlsberg A/S Series B	2,622	299,417
Christian Hansen Holding A/S	2,466	215,786
Coloplast A/S Series B	2,917	256,620
Dampskibsselskabet NORDEN A/S (a)	849	17,662
Danske Bank A/S	18,879	720,199
Det Forenede Dampskibs-Selskab (DFDS) A/S	1,124	65,189
DONG Energy A/S	4,688	262,717
DSV de Sammensluttede Vognmaend A/S	5,037	389,509
FLSmidth & Co. A/S	741	50,805
Genmab A/S (a)	1,417	286,139
GN Store Nord A/S	3,473	114,874
H Lundbeck A/S	1,581	93,946
ISS Holdings A/S	4,573	193,565
Jyske Bank A/S (Reg.)	1,679	94,880
Matas A/S	555	6,212
Nets A/S (a)(e)	3,791	96,789
Nilfisk Holding A/S (a)	895	43,011
NKT Holding A/S (a)	895	38,346
NNIT A/S	144	4,103
Novo Nordisk A/S Series B	48,099	2,394,794
Novozymes A/S Series B	6,209	342,901
Pandora A/S	2,970	280,344
Per Aarsleff Holding A/S	597	16,541
Rockwool International A/S Series B	173	46,985
Royal Unibrew A/S	1,165	67,074
Scandinavian Tobacco Group A/S	2,074	35,063
Schouw & Co.	239	24,861
SimCorp A/S	1,584	96,752
Solar Holding A/S	506	32,515
Spar Nord Bank A/S	3,353	42,646
Sydbank A/S	2,122	82,777
TDC A/S	27,739	164,005
Topdanmark A/S (a)	1,843	75,760
Tryg A/S	3,150	74,999
Vestas Wind Systems A/S	5,798	511,435
William Demant Holding A/S (a)	2,843	82,020
Zealand Pharma A/S (a)	117	2,161

TOTAL DENMARK		8,291,319

Egypt - 0.0%
Commercial International Bank SAE	7,979	35,740
Commercial International Bank SAE sponsored GDR	4,042	18,452
EFG-Hermes Holding SAE	2,676	3,490
Global Telecom Holding (a)	34,154	12,994
Talaat Moustafa Group Holding	8,836	4,749

TOTAL EGYPT		75,425

Faroe Islands - 0.0%
Bakkafrost	1,134	50,661
Finland - 0.7%
Amer Group PLC (A Shares)	4,498	111,968
Atria PLC	200	2,789
Cargotec Corp. (B Shares)	876	51,735
Caverion Corp. (a)	2,301	17,422
Citycon Oyj	5,135	12,537
Cramo Oyj (B Shares)	1,158	25,710
DNA Oyj	2,836	48,892
Elisa Corp. (A Shares)	3,991	160,806
F-Secure Oyj	458	2,347
Finnair Oyj	1,883	24,566
Fortum Corp.	11,065	234,968
Huhtamaki Oyj	2,859	121,823
KCI Konecranes Oyj	1,715	79,030
Kemira Oyj	1,282	18,069
Kesko Oyj	2,307	117,839
Kone Oyj (B Shares)	8,277	448,039
M-real OYJ (B Shares)	5,881	43,638
Metso Corp.	3,550	129,060
Neste Oyj	3,351	186,700
Nokia Corp.	155,133	762,932
Nokian Tyres PLC	2,809	128,821
Oriola-KD Oyj	973	3,650
Orion Oyj (B Shares)	2,727	111,814
Outokumpu Oyj (A Shares)	7,644	72,301
Outotec Oyj (a)	2,890	23,009
Ramirent Oyj	2,531	23,291
Sampo Oyj (A Shares)	9,882	517,767
Sanoma Corp.	1,800	21,366
Stora Enso Oyj (R Shares)	13,127	205,358
Technopolis PLC	6,225	28,062
TietoEnator Oyj	1,630	49,955
UPM-Kymmene Corp.	13,094	393,516
Uponor Oyj	2,335	47,028
Valmet Corp.	3,632	70,442
Wartsila Corp.	3,831	246,778
YIT-Yhtyma OY	3,572	27,150

TOTAL FINLAND		4,571,178

France - 6.3%
Accor SA	4,535	226,280
Aeroports de Paris	799	134,581
Air France KLM (Reg.) (a)	4,675	73,244
Air Liquide SA	10,605	1,350,271
Albioma	203	4,838
Alstom SA	4,925	199,299
Altamir	230	4,147
ALTEN	800	70,031
Altran Technologies SA	4,080	75,471
Arkema SA	2,235	282,343
Atos Origin SA	2,369	368,121
AXA SA	46,606	1,406,962
Beneteau SA	896	16,115
BIC SA	677	71,503
BNP Paribas SA	28,559	2,230,216
Boiron SA	91	8,215
Bollore SA	34,121	164,945
Bollore SA (a)	114	540
Bonduelle SCA	219	10,339
Bourbon Corp. (FR)	123	1,099
Bouygues SA	6,455	309,900
Bureau Veritas SA	7,960	213,214
Capgemini SA	4,253	516,961
Carbone Lorraine	628	27,542
Carrefour SA	15,338	308,733
Casino Guichard Perrachon SA	1,196	68,314
Cellectis SA (a)	559	19,399
CNP Assurances	3,962	92,187
Coface SA	2,815	30,758
Compagnie de St. Gobain	13,117	769,467
Compagnie Plastic Omnium	2,073	86,447
Credit Agricole SA	28,845	503,439
Danone SA	14,879	1,216,078
Dassault Aviation SA	70	109,181
Dassault Systemes SA	3,196	339,413
DBV Technologies SA (a)	575	26,067
Derichebourg	937	9,999
Devoteam SA	64	5,982
Direct Energie	171	7,872
Edenred SA	6,510	187,684
EDF SA (b)	13,231	173,232
Eiffage SA	2,063	215,533
Elior SA	2,701	76,706
Elis SA	7,021	183,156
ENGIE	45,012	760,792
Eramet SA (a)	269	22,166
Essilor International SA	5,458	691,088
Etablissements Maurel & Prom (a)	1,764	7,479
Euler Hermes SA	593	68,806
Eurazeo SA	1,091	101,427
Europcar Groupe SA	1,318	18,853
Eutelsat Communications	3,934	98,570
Faurecia SA	2,295	166,843
Fonciere des Regions	1,582	161,115
Fonciere Financiere et Part SA	45	5,412
Gaztransport et Technigaz SA	355	17,376
Gecina SA	1,390	225,546
Genfit (a)	383	10,078
Groupe Eurotunnel SA	12,159	152,823
Groupe FNAC SA (a)	479	45,273
Guerbet	96	8,644
Havas SA	4,747	51,049
Hermes International SCA	780	404,819
ICADE	1,598	139,607
ID Logistics Group (a)	90	15,463
Iliad SA	662	165,292
Imerys SA	994	90,533
Industrielle d'Aviation Latecoere SA (a)	2,438	15,449
Ingenico SA	1,700	165,034
Innate Pharma SA (a)	267	2,911
Interparfums SA	104	3,877
Ipsen SA	944	114,140
Ipsos SA	734	27,129
JCDecaux SA	1,536	58,776
Kaufman & Broad SA	525	23,196
Kering SA	1,890	866,316
Klepierre SA	5,520	219,551
Korian	1,340	43,549
L'Oreal SA	6,088	1,354,967
Lagardere S.C.A. (Reg.)	3,185	104,902
Legrand SA	7,595	564,175
LVMH Moet Hennessy - Louis Vuitton SA	6,969	2,078,597
M6 Metropole Television SA	1,456	33,666
Maisons du Monde SA	2,823	122,163
Marie Brizard Wine & Spirits SA (a)	69	1,033
Mercialys SA	611	11,904
Mgi Coutier SA	398	16,171
Michelin CGDE Series B	4,482	648,431
Natixis SA	26,615	208,709
Naturex SA (a)	88	9,994
Neopost SA	851	31,364
Nexans SA	714	46,742
Nexity	1,252	76,930
Orange SA	50,457	828,892
Orpea	1,235	147,959
Pernod Ricard SA	5,354	802,963
Peugeot Citroen SA	13,685	324,638
Publicis Groupe SA	5,041	328,133
Rallye SA	146	2,497
Remy Cointreau SA	434	56,368
Renault SA	4,695	465,628
Rexel SA	7,942	141,775
Rubis	1,926	120,880
Safran SA	7,693	810,361
Sanofi SA	29,196	2,764,471
Sartorius Stedim Biotech	697	47,504
Schneider Electric SA	14,469	1,271,265
SCOR SE	5,586	231,937
SEB SA	632	117,790
Societe Generale Series A	19,941	1,109,807
Sodexo SA	2,476	315,095
Soitec SA (a)	448	35,236
Solocal Group SA	14,049	15,547
Sopra Steria Group	487	91,361
SPIE SA	3,549	93,347
SR Teleperformance SA	1,509	220,423
Suez Environnement SA	8,709	153,185
Tarkett SA	1,239	52,722
Technicolor SA	7,848	27,809
Television Francaise 1 SA	1,024	14,564
Thales SA	2,791	290,908
The Lisi Group	665	30,520
The Vicat Group	748	57,864
Total SA	58,578	3,265,029
Trigano SA	125	20,166
Ubisoft Entertainment SA (a)	1,685	128,562
Unibail-Rodamco	2,617	654,951
Valeo SA	6,482	438,687
Vallourec SA (a)	6,378	34,926
Veolia Environnement SA	10,993	260,458
VINCI SA	12,642	1,237,723
Virbac SA (a)	42	5,409
Vivendi SA	27,989	695,259
Wendel SA	613	103,395
Worldline SA (a)(e)	995	48,673
Zodiac Aerospace	4,855	138,839

TOTAL FRANCE		40,478,080

Germany - 6.0%
Aareal Bank AG	1,594	65,925
adidas AG	4,879	1,085,795
ADLER Real Estate AG	2,189	33,747
ADVA Optical Networking SE (a)	851	5,284
Aixtron AG (a)	2,338	36,494
Allianz SE	10,751	2,509,917
alstria office REIT-AG	3,893	55,120
Amadeus Fire AG	22	2,022
AURELIUS AG	590	36,102
Aurubis AG	1,004	82,158
Axel Springer Verlag AG	1,782	120,187
BASF AG	22,849	2,491,758
Bayer AG	21,283	2,768,471
Bayerische Motoren Werke AG (BMW)	7,482	762,598
BayWa AG	32	1,249
Bechtle AG	880	70,145
Beiersdorf AG	2,618	293,674
Bertrandt AG	78	7,314
Bilfinger Berger AG	508	20,439
Borussia Dortmund GmbH & Co. KGaA	872	7,238
Brenntag AG	4,145	234,728
CANCOM AG	288	21,242
Capital Stage AG	315	2,306
Carl Zeiss Meditec AG	1,600	85,286
CENTROTEC Sustainable AG	123	2,659
CeWe Color Holding AG	27	2,634
Comdirect Bank AG	2,144	29,869
Commerzbank AG (a)	28,893	395,963
CompuGroup Medical AG	400	22,985
Continental AG	2,671	677,955
Covestro AG	2,696	258,646
CTS Eventim AG	1,538	63,528
Daimler AG (Germany)	24,125	2,003,392
Deutsche Bank AG	54,446	884,729
Deutsche Beteiligungs AG	642	32,613
Deutsche Borse AG	5,156	533,981
Deutsche EuroShop AG	1,688	61,495
Deutsche Lufthansa AG	5,747	183,426
Deutsche Pfandbriefbank AG	3,046	43,731
Deutsche Post AG	24,613	1,127,322
Deutsche Telekom AG	82,026	1,485,272
Deutsche Wohnen AG (Bearer)	8,990	382,909
Deutz AG	4,320	36,634
DIC Asset AG	3,887	45,504
Draegerwerk AG & Co. KGaA	391	34,637
Drillisch AG	1,012	71,201
Duerr AG	954	131,518
E.ON AG	56,387	667,873
ElringKlinger AG	491	8,542
Evonik Industries AG	4,877	177,701
Evotec OAI AG (a)	2,812	59,009
Fraport AG Frankfurt Airport Services Worldwide	950	90,144
Freenet AG	3,268	109,196
Fresenius Medical Care AG & Co. KGaA	5,442	526,905
Fresenius SE & Co. KGaA	10,968	916,172
GEA Group AG	5,191	250,305
Gerresheimer AG	958	76,151
Gerry Weber International AG (Bearer)	514	6,359
GFT Technologies AG	96	1,441
Gildemeister AG	444	25,710
Grammer AG	182	10,557
Grenkeleasing AG	885	86,605
Hamborner (REIT) AG	941	9,959
Hamburger Hafen und Logistik AG	695	22,182
Hannover Reuck SE	1,636	205,148
Hapag-Lloyd AG (a)	834	36,547
HeidelbergCement Finance AG	3,712	378,214
Heidelberger Druckmaschinen AG (a)	8,478	33,775
Henkel AG & Co. KGaA	3,711	467,722
Hochtief AG	667	117,709
Hugo Boss AG	1,719	153,863
Hypoport AG (a)	95	13,750
INDUS Holding AG	291	20,382
Infineon Technologies AG	29,624	819,342
Innogy SE	3,048	141,841
Isra Vision AG	142	27,441
Jenoptik AG	1,350	45,454
K&S AG	4,690	113,743
KION Group AG	2,037	163,035
Kloeckner & Co. AG	1,682	19,808
Koenig & Bauer AG	443	34,445
Krones AG	389	49,187
KWS Saat AG	21	8,863
Lanxess AG	2,168	169,403
LEG Immobilien AG	1,941	197,157
LEONI AG	1,042	69,161
Linde AG	4,806	1,037,983
MAN SE	739	81,675
Merck KGaA	3,613	386,729
Metro AG	7,672	100,091
Metro Wholesale & Food Specialist AG	4,275	81,643
Morphosys AG (a)	768	66,702
MTU Aero Engines Holdings AG	1,241	209,248
Muenchener Rueckversicherungs AG	3,944	882,310
Nemetschek Se	526	46,952
Nordex Se (a)(b)	1,128	11,660
NORMA Group AG	730	49,668
Open Business Club AG	44	13,075
OSRAM Licht AG	2,613	199,914
Patrizia Immobilien AG	1,942	40,967
Pfeiffer Vacuum Technology AG	106	17,021
ProSiebenSat.1 Media AG	5,765	203,065
Rational AG	109	71,483
Rheinmetall AG	1,629	192,126
Rhoen-Klinikum AG	1,417	49,435
RIB Software AG	1,289	31,734
Rocket Internet AG (a)	1,314	33,536
RWE AG	13,861	346,493
Salzgitter AG	1,106	53,478
SAP SE	24,125	2,756,586
Schaeffler AG	4,205	66,542
SGL Carbon AG (a)	795	12,488
Siemens AG	19,452	2,793,945
Siltronic AG (a)	516	76,455
Sixt AG	641	59,622
SLM Solutions Group AG (a)	214	8,849
SMA Solar Technology AG	508	23,548
Software AG (Bearer)	1,794	91,343
Stada Arzneimittel AG	1,301	125,102
STRATEC Biomedical Systems AG	16	1,163
Stroer Out-of-Home Media AG	862	55,125
Suedzucker AG (Bearer)	2,957	58,556
SURTECO SE	60	1,797
Symrise AG	2,978	231,759
TAG Immobilien AG	2,718	46,747
Takkt AG	459	9,520
Telefonica Deutschland Holding AG	17,263	87,735
Thyssenkrupp AG	10,893	290,635
TLG Immobilien AG	3,535	81,820
TUI AG (GB)	10,729	193,796
Uniper SE	5,834	163,913
United Internet AG	3,019	190,991
Volkswagen AG	802	149,772
Vonovia SE	11,462	504,153
Vossloh AG (a)	228	14,408
VTG AG	485	28,081
Wacker Chemie AG	390	60,852
Wacker Construction Equipment AG	449	14,631
Wirecard AG	2,892	284,827
Wustenrot & Wurttembergische AG	727	19,537
Zalando SE (a)	2,895	144,855
Zooplus AG (a)	161	26,696

TOTAL GERMANY		38,525,440

Gibraltar - 0.0%
888 Holdings PLC	2,484	8,271
Greece - 0.1%
Aegean Airlines SA	774	7,041
Alpha Bank AE (a)	34,228	68,179
Athens Water Supply & Sewage Co. SA	2,077	14,879
EFG Eurobank Ergasias SA (a)	46,954	38,341
Ff Group (a)	881	18,452
Greek Organization of Football Prognostics SA	5,077	56,892
Grivalia Properties REIC	251	2,617
Hellenic Exchanges Holding SA	387	2,164
Hellenic Petroleum SA	431	3,806
Hellenic Telecommunications Organization SA	5,668	67,344
Holding Co. ADMIE IPTO SA	446	956
Jumbo SA	3,201	51,456
Motor Oil (HELLAS) Corinth Refineries SA	1,856	44,428
Mytilineos Holdings SA (a)	1,820	19,059
National Bank of Greece SA (a)	138,840	45,921
Piraeus Bank SA (a)	6,193	17,818
Public Power Corp. of Greece	446	966
Titan Cement Co. SA (Reg.)	731	17,643

TOTAL GREECE		477,962

Hong Kong - 2.3%
AIA Group Ltd.	310,400	2,335,540
Bank of East Asia Ltd.	38,792	170,057
Beijing Enterprises Holdings Ltd.	21,500	127,737
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	2,800
BOC Hong Kong (Holdings) Ltd.	98,000	466,673
BYD Electronic International Co. Ltd.	18,000	48,684
Champion (REIT)	69,000	49,795
China Agri-Industries Holdings Ltd.	22,000	10,744
China Everbright International Ltd.	83,000	117,030
China Everbright Ltd.	16,000	37,942
China Jinmao Holdings Group Ltd.	108,000	48,453
China Merchants Holdings International Co. Ltd.	44,723	139,878
China Minsheng Financial Holding Corp. Ltd. (a)	270,000	14,709
China Mobile Ltd.	158,500	1,594,252
China Overseas Grand Oceans Group Ltd.	13,000	7,615
China Overseas Land and Investment Ltd.	94,000	304,843
China Power International Development Ltd.	53,000	16,848
China Resources Beer Holdings Co. Ltd.	42,666	123,053
China Resources Power Holdings Co. Ltd.	40,000	76,909
China South City Holdings Ltd.	50,000	13,972
China Strategic Holdings Ltd. (a)	105,000	1,561
China Taiping Insurance Group Ltd.	51,200	168,667
China Travel International Investment HK Ltd.	30,000	11,113
China Unicom Ltd. (a)	148,000	209,991
CITIC 1616 Holdings Ltd.	9,000	2,573
CITIC Pacific Ltd.	145,000	212,257
CLP Holdings Ltd.	44,500	452,621
CNOOC Ltd.	447,000	610,331
CSPC Pharmaceutical Group Ltd.	118,000	205,102
Dah Sing Banking Group Ltd.	6,000	13,275
Dah Sing Financial Holdings Ltd.	1,600	10,747
Far East Horizon Ltd.	71,000	70,532
Fosun International Ltd.	62,500	154,940
Fushan International Energy Group Ltd.	94,000	20,243
Galaxy Entertainment Group Ltd.	63,000	428,808
Guangdong Investment Ltd.	90,000	130,361
Guotai Junan International Holdings Ltd.	41,000	13,086
GZI (REIT)	10,000	6,307
Hang Lung Group Ltd.	27,000	94,829
Hang Lung Properties Ltd.	60,000	137,821
Hang Seng Bank Ltd.	20,100	475,872
Henderson Land Development Co. Ltd.	34,500	224,873
HK Electric Investments & HK Electric Investments Ltd. unit	87,000	80,070
Hong Kong & China Gas Co. Ltd.	213,630	404,962
Hong Kong Exchanges and Clearing Ltd.	31,578	879,168
Hopewell Holdings Ltd.	11,000	42,230
Hua Hong Semiconductor Ltd.	8,000	13,967
Hysan Development Co. Ltd.	20,000	96,649
i-CABLE Communications Ltd. (a)	12,869	403
Lai Sun Development Co. Ltd.	7,800	14,097
Lenovo Group Ltd.	206,000	119,353
Link (REIT)	54,500	457,927
Mason Financial Holdings Ltd.	682,000	11,539
Melco International Development Ltd.	16,000	43,787
MMG Ltd. (a)	32,000	14,479
MTR Corp. Ltd.	37,648	218,126
New World Development Co. Ltd.	156,472	233,061
PCCW Ltd.	177,000	97,559
Poly Property Group Co. Ltd. (a)	29,000	14,051
Power Assets Holdings Ltd.	37,500	324,942
Prosperity (REIT)	13,000	5,549
Regal (REIT)	52,000	15,864
Shanghai Industrial Holdings Ltd.	7,000	21,490
Shenzhen Investment Ltd.	135,290	60,349
Shun Tak Holdings Ltd.	22,000	9,475
Sino Land Ltd.	78,313	134,915
Sino-Ocean Group Holding Ltd.	103,000	67,202
Sinotrans Shipping Ltd.	24,000	6,860
Sinotruk Hong Kong Ltd.	21,000	27,887
SJM Holdings Ltd.	62,000	53,247
Sun Art Retail Group Ltd.	50,000	50,504
Sun Hung Kai Properties Ltd.	38,000	621,529
Sunlight (REIT)	13,000	8,815
Swire Pacific Ltd. (A Shares)	13,500	133,332
Swire Properties Ltd.	34,600	116,865
Techtronic Industries Co. Ltd.	40,500	237,505
Television Broadcasts Ltd.	5,200	19,663
Universal Medical Financial & Technical Advisory Services Co. Ltd.	3,000	3,169
Wharf Holdings Ltd.	33,000	300,119
Wheelock and Co. Ltd.	19,000	132,245
Winteam Pharmaceutical Group Ltd.	98,000	56,151
Yuexiu Property Co. Ltd.	112,000	21,678

TOTAL HONG KONG		14,534,227

Hungary - 0.1%
Magyar Telekom PLC	19,742	34,269
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	12,130	145,256
OTP Bank PLC	5,838	235,434
Richter Gedeon PLC	4,407	109,635

TOTAL HUNGARY		524,594

India - 2.2%
5Paisa Capital Ltd. (a)(d)	66	292
ACC Ltd.	1,138	31,802
Adani Enterprises Ltd.	7,611	15,551
Adani Ports & Special Economic Zone Ltd.	25,618	170,266
Adani Power Ltd. (a)	7,256	3,670
Adani Transmissions Ltd. (a)	6,764	21,728
Aditya Birla Fashion and Retail Ltd. (a)	10,575	25,625
AIA Engineering Ltd.	1,908	40,565
Ajanta Pharma Ltd.	286	5,389
Alembic Pharmaceuticals Ltd.	109	850
Ambuja Cements Ltd.	12,852	55,874
Apollo Hospitals Enterprise Ltd.	2,665	42,745
Apollo Tyres Ltd.	8,706	33,076
Arvind Mills Ltd.	780	4,831
Ashok Leyland Ltd.	33,692	68,269
Asian Paints Ltd.	6,456	117,739
Aurobindo Pharma Ltd.	7,046	82,702
Axis Bank Ltd.	41,806	337,773
Bajaj Auto Ltd.	3,399	170,979
Bajaj Finance Ltd.	5,430	151,000
Bajaj Finserv Ltd.	1,032	79,856
Balkrishna Industries Ltd.	500	13,166
Bayer CropScience Ltd.	495	29,468
Bharat Forge Ltd.	6,714	72,397
Bharat Heavy Electricals Ltd.	12,592	19,058
Bharat Petroleum Corp. Ltd.	21,338	178,481
Bharti Airtel Ltd.	28,947	222,277
Bharti Infratel Ltd.	14,934	101,978
Biocon Ltd.	4,778	26,506
Blue Dart Express Ltd.	43	2,785
Bosch Ltd.	269	87,294
Cadila Healthcare Ltd.	7,464	58,035
Canara Bank Ltd.	4,410	27,625
CEAT Ltd.	225	5,810
CESC Ltd. GDR	2,216	34,864
Cg Power & Industrial Soluti (a)	2,315	2,964
Cipla Ltd.	13,850	134,243
Coal India Ltd.	13,240	58,573
Container Corp. of India Ltd.	1,806	38,556
Credit Analysis & Research Ltd.	132	3,066
CRISIL Ltd.	197	5,475
Crompton Greaves Consumer Electricals Ltd.	9,152	31,258
Dabur India Ltd.	16,701	85,852
Dalmia Bharat Ltd.	293	13,540
Dewan Housing Finance Corp. Ltd.	3,711	36,838
Dish TV India Ltd. (a)	6,556	7,862
Divi's Laboratories Ltd.	1,823	24,846
Dr. Reddy's Laboratories Ltd.	4,072	151,957
eClerx Services Ltd.	3,082	60,928
Edelweiss Financial Services Ltd.	9,091	39,516
Eicher Motors Ltd.	348	173,239
Engineers India Ltd.	1,276	3,657
Escorts Ltd.	1,831	21,496
Eveready Industries India Ltd. (a)	848	4,417
Exide Industries Ltd.	4,874	15,713
Federal Bank Ltd.	38,154	71,741
Finolex Cables Ltd.	407	3,867
Future Retail Ltd. (a)	2,129	17,116
GAIL India Ltd.	13,031	93,622
Ge Power India Ltd.	330	3,466
Gillette India Ltd.	57	5,260
Glenmark Pharmaceuticals Ltd.	4,056	38,693
GMR Infrastructure Ltd. (a)	75,851	22,492
Godrej Consumer Products Ltd.	6,995	100,890
Godrej Industries Ltd.	184	1,685
Godrej Properties Ltd. (a)	1,455	15,265
Grasim Industries Ltd.	9,387	177,896
Great Eastern Shipping Co. Ltd.	242	1,460
Gruh Finance Ltd.	2,647	20,360
Havells India Ltd.	11,747	87,944
HCL Technologies Ltd.	15,026	198,598
Hero Motocorp Ltd.	2,322	138,061
Hindalco Industries Ltd.	25,818	106,621
Hindustan Petroleum Corp. Ltd.	16,671	115,126
Hindustan Unilever Ltd.	18,266	349,085
Housing Development Finance Corp. Ltd.	38,545	1,016,397
ICICI Bank Ltd.	69,679	326,750
Idea Cellular Ltd. (a)	27,559	39,519
IDFC Bank Ltd.	23,042	20,160
Iifl Holdings Ltd.	1,671	15,799
India Cements Ltd.	5,046	15,134
Indiabulls Housing Finance Ltd.	7,566	145,367
Indiabulls Real Estate Ltd. (a)	6,400	22,210
Indiabulls Ventures Ltd. (a)	2,925	12,915
Indian Oil Corp. Ltd.	14,802	94,984
Info Edge India Ltd.	1,648	28,932
Infosys Ltd.	49,364	702,799
Ipca Laboratories Ltd.	338	2,784
IRB Infrastructure Developers Ltd.	3,943	14,770
ITC Ltd.	90,654	371,996
Jain Irrigation Systems Ltd.	2,015	3,188
Jaiprakash Associates Ltd. (a)	29,089	8,311
Jindal Steel & Power Ltd. (a)	11,118	28,005
JSW Steel Ltd.	25,424	101,480
Jubilant Foodworks Ltd.	592	14,927
Jubilant Life Sciences Ltd.	3,486	34,475
Kajaria Ceramics Ltd.	1,102	11,577
Kansai Nerolac Paints Ltd.	5,903	46,782
KRBL Ltd.	5,502	54,820
L&T Finance Holdings Ltd.	15,050	46,754
Larsen & Toubro Ltd.	15,803	298,317
LIC Housing Finance Ltd.	7,530	69,625
Lupin Ltd.	5,817	92,358
Mahindra & Mahindra Financial Services Ltd.	7,828	52,185
Mahindra & Mahindra Ltd.	9,298	193,111
Manappuram General Finance & Leasing Ltd.	13,651	21,251
Marico Ltd.	20,309	98,879
Maruti Suzuki India Ltd.	2,600	329,718
Max Financial Services Ltd.	4,104	37,205
MindTree Consulting Ltd.	859	6,363
Motherson Sumi Systems Ltd.	20,213	114,004
Motilal Oswal Financial Services Ltd.	1,131	24,003
Mphasis BFL Ltd.	968	10,368
Multi Commodity Exchange of India Ltd.	182	2,962
Muthoot Finance Ltd.	3,598	27,411
Natco Pharma Ltd.	2,653	39,668
Ncc Ltd.	2,630	4,421
Nestle India Ltd.	842	94,135
NTPC Ltd.	53,036	148,460
Oberoi Realty Ltd.	3,854	28,258
Oil & Natural Gas Corp. Ltd.	48,393	142,825
Page Industries Ltd.	209	64,415
PC Jeweller Ltd.	6,790	36,787
Persistent Systems Ltd.	117	1,178
Pfizer Ltd.	47	1,259
PI Industries Ltd.	3,093	39,208
Piramal Enterprises Ltd.	1,818	77,169
Power Finance Corp. Ltd.	9,377	20,166
Prestige Estates Projs. Ltd.	4,180	19,628
PVR Ltd.	153	3,278
Rajesh Exports Ltd.	1,185	14,316
RBL Bank Ltd.	3,501	28,408
Redington India Ltd.	14,319	34,874
Reliance Capital Ltd.	4,711	41,992
Reliance Communication Ltd. (a)	5,693	1,503
Reliance Home Finance Ltd. (a)	4,711	6,312
Reliance Industries Ltd.	68,033	988,554
Reliance Infrastructure Ltd.	5,715	44,374
Repco Home Finance Ltd.	83	794
Rural Electrification Corp. Ltd.	14,037	37,548
Sadbhav Engineering Ltd.	240	1,172
Sanofi India Ltd.	25	1,614
Shree Cement Ltd.	378	110,513
Shriram Transport Finance Co. Ltd.	4,002	72,191
Siemens India Ltd.	1,016	19,963
Sintex Plastics Technology Ltd.	15,333	22,011
State Bank of India	49,577	234,141
Strides Shasun Ltd.	1,270	16,256
Sun Pharmaceutical Industries Ltd.	25,146	214,722
Sundaram Finance Ltd.	109	2,955
Supreme Industries Ltd.	796	13,904
Suzlon Energy Ltd. (a)	45,292	11,856
Symphony Ltd.	118	2,661
Tata Communications Ltd.	3,714	39,259
Tata Consultancy Services Ltd.	11,818	478,926
Tata Global Beverages Ltd.	2,784	9,758
Tata Motors Ltd. (a)	45,951	304,022
Tata Motors Ltd. Class A (a)	10,557	39,269
Tata Power Co. Ltd.	54,079	70,908
Tata Steel Ltd.	6,664	72,434
Tech Mahindra Ltd.	11,801	87,856
The Indian Hotels Co. Ltd. (a)	870	1,522
The Indian Hotels Co. Ltd.	4,352	7,612
The Karur Vysya Bank Ltd.	2,920	5,723
The Karur Vysya Bank Ltd. rights	486	382
The Ramco Cements Ltd.	1,219	13,571
Thermax Ltd.	107	1,636
Titan Co. Ltd.	7,899	77,496
Tube Investments of India Ltd.	4,001	36,346
Tube Investments of India Ltd.	4,001	16,993
Tvs Motor Co. Ltd.	1,218	13,606
Ultratech Cemco Ltd.	2,687	182,635
United Spirits Ltd. (a)	1,472	69,368
UPL Ltd.	11,505	142,022
Vakrangee Ltd.	4,224	36,682
Vedanta Ltd.	38,165	195,599
Videocon Industries Ltd. (a)	1,566	386
Voltas Ltd.	2,256	19,776
WABCO India Ltd.	11	1,081
Welspun India Ltd.	12,290	12,717
Whirlpool of India Ltd.	200	4,255
Wipro Ltd.	33,644	152,945
Yes Bank Ltd.	42,535	206,434
Zee Entertainment Enterprises Ltd.	13,031	109,058

TOTAL INDIA		14,435,931

Indonesia - 0.5%
Kresna Graha Investama PT Tbk (a)	71,900	3,234
PT ACE Hardware Indonesia Tbk	126,100	11,669
PT Adaro Energy Tbk	325,100	43,746
PT AKR Corporindo Tbk	27,000	14,831
PT Aneka Tambang Tbk (a)	61,300	2,915
PT Astra International Tbk	500,700	295,344
PT Bank Central Asia Tbk	251,300	387,257
PT Bank Danamon Indonesia Tbk Series A	62,500	23,502
PT Bank Jabar Banten Tbk	70,600	12,754
PT Bank Mandiri (Persero) Tbk	501,200	260,532
PT Bank Negara Indonesia (Persero) Tbk	200,500	112,354
PT Bank Rakyat Indonesia Tbk	290,800	334,487
PT Bank Tabungan Negara Tbk	126,800	25,804
PT Bumi Resources Tbk	644,000	12,346
PT Bumi Serpong Damai Tbk	115,400	14,635
PT Charoen Pokphand Indonesia Tbk	236,700	57,593
PT Ciputra Development Tbk	409,100	36,499
PT Global Mediacom Tbk	14,600	630
PT Gudang Garam Tbk	13,800	71,226
PT Hanjaya Mandala Sampoerna Tbk	240,700	70,635
PT Hanson International Tbk (a)	3,268,900	28,441
PT Indo Tambangraya Megah Tbk	6,400	10,476
PT Indocement Tunggal Prakarsa Tbk	53,100	87,896
PT Indofood CBP Sukses Makmur Tbk	72,600	47,106
PT Indofood Sukses Makmur Tbk	127,700	77,208
PT Japfa Comfeed Indonesia Tbk	148,500	15,055
PT Jasa Marga Tbk	76,596	36,710
PT Kalbe Farma Tbk	756,500	89,246
PT Kawasan Industri Jababeka Tbk	137,171	3,075
PT Link Net Tbk	30,500	11,222
PT Lippo Karawaci Tbk	147,400	7,499
PT Matahari Department Store Tbk	62,900	39,885
PT Media Nusantara Citra Tbk	121,800	14,010
PT Pakuwon Jati Tbk	340,700	15,826
PT Pembangunan Perumahan Persero Tbk	40,658	8,544
PT Perusahaan Gas Negara Tbk Series B	225,800	30,634
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,893
PT PP Properti Tbk	481,000	7,448
PT Semen Baturaja (Persero) Tbk	37,700	7,755
PT Semen Gresik (Persero) Tbk	97,300	78,199
PT Sitara Propertindo Tbk (a)	49,100	2,661
PT Sugih Energy Tbk (a)	40,500	149
PT Summarecon Agung Tbk	144,300	11,012
PT Surya Citra Media Tbk	155,800	24,698
PT Tambang Batubara Bukit Asam Tbk	13,100	11,084
PT Telkomunikasi Indonesia Tbk Series B	1,326,400	395,754
PT Tower Bersama Infrastructure Tbk	79,000	39,609
PT Unilever Indonesia Tbk	36,700	134,217
PT United Tractors Tbk	39,100	99,966
PT Waskita Karya Persero Tbk	144,500	22,587
PT Wijaya Karya Persero Tbk	26,726	3,882
PT XL Axiata Tbk (a)	52,900	13,184
Siloam International Hospitals Tbk PT (a)	13,600	9,777

TOTAL INDONESIA		3,178,701

Ireland - 0.5%
Bank Ireland Group PLC (a)	27,452	215,144
C&C Group PLC	8,159	27,999
Cairn Homes PLC (a)	25,019	51,948
CRH PLC	22,432	844,160
Dalata Hotel Group PLC (a)	9,355	58,300
DCC PLC (United Kingdom)	2,093	198,479
Glanbia PLC	7,667	148,164
Grafton Group PLC unit	4,338	47,388
Green REIT PLC	10,615	18,671
Greencore Group PLC	13,772	35,266
Hibernia (REIT) PLC	17,950	30,841
Irish Continental Group PLC unit	9,952	66,310
Irish Residential Properties REIT PLC	974	1,673
James Hardie Industries PLC CDI	13,052	198,688
Kerry Group PLC Class A	3,931	395,857
Kingspan Group PLC (Ireland)	3,639	152,176
Origin Enterprises PLC	1,879	14,884
Paddy Power Betfair PLC (Ireland)	2,029	207,514
Permanent Tsb Group Hld PLC (a)	637	1,454
Ryanair Holdings PLC sponsored ADR (a)	165	18,498
Smurfit Kappa Group PLC	6,316	188,381
United Drug PLC (United Kingdom)	7,030	86,320

TOTAL IRELAND		3,008,115

Isle of Man - 0.1%
Gaming VC Holdings SA	8,153	101,516
Genting Singapore PLC	136,500	122,170
NEPI Rockcastle PLC	8,845	123,653
Paysafe Group PLC (a)	12,145	94,524
Playtech Ltd.	11,330	148,072
Redefine International PLC	5,310	2,624

TOTAL ISLE OF MAN		592,559

Israel - 0.4%
Airport City Ltd. (a)	1,054	13,488
Alony Hetz Properties & Investments Ltd.	1,835	18,964
Amot Investments Ltd.	781	4,602
Azrieli Group	1,294	73,019
Bank Hapoalim BM (Reg.)	32,799	232,120
Bank Leumi le-Israel BM	43,308	239,462
Bezeq The Israel Telecommunication Corp. Ltd.	59,259	88,487
Caesarstone Sdot-Yam Ltd. (a)	1,088	30,790
Cellcom Israel Ltd. (Israel) (a)	309	2,992
Check Point Software Technologies Ltd. (a)	3,502	412,220
CyberArk Software Ltd. (a)	2,116	89,655
Delek Group Ltd.	44	7,220
Elbit Systems Ltd. (Israel)	676	100,212
First International Bank of Israel	2,356	44,721
Formula Systems (1985) Ltd.	126	5,203
Frutarom Industries Ltd.	977	80,435
Gazit-Globe Ltd.	1,653	15,707
Harel Insurance Investments and Financial Services Ltd.	2,295	15,675
Israel Chemicals Ltd.	13,764	57,382
Israel Corp. Ltd. (Class A) (a)	55	10,260
Israel Discount Bank Ltd. (Class A) (a)	37,222	98,846
Ituran Location & Control Ltd.	1,134	40,257
Jerusalem Economy Ltd. (a)	1,266	3,425
Jerusalem Oil Exploration Ltd. (a)	29	1,549
Kornit Digital Ltd. (a)(b)	506	7,868
Mazor Robotics Ltd. (a)	800	25,218
Melisron Ltd.	254	13,265
Migdal Insurance & Financial Holdings Ltd.	2,273	2,640
Mizrahi Tefahot Bank Ltd.	5,565	100,403
NICE Systems Ltd.	1,689	139,197
Oil Refineries Ltd.	46,046	23,682
Orbotech Ltd. (a)	2,061	92,168
Partner Communications Co. Ltd. (a)	1,320	7,029
Paz Oil Co. Ltd.	313	51,111
Plus500 Ltd.	3,162	43,046
Radware Ltd. (a)	1,220	21,399
Reit 1 Ltd.	493	1,978
Shikun & Binui Ltd.	1,469	3,467
SodaStream International Ltd. (a)	334	21,266
Strauss Group Ltd.	612	12,462
Taro Pharmaceutical Industries Ltd. (a)	366	41,146
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	24,452	337,438
Tower Semiconductor Ltd. (a)	2,345	77,717
Wix.com Ltd. (a)	916	63,937

TOTAL ISRAEL		2,773,128

Italy - 1.5%
A2A SpA	35,784	61,482
ACEA SpA	1,409	22,945
Amplifon SpA	2,447	37,169
Anima Holding SpA	6,053	46,042
Ascopiave SpA	12,371	51,964
Assicurazioni Generali SpA	30,202	550,228
Astm SpA	1,291	35,791
Atlantia SpA	10,811	352,609
Autogrill SpA	4,595	60,108
Azimut Holding SpA	3,549	70,114
Banca Generali SpA	1,695	55,837
Banca IFIS SpA	642	35,006
Banca Mediolanum S.p.A.	4,531	38,608
Banca Monte dei Paschi di Siena SpA (a)	224	1,232
Banca Popolare dell'Emilia Romagna	11,442	55,765
Banca Popolare di Sondrio SCARL	9,355	37,029
Banco BPM SpA	36,050	125,727
Beni Stabili SpA SIIQ	8,733	7,731
Biesse SpA	462	20,601
Brembo SpA	3,316	54,772
Brunello Cucinelli SpA	1,252	42,031
Buzzi Unicem SpA	2,963	82,593
Cerved Information Solutions SpA	5,749	73,999
Compagnie Industriali Riunite SpA (CIR)	1,763	2,649
Credito Emiliano SpA	3,458	30,311
Credito Valtellinese SC (a)	2,001	7,090
Danieli & C. Officine Meccaniche SpA	93	2,226
Datalogic SpA	613	24,356
Davide Campari-Milano SpA	16,004	128,259
De Longhi SpA	1,538	50,432
DiaSorin S.p.A.	756	68,777
Digital Multimedia Technologies SpA	299	17,484
Enav SpA	12,759	60,787
Enel SpA	200,202	1,241,587
Eni SpA	62,390	1,019,954
ERG SpA	1,629	27,230
Fincantieri SpA (a)	10,454	13,005
FinecoBank SpA	9,642	90,189
Hera SpA	17,106	55,035
Immobiliare Grande Distribuzione SpA	6,688	7,732
Industria Macchine Automatiche SpA (IMA)	458	41,080
Infrastrutture Wireless Italiane SpA (e)	6,526	44,585
Interpump Group SpA	1,388	46,742
Intesa Sanpaolo SpA	270,547	909,554
Intesa Sanpaolo SpA (Risparmio Shares)	91,484	288,578
Iren SpA	21,493	59,135
Italgas SpA	10,154	59,317
Italmobiliare SpA	66	1,776
Leonardo SpA	9,698	167,530
Luxottica Group SpA	4,327	248,185
Maire Tecnimont SpA	1,821	10,216
MARR SpA	1,204	30,756
Mediaset SpA (a)	14,681	53,937
Mediobanca SpA	18,180	199,275
Moncler SpA	3,808	108,144
OVS	2,020	15,106
Piaggio & C SpA	5,908	19,324
Poste Italiane SpA	12,149	88,802
Prysmian SpA	5,115	176,363
Rai Way SpA	3,341	20,257
Recordati SpA	4,185	194,557
Reply SpA	492	26,157
Safilo Group SpA (a)	143	904
Saipem SpA (a)	16,996	71,430
Salini Impregilo SpA	1,900	8,034
Salvatore Ferragamo Italia SpA	1,121	29,433
Saras Raffinerie Sarde SpA	13,510	36,069
Snam Rete Gas SpA	58,838	300,605
Societa Cattolica Di Assicurazioni SCRL	5,735	62,161
Societa Iniziative Autostradali e Servizi SpA (SIAS)	2,524	42,955
Technogym SpA	1,444	14,037
Telecom Italia SpA (a)	240,378	208,603
Terna SpA	40,938	247,017
Tod's SpA	177	11,773
UniCredit SpA (a)	52,342	1,001,747
Unione di Banche Italiane SCpA	24,741	116,200
Unipol Gruppo SpA	13,073	58,994
Unipolsai SpA	31,760	72,363
YOOX SpA (a)	1,328	49,656
Zignago Vetro SpA	165	1,545

TOTAL ITALY		9,909,388

Japan - 17.1%
77 Bank Ltd.	2,400	60,994
A/S One Corp.	100	5,498
ABC-MART, Inc.	1,807	91,150
ACOM Co. Ltd. (a)	6,400	26,607
Activia Properties, Inc.	18	70,437
Adastria Co. Ltd.	200	4,359
Adeka Corp.	2,600	44,909
Advance Residence Investment Corp.	49	115,187
Advantest Corp.	4,559	104,142
Aeon (REIT) Investment Corp.	17	17,109
AEON Co. Ltd.	18,025	278,801
Aeon Delight Co. Ltd.	100	3,743
AEON Financial Service Co. Ltd.	3,999	85,884
AEON MALL Co. Ltd.	2,100	37,552
Ai Holdings Corp.	1,200	29,462
Aica Kogyo Co. Ltd.	1,200	41,971
Aichi Steel Corp.	100	4,055
Aida Engineering Ltd.	200	2,332
Aiful Corp. (a)	10,100	35,231
Ain Holdings, Inc.	500	34,207
Air Water, Inc.	6,100	117,068
Aisin Seiki Co. Ltd.	4,300	222,751
Ajinomoto Co., Inc.	13,225	266,042
Akita Bank Ltd.	100	3,200
Alfresa Holdings Corp.	6,139	117,299
All Nippon Airways Ltd.	2,841	109,194
Alpine Electronics, Inc.	1,500	33,282
Alps Electric Co. Ltd.	4,778	146,226
Amada Holdings Co. Ltd.	11,700	145,384
Amano Corp.	2,000	49,213
Anicom Holdings, Inc.	200	5,165
Anritsu Corp.	4,100	38,606
Aoki International Co. Ltd.	200	2,790
Aoyama Trading Co. Ltd.	1,500	55,582
Aozora Bank Ltd.	4,500	176,138
ARCS Co. Ltd.	400	8,949
Ariake Japan Co. Ltd.	800	61,148
Asahi Diamond Industrial Co. Ltd.	300	2,910
Asahi Glass Co. Ltd.	5,463	214,096
Asahi Group Holdings	10,159	463,844
Asahi Holdings, Inc.	1,700	36,901
ASAHI INTECC Co. Ltd.	1,490	85,968
Asahi Kasei Corp.	34,100	412,942
Asatsu-DK, Inc.	1,200	39,774
Asics Corp.	3,200	48,920
ASKUL Corp.	600	16,152
Astellas Pharma, Inc.	56,303	749,329
Atom Corp.	1,400	10,219
Autobacs Seven Co. Ltd.	1,400	24,066
Avex, Inc.	200	2,765
Axial Retailing, Inc.	100	4,090
Azbil Corp.	2,300	100,434
Bandai Namco Holdings, Inc.	6,000	205,608
Bank of Kyoto Ltd.	1,800	94,531
Bank of Nagoya Ltd.	100	3,995
Bank of The Ryukyus Ltd.	2,700	41,163
Belc Co. Ltd.	100	5,580
Belluna Co. Ltd.	1,500	17,042
Benefit One, Inc.	800	15,369
Benesse Holdings, Inc.	1,400	47,460
Bic Camera, Inc.	1,600	19,709
BML, Inc.	100	2,214
Bridgestone Corp.	16,058	767,097
Brother Industries Ltd.	7,200	175,198
Bunka Shutter Co. Ltd.	300	2,557
Calbee, Inc.	2,700	91,122
Canon Marketing Japan, Inc.	1,600	40,247
Canon, Inc.	25,243	948,306
Capcom Co. Ltd.	1,400	35,619
Casio Computer Co. Ltd.	3,900	57,551
Cawachi Ltd.	200	4,907
Central Glass Co. Ltd.	600	13,416
Central Japan Railway Co.	3,455	627,590
Chiba Bank Ltd.	16,000	122,650
Chiyoda Co. Ltd.	100	2,561
Chiyoda Corp.	6,000	35,508
Chofu Seisakusho Co. Ltd.	100	2,441
Chubu Electric Power Co., Inc.	15,016	193,654
Chudenko Corp.	600	18,301
Chugai Pharmaceutical Co. Ltd.	5,800	276,525
Chugoku Electric Power Co., Inc.	5,600	62,441
Chugoku Marine Paints Ltd.	300	2,549
Citizen Watch Co. Ltd.	7,700	56,610
CKD Corp.	2,665	52,480
Clarion Co. Ltd.	1,000	3,808
Coca-Cola West Co. Ltd.	2,750	96,221
cocokara fine HOLDINGS, Inc.	300	16,726
COLOPL, Inc.	500	5,552
Colowide Co. Ltd.	1,100	20,646
Comforia Residential REIT, Inc.	9	18,437
COMSYS Holdings Corp.	3,600	91,168
Concordia Financial Group Ltd.	29,000	153,587
Cookpad, Inc.	500	3,355
Cosmo Energy Holdings Co. Ltd.	1,700	39,052
Cosmos Pharmaceutical Corp.	300	62,461
Create Restaurants Holdings, Inc.	200	2,144
Create SD Holdings Co. Ltd.	1,800	45,310
Credit Saison Co. Ltd.	6,901	138,954
CyberAgent, Inc.	2,600	80,521
CYBERDYNE, Inc. (a)(b)	3,100	41,070
Dai Nippon Printing Co. Ltd.	8,700	208,539
Dai-ichi Mutual Life Insurance Co.	28,099	536,633
Daibiru Corp.	200	2,358
Daicel Chemical Industries Ltd.	7,121	88,910
Daido Metal Co. Ltd.	400	3,694
Daido Steel Co. Ltd.	700	44,352
Daifuku Co. Ltd.	2,600	126,772
Daihen Corp.	1,000	9,011
Daiho Corp.	1,000	4,858
Daiichi Sankyo Kabushiki Kaisha	15,100	346,827
Daiichikosho Co. Ltd.	700	32,986
Daikin Industries Ltd.	6,568	725,835
Daikyo, Inc.	400	7,703
DaikyoNishikawa Corp.	1,600	27,190
Dainippon Sumitomo Pharma Co. Ltd.	5,200	74,216
Daio Paper Corp.	1,000	12,006
Daiseki Co. Ltd.	600	14,836
Daito Trust Construction Co. Ltd.	1,844	322,395
Daiwa House Industry Co. Ltd.	13,444	492,762
Daiwa House REIT Investment Corp.	30	70,104
Daiwa Office Investment Corp.	5	24,299
Daiwa Securities Group, Inc.	41,000	257,057
Daiwabo Holdings Co. Ltd.	500	19,870
DCM Japan Holdings Co. Ltd.	800	7,349
DeNA Co. Ltd.	3,600	84,662
Denki Kagaku Kogyo KK	2,200	73,503
DENSO Corp.	12,122	667,607
Dentsu, Inc.	5,600	239,534
Descente Ltd.	1,800	25,000
Dexerials Corp.	1,700	19,156
Dic Corp.	3,200	118,783
Digital Garage, Inc.	1,400	30,095
Dip Corp.	800	19,535
Disco Corp.	900	208,554
Dmg Mori Co. Ltd.	3,000	60,497
Don Quijote Holdings Co. Ltd.	3,523	147,772
Doshisha Co. Ltd.	100	2,197
Doutor Nichires Holdings Co., Ltd.	500	11,871
Dowa Holdings Co. Ltd.	1,000	42,100
Dr. Ci:Labo Co., Ltd.	1,000	36,822
DTS Corp.	100	3,001
Duskin Co. Ltd.	600	16,458
Dydo Group Holdings, Inc.	100	4,903
Eagle Industry Co. Ltd.	300	5,828
Earth Chemical Co. Ltd.	700	32,862
East Japan Railway Co.	8,110	786,505
Ebara Corp.	2,200	79,171
EDION Corp.	1,300	13,134
Ehime Bank Ltd.	2,400	30,983
Eiken Chemical Co. Ltd.	100	3,935
Eisai Co. Ltd.	7,200	400,728
Eizo Corp.	600	24,874
Electric Power Development Co. Ltd.	3,100	78,123
en-japan, Inc.	800	30,853
EPS Co. Ltd.	200	3,938
euglena Co. Ltd. (a)	1,200	12,156
Exedy Corp.	1,200	35,983
Ezaki Glico Co. Ltd.	1,000	55,463
FamilyMart Co. Ltd.	2,077	118,051
Fancl Corp.	1,200	31,660
Fanuc Corp.	4,985	1,165,612
Fast Retailing Co. Ltd.	1,336	446,992
FCC Co. Ltd.	300	7,243
Financial Products Group Co. Ltd.	700	8,124
Foster Electric Co. Ltd.	1,100	25,818
FP Corp.	400	21,020
Frontier Real Estate Investment Corp.	7	27,409
Fuji Electric Co. Ltd.	15,000	108,677
Fuji Kyuko Co. Ltd.	500	11,164
Fuji Machine Manufacturing Co. Ltd.	1,000	19,074
Fuji Oil Holdings, Inc.	1,700	45,834
Fuji Seal International, Inc.	600	19,691
Fuji Soft ABC, Inc.	600	18,247
Fujicco Co. Ltd.	100	2,259
Fujifilm Holdings Corp.	10,700	437,713
Fujikura Ltd.	6,300	54,985
Fujimi, Inc.	200	4,956
Fujimori Kogyo Co. Ltd.	400	13,836
Fujitec Co. Ltd.	4,200	62,521
Fujitsu General Ltd.	1,000	19,125
Fujitsu Ltd.	52,427	408,537
Fukuda Denshi Co. Ltd.	100	7,036
Fukuoka (REIT) Investment Fund	18	25,662
Fukuoka Financial Group, Inc.	16,000	82,579
Fukushima Industries Corp.	100	3,871
Fukuyama Transporting Co. Ltd.	1,000	32,446
Funai Soken Holdings, Inc.	600	22,045
Furukawa Co. Ltd.	600	10,891
Furukawa Electric Co. Ltd.	1,700	103,497
Fuso Chemical Co. Ltd.	300	9,604
Futaba Corp.	100	1,982
Futaba Industrial Co. Ltd.	700	6,804
Fuyo General Lease Co. Ltd.	500	32,696
G-Tekt Corp.	100	2,141
Global One Real Estate Investment Corp.	8	26,321
Glory Ltd.	2,200	82,276
GLP J-REIT	62	62,150
GMO Internet, Inc.	1,100	16,994
GMO Payment Gateway, Inc.	400	29,267
GNI Group Ltd. (a)	2,000	9,356
Goldcrest Co. Ltd.	300	6,500
GREE, Inc.	3,400	23,081
GS Yuasa Corp.	10,000	50,283
Gulliver International Co. Ltd.	400	2,917
GungHo Online Entertainment, Inc.	5,300	14,263
Gunma Bank Ltd.	10,900	70,172
Gunze Ltd.	700	31,842
Gurunavi, Inc.	100	1,290
H.I.S. Co. Ltd.	800	26,788
H2O Retailing Corp.	2,500	46,245
Hakuhodo DY Holdings, Inc.	5,500	76,082
Hamamatsu Photonics K.K.	5,800	187,792
Hankyu Hanshin Holdings, Inc.	5,700	222,228
Hankyu REIT, Inc.	9	10,446
Hanwa Co. Ltd.	1,700	64,523
Harmonic Drive Systems, Inc.	500	25,982
Haseko Corp.	9,300	135,049
Hazama Ando Corp.	5,200	42,397
Heiwa Corp.	1,700	31,348
Heiwa Real Estate (REIT), Inc.	15	12,094
Heiwa Real Estate Co. Ltd.	200	3,489
Heiwado Co. Ltd.	200	4,366
Hiday Hidaka Corp.	1,800	52,884
Hikari Tsushin, Inc.	800	103,569
Hino Motors Ltd.	9,000	115,839
Hirata Corp.	100	11,231
Hirose Electric Co. Ltd.	1,100	165,480
Hiroshima Bank Ltd.	7,800	66,041
Hisamitsu Pharmaceutical Co., Inc.	1,500	82,588
Hitachi Capital Corp.	1,900	46,449
Hitachi Chemical Co. Ltd.	2,800	79,844
Hitachi Construction Machinery Co. Ltd.	2,500	85,761
Hitachi High-Technologies Corp.	2,200	92,068
Hitachi Kokusai Electric, Inc.	2,100	58,172
Hitachi Ltd.	122,881	978,544
Hitachi Metals Ltd.	6,800	88,092
Hitachi Transport System Ltd.	1,000	24,746
Hitachi Zosen Corp.	2,900	15,280
Hogy Medical Co. Ltd.	100	6,848
Hokkaido Electric Power Co., Inc.	2,400	18,913
Hokuetsu Kishu Paper Co. Ltd.	2,300	14,761
Hokuhoku Financial Group, Inc.	4,300	70,878
Hokuriku Electric Power Co., Inc.	5,400	47,715
Hokuto Corp.	100	1,746
Honda Motor Co. Ltd.	43,772	1,371,687
Horiba Ltd.	1,000	59,584
Hoshino Resorts REIT, Inc.	2	9,631
Hoshizaki Corp.	1,700	160,877
Hosiden Corp.	1,800	31,077
House Foods Group, Inc.	1,900	56,454
Hoya Corp.	10,018	544,285
Hulic (REIT), Inc.	12	16,744
Hulic Co. Ltd.	6,100	62,928
Hyakujushi Bank Ltd.	7,000	25,451
Ibiden Co. Ltd.	2,100	35,163
IBJ Leasing Co. Ltd.	200	5,221
Ichibanya Co. Ltd.	100	3,875
Ichigo Real Estate Investment Corp.	11	7,121
Ichigo, Inc.	8,900	31,651
Idemitsu Kosan Co. Ltd.	3,200	93,535
IHI Corp.	3,672	132,262
Iida Group Holdings Co. Ltd.	3,800	72,897
Inaba Denki Sangyo Co. Ltd.	400	17,558
Inabata & Co. Ltd.	1,000	14,497
Industrial & Infrastructure Fund Investment Corp.	4	16,296
Ines Corp.	3,700	34,647
Infomart Corp.	3,200	24,189
INPEX Corp.	24,900	266,609
Internet Initiative Japan, Inc.	1,600	33,538
Invesco Office J-REIT, Inc.	6	5,484
Invincible Investment Corp.	99	40,125
Iriso Electronics Co. Ltd.	500	28,201
Iseki & Co. Ltd.	100	2,228
Isetan Mitsukoshi Holdings Ltd.	9,571	104,331
Istyle, Inc.	1,300	8,942
Isuzu Motors Ltd.	16,168	236,140
IT Holdings Corp.	2,600	80,911
ITO EN Ltd.	2,260	79,131
Itochu Corp.	40,350	706,797
Itochu Enex Co. Ltd.	300	3,058
ITOCHU Techno-Solutions Corp.	1,506	58,662
Itoham Yonekyu Holdings, Inc.	1,600	15,264
Iwatani Corp.	600	18,094
Iyo Bank Ltd.	7,900	68,198
Izumi Co. Ltd.	600	31,115
J Trust Co. Ltd.	600	4,415
J. Front Retailing Co. Ltd.	5,200	77,178
JACCS Co. Ltd.	200	4,995
JAFCO Co. Ltd.	900	44,481
Japan Airlines Co. Ltd.	2,900	99,259
Japan Airport Terminal Co. Ltd.	1,000	35,545
Japan Aviation Electronics Industry Ltd.	1,000	18,293
Japan Display, Inc. (a)	6,900	14,885
Japan Excellent, Inc.	15	17,699
Japan Exchange Group, Inc.	14,800	266,821
Japan Hotel REIT Investment Corp.	128	84,747
Japan Lifeline Co. Ltd.	400	19,188
Japan Logistics Fund, Inc.	13	23,440
Japan Material Co. Ltd.	600	17,420
Japan Petroleum Exploration Co. Ltd.	300	6,191
Japan Post Bank Co. Ltd.	6,134	77,686
Japan Post Holdings Co. Ltd.	41,838	484,000
Japan Prime Realty Investment Corp.	36	115,787
Japan Real Estate Investment Corp.	36	168,773
Japan Rental Housing Investment, Inc.	42	29,040
Japan Retail Fund Investment Corp.	61	108,254
Japan Securities Finance Co. Ltd.	500	2,812
Japan Steel Works Ltd.	1,700	43,089
Japan Tobacco, Inc.	27,743	918,299
Japan Wool Textile Co. Ltd.	400	3,593
JCR Pharmaceuticals Co. Ltd.	100	3,949
JEOL Ltd.	1,000	5,297
JFE Holdings, Inc.	14,500	311,624
JGC Corp.	5,642	94,630
Jimoto Holdings, Inc.	13,900	27,195
JIN Co. Ltd.	100	5,196
Joyful Honda Co. Ltd.	700	18,898
JSR Corp.	6,800	131,817
JTEKT Corp.	5,400	89,475
Juroku Bank Ltd.	1,300	43,918
Justsystems Corp.	700	15,039
JVC KENWOOD Holdings, Inc.	700	2,195
JX Holdings, Inc.	84,650	437,116
K's Holdings Corp.	1,200	27,541
kabu.com Securities Co. Ltd.	600	1,913
Kadokawa Dwango Corp.	2,000	23,075
Kagome Co. Ltd.	2,700	89,916
Kajima Corp.	23,000	238,544
Kakaku.com, Inc.	2,500	34,328
Kaken Pharmaceutical Co. Ltd.	1,556	78,855
Kameda Seika Co. Ltd.	100	4,529
Kamigumi Co. Ltd.	2,500	59,847
Kanamoto Co. Ltd.	400	13,150
Kandenko Co. Ltd.	1,000	9,836
Kaneka Corp.	6,000	49,548
Kanematsu Corp.	3,200	42,098
Kansai Electric Power Co., Inc.	19,399	265,652
Kansai Paint Co. Ltd.	4,839	124,377
Kanto Denka Kogyo Co. Ltd.	1,000	10,467
Kao Corp.	12,791	773,026
Kato Sangyo	1,100	34,316
Kawasaki Heavy Industries Ltd.	4,000	139,553
Kawasaki Kisen Kaisha Ltd. (a)	1,800	46,999
KDDI Corp.	45,037	1,199,905
Keihan Electric Railway Co., Ltd.	3,000	91,667
Keihin Corp.	1,600	29,498
Keihin Electric Express Railway Co. Ltd.	5,739	118,715
Keio Corp.	3,003	131,017
Keisei Electric Railway Co.	3,906	117,991
Kenedix Office Investment Corp.	15	80,360
Kenedix Residential Investment Corp.	3	7,716
Kenedix Retail REIT Corp.	12	23,682
Kenedix, Inc.	7,400	43,265
Kewpie Corp.	2,100	52,385
Keyence Corp.	2,475	1,374,182
KH Neochem Co. Ltd.	800	20,022
Kikkoman Corp.	4,600	157,874
Kinden Corp.	4,392	74,172
Kintetsu Group Holdings Co. Ltd.	4,353	167,386
Kintetsu World Express, Inc.	400	6,885
Kirin Holdings Co. Ltd.	22,770	546,568
Kisoji Co. Ltd.	300	7,236
Kissei Pharmaceutical Co. Ltd.	1,400	38,487
Kitz Corp.	1,400	11,996
Koa Corp.	1,100	22,952
Kobayashi Pharmaceutical Co. Ltd.	1,800	104,078
Kobe Bussan Co. Ltd.	300	12,955
Kobe Steel Ltd. (a)	6,500	54,878
Kohnan Shoji Co. Ltd.	100	2,137
Koito Manufacturing Co. Ltd.	3,200	214,574
Kokuyo Co. Ltd.	1,700	30,484
Komatsu Ltd.	23,911	781,310
KOMEDA Holdings Co. Ltd.	1,900	32,390
KOMERI Co. Ltd.	600	17,976
Komori Corp.	500	7,042
Konami Holdings Corp.	3,000	146,116
Konica Minolta, Inc.	11,600	101,764
Konoike Transport Co. Ltd.	500	7,694
Kose Corp.	1,100	133,774
Kotobuki Spirits Co. Ltd.	600	24,696
Kubota Corp.	28,010	527,022
Kumagai Gumi Co. Ltd.	1,000	31,789
Kumiai Chemical Industry Co. Ltd.	3,500	23,796
Kura Corp. Ltd.	100	4,474
Kurabo Industries Ltd.	3,000	8,702
Kuraray Co. Ltd.	11,052	217,664
Kureha Chemical Industry Co. Ltd.	100	5,882
Kurita Water Industries Ltd.	3,100	98,506
Kuroda Electric Co. Ltd.	1,200	21,423
Kusuri No Aoki Holdings Co. Ltd.	400	22,200
Kyb Corp.	300	19,478
Kyocera Corp.	8,237	550,954
Kyoei Steel Ltd.	100	1,756
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	8,954
Kyorin Holdings, Inc.	500	10,269
Kyoritsu Maintenance Co. Ltd.	200	6,317
Kyowa Exeo Corp.	2,000	43,567
Kyowa Hakko Kirin Co., Ltd.	7,300	134,751
Kyudenko Corp.	1,400	61,814
Kyushu Electric Power Co., Inc.	10,378	118,372
Kyushu Financial Group, Inc.	14,785	93,976
Kyushu Railway Co.	4,100	131,043
LaSalle Logiport REIT	15	14,113
Lasertec Corp.	1,200	26,402
Lawson, Inc.	1,000	65,299
Leopalace21 Corp.	7,300	54,511
LIFE Corp.	100	2,660
LIFULL Co. Ltd.	2,300	17,674
LINE Corp. (a)	800	33,136
Lintec Corp.	500	13,896
Lion Corp.	5,636	108,451
LIXIL Group Corp.	8,795	242,223
M3, Inc.	6,295	187,758
Mabuchi Motor Co. Ltd.	1,400	73,465
Macnica Fuji Electronics Holdings, Inc.	200	4,190
Maeda Corp.	4,000	50,150
Maeda Road Construction Co. Ltd.	1,000	21,535
Makino Milling Machine Co. Ltd.	1,000	9,435
Makita Corp.	6,600	276,597
Mandom Corp.	600	17,878
Mani, Inc.	1,400	40,090
Marubeni Corp.	43,000	288,317
Marudai Food Co. Ltd.	1,000	4,678
Maruha Nichiro Corp.	1,400	43,246
Marui Group Co. Ltd.	6,602	101,041
Maruichi Steel Tube Ltd.	1,200	36,661
Marusan Securities Co. Ltd.	900	8,230
Matsui Securities Co. Ltd.	1,700	14,296
Matsumotokiyoshi Holdings Co. Ltd.	1,100	79,104
Max Co. Ltd.	1,000	14,142
Maxell Holdings Ltd.	1,500	34,089
Mazda Motor Corp.	16,600	239,633
McDonald's Holdings Co. (Japan) Ltd.	1,828	78,481
MCJ Co. Ltd.	300	3,157
MCUBS MidCity Investment Corp.	4	13,311
Mebuki Financial Group, Inc.	27,668	115,428
Medipal Holdings Corp.	6,700	124,427
Megachips Corp.	600	19,770
Megmilk Snow Brand Co. Ltd.	1,800	50,386
Meidensha Corp.	1,000	3,957
Meiji Holdings Co. Ltd.	3,000	245,250
Meitec Corp.	300	14,654
Micronics Japan Co. Ltd.	100	995
Milbon Co. Ltd.	100	6,244
Minebea Mitsumi, Inc.	9,495	174,073
Miraca Holdings, Inc.	2,047	95,241
Mirait Holdings Corp.	2,300	30,056
Miroku Jyoho Service Co., Ltd.	200	4,671
Misumi Group, Inc.	8,405	230,276
Mitsuba Corp.	500	8,356
Mitsubishi Chemical Holdings Corp.	38,357	400,651
Mitsubishi Corp.	40,351	944,937
Mitsubishi Electric Corp.	50,692	867,518
Mitsubishi Estate Co. Ltd.	32,271	585,220
Mitsubishi Gas Chemical Co., Inc.	4,545	111,183
Mitsubishi Heavy Industries Ltd.	7,966	311,685
Mitsubishi Logistics Corp.	1,500	38,851
Mitsubishi Materials Corp.	3,400	129,282
Mitsubishi Motors Corp. of Japan	15,734	125,995
Mitsubishi Pencil Co. Ltd.	600	14,229
Mitsubishi Shokuhin Co. Ltd.	100	2,967
Mitsubishi Tanabe Pharma Corp.	5,909	130,053
Mitsubishi UFJ Financial Group, Inc.	308,739	2,094,221
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,300	64,894
Mitsuboshi Belting Ltd.	1,000	12,486
Mitsui & Associates Telepark Corp.	300	6,105
Mitsui & Co. Ltd.	47,782	713,593
Mitsui Chemicals, Inc.	5,800	178,848
Mitsui Engineering & Shipbuilding Co.	1,000	13,083
Mitsui Fudosan Co. Ltd.	23,040	537,776
Mitsui Fudosan Logistics Park, Inc.	1	2,934
Mitsui High-Tec, Inc.	500	10,556
Mitsui Mining & Smelting Co. Ltd.	1,300	67,646
Mitsui OSK Lines Ltd.	2,500	76,553
Mitsui Sugar Co. Ltd.	700	23,946
Mitsui-Soko Co. Ltd.	2,000	6,224
Miura Co. Ltd.	3,155	74,209
mixi, Inc.	1,500	73,128
Mizuho Financial Group, Inc.	608,284	1,105,179
Mizuno Corp.	200	5,689
Mochida Pharmaceutical Co. Ltd.	900	65,888
Modec, Inc.	300	6,915
Monex Group, Inc.	900	2,870
MonotaRO Co. Ltd.	1,200	33,045
Mori Hills REIT Investment Corp.	111	129,515
Mori Trust Hotel (REIT), Inc.	15	18,362
MORI TRUST Sogo (REIT), Inc.	13	18,543
Morinaga & Co. Ltd.	800	45,448
Morinaga Milk Industry Co. Ltd.	600	23,034
Morita Holdings Corp.	100	1,721
MOS Food Services, Inc.	400	12,234
MS&AD Insurance Group Holdings, Inc.	12,497	424,552
Murata Manufacturing Co. Ltd.	4,934	775,437
Musashi Seimitsu Industry Co. Ltd.	900	28,688
Nabtesco Corp.	2,500	99,317
Nachi-Fujikoshi Corp.	5,000	30,820
Nagaileben Co. Ltd.	100	2,495
Nagase & Co. Ltd.	1,900	32,273
Nagoya Railroad Co. Ltd.	4,916	110,442
Nakanishi, Inc.	300	13,596
Namura Shipbuilding Co. Ltd.	500	3,103
Nankai Electric Railway Co. Ltd.	3,400	87,899
NanoCarrier Co. Ltd. (a)	200	1,298
NEC Corp.	7,500	205,797
NEC System Integration & Constuction Ltd.	100	2,492
Net One Systems Co. Ltd.	2,800	34,734
New Hampshire Foods Ltd.	4,426	127,314
Nexon Co. Ltd. (a)	4,800	129,116
NGK Insulators Ltd.	6,200	122,769
NGK Spark Plug Co. Ltd.	4,500	102,695
NHK Spring Co. Ltd.	8,487	97,126
Nichi-iko Pharmaceutical Co. Ltd.	500	7,765
Nichias Corp.	4,000	52,084
Nichicon Corp.	1,700	21,449
Nichiha Corp.	600	24,132
Nichirei Corp.	3,510	90,356
Nidec Corp.	6,145	817,180
Nifco, Inc.	1,600	104,450
Nihon Kohden Corp.	2,500	55,653
Nihon M&A Center, Inc.	2,000	95,749
Nihon Parkerizing Co. Ltd.	2,300	37,704
Nihon Unisys Ltd.	2,300	38,098
Nikkiso Co. Ltd.	2,200	20,667
Nikkon Holdings Co. Ltd.	1,400	35,856
Nikon Corp.	11,400	216,497
Nintendo Co. Ltd.	2,888	1,120,434
Nippo Corp.	1,000	20,881
Nippon Accommodations Fund, Inc.	18	69,764
Nippon Building Fund, Inc.	39	188,298
Nippon Chemi-con Corp.	500	17,374
Nippon Densetsu Kogyo Co. Ltd.	600	13,022
Nippon Electric Glass Co. Ltd.	2,100	85,740
Nippon Express Co. Ltd.	1,966	124,748
Nippon Flour Mills Co. Ltd.	500	7,671
Nippon Gas Co. Ltd.	1,600	50,903
Nippon Kayaku Co. Ltd.	4,000	63,507
Nippon Light Metal Holding Co. Ltd.	15,100	44,445
Nippon Paint Holdings Co. Ltd.	4,797	169,232
Nippon Paper Industries Co. Ltd.	3,645	72,515
Nippon Prologis REIT, Inc.	44	92,515
Nippon REIT Investment Corp.	12	34,353
Nippon Seiki Co. Ltd.	1,000	23,173
Nippon Sheet Glass Co. Ltd. (a)	900	7,216
Nippon Shinyaku Co. Ltd.	1,000	70,868
Nippon Shokubai Co. Ltd.	900	67,888
Nippon Signal Co. Ltd.	200	2,207
Nippon Soda Co. Ltd.	1,000	6,256
Nippon Steel & Sumikin Bussan Corp.	100	5,521
Nippon Steel & Sumitomo Metal Corp.	20,295	486,582
Nippon Suisan Kaisha Co. Ltd.	8,100	49,560
Nippon Telegraph & Telephone Corp.	17,132	828,290
Nippon Yusen KK (a)	4,200	88,828
Nipro Corp.	4,338	63,244
Nishi-Nippon Financial Holdings, Inc.	1,900	22,170
Nishi-Nippon Railroad Co. Ltd.	1,000	26,733
Nishimatsu Construction Co. Ltd.	1,200	36,228
Nishimatsuya Chain Co. Ltd.	1,000	11,006
Nishio Rent All Co. Ltd.	100	3,492
Nissan Chemical Industries Co. Ltd.	3,800	141,738
Nissan Motor Co. Ltd.	60,448	587,879
Nissan Shatai Co. Ltd.	2,300	24,611
Nissha Co. Ltd.	800	25,734
Nisshin Oillio Group Ltd.	800	26,261
Nisshin Seifun Group, Inc.	7,800	137,081
Nisshin Steel Co. Ltd.	400	5,813
Nisshinbo Holdings, Inc.	4,100	49,231
Nissin Electric Co. Ltd.	400	4,896
Nissin Food Holdings Co. Ltd.	1,800	113,341
Nissin Kogyo Co. Ltd.	2,000	37,059
Nitori Holdings Co. Ltd.	2,000	290,663
Nitta Corp.	100	4,125
Nitto Boseki Co. Ltd.	1,200	40,331
Nitto Denko Corp.	4,542	422,350
Nitto Kogyo Corp.	500	8,570
NKSJ Holdings, Inc.	9,519	382,618
Noevir Holdings Co. Ltd.	600	36,187
NOF Corp.	2,000	57,801
Nojima Co. Ltd.	1,100	25,651
NOK Corp.	3,200	78,601
NOMURA Co. Ltd.	500	10,435
Nomura Holdings, Inc.	99,354	568,580
Nomura Real Estate Holdings, Inc.	3,100	68,233
Nomura Real Estate Master Fund, Inc.	117	146,337
Nomura Research Institute Ltd.	3,470	147,111
Noritz Corp.	1,500	27,561
North Pacific Bank Ltd.	5,300	17,839
NS Solutions Corp.	300	7,293
NSD Co. Ltd.	1,200	24,022
NSK Ltd.	11,900	171,342
NTN Corp.	13,000	63,145
NTT Data Corp.	15,400	179,360
NTT DOCOMO, Inc.	31,430	761,196
NTT Urban Development Co.	2,500	25,877
Obara Group, Inc.	100	5,785
Obayashi Corp.	16,600	217,349
OBIC Business Consultants Ltd.	100	4,942
OBIC Co. Ltd.	1,441	95,381
Odakyu Electric Railway Co. Ltd.	6,700	131,067
Ogaki Kyoritsu Bank Ltd.	800	22,838
Ohsho Food Service Corp.	100	4,181
Oiles Corp.	100	1,969
Oji Holdings Corp.	24,000	140,664
Okamoto Industries, Inc.	1,000	10,880
Okamura Corp.	800	8,975
Okasan Securities Group, Inc.	13,034	80,402
Oki Electric Industry Co. Ltd.	2,800	39,115
Okuma Corp.	1,000	61,468
Okumura Corp.	1,000	38,280
Olympus Corp.	7,200	267,946
OMRON Corp.	4,800	268,971
Ono Pharmaceutical Co. Ltd.	11,980	274,571
Onward Holdings Co. Ltd.	6,000	50,586
Open House Co. Ltd.	700	26,983
Optex Group Co. Ltd.	100	4,142
Oracle Corp. Japan	1,000	84,616
Orient Corp.	7,300	11,830
Oriental Land Co. Ltd.	5,334	426,631
ORIX Corp.	35,120	603,840
ORIX JREIT, Inc.	65	89,309
Osaka Gas Co. Ltd.	10,000	193,691
OSG Corp.	2,200	47,619
Otsuka Corp.	1,500	102,253
Otsuka Holdings Co. Ltd.	9,918	414,321
Outsourcing, Inc.	2,000	27,572
Pacific Industrial Co. Ltd.	200	2,601
Pacific Metals Co. Ltd. (a)	100	2,990
PALTAC Corp.	400	15,886
Panasonic Corp.	56,889	858,988
Paramount Bed Holdings Co. Ltd.	1,000	44,099
Park24 Co. Ltd.	3,240	74,894
Penta-Ocean Construction Co. Ltd.	10,400	68,802
PeptiDream, Inc. (a)	1,800	57,121
Pigeon Corp.	3,400	120,659
Pilot Corp.	1,600	80,896
Piolax, Inc.	300	8,300
Pioneer Corp. (a)	5,000	9,682
Plenus Co. Ltd.	100	2,037
Pola Orbis Holdings, Inc.	2,589	82,523
Premier Investment Corp.	17	15,004
Press Kogyo Co. Ltd.	500	2,812
Pressance Corp.	200	2,694
Prestige International, Inc.	800	8,630
Prima Meat Packers Ltd.	5,000	32,673
Raito Kogyo Co. Ltd.	200	2,043
Rakuten, Inc.	24,495	262,116
Recruit Holdings Co. Ltd.	28,454	697,625
Relia, Inc.	200	2,353
Relo Holdings Corp.	2,100	51,991
Renesas Electronics Corp. (a)	11,755	151,981
Rengo Co. Ltd.	2,500	16,372
Resona Holdings, Inc.	56,200	303,780
Resorttrust, Inc.	2,800	55,131
Ricoh Co. Ltd.	20,700	192,093
Ricoh Leasing Co. Ltd.	300	10,781
Ringer Hut Co. Ltd.	100	2,169
Rinnai Corp.	1,061	90,909
Riso Kagaku Corp.	100	1,917
ROHM Co. Ltd.	2,500	232,718
Rohto Pharmaceutical Co. Ltd.	2,800	64,631
Round One Corp.	2,100	27,138
Royal Holdings Co. Ltd.	100	2,585
Ryobi Ltd.	200	5,151
Ryohin Keikaku Co. Ltd.	583	171,983
Ryosan Co. Ltd.	200	8,118
Saizeriya Co. Ltd.	600	18,509
Sakai Moving Service Co. Ltd.	400	23,243
Sakata INX Corp.	1,600	30,856
Sakata Seed Corp.	700	21,166
San-A Co. Ltd.	300	13,805
San-Ai Oil Co. Ltd.	800	9,555
Sanden Holdings Corp. (a)	200	4,066
Sangetsu Corp.	1,000	18,404
Sanken Electric Co. Ltd.	1,000	6,288
Sanki Engineering Co. Ltd.	2,100	24,168
Sankyo Co. Ltd. (Gunma)	3,400	109,744
Sankyo Tateyama, Inc.	400	5,844
Sankyu, Inc.	1,200	49,612
Sanrio Co. Ltd.	900	14,905
Santen Pharmaceutical Co. Ltd.	9,660	153,500
Sanwa Holdings Corp.	5,800	72,734
Sanyo Chemical Industries Ltd.	100	5,252
Sanyo Special Steel Co. Ltd.	200	5,133
Sapporo Breweries Ltd.	1,200	38,026
Sato Holding Corp.	1,700	41,364
Sawai Pharmaceutical Co. Ltd.	500	28,360
SBI Holdings, Inc. Japan	9,200	145,191
Screen Holdings Co. Ltd.	1,500	117,568
SCSK Corp.	1,800	77,623
Secom Co. Ltd.	5,633	428,908
Sega Sammy Holdings, Inc.	5,919	83,324
Seibu Holdings, Inc.	3,700	66,148
Seikagaku Corp.	2,200	40,022
Seiko Epson Corp.	7,673	183,103
Seiko Holdings Corp.	200	4,993
Seino Holdings Co. Ltd.	4,100	59,817
Seiren Co. Ltd.	700	12,218
Sekisui Chemical Co. Ltd.	9,300	187,714
Sekisui House (REIT), Inc.	25	27,820
Sekisui House Ltd.	17,180	321,240
Sekisui House SI Residential Investment Corp.	30	29,459
Sekisui Jushi Corp.	100	2,233
SENKO Co. Ltd.	3,300	23,934
Senshu Ikeda Holdings, Inc.	26,390	101,892
Septeni Holdings Co. Ltd.	1,000	2,817
Seria Co. Ltd.	800	45,523
Seven & i Holdings Co. Ltd.	19,029	766,954
Seven Bank Ltd.	16,000	59,173
Sharp Corp. (a)	3,600	114,523
Shibuya Corp.	200	7,678
Shiga Bank Ltd.	5,000	28,703
Shikoku Electric Power Co., Inc.	4,500	58,883
Shima Seiki Manufacturing Ltd.	600	33,738
Shimachu Co. Ltd.	500	14,082
Shimadzu Corp.	6,400	133,070
Shimamura Co. Ltd.	600	66,845
SHIMANO, Inc.	1,865	255,209
SHIMIZU Corp.	14,900	175,379
Shin-Etsu Chemical Co. Ltd.	9,935	1,047,757
Shinko Electric Industries Co. Ltd.	1,800	13,871
Shinmaywa Industries Ltd.	1,000	9,839
Shinsei Bank Ltd.	4,500	75,941
Shionogi & Co. Ltd.	7,700	414,546
Ship Healthcare Holdings, Inc.	800	25,018
Shiseido Co. Ltd.	9,955	410,620
Shizuoka Bank Ltd.	15,000	145,974
Shizuoka Gas Co. Ltd.	300	2,344
SHO-BOND Holdings Co. Ltd.	400	24,615
Shochiku Co. Ltd.	100	14,888
Showa Corp.	500	6,554
Showa Denko K.K.	3,182	106,619
Showa Sangyo Co. Ltd.	200	5,216
Showa Shell Sekiyu K.K.	6,000	70,783
Siix Corp.	700	29,802
Sintokogio Ltd.	600	6,983
SKY Perfect JSAT Holdings, Inc.	3,000	13,910
Skylark Co. Ltd.	1,700	25,427
SMC Corp.	1,467	561,216
SMS Co., Ltd.	1,100	33,137
Sodick Co. Ltd.	600	8,303
SoftBank Corp.	21,101	1,870,017
Sohgo Security Services Co., Ltd.	1,800	86,720
Sojitz Corp.	49,100	148,185
Sony Corp.	32,805	1,372,387
Sony Financial Holdings, Inc.	4,500	74,761
Sosei Group Corp. (a)	528	48,450
Sotetsu Holdings, Inc.	2,200	56,760
Square Enix Holdings Co. Ltd.	2,800	112,911
St. Marc Holdings Co. Ltd.	100	3,022
Stanley Electric Co. Ltd.	3,339	123,257
Star Micronics Co. Ltd.	200	3,526
Start Today Co. Ltd.	4,700	128,731
Starts Corp., Inc.	500	13,561
Subaru Corp.	16,125	557,104
Sugi Holdings Co. Ltd.	1,100	55,827
Sumco Corp.	5,500	121,146
Sumitomo Bakelite Co. Ltd.	3,000	24,397
Sumitomo Chemical Co. Ltd.	40,000	281,114
Sumitomo Corp.	29,600	428,138
Sumitomo Electric Industries Ltd.	18,900	321,779
Sumitomo Forestry Co. Ltd.	6,123	103,112
Sumitomo Heavy Industries Ltd.	3,147	132,220
Sumitomo Metal Mining Co. Ltd.	7,100	280,106
Sumitomo Mitsui Construction Co. Ltd.	3,060	18,851
Sumitomo Mitsui Financial Group, Inc.	34,233	1,371,468
Sumitomo Mitsui Trust Holdings, Inc.	8,600	339,441
Sumitomo Osaka Cement Co. Ltd.	14,036	64,281
Sumitomo Realty & Development Co. Ltd.	8,787	294,296
Sumitomo Riko Co. Ltd.	500	4,856
Sumitomo Rubber Industries Ltd.	7,900	150,003
Sumitomo Seika Chemicals Co. Ltd.	100	5,313
Sundrug Co. Ltd.	2,741	119,284
Suntory Beverage & Food Ltd.	4,300	197,853
Suzuken Co. Ltd.	2,200	79,305
Suzuki Motor Corp.	9,040	495,150
Sysmex Corp.	3,800	260,071
T&D Holdings, Inc.	13,400	209,049
Tachi-S Co. Ltd.	1,100	20,662
Tadano Ltd.	3,500	53,342
Taiheiyo Cement Corp.	2,991	119,547
Taikisha Ltd.	1,100	32,036
Taisei Corp.	5,200	288,116
Taisho Pharmaceutical Holdings Co. Ltd.	600	45,694
Taiyo Holdings Co. Ltd.	500	24,026
Taiyo Nippon Sanso Corp.	3,900	46,828
Taiyo Yuden Co. Ltd.	3,100	54,124
Takara Bio, Inc.	700	9,314
Takara Holdings, Inc.	8,669	84,800
Takara Leben Co. Ltd.	300	1,379
Takara Standard Co. Ltd.	1,200	20,517
Takasago International Corp.	100	3,479
Takasago Thermal Engineering Co. Ltd.	500	8,804
Takashimaya Co. Ltd.	14,000	128,813
Takeda Pharmaceutical Co. Ltd.	18,921	1,066,859
Takeuchi Manufacturing Co. Ltd.	1,300	27,538
Takuma Co. Ltd.	3,000	36,906
Tamron Co. Ltd.	300	6,263
TDK Corp.	3,781	290,529
TechnoPro Holdings, Inc.	900	41,264
TECMO KOEI HOLDINGS CO., LTD.	400	7,943
Teijin Ltd.	7,600	160,856
Tekken Corp.	100	3,354
Temp Holdings Co., Ltd.	3,600	89,264
Terumo Corp.	8,000	333,362
The Aichi Bank Ltd.	100	6,162
The Aomori Bank Ltd.	1,000	32,245
The Awa Bank Ltd.	3,000	20,351
The Bank of Iwate Ltd.	100	4,119
The Bank of Okinawa Ltd.	500	20,398
The Bank of Saga Ltd.	300	7,496
The Chugoku Bank Ltd.	3,200	45,870
The Chukyo Bank Ltd.	1,400	28,537
The Daishi Bank Ltd., Niigata	1,792	87,753
The Eighteenth Bank Ltd.	1,000	2,694
The Hachijuni Bank Ltd.	12,800	80,160
The Hokkoku Bank Ltd.	500	22,890
The Hokuetsu Bank Ltd.	100	2,422
The Hyakugo Bank Ltd.	7,000	32,865
The Keiyo Bank Ltd.	6,000	29,404
The Kiyo Bank Ltd.	1,800	30,959
The Miyazaki Bank Ltd.	100	3,601
The Musashino Bank Ltd.	900	29,246
The Nanto Bank Ltd.	500	14,106
The Oita Bank Ltd.	1,000	40,484
The Okinawa Electric Power Co., Inc.	1,430	32,672
The Pack Corp.	300	10,424
The San-In Godo Bank Ltd.	4,500	41,385
The Shikoku Bank Ltd.	200	3,124
The Sumitomo Warehouse Co. Ltd.	1,000	6,864
The Suruga Bank Ltd.	3,900	88,798
The Tochigi Bank Ltd.	400	1,823
The Toho Bank Ltd.	9,000	34,741
The Towa Bank Ltd.	1,400	14,866
The Yamagata Bank Ltd.	200	4,710
The Yamanashi Chuo Bank Ltd.	1,000	4,454
THK Co. Ltd.	3,400	124,019
TKC Corp.	100	3,148
Toagosei Co. Ltd.	1,600	20,751
Tobu Railway Co. Ltd.	5,800	170,154
Toc Co. Ltd.	2,400	21,600
Toda Corp.	11,000	89,619
Toei Co. Ltd.	100	10,849
Toho Co. Ltd.	3,200	106,020
Toho Gas Co. Ltd.	2,400	67,101
Toho Holdings Co. Ltd.	1,200	23,588
Toho Zinc Co. Ltd.	100	4,871
Tohoku Electric Power Co., Inc.	15,600	204,654
Tokai Carbon Co. Ltd.	4,800	47,966
TOKAI Holdings Corp.	3,000	23,987
Tokai Rika Co. Ltd.	2,100	44,201
Tokai Tokyo Financial Holdings	3,400	22,258
Token Corp.	200	24,117
Tokio Marine Holdings, Inc.	17,593	758,385
Tokushu Tokai Paper Co. Ltd.	400	16,130
Tokuyama Corp.	2,035	57,747
Tokyo Broadcasting System Holding	700	14,254
Tokyo Century Corp.	700	30,534
Tokyo Dome Corp.	800	7,512
Tokyo Electric Power Co., Inc. (a)	35,028	143,777
Tokyo Electron Ltd.	4,123	725,977
Tokyo Gas Co. Ltd.	9,435	235,362
Tokyo Ohka Kogyo Co. Ltd.	600	21,942
Tokyo Seimitsu Co. Ltd.	700	27,828
Tokyo Steel Manufacturing Co. Ltd.	1,500	12,956
Tokyo Tatemono Co. Ltd.	5,000	70,142
Tokyo TY Financial Group, Inc.	1,500	40,505
Tokyotokeiba Co. Ltd.	100	3,043
Tokyu Construction Co. Ltd.	2,500	22,017
Tokyu Corp.	13,400	202,703
Tokyu Fudosan Holdings Corp.	19,300	126,533
Tokyu REIT, Inc.	19	22,295
TOMONY Holdings, Inc.	3,900	18,783
Tomy Co. Ltd.	2,500	40,448
Topcon Corp.	3,760	79,500
Toppan Forms Co. Ltd.	300	3,104
Toppan Printing Co. Ltd.	16,000	162,780
Topre Corp.	300	8,834
Topy Industries Ltd.	100	3,417
Toray Industries, Inc.	40,300	407,902
TORIDOLL Holdings Corp.	800	25,690
Toshiba Corp. (a)	105,527	305,086
Toshiba Machine Co. Ltd.	1,000	6,209
Toshiba Plant Systems & Services Corp.	400	6,900
Toshiba Tec Corp.	1,000	5,832
Tosho Co. Ltd.	200	5,524
Tosoh Corp.	7,100	153,223
Totetsu Kogyo Co. Ltd.	400	13,395
Toto Ltd.	3,300	161,614
Towa Pharmaceutical Co. Ltd.	100	5,172
Toyo Engineering Corp.	200	2,391
Toyo Ink South Carolina Holdings Co. Ltd.	18,749	110,417
Toyo Seikan Group Holdings Ltd.	3,800	67,214
Toyo Suisan Kaisha Ltd.	2,836	109,101
Toyo Tire & Rubber Co. Ltd.	2,700	61,092
Toyobo Co. Ltd.	3,200	61,640
Toyoda Gosei Co. Ltd.	1,300	31,788
Toyota Boshoku Corp.	1,800	36,248
Toyota Industries Corp.	4,000	246,206
Toyota Motor Corp.	66,092	4,099,428
Toyota Tsusho Corp.	5,649	205,457
TPR Co. Ltd.	1,200	42,423
Trancom Co. Ltd.	100	6,076
Trans Cosmos, Inc.	300	6,996
Trend Micro, Inc.	3,200	171,596
Trusco Nakayama Corp.	600	15,351
TS tech Co. Ltd.	1,600	57,302
TSI Holdings Co. Ltd.	300	2,514
Tsubaki Nakashima Co. Ltd.	300	6,918
Tsubakimoto Chain Co.	6,000	51,707
Tsukui Corp.	600	4,317
Tsumura & Co.	2,084	77,455
Tsuruha Holdings, Inc.	900	111,584
TV Asahi Corp.	100	2,014
Uacj Corp.	400	11,795
Ube Industries Ltd.	4,400	135,168
Ulvac, Inc.	1,159	82,108
Unicharm Corp.	10,100	229,833
Unipres Corp.	1,800	48,600
United Arrows Ltd.	400	14,992
United Super Markets Holdings, Inc.	2,500	23,339
United Urban Investment Corp.	75	107,896
Unitika Ltd. (a)	300	2,648
Universal Entertainment Corp.	300	9,773
Unizo Holdings Co. Ltd.	100	2,660
Ushio, Inc.	3,100	43,030
USS Co. Ltd.	8,500	171,826
V Technology Co. Ltd.	100	17,500
Valor Holdings Co. Ltd.	400	9,097
Vector, Inc.	900	11,900
VT Holdings Co. Ltd.	400	2,177
W-Scope Corp.	800	15,047
Wacoal Holdings Corp.	2,000	57,166
Wacom Co. Ltd.	4,200	20,531
Welcia Holdings Co. Ltd.	1,100	41,747
West Japan Railway Co.	4,456	314,219
Xebio Holdings Co. Ltd.	500	9,572
Yahoo! Japan Corp.	36,265	162,136
Yakult Honsha Co. Ltd.	2,100	173,624
YAMABIKO Corp.	200	2,722
Yamada Denki Co. Ltd.	21,110	112,288
Yamaguchi Financial Group, Inc.	4,000	48,453
Yamaha Corp.	4,000	157,167
Yamaha Motor Co. Ltd.	6,807	204,296
Yamato Holdings Co. Ltd.	9,200	188,101
Yamato Kogyo Co. Ltd.	800	21,399
Yamazaki Baking Co. Ltd.	2,900	52,200
Yamazen Co. Ltd.	300	3,430
Yaoko Co. Ltd.	400	19,633
Yaskawa Electric Corp.	6,800	243,649
Yodogawa Steel Works Ltd.	900	26,361
Yokogawa Bridge Holdings Corp.	200	4,265
Yokogawa Electric Corp.	5,912	112,306
Yokohama Reito Co. Ltd.	800	7,609
Yokohama Rubber Co. Ltd.	3,000	67,446
Yondoshi Holdings, Inc.	100	2,751
YONEX Co. Ltd.	400	2,916
Yoshinoya Holdings Co. Ltd.	2,300	38,255
Yuasa Trading Co. Ltd.	400	14,747
Zenkoku Hosho Co. Ltd.	1,000	41,089
Zenrin Co. Ltd.	700	22,243
Zensho Holdings Co. Ltd.	6,300	116,770
Zeon Corp.	6,000	79,882
ZERIA Pharmaceutical Co. Ltd.	200	3,505
Zojirushi Thermos	600	5,415

TOTAL JAPAN		110,060,726

Korea (South) - 3.5%
Advanced Process Systems Corp.	72	2,473
AhnLab, Inc.	84	3,756
AMOREPACIFIC Corp.	639	179,454
AMOREPACIFIC Group, Inc.	794	101,905
Asiana Airlines, Inc. (a)	685	2,834
BEP International Holdings Ltd. (a)	55	429
BGFretail Co. Ltd. (d)	468	33,109
BS Financial Group, Inc.	6,620	58,853
Bukwang Pharmaceutical Co. Ltd.	208	4,121
Celltrion, Inc.	1,972	305,300
CHA Biotech Co. Ltd. (a)	292	3,421
Cheil Industries, Inc.	2,080	275,327
Cheil Worldwide, Inc.	1,563	29,077
Chong Kun Dang Pharmaceutical Corp.	156	15,696
CJ CGV Co. Ltd.	141	8,777
CJ CheilJedang Corp.	361	118,171
CJ Corp.	724	120,765
CJ E&M Corp.	481	36,352
CJ O Shopping Co. Ltd.	33	5,838
Com2uS Corp.	220	26,248
Cosmax, Inc.	101	12,556
Coway Co. Ltd.	1,192	103,732
Daelim Industrial Co.	1,814	135,309
Daesang Corp.	710	15,113
Daewoo Engineering & Construction Co. Ltd. (a)	8,142	53,523
Daou Technology, Inc.	69	1,132
DGB Financial Group Co. Ltd.	4,375	40,890
DIO Corp. (a)	21	637
Dong Suh Companies, Inc.	448	11,019
Dong-A Socio Holdings Co. Ltd.	6	655
Dongbu HiTek Co. Ltd. (a)	1,070	13,685
Dongbu Insurance Co. Ltd.	1,585	99,941
Dongkuk Steel Mill Co. Ltd.	3,645	35,371
Dongwon Industries Co.	9	2,298
Doosan Bobcat, Inc.	975	31,611
Doosan Heavy Industries & Construction Co. Ltd.	666	10,424
Doosan Infracore Co. Ltd. (a)	1,963	16,258
DOUBLEUGAMES Co. Ltd.	331	15,187
DuzonBizon Co. Ltd.	136	3,892
E-Mart Co. Ltd.	596	119,404
EO Technics Co. Ltd.	146	11,870
Fila Korea Ltd.	250	15,137
Foosung Co. Ltd. (a)	328	2,620
GemVax & Kael Co. Ltd. (a)	176	1,913
Genexine Co. Ltd. (a)	65	2,488
Grand Korea Leisure Co. Ltd.	182	4,558
Green Cross Corp.	278	52,463
Green Cross Holdings Corp.	407	13,778
GS Engineering & Construction Corp. (a)	720	16,743
GS Holdings Corp.	1,825	108,055
GS Retail Co. Ltd.	408	12,188
Halla Holdings Corp.	157	9,506
Hana Financial Group, Inc.	7,852	336,738
Hana Tour Service, Inc.	179	15,977
Handsome Co. Ltd.	125	3,354
Hanjin Kal Corp. (a)	744	14,373
Hankook Tire Co. Ltd.	2,053	99,153
Hankook Tire Worldwide Co. Ltd.	144	2,589
Hanmi Pharm Co. Ltd.	147	60,938
Hanmi Science Co. Ltd.	337	27,669
Hanon Systems	6,645	77,261
Hansae Co. Ltd.	90	2,097
Hansol Chemical Co. Ltd.	46	3,036
Hanssem Co. Ltd.	376	57,337
Hanwha Chemical Corp.	3,412	92,922
Hanwha Corp.	1,560	62,297
Hanwha Life Insurance Co. Ltd.	14,410	102,073
Hanwha Techwin Co. Ltd. (a)	1,726	59,278
Hite Jinro Co. Ltd.	2,113	50,269
HLB, Inc. (a)	873	19,481
Homecast Co. Ltd. (a)	104	1,256
Hotel Shilla Co.	790	55,324
Huchems Fine Chemical Corp.	136	2,865
HUGEL, Inc. (a)	80	30,695
Hyosung Corp.	729	87,695
Hyundai Construction Equipment Co. Ltd.	81	27,094
Hyundai Construction Equipment Co. Ltd. rights 11/7/17	6	534
Hyundai Department Store Co. Ltd.	262	21,441
Hyundai Electric & Energy System Co. Ltd.	21	4,433
Hyundai Electric & Energy System Co. Ltd. rights 11/10/17	6	268
Hyundai Elevator Co. Ltd.	72	3,529
Hyundai Engineering & Construction Co. Ltd.	2,598	87,948
Hyundai Fire & Marine Insurance Co. Ltd.	2,065	83,757
Hyundai Glovis Co. Ltd.	370	49,969
Hyundai Greenfood Co. Ltd.	1,111	15,899
Hyundai Heavy Industries Co. Ltd. (a)	1,130	158,167
Hyundai Home Shopping Network Corp.	100	10,911
Hyundai Industrial Development & Construction Co.	2,332	83,637
Hyundai Mipo Dockyard Co. Ltd. (a)	510	49,491
Hyundai Mobis	1,722	410,444
Hyundai Motor Co.	3,803	547,615
Hyundai Robotics Co. Ltd.	284	114,683
Hyundai Rotem Co. Ltd. (a)	47	824
Hyundai Steel Co.	1,699	87,374
Hyundai Wia Corp.	236	13,614
Iljin Materials Co. Ltd.	437	12,605
Illinois-Yang Pharmaceutical Co. Ltd.	24	747
Industrial Bank of Korea	11,020	151,291
INNOCEAN Worldwide, Inc.	16	1,099
iNtRON Biotechnology, Inc. (a)	22	630
IS Dongseo Co. Ltd.	24	742
JB Financial Group Co. Ltd.	368	1,939
Jeil Pharma Holdings, Inc.	18	644
Jeil Pharmaceutical Co. Ltd.	43	2,431
Jenax, Inc. (a)	56	1,402
JW Holdings Corp.	116	835
JW Pharmaceutical Corp.	100	3,725
Kakao Corp.	1,059	136,390
Kangwon Land, Inc.	4,549	139,551
KB Financial Group, Inc.	12,083	633,028
KC Tech Co. Ltd. (d)	652	13,995
KCC Corp.	139	48,484
KEPCO Plant Service & Engineering Co. Ltd.	257	9,493
Kia Motors Corp.	7,461	236,224
Kiwoom Securities Co. Ltd.	74	4,745
Koh Young Technology, Inc.	76	5,220
Kolon Industries, Inc.	569	38,524
Kolon Life Science, Inc.	117	16,052
Komipharm International Co. Ltd. (a)	479	17,179
Korea Aerospace Industries Ltd.	1,877	95,353
Korea Electric Power Corp.	6,810	239,238
Korea Electric Terminal Co. Ltd.	40	2,504
Korea Express Co. Ltd. (a)	197	27,662
Korea Gas Corp. (a)	700	25,575
Korea Investment Holdings Co. Ltd.	1,599	90,526
Korea Kolmar Co. Ltd.	356	26,364
Korea Petro Chemical Industries Co. Ltd.	31	6,931
Korea Real Estate Investment Trust Co.	960	2,851
Korea Zinc Co. Ltd.	408	186,833
Korean Air Lines Co. Ltd. (a)	1,186	33,572
Korean Reinsurance Co.	3,067	30,722
KT Corp.	90	2,367
KT Corp. sponsored ADR	640	9,210
KT Skylife Co. Ltd.	136	1,691
KT&G Corp.	3,999	379,123
Kumho Petro Chemical Co. Ltd.	424	26,318
Kumho Tire Co., Inc. (a)	1,096	6,421
Kwangju Bank Co. Ltd.	223	2,353
LG Chemical Ltd.	1,023	369,184
LG Corp.	2,896	222,751
LG Display Co. Ltd.	7,590	198,960
LG Electronics, Inc.	2,598	211,448
LG Fashion Corp.	209	4,823
LG Hausys Ltd.	145	11,788
LG Home Shopping, Inc.	38	7,144
LG Household & Health Care Ltd.	191	201,063
LG Innotek Co. Ltd.	275	42,304
LG International Corp.	169	4,391
Loen Entertainment, Inc.	14	1,334
Lotte Chemical Corp.	456	150,696
Lotte Chilsung Beverage Co. Ltd.	16	19,791
Lotte Confectionery Co. Ltd. (a)	23	3,826
Lotte Confectionery Co. Ltd.	623	41,511
Lotte Fine Chemical Co. Ltd.	386	13,896
LOTTE Hi-Mart Co. Ltd.	97	6,429
Lotte Samkang Co. Ltd.	1	536
Lotte Shopping Co. Ltd.	213	42,863
LS Cable Ltd.	392	27,697
LS Industrial Systems Ltd.	338	18,108
Mando Corp.	151	44,094
Medipost Co. Ltd. (a)	320	27,933
Medy-Tox, Inc.	157	59,467
Meritz Financial Holdings Co.	497	7,245
Meritz Fire & Marine Insurance Co. Ltd.	1,224	28,134
Meritz Securities Co. Ltd.	22,604	90,065
Mirae Asset Daewoo Co. Ltd.	8,409	76,337
Mirae Asset Life Insurance Co. Ltd.	883	4,628
NAVER Corp.	697	557,306
NCSOFT Corp.	518	197,593
Netmarble Games Corp.	551	85,748
Nexen Corp.	3,437	25,053
Nexen Tire Corp.	309	3,551
NHN Entertainment Corp. (a)	450	27,610
Nong Shim Co. Ltd.	55	17,094
Oci Co. Ltd.	399	40,325
Orion Corp./Republic of Korea	792	75,085
Orion Holdings Corp.	184	4,238
Osstem Implant Co. Ltd. (a)	126	8,103
Ottogi Corp.	19	12,898
Paradise Co. Ltd.	634	11,397
Partron Co. Ltd.	892	6,973
Poongsan Corp.	175	7,677
POSCO	2,117	618,322
Posco Daewoo Corp.	1,030	17,872
S&T Motiv Co. Ltd.	21	856
S-Oil Corp.	1,271	146,074
S.M. Entertainment Co. Ltd. (a)	126	3,747
S1 Corp.	277	22,693
Samlip General Food Co. Ltd.	19	2,337
Samsung Biologics Co. Ltd.	439	150,771
Samsung Card Co. Ltd.	273	8,949
Samsung Electro-Mechanics Co. Ltd.	1,337	124,362
Samsung Electronics Co. Ltd.	2,492	6,138,118
Samsung Engineering Co. Ltd. (a)	1,971	21,507
Samsung Fire & Marine Insurance Co. Ltd.	815	198,996
Samsung Heavy Industries Co. Ltd. (a)	7,498	79,132
Samsung Life Insurance Co. Ltd.	1,704	205,744
Samsung SDI Co. Ltd.	1,344	247,622
Samsung SDS Co. Ltd.	1,129	209,020
Samsung Securities Co. Ltd.	1,786	56,866
Samyang Holdings Corp.	20	1,617
Sebang Global Battery Co. Ltd.	44	1,332
Seegene, Inc. (a)	124	3,155
Seoul Semiconductor Co. Ltd.	380	9,329
SFA Engineering Corp.	764	27,845
Shinhan Financial Group Co. Ltd.	11,256	506,621
Shinsegae Co. Ltd.	122	24,987
SillaJen, Inc.	1,938	116,999
SK C&C Co. Ltd.	814	210,764
SK Chemicals Co. Ltd.	1,168	77,199
SK Energy Co. Ltd.	1,616	296,291
SK Gas Co. Ltd.	28	2,344
SK Hynix, Inc.	15,457	1,136,371
SK Materials Co., Ltd.	159	26,664
SK Networks Co. Ltd.	2,149	12,781
SK Securities Co. Ltd. (a)	9,793	10,905
SK Telecom Co. Ltd.	692	163,698
SKC Co. Ltd.	1,350	47,995
Soulbrain Co. Ltd.	328	20,183
Ssangyong Cement Industrial Co. Ltd.	142	2,057
STX Pan Ocean Co. Ltd. (Korea) (a)	6,095	28,674
Taekwang Industrial Co. Ltd.	2	2,041
Tong Yang Life Insurance Co. Ltd.	381	3,019
Tongyang, Inc.	451	787
Toptec Co. Ltd.	860	21,652
Vieworks Co. Ltd.	36	1,227
ViroMed Co. Ltd. (a)	433	57,393
WONIK IPS Co. Ltd. (a)	486	15,757
Woori Bank	12,877	188,878
Woori Investment & Securities Co. Ltd.	2,549	32,031
Youngone Corp.	229	7,046
Yuhan Corp.	244	44,519
YUNGJIN Pharmaceutical Co. Ltd. (a)	1,256	9,987

TOTAL KOREA (SOUTH)		22,398,993

Luxembourg - 0.3%
ADO Properties SA	722	35,500
Aperam	1,000	53,799
ArcelorMittal SA (Netherlands) (a)	17,468	500,856
B&M European Value Retail S.A.	18,712	98,738
Eurofins Scientific SA	306	191,410
Grand City Properties SA	5,522	118,354
Millicom International Cellular SA (depository receipt)	1,870	119,616
RTL Group SA	808	59,945
SAF-Holland SA	689	13,648
Senvion SA (a)	939	12,529
SES SA (France) (depositary receipt)	9,975	162,207
Subsea 7 SA	6,224	104,622
Tenaris SA	11,524	157,318

TOTAL LUXEMBOURG		1,628,542

Malaysia - 0.5%
AEON Credit Service Bhd	450	1,478
AirAsia Bhd	43,900	34,647
Alliance Bank Malaysia Bhd	40,000	34,877
AMMB Holdings Bhd	63,200	63,917
Astro Malaysia Holdings Bhd	24,500	16,268
Axiata Group Bhd	58,877	74,987
Berjaya Sports Toto Bhd	6,300	3,588
British American Tobacco (Malaysia) Bhd	3,400	31,493
Bumi Armada Bhd (a)	5,300	914
Bumiputra-Commerce Holdings Bhd	110,596	160,458
Bursa Malaysia Bhd	16,800	39,658
Cahya Mata Sarawak Bhd	36,300	31,737
CapitaLand Malaysia Mall Trust	4,400	1,539
Carlsberg Brewery BHD	6,000	22,599
Dialog Group Bhd	42,600	22,750
DiGi.com Bhd	103,800	122,637
Felda Global Ventures Holdings Bhd	10,500	4,739
Gamuda Bhd	78,400	97,259
Genting Bhd	65,100	139,214
Genting Malaysia Bhd	72,700	86,409
Genting Plantations Bhd	5,700	14,385
Hap Seng Consolidated Bhd	6,200	13,595
Hartalega Holdings Bhd	10,400	18,726
Hong Leong Bank Bhd	27,300	102,827
Hong Leong Credit Bhd	7,900	31,174
IGB (REIT)	19,600	7,642
IHH Healthcare Bhd	41,200	54,907
IJM Corp. Bhd	125,600	94,675
Inari Amertron Bhd	48,300	32,071
IOI Corp. Bhd	78,900	83,151
IOI Properties Group Bhd	15,875	7,465
Kossan Rubber Industries Bhd	14,900	25,420
KPJ Healthcare Bhd	198,000	47,722
Kuala Lumpur Kepong Bhd	9,400	54,641
Lafarge Malaysia Bhd	17,400	28,616
Mah Sing Group Bhd	78,600	28,602
Malayan Banking Bhd	85,834	187,610
Malaysia Airports Holdings Bhd	33,800	66,130
Malaysia Building Society Bhd	10,158	2,664
Maxis Bhd	78,000	109,664
MISC Bhd	31,100	51,074
My E.G.Services Bhd	30,250	15,654
Osk Holdings Bhd	2,500	933
Petronas Chemicals Group Bhd	60,500	105,360
Petronas Dagangan Bhd	6,200	35,102
Petronas Gas Bhd	17,800	75,877
POS Malaysia & Services Holding BHD	2,300	2,984
PPB Group Bhd	16,700	66,216
Public Bank Bhd	72,200	349,058
QL Resources Bhd	17,550	16,132
RHB Capital Bhd	8,700	10,443
SapuraKencana Petroleum Bhd	144,500	54,631
Sime Darby Bhd	77,089	167,585
Sunway (REIT)	5,900	2,398
Sunway Bhd	66,320	27,111
Sunway Bhd warrants 10/3/24 (a)	696	105
Telekom Malaysia Bhd	32,300	48,465
Tenaga Nasional Bhd	82,600	292,769
TIME dotCom Bhd	14,400	31,236
Top Glove Corp. Bhd	25,800	39,017
UEM Land Holdings Bhd (a)	9,900	2,597
UMW Holdings Bhd	6,700	8,296
UMW Oil & Gas Corp. Bhd (a)	26,254	1,985
UMW Oil & Gas Corp. Bhd warrants 9/30/24	4,836	211
UOA Development Bhd	4,000	2,410
Westports Holdings Bhd	15,700	13,763
Yinson Holdings Bhd	23,500	21,990
YTL Corp. Bhd	134,334	40,313
YTL Power International Bhd	60,588	18,612

TOTAL MALAYSIA		3,505,182

Malta - 0.0%
Brait SA	8,117	30,370
Kindred Group PLC (depositary receipt)	4,032	51,486

TOTAL MALTA		81,856

Marshall Islands - 0.0%
Seaspan Corp. (b)	665	4,655
Mauritius - 0.0%
Golden Agri-Resources Ltd.	246,700	71,489
Mexico - 0.7%
Alfa SA de CV Series A	83,300	87,029
Alsea S.A.B. de CV	15,211	46,113
America Movil S.A.B. de CV Series L	857,296	739,613
Banregio Grupo Financiero S.A.B. de CV	3,100	16,491
Bolsa Mexicana de Valores S.A.B. de CV	3,500	5,844
CEMEX S.A.B. de CV unit	417,732	339,472
Coca-Cola FEMSA S.A.B. de CV Series L	16,400	110,786
Compartamos S.A.B. de CV	12,300	12,459
Concentradora Fibra Danhos SA de CV	1,300	2,202
Concentradora Fibra Hotelera Mexicana SA de CV	47,600	31,879
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	22,411
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	22,000	22,423
Corporacion Inmobiliaria Vesta S.A.B. de CV	8,100	10,055
Credito Real S.A.B. de CV	13,100	21,005
El Puerto de Liverpool S.A.B. de CV Class C	5,300	36,104
Embotelladoras Arca S.A.B. de CV	9,200	58,549
Fibra Uno Administracion SA de CV	71,135	111,943
Fomento Economico Mexicano S.A.B. de CV unit	51,991	453,883
Genomma Lab Internacional SA de CV (a)	18,100	21,119
Gruma S.A.B. de CV Series B	6,540	85,667
Grupo Aeromexico S.A.B. de CV (a)	17,486	27,727
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	9,196	87,217
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	7,125	127,071
Grupo Aeroportuario Norte S.A.B. de CV	6,100	30,780
Grupo Bimbo S.A.B. de CV Series A	37,277	86,175
Grupo Carso SA de CV Series A1	10,227	33,169
Grupo Comercial Chedraui S.A.B. de CV	3,100	6,026
Grupo Financiero Banorte S.A.B. de CV Series O	69,539	412,698
Grupo Financiero Inbursa S.A.B. de CV Series O	53,300	91,605
Grupo Financiero Interacciones SA de CV	500	2,293
Grupo Financiero Santander Mexico S.A.B. de CV	45,900	77,307
Grupo Herdez S.A.B. de CV	800	1,712
Grupo Lala S.A.B. de CV	21,000	32,434
Grupo Mexico SA de CV Series B	93,617	304,411
Grupo Televisa SA de CV	60,170	263,412
Hoteles City Express S.A.B. de CV (a)	1,700	2,077
Industrias Bachoco SA de CV Series B	2,600	12,768
Industrias CH SA de CV (a)	2,000	7,958
Industrias Penoles SA de CV	3,670	85,317
Infraestructura Energetica Nova S.A.B. de CV	11,433	58,376
Kimberly-Clark de Mexico SA de CV Series A	41,867	72,087
Macquarie Mexican (REIT)	28,400	34,071
Mexichem S.A.B. de CV	26,328	67,785
Minera Frisco S.A.B. de CV (a)	4,100	2,410
Prologis Property Mexico SA	1,900	3,718
Promotora y Operadora de Infraestructura S.A.B. de CV	6,440	61,156
Qualitas Controladora S.A.B. de CV	2,300	3,807
Telesites S.A.B. de C.V. (a)	40,900	30,208
Terrafina	48,800	75,115
Unifin Financiera SAPI de CV	2,000	6,810
Wal-Mart de Mexico SA de CV Series V	135,730	303,294

TOTAL MEXICO		4,646,041

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	80,000	97,726
Netherlands - 3.0%
Aalberts Industries NV	2,036	100,427
ABN AMRO Group NV GDR	11,337	350,155
Accell Group NV	348	10,629
AEGON NV	44,661	263,672
AerCap Holdings NV (a)	4,942	260,147
Airbus Group NV	14,879	1,526,810
Akzo Nobel NV	6,269	567,692
Altice NV:
Class A (a)	13,145	247,977
Class B (a)	3,352	63,215
AMG Advanced Metallurgical Group NV	399	19,109
Arcadis NV	1,962	45,366
ASM International NV (Netherlands)	1,371	91,860
ASML Holding NV (Netherlands)	9,515	1,716,786
ASR Nederland NV	3,404	139,573
Basic-Fit NV (a)	1,253	28,775
BE Semiconductor Industries NV	996	78,255
BinckBank NV	316	1,610
Brunel International NV	60	1,020
CNH Industrial NV	27,244	348,135
COSMO Pharmaceuticals NV	204	29,547
CSM NV (exchangeable)	1,625	54,307
Eurocommercial (Certificaten Van Aandelen) unit	1,187	49,431
Euronext NV	1,524	90,555
EXOR NV	3,215	206,162
Ferrari NV	3,203	383,921
Fiat Chrysler Automobiles NV	27,962	483,362
Flow Traders BV	1,007	25,044
Fugro NV (Certificaten Van Aandelen) (a)	3,080	39,698
Gemalto NV	1,810	71,643
Heineken Holding NV	2,799	259,855
Heineken NV (Bearer)	5,669	552,452
IMCD Group BV	1,851	116,431
ING Groep NV (Certificaten Van Aandelen)	96,578	1,784,712
Intertrust NV	2,040	31,367
Interxion Holding N.V. (a)	2,425	129,471
Kendrion NV	921	40,306
Koninklijke Ahold Delhaize NV	33,837	636,750
Koninklijke BAM Groep NV	9,121	51,529
Koninklijke Boskalis Westminster NV	3,012	107,712
Koninklijke DSM NV	4,535	386,897
Koninklijke KPN NV	86,925	299,098
Koninklijke Philips Electronics NV	23,968	976,767
Koninklijke Wessanen NV	1,072	20,360
NN Group NV	7,781	325,931
Nsi NV	159	6,030
NXP Semiconductors NV (a)	8,849	1,035,775
OCI NV (a)	2,113	50,125
Philips Lighting NV	2,306	87,367
PostNL NV	9,444	40,274
QIAGEN NV (Germany)	5,544	187,764
Randstad Holding NV	2,905	178,737
Refresco Group NV	1,213	28,047
RELX NV	25,223	569,698
RHI Magnesita NV	886	39,342
SBM Offshore NV	4,996	89,156
Steinhoff International Holdings NV (South Africa)	79,064	343,405
STMicroelectronics NV (France)	17,076	401,992
Takeaway.com Holding BV (a)(e)	411	19,425
TKH Group NV (depositary receipt)	1,108	74,664
TomTom Group BV (a)	7,482	85,237
Unilever NV (Certificaten Van Aandelen) (Bearer)	41,432	2,406,784
VastNed Retail NV	905	39,616
Vopak NV	1,865	80,761
Wereldhave NV	938	42,629
Wolters Kluwer NV	8,308	407,232

TOTAL NETHERLANDS		19,228,581

New Zealand - 0.2%
Air New Zealand Ltd.	16,605	37,497
Argosy Property Ltd.	24,000	16,998
Auckland International Airport Ltd.	23,235	99,055
Chorus Ltd.	11,969	32,884
Contact Energy Ltd.	25,876	101,815
Fisher & Paykel Healthcare Corp.	16,401	148,707
Fletcher Building Ltd.	17,859	89,946
Freightways Ltd.	2,052	10,756
Genesis Energy Ltd.	3,981	6,674
Goodman Property Trust	5,636	5,052
Infratil Ltd.	17,752	39,055
Kiwi Property Group Ltd.	31,962	28,980
Mercury Nz Ltd.	14,767	33,246
Meridian Energy Ltd.	30,885	60,234
Metlifecare Ltd.	1,937	7,661
New Zealand Refining Co. Ltd.	2,258	3,894
Precinct Properties New Zealand Ltd.	32,328	28,648
Ryman Healthcare Group Ltd.	9,971	63,455
Sky Network Television Ltd.	8,011	13,705
SKYCITY Entertainment Group Ltd.	23,539	62,659
Spark New Zealand Ltd.	49,812	125,438
Summerset Group Holdings Ltd.	6,184	20,608
The a2 Milk Co. Ltd. (a)	14,245	84,514
Trade Maine Group Ltd.	9,680	29,874
Xero Ltd. (a)	2,424	57,061
Z Energy Ltd.	20,717	104,482

TOTAL NEW ZEALAND		1,312,898

Norway - 0.5%
Akastor ASA (a)	1,713	3,943
Aker ASA (A Shares)	736	33,340
Aker Bp ASA	2,834	65,160
Aker Solutions ASA (a)	1,985	10,892
Austevoll Seafood ASA	2,606	26,082
B2Holding ASA	10,356	23,329
Borregaard ASA	1,689	16,284
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	19,161	23,224
DNB ASA	24,980	481,679
Entra ASA	5,779	79,596
Europris ASA	6,082	27,700
Gjensidige Forsikring ASA	4,532	85,280
IDEX ASA (a)	15,306	9,013
Kongsberg Automotive ASA (a)	6,068	7,139
Leroy Seafood Group ASA	7,885	47,360
Marine Harvest ASA	11,580	226,128
Merkantildata ASA	1,332	16,797
Nordic Nanovector ASA (a)	1,041	10,655
Nordic VLSI ASA (a)	1,393	6,975
Norsk Hydro ASA	34,400	265,960
Norway Royal Salmon ASA	135	2,620
Norwegian Air Shuttle A/S (a)	523	14,791
Norwegian Finans Holding ASA (a)	3,567	44,544
Ocean Yield ASA	229	2,040
Opera Software ASA	778	2,229
Orkla ASA	21,026	205,807
Petroleum Geo-Services ASA (a)	4,198	6,872
Protector Forsikring ASA	1,752	19,090
Renewable Energy Corp. ASA (a)	21,761	2,851
Salmar ASA	1,427	42,576
Schibsted ASA:
(A Shares)	2,901	74,798
(B Shares)	990	23,211
Skandiabanken ASA	1,730	17,527
Sparebanken Midt-Norge	4,616	47,895
Sparebanken Nord-Norge	2,669	21,076
Statoil ASA	27,522	559,179
Storebrand ASA (A Shares)	12,080	103,452
Telenor ASA	18,820	399,764
TGS Nopec Geophysical Co. ASA	3,733	85,693
Thin Film Electronics ASA (a)	2,726	811
Wallenius Wilhelmsen Logistics (a)	3,283	18,851
XXL ASA	1,862	20,061
Yara International ASA	4,893	232,310

TOTAL NORWAY		3,414,584

Pakistan - 0.0%
Engro Corp. Ltd.	6,200	16,364
Fauji Fertilizer Co. Ltd.	31,000	23,567
Habib Bank Ltd.	11,000	16,760
Hub Power Co. Ltd.	17,200	16,755
Lucky Cement Ltd.	2,900	13,403
MCB Bank Ltd.	28,400	53,594
National Bank of Pakistan	15,500	6,495
Oil & Gas Development Co. Ltd.	34,300	46,773
Pakistan State Oil Co. Ltd.	8,400	27,102
United Bank Ltd.	9,900	16,832

TOTAL PAKISTAN		237,645

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	32,701	184,705
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	6,645	91,635
Grana y Montero SAA sponsored ADR (a)	2,645	11,903

TOTAL PERU		103,538

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	59,760	86,769
Aboitiz Power Corp.	16,800	13,841
Alliance Global Group, Inc. (a)	125,700	38,988
Ayala Corp.	8,005	159,990
Ayala Land, Inc.	209,800	175,696
Bank of the Philippine Islands (BPI)	11,510	21,866
BDO Unibank, Inc.	47,683	127,098
Benpres Holdings Corp.	43,900	4,936
Bloomberry Resorts Corp. (a)	131,300	24,028
Cebu Air, Inc.	5,790	12,234
CEMEX Holdings Philippines, Inc. (a)	12,400	1,099
Cosco Capital, Inc.	9,000	1,486
D&L Industries, Inc.	13,200	2,656
DMCI Holdings, Inc.	89,300	26,555
DoubleDragon Properties Corp.	7,760	6,092
Filinvest Land, Inc.	24,000	921
First Gen Corp.	9,200	3,135
First Phillipines Holdings Corp.	6,460	7,996
Globe Telecom, Inc.	385	15,240
GT Capital Holdings, Inc.	1,875	42,890
International Container Terminal Services, Inc.	11,690	23,998
JG Summit Holdings, Inc.	65,700	97,941
Jollibee Food Corp.	12,790	61,737
Manila Water Co., Inc.	38,600	23,196
Megaworld Corp.	325,000	33,580
Metro Pacific Investments Corp.	571,600	75,348
Metropolitan Bank & Trust Co.	27,440	46,065
Philippine Long Distance Telephone Co.	2,545	84,466
PNOC Energy Development Corp.	25,104	2,808
Robinsons Land Corp.	24,400	11,920
Security Bank Corp.	13,030	62,137
SM Investments Corp.	5,490	101,636
SM Prime Holdings, Inc.	225,400	161,669
Universal Robina Corp.	22,990	63,731
Vista Land & Lifescapes, Inc.	61,300	7,237

TOTAL PHILIPPINES		1,630,985

Poland - 0.3%
Alior Bank SA (a)	2,564	50,950
Asseco Poland SA	2,194	28,751
Bank Handlowy w Warszawie SA	351	7,177
Bank Millennium SA (a)	14,956	32,789
Bank Polska Kasa Opieki SA	4,063	132,719
Bank Zachodni WBK SA	749	75,169
BRE Bank SA (a)	373	47,184
Budimex SA	198	10,145
CD Projekt RED SA	1,730	57,319
Ciech SA	399	6,784
Cyfrowy Polsat SA	4,115	28,670
ENEA SA	5,656	21,645
Energa SA	3,153	10,958
Eurocash SA	2,146	21,702
Globe Trade Centre SA	954	2,359
Grupa Lotos SA	2,524	45,786
Jastrzebska Spolka Weglowa SA (a)	1,527	41,070
KGHM Polska Miedz SA (Bearer)	3,268	110,386
Kruk SA	429	32,883
LPP SA	29	68,309
Netia Holdings SA	7,446	8,387
NG2 SA	680	50,991
PKP Cargo SA (a)	727	10,382
Polish Oil & Gas Co. SA	37,624	69,151
Polska Grupa Energetyczna SA	18,198	65,244
Polski Koncern Naftowy Orlen SA	7,999	282,826
Powszechna Kasa Oszczednosci Bank SA	25,858	275,278
Powszechny Zaklad Ubezpieczen SA	14,560	187,923
Synthos SA	14,646	19,837
Tauron Polska Energia SA (a)	27,541	26,633
Telekomunikacja Polska SA (a)	13,155	20,275
Warsaw Stock Exchange	1,335	16,871
Zaklady Azotowe w Tarnowie-Moscicach SA	855	17,147

TOTAL POLAND		1,883,700

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	244,431	73,032
CTT Correios de Portugal SA	2,294	13,510
Energias de Portugal SA	62,055	221,408
Galp Energia SGPS SA Class B	13,357	248,320
Jeronimo Martins SGPS SA	7,258	131,890
NOS SGPS SA	7,541	45,186
Portucel Industrial Empresa Produtora de Celulosa SA	1,969	10,044
REN - Redes Energeticas Nacionais SGPS SA	17,477	55,516
Sonae SGPS SA	6,937	8,307

TOTAL PORTUGAL		807,213

Qatar - 0.1%
Barwa Real Estate Co.	3,257	26,843
Doha Bank	2,988	23,141
Ezdan Holding Group	18,847	49,172
Gulf International Services QSC	100	481
Gulf Warehousing Co. (a)	1,657	18,612
Industries Qatar QSC	4,761	124,868
Masraf al Rayan	9,108	89,398
Medicare Group (a)	250	4,702
Qatar Electricity & Water Co.	628	31,562
Qatar First Bank (a)	1,004	1,696
Qatar Gas Transport Co. Ltd. (Nakilat)	8,384	34,883
Qatar Insurance Co. SAQ	3,680	44,984
Qatar Islamic Bank	1,600	42,623
Qatar National Bank SAQ	6,016	200,740
Qatar National Cement Co. QSC	53	915
Qatar Telecom (Qtel) Q.S.C.	1,941	45,790
Salam International Investment Ltd. QSC	4,397	8,453
The Commercial Bank of Qatar	5,390	39,079
United Development Co.	3,348	12,247
Vodafone Qatar QSC (a)	8,279	15,916

TOTAL QATAR		816,105

Russia - 0.7%
Aeroflot - Russian Airlines	11,579	35,640
Alrosa Co. Ltd.	61,693	79,332
DIXY Group OJSC (a)	310	1,776
Gazprom OAO	276,301	594,841
Inter Rao Ues JSC	766,773	46,927
LSR Group OJSC GDR (Reg. S)	4,351	12,531
Lukoil PJSC	11,306	599,597
Magnit OJSC GDR (Reg. S)	8,508	240,776
Mechel Steel Group OAO sponsored ADR (a)	320	1,584
MMC Norilsk Nickel PJSC	1,713	310,262
Mobile TeleSystems OJSC sponsored ADR	12,320	130,715
Moscow Exchange MICEX-RTS OAO	38,104	76,899
Mosenergo PJSC	337,078	17,687
NOVATEK OAO GDR (Reg. S)	2,417	275,780
Novolipetsk Steel OJSC	26,901	61,277
PhosAgro OJSC GDR (Reg. S)	2,268	31,185
Rosneft Oil Co. OJSC	30,936	168,593
Rostelecom PJSC	22,941	26,793
RusHydro PJSC	2,916,585	40,746
Sberbank of Russia	273,353	905,791
Severstal PAO	4,293	65,944
Sistema JSFC sponsored GDR	4,633	21,775
Surgutneftegas OJSC	192,686	96,129
Tatneft PAO	42,757	318,777
TMK OAO GDR (Reg. S)	2,884	15,862
VTB Bank OJSC	121,307,980	124,461

TOTAL RUSSIA		4,301,680

Singapore - 0.9%
Accordia Golf Trust	13,000	7,153
Ascendas Hospitality Trust unit	11,400	7,318
Ascendas Real Estate Investment Trust	58,100	116,788
Ascott Residence Trust	12,771	11,196
Asian Pay Television Trust	50,400	21,445
Cache Logistics Trust	48,292	29,051
CapitaCommercial Trust (REIT)	134,789	171,564
CapitaLand Ltd.	65,800	177,159
CapitaMall Trust	68,600	101,659
CapitaRetail China Trust	3,101	3,776
CDL Hospitality Trusts unit	39,800	47,739
City Developments Ltd.	8,500	80,691
ComfortDelgro Corp. Ltd.	47,200	69,946
CWT Ltd.	5,600	9,572
DBS Group Holdings Ltd.	45,366	758,152
Esr (REIT)	15,800	6,433
Ezion Holdings Ltd. (a)(d)	51,300	7,414
Far East Hospitality Trust unit	12,777	6,561
First (REIT)	8,337	8,471
First Resources Ltd.	20,200	29,194
Frasers Centrepoint Trust	9,100	14,487
Frasers Commercial Trust	3,206	3,258
Frasers Logistics & Industrial Trust	5,000	4,090
Global Logistic Properties Ltd.	63,600	154,906
Hutchison Port Holdings Trust	103,700	44,591
Jardine Cycle & Carriage Ltd.	1,900	54,905
K-REIT Asia	117,712	101,468
Keppel Corp. Ltd.	33,300	183,222
Keppel DC (REIT)	6,900	6,960
Lippo Malls Indonesia Retail Trust	147,100	46,943
Macquarie MEAG Prime (REIT)	8,200	4,632
Manulife U.S. REIT	60,100	54,391
Mapletree Commercial Trust	93,023	106,119
Mapletree Greater China Commercial Trust	110,900	95,596
Mapletree Industrial (REIT)	77,300	110,015
Mapletree Logistics Trust (REIT)	69,454	64,710
MobileOne Ltd.	2,400	3,169
OUE Hospitality Trust	14,400	8,504
Oue Ltd.	6,100	9,219
Oversea-Chinese Banking Corp. Ltd.	78,800	687,932
Parkway Life REIT	1,400	2,927
Raffles Medical Group Ltd.	6,678	5,536
Rht Health Trust	35,300	21,753
Sembcorp Industries Ltd.	47,900	115,964
Sembcorp Marine Ltd.	26,000	36,813
Sheng Siong Group Ltd.	9,400	6,517
SIIC Environment Holdings Ltd.	4,900	1,905
Singapore Airlines Ltd.	13,900	104,727
Singapore Airport Terminal Service Ltd.	34,000	117,233
Singapore Exchange Ltd.	23,000	129,418
Singapore Post Ltd.	36,300	34,220
Singapore Press Holdings Ltd.	43,000	85,174
Singapore Technologies Engineering Ltd.	53,500	136,586
Singapore Telecommunications Ltd.	193,000	530,959
SPH REIT	3,000	2,201
StarHub Ltd.	7,400	14,278
Suntec (REIT)	63,200	90,412
United Engineers Ltd.	15,800	30,601
United Overseas Bank Ltd.	33,714	608,935
UOL Group Ltd.	14,631	97,032
Venture Corp. Ltd.	6,700	95,799
Wilmar International Ltd.	46,700	116,142
Wing Tai Holdings Ltd.	6,800	11,973
Yangzijiang Shipbuilding Holdings Ltd.	48,400	55,924
Yanlord Land Group Ltd.	17,000	22,324
Yoma Strategic Holdings Ltd.	8,600	3,691

TOTAL SINGAPORE		5,909,443

South Africa - 1.4%
Advtech Ltd.	4,172	5,232
Aeci Ltd.	3,629	27,128
African Rainbow Minerals Ltd.	3,001	26,332
Alexander Forbes Group Holdings Ltd.	5,905	3,045
Anglo American Platinum Ltd. (a)	1,317	36,654
AngloGold Ashanti Ltd.	9,421	86,842
Arrowhead Properties Ltd. A linked	7,131	4,010
Ascendis Health Ltd.	1,377	1,703
Aspen Pharmacare Holdings Ltd.	10,297	232,650
Assore Ltd.	679	14,850
Astral Foods Ltd.	227	3,114
Attacq Ltd. (a)	3,905	5,151
AVI Ltd.	12,579	87,767
Barclays Africa Group Ltd.	19,227	190,574
Barloworld Ltd.	8,163	76,972
Bidcorp Ltd.	8,771	192,929
Bidvest Group Ltd.	7,676	93,108
Blue Label Telecoms Ltd.	2,242	2,735
Capitec Bank Holdings Ltd.	1,153	76,643
Cashbuild Ltd.	316	8,135
City Lodge Hotels Ltd.	140	1,248
Clicks Group Ltd.	8,617	96,557
Coronation Fund Managers Ltd.	6,216	31,369
Curro Holdings Ltd. (a)	7,456	21,199
DataTec Ltd.	4,215	17,890
Delta Property Fund Ltd.	3,990	2,088
Dis-Chem Pharmacies Pty Ltd.	10,513	24,612
Discovery Ltd.	9,359	97,007
Emira Property Fund Ltd.	40,873	37,899
EOH Holdings Ltd.	4,397	32,781
Exxaro Resources Ltd.	4,522	45,979
Famous Brands Ltd. (a)	478	3,457
FirstRand Ltd.	82,719	299,839
Fortress Income Fund Ltd.:
Class A	24,877	29,788
Class B	15,520	44,072
Foschini Ltd.	6,647	63,702
Gold Fields Ltd.	21,920	87,254
Grindrod Ltd. (a)	13,572	14,946
Growthpoint Properties Ltd.	65,707	113,905
Harmony Gold Mining Co. Ltd.	5,635	9,636
Hosken Consolidated Investment Ltd.	537	4,706
Hyprop Investments Ltd.	4,172	31,381
Impala Platinum Holdings Ltd. (a)	11,723	32,519
Imperial Holdings Ltd.	5,345	76,602
Investec Ltd.	7,562	51,580
Invicta Holdings Ltd.	553	2,143
JSE Ltd.	2,784	26,399
KAP Industrial Holdings Ltd.	58,972	35,453
Liberty Holdings Ltd.	3,198	25,116
Life Healthcare Group Holdings Ltd.	34,611	64,136
Massmart Holdings Ltd.	3,127	23,676
MMI Holdings Ltd.	31,057	41,296
Mondi Ltd.	2,907	69,731
Mpact Ltd.	4,213	7,700
Mr Price Group Ltd.	8,162	101,168
MTN Group Ltd.	44,449	385,961
Murray & Roberts Holdings Ltd.	6,685	7,565
Nampak Ltd. (a)	20,838	27,413
Naspers Ltd. Class N	11,206	2,730,416
Nedbank Group Ltd.	4,890	71,721
Netcare Ltd.	19,544	34,405
Northam Platinum Ltd. (a)	9,740	36,256
Novus Holdings Ltd.	3,441	1,704
Oceana Group Ltd.	307	1,959
Omnia Holdings Ltd.	834	8,598
Peregrine Holdings Ltd.	1,032	2,069
Pick 'n Pay Stores Ltd.	10,328	43,317
Pioneer Foods Ltd.	4,559	38,371
Pretoria Portland Cement Co. Ltd. (a)	41,790	21,784
PSG Group Ltd.	1,922	35,682
Rand Merchant Insurance Holdings Ltd.	25,434	71,092
Rebosis Property Fund Ltd.	1,887	1,428
Redefine Properties Ltd.	171,383	128,609
Remgro Ltd.	13,507	204,438
Resilient Property Income Fund Ltd.	8,866	88,317
Reunert Ltd.	2,341	11,514
RMB Holdings Ltd.	12,237	54,093
SA Corporate Real Estate Fund	11,462	3,883
Sanlam Ltd.	36,451	182,271
Sappi Ltd.	12,581	84,266
Sasol Ltd.	14,117	412,468
Shoprite Holdings Ltd.	11,318	161,988
Sibanye-Stillwater	42,937	55,588
Spar Group Ltd.	5,388	63,397
Stadio Holdings Ltd. (a)	11,721	5,073
Standard Bank Group Ltd.	32,850	381,038
Sun International Ltd. (a)	949	3,382
Super Group Ltd. (a)	9,267	26,152
Telkom SA Ltd.	7,350	27,531
Tiger Brands Ltd.	4,728	129,078
Tongaat Hulett Ltd.	1,330	10,859
Transaction Capital Ltd.	5,348	5,670
Trencor Ltd.	2,696	8,390
Truworths International Ltd.	12,156	64,792
Tsogo Sun Holdings Ltd.	16,839	24,725
Vodacom Group Ltd.	15,517	168,573
Vukile Property Fund Ltd.	7,975	11,112
Wilson Bayly Holmes-Ovcon Ltd.	1,650	17,680
Woolworths Holdings Ltd.	27,828	110,909
Zeder Investments Ltd.	15,221	6,728

TOTAL SOUTH AFRICA		8,816,673

Spain - 2.2%
Abertis Infraestructuras SA	16,406	354,883
Acerinox SA	5,439	78,150
ACS Actividades de Construccion y Servicios SA	6,764	266,631
Aena Sme SA	1,579	289,689
Almirall SA	1,068	10,338
Amadeus IT Holding SA Class A	10,857	736,675
Applus Services SA	3,883	54,277
Atresmedia Corporacion de Medios de Comunicacion SA	1,314	13,500
Axiare Patrimonio SOCIMI SA	967	18,135
Azucarera Ebro Agricolas SA	2,057	49,491
Banco Bilbao Vizcaya Argentaria SA	171,215	1,497,186
Banco de Sabadell SA	131,178	262,668
Banco Santander SA (Spain)	411,068	2,786,760
Banco Santander SA (Spain) rights 11/1/17 (a)	381,869	18,238
Bankia SA	22,382	106,868
Bankinter SA	14,108	133,162
Bolsas Y Mercados Espanoles	2,321	79,743
CaixaBank SA	95,125	445,220
Catalana Occidente SA	1,006	42,339
Cellnex Telecom Sau	3,912	97,130
Cemex Latam Holdings SA (a)	1,110	3,933
Cie Automotive SA	1,466	43,580
Codere SA (a)	24,737	10,950
Compania de Distribucion Integral Logista Holdings SA	686	16,074
Construcciones y Auxiliar de Ferrocarriles	610	25,118
Corporacion Financiera Alba SA	282	16,539
Distribuidora Internacional de Alimentacion SA	15,036	73,562
Enagas SA	7,650	220,372
Ence Energia y Celulosa SA	6,455	37,445
Endesa SA	8,333	190,737
Euskaltel, S.A.	1,664	13,328
Faes Farma SA	4,830	16,372
Ferrovial SA	13,889	301,731
Ferrovial SA rights (a)	13,889	6,682
Fomento Construcciones y Contratas SA (FOCSA) (a)	2,569	27,280
Gamesa Corporacion Tecnologica SA	6,330	91,800
Gas Natural SDG SA	8,248	176,493
Grifols SA	7,462	233,600
Grupo Acciona SA	760	62,953
Hispania Activos Inmobiliarios SA	2,776	47,874
Iberdrola SA	139,024	1,123,554
Inditex SA	26,789	1,001,530
Indra Sistemas (a)	2,583	37,129
Inmobiliaria Colonial SA	9,686	92,169
International Consolidated Airlines Group SA	15,087	127,412
Lar Espana Real Estate Socimi SA	1,518	14,896
Liberbank SA (a)	12,149	5,618
Liberbank SA rights 11/10/17 (a)	12,149	4,373
MAPFRE SA (Reg.)	36,279	118,707
Mediaset Espana Comunicacion SA	7,346	79,854
Melia Hotels International SA	4,299	58,840
Merlin Properties Socimi SA	11,326	149,478
Miquel y Costas & Miquel SA	527	19,092
New Hampshire Hotel Group S.A	7,087	44,826
Obrascon Huarte Lain SA (a)	1,909	10,723
Pharma Mar SA (a)	6,023	23,012
Promotora de Informaciones SA (a)	255	904
Prosegur Compania de Seguridad SA (Reg.)	9,371	71,499
Red Electrica Corporacion SA	11,825	261,850
Repsol YPF SA	31,627	592,583
Sacyr SA (a)	14,693	37,739
Saeta Yield SA	797	8,902
Talgo SA	1,196	5,865
Tecnicas Reunidas SA	1,293	41,615
Telefonica SA	116,504	1,221,599
Telepizza Group SAU (a)	3,895	22,685
Tubacex SA (a)	2,062	7,326
Viscofan Envolturas Celulosicas SA	1,627	98,513
Zardoya Otis SA	7,226	78,280

TOTAL SPAIN		14,318,079

Sweden - 2.2%
AarhusKarlshamn AB	1,311	106,018
AF AB (B Shares)	1,812	37,337
Ahlsell AB	6,404	42,379
Alfa Laval AB	8,082	204,762
Alimak Group AB	1,237	22,164
Arcam AB (a)	48	1,863
Arcam AB rights 11/9/17 (a)	48	99
ASSA ABLOY AB (B Shares)	26,726	563,461
Atlas Copco AB:
(A Shares)	11,636	510,382
(B Shares)	15,914	632,062
Attendo AB	1,482	17,428
Avanza Bank Holding AB	608	22,914
Axfood AB	7,320	132,381
Bergman & Beving AB (B Shares)	315	3,584
Betsson AB (B Shares)	1,770	13,891
Bilia AB (A Shares)	828	7,418
Billerud AB	5,008	86,202
BioGaia AB	893	32,481
Boliden AB	6,771	236,979
Bonava AB	1,532	22,308
Bravida AB	2,352	16,056
Bure Equity AB	2,033	25,134
BYGGmax Group AB	2,346	15,973
Capio AB	4,409	22,436
Castellum AB	8,412	134,947
Cherry AB (a)	2,000	12,901
Clas Ohlson AB (B Shares)	208	3,596
Cloetta AB	3,295	11,139
Com Hem Holding AB	3,784	56,817
D. Carnegie & Co. AB (a)	1,303	18,016
Dios Fastigheter AB	5,457	35,851
Dometic Group AB	5,907	51,367
Duni AB	486	7,242
Dustin Group AB	1,681	15,060
Electrolux AB (B Shares)	5,806	205,285
Elekta AB (B Shares)	12,665	121,784
Eltel AB (a)	3,974	11,298
Essity AB Class B	16,015	478,825
Evolution Gaming Group AB	552	39,595
Fabege AB	2,351	49,651
Fastighets AB Balder (a)	2,393	62,314
Fingerprint Cards AB	6,155	15,212
Getinge AB (B Shares)	5,318	104,687
Granges AB	1,128	11,689
H&M Hennes & Mauritz AB (B Shares)	24,902	625,253
Haldex AB (a)	927	10,298
Hansa Medical AB (a)	607	17,184
Hemfosa Fastigheter AB	4,338	52,699
Hexagon AB (B Shares)	6,441	330,296
HEXPOL AB (B Shares)	6,820	69,001
Hoist Finance AB	741	7,789
Holmen AB (B Shares)	1,087	53,430
Hufvudstaden AB Series A	1,962	32,295
Husqvarna AB (B Shares)	10,175	99,421
ICA Gruppen AB	2,544	93,839
Industrivarden AB (C Shares)	4,359	112,052
Indutrade AB	2,621	72,697
Intrum Justitia AB	1,992	69,813
Investment AB Oresund	100	1,583
Investor AB (B Shares)	10,370	513,938
Inwido AB	1,240	13,664
ITAB Shop Concept AB	678	5,325
JM AB (B Shares)	2,643	69,740
Kinnevik AB (B Shares)	5,397	177,092
Klovern AB (B Shares)	27,231	36,659
Kungsleden AB	3,049	21,761
LeoVegas AB	1,894	18,382
Lindab International AB	3,236	26,671
Loomis AB (B Shares)	2,177	87,349
Lundbergfoeretagen AB	717	55,970
Lundin Petroleum AB	5,386	126,678
Mekonomen AB	97	1,958
Modern Times Group MTG AB (B Shares)	1,979	75,504
Mycronic AB	1,365	16,224
NCC AB Series B	2,472	53,358
Net Entertainment NE AB	4,722	37,424
New Wave Group AB (B Shares)	582	3,858
Nibe Industrier AB (B Shares)	11,210	112,145
Nobia AB	1,989	16,322
Nobina AB	3,257	17,702
Nolato AB Series B	288	15,962
Nordax Group AB	4,823	28,575
Nordea Bank AB	77,175	932,924
Nordnet AB Class B	492	2,258
Pandox AB	3,228	58,841
Peab AB	3,464	33,619
Probi AB	251	10,434
Ratos AB (B Shares)	1,921	9,222
RaySearch Laboratories AB (a)	398	8,819
Recipharm AB	570	6,979
Resurs Holding AB	3,822	26,479
Rezidor Hotel Group AB	372	1,333
Saab AB (B Shares)	1,673	85,492
Sandvik AB	29,285	534,862
Scandic Hotels Group AB	1,001	12,914
Securitas AB (B Shares)	7,339	128,780
Skandinaviska Enskilda Banken AB (A Shares)	38,642	476,352
Skanska AB (B Shares)	8,065	176,971
SKF AB (B Shares)	10,082	234,478
SkiStar AB	779	17,029
SSAB Svenskt Stal AB:
(A Shares) (a)	2,768	13,589
(B Shares) (a)	17,052	68,745
Starbreeze AB (a)	563	585
Svenska Cellulosa AB (SCA) (B Shares)	13,868	130,204
Svenska Handelsbanken AB (A Shares)	40,108	574,912
Sweco AB (B Shares)	1,104	23,619
Swedbank AB (A Shares)	23,666	587,434
Swedish Match Co. AB	4,238	159,666
Swedish Orphan Biovitrum AB (a)	3,071	45,487
Tele2 AB (B Shares)	11,783	149,898
Telefonaktiebolaget LM Ericsson (B Shares)	81,884	515,303
TeliaSonera AB	69,090	319,798
Thule Group AB	3,231	72,288
Tobii AB (a)	2,177	11,182
Trelleborg AB (B Shares)	5,880	145,672
Vitrolife AB	402	32,125
Volvo AB (B Shares)	39,689	786,512
Wallenstam AB (B Shares)	2,507	23,418
Wihlborgs Fastigheter AB	3,588	85,204

TOTAL SWEDEN		13,906,326

Switzerland - 5.2%
ABB Ltd. (Reg.)	50,685	1,323,640
Adecco SA (Reg.)	4,674	370,819
AFG Arbonia-Forster-Holding AG (a)	353	6,174
Allreal Holding AG	370	61,861
ALSO Holding AG	335	45,332
APG SGA SA	5	2,026
Aryzta AG	2,118	67,235
Ascom Holding AG (Reg.)	772	17,682
Autoneum Holding AG	113	30,525
Bachem Holding AG (B Shares)	167	21,092
Baloise Holdings AG	1,458	229,884
Banque Cantonale Vaudoise	50	35,960
Barry Callebaut AG	67	104,565
Basilea Pharmaceutica AG (a)	172	13,991
Bell AG	8	3,454
BKW AG	153	8,941
Bobst Group SA	285	30,453
Bossard Holding AG	85	20,082
Bucher Industries AG	181	70,847
Burckhardt Compression Holding AG	84	25,028
Burkhalter Holding AG	21	2,515
Cembra Money Bank AG	741	66,401
Clariant AG (Reg.)	7,499	188,668
Coca-Cola HBC AG	4,431	149,774
Comet Holding AG	110	17,289
Compagnie Financiere Richemont SA Series A	13,605	1,254,194
Credit Suisse Group AG	63,585	1,002,026
Daetwyler Holdings AG	208	34,901
Dufry AG (a)	1,309	194,844
EFG International	3,288	30,057
Emmi AG	57	35,595
Ems-Chemie Holding AG	247	161,919
Flughafen Zuerich AG	667	145,080
Forbo Holding AG (Reg.)	47	71,043
Galenica AG	1,372	176,442
GAM Holding Ltd.	3,153	49,145
Geberit AG (Reg.)	1,053	476,655
Georg Fischer AG (Reg.)	123	151,523
Givaudan SA	245	547,146
Helvetia Holding AG (Reg.)	136	73,136
Huber+Suhner AG	427	23,112
Idorsia Ltd.	2,445	48,157
Implenia AG	604	38,172
INFICON Holding AG	64	39,741
Intershop Holding AG	12	5,894
Julius Baer Group Ltd.	6,209	367,247
Kaba Holding AG (B Shares) (Reg.)	130	128,612
Kardex AG	92	10,955
Komax Holding AG (Reg.)	49	14,022
Kudelski SA (Bearer)	453	5,562
Kuehne & Nagel International AG	1,297	226,470
Lafargeholcim Ltd. (Reg.)	11,895	671,862
Leonteq AG (a)	74	4,647
Lindt & Spruengli AG	3	208,269
Lindt & Spruengli AG (participation certificate)	18	104,195
Logitech International SA (Reg.)	4,850	173,261
Lonza Group AG	1,957	519,827
Meyer Burger Technology AG (a)	17,793	33,173
Mobimo Holding AG	93	23,491
Nestle SA (Reg. S)	79,008	6,647,596
Novartis AG	56,610	4,669,153
OC Oerlikon Corp. AG (Reg.)	6,699	107,436
Oriflame Holding AG	1,235	44,507
Orior AG	98	7,662
Panalpina Welttransport Holding AG	199	27,387
Pargesa Holding SA	2,018	169,001
Partners Group Holding AG	417	280,466
PSP Swiss Property AG	1,895	166,773
Rieter Holding AG (Reg.)	147	34,376
Roche Holding AG (participation certificate)	17,985	4,156,893
Santhera Pharmaceuticals Holding AG (a)	205	7,110
Schindler Holding AG:
(participation certificate)	1,096	248,389
(Reg.)	373	82,365
Schmolz & Bickenbach AG(a)	6,294	5,804
Schweiter Technologies AG	16	19,630
SFS Group AG	421	49,879
SGS SA (Reg.)	143	353,145
Siegfried Holding AG	168	52,539
Sika AG	54	399,729
Sonova Holding AG Class B	1,514	273,314
St.Galler Kantonalbank AG	93	41,995
Straumann Holding AG	259	180,818
Sulzer AG (Reg.)	198	25,364
Sunrise Communications Group AG	915	76,124
Swatch Group AG (Bearer)	545	213,597
Swatch Group AG (Bearer) (Reg.)	2,565	193,342
Swiss Life Holding AG	886	307,989
Swiss Prime Site AG	1,565	133,574
Swiss Re Ltd.	8,511	800,639
Swisscom AG	663	334,939
Tecan Group AG	429	90,732
Temenos Group AG	1,809	208,888
u-blox Holding AG	126	24,729
UBS Group AG	92,194	1,569,142
Valiant Holding AG	432	44,471
Valora Holding AG	87	27,884
VAT Group AG	507	66,014
Vontobel Holdings AG	523	32,529
VZ Holding AG	73	25,226
Ypsomed Holding AG	32	5,571
Zehnder Group AG	53	1,944
Zurich Insurance Group AG	3,685	1,124,726
ZZ Holding AG	40	39,292

TOTAL SWITZERLAND		33,337,296

Taiwan - 3.0%
A-DATA Technology Co. Ltd.	1,000	2,910
Accton Technology Corp.	11,000	35,477
Acer, Inc.	83,000	42,962
Advanced Ceramic X Corp.	1,000	10,983
Advanced Semiconductor Engineering, Inc.	211,436	255,803
Advantech Co. Ltd.	17,499	119,610
AmTRAN Technology Co. Ltd.	4,000	2,051
Asia Cement Corp.	141,000	125,851
Asia Optical Co., Inc.	6,000	24,487
Asia Pacific Telecom Co. Ltd. (a)	33,000	10,928
ASPEED Tech, Inc.	1,000	23,127
ASUSTeK Computer, Inc.	23,000	199,184
AU Optronics Corp.	190,000	77,911
Bank of Kaohsiung Co. Ltd.	14,728	4,515
Capital Securities Corp.	7,000	2,427
Catcher Technology Co. Ltd.	16,000	169,885
Cathay Financial Holding Co. Ltd.	205,000	338,742
Chang Hwa Commercial Bank	113,652	61,657
Cheng Loong Corp.	28,000	16,398
Cheng Shin Rubber Industry Co. Ltd.	51,000	100,687
Cheng Uei Precision Industries Co. Ltd.	3,000	4,883
Chicony Electronics Co. Ltd.	12,065	30,225
Chin-Poon Industrial Co. Ltd.	6,000	12,522
China Airlines Ltd. (a)	41,000	16,733
China Bills Finance Corp.	4,000	2,011
China Development Finance Holding Corp.	279,000	85,539
China Life Insurance Co. Ltd.	87,330	82,584
China Motor Co. Ltd.	3,000	2,688
China Petrochemical Development Corp. (a)	37,000	16,512
China Steel Chemical Corp.	1,000	3,998
China Steel Corp.	360,000	293,251
China Synthetic Rubber Corp.	16,100	22,437
Chinatrust Financial Holding Co. Ltd.	446,960	286,228
Chinatrust Financial Holding Co. Ltd. rights 12/15/17 (d)	6,121	741
Chipbond Technology Corp.	13,000	25,363
Chroma ATE, Inc.	16,000	78,041
Chunghwa Precision Test Tech Co. Ltd.	1,000	36,333
Chunghwa Telecom Co. Ltd.	102,000	348,599
Clevo Co. Ltd.	2,000	2,057
Compal Electronics, Inc.	188,000	138,483
Compeq Manufacturing Co. Ltd.	40,000	47,050
Coretronic Corp.	14,000	16,770
CTCI Corp.	10,000	15,512
Cub Elecparts, Inc.	2,200	21,717
Delta Electronics, Inc.	52,000	250,182
E Ink Holdings, Inc.	22,000	30,732
E.SUN Financial Holdings Co. Ltd.	374,387	227,951
ECLAT Textile Co. Ltd.	5,060	60,526
EGiS Technology, Inc. (a)	1,000	7,499
Elan Microelectronics Corp.	3,000	4,604
Elite Advanced Laser Corp.	1,200	4,878
Elite Material Co. Ltd.	8,000	31,853
eMemory Technology, Inc.	1,000	12,260
Ennoconn Corp.	1,000	14,218
EPISTAR Corp. (a)	30,000	48,577
Eternal Materials Co. Ltd.	9,618	9,718
EVA Airways Corp.	55,774	27,482
Evergreen Marine Corp. (Taiwan) (a)	84,000	50,309
Everlight Electronics Co. Ltd.	11,000	16,808
Far Eastern Department Stores Co. Ltd.	5,000	2,464
Far Eastern International Bank	52,254	16,229
Far Eastern Textile Ltd.	159,000	136,378
Far EasTone Telecommunications Co. Ltd.	56,000	131,555
Farglory Land Development Co. Ltd.	10,000	10,933
Feng Hsin Iron & Steel Co.	17,000	29,388
Feng Tay Enterprise Co. Ltd.	9,120	41,155
Firich Enterprise Co. Ltd.	1,030	1,661
First Financial Holding Co. Ltd.	350,595	226,262
FLEXium Interconnect, Inc.	19,940	76,417
Formosa Chemicals & Fibre Corp.	68,000	206,676
Formosa Petrochemical Corp.	39,000	136,522
Formosa Plastics Corp.	119,000	362,867
Formosa Taffeta Co. Ltd.	92,000	94,479
Foxconn Technology Co. Ltd.	39,010	124,390
Fubon Financial Holding Co. Ltd.	205,000	326,838
Genius Electronic Optical Co. Ltd. (a)	1,000	11,265
Getac Technology Corp.	2,000	2,794
Giant Manufacturing Co. Ltd.	10,000	51,430
Giga-Byte Technology Co. Ltd.	3,000	4,649
Global Unichip Corp.	3,000	29,863
GlobalWafers Co. Ltd.	5,000	57,817
Grand Pacific Petrochemical Corp.	41,000	31,085
Grape King Bio Ltd.	1,000	5,757
Great Wall Enterprise Co. Ltd.	2,000	2,276
Greatek Electronics, Inc.	9,000	16,633
HannStar Display Corp.	76,000	29,504
Highwealth Construction Corp.	11,000	14,709
HIWIN Technologies Corp.	6,080	60,925
Hon Hai Precision Industry Co. Ltd. (Foxconn)	404,000	1,501,360
Hota Industrial Manufacturing Co. Ltd.	3,063	14,279
Hotai Motor Co. Ltd.	7,000	81,293
HTC Corp. (a)	17,000	38,131
Hua Nan Financial Holdings Co. Ltd.	154,870	84,788
Huaku Development Co. Ltd.	1,000	2,246
Innolux Corp.	220,000	96,357
International Games Systems Co. Ltd.	1,000	5,276
Inventec Corp.	123,000	95,501
Kenda Rubber Industrial Co. Ltd.	3,060	4,061
King Slide Works Co. Ltd.	1,000	13,388
King Yuan Electronics Co. Ltd.	13,000	13,782
King's Town Bank	4,000	4,373
Kinpo Electronics, Inc.	6,000	2,070
Kinsus Interconnect Technology Corp.	2,000	5,043
LandMark Optoelectronics Corp.	1,000	12,758
Largan Precision Co. Ltd.	3,000	568,883
Lee Chang Yung Chemical Industry Corp.	5,000	6,835
Lien Hwa Industrial Corp.	2,152	2,285
Lite-On Technology Corp.	53,009	74,840
Long Chen Paper Co. Ltd.	8,138	11,989
Makalot Industrial Co. Ltd.	7,000	32,401
MediaTek, Inc.	41,000	465,940
Mega Financial Holding Co. Ltd.	385,000	302,757
Mercuries Life Insurance Co. Ltd.	4,541	2,396
Merida Industry Co. Ltd.	4,000	18,648
Merry Electronics Co. Ltd.	5,000	38,158
Micro-Star International Co. Ltd.	21,000	51,214
MiTAC Holdings Corp.	5,000	6,221
Namchow Chemical Industrial Co. Ltd.	1,000	2,021
Nan Ya Plastics Corp.	116,000	286,363
Nankang Rubber Tire Co. Ltd.	2,000	1,812
Nanya Technology Corp.	34,000	92,282
Neo Solar Power Corp. (a)	6,000	3,046
Nien Made Enterprise Co. Ltd.	5,000	52,094
Novatek Microelectronics Corp.	27,000	99,891
OBI Pharma, Inc. (a)	6,000	34,242
Oriental Union Chemical Corp.	4,000	3,444
PChome Online, Inc.	1,062	6,149
Pegatron Corp.	60,000	155,286
PharmaEngine, Inc.	1,199	6,743
PharmaEssentia Corp. (a)	1,000	4,728
Phison Electronics Corp.	6,000	71,372
Pou Chen Corp.	84,000	105,913
Powertech Technology, Inc.	22,000	68,837
Poya International Co. Ltd.	1,010	12,953
President Chain Store Corp.	16,000	143,872
Primax Electronics Ltd.	15,000	38,921
Prince Housing & Development Corp.	6,000	2,210
Qisda Corp.	25,000	18,249
Quanta Computer, Inc.	79,000	186,111
Radiant Opto-Electronics Corp.	5,000	11,116
Realtek Semiconductor Corp.	15,000	56,490
Ruentex Development Co. Ltd.	8,400	8,626
Ruentex Industries Ltd.	15,000	24,039
SerComm Corp.	1,000	2,860
Shin Kong Financial Holding Co. Ltd.	390,000	124,876
Shin Zu Shing Co. Ltd.	1,000	2,774
Shinkong Insurance Co. Ltd.	2,000	1,752
Siliconware Precision Industries Co. Ltd.	95,000	150,774
Simplo Technology Co. Ltd.	3,600	20,725
SINBON Electronics Co. Ltd.	1,000	2,863
Sino-American Silicon Products, Inc.	14,000	39,021
Sinopac Holdings Co.	504,407	154,813
St.Shine Optical Co. Ltd.	1,000	24,454
Standard Foods Corp.	41,714	103,392
Synnex Technology International Corp.	21,100	26,744
Systex Corp.	1,000	1,964
Ta Chen Stainless Pipe Co. Ltd.	4,119	2,610
Ta Chen Stainless Pipe Co. Ltd. rights 12/11/17	324	12
Taichung Commercial Bank Co. Ltd.	123,126	39,465
TaiMed Biologics, Inc. (a)	7,000	50,750
Tainan Spinning Co. Ltd.	5,000	2,248
Taishin Financial Holdings Co. Ltd.	419,132	183,574
Taiwan Business Bank	46,762	12,925
Taiwan Cement Corp.	87,480	97,239
Taiwan Cooperative Financial Holding Co. Ltd.	149,710	80,970
Taiwan Fertilizer Co. Ltd.	11,000	14,381
Taiwan Fire & Marine Insurance Co. Ltd.	3,000	2,011
Taiwan Glass Industry Corp. (a)	24,000	12,383
Taiwan High Speed Rail Corp.	48,000	38,383
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,617
Taiwan Mobile Co. Ltd.	46,000	164,079
Taiwan Paiho Ltd.	4,000	16,524
Taiwan Secom Co.	1,000	2,946
Taiwan Semiconductor Manufacturing Co. Ltd.	632,000	5,112,925
Taiwan Shin Kong Security Co. Ltd.	2,000	2,572
Taiwan Surface Mounting Technology Co. Ltd.	3,000	2,852
Tatung Co. Ltd. (a)	30,000	13,836
TECO Electric & Machinery Co. Ltd.	75,000	70,053
Ton Yi Industrial Corp.	5,000	2,265
Tong Hsing Electronics Industries Ltd.	6,000	25,682
Tong Yang Industry Co. Ltd.	5,000	10,435
Topco Scientific Co. Ltd.	4,000	10,087
Transcend Information, Inc.	1,000	2,840
Tripod Technology Corp.	15,000	55,246
TSRC Corp.	6,000	6,878
TTY Biopharm Co. Ltd.	1,000	3,089
Tung Ho Steel Enterprise Corp.	55,000	44,255
Tung Thih Electronic Co. Ltd.	1,000	6,487
TXC Corp.	2,000	2,674
Unified-President Enterprises Corp.	128,000	267,569
Unimicron Technology Corp.	27,000	15,409
United Microelectronics Corp.	330,000	170,436
USI Corp.	5,100	2,521
Vanguard International Semiconductor Corp.	16,000	30,367
Voltronic Power Technology Corp.	1,000	18,847
Walsin Lihwa Corp.	39,000	19,928
Walsin Technology Corp.	9,875	25,492
Waterland Financial Holdings Co. Ltd.	17,253	5,238
Wei-Chuan Food Corp. (a)	2,000	1,341
Win Semiconductors Corp.	6,389	52,256
Winbond Electronics Corp.	60,000	51,961
Winbond Electronics Corp. rights 12/11/17	5,363	730
Wistron Corp.	74,216	61,933
Wistron NeWeb Corp.	20,059	57,572
WPG Holding Co. Ltd.	27,000	37,000
WT Microelectronics Co. Ltd.	2,000	3,165
Yageo Corp.	6,289	49,977
Yieh Phui Enterprise Co.	5,300	2,022
Yuanta Financial Holding Co. Ltd.	303,000	134,720
Yuen Foong Yu Paper Manufacturing Co. (a)	4,000	1,566
Yulon Motor Co. Ltd.	12,000	10,034
Yungtay Engineering Co. Ltd.	18,000	35,835

TOTAL TAIWAN		19,119,697

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	23,400	137,005
Airports of Thailand PCL	28,900	51,762
Airports of Thailand PCL (For. Reg.)	94,700	169,616
Asia Plus Group Holdings PCL	15,000	1,860
Bangkok Airways PCL	65,400	36,224
Bangkok Bank PCL (For. Reg.)	7,000	42,354
Bangkok Chain Hospital PCL	5,500	2,732
Bangkok Dusit Medical Services PCL (For. Reg.)	88,200	56,287
Bangkok Expressway and Metro PCL	366,500	86,054
Bangkok Land PCL	52,700	2,935
Banpu PCL (For. Reg.)	29,500	15,540
Beauty Community PCL	58,800	31,683
BEC World PCL (For. Reg.)	29,200	15,294
Berli Jucker PCL (For. Reg)	25,700	41,389
BTS Group Holdings PCL	109,600	28,043
Bumrungrad Hospital PCL (For. Reg.)	13,600	90,066
C.P. ALL PCL (For. Reg.)	120,900	254,756
Carabao Group PCL	1,000	3,176
Central Pattana PCL (For. Reg.)	32,900	78,734
CH. Karnchang PCL	2,700	2,215
Charoen Pokphand Foods PCL (For. Reg.)	66,360	51,937
Chularat Hospital PCL	25,300	1,980
Delta Electronics PCL (For. Reg.)	14,400	37,279
Dynasty Ceramic PCL (For. Reg.)	17,900	2,188
Electricity Generating PCL (For. Reg.)	1,900	13,155
Energy Absolute PCL	34,200	44,526
Energy Earth PCL (d)	7,600	334
Esso Thailand PCL (a)	18,200	8,382
Global Power Synergy Public Co. Ltd.	2,000	3,672
Glow Energy PCL (For. Reg.)	7,900	21,403
Group Lease PCL	1,700	391
Gunkul Engineering PCL	22,283	2,710
Hana Microelectronics PCL (For. Reg.)	12,900	18,931
Home Product Center PCL (For. Reg.)	289,100	111,393
Indorama Ventures PCL (For. Reg.)	61,200	84,744
IRPC PCL (For. Reg.)	360,500	69,995
Jasmine International Public Co. Ltd.	25,200	5,765
Kasikornbank PCL	4,300	29,512
Kasikornbank PCL (For. Reg.)	33,800	231,981
KCE Electronics PCL	6,600	19,868
Kiatnakin Bank PCL (For. Reg.)	3,600	8,209
Krung Thai Bank PCL (For. Reg.)	66,700	36,542
Krungthai Card PCL (For. Reg.)	500	2,070
Major Cineplex Group PCL (For. Reg.)	1,400	1,370
Minor International PCL (For. Reg.)	81,600	106,237
Muangthai Leasing PCL	2,900	3,426
PTG Energy PCL	6,300	4,551
PTT Exploration and Production PCL (For. Reg.)	33,800	87,756
PTT Global Chemical PCL (For. Reg.)	61,000	146,899
PTT PCL (For. Reg.)	26,800	338,832
Robinsons Department Store PCL (For. Reg.)	16,400	36,656
Siam Cement PCL (For. Reg.)	9,800	143,961
Siam Commercial Bank PCL (For. Reg.)	52,900	233,289
Siam Global House PCL	49,535	27,287
Sino-Thai Engineering & Construction PCL (For. Reg.)	16,300	12,169
Sri Trang Agro-Industry PCL	17,760	6,790
Srisawad Corp. PCL	17,700	37,030
Supalai PCL:
warrants 10/19/18 (a)	875	543
(For. Reg.)	3,500	2,592
Superblock Public Co. Ltd. (a)	93,600	3,522
Superblock Public Co. Ltd. warrants 8/31/20 (a)	18,720	231
Thai Airways International PCL (For. Reg.) (a)	8,100	4,535
Thai Oil PCL (For. Reg.)	30,100	92,420
Thai Union Frozen Products PCL (For. Reg.)	41,300	22,751
Thai Vegetable Oil PCL	1,800	1,504
Thanachart Capital PCL	19,500	32,138
Thanachart Capital PCL (For. Reg.)	7,300	12,031
TISCO Financial Group PCL	10,800	28,528
TMB PCL (For. Reg.)	446,200	34,654
True Corp. PCL (For. Reg.) (a)	399,500	73,959
TThai Tap Water Supply PCL	5,000	1,641
Vibhavadi Medical Center PCL	93,584	7,832
WHA Corp. PCL	232,000	26,818

TOTAL THAILAND		3,486,644

Turkey - 0.3%
Akbank T.A.S.	54,036	142,584
Akcansa Cimento A/S	294	880
Albaraka Turk Katilim Bankasi A/S	3,589	1,230
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,054	23,468
Anadolu Sigoria	2,500	1,885
Arcelik A/S	11,166	60,988
Aselsan A/S	4,545	40,663
Aygaz A/S	428	1,818
Bim Birlesik Magazalar A/S JSC	6,008	122,502
Cimsa Cimento Sanayi Ve Ticaret A/S	254	959
Coca-Cola Icecek Sanayi A/S	3,284	33,415
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	28,292	19,689
Eregli Demir ve Celik Fabrikalari T.A.S.	34,752	81,531
Ford Otomotiv Sanayi A/S	3,281	46,315
Haci Omer Sabanci Holding A/S	30,143	83,749
Koc Holding A/S	16,969	75,864
NET Holding A/S (a)	1,018	555
Petkim Petrokimya Holding A/S	11,371	19,903
Soda Sanayii AS	1,280	1,771
TAV Havalimanlari Holding A/S	7,122	35,426
Tekfen Holding A/S	626	2,114
Tofas Turk Otomobil Fabrikasi A/S	8,164	66,456
Tupras Turkiye Petrol Rafinerileri A/S	3,613	130,003
Turk Hava Yollari AO (a)	17,102	46,795
Turk Sise ve Cam Fabrikalari A/S	66,361	77,844
Turk Telekomunikasyon (a)	4,378	7,444
Turkcell Iletisim Hizmet A/S	39,791	148,631
Turkiye Garanti Bankasi A/S	70,502	193,838
Turkiye Halk Bankasi A/S	16,480	48,047
Turkiye Is Bankasi A/S Series C	40,384	76,008
Turkiye Sinai Kalkinma Bankasi A/S	4,075	1,472
Turkiye Vakiflar Bankasi TAO	9,319	15,550
Ulker Biskuvi Sanayi A/S	5,387	28,742
Yapi ve Kredi Bankasi A/S (a)	23,496	28,491

TOTAL TURKEY		1,666,630

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	58,747	118,209
Air Arabia PJSC	150,733	50,892
Aldar Properties PJSC	115,849	75,074
Arabtec Holding Co. (a)	17,581	14,026
Damac Properties Dubai Co. PJSC (a)	36,484	39,239
Dana Gas PJSC (a)	48,405	9,885
DP World Ltd.	3,880	92,150
Dubai Islamic Bank Pakistan Ltd.	28,589	47,640
Dubai Parks and Resorts PJSC (a)	83,207	16,765
Emaar Malls Group PJSC	41,833	26,312
Emaar Properties PJSC	97,435	219,933
Emirates Telecommunications Corp.	47,097	228,903
Eshraq Properties Co. PJSC (a)	6,866	1,477
National Bank of Abu Dhabi PJSC	42,204	118,936
Orascom Construction Ltd. (a)	364	2,745
Waha Capital PJSC	6,006	2,829

TOTAL UNITED ARAB EMIRATES		1,065,015

United Kingdom - 11.2%
3i Group PLC	24,836	316,995
AA PLC	20,133	45,805
Abcam PLC	5,475	72,353
Acacia Mining PLC	2,351	5,630
Admiral Group PLC	4,855	124,063
Advanced Medical Solutions Group PLC	6,326	29,113
Aggreko PLC	6,193	77,070
Aldermore Group PLC (a)	9,257	37,007
Allied Minds PLC (a)	3,073	7,142
Amerisur Resources PLC (a)	9,213	2,386
Anglo American PLC (United Kingdom)	34,864	657,526
Antofagasta PLC	11,573	146,713
AO World PLC (a)	1,982	2,896
Arrow Global Group PLC	4,919	27,652
Ascential PLC	11,271	50,433
Ashmore Group PLC	7,208	36,848
Ashtead Group PLC	12,670	326,457
ASOS PLC (a)	1,222	92,462
Associated British Foods PLC	8,649	382,752
Assura PLC	49,922	40,048
AstraZeneca PLC (United Kingdom)	32,651	2,209,198
Auto Trader Group PLC	32,539	147,965
Aveva Group PLC	1,590	53,280
Aviva PLC	98,195	658,609
Babcock International Group PLC	5,417	58,420
BAE Systems PLC	83,065	654,331
Balfour Beatty PLC	20,627	75,064
Barclays PLC	437,055	1,078,526
Barratt Developments PLC	26,491	230,279
BBA Aviation PLC	25,806	109,061
Beazley PLC	15,798	106,065
Bellway PLC	3,561	172,628
Berkeley Group Holdings PLC	2,930	145,580
BGEO Group PLC	1,624	76,786
BHP Billiton PLC	55,021	996,191
Biffa PLC	16,227	54,742
Big Yellow Group PLC	2,006	20,715
Blue Prism Group PLC (a)	786	14,615
Bodycote PLC	6,074	75,590
Booker Group PLC	38,025	101,612
Bovis Homes Group PLC	3,558	55,573
BP PLC	493,713	3,348,687
Brewin Dolphin Holding PLC	3,892	18,257
British American Tobacco PLC (United Kingdom)	58,912	3,806,294
British Land Co. PLC	26,679	212,957
Britvic PLC	9,411	94,619
BT Group PLC	219,271	755,505
BTG PLC (a)	10,151	101,655
Bunzl PLC	9,712	302,481
Burberry Group PLC	11,241	283,964
Cairn Energy PLC (a)	19,645	55,157
Capita Group PLC	16,852	117,282
Capital & Counties Properties PLC	16,778	59,252
Card Factory PLC	8,017	33,423
Carillion PLC	13,103	7,918
Carnival PLC	5,036	332,015
Carphone Warehouse Group PLC	28,218	64,986
Centrica PLC	145,264	327,599
Chemring Group PLC	2,817	6,454
Chesnara PLC	7,489	38,294
Cineworld Group PLC	7,085	62,529
Civitas Social Housing PLC	12,154	17,757
Civitas Social Housing PLC rights 11/7/17	18,231	2,421
Clinigen Group PLC	1,942	30,358
Close Brothers Group PLC	3,611	66,616
Cobham PLC	54,638	100,869
Coca-Cola European Partners PLC	6,184	253,669
Compass Group PLC	39,032	856,921
ConvaTec Group PLC	32,188	83,748
Conviviality PLC	5,769	32,583
Costain Group PLC	1,866	10,706
Countryside Properties PLC	8,773	41,411
Countrywide PLC	278	461
Crest Nicholson PLC	7,984	60,071
Croda International PLC	3,691	205,108
CVS Group PLC	1,909	36,003
CYBG PLC (a)	27,325	114,319
Daily Mail & General Trust PLC Class A	6,539	60,229
Dairy Crest Group PLC	2,499	20,163
Dart Group PLC	3,875	30,879
De La Rue PLC	4,598	42,748
Debenhams PLC	18,859	10,958
Dechra Pharmaceuticals PLC	2,727	74,466
Derwent London PLC	3,085	109,645
DFS Furniture PLC	13,771	38,226
Diageo PLC	62,870	2,146,937
Dialog Semiconductor PLC (a)	1,814	90,121
Dignity PLC	1,628	52,391
Diploma PLC	1,629	23,345
Direct Line Insurance Group PLC	33,011	162,967
Domino's Pizza UK & IRL PLC	9,557	42,611
Drax Group PLC	8,299	30,620
DS Smith PLC	24,727	171,102
Dunelm Group PLC	2,111	20,523
easyJet PLC	3,793	67,454
Electrocomponents PLC	9,679	89,279
Elementis PLC	15,588	58,859
EMIS Group PLC	1,676	21,414
Empiric Student Property PLC	23,726	30,645
EnQuest PLC (a)	7,561	2,586
Enterprise Inns PLC (a)	7,215	12,889
Equiniti Group PLC	12,680	51,011
Essentra PLC	5,382	38,028
esure Group PLC	6,609	23,568
Evraz PLC	8,371	32,075
Faroe Petroleum PLC (a)	2,833	3,819
Fenner PLC	6,074	27,812
Ferrexpo PLC	5,975	20,173
Fever-Tree Drinks PLC	2,489	70,115
Firstgroup PLC (a)	34,023	49,706
Forterra PLC	9,489	37,808
Foxtons Group PLC	612	644
Fresnillo PLC	5,279	91,287
G4S PLC (United Kingdom)	48,768	182,007
Galliford Try PLC	1,448	23,463
GB Group PLC	4,899	28,434
Genus PLC	1,626	50,772
GKN PLC	50,446	212,623
GlaxoSmithKline PLC	126,286	2,266,499
Gocompare.com Group PLC	899	1,215
Grainger Trust PLC	16,607	61,406
Great Portland Estates PLC	10,901	89,982
Greene King PLC	9,737	69,963
Greggs PLC	2,983	50,474
Halfords Group PLC	3,024	13,274
Halma PLC	8,711	136,752
Hammerson PLC	32,141	223,685
Hansteen Holdings PLC	4,785	8,707
Hargreaves Lansdown PLC	7,206	151,408
Hastings Group Holdings PLC	4,980	20,841
Hays PLC	34,711	85,933
Helical Bar PLC	4,937	20,130
Hikma Pharmaceuticals PLC	5,320	82,245
Hill & Smith Holdings PLC	2,058	36,135
Hochschild Mining PLC	7,631	22,338
HomeServe PLC	6,241	70,954
Hostelworld Group PLC	1,535	6,967
Howden Joinery Group PLC	26,206	142,737
HSBC Holdings PLC (United Kingdom)	508,614	4,966,676
Hunting PLC (a)	1,772	12,320
Hurricane Energy PLC (a)	40,558	15,487
Ibstock PLC	8,363	27,557
IG Group Holdings PLC	8,782	76,223
Imagination Technologies Group PLC (a)	4,835	11,591
IMI PLC	7,368	119,583
Imperial Tobacco Group PLC	25,274	1,030,695
Inchcape PLC	15,061	156,326
Indivior PLC (a)	23,580	116,377
Informa PLC	20,048	185,588
Inmarsat PLC	10,502	86,619
InterContinental Hotel Group PLC	4,444	246,244
Intermediate Capital Group PLC	9,134	118,038
International Personal Finance PLC	7,621	20,471
International Quantum Epitaxy PLC (a)	16,512	31,909
Interserve PLC	750	727
Intertek Group PLC	3,979	286,695
Intu Properties PLC	19,997	57,367
Investec PLC	24,725	169,283
iomart Group PLC	1,226	5,776
ITE Group PLC	9,928	23,438
ITV PLC	110,045	240,427
J Sainsbury PLC	42,458	136,747
J.D. Weatherspoon PLC	1,928	31,880
Jackpotjoy PLC	1,132	12,268
John David Group PLC	9,302	44,180
John Laing Group PLC	5,138	19,489
John Menzies PLC	927	8,618
John Wood Group PLC	16,708	157,887
Johnson Matthey PLC	5,277	236,962
JRP Group PLC	16,722	34,247
Jupiter Fund Management PLC	11,519	90,952
Just Eat Holding Ltd. (a)	12,597	130,500
KAZ Minerals PLC (a)	6,051	65,338
Kcom Group PLC	8,465	12,086
Keller Group PLC	1,030	12,811
Keywords Studios PLC	1,183	25,108
Kier Group PLC	3,223	44,519
Kingfisher PLC	64,178	266,828
Ladbrokes PLC	58,428	98,864
Laird PLC	9,572	20,722
Land Securities Group PLC	19,432	249,311
Legal & General Group PLC	136,849	485,289
Lloyds Banking Group PLC	1,823,203	1,652,609
London Stock Exchange Group PLC	7,826	390,922
Londonmetric Properity PLC	40,117	93,988
Lonmin PLC (a)	1,093	1,459
Lookers PLC	2,630	3,668
Man Group PLC	42,624	109,599
Marks & Spencer Group PLC	41,769	190,891
Marshalls PLC	6,565	41,565
McCarthy & Stone PLC	17,225	36,604
Mediclinic International PLC	8,219	63,532
Meggitt PLC	16,672	114,811
Melrose Industries PLC	46,485	135,764
Merlin Entertainments PLC	17,134	86,202
Metro Bank PLC (a)	1,710	80,784
Micro Focus International PLC	11,540	405,395
Mitchells & Butlers PLC	6,194	21,019
Mitie Group PLC	6,852	21,568
Mondi PLC	9,802	237,067
Moneysupermarket.com Group PLC	13,694	59,092
Morgan Advanced Materials PLC	8,008	33,396
N Brown Group PLC	3,824	15,297
National Express Group PLC Class L	22,645	110,529
National Grid PLC	83,404	1,003,604
NCC Group Ltd.	7,668	23,424
NewRiver REIT PLC	15,020	66,809
NEX Group PLC	6,809	57,380
Next PLC	4,039	263,982
NMC Health PLC	1,714	65,835
Northgate PLC	1,988	11,829
Nostrum Oil & Gas LP (a)	1,976	9,878
Ocado Group PLC (a)	11,763	44,947
Old Mutual PLC	133,610	338,937
On The Beach Group PLC	3,023	16,562
OneSavings Bank PLC	3,217	17,347
Ophir Energy PLC (a)	10,673	9,249
Oxford Instruments PLC	1,621	20,464
P2P Global Investments PLC	1,277	13,339
Pagegroup PLC	9,590	59,571
Paragon Banking Group PLC	7,344	46,351
Pearson PLC	23,856	222,759
Pendragon PLC	85,397	28,639
Pennon Group PLC	11,516	121,442
Persimmon PLC	8,460	314,837
Pets At Home Group PLC	9,173	21,454
Photo-Me International PLC	11,079	26,376
Polypipe Group PLC	2,666	14,606
Premier Foods PLC (a)	23,207	12,098
Premier Oil PLC (a)	4,370	3,947
Primary Health Properties PLC	4,061	6,391
Provident Financial PLC	3,661	45,293
Prudential PLC	64,250	1,577,040
Purplebricks Group PLC (a)	5,734	27,702
PZ Cussons PLC Class L	7,591	33,321
QinetiQ Group PLC	16,719	54,203
Rank Group PLC	996	3,147
Rathbone Brothers PLC	1,656	56,327
Reckitt Benckiser Group PLC	17,034	1,523,975
Redde PLC	3,192	6,433
Redrow PLC	5,679	49,102
RELX PLC	25,439	585,525
Renishaw PLC	850	55,938
Rentokil Initial PLC	51,566	229,981
Restore PLC	3,422	24,497
Rightmove PLC	3,076	169,707
Rio Tinto PLC	31,672	1,496,839
Rolls-Royce Holdings PLC	44,323	572,785
Rotork PLC	27,264	95,125
Royal Bank of Scotland Group PLC (a)	88,892	333,929
Royal Dutch Shell PLC:
Class A (United Kingdom)	112,617	3,545,160
Class B (United Kingdom)	94,550	3,044,254
Royal Mail PLC	24,809	123,365
RPC Group PLC	9,839	123,163
RPS Group PLC	1,810	7,074
RSA Insurance Group PLC	31,075	259,603
Safestore Holdings PLC	4,786	28,299
Saga PLC	59,263	150,415
Sage Group PLC	28,334	280,545
Savills PLC	2,288	28,352
Scapa Group PLC	4,991	31,885
Schroders PLC	3,113	144,419
Scottish & Southern Energy PLC	26,652	489,198
Segro PLC	29,366	211,783
Senior Engineering Group PLC	11,265	43,134
Serco Group PLC (a)	34,128	52,851
Severn Trent PLC	5,404	151,513
Shaftesbury PLC	6,361	83,639
Shanks Group PLC	22,634	31,204
SIG PLC	12,607	28,883
Sirius Minerals PLC (a)	103,835	36,959
SKY PLC	26,908	337,008
Smart Metering Systems PLC	2,619	28,106
Smith & Nephew PLC	21,672	408,768
Smiths Group PLC	10,604	221,255
SOCO International PLC	500	774
Softcat PLC	3,043	21,683
Sophos Group PLC	8,517	70,247
Sound Energy PLC (a)	8,859	6,413
Spectris PLC	3,313	112,644
Spirax-Sarco Engineering PLC	1,686	126,518
Spire Healthcare Group PLC	3,740	14,753
Sports Direct International PLC (a)	6,585	34,581
SSP Group PLC	13,135	102,055
St. James's Place Capital PLC	14,085	220,181
St. Modwen Properties PLC	10,219	51,670
Stagecoach Group PLC	12,696	28,126
Standard Chartered PLC (United Kingdom) (a)	85,944	856,556
Standard Life PLC	73,567	419,949
Stock Spirits Group PLC	10,658	35,672
SuperGroup PLC	4,044	99,579
Synthomer PLC	15,742	102,406
TalkTalk Telecom Group PLC (b)	14,984	42,489
Tate & Lyle PLC	14,974	128,574
Taylor Wimpey PLC	85,227	225,823
Ted Baker PLC	549	20,198
Telecom Plus PLC	1,569	25,423
Tesco PLC	218,327	526,078
The Go-Ahead Group PLC	653	15,351
The Restaurant Group PLC	3,104	12,520
The Weir Group PLC	6,610	171,455
Thomas Cook Group PLC	43,302	68,899
TORM PLC	167	1,608
Travis Perkins PLC	7,968	160,857
Tritax Big Box REIT PLC	24,098	47,144
Tullett Prebon PLC	17,989	130,092
Tullow Oil PLC (a)	31,855	77,001
Ultra Electronics Holdings PLC	3,091	74,881
Unilever PLC	32,446	1,838,844
Unite Group PLC	4,647	43,389
United Utilities Group PLC	18,269	202,119
Vectura Group PLC (a)	18,438	24,488
Vedanta Resources PLC	2,315	27,303
Vesuvius PLC	6,559	51,223
Victrex PLC	2,875	91,566
Virgin Money Holdings Uk PLC	7,048	27,315
Vodafone Group PLC	671,546	1,920,849
Watkin Jones PLC	6,697	20,880
WH Smith PLC	1,829	49,725
Whitbread PLC	4,443	217,923
William Hill PLC	23,323	80,043
WM Morrison Supermarkets PLC	51,100	152,161
Wolverhampton & Dudley Breweries PLC	23,336	33,039
Workspace Group PLC	1,823	21,428
Worldpay Group PLC	52,017	280,404
Zpg PLC	7,068	32,856

TOTAL UNITED KINGDOM		72,351,877

United States of America - 0.1%
Sohu.com, Inc. (a)	611	34,968
Southern Copper Corp.	1,820	78,169
Yum China Holdings, Inc.	10,506	423,917

TOTAL UNITED STATES OF AMERICA		537,054

TOTAL COMMON STOCKS
(Cost $571,374,504)		629,285,789

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Alpargatas SA (PN)	5,800	30,673
Banco ABC Brasil SA	3,211	17,619
Banco Bradesco SA (PN)	80,305	851,337
Banco do Estado Rio Grande do Sul SA	5,300	24,691
Bradespar SA (PN)	6,779	49,734
Braskem SA (PN-A)	5,300	84,831
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	4,462	34,563
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)	4,561	106,242
Companhia de Saneamento do Parana	4,600	15,257
Companhia Energetica de Minas Gerais (CEMIG) (PN)	18,200	43,006
Companhia Energetica de Sao Paulo Series B	5,300	21,062
Companhia Paranaense de Energia-Copel (PN-B)	1,300	9,931
Eletropaulo Metropolitana SA (PN-B)	1,200	5,407
Gerdau SA (PN)	26,703	89,383
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	8,891
Itau Unibanco Holding SA	82,307	1,057,992
Itausa-Investimentos Itau SA (PN)	100,752	322,771
Lojas Americanas SA (PN)	2,700	14,510
Marcopolo SA (PN)	10,100	12,257
Metalurgica Gerdau SA (PN) (a)	20,800	32,491
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	118,586	607,920
Suzano Papel e Celulose SA	10,400	64,632
Telefonica Brasil SA	10,300	159,004
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	16,600	44,706

TOTAL BRAZIL		3,708,910

Chile - 0.0%
Embotelladora Andina SA Class B	5,542	27,995
Sociedad Quimica y Minera de Chile SA (PN-B)	2,528	150,878

TOTAL CHILE		178,873

Colombia - 0.0%
Bancolombia SA (PN)	6,414	61,145
Grupo Aval Acciones y Valores SA	72,436	30,122
Grupo de Inversiones Suramerica SA	1,266	15,631

TOTAL COLOMBIA		106,898

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,277	198,715
Draegerwerk AG & Co. KGaA (non-vtg.)	125	14,364
Fuchs Petrolub AG	2,521	141,529
Henkel AG & Co. KGaA	3,459	485,521
Jungheinrich AG	1,253	56,908
Porsche Automobil Holding SE (Germany)	4,655	337,868
Sartorius AG (non-vtg.)	866	80,711
Sixt AG Preference Shares	227	14,652
Sto SE & Co. KGaA	28	4,240
Volkswagen AG	4,764	865,143

TOTAL GERMANY		2,199,651

Italy - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,220	19,341
Danieli & C. Officine Meccaniche SpA	1,027	17,083
Telecom Italia SpA (Risparmio Shares)	255,391	181,619

TOTAL ITALY		218,043

Korea (South) - 0.3%
AMOREPACIFIC Corp.	528	84,294
Daishin Securities Co. Ltd.	205	1,722
Hyundai Motor Co.	1,277	117,639
Hyundai Motor Co. Series 2	1,226	123,906
LG Chemical Ltd.	665	154,341
LG Household & Health Care Ltd.	112	65,612
Samsung Electronics Co. Ltd.	511	1,023,746

TOTAL KOREA (SOUTH)		1,571,260

Panama - 0.0%
Avianca Holdings SA 0.00%	19,286	16,927
Russia - 0.0%
AK Transneft OAO	11	34,798
Surgutneftegas OJSC	156,855	77,784

TOTAL RUSSIA		112,582

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	2,038,858	2,708
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,060,577)		8,115,852
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18(f)
(Cost $99,246)	$100,000	99,167
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.10% (g)	4,028,975	4,029,781
Fidelity Securities Lending Cash Central Fund 1.11% (g)(h)	6,846,192	6,846,877
TOTAL MONEY MARKET FUNDS
(Cost $10,877,325)		10,876,658
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $589,411,652)		648,377,466
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,519,761)
NET ASSETS - 100%		$644,857,705
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	50	Dec. 2017	$5,018,500	$6,907	$6,907
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	31	Dec. 2017	1,742,510	(2,875)	(2,875)
TME S&P/TSX 60 Index Contracts (Canada)	3	Dec. 2017	439,780	5,222	5,222
TOTAL FUTURES CONTRACTS					$9,254

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,718 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,832 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,167.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nufarm Ltd.	10/27/17	$3,079

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,141
Fidelity Securities Lending Cash Central Fund	7,262
Total	$146,403

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$75,896,539	$48,796,007	$27,095,483	$5,049
Consumer Staples	57,555,572	24,787,701	32,732,016	35,855
Energy	39,666,435	21,669,597	17,984,091	12,747
Financials	136,250,597	93,191,807	43,057,757	1,033
Health Care	47,783,754	15,440,734	32,343,020	--
Industrials	83,584,875	50,178,203	33,406,672	--
Information Technology	75,346,800	40,833,437	34,498,630	14,733
Materials	53,345,077	36,052,682	17,292,217	178
Real Estate	25,880,863	20,762,760	5,118,103	--
Telecommunication Services	23,381,252	9,102,202	14,279,050	--
Utilities	18,709,877	14,432,863	4,277,014	--
Government Obligations	99,167	--	99,167	--
Money Market Funds	10,876,658	10,876,658	--	--
Total Investments in Securities:	$648,377,466	$386,124,651	$262,183,220	$69,595
Derivative Instruments:
Assets
Futures Contracts	$12,129	$12,129	$--	$--
Total Assets	$12,129	$12,129	$--	$--
Liabilities
Futures Contracts	$(2,875)	$(2,875)	$--	$--
Total Liabilities	$(2,875)	$(2,875)	$--	$--
Total Derivative Instruments:	$9,254	$9,254	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$8,612,859
Level 2 to Level 1	$1,310,405

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$12,129	$(2,875)
Total Equity Risk	12,129	(2,875)
Total Value of Derivatives	$12,129	$(2,875)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $6,815,129) — See accompanying schedule: Unaffiliated issuers (cost $578,534,327)	$637,500,808
Fidelity Central Funds (cost $10,877,325)	10,876,658
Total Investment in Securities (cost $589,411,652)		$648,377,466
Segregated cash with brokers for derivative instruments		115,088
Cash		77
Foreign currency held at value (cost $589,265)		590,328
Receivable for investments sold		8,697
Receivable for fund shares sold		2,492,824
Dividends receivable		1,190,810
Distributions receivable from Fidelity Central Funds		18,368
Receivable for daily variation margin on futures contracts		28,013
Other receivables		562
Total assets		652,822,233
Liabilities
Payable for investments purchased	$35,934
Payable for fund shares redeemed	799,832
Accrued management fee	30,556
Other affiliated payables	15,504
Other payables and accrued expenses	234,810
Collateral on securities loaned	6,847,892
Total liabilities		7,964,528
Net Assets		$644,857,705
Net Assets consist of:
Paid in capital		$576,573,880
Undistributed net investment income		7,662,757
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,882,892
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		58,738,176
Net Assets		$644,857,705
Investor Class:
Net Asset Value, offering price and redemption price per share ($13,060,344 ÷ 1,054,825 shares)		$12.38
Premium Class:
Net Asset Value, offering price and redemption price per share ($391,740,983 ÷ 31,620,611 shares)		$12.39
Institutional Class:
Net Asset Value, offering price and redemption price per share ($104,568,767 ÷ 8,439,338 shares)		$12.39
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($135,487,611 ÷ 10,932,045 shares)		$12.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$9,247,128
Interest		1,221
Income from Fidelity Central Funds		146,403
Income before foreign taxes withheld		9,394,752
Less foreign taxes withheld		(834,408)
Total income		8,560,344
Expenses
Management fee	$187,944
Transfer agent fees	119,897
Independent trustees' fees and expenses	979
Miscellaneous	636
Total expenses before reductions	309,456
Expense reductions	(474)	308,982
Net investment income (loss)		8,251,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,495)	612,030
Fidelity Central Funds	(710)
Foreign currency transactions	(368,314)
Futures contracts	1,777,319
Total net realized gain (loss)		2,020,325
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $234,805)	58,993,971
Fidelity Central Funds	(667)
Assets and liabilities in foreign currencies	239
Futures contracts	44,068
Total change in net unrealized appreciation (depreciation)		59,037,611
Net gain (loss)		61,057,936
Net increase (decrease) in net assets resulting from operations		$69,309,298

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	For the period June 7, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,251,362	$236,307
Net realized gain (loss)	2,020,325	67,258
Change in net unrealized appreciation (depreciation)	59,037,611	(299,435)
Net increase (decrease) in net assets resulting from operations	69,309,298	4,130
Distributions to shareholders from net investment income	(438,332)	–
Distributions to shareholders from net realized gain	(81,892)	–
Total distributions	(520,224)	–
Share transactions - net increase (decrease)	518,835,415	57,187,236
Redemption fees	38,564	3,286
Total increase (decrease) in net assets	587,663,053	57,194,652
Net Assets
Beginning of period	57,194,652	–
End of period	$644,857,705	$57,194,652
Other Information
Undistributed net investment income end of period	$7,662,757	$184,189

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Index Fund Investor Class

Years ended October 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.08
Net realized and unrealized gain (loss)	2.05	–C
Total from investment operations	2.34	.08
Distributions from net investment income	(.03)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	–
Redemption fees added to paid in capitalB,C	–	–
Net asset value, end of period	$12.38	$10.08
Total ReturnD,E	23.31%	.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.18%	.21%H
Expenses net of fee waivers, if any	.18%	.18%H
Expenses net of all reductions	.18%	.18%H
Net investment income (loss)	2.53%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,060	$3,170
Portfolio turnover rateI	2%	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Premium Class

Years ended October 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.30	.08
Net realized and unrealized gain (loss)	2.04	.01C
Total from investment operations	2.34	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.04)D	–
Redemption fees added to paid in capitalB,E	–	–
Net asset value, end of period	$12.39	$10.09
Total ReturnF,G	23.34%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.11%	.11%J
Expenses net of fee waivers, if any	.11%	.11%J
Expenses net of all reductions	.11%	.11%J
Net investment income (loss)	2.60%	2.05%J
Supplemental Data
Net assets, end of period (000 omitted)	$391,741	$51,494
Portfolio turnover rateK	2%	1%L

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Class

Years ended October 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.30	.08
Net realized and unrealized gain (loss)	2.05	.01C
Total from investment operations	2.35	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$12.39	$10.09
Total ReturnE,F	23.35%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.13%I
Expenses net of fee waivers, if any	.09%	.09%I
Expenses net of all reductions	.09%	.09%I
Net investment income (loss)	2.62%	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$104,569	$1,241
Portfolio turnover rateJ	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Premium Class

Years ended October 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.31	.08
Net realized and unrealized gain (loss)	2.04	.01C
Total from investment operations	2.35	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$12.39	$10.09
Total ReturnE,F	23.37%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%	.10%I
Expenses net of fee waivers, if any	.06%	.06%I
Expenses net of all reductions	.06%	.06%I
Net investment income (loss)	2.65%	2.09%I
Supplemental Data
Net assets, end of period (000 omitted)	$135,488	$1,289
Portfolio turnover rateJ	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$70,245,634
Gross unrealized depreciation	(12,548,894)
Net unrealized appreciation (depreciation)	$57,696,740
Tax Cost	$590,685,948

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,737,803
Undistributed long-term capital gain	$1,086,173
Net unrealized appreciation (depreciation) on securities and other investments	$57,694,653

The tax character of distributions paid was as follows:

October 31, 2017
Ordinary Income	$473,428
Long-term Capital Gains	46,796
Total	$520,224

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $529,748,784 and $4,645,558, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2017, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.10%
Institutional Class	.08%
Institutional Premium Class	.06%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .18%, .11%, .09% and .06% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .11%, .04% and .02% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .12%, .05% and .03% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$9,595.12
Premium Class	96,013.05
Institutional Class	14,289.03
	$119,897

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $59,382.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $636 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,262.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $474.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2017	Year ended October 31, 2016(a)
From net investment income
Investor Class	$12,356	$–
Premium Class	274,306	–
Institutional Class	147,084	–
Institutional Premium Class	4,586	–
Total	$438,332	$–
From net realized gain
Investor Class	$2,668	$–
Premium Class	51,468	–
Institutional Class	26,952	–
Institutional Premium Class	804	–
Total	$81,892	$–

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2017	Year ended October 31, 2016(a)	Year ended October 31, 2017	Year ended October 31, 2016(a)
Investor Class
Shares sold	2,080,742	1,048,423	$23,149,243	$10,529,010
Reinvestment of distributions	1,459	–	14,518	–
Shares redeemed	(1,341,742)	(734,057)	(15,054,293)	(7,343,736)
Net increase (decrease)	740,459	314,366	$8,109,468	$3,185,274
Premium Class
Shares sold	29,938,258	5,723,071	$332,799,582	$57,674,176
Reinvestment of distributions	29,064	–	289,118	–
Shares redeemed	(3,451,383)	(618,399)	(39,220,046)	(6,220,113)
Net increase (decrease)	26,515,939	5,104,672	$293,868,654	$51,454,063
Institutional Class
Shares sold	8,773,177	250,000	$96,370,730	$2,500,000
Reinvestment of distributions	17,495	–	174,036	–
Shares redeemed	(474,363)	(126,971)	(5,749,005)	(1,250,000)
Net increase (decrease)	8,316,309	123,029	$90,795,761	$1,250,000
Institutional Premium Class
Shares sold	10,950,498	254,703	$127,826,848	$2,547,899
Reinvestment of distributions	542	–	5,390	–
Shares redeemed	(146,727)	(126,971)	(1,770,706)	(1,250,000)
Net increase (decrease)	10,804,313	127,732	$126,061,532	$1,297,899

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Total International Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total International Index Fund (a fund of Fidelity Salem Street Trust) as of October 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 7, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total International Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 13, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Investor Class	.17%
Actual		$1,000.00	$1,119.30	$.91
Hypothetical-C		$1,000.00	$1,024.35	$.87
Premium Class	.10%
Actual		$1,000.00	$1,119.20	$.53
Hypothetical-C		$1,000.00	$1,024.70	$.51
Institutional Class	.08%
Actual		$1,000.00	$1,119.20	$.43
Hypothetical-C		$1,000.00	$1,024.80	$.41
Institutional Premium Class	.06%
Actual		$1,000.00	$1,119.20	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Total International Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total International Index Fund
Investor Class	12/11/17	12/08/17	$0.15600	$0.05700
Premium Class	12/11/17	12/08/17	$0.16464	$0.05700
Institutional Class	12/11/17	12/08/17	$0.16710	$0.05700
Institutional Premium Class	12/11/17	12/08/17	$0.16957	$0.05700

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2017, $1,093,942, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the following fund qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Total International Index Fund
December 16, 2016	100%	89%	86%	82%
December 27, 2016	80%	80%	80%	80%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Total International Index Fund
Investor Class	12/19/16	$0.0198	$0.0019
Investor Class	12/28/16	$0.0030	$0.0000
Premium Class	12/19/16	$0.0222	$0.0019
Premium Class	12/28/16	$0.0030	$0.0000
Institutional Class	12/19/16	$0.0229	$0.0019
Institutional Class	12/28/16	$0.0030	$0.0000
Institutional Premium Class	12/19/16	$0.0239	$0.0019
Institutional Premium Class	12/28/16	$0.0030	$0.0000

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Total International Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.20% to 0.06%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode. At its July 2017 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

Historical Management Fees (BP) vs. Competitive Medians (BP):

Total International Index - Mgmt Fee
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
19
18
6

	2016
TMG %	15%
Funds	48
ASPG Quartile	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.09% (0.08% effective August 1, 2017); Institutional Premium Class: 0.06%; Investor Class: 0.18% (0.17% effective August 1, 2017); and Premium Class: 0.11% (0.10% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TI1-I-ANN-1217
1.9879613.101

Fidelity® Emerging Markets Index Fund Investor Class and Premium Class Fidelity® Global ex U.S. Index Fund Investor Class and Premium Class Annual Report October 31, 2017

Contents

Fidelity® Emerging Markets Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	25.97%	4.74%	3.49%
Premium Class	26.14%	4.87%	3.61%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$12,347	Fidelity® Emerging Markets Index Fund - Investor Class
$12,837	MSCI Emerging Markets Index

Fidelity® Emerging Markets Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the 12 months ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In the energy sector (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes gained roughly 26%, about in the line with the 26.50% increase in the benchmark MSCI Emerging Markets Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment for emerging markets, many more stocks contributed than detracted this period. On an absolute basis, the fund’s top individual contributor was China-based media company Tencent Holdings, whose strong financial results pushed its shares up roughly 69%. South Korea’s Samsung Electronics (+75%) continued to gain ground, as the consumer electronics company bounced back from a difficult 2016. Chinese e-commerce giant Alibaba Group (+82%) continued to produce strong growth this period, while shares of Taiwan Semiconductor (+38%) benefited from steady demand for the chipmaker's products. In contrast, the fund’s biggest individual detractor was telecom services provider China Mobile, whose shares returned about -7%. Russian food-retailing company Magnit (-27%) also hampered results, as did Steinhoff International (-17%), a German clothing and food retailer based in South Africa that in August was hurt by allegations of accounting fraud.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.8	3.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.6	4.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.0	2.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.8	3.5
Naspers Ltd. Class N (South Africa, Media)	2.0	1.8
China Construction Bank Corp. (H Shares) (China, Banks)	1.4	1.5
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.3	1.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.2	1.4
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.1
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.1	1.1
	25.3

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.7	24.6
Financials	23.7	24.5
Consumer Discretionary	9.8	10.3
Materials	7.0	7.1
Energy	6.8	7.0
Consumer Staples	5.9	6.7
Industrials	5.2	5.7
Telecommunication Services	4.8	5.5
Real Estate	2.6	2.2
Utilities	2.1	2.4

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Korea (South)	15.4%
Cayman Islands	15.3%
Taiwan	11.5%
China	9.6%
India	8.5%
Brazil	7.0%
South Africa	5.8%
Hong Kong	3.3%
Russia	3.2%
Other*	20.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2017
Korea (South)	14.6%
Cayman Islands	12.2%
Taiwan	11.9%
China	9.8%
India	8.7%
Brazil	7.3%
South Africa	6.3%
Russia	3.6%
Mexico	3.6%
Other*	22.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.1	99.9
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)	0.1

Fidelity® Emerging Markets Index Fund

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 94.3%
		Shares	Value
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)(b)		820,000	$439,357
Alibaba Pictures Group Ltd. (a)		3,340,000	543,723
Beijing Enterprises Water Group Ltd.		1,288,000	1,081,396
Brilliance China Automotive Holdings Ltd.		798,000	2,017,146
China Gas Holdings Ltd.		450,000	1,367,062
China Resource Gas Group Ltd.		228,000	834,389
Cosco Shipping Ports Ltd.		429,823	498,064
Credicorp Ltd.		6,502	1,364,315
Credicorp Ltd. (United States)		11,429	2,393,690
GOME Electrical Appliances Holdings Ltd.		2,768,802	354,911
Haier Electronics Group Co. Ltd.		335,000	882,438
Hanergy Thin Film Power Group Ltd. (a)(c)		1,618,000	2
Kunlun Energy Co. Ltd.		836,000	774,769
Nine Dragons Paper (Holdings) Ltd.		433,000	794,801
Sihuan Pharmaceutical Holdings Group Ltd.		989,000	357,497

TOTAL BERMUDA			13,703,560

Brazil - 4.4%
Ambev SA		1,241,400	7,931,177
Banco Bradesco SA		249,341	2,498,517
Banco do Brasil SA		226,500	2,384,575
Banco Santander SA (Brasil) unit		110,500	966,406
BB Seguridade Participacoes SA		185,600	1,573,285
BM&F BOVESPA SA		545,114	3,982,583
BR Malls Participacoes SA		216,195	838,001
Brasil Foods SA (a)		118,500	1,602,918
CCR SA		323,300	1,798,692
Centrais Eletricas Brasileiras SA (Electrobras) (a)		54,400	366,680
Cielo SA		323,314	2,211,894
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		88,600	807,104
Companhia Energetica de Minas Gerais (CEMIG) rights 11/29/17 (a)		31,218	11,070
Companhia Siderurgica Nacional SA (CSN) (a)		163,000	420,044
Cosan SA Industria e Comercio		44,600	509,901
CPFL Energia SA		67,272	565,518
Drogasil SA		60,100	1,436,866
Duratex SA		79,305	231,760
EDP Energias do Brasil SA		78,757	346,682
Embraer SA		173,500	831,090
ENGIE Brasil Energia SA		41,500	454,162
Equatorial Energia SA		52,000	969,645
Fibria Celulose SA		65,800	1,052,784
Hypermarcas SA		90,400	945,092
Itausa-Investimentos Itau SA		527	1,624
JBS SA		207,600	478,496
Klabin SA unit		153,500	886,849
Kroton Educacional SA		365,148	2,008,074
Localiza Rent A Car SA		42,884	758,627
Lojas Americanas SA		58,598	256,332
Lojas Renner SA		188,890	1,990,929
M. Dias Branco SA		25,500	375,332
Multiplan Empreendimentos Imobiliarios SA		21,486	469,614
Natura Cosmeticos SA		43,500	411,823
Odontoprev SA		69,300	333,440
Petroleo Brasileiro SA - Petrobras (ON) (a)		788,300	4,197,776
Porto Seguro SA		28,300	308,927
Qualicorp SA		59,600	637,667
Rumo SA		283,000	1,098,676
Sul America SA unit		50,174	275,004
Terna Participacoes SA unit		47,200	295,785
TIM Participacoes SA		218,700	810,941
Ultrapar Participacoes SA		95,800	2,287,158
Vale SA		764,655	7,503,263
Weg SA		151,240	983,825

TOTAL BRAZIL			61,106,608

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)		376,000	68,901
Cayman Islands - 15.3%
3SBio, Inc. (a)		278,500	498,354
58.com, Inc. ADR (a)		23,590	1,584,540
AAC Technology Holdings, Inc.		194,000	3,551,055
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		299,241	55,326,668
Anta Sports Products Ltd.		280,000	1,252,596
Autohome, Inc. ADR Class A (a)(b)		13,768	791,798
Baidu.com, Inc. sponsored ADR (a)		72,003	17,564,412
Chailease Holding Co. Ltd.		315,000	813,159
China Conch Venture Holdings Ltd.		417,000	849,886
China Huishan Dairy Holdings Co. Ltd. (b)(c)		888,000	47,807
China Medical System Holdings Ltd.		323,000	597,029
China Mengniu Dairy Co. Ltd.		725,000	2,007,332
China Resources Land Ltd.		732,744	2,183,749
China State Construction International Holdings Ltd.		587,000	824,662
Country Garden Holdings Co. Ltd.		1,404,737	2,225,568
Ctrip.com International Ltd. ADR (a)(b)		103,476	4,955,466
ENN Energy Holdings Ltd.		197,000	1,444,407
Evergrande Real Estate Group Ltd. (a)		858,000	3,304,907
Fullshare Holdings Ltd. (b)		1,822,500	780,264
GCL-Poly Energy Holdings Ltd. (a)(b)		3,360,000	577,127
Geely Automobile Holdings Ltd.		1,290,000	3,993,322
General Interface Solution Holding Ltd.		43,000	394,502
Haitian International Holdings Ltd.		172,000	514,805
Hengan International Group Co. Ltd.		188,500	1,858,083
JD.com, Inc. sponsored ADR (a)		172,718	6,480,379
Kingsoft Corp. Ltd.		212,000	535,340
Longfor Properties Co. Ltd.		388,500	907,333
Minth Group Ltd.		180,000	971,364
Momo, Inc. ADR (a)(b)		28,660	873,270
NetEase, Inc. ADR (b)		20,737	5,846,175
New Oriental Education & Technology Group, Inc. sponsored ADR		35,309	2,939,121
Semiconductor Manufacturing International Corp. (a)(b)		737,700	1,131,951
Shenzhou International Group Holdings Ltd.		196,000	1,673,238
Shimao Property Holdings Ltd.		309,500	648,246
SINA Corp.		14,753	1,588,160
Sino Biopharmaceutical Ltd.		1,189,000	1,388,442
SOHO China Ltd.		555,000	321,558
Sunac China Holdings Ltd. (b)		543,000	2,763,235
Sunny Optical Technology Group Co. Ltd.		188,000	2,752,019
TAL Education Group ADR		73,678	2,026,145
Tencent Holdings Ltd.		1,494,600	67,174,951
Tingyi (Cayman Islands) Holding Corp.		502,000	791,473
Vipshop Holdings Ltd. ADR (a)		105,702	835,046
Want Want China Holdings Ltd.		1,329,000	1,086,859
Weibo Corp. sponsored ADR (a)(b)		12,276	1,137,371
YY, Inc. ADR (a)		11,385	1,029,090
Zhen Ding Technology Holding Ltd.		109,000	273,422

TOTAL CAYMAN ISLANDS			213,115,686

Chile - 1.1%
AES Gener SA		776,056	268,245
Aguas Andinas SA		668,888	436,151
Banco de Chile		6,655,202	1,019,534
Banco de Credito e Inversiones		10,097	679,003
Banco Santander Chile		17,586,642	1,381,620
Cencosud SA		367,881	1,098,239
Colbun SA		2,146,647	502,689
Compania Cervecerias Unidas SA		38,835	553,136
Compania de Petroleos de Chile SA (COPEC)		121,290	1,868,565
CorpBanca SA		39,357,532	370,417
Empresa Nacional de Electricidad SA		869,755	762,356
Empresa Nacional de Electricidad SA sponsored ADR		203	5,258
Empresa Nacional de Telecomunicaciones SA (ENTEL)		37,837	437,553
Empresas CMPC SA		319,777	1,024,472
Enel Chile SA		5,061,507	590,092
Enersis SA		7,609,651	1,632,049
LATAM Airlines Group SA		78,925	1,090,032
LATAM Airlines Group SA sponsored ADR		212	2,879
S.A.C.I. Falabella		191,656	1,836,910
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	10,036

TOTAL CHILE			15,569,236

China - 9.6%
Agricultural Bank of China Ltd. (H Shares)		6,872,000	3,232,784
Air China Ltd. (H Shares)		478,000	455,244
Aluminum Corp. of China Ltd. (H Shares) (a)		1,026,000	824,076
AviChina Industry & Technology Co. Ltd. (H Shares)		587,000	340,850
Bank Communications Co. Ltd. (H Shares)		2,309,000	1,740,318
Bank of China Ltd. (H Shares)		20,883,000	10,412,858
Beijing Capital International Airport Co. Ltd. (H Shares)		388,000	636,604
BYD Co. Ltd. (H Shares) (b)		167,000	1,460,205
CGN Power Co. Ltd. (H Shares)		2,842,000	834,232
China Cinda Asset Management Co. Ltd. (H Shares)		2,263,000	878,931
China CITIC Bank Corp. Ltd. (H Shares)		2,321,000	1,493,504
China Coal Energy Co. Ltd. (H Shares)		555,000	253,974
China Communications Construction Co. Ltd. (H Shares)		1,169,000	1,419,031
China Communications Services Corp. Ltd. (H Shares)		620,000	375,907
China Construction Bank Corp. (H Shares)		22,118,000	19,732,520
China Everbright Bank Co. Ltd. (H Shares)		720,000	339,631
China Galaxy Securities Co. Ltd. (H Shares)		882,500	769,221
China Huarong Asset Management Co. Ltd.		1,603,000	754,097
China Life Insurance Co. Ltd. (H Shares)		1,958,000	6,491,363
China Longyuan Power Grid Corp. Ltd. (H Shares)		831,000	615,682
China Merchants Bank Co. Ltd. (H Shares)		1,026,846	3,915,793
China Minsheng Banking Corp. Ltd. (H Shares)		1,452,200	1,405,403
China National Building Materials Co. Ltd. (H Shares)		758,000	639,326
China Oilfield Services Ltd. (H Shares)		460,000	407,440
China Pacific Insurance (Group) Co. Ltd. (H Shares)		694,800	3,424,393
China Petroleum & Chemical Corp. (H Shares)		6,719,000	4,933,888
China Railway Construction Corp. Ltd. (H Shares)		510,000	640,001
China Railway Group Ltd. (H Shares)		1,082,000	869,605
China Shenhua Energy Co. Ltd. (H Shares)		895,000	2,138,437
China Southern Airlines Ltd. (H Shares)		458,000	338,155
China Telecom Corp. Ltd. (H Shares)		3,634,000	1,821,332
China Vanke Co. Ltd. (H Shares)		307,500	1,093,794
Chongqing Changan Automobile Co. Ltd. (B Shares)		168,800	220,915
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		651,000	442,267
CITIC Securities Co. Ltd. (H Shares)		600,000	1,332,069
Conch Cement Co. Ltd. (H Shares)		323,000	1,380,784
CRRC Corp. Ltd. (H Shares)		1,116,600	1,100,656
Dongfeng Motor Group Co. Ltd. (H Shares)		718,000	984,772
Fuyao Glass Industries Group Co. Ltd.		135,600	516,230
GF Securities Co. Ltd. (H Shares)		369,000	786,113
Great Wall Motor Co. Ltd. (H Shares)		807,000	1,016,844
Guangzhou Automobile Group Co. Ltd. (H Shares)		554,000	1,377,650
Guangzhou R&F Properties Co. Ltd. (H Shares)		244,400	520,667
Haitong Securities Co. Ltd. (H Shares)		851,600	1,347,033
Huaneng Power International, Inc. (H Shares)		1,112,000	744,051
Huaneng Renewables Corp. Ltd. (H Shares)		1,292,000	443,838
Huatai Securities Co. Ltd. (H Shares)		436,200	941,576
Industrial & Commercial Bank of China Ltd. (H Shares)		19,390,000	15,384,944
Jiangsu Expressway Co. Ltd. (H Shares)		320,000	490,579
Jiangxi Copper Co. Ltd. (H Shares)		322,000	513,457
New China Life Insurance Co. Ltd. (H Shares)		201,300	1,257,899
People's Insurance Co. of China Group (H Shares)		1,801,000	856,476
PetroChina Co. Ltd. (H Shares)		5,562,000	3,635,874
PICC Property & Casualty Co. Ltd. (H Shares)		1,215,227	2,408,210
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,371,000	12,038,032
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		524,000	376,138
Shanghai Electric Group Co. Ltd. (H Shares) (a)		710,000	322,173
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		128,500	641,561
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,725	275,829
Shanghai Pharma Holding Co. Ltd. (H Shares)		185,900	480,155
Sinopec Engineering Group Co. Ltd. (H Shares)		345,500	296,280
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		883,000	526,309
Sinopharm Group Co. Ltd. (H Shares)		308,400	1,379,645
TravelSky Technology Ltd. (H Shares)		240,000	621,427
Tsingtao Brewery Co. Ltd. (H Shares)		100,000	418,515
Weichai Power Co. Ltd. (H Shares)		515,200	640,582
Yanzhou Coal Mining Co. Ltd. (H Shares)		486,000	484,667
Zhejiang Expressway Co. Ltd. (H Shares)		362,000	447,779
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		144,900	847,884
Zijin Mng Group Co. Ltd. (H Shares)		1,532,000	530,213
ZTE Corp. (H Shares) (a)		183,080	634,798

TOTAL CHINA			133,353,490

Colombia - 0.3%
Bancolombia SA		68,557	635,528
Bancolombia SA sponsored ADR		76	2,869
Cementos Argos SA		115,814	422,589
Ecopetrol SA		1,254,195	686,456
Grupo de Inversiones Suramerica SA		63,159	801,828
Interconexion Electrica SA ESP		97,375	426,369
Inversiones Argos SA		77,206	503,531

TOTAL COLOMBIA			3,479,170

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		41,000	898,949
Komercni Banka A/S		20,319	873,487
MONETA Money Bank A/S		128,290	438,523
Telefonica Czech Rep A/S		17,324	210,995

TOTAL CZECH REPUBLIC			2,421,954

Egypt - 0.1%
Commercial International Bank SAE		271,504	1,216,143
Commercial International Bank SAE sponsored GDR		2,831	12,924
EFG-Hermes Holding SAE		117,117	152,732
Global Telecom Holding (a)		539,180	205,134

TOTAL EGYPT			1,586,933

Greece - 0.3%
Alpha Bank AE (a)		368,197	733,409
EFG Eurobank Ergasias SA (a)		461,795	377,083
Ff Group (a)		7,797	163,300
Greek Organization of Football Prognostics SA		56,634	634,633
Hellenic Telecommunications Organization SA		66,831	794,051
Jumbo SA		26,260	422,128
National Bank of Greece SA (a)		1,469,618	486,077
Piraeus Bank SA (a)		76,889	221,223
Titan Cement Co. SA (Reg.)		11,966	288,808

TOTAL GREECE			4,120,712

Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.		132,000	784,244
China Everbright International Ltd.		660,000	930,602
China Everbright Ltd.		236,000	559,643
China Jinmao Holdings Group Ltd.		996,000	446,843
China Merchants Holdings International Co. Ltd.		352,077	1,101,171
China Mobile Ltd.		1,616,000	16,254,327
China Overseas Land and Investment Ltd.		1,014,000	3,288,410
China Power International Development Ltd.		915,000	290,871
China Resources Beer Holdings Co. Ltd.		430,878	1,242,694
China Resources Power Holdings Co. Ltd.		495,691	953,081
China Taiping Insurance Group Ltd.		421,177	1,387,475
China Unicom Ltd. (a)		1,580,000	2,241,797
CITIC Pacific Ltd.		1,518,000	2,222,109
CNOOC Ltd.		4,690,000	6,403,696
CNOOC Ltd. sponsored ADR		200	27,340
CSPC Pharmaceutical Group Ltd.		1,104,000	1,918,917
Far East Horizon Ltd.		511,000	507,633
Fosun International Ltd.		669,000	1,658,479
Guangdong Investment Ltd.		768,000	1,112,416
Lenovo Group Ltd.		1,938,000	1,122,845
Shanghai Industrial Holdings Ltd.		120,000	368,395
Sino-Ocean Group Holding Ltd.		784,979	512,157
Sun Art Retail Group Ltd.		623,000	629,277

TOTAL HONG KONG			45,964,422

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		94,696	1,133,975
OTP Bank PLC		62,947	2,538,517
Richter Gedeon PLC		37,836	941,268

TOTAL HUNGARY			4,613,760

India - 8.5%
ACC Ltd.		11,899	332,529
Adani Ports & Special Economic Zone Ltd.		193,600	1,286,730
Ambuja Cements Ltd.		159,147	691,890
Apollo Hospitals Enterprise Ltd.		23,314	373,942
Ashok Leyland Ltd.		302,233	612,401
Asian Paints Ltd.		76,775	1,400,151
Aurobindo Pharma Ltd.		67,320	790,165
Axis Bank Ltd.		442,614	3,576,116
Bajaj Auto Ltd.		22,388	1,126,177
Bajaj Finance Ltd.		43,840	1,219,124
Bajaj Finserv Ltd.		9,940	769,156
Bharat Forge Ltd.		56,245	606,490
Bharat Heavy Electricals Ltd.		225,739	341,659
Bharat Petroleum Corp. Ltd.		197,331	1,650,571
Bharti Airtel Ltd.		312,344	2,398,416
Bharti Infratel Ltd.		147,289	1,005,773
Bosch Ltd.		1,969	638,966
Cadila Healthcare Ltd.		51,746	402,340
Cipla Ltd.		89,199	864,576
Coal India Ltd.		183,272	810,784
Container Corp. of India Ltd.		10,967	234,135
Dabur India Ltd.		144,199	741,261
Dr. Reddy's Laboratories Ltd.		30,528	1,139,232
Eicher Motors Ltd.		3,472	1,728,407
GAIL India Ltd.		134,788	968,392
Glenmark Pharmaceuticals Ltd.		34,062	324,944
Godrej Consumer Products Ltd.		63,600	917,313
Grasim Industries Ltd.		85,717	1,624,453
Havells India Ltd.		66,822	500,262
HCL Technologies Ltd.		148,955	1,968,737
Hero Motocorp Ltd.		13,391	796,201
Hindalco Industries Ltd.		305,881	1,263,206
Hindustan Petroleum Corp. Ltd.		158,316	1,093,297
Hindustan Unilever Ltd.		171,270	3,273,175
Housing Development Finance Corp. Ltd.		396,883	10,465,452
ICICI Bank Ltd.		625,193	2,931,759
Idea Cellular Ltd. (a)		368,338	528,188
IDFC Bank Ltd.		349,314	305,616
Indiabulls Housing Finance Ltd.		82,538	1,585,813
Indian Oil Corp. Ltd.		151,381	971,410
Infosys Ltd.		484,015	6,890,953
ITC Ltd.		894,492	3,670,525
JSW Steel Ltd.		226,403	903,689
Larsen & Toubro Ltd.		123,941	2,339,662
LIC Housing Finance Ltd.		79,348	733,678
Lupin Ltd.		59,473	944,266
Mahindra & Mahindra Financial Services Ltd.		70,194	467,942
Mahindra & Mahindra Ltd.		97,575	2,026,546
Marico Ltd.		116,126	565,386
Maruti Suzuki India Ltd.		27,885	3,536,227
Motherson Sumi Systems Ltd.		166,134	937,021
Nestle India Ltd.		5,893	658,833
NTPC Ltd.		431,605	1,208,161
Oil & Natural Gas Corp. Ltd.		338,792	999,894
Piramal Enterprises Ltd.		20,349	863,756
Power Finance Corp. Ltd.		162,366	349,181
Reliance Industries Ltd.		684,213	9,941,958
Rural Electrification Corp. Ltd.		172,452	461,292
Shree Cement Ltd.		2,117	618,929
Shriram Transport Finance Co. Ltd.		39,001	703,524
Siemens India Ltd.		17,592	345,659
State Bank of India		448,720	2,119,206
Sun Pharmaceutical Industries Ltd.		249,454	2,130,087
Tata Consultancy Services Ltd.		120,995	4,903,334
Tata Motors Ltd. (a)		416,018	2,752,465
Tata Motors Ltd. Class A (a)		105,491	392,394
Tata Power Co. Ltd.		276,052	361,959
Tata Steel Ltd.		80,297	872,788
Tech Mahindra Ltd.		124,542	927,189
Titan Co. Ltd.		82,649	810,854
Ultratech Cemco Ltd.		23,070	1,568,065
United Spirits Ltd. (a)		14,822	698,488
UPL Ltd.		95,357	1,177,125
Vedanta Ltd.		386,722	1,981,988
Wipro Ltd.		322,614	1,466,597
Yes Bank Ltd.		445,516	2,162,215
Zee Entertainment Enterprises Ltd.		141,039	1,180,371

TOTAL INDIA			118,931,416

Indonesia - 2.1%
PT Adaro Energy Tbk		3,686,600	496,077
PT AKR Corporindo Tbk		472,100	259,329
PT Astra International Tbk		5,338,900	3,149,213
PT Bank Central Asia Tbk		2,593,600	3,996,773
PT Bank Danamon Indonesia Tbk Series A		897,100	337,343
PT Bank Mandiri (Persero) Tbk		4,922,100	2,558,585
PT Bank Negara Indonesia (Persero) Tbk		1,976,500	1,107,569
PT Bank Rakyat Indonesia Tbk		2,921,600	3,360,513
PT Bumi Serpong Damai Tbk		2,039,500	258,650
PT Charoen Pokphand Indonesia Tbk		1,989,400	484,057
PT Gudang Garam Tbk		123,000	634,839
PT Hanjaya Mandala Sampoerna Tbk		2,480,600	727,948
PT Indocement Tunggal Prakarsa Tbk		470,600	778,984
PT Indofood CBP Sukses Makmur Tbk		568,500	368,870
PT Indofood Sukses Makmur Tbk		1,123,400	679,217
PT Jasa Marga Tbk		596,337	285,802
PT Kalbe Farma Tbk		5,625,500	663,653
PT Lippo Karawaci Tbk		4,536,500	230,797
PT Matahari Department Store Tbk		622,200	394,538
PT Media Nusantara Citra Tbk		1,385,500	159,364
PT Pakuwon Jati Tbk		5,792,100	269,052
PT Perusahaan Gas Negara Tbk Series B		2,862,500	388,350
PT Semen Gresik (Persero) Tbk		779,300	626,313
PT Summarecon Agung Tbk		2,487,900	189,860
PT Surya Citra Media Tbk		1,416,900	224,615
PT Telkomunikasi Indonesia Tbk Series B		13,264,900	3,957,808
PT Tower Bersama Infrastructure Tbk		551,800	276,663
PT Unilever Indonesia Tbk		396,900	1,451,520
PT United Tractors Tbk		444,800	1,137,212
PT Waskita Karya Persero Tbk		1,268,700	198,315
PT XL Axiata Tbk (a)		789,575	196,775

TOTAL INDONESIA			29,848,604

Isle of Man - 0.1%
NEPI Rockcastle PLC		98,599	1,378,416
Korea (South) - 14.5%
AMOREPACIFIC Corp.		8,342	2,342,734
AMOREPACIFIC Group, Inc.		7,569	971,435
BGFretail Co. Ltd. (c)		6,722	475,552
BS Financial Group, Inc.		66,303	589,444
Celltrion, Inc.		20,810	3,221,754
Cheil Industries, Inc.		20,150	2,667,227
Cheil Worldwide, Inc.		18,212	338,801
CJ CheilJedang Corp.		2,057	673,347
CJ Corp.		3,786	631,514
CJ E&M Corp.		4,996	377,574
Coway Co. Ltd.		13,847	1,205,013
Daelim Industrial Co.		7,297	544,294
Daewoo Engineering & Construction Co. Ltd. (a)		31,162	204,850
DGB Financial Group Co. Ltd.		43,662	408,078
Dong Suh Companies, Inc.		9,288	228,443
Dongbu Insurance Co. Ltd.		13,388	844,166
Doosan Bobcat, Inc.		10,017	324,765
Doosan Heavy Industries & Construction Co. Ltd.		12,945	202,611
E-Mart Co. Ltd.		5,628	1,127,523
GS Engineering & Construction Corp. (a)		12,417	288,744
GS Holdings Corp.		13,857	820,447
GS Retail Co. Ltd.		6,639	198,323
Hana Financial Group, Inc.		78,155	3,351,727
Hankook Tire Co. Ltd.		19,522	942,847
Hanmi Pharm Co. Ltd.		1,594	660,787
Hanmi Science Co. Ltd.		3,004	246,641
Hanon Systems		49,943	580,686
Hanssem Co. Ltd.		2,621	399,682
Hanwha Chemical Corp.		28,843	785,509
Hanwha Corp.		11,503	459,363
Hanwha Life Insurance Co. Ltd.		71,654	507,562
Hanwha Techwin Co. Ltd. (a)		9,531	327,335
Hotel Shilla Co.		8,170	572,146
Hyosung Corp.		5,391	648,507
Hyundai Department Store Co. Ltd.		4,190	342,893
Hyundai Engineering & Construction Co. Ltd.		21,363	723,188
Hyundai Fire & Marine Insurance Co. Ltd.		16,017	649,653
Hyundai Glovis Co. Ltd.		5,109	689,979
Hyundai Heavy Industries Co. Ltd. (a)		8,124	1,137,123
Hyundai Industrial Development & Construction Co.		15,647	561,175
Hyundai Mobis		17,984	4,286,539
Hyundai Motor Co.		40,503	5,832,252
Hyundai Robotics Co. Ltd.		2,593	1,047,089
Hyundai Steel Co.		21,696	1,115,760
Hyundai Wia Corp.		4,225	243,730
Industrial Bank of Korea		66,655	915,091
Kakao Corp.		8,851	1,139,930
Kangwon Land, Inc.		32,037	982,809
KB Financial Group, Inc.		104,934	5,497,492
KCC Corp.		1,513	527,748
KEPCO Plant Service & Engineering Co. Ltd.		5,721	211,322
Kia Motors Corp.		68,694	2,174,930
Korea Aerospace Industries Ltd.		17,056	866,460
Korea Electric Power Corp.		68,237	2,397,196
Korea Express Co. Ltd. (a)		2,269	318,609
Korea Gas Corp. (a)		6,717	245,409
Korea Investment Holdings Co. Ltd.		10,349	585,902
Korea Zinc Co. Ltd.		2,315	1,060,094
Korean Air Lines Co. Ltd. (a)		12,863	364,116
KT Corp.		216	5,681
KT&G Corp.		30,943	2,933,537
Kumho Petro Chemical Co. Ltd.		4,468	277,329
LG Chemical Ltd.		12,063	4,353,335
LG Corp.		24,709	1,900,539
LG Display Co. Ltd.		60,379	1,582,743
LG Electronics, Inc.		28,149	2,291,013
LG Household & Health Care Ltd.		2,415	2,542,242
LG Innotek Co. Ltd.		3,567	548,725
Lotte Chemical Corp.		4,010	1,325,202
Lotte Chilsung Beverage Co. Ltd.		93	115,035
Lotte Confectionery Co. Ltd. (a)		468	77,854
Lotte Confectionery Co. Ltd.		7,645	509,398
Lotte Shopping Co. Ltd.		2,870	577,547
Medy-Tox, Inc.		1,107	419,299
Mirae Asset Daewoo Co. Ltd.		93,971	853,067
NAVER Corp.		7,397	5,914,477
NCSOFT Corp.		4,635	1,768,040
Netmarble Games Corp.		4,352	677,269
Oci Co. Ltd.		4,169	421,341
Orion Corp./Republic of Korea		6,074	575,843
Ottogi Corp.		313	212,476
POSCO		19,567	5,715,028
Posco Daewoo Corp.		10,386	180,208
S-Oil Corp.		11,742	1,349,486
S1 Corp.		4,493	368,091
Samsung Biologics Co. Ltd.		4,294	1,474,744
Samsung Card Co. Ltd.		7,648	250,695
Samsung Electro-Mechanics Co. Ltd.		14,554	1,353,751
Samsung Electronics Co. Ltd.		25,851	63,674,350
Samsung Fire & Marine Insurance Co. Ltd.		8,059	1,967,737
Samsung Heavy Industries Co. Ltd. (a)		65,045	686,466
Samsung Life Insurance Co. Ltd.		18,601	2,245,915
Samsung SDI Co. Ltd.		14,528	2,676,679
Samsung SDS Co. Ltd.		9,049	1,675,306
Samsung Securities Co. Ltd.		18,263	581,494
Shinhan Financial Group Co. Ltd.		112,916	5,082,235
Shinsegae Co. Ltd.		1,851	379,110
SK C&C Co. Ltd.		8,248	2,135,603
SK Energy Co. Ltd.		17,169	3,147,908
SK Hynix, Inc.		153,221	11,264,537
SK Networks Co. Ltd.		33,582	199,734
SK Telecom Co. Ltd.		5,296	1,252,807
STX Pan Ocean Co. Ltd. (Korea) (a)		58,595	275,657
Woori Bank		96,902	1,421,346
Woori Investment & Securities Co. Ltd.		37,644	473,037
Yuhan Corp.		2,178	397,385

TOTAL KOREA (SOUTH)			202,197,221

Malaysia - 2.1%
AirAsia Bhd		397,600	313,796
Alliance Bank Malaysia Bhd		270,100	235,508
AMMB Holdings Bhd		413,300	417,988
Astro Malaysia Holdings Bhd		432,500	287,175
Axiata Group Bhd		713,438	908,656
British American Tobacco (Malaysia) Bhd		39,000	361,248
Bumiputra-Commerce Holdings Bhd		1,194,635	1,733,237
Dialog Group Bhd		805,300	430,052
DiGi.com Bhd		839,900	992,320
Felda Global Ventures Holdings Bhd		357,800	161,483
Gamuda Bhd		464,800	576,607
Genting Bhd		594,800	1,271,961
Genting Malaysia Bhd		759,600	902,833
Genting Plantations Bhd		73,100	184,477
Hap Seng Consolidated Bhd		172,300	377,822
Hartalega Holdings Bhd		169,600	305,376
Hong Leong Bank Bhd		165,300	622,609
Hong Leong Credit Bhd		62,900	248,211
IHH Healthcare Bhd		542,600	723,125
IJM Corp. Bhd		721,200	543,627
IOI Corp. Bhd		588,200	619,889
IOI Properties Group Bhd		494,375	232,468
Kuala Lumpur Kepong Bhd		128,800	748,696
Malayan Banking Bhd		942,519	2,060,090
Malaysia Airports Holdings Bhd		222,506	435,338
Maxis Bhd		498,200	700,447
MISC Bhd		358,600	588,911
Petronas Chemicals Group Bhd		613,700	1,068,754
Petronas Dagangan Bhd		60,700	343,661
Petronas Gas Bhd		180,900	771,133
PPB Group Bhd		125,600	498,008
Public Bank Bhd		764,100	3,694,113
RHB Capital Bhd		213,889	256,748
RHB Capital Bhd (a)(c)		99,132	0
SapuraKencana Petroleum Bhd		1,014,500	383,554
Sime Darby Bhd		623,649	1,355,759
Telekom Malaysia Bhd		317,280	476,070
Tenaga Nasional Bhd		892,700	3,164,107
UMW Holdings Bhd		130,300	161,336
Westports Holdings Bhd		246,100	215,745
YTL Corp. Bhd		1,109,643	332,998
YTL Power International Bhd		584,225	179,464

TOTAL MALAYSIA			29,885,400

Malta - 0.0%
Brait SA		94,327	352,924
Mexico - 3.0%
Alfa SA de CV Series A		792,700	828,186
America Movil S.A.B. de CV Series L		8,797,200	7,589,588
CEMEX S.A.B. de CV unit		3,852,318	3,130,602
Coca-Cola FEMSA S.A.B. de CV Series L		130,100	878,858
Compartamos S.A.B. de CV		246,300	249,489
El Puerto de Liverpool S.A.B. de CV Class C		46,940	319,760
Embotelladoras Arca S.A.B. de CV		114,600	729,320
Fibra Uno Administracion SA de CV		784,600	1,234,701
Fomento Economico Mexicano S.A.B. de CV unit		513,800	4,485,491
Gruma S.A.B. de CV Series B		56,295	737,406
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		93,700	888,676
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		54,105	964,940
Grupo Bimbo S.A.B. de CV Series A		426,400	985,724
Grupo Carso SA de CV Series A1		126,300	409,631
Grupo Financiero Banorte S.A.B. de CV Series O		657,500	3,902,114
Grupo Financiero Inbursa S.A.B. de CV Series O		613,500	1,054,407
Grupo Financiero Santander Mexico S.A.B. de CV		473,100	796,818
Grupo Lala S.A.B. de CV		155,600	240,318
Grupo Mexico SA de CV Series B		1,006,107	3,271,517
Grupo Televisa SA de CV		647,000	2,832,434
Industrias Penoles SA de CV		36,220	842,015
Infraestructura Energetica Nova S.A.B. de CV		137,900	704,111
Kimberly-Clark de Mexico SA de CV Series A		397,700	684,762
Mexichem S.A.B. de CV		273,955	705,330
Promotora y Operadora de Infraestructura S.A.B. de CV		62,110	589,813
Wal-Mart de Mexico SA de CV Series V		1,385,900	3,096,846

TOTAL MEXICO			42,152,857

Netherlands - 0.3%
Steinhoff International Holdings NV (South Africa)		795,583	3,455,521
Pakistan - 0.1%
Engro Corp. Ltd.		64,200	169,449
Habib Bank Ltd.		157,700	240,274
Lucky Cement Ltd.		31,200	144,198
MCB Bank Ltd.		123,000	232,116
Oil & Gas Development Co. Ltd.		152,100	207,411
United Bank Ltd.		112,700	191,612

TOTAL PAKISTAN			1,185,060

Peru - 0.0%
Compania de Minas Buenaventura SA		337	4,563
Compania de Minas Buenaventura SA sponsored ADR		48,080	663,023

TOTAL PERU			667,586

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.		531,700	772,006
Aboitiz Power Corp.		341,700	281,518
Alliance Global Group, Inc. (a)		1,058,700	328,371
Ayala Corp.		66,320	1,325,487
Ayala Land, Inc.		1,921,800	1,609,401
Bank of the Philippine Islands (BPI)		191,712	364,207
BDO Unibank, Inc.		505,496	1,347,388
DMCI Holdings, Inc.		965,850	287,215
Globe Telecom, Inc.		8,090	320,241
GT Capital Holdings, Inc.		23,170	530,006
International Container Terminal Services, Inc.		128,950	264,722
JG Summit Holdings, Inc.		737,800	1,099,860
Jollibee Food Corp.		111,890	540,086
Megaworld Corp.		2,822,900	291,672
Metro Pacific Investments Corp.		3,711,900	489,303
Metropolitan Bank & Trust Co.		159,275	267,386
Philippine Long Distance Telephone Co.		23,180	769,319
PNOC Energy Development Corp.		1,412,988	158,047
Robinsons Land Corp.		462,800	226,082
Security Bank Corp.		56,380	268,864
SM Investments Corp.		64,990	1,203,157
SM Prime Holdings, Inc.		2,285,300	1,639,145
Universal Robina Corp.		226,680	628,379

TOTAL PHILIPPINES			15,011,862

Poland - 1.3%
Alior Bank SA (a)		23,023	457,494
Bank Handlowy w Warszawie SA		8,407	171,907
Bank Millennium SA (a)		149,883	328,594
Bank Polska Kasa Opieki SA		41,633	1,359,954
Bank Zachodni WBK SA		9,207	924,001
BRE Bank SA (a)		3,922	496,129
Cyfrowy Polsat SA		60,284	420,006
Eurocash SA		20,805	210,396
Grupa Lotos SA		23,617	428,421
Jastrzebska Spolka Weglowa SA (a)		13,935	374,795
KGHM Polska Miedz SA (Bearer)		37,166	1,255,391
LPP SA		329	774,955
NG2 SA		7,691	576,727
Polish Oil & Gas Co. SA		451,575	829,967
Polska Grupa Energetyczna SA		222,869	799,033
Polski Koncern Naftowy Orlen SA		78,796	2,786,040
Powszechna Kasa Oszczednosci Bank SA		246,914	2,628,585
Powszechny Zaklad Ubezpieczen SA		159,066	2,053,028
Synthos SA		141,191	191,231
Tauron Polska Energia SA (a)		272,845	263,854
Telekomunikacja Polska SA (a)		178,985	275,857
Zaklady Azotowe w Tarnowie-Moscicach SA		11,995	240,562

TOTAL POLAND			17,846,927

Qatar - 0.5%
Barwa Real Estate Co.		25,893	213,402
Doha Bank		39,582	306,546
Ezdan Holding Group		212,070	553,289
Industries Qatar QSC		39,047	1,024,096
Masraf al Rayan		98,249	964,344
Qatar Electricity & Water Co.		7,139	358,788
Qatar Gas Transport Co. Ltd. (Nakilat)		70,156	291,895
Qatar Insurance Co. SAQ		36,148	441,867
Qatar Islamic Bank		15,664	417,276
Qatar National Bank SAQ		60,000	2,002,060
Qatar Telecom (Qtel) Q.S.C.		21,648	510,694
The Commercial Bank of Qatar		53,830	390,281

TOTAL QATAR			7,474,538

Russia - 3.1%
Alrosa Co. Ltd.		685,163	881,058
Gazprom OAO		887,336	1,910,322
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,115,213
Inter Rao Ues JSC		8,202,744	502,011
Lukoil PJSC		43,177	2,289,830
Lukoil PJSC sponsored ADR		68,904	3,658,802
Magnit OJSC GDR (Reg. S)		81,139	2,296,234
MMC Norilsk Nickel PJSC		7,470	1,352,979
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,702,350
Mobile TeleSystems OJSC sponsored ADR		129,801	1,377,189
Moscow Exchange MICEX-RTS OAO		381,631	770,179
NOVATEK OAO		6,025	67,070
NOVATEK OAO GDR (Reg. S)		23,436	2,674,048
Novolipetsk Steel OJSC		313,602	714,345
PhosAgro OJSC GDR (Reg. S)		31,573	434,129
Rosneft Oil Co. OJSC		116,754	636,277
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,049,404
Rostelecom PJSC		116,981	136,625
Rostelecom PJSC sponsored ADR		23,110	162,463
RusHydro PJSC		8,155,801	113,941
RusHydro PJSC ADR		194,501	260,631
Sberbank of Russia		2,836,566	9,399,333
Severstal PAO		4,934	75,790
Severstal PAO GDR (Reg. S)		38,232	583,038
Sistema JSFC		650,000	146,383
Sistema JSFC sponsored GDR		7,284	34,235
Surgutneftegas OJSC		700,449	349,446
Surgutneftegas OJSC sponsored ADR		116,797	583,518
Tatneft PAO		174,565	1,301,476
Tatneft PAO sponsored ADR		37,903	1,705,635
VTB Bank OJSC		1,344,075,800	1,379,011

TOTAL RUSSIA			42,662,965

South Africa - 5.8%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	440
African Bank Investments Ltd. (a)		116,009	5,579
Anglo American Platinum Ltd. (a)		13,731	382,152
AngloGold Ashanti Ltd.		108,231	997,666
Aspen Pharmacare Holdings Ltd.		101,000	2,281,987
Barclays Africa Group Ltd.		179,094	1,775,138
Bidcorp Ltd.		88,625	1,949,421
Bidvest Group Ltd.		87,731	1,064,158
Capitec Bank Holdings Ltd.		10,520	699,292
Coronation Fund Managers Ltd.		57,918	292,278
Discovery Ltd.		94,622	980,769
Exxaro Resources Ltd.		52,143	530,180
FirstRand Ltd.		886,995	3,215,171
Fortress Income Fund Ltd.:
Class A		294,392	352,510
Class B		212,569	603,635
Foschini Ltd.		57,559	551,622
Gold Fields Ltd.		217,378	865,292
Growthpoint Properties Ltd.		591,482	1,025,354
Hyprop Investments Ltd.		66,474	500,010
Impala Platinum Holdings Ltd. (a)		158,920	440,834
Imperial Holdings Ltd.		39,522	566,411
Investec Ltd.		72,016	491,219
Liberty Holdings Ltd.		30,990	243,383
Life Healthcare Group Holdings Ltd.		359,698	666,543
Massmart Holdings Ltd.		28,088	212,665
MMI Holdings Ltd.		260,230	346,022
Mondi Ltd.		31,449	754,376
Mr Price Group Ltd.		65,058	806,395
MTN Group Ltd.		447,316	3,884,147
Naspers Ltd. Class N		115,202	28,069,730
Nedbank Group Ltd.		58,447	857,230
Netcare Ltd.		264,389	465,433
Novus Holdings Ltd.		39,158	19,387
Pick 'n Pay Stores Ltd.		95,412	400,172
Pioneer Foods Ltd.		33,995	286,122
PSG Group Ltd.		23,655	439,162
Rand Merchant Insurance Holdings Ltd.		174,355	487,349
Redefine Properties Ltd.		1,341,845	1,006,947
Remgro Ltd.		137,555	2,081,992
Resilient Property Income Fund Ltd.		78,035	777,328
RMB Holdings Ltd.		189,831	839,143
Sanlam Ltd.		365,065	1,825,486
Sappi Ltd.		145,139	972,127
Sasol Ltd.		145,900	4,262,876
Shoprite Holdings Ltd.		116,788	1,671,521
Sibanye-Stillwater		439,378	568,835
Spar Group Ltd.		49,216	579,088
Standard Bank Group Ltd.		340,558	3,950,244
Telkom SA Ltd.		67,169	251,597
Tiger Brands Ltd.		42,961	1,172,872
Truworths International Ltd.		113,454	604,714
Vodacom Group Ltd.		156,854	1,704,024
Woolworths Holdings Ltd.		266,333	1,061,470

TOTAL SOUTH AFRICA			80,839,498

Taiwan - 11.5%
Acer, Inc.		792,994	410,469
Advanced Semiconductor Engineering, Inc.		1,731,854	2,095,259
Advantech Co. Ltd.		90,459	618,308
Asia Cement Corp.		645,153	575,838
Asia Pacific Telecom Co. Ltd. (a)		589,000	195,043
ASUSTeK Computer, Inc.		184,000	1,593,470
AU Optronics Corp.		2,323,000	952,569
Catcher Technology Co. Ltd.		170,000	1,805,030
Cathay Financial Holding Co. Ltd.		2,149,641	3,552,065
Chang Hwa Commercial Bank		1,255,239	680,973
Cheng Shin Rubber Industry Co. Ltd.		502,937	992,924
Chicony Electronics Co. Ltd.		141,927	355,547
China Airlines Ltd. (a)		665,043	271,419
China Development Finance Holding Corp.		3,596,800	1,102,742
China Life Insurance Co. Ltd.		620,951	587,202
China Steel Corp.		3,280,204	2,672,009
Chinatrust Financial Holding Co. Ltd.		4,630,826	2,965,523
Chinatrust Financial Holding Co. Ltd. rights 12/15/17(a)(c)		63,425	7,683
Chunghwa Telecom Co. Ltd.		1,000,000	3,417,636
Compal Electronics, Inc.		1,081,000	796,277
Delta Electronics, Inc.		507,381	2,441,112
E.SUN Financial Holdings Co. Ltd.		2,391,387	1,456,034
ECLAT Textile Co. Ltd.		47,613	569,530
EVA Airways Corp.		569,596	280,659
Evergreen Marine Corp. (Taiwan) (a)		463,420	277,548
Far Eastern Textile Ltd.		824,705	707,367
Far EasTone Telecommunications Co. Ltd.		430,000	1,010,153
Feng Tay Enterprise Co. Ltd.		82,520	372,378
First Financial Holding Co. Ltd.		2,421,607	1,562,820
Formosa Chemicals & Fibre Corp.		776,760	2,360,847
Formosa Petrochemical Corp.		354,000	1,239,200
Formosa Plastics Corp.		1,094,520	3,337,527
Formosa Taffeta Co. Ltd.		178,000	182,796
Foxconn Technology Co. Ltd.		238,587	760,774
Fubon Financial Holding Co. Ltd.		1,756,334	2,800,181
Giant Manufacturing Co. Ltd.		83,000	426,870
GlobalWafers Co. Ltd.		58,000	670,682
Highwealth Construction Corp.		215,000	287,494
HIWIN Technologies Corp.		53,672	537,824
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,102,087	15,244,334
Hotai Motor Co. Ltd.		73,000	847,767
HTC Corp. (a)		176,000	394,771
Hua Nan Financial Holdings Co. Ltd.		1,893,820	1,036,832
Innolux Corp.		2,330,347	1,020,658
Inventec Corp.		682,865	530,196
Largan Precision Co. Ltd.		26,000	4,930,321
Lite-On Technology Corp.		549,279	775,493
MediaTek, Inc.		395,292	4,492,253
Mega Financial Holding Co. Ltd.		2,829,413	2,225,001
Merida Industry Co. Ltd.		58,000	270,390
Micro-Star International Co. Ltd.		185,000	451,175
Nan Ya Plastics Corp.		1,257,860	3,105,209
Nanya Technology Corp.		183,000	496,695
Nien Made Enterprise Co. Ltd.		39,000	406,331
Novatek Microelectronics Corp.		154,000	569,746
Pegatron Corp.		505,000	1,306,988
Phison Electronics Corp.		37,000	440,125
Pou Chen Corp.		576,000	726,259
Powertech Technology, Inc.		182,000	569,467
President Chain Store Corp.		148,000	1,330,812
Quanta Computer, Inc.		704,000	1,658,504
Realtek Semiconductor Corp.		125,401	472,261
Ruentex Development Co. Ltd.		220,800	226,749
Ruentex Industries Ltd.		150,000	240,394
Shin Kong Financial Holding Co. Ltd.		2,101,533	672,898
Siliconware Precision Industries Co. Ltd.		539,000	855,445
Sinopac Holdings Co.		2,797,050	858,475
Standard Foods Corp.		149,812	371,324
Synnex Technology International Corp.		376,500	477,215
TaiMed Biologics, Inc. (a)		44,000	318,999
Taishin Financial Holdings Co. Ltd.		2,484,782	1,088,298
Taiwan Business Bank		1,017,973	281,363
Taiwan Cement Corp.		861,000	957,048
Taiwan Cooperative Financial Holding Co. Ltd.		2,110,028	1,141,199
Taiwan Fertilizer Co. Ltd.		220,000	287,610
Taiwan High Speed Rail Corp.		416,000	332,656
Taiwan Mobile Co. Ltd.		423,900	1,512,020
Taiwan Semiconductor Manufacturing Co. Ltd.		6,474,000	52,375,117
TECO Electric & Machinery Co. Ltd.		501,000	467,952
Transcend Information, Inc.		43,000	122,132
Unified-President Enterprises Corp.		1,277,983	2,671,476
United Microelectronics Corp.		3,116,000	1,609,331
Vanguard International Semiconductor Corp.		232,000	440,321
Wistron Corp.		669,899	559,027
WPG Holding Co. Ltd.		420,000	575,552
Yuanta Financial Holding Co. Ltd.		2,674,952	1,189,341
Yulon Motor Co. Ltd.		273,000	228,270

TOTAL TAIWAN			160,091,582

Thailand - 2.2%
Advanced Info Service PCL (For. Reg.)		272,100	1,593,120
Airports of Thailand PCL		43,400	77,733
Airports of Thailand PCL (For. Reg.)		1,091,800	1,955,512
Bangkok Bank PCL (For. Reg.)		61,200	370,295
Bangkok Dusit Medical Services PCL (For. Reg.)		985,500	628,916
Bangkok Expressway and Metro PCL		2,069,400	485,892
Banpu PCL		99,700	52,521
Banpu PCL (For. Reg.)		450,200	237,161
BEC World PCL (For. Reg.)		244,300	127,960
Berli Jucker PCL (For. Reg)		304,500	490,390
BTS Group Holdings PCL		1,448,700	370,679
Bumrungrad Hospital PCL (For. Reg.)		92,100	609,934
C.P. ALL PCL (For. Reg.)		1,307,900	2,755,960
Central Pattana PCL (For. Reg.)		346,000	828,025
Charoen Pokphand Foods PCL (For. Reg.)		796,020	623,014
Delta Electronics PCL (For. Reg.)		138,000	357,255
Electricity Generating PCL (For. Reg.)		37,100	256,863
Energy Absolute PCL		276,400	359,853
Glow Energy PCL (For. Reg.)		139,200	377,122
Home Product Center PCL (For. Reg.)		1,048,206	403,884
Indorama Ventures PCL (For. Reg.)		371,900	514,973
IRPC PCL (For. Reg.)		2,756,100	535,125
Kasikornbank PCL		54,600	374,738
Kasikornbank PCL (For. Reg.)		427,500	2,934,076
KCE Electronics PCL		62,100	186,936
Krung Thai Bank PCL (For. Reg.)		894,770	490,211
Minor International PCL (For. Reg.)		558,980	727,751
PTT Exploration and Production PCL (For. Reg.)		363,439	943,607
PTT Global Chemical PCL (For. Reg.)		562,939	1,355,663
PTT PCL (For. Reg.)		279,900	3,538,772
Robinsons Department Store PCL (For. Reg.)		135,600	303,079
Siam Cement PCL (For. Reg.)		105,050	1,543,179
Siam Commercial Bank PCL (For. Reg.)		468,800	2,067,405
Thai Oil PCL (For. Reg.)		215,400	661,373
Thai Union Frozen Products PCL (For. Reg.)		497,120	273,850
TMB PCL (For. Reg.)		3,411,500	264,951
True Corp. PCL (For. Reg.) (a)		2,600,719	481,470

TOTAL THAILAND			30,159,248

Turkey - 1.1%
Akbank T.A.S.		574,085	1,514,832
Anadolu Efes Biracilik Ve Malt Sanayii A/S		52,531	304,090
Arcelik A/S		65,953	360,229
Aselsan A/S		51,549	461,197
Bim Birlesik Magazalar A/S JSC		55,343	1,128,437
Coca-Cola Icecek Sanayi A/S		19,366	197,052
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)		519,062	361,225
Eregli Demir ve Celik Fabrikalari T.A.S.		372,112	873,007
Ford Otomotiv Sanayi A/S		18,148	256,178
Haci Omer Sabanci Holding A/S		243,514	676,579
Koc Holding A/S		206,150	921,644
Petkim Petrokimya Holding A/S		176,562	309,043
TAV Havalimanlari Holding A/S		43,848	218,110
Tofas Turk Otomobil Fabrikasi A/S		33,836	275,430
Tupras Turkiye Petrol Rafinerileri A/S		32,600	1,173,017
Turk Hava Yollari AO (a)		138,901	380,064
Turk Sise ve Cam Fabrikalari A/S		182,865	214,509
Turk Telekomunikasyon (a)		140,840	239,464
Turkcell Iletisim Hizmet A/S		265,189	990,557
Turkiye Garanti Bankasi A/S		602,564	1,656,692
Turkiye Halk Bankasi A/S		158,921	463,330
Turkiye Is Bankasi A/S Series C		424,324	798,638
Turkiye Vakiflar Bankasi TAO		206,187	344,048
Ulker Biskuvi Sanayi A/S		40,149	214,210
Yapi ve Kredi Bankasi A/S (a)		216,509	262,535

TOTAL TURKEY			14,594,117

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		544,289	1,095,203
Aldar Properties PJSC		822,212	532,821
Damac Properties Dubai Co. PJSC (a)		473,524	509,283
DP World Ltd.		43,676	1,037,305
Dubai Islamic Bank Pakistan Ltd.		331,862	553,005
Dubai Parks and Resorts PJSC (a)		913,149	183,990
Emaar Malls Group PJSC		507,541	319,230
Emaar Properties PJSC		928,729	2,096,351
Emirates Telecommunications Corp.		460,153	2,236,459
National Bank of Abu Dhabi PJSC		368,538	1,038,587

TOTAL UNITED ARAB EMIRATES			9,602,234

United States of America - 0.4%
Southern Copper Corp.		21,844	938,200
Yum China Holdings, Inc.		101,244	4,085,195

TOTAL UNITED STATES OF AMERICA			5,023,395

TOTAL COMMON STOCKS
(Cost $1,054,562,273)			1,312,465,803

Nonconvertible Preferred Stocks - 3.8%
Brazil - 2.6%
Banco Bradesco SA (PN)		795,794	8,436,443
Braskem SA (PN-A)		45,100	721,865
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		59,800	463,220
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)		41,200	959,692
Companhia Energetica de Minas Gerais (CEMIG) (PN)		196,495	464,313
Companhia Paranaense de Energia-Copel (PN-B)		26,500	202,438
Gerdau SA (PN)		246,300	824,438
Itau Unibanco Holding SA		850,021	10,926,354
Itausa-Investimentos Itau SA (PN)		1,045,274	3,348,660
Lojas Americanas SA (PN)		182,284	979,596
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		1,029,100	5,275,581
Suzano Papel e Celulose SA		104,900	651,917
Telefonica Brasil SA		119,000	1,837,037
Vale SA (PN-A)		34,500	313,646

TOTAL BRAZIL			35,405,200

Chile - 0.1%
Embotelladora Andina SA Class B		64,072	323,657
Sociedad Quimica y Minera de Chile SA (PN-B)		25,437	1,518,147

TOTAL CHILE			1,841,804

Colombia - 0.1%
Bancolombia SA (PN)		108,421	1,033,582
Grupo Aval Acciones y Valores SA		870,665	362,056
Grupo de Inversiones Suramerica SA		28,973	357,728

TOTAL COLOMBIA			1,753,366

Korea (South) - 0.9%
AMOREPACIFIC Corp.		2,346	374,532
Hyundai Motor Co.		6,466	595,657
Hyundai Motor Co. Series 2		9,921	1,002,668
LG Chemical Ltd.		2,095	486,233
LG Household & Health Care Ltd.		591	346,220
Samsung Electronics Co. Ltd.		4,549	9,113,542

TOTAL KOREA (SOUTH)			11,918,852

Russia - 0.1%
AK Transneft OAO		119	376,453
Surgutneftegas OJSC		1,841,640	913,262

TOTAL RUSSIA			1,289,715

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $42,849,055)			52,208,937
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	55,735
		Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.10% (e)		22,957,844	22,962,436
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)		66,692,642	66,699,311
TOTAL MONEY MARKET FUNDS
(Cost $89,661,498)			89,661,747
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $1,187,125,735)			1,454,392,222
NET OTHER ASSETS (LIABILITIES) - (4.5)%(g)			(62,205,321)
NET ASSETS - 100%			$1,392,186,901

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	487	Dec. 2017	$27,374,270	$548,149	$548,149

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $823,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$204,595
Fidelity Securities Lending Cash Central Fund	89,727
Total	$294,322

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$139,841,493	$138,381,288	$1,460,205	$--
Consumer Staples	85,518,923	84,995,564	--	523,359
Energy	94,041,107	76,777,819	17,263,288	--
Financials	314,258,209	284,362,267	29,888,259	7,683
Health Care	31,852,886	30,713,654	1,139,232	--
Industrials	74,778,115	74,778,115	--	--
Information Technology	388,269,883	259,025,918	129,243,963	2
Materials	97,559,894	85,254,886	12,236,107	68,901
Real Estate	38,334,072	38,334,072	--	--
Telecommunication Services	66,526,962	38,627,587	27,899,375	--
Utilities	33,693,196	31,296,000	2,397,196	--
Corporate Bonds	55,735	--	55,735	--
Money Market Funds	89,661,747	89,661,747	--	--
Total Investments in Securities:	$1,454,392,222	$1,232,208,917	$221,583,360	$599,945
Derivative Instruments:
Assets
Futures Contracts	$548,149	$548,149	$--	$--
Total Assets	$548,149	$548,149	$--	$--
Total Derivative Instruments:	$548,149	$548,149	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$7,695,504
Level 2 to Level 1	$20,240,938

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$548,149	$0
Total Equity Risk	548,149	0
Total Value of Derivatives	$548,149	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $66,320,149) — See accompanying schedule: Unaffiliated issuers (cost $1,097,464,237)	$1,364,730,475
Fidelity Central Funds (cost $89,661,498)	89,661,747
Total Investment in Securities (cost $1,187,125,735)		$1,454,392,222
Segregated cash with brokers for derivative instruments		823,200
Cash		5,310
Foreign currency held at value (cost $1,378,763)		1,354,533
Receivable for fund shares sold		4,143,894
Dividends receivable		1,011,422
Distributions receivable from Fidelity Central Funds		33,957
Receivable for daily variation margin on futures contracts		210,559
Other receivables		5,408
Total assets		1,461,980,505
Liabilities
Payable for fund shares redeemed	$1,121,228
Accrued management fee	91,661
Other affiliated payables	47,505
Other payables and accrued expenses	1,830,060
Collateral on securities loaned	66,703,150
Total liabilities		69,793,604
Net Assets		$1,392,186,901
Net Assets consist of:
Paid in capital		$1,173,457,233
Undistributed net investment income		20,500,963
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,725,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		265,954,463
Net Assets		$1,392,186,901
Investor Class:
Net Asset Value, offering price and redemption price per share ($32,613,747 ÷ 2,911,405 shares)		$11.20
Premium Class:
Net Asset Value, offering price and redemption price per share ($913,577,905 ÷ 81,471,903 shares)		$11.21
Institutional Class:
Net Asset Value, offering price and redemption price per share ($253,314,742 ÷ 22,561,254 shares)		$11.23
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($192,680,507 ÷ 17,162,578 shares)		$11.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$28,640,754
Interest		14,305
Income from Fidelity Central Funds		294,322
Income before foreign taxes withheld		28,949,381
Less foreign taxes withheld		(3,243,458)
Total income		25,705,923
Expenses
Management fee	$908,600
Transfer agent fees	438,065
Independent trustees' fees and expenses	3,767
Interest	204
Miscellaneous	3,116
Total expenses before reductions	1,353,752
Expense reductions	(445)	1,353,307
Net investment income (loss)		24,352,616
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $42,786)	(4,124,326)
Fidelity Central Funds	(7,139)
Foreign currency transactions	(320,516)
Futures contracts	5,791,646
Total net realized gain (loss)		1,339,665
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,442,633)	230,350,056
Fidelity Central Funds	(4,122)
Assets and liabilities in foreign currencies	(11,702)
Futures contracts	336,845
Total change in net unrealized appreciation (depreciation)		230,671,077
Net gain (loss)		232,010,742
Net increase (decrease) in net assets resulting from operations		$256,363,358

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,352,616	$12,935,814
Net realized gain (loss)	1,339,665	(52,680,099)
Change in net unrealized appreciation (depreciation)	230,671,077	107,344,215
Net increase (decrease) in net assets resulting from operations	256,363,358	67,599,930
Distributions to shareholders from net investment income	(12,638,479)	(11,347,194)
Share transactions - net increase (decrease)	363,360,248	211,661,406
Redemption fees	185,042	99,407
Total increase (decrease) in net assets	607,270,169	268,013,549
Net Assets
Beginning of period	784,916,732	516,903,183
End of period	$1,392,186,901	$784,916,732
Other Information
Undistributed net investment income end of period	$20,500,963	$9,969,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Index Fund Investor Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.02	$8.41	$10.16	$10.04	$9.76
Income from Investment Operations
Net investment income (loss)A	.21	.17	.24	.25	.26
Net realized and unrealized gain (loss)	2.10	.61	(1.82)	.06	.19
Total from investment operations	2.31	.78	(1.58)	.31	.45
Distributions from net investment income	(.13)	(.17)	(.17)	(.19)	(.12)
Distributions from net realized gain	–	–	–	–	(.06)
Total distributions	(.13)	(.17)	(.17)	(.19)	(.19)B
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.02
Net asset value, end of period	$11.20	$9.02	$8.41	$10.16	$10.04
Total ReturnD	25.97%	9.76%	(15.68)%	3.18%	4.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%	.41%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.30%	.31%	.31%	.31%	.32%
Expenses net of all reductions	.30%	.31%	.31%	.31%	.32%
Net investment income (loss)	2.15%	2.05%	2.55%	2.50%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$32,614	$19,862	$23,983	$16,792	$10,259
Portfolio turnover rateG	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Premium Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.03	$8.42	$10.17	$10.05	$9.77
Income from Investment Operations
Net investment income (loss)A	.23	.18	.25	.26	.26
Net realized and unrealized gain (loss)	2.09	.61	(1.82)	.06	.21
Total from investment operations	2.32	.79	(1.57)	.32	.47
Distributions from net investment income	(.14)	(.18)	(.18)	(.20)	(.14)
Distributions from net realized gain	–	–	–	–	(.06)
Total distributions	(.14)	(.18)	(.18)	(.20)	(.20)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01
Net asset value, end of period	$11.21	$9.03	$8.42	$10.17	$10.05
Total ReturnC	26.14%	9.87%	(15.57)%	3.30%	4.93%
Ratios to Average Net AssetsD,E
Expenses before reductions	.14%	.27%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.14%	.18%	.20%	.20%	.20%
Expenses net of all reductions	.14%	.18%	.20%	.20%	.20%
Net investment income (loss)	2.31%	2.18%	2.66%	2.61%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$913,578	$583,548	$443,052	$323,342	$210,071
Portfolio turnover rateF	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$8.43	$10.18	$10.06	$9.79
Income from Investment Operations
Net investment income (loss)A	.23	.18	.25	.26	.27
Net realized and unrealized gain (loss)	2.10	.62	(1.81)	.06	.20
Total from investment operations	2.33	.80	(1.56)	.32	.47
Distributions from net investment income	(.14)	(.19)	(.19)	(.20)	(.15)
Distributions from net realized gain	–	–	–	–	(.06)
Total distributions	(.14)	(.19)	(.19)	(.20)	(.21)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01
Net asset value, end of period	$11.23	$9.04	$8.43	$10.18	$10.06
Total ReturnC	26.26%	9.94%	(15.49)%	3.37%	4.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.11%	.20%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.11%	.12%	.13%	.13%	.13%
Expenses net of all reductions	.11%	.12%	.13%	.13%	.13%
Net investment income (loss)	2.34%	2.24%	2.73%	2.68%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$253,315	$181,237	$49,626	$21,598	$474
Portfolio turnover rateF	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Index Fund Institutional Premium Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$8.43	$10.18	$10.06	$9.79
Income from Investment Operations
Net investment income (loss)A	.24	.19	.26	.27	.26
Net realized and unrealized gain (loss)	2.09	.61	(1.82)	.06	.21
Total from investment operations	2.33	.80	(1.56)	.33	.47
Distributions from net investment income	(.14)	(.19)	(.19)	(.21)	(.15)
Distributions from net realized gain	–	–	–	–	(.06)
Total distributions	(.14)	(.19)	(.19)	(.21)	(.21)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01
Net asset value, end of period	$11.23	$9.04	$8.43	$10.18	$10.06
Total ReturnC	26.29%	9.98%	(15.46)%	3.40%	4.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.09%	.19%	.25%	.25%	.24%
Expenses net of fee waivers, if any	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.36%	2.26%	2.76%	2.71%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$192,681	$269	$243	$111	$7,372
Portfolio turnover rateF	4%	25%	1%	8%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Past 5 years	Life of fundA
Investor Class	23.61%	7.17%	6.76%
Premium Class	23.79%	7.25%	6.83%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global ex U.S. Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$14,952	Fidelity® Global ex U.S. Index Fund - Investor Class
$15,190	MSCI ACWI (All Country World Index) ex USA Index

Fidelity® Global ex U.S. Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the year ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the EU. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In energy (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes gained just shy of 24%, roughly in line with the 23.85% increase in the benchmark MSCI ACWI ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment, many more stocks contributed than detracted over the 12-month time frame. On an absolute basis, the fund’s top individual contributor was China-based media company Tencent Holdings (+69%), which gained steadily for much of the year, reflecting its strong financial results. South Korea’s Samsung Electronics (+75%) also surged, as the consumer electronics giant bounced back from a difficult 2016. Chinese e-commerce giant Alibaba Group (+82%) continued to produce strong growth this period, while shares of Taiwan Semiconductor (+38%) benefited from steady demand for the chipmaker's products. In contrast, the biggest individual detractor was Israel-based Teva Pharmaceutical Industries, which encountered a myriad of problems in route to a roughly -67% return. U.K.-based telecom services provider BT Group (-21%) saw its shares plunge in January as the company dealt with an accounting scandal involving its Italian business. Irish drug company Shire also notably detracted, returning about -13%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2	1.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.2	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1	1.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.0	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.9	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8	0.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.7	0.6
	9.5

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	23.6
Industrials	11.7	11.6
Information Technology	11.3	10.1
Consumer Discretionary	11.1	11.3
Consumer Staples	9.1	9.2
Materials	7.7	7.3
Health Care	7.4	7.7
Energy	6.8	6.6
Telecommunication Services	4.3	4.6
Real Estate	3.0	3.0

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Japan	16.2%
United Kingdom	11.1%
France	6.7%
Germany	6.6%
Canada	6.5%
Switzerland	5.4%
Australia	4.5%
Cayman Islands	4.2%
Korea (South)	3.7%
Other*	35.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2017
Japan	15.6%
United Kingdom	11.1%
France	6.6%
Canada	6.6%
Germany	6.5%
Switzerland	5.9%
Australia	4.9%
Korea (South)	3.4%
Cayman Islands	3.3%
Other*	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Global ex U.S. Index Fund

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 96.6%
		Shares	Value
Australia - 4.5%
AGL Energy Ltd.		97,087	$1,877,701
Alumina Ltd.		356,521	638,500
Amcor Ltd.		172,009	2,085,290
AMP Ltd.		434,437	1,652,507
APA Group unit		167,257	1,095,767
Aristocrat Leisure Ltd.		79,345	1,430,114
ASX Ltd.		28,949	1,195,987
Aurizon Holdings Ltd.		301,464	1,195,158
Australia & New Zealand Banking Group Ltd.		432,057	9,893,791
Bank of Queensland Ltd.		56,305	575,723
Bendigo & Adelaide Bank Ltd.		67,493	587,843
BHP Billiton Ltd.		471,535	9,708,344
BlueScope Steel Ltd.		84,856	833,888
Boral Ltd.		172,026	941,370
Brambles Ltd.		231,192	1,673,879
Caltex Australia Ltd.		38,122	999,593
Challenger Ltd.		84,432	859,446
Cimic Group Ltd.		13,999	518,028
Coca-Cola Amatil Ltd.		80,310	501,389
Cochlear Ltd.		8,597	1,157,503
Commonwealth Bank of Australia		254,549	15,123,805
Computershare Ltd.		68,696	819,142
Crown Ltd.		57,868	514,198
CSL Ltd.		66,682	7,090,302
DEXUS Property Group unit		148,684	1,111,780
Dominos Pizza Enterprises Ltd.		9,501	338,783
Flight Centre Travel Group Ltd.		7,620	272,936
Fortescue Metals Group Ltd.		228,794	812,499
Goodman Group unit		265,424	1,698,269
Harvey Norman Holdings Ltd. (a)		88,005	254,600
Healthscope Ltd.		261,539	392,331
Incitec Pivot Ltd.		253,171	740,180
Insurance Australia Group Ltd.		343,143	1,722,817
Lendlease Group unit		81,545	1,011,674
Macquarie Group Ltd.		47,621	3,584,536
Medibank Private Ltd.		406,084	954,145
Mirvac Group unit		540,987	997,847
National Australia Bank Ltd.		393,588	9,838,256
Newcrest Mining Ltd.		113,882	1,953,246
Orica Ltd.		55,505	886,573
Origin Energy Ltd. (b)		253,647	1,541,382
Qantas Airways Ltd.		70,830	333,390
QBE Insurance Group Ltd.		200,485	1,638,752
Ramsay Health Care Ltd.		20,260	1,037,506
realestate.com.au Ltd.		7,710	426,513
Rio Tinto Ltd.		62,359	3,314,603
Santos Ltd. (b)		279,083	961,183
Scentre Management Ltd. A/S Trustee South Carolina unit		788,909	2,427,242
SEEK Ltd.		50,266	706,714
Sonic Healthcare Ltd.		56,991	949,565
South32 Ltd.		765,985	1,975,651
SP AusNet		272,367	368,967
Stockland Corp. Ltd. unit		351,276	1,215,198
Suncorp Group Ltd.		191,115	1,986,345
Sydney Airport unit		161,465	878,634
Tabcorp Holdings Ltd.		123,805	425,446
Tatts Group Ltd.		201,233	642,237
Telstra Corp. Ltd.		607,936	1,649,930
The GPT Group unit		258,008	1,005,104
TPG Telecom Ltd.		57,367	237,092
Transurban Group unit		302,466	2,808,002
Treasury Wine Estates Ltd.		110,179	1,319,694
Vicinity Centers unit		492,645	999,172
Wesfarmers Ltd.		167,210	5,349,320
Westfield Corp. unit		293,851	1,747,464
Westpac Banking Corp.		493,860	12,509,201
Woodside Petroleum Ltd.		112,032	2,634,904
Woolworths Ltd.		191,061	3,784,395

TOTAL AUSTRALIA			144,413,346

Austria - 0.2%
Andritz AG		11,057	625,183
Erste Group Bank AG		44,641	1,918,283
OMV AG		21,630	1,299,594
Raiffeisen International Bank-Holding AG (b)		21,648	754,231
Voestalpine AG		17,049	938,065

TOTAL AUSTRIA			5,535,356

Bailiwick of Jersey - 0.8%
Experian PLC		139,304	2,934,898
Glencore Xstrata PLC		1,796,739	8,662,410
Randgold Resources Ltd.		13,686	1,344,893
Shire PLC		133,568	6,578,971
Wolseley PLC		37,418	2,616,532
WPP PLC		188,247	3,328,062

TOTAL BAILIWICK OF JERSEY			25,465,766

Belgium - 0.8%
Ageas		27,524	1,335,194
Anheuser-Busch InBev SA NV		112,084	13,743,880
Colruyt NV		8,764	448,266
Groupe Bruxelles Lambert SA		11,593	1,244,809
KBC Groep NV		36,956	3,069,767
Proximus		22,510	747,554
Solvay SA Class A		10,733	1,594,673
Telenet Group Holding NV (b)		7,682	531,355
UCB SA		18,561	1,351,083
Umicore SA		27,682	1,237,255

TOTAL BELGIUM			25,303,836

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)(b)		442,000	236,824
Alibaba Pictures Group Ltd. (b)		1,760,000	286,513
Beijing Enterprises Water Group Ltd.		702,000	589,394
Brilliance China Automotive Holdings Ltd.		438,000	1,107,155
Cheung Kong Infrastructure Holdings Ltd.		98,000	852,949
China Gas Holdings Ltd.		260,000	789,858
China Resource Gas Group Ltd.		132,000	483,067
Cosco Shipping Ports Ltd.		255,734	296,336
Credicorp Ltd. (United States)		9,874	2,068,011
GOME Electrical Appliances Holdings Ltd.		1,569,104	201,131
Haier Electronics Group Co. Ltd.		187,000	492,585
Hanergy Thin Film Power Group Ltd. (b)(c)		576,000	1
Hongkong Land Holdings Ltd.		172,736	1,252,336
Jardine Matheson Holdings Ltd.		31,876	2,041,977
Jardine Strategic Holdings Ltd.		32,200	1,350,468
Kerry Properties Ltd.		101,000	454,418
Kunlun Energy Co. Ltd.		490,000	454,111
Li & Fung Ltd.		882,000	444,313
Nine Dragons Paper (Holdings) Ltd.		253,000	464,399
NWS Holdings Ltd.		233,871	473,054
Shangri-La Asia Ltd.		190,000	377,983
Sihuan Pharmaceutical Holdings Group Ltd.		491,000	177,484
Yue Yuen Industrial (Holdings) Ltd.		111,500	427,340

TOTAL BERMUDA			15,321,707

Brazil - 1.1%
Ambev SA		694,100	4,434,534
Banco Bradesco SA		131,566	1,318,355
Banco do Brasil SA		127,900	1,346,522
Banco Santander SA (Brasil) unit		60,800	531,742
BB Seguridade Participacoes SA		102,200	866,324
BM&F BOVESPA SA		303,866	2,220,034
BR Malls Participacoes SA		118,340	458,702
Brasil Foods SA (b)		66,000	892,764
CCR SA		175,200	974,732
Centrais Eletricas Brasileiras SA (Electrobras) (b)		27,600	186,036
Cielo SA		180,971	1,238,080
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		50,100	456,387
Companhia Energetica de Minas Gerais (CEMIG) rights 11/29/17 (b)		18,872	6,692
Companhia Siderurgica Nacional SA (CSN) (b)		96,300	248,161
Cosan SA Industria e Comercio		25,200	288,106
CPFL Energia SA		38,982	327,700
Drogasil SA		34,300	820,042
Duratex SA		41,549	121,422
EDP Energias do Brasil SA		41,481	182,596
Embraer SA		96,900	464,165
ENGIE Brasil Energia SA		23,500	257,176
Equatorial Energia SA		29,000	540,764
Fibria Celulose SA		35,900	574,391
Hypermarcas SA		51,700	540,501
JBS SA		111,900	257,918
Klabin SA unit		86,900	502,066
Kroton Educacional SA		199,552	1,097,405
Localiza Rent A Car SA		24,889	440,292
Lojas Americanas SA		24,750	108,267
Lojas Renner SA		103,480	1,090,695
M. Dias Branco SA		15,800	232,559
Multiplan Empreendimentos Imobiliarios SA		12,922	282,433
Natura Cosmeticos SA		22,600	213,958
Odontoprev SA		42,500	204,491
Petroleo Brasileiro SA - Petrobras (ON) (b)		445,200	2,370,735
Porto Seguro SA		17,500	191,033
Qualicorp SA		34,300	366,979
Rumo SA		160,500	623,101
Sul America SA unit		25,047	137,283
Terna Participacoes SA unit		26,800	167,945
TIM Participacoes SA		126,900	470,546
Ultrapar Participacoes SA		52,200	1,246,239
Vale SA		435,197	4,270,420
Weg SA		83,600	543,823

TOTAL BRAZIL			34,114,116

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		338,852	258,003
Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		33,989	1,517,531
Agrium, Inc.		20,460	2,227,430
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		62,069	2,910,281
AltaGas Ltd.		26,618	606,802
ARC Resources Ltd.		52,503	640,161
ATCO Ltd. Class I (non-vtg.)		11,193	405,867
Bank of Montreal		95,900	7,346,560
Bank of Nova Scotia		176,678	11,405,119
Barrick Gold Corp.		171,970	2,484,707
BCE, Inc.		22,910	1,057,863
BlackBerry Ltd. (b)		74,903	819,805
Bombardier, Inc. Class B (sub. vtg.) (b)		277,686	587,616
Brookfield Asset Management, Inc. Class A		130,831	5,488,391
CAE, Inc.		40,394	715,764
Cameco Corp.		57,028	463,261
Canadian Imperial Bank of Commerce		63,312	5,572,987
Canadian National Railway Co.		111,105	8,940,245
Canadian Natural Resources Ltd.		164,611	5,744,351
Canadian Pacific Railway Ltd.		21,606	3,746,090
Canadian Tire Ltd. Class A (non-vtg.)		9,791	1,201,392
Canadian Utilities Ltd. Class A (non-vtg.)		17,969	542,650
CCL Industries, Inc. Class B		20,082	967,909
Cenovus Energy, Inc.		150,812	1,463,581
CGI Group, Inc. Class A (sub. vtg.) (b)		30,870	1,640,290
CI Financial Corp.		38,772	861,934
Constellation Software, Inc.		2,933	1,668,679
Crescent Point Energy Corp.		80,159	659,241
Dollarama, Inc.		15,922	1,772,389
Element Financial Corp.		57,542	443,351
Emera, Inc.		7,852	295,797
Empire Co. Ltd. Class A (non-vtg.)		25,079	434,086
Enbridge, Inc.		241,272	9,272,355
Encana Corp.		142,252	1,663,889
Fairfax Financial Holdings Ltd. (sub. vtg.)		4,145	2,182,896
Finning International, Inc.		24,709	602,546
First Capital Realty, Inc.		23,516	372,946
First Quantum Minerals Ltd.		100,798	1,127,444
Fortis, Inc.		61,357	2,259,570
Franco-Nevada Corp.		26,500	2,105,868
George Weston Ltd.		7,815	656,167
Gildan Activewear, Inc.		33,581	1,027,655
Goldcorp, Inc.		128,558	1,679,096
Great-West Lifeco, Inc.		44,135	1,228,158
H&R REIT/H&R Finance Trust		21,467	356,424
Husky Energy, Inc. (b)		53,283	690,560
Hydro One Ltd.		43,753	773,588
IGM Financial, Inc.		12,776	450,294
Imperial Oil Ltd.		43,682	1,416,338
Industrial Alliance Insurance and Financial Services, Inc.		15,980	724,123
Intact Financial Corp.		19,443	1,589,229
Inter Pipeline Ltd.		54,350	1,105,452
Jean Coutu Group, Inc. Class A (sub. vtg.)		11,104	210,701
Keyera Corp.		27,422	807,292
Kinross Gold Corp. (b)		183,070	723,709
Linamar Corp.		7,284	441,975
Loblaw Companies Ltd.		31,874	1,644,966
Magna International, Inc. Class A (sub. vtg.)		53,623	2,925,344
Manulife Financial Corp.		290,205	5,835,143
Methanex Corp.		12,895	628,408
Metro, Inc. Class A (sub. vtg.)		33,808	1,064,214
National Bank of Canada (a)		49,636	2,408,891
Onex Corp. (sub. vtg.)		12,114	920,687
Open Text Corp.		38,687	1,352,741
Pembina Pipeline Corp. (a)		74,085	2,449,210
Peyto Exploration & Development Corp.		24,216	330,363
Potash Corp. of Saskatchewan, Inc.		124,269	2,418,723
Power Corp. of Canada (sub. vtg.)		50,822	1,303,148
Power Financial Corp.		36,090	1,010,162
PrairieSky Royalty Ltd.		30,182	803,387
Restaurant Brands International, Inc.		32,721	2,114,019
Restaurant Brands International, Inc.		304	19,635
RioCan (REIT)		24,386	462,542
Rogers Communications, Inc. Class B (non-vtg.)		53,482	2,775,045
Royal Bank of Canada		214,073	16,737,884
Saputo, Inc.		30,574	1,103,897
Seven Generations Energy Ltd. (b)		36,721	554,473
Shaw Communications, Inc. Class B		63,293	1,445,323
Shopify, Inc. Class A (b)		11,612	1,154,449
Smart (REIT)		8,361	187,816
SNC-Lavalin Group, Inc.		25,201	1,135,324
Sun Life Financial, Inc.		90,168	3,512,086
Suncor Energy, Inc.		245,739	8,343,050
Teck Resources Ltd. Class B (sub. vtg.)		84,421	1,724,934
TELUS Corp.		29,262	1,059,701
The Toronto-Dominion Bank		270,973	15,404,356
Thomson Reuters Corp.		42,119	1,969,319
Tourmaline Oil Corp. (b)		34,142	624,830
TransCanada Corp.		128,287	6,090,674
Turquoise Hill Resources Ltd. (b)		153,118	467,626
Valeant Pharmaceuticals International, Inc. (Canada) (b)		50,127	585,985
Vermilion Energy, Inc.		16,673	569,035
West Fraser Timber Co. Ltd.		9,762	593,771
Wheaton Precious Metals Corp.		64,744	1,343,459
Yamana Gold, Inc.		144,065	374,093

TOTAL CANADA			203,549,118

Cayman Islands - 4.2%
3SBio, Inc. (b)		136,000	243,361
58.com, Inc. ADR (b)		13,312	894,167
AAC Technology Holdings, Inc.		109,500	2,004,333
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		167,443	30,958,536
Anta Sports Products Ltd.		157,000	702,348
ASM Pacific Technology Ltd.		38,800	564,488
Autohome, Inc. ADR Class A (a)(b)		8,024	461,460
Baidu.com, Inc. sponsored ADR (b)		40,286	9,827,367
Chailease Holding Co. Ltd.		154,816	399,651
Cheung Kong Property Holdings Ltd.		384,216	3,159,363
China Conch Venture Holdings Ltd.		231,000	470,800
China Huishan Dairy Holdings Co. Ltd. (c)		461,000	24,819
China Medical System Holdings Ltd.		185,000	341,951
China Mengniu Dairy Co. Ltd.		409,000	1,132,412
China Resources Land Ltd.		398,634	1,188,023
China State Construction International Holdings Ltd.		299,250	420,409
CK Hutchison Holdings Ltd.		398,216	5,055,925
Country Garden Holdings Co. Ltd.		779,644	1,235,214
Ctrip.com International Ltd. ADR (a)(b)		57,900	2,772,831
ENN Energy Holdings Ltd.		113,000	828,518
Evergrande Real Estate Group Ltd. (b)		568,000	2,187,864
Fullshare Holdings Ltd. (a)		992,500	424,917
GCL-Poly Energy Holdings Ltd. (a)(b)		2,066,000	354,865
Geely Automobile Holdings Ltd.		721,000	2,231,926
General Interface Solution Holding Ltd.		24,000	220,187
Haitian International Holdings Ltd.		84,000	251,416
Hengan International Group Co. Ltd.		105,500	1,039,935
JD.com, Inc. sponsored ADR (b)		96,588	3,623,982
Kingsoft Corp. Ltd.		119,000	300,497
Longfor Properties Co. Ltd.		219,500	512,637
Melco Crown Entertainment Ltd. sponsored ADR		36,005	910,206
MGM China Holdings Ltd.		142,800	321,791
Minth Group Ltd.		100,000	539,647
Momo, Inc. ADR (a)(b)		15,384	468,750
NetEase, Inc. ADR (a)		11,606	3,271,964
New Oriental Education & Technology Group, Inc. sponsored ADR		19,923	1,658,391
Sands China Ltd.		358,800	1,690,197
Semiconductor Manufacturing International Corp. (a)(b)		410,100	629,271
Shenzhou International Group Holdings Ltd.		111,000	947,599
Shimao Property Holdings Ltd.		183,500	384,340
SINA Corp.		8,220	884,883
Sino Biopharmaceutical Ltd.		622,000	726,334
SOHO China Ltd.		247,000	143,108
Sunac China Holdings Ltd.		300,000	1,526,649
Sunny Optical Technology Group Co. Ltd.		103,000	1,507,755
TAL Education Group ADR		40,639	1,117,573
Tencent Holdings Ltd.		836,300	37,587,594
Tingyi (Cayman Islands) Holding Corp.		300,000	472,992
Vipshop Holdings Ltd. ADR (b)		61,469	485,605
Want Want China Holdings Ltd.		737,000	602,720
Weibo Corp. sponsored ADR (a)(b)		6,629	614,177
WH Group Ltd.		1,196,500	1,211,622
Wynn Macau Ltd.		228,000	584,510
YY, Inc. ADR (b)		6,138	554,814
Zhen Ding Technology Holding Ltd.		72,302	181,367

TOTAL CAYMAN ISLANDS			132,858,061

Chile - 0.3%
AES Gener SA		379,550	131,192
Aguas Andinas SA		445,033	290,186
Banco de Chile		3,431,682	525,711
Banco de Credito e Inversiones		5,660	380,624
Banco Santander Chile		9,271,712	728,393
Cencosud SA		205,278	612,818
Colbun SA		1,322,712	309,745
Compania Cervecerias Unidas SA		22,844	325,372
Compania de Petroleos de Chile SA (COPEC)		67,452	1,039,150
CorpBanca SA		20,147,413	189,619
Empresa Nacional de Electricidad SA		489,374	428,945
Empresa Nacional de Telecomunicaciones SA (ENTEL)		24,112	278,835
Empresas CMPC SA		186,797	598,443
Enel Chile SA		2,928,761	341,447
Enersis SA		4,324,035	927,380
LATAM Airlines Group SA		44,352	612,545
S.A.C.I. Falabella		109,670	1,051,123

TOTAL CHILE			8,771,528

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		3,795,000	1,785,276
Air China Ltd. (H Shares)		276,000	262,861
Aluminum Corp. of China Ltd. (H Shares) (b)		608,000	488,341
AviChina Industry & Technology Co. Ltd. (H Shares)		289,000	167,812
Bank Communications Co. Ltd. (H Shares)		1,278,000	963,242
Bank of China Ltd. (H Shares)		11,691,000	5,829,465
Beijing Capital International Airport Co. Ltd. (H Shares)		232,000	380,650
BYD Co. Ltd. (H Shares) (a)		95,500	835,027
CGN Power Co. Ltd. (H Shares)		1,554,000	456,157
China Cinda Asset Management Co. Ltd. (H Shares)		1,284,000	498,695
China CITIC Bank Corp. Ltd. (H Shares)		1,313,000	844,882
China Coal Energy Co. Ltd. (H Shares)		260,000	118,979
China Communications Construction Co. Ltd. (H Shares)		651,000	790,239
China Communications Services Corp. Ltd. (H Shares)		322,000	195,229
China Construction Bank Corp. (H Shares)		12,381,000	11,045,679
China Everbright Bank Co. Ltd. (H Shares)		409,000	192,929
China Galaxy Securities Co. Ltd. (H Shares)		502,000	437,562
China Huarong Asset Management Co. Ltd.		941,000	442,673
China Life Insurance Co. Ltd. (H Shares)		1,094,000	3,626,941
China Longyuan Power Grid Corp. Ltd. (H Shares)		467,000	345,997
China Merchants Bank Co. Ltd. (H Shares)		564,751	2,153,632
China Minsheng Banking Corp. Ltd. (H Shares)		767,500	742,767
China National Building Materials Co. Ltd. (H Shares)		452,000	381,234
China Oilfield Services Ltd. (H Shares)		296,000	262,179
China Pacific Insurance (Group) Co. Ltd. (H Shares)		382,000	1,882,726
China Petroleum & Chemical Corp. (H Shares)		3,758,000	2,759,570
China Railway Construction Corp. Ltd. (H Shares)		286,000	358,902
China Railway Group Ltd. (H Shares)		581,000	466,951
China Shenhua Energy Co. Ltd. (H Shares)		500,000	1,194,657
China Southern Airlines Ltd. (H Shares)		282,000	208,209
China Telecom Corp. Ltd. (H Shares)		2,018,000	1,011,406
China Vanke Co. Ltd. (H Shares)		171,300	609,323
Chongqing Changan Automobile Co. Ltd. (B Shares)		101,400	132,706
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		395,000	268,349
CITIC Securities Co. Ltd. (H Shares)		332,000	737,078
Conch Cement Co. Ltd. (H Shares)		174,500	745,965
CRRC Corp. Ltd. (H Shares)		584,950	576,597
Dongfeng Motor Group Co. Ltd. (H Shares)		406,000	556,849
Fuyao Glass Industries Group Co. Ltd.		76,800	292,378
GF Securities Co. Ltd. (H Shares)		204,400	435,451
Great Wall Motor Co. Ltd. (H Shares)		452,500	570,164
Guangzhou Automobile Group Co. Ltd. (H Shares)		308,000	765,914
Guangzhou R&F Properties Co. Ltd. (H Shares)		148,000	315,297
Haitong Securities Co. Ltd. (H Shares)		459,600	726,980
Huaneng Power International, Inc. (H Shares)		616,000	412,172
Huaneng Renewables Corp. Ltd. (H Shares)		670,000	230,164
Huatai Securities Co. Ltd. (H Shares)		243,600	525,832
Industrial & Commercial Bank of China Ltd. (H Shares)		10,849,000	8,608,110
Jiangsu Expressway Co. Ltd. (H Shares)		200,000	306,612
Jiangxi Copper Co. Ltd. (H Shares)		192,000	306,160
New China Life Insurance Co. Ltd. (H Shares)		110,700	691,751
People's Insurance Co. of China Group (H Shares)		1,033,000	491,249
PetroChina Co. Ltd. (H Shares)		3,042,000	1,988,552
PICC Property & Casualty Co. Ltd. (H Shares)		677,289	1,342,181
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		766,000	6,725,844
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		256,000	183,762
Shanghai Electric Group Co. Ltd. (H Shares) (b)		366,000	166,078
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		66,500	332,014
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		87,040	135,086
Shanghai Pharma Holding Co. Ltd. (H Shares)		107,200	276,884
Sinopec Engineering Group Co. Ltd. (H Shares)		187,000	160,360
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		551,000	328,422
Sinopharm Group Co. Ltd. (H Shares)		179,600	803,451
TravelSky Technology Ltd. (H Shares)		138,000	357,320
Tsingtao Brewery Co. Ltd. (H Shares)		46,000	192,517
Weichai Power Co. Ltd. (H Shares)		291,600	362,566
Yanzhou Coal Mining Co. Ltd. (H Shares)		246,000	245,325
Zhejiang Expressway Co. Ltd. (H Shares)		224,000	277,078
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		83,100	486,261
Zijin Mng Group Co. Ltd. (H Shares)		872,000	301,792
ZTE Corp. (H Shares) (b)		102,280	354,638

TOTAL CHINA			74,456,101

Colombia - 0.1%
Bancolombia SA		35,435	328,485
Cementos Argos SA		60,215	219,716
Ecopetrol SA		750,904	410,991
Grupo de Inversiones Suramerica SA		34,833	442,218
Interconexion Electrica SA ESP		51,789	226,765
Inversiones Argos SA		41,029	267,588

TOTAL COLOMBIA			1,895,763

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		23,595	517,334
Komercni Banka A/S		11,320	486,632
MONETA Money Bank A/S		82,160	280,840
Telefonica Czech Rep A/S		8,264	100,650

TOTAL CZECH REPUBLIC			1,385,456

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A		573	1,062,000
Series B		946	1,816,995
Carlsberg A/S Series B		15,593	1,780,627
Christian Hansen Holding A/S		14,790	1,294,190
Coloplast A/S Series B		17,310	1,522,830
Danske Bank A/S		110,503	4,215,486
DONG Energy A/S		27,415	1,536,347
DSV de Sammensluttede Vognmaend A/S		28,009	2,165,921
Genmab A/S (b)		8,543	1,725,116
H Lundbeck A/S		10,253	609,250
ISS Holdings A/S		23,956	1,014,003
Novo Nordisk A/S Series B		274,268	13,655,488
Novozymes A/S Series B		33,287	1,838,321
Pandora A/S		15,591	1,471,666
TDC A/S		121,196	716,561
Tryg A/S		16,712	397,902
Vestas Wind Systems A/S		31,498	2,778,401
William Demant Holding A/S (b)		17,419	502,535

TOTAL DENMARK			40,103,639

Egypt - 0.0%
Commercial International Bank SAE		73,566	329,523
Commercial International Bank SAE sponsored GDR		86,326	394,078
EFG-Hermes Holding SAE		50,000	65,205
Global Telecom Holding (b)		316,962	120,590

TOTAL EGYPT			909,396

Finland - 0.7%
Elisa Corp. (A Shares)		20,902	842,187
Fortum Corp.		66,037	1,402,310
Kone Oyj (B Shares)		49,925	2,702,469
Metso Corp.		16,248	590,696
Neste Oyj		18,939	1,055,182
Nokia Corp.		858,950	4,224,251
Nokian Tyres PLC		17,116	784,942
Orion Oyj (B Shares)		15,677	642,800
Sampo Oyj (A Shares)		65,736	3,444,235
Stora Enso Oyj (R Shares)		79,208	1,239,125
UPM-Kymmene Corp.		79,074	2,376,421
Wartsila Corp.		21,383	1,377,412

TOTAL FINLAND			20,682,030

France - 6.7%
Accor SA		26,888	1,341,613
Aeroports de Paris		4,465	752,073
Air Liquide SA		54,838	6,982,194
Alstom SA		22,472	909,372
Arkema SA		10,118	1,278,187
Atos Origin SA		13,990	2,173,920
AXA SA		284,722	8,595,310
BIC SA		4,138	437,043
BNP Paribas SA		165,028	12,887,291
Bollore SA		125,596	607,147
Bollore SA (b)		720	3,413
Bouygues SA		31,008	1,488,672
Bureau Veritas SA		38,652	1,035,322
Capgemini SA		23,701	2,880,906
Carrefour SA		82,738	1,665,401
Casino Guichard Perrachon SA		8,110	463,230
CNP Assurances		24,778	576,532
Compagnie de St. Gobain		73,515	4,312,526
Credit Agricole SA		167,992	2,932,004
Danone SA		86,833	7,096,963
Dassault Aviation SA		369	575,542
Dassault Systemes SA		19,056	2,023,735
Edenred SA		31,766	915,815
EDF SA		5,248	68,712
EDF SA		74,947	981,275
Eiffage SA		10,806	1,128,961
ENGIE		268,434	4,537,064
Essilor International SA		30,603	3,874,927
Eurazeo SA		6,534	607,444
Eutelsat Communications		25,983	651,028
Fonciere des Regions		4,832	492,105
Gecina SA		6,908	1,120,917
Groupe Eurotunnel SA		67,964	854,221
Hermes International SCA		4,708	2,443,447
ICADE		4,831	422,054
Iliad SA		3,793	947,057
Imerys SA		5,117	466,054
Ingenico SA		8,369	812,451
Ipsen SA		5,542	670,091
JCDecaux SA		11,498	439,975
Kering SA		11,124	5,098,891
Klepierre SA		32,019	1,273,517
L'Oreal SA		5,097	1,134,407
L'Oreal SA		31,905	7,100,892
Lagardere S.C.A. (Reg.)		17,076	562,417
Legrand SA		39,166	2,909,348
LVMH Moet Hennessy - Louis Vuitton SA		41,026	12,236,553
Michelin CGDE Series B		25,119	3,634,076
Natixis SA		135,709	1,064,199
Orange SA		294,123	4,831,763
Pernod Ricard SA		31,233	4,684,152
Peugeot Citroen SA		76,405	1,812,492
Publicis Groupe SA		30,298	1,972,184
Remy Cointreau SA		3,408	442,634
Renault SA		26,316	2,609,898
Rexel SA		44,619	796,508
Safran SA		45,937	4,838,883
Sanofi SA		166,738	15,787,863
Schneider Electric SA		82,766	7,271,926
SCOR SE		24,883	1,033,169
SEB SA		3,426	638,524
Societe Generale Series A		112,843	6,280,224
Sodexo SA		1,000	127,260
Sodexo SA		1,580	201,071
Sodexo SA		11,153	1,419,329
Suez Environnement SA		54,180	952,985
Thales SA		15,778	1,644,553
Total SA		347,632	19,376,361
Unibail-Rodamco		14,763	3,694,707
Valeo SA		35,472	2,400,666
Veolia Environnement SA		69,581	1,648,586
VINCI SA		74,234	7,267,927
Vivendi SA		151,749	3,769,510
Wendel SA		3,920	661,188
Zodiac Aerospace		30,192	863,403

TOTAL FRANCE			214,494,060

Germany - 6.2%
adidas AG		27,704	6,165,375
Allianz SE		66,948	15,629,608
Axel Springer Verlag AG		7,145	481,893
BASF AG		135,011	14,723,389
Bayer AG		121,616	15,819,685
Bayerische Motoren Werke AG (BMW)		48,846	4,978,598
Beiersdorf AG		15,044	1,687,562
Brenntag AG		22,926	1,298,281
Commerzbank AG (b)		157,613	2,160,001
Continental AG		16,125	4,092,861
Covestro AG		16,374	1,570,873
Daimler AG (Germany)		141,493	11,749,884
Deutsche Bank AG		304,117	4,941,797
Deutsche Borse AG		28,410	2,942,281
Deutsche Lufthansa AG		34,589	1,103,973
Deutsche Post AG		142,538	6,528,512
Deutsche Telekom AG		481,595	8,720,400
Deutsche Wohnen AG (Bearer)		51,484	2,192,845
E.ON AG		323,524	3,831,962
Evonik Industries AG		24,231	882,893
Fraport AG Frankfurt Airport Services Worldwide		6,029	572,084
Fresenius Medical Care AG & Co. KGaA		31,834	3,082,231
Fresenius SE & Co. KGaA		61,268	5,117,801
GEA Group AG		27,008	1,302,298
Hannover Reuck SE		9,005	1,129,192
HeidelbergCement Finance AG		21,616	2,202,442
Henkel AG & Co. KGaA		15,078	1,900,382
Hochtief AG (a)		2,782	490,953
Hugo Boss AG		9,345	836,444
Infineon Technologies AG		166,917	4,616,600
Innogy SE		20,313	945,281
K&S AG (a)		28,315	686,700
KION Group AG		10,550	844,389
Lanxess AG		13,123	1,025,407
Linde AG		26,859	5,800,911
MAN SE		5,537	611,955
Merck KGaA		18,778	2,009,961
Metro Wholesale & Food Specialist AG		26,409	504,352
Muenchener Rueckversicherungs AG		22,897	5,122,275
OSRAM Licht AG		14,671	1,122,439
ProSiebenSat.1 Media AG		34,037	1,198,909
RWE AG		76,723	1,917,897
SAP SE		144,486	16,509,350
Schaeffler AG		25,543	404,205
Siemens AG		112,486	16,156,675
Symrise AG		18,006	1,401,292
Telefonica Deutschland Holding AG		105,221	534,758
Thyssenkrupp AG		64,739	1,727,294
TUI AG (GB)		64,550	1,165,956
United Internet AG		17,778	1,124,690
Volkswagen AG		4,797	895,829
Vonovia SE		69,048	3,037,058
Zalando SE (b)		16,634	832,301

TOTAL GERMANY			198,332,984

Greece - 0.1%
Alpha Bank AE (b)		191,115	380,681
EFG Eurobank Ergasias SA (b)		279,054	227,864
Ff Group (b)		4,332	90,729
Greek Organization of Football Prognostics SA		33,167	371,665
Hellenic Telecommunications Organization SA		36,265	430,882
Jumbo SA		16,049	257,987
National Bank of Greece SA (b)		722,868	239,089
Piraeus Bank SA (b)		44,753	128,762
Titan Cement Co. SA (Reg.)		6,321	152,562

TOTAL GREECE			2,280,221

Hong Kong - 2.4%
AIA Group Ltd.		1,775,600	13,360,130
Bank of East Asia Ltd.		181,837	797,142
Beijing Enterprises Holdings Ltd.		74,500	442,622
BOC Hong Kong (Holdings) Ltd.		546,000	2,600,033
China Everbright International Ltd.		363,000	511,831
China Everbright Ltd.		144,000	341,477
China Jinmao Holdings Group Ltd.		580,000	260,210
China Merchants Holdings International Co. Ltd.		198,063	619,471
China Mobile Ltd.		905,000	9,102,826
China Overseas Land and Investment Ltd.		556,000	1,803,112
China Power International Development Ltd.		540,000	171,662
China Resources Beer Holdings Co. Ltd.		229,162	660,926
China Resources Power Holdings Co. Ltd.		280,523	539,371
China Taiping Insurance Group Ltd.		227,177	748,385
China Unicom Ltd. (b)		884,000	1,254,271
CITIC Pacific Ltd.		865,000	1,266,221
CLP Holdings Ltd.		242,500	2,466,528
CNOOC Ltd.		2,637,000	3,600,543
CSPC Pharmaceutical Group Ltd.		616,000	1,070,700
Far East Horizon Ltd.		299,000	297,030
Fosun International Ltd.		379,500	940,797
Galaxy Entertainment Group Ltd.		347,000	2,361,845
Guangdong Investment Ltd.		438,000	634,425
Hang Lung Group Ltd.		127,000	446,048
Hang Lung Properties Ltd.		289,000	663,840
Hang Seng Bank Ltd.		112,500	2,663,464
Henderson Land Development Co. Ltd.		174,500	1,137,402
HK Electric Investments & HK Electric Investments Ltd. unit		398,500	366,759
Hong Kong & China Gas Co. Ltd.		1,239,810	2,350,214
Hong Kong Exchanges and Clearing Ltd.		171,345	4,770,443
Hysan Development Co. Ltd.		91,020	439,851
i-CABLE Communications Ltd. (b)		77,911	2,437
Lenovo Group Ltd.		1,004,000	581,701
Link (REIT)		327,547	2,752,161
MTR Corp. Ltd.		218,107	1,263,675
New World Development Co. Ltd.		855,245	1,273,867
PCCW Ltd.		619,913	341,686
Power Assets Holdings Ltd.		201,500	1,746,020
Shanghai Industrial Holdings Ltd.		67,000	205,687
Sino Land Ltd.		461,022	794,234
Sino-Ocean Group Holding Ltd.		406,091	264,953
SJM Holdings Ltd.		304,000	261,081
Sun Art Retail Group Ltd.		359,500	363,122
Sun Hung Kai Properties Ltd.		212,781	3,480,254
Swire Pacific Ltd. (A Shares)		69,500	686,412
Swire Properties Ltd.		164,400	555,277
Techtronic Industries Co. Ltd.		201,500	1,181,663
Wharf Holdings Ltd.		178,000	1,618,825
Wheelock and Co. Ltd.		120,000	835,235

TOTAL HONG KONG			76,897,869

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		52,088	623,749
OTP Bank PLC		35,369	1,426,356
Richter Gedeon PLC		20,492	509,791

TOTAL HUNGARY			2,559,896

India - 2.1%
ACC Ltd.		5,607	156,693
Adani Ports & Special Economic Zone Ltd.		105,066	698,304
Ambuja Cements Ltd.		90,405	393,035
Apollo Hospitals Enterprise Ltd.		12,997	208,464
Ashok Leyland Ltd.		170,665	345,811
Asian Paints Ltd.		43,342	790,431
Aurobindo Pharma Ltd.		39,863	467,890
Axis Bank Ltd.		243,672	1,968,757
Bajaj Auto Ltd.		12,047	605,997
Bajaj Finance Ltd.		23,633	657,198
Bajaj Finserv Ltd.		5,866	453,911
Bharat Forge Ltd.		31,392	338,500
Bharat Heavy Electricals Ltd.		118,327	179,090
Bharat Petroleum Corp. Ltd.		112,432	940,435
Bharti Airtel Ltd.		178,182	1,368,218
Bharti Infratel Ltd.		82,392	562,620
Bosch Ltd.		1,112	360,858
Cadila Healthcare Ltd.		31,881	247,884
Cipla Ltd.		51,329	497,515
Coal India Ltd.		102,222	452,224
Container Corp. of India Ltd.		5,193	110,866
Dabur India Ltd.		78,388	402,957
Dr. Reddy's Laboratories Ltd.		15,996	596,932
Eicher Motors Ltd.		1,943	967,251
GAIL India Ltd.		73,102	525,205
Glenmark Pharmaceuticals Ltd.		22,446	214,130
Godrej Consumer Products Ltd.		35,338	509,686
Grasim Industries Ltd.		48,488	918,913
Havells India Ltd.		39,191	293,403
HCL Technologies Ltd.		82,770	1,093,970
Hero Motocorp Ltd.		7,544	448,551
Hindalco Industries Ltd.		173,736	717,483
Hindustan Petroleum Corp. Ltd.		88,267	609,554
Hindustan Unilever Ltd.		93,952	1,795,535
Housing Development Finance Corp. Ltd.		222,403	5,864,570
ICICI Bank Ltd.		344,900	1,617,362
Idea Cellular Ltd. (b)		209,433	300,322
IDFC Bank Ltd.		224,053	196,025
Indiabulls Housing Finance Ltd.		46,969	902,421
Indian Oil Corp. Ltd.		85,371	547,825
Infosys Ltd.		268,900	3,828,347
Infosys Ltd. sponsored ADR		2,400	35,640
ITC Ltd.		494,921	2,030,896
JSW Steel Ltd.		124,435	496,683
Larsen & Toubro Ltd.		69,740	1,316,497
LIC Housing Finance Ltd.		43,674	403,824
Lupin Ltd.		30,885	490,368
Mahindra & Mahindra Financial Services Ltd.		37,900	252,657
Mahindra & Mahindra Ltd.		54,988	1,142,052
Marico Ltd.		69,597	338,849
Maruti Suzuki India Ltd.		15,611	1,979,704
Motherson Sumi Systems Ltd.		92,806	523,440
Nestle India Ltd.		3,570	399,123
NTPC Ltd.		231,468	647,932
Oil & Natural Gas Corp. Ltd.		185,629	547,856
Piramal Enterprises Ltd.		11,420	484,746
Power Finance Corp. Ltd.		83,810	180,240
Reliance Industries Ltd.		382,892	5,563,613
Rural Electrification Corp. Ltd.		109,868	293,886
Shree Cement Ltd.		1,282	374,807
Shriram Transport Finance Co. Ltd.		21,791	393,079
Siemens India Ltd.		9,526	187,173
State Bank of India		254,921	1,203,936
Sun Pharmaceutical Industries Ltd.		137,602	1,174,983
Tata Consultancy Services Ltd.		68,052	2,757,814
Tata Motors Ltd. (b)		226,836	1,500,796
Tata Motors Ltd. Class A (b)		62,904	233,983
Tata Power Co. Ltd.		175,698	230,375
Tata Steel Ltd.		47,380	514,997
Tech Mahindra Ltd.		70,467	524,612
Titan Co. Ltd.		46,092	452,200
Ultratech Cemco Ltd.		13,352	907,534
United Spirits Ltd. (b)		8,309	391,562
UPL Ltd.		49,452	610,455
Vedanta Ltd.		217,501	1,114,714
Wipro Ltd.		180,846	822,122
Yes Bank Ltd.		250,492	1,215,708
Zee Entertainment Enterprises Ltd.		80,166	670,918

TOTAL INDIA			66,564,917

Indonesia - 0.5%
PT Adaro Energy Tbk		2,170,100	292,013
PT AKR Corporindo Tbk		237,400	130,406
PT Astra International Tbk		2,950,900	1,740,623
PT Bank Central Asia Tbk		1,435,700	2,212,434
PT Bank Danamon Indonesia Tbk Series A		451,000	169,593
PT Bank Mandiri (Persero) Tbk		2,690,000	1,398,304
PT Bank Negara Indonesia (Persero) Tbk		1,126,900	631,479
PT Bank Rakyat Indonesia Tbk		1,615,300	1,857,967
PT Bumi Serpong Damai Tbk		975,500	123,713
PT Charoen Pokphand Indonesia Tbk		988,800	240,593
PT Gudang Garam Tbk		71,500	369,032
PT Hanjaya Mandala Sampoerna Tbk		1,449,200	425,277
PT Indocement Tunggal Prakarsa Tbk		275,300	455,704
PT Indofood CBP Sukses Makmur Tbk		317,700	206,139
PT Indofood Sukses Makmur Tbk		649,800	392,874
PT Jasa Marga Tbk		391,496	187,629
PT Kalbe Farma Tbk		3,319,700	391,633
PT Lippo Karawaci Tbk		2,323,400	118,204
PT Matahari Department Store Tbk		356,700	226,184
PT Media Nusantara Citra Tbk		666,000	76,605
PT Pakuwon Jati Tbk		3,046,500	141,515
PT Perusahaan Gas Negara Tbk Series B		1,644,100	223,052
PT Semen Gresik (Persero) Tbk		467,000	375,322
PT Summarecon Agung Tbk		1,259,500	96,117
PT Surya Citra Media Tbk		967,500	153,373
PT Telkomunikasi Indonesia Tbk Series B		7,473,700	2,229,905
PT Tower Bersama Infrastructure Tbk		311,600	156,231
PT Unilever Indonesia Tbk		229,700	840,046
PT United Tractors Tbk		244,900	626,131
PT Waskita Karya Persero Tbk		625,500	97,774
PT XL Axiata Tbk (b)		493,300	122,939

TOTAL INDONESIA			16,708,811

Ireland - 0.4%
Bank Ireland Group PLC (b)		131,688	1,032,053
CRH PLC		122,650	4,615,560
CRH PLC sponsored ADR		800	30,016
DCC PLC (United Kingdom)		12,999	1,232,694
James Hardie Industries PLC CDI		63,408	965,248
Kerry Group PLC Class A		23,480	2,364,466
Paddy Power Betfair PLC (Ireland)		11,699	1,196,502
Ryanair Holdings PLC (b)		5,681	111,833
Ryanair Holdings PLC sponsored ADR (b)		3,421	383,528

TOTAL IRELAND			11,931,900

Isle of Man - 0.1%
Genting Singapore PLC		896,100	802,026
NEPI Rockcastle PLC		57,268	800,608

TOTAL ISLE OF MAN			1,602,634

Israel - 0.3%
Azrieli Group		6,457	364,361
Bank Hapoalim BM (Reg.)		159,026	1,125,432
Bank Leumi le-Israel BM		209,793	1,160,006
Bezeq The Israel Telecommunication Corp. Ltd.		299,086	446,601
Check Point Software Technologies Ltd. (a)(b)		19,027	2,239,668
Elbit Systems Ltd. (Israel)		3,410	505,508
Frutarom Industries Ltd.		5,697	469,027
Israel Chemicals Ltd.		77,470	322,970
Mizrahi Tefahot Bank Ltd.		20,402	368,091
NICE Systems Ltd.		8,371	689,887
NICE Systems Ltd. sponsored ADR (a)		773	64,399
Taro Pharmaceutical Industries Ltd. (a)(b)		1,941	218,207
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		132,866	1,833,551

TOTAL ISRAEL			9,807,708

Italy - 1.3%
Assicurazioni Generali SpA		183,790	3,348,333
Atlantia SpA		67,272	2,194,130
Enel SpA		1,196,788	7,422,088
Eni SpA		376,149	6,149,295
Intesa Sanpaolo SpA		1,976,476	6,644,729
Intesa Sanpaolo SpA (Risparmio Shares)		145,343	458,472
Leonardo SpA		58,021	1,002,297
Luxottica Group SpA		24,710	1,417,297
Mediobanca SpA		82,751	907,053
Poste Italiane SpA		75,052	548,588
Prysmian SpA		30,236	1,042,524
Recordati SpA		15,643	727,230
Saipem SpA (b)		89,225	374,993
Snam Rete Gas SpA		333,138	1,702,013
Telecom Italia SpA (b)		1,624,093	1,409,409
Terna SpA		202,903	1,224,301
UniCredit SpA (b)		294,828	5,642,561
Unipolsai SpA		151,623	345,465

TOTAL ITALY			42,560,778

Japan - 16.2%
ABC-MART, Inc.		5,000	252,215
ACOM Co. Ltd. (b)		62,900	261,493
AEON Co. Ltd.		88,200	1,364,228
AEON Financial Service Co. Ltd.		16,700	358,657
AEON MALL Co. Ltd.		17,270	308,819
Air Water, Inc.		22,500	431,809
Aisin Seiki Co. Ltd.		25,900	1,341,684
Ajinomoto Co., Inc.		79,000	1,589,210
Alfresa Holdings Corp.		27,000	515,892
All Nippon Airways Ltd.		16,800	645,708
Alps Electric Co. Ltd.		29,700	908,940
Amada Holdings Co. Ltd.		52,000	646,153
Aozora Bank Ltd.		17,800	696,724
Asahi Glass Co. Ltd.		28,800	1,128,677
Asahi Group Holdings		57,300	2,616,227
Asahi Kasei Corp.		187,100	2,265,729
Asics Corp.		24,200	369,954
Astellas Pharma, Inc.		305,500	4,065,856
Bandai Namco Holdings, Inc.		28,600	980,066
Bank of Kyoto Ltd.		9,000	472,654
Benesse Holdings, Inc.		10,200	345,782
Bridgestone Corp.		95,200	4,547,742
Brother Industries Ltd.		35,000	851,659
Calbee, Inc.		12,000	404,985
Canon, Inc.		157,000	5,898,035
Casio Computer Co. Ltd.		29,100	429,417
Central Japan Railway Co.		21,200	3,850,911
Chiba Bank Ltd.		104,000	797,223
Chubu Electric Power Co., Inc.		92,800	1,196,794
Chugai Pharmaceutical Co. Ltd.		32,900	1,568,566
Chugoku Electric Power Co., Inc.		40,900	456,041
Coca-Cola West Co. Ltd.		17,400	608,815
Concordia Financial Group Ltd.		181,400	960,711
Credit Saison Co. Ltd.		22,400	451,031
CYBERDYNE, Inc. (a)(b)		14,700	194,750
Dai Nippon Printing Co. Ltd.		39,000	934,829
Dai-ichi Mutual Life Insurance Co.		159,000	3,036,570
Daicel Chemical Industries Ltd.		40,500	505,667
Daiichi Sankyo Kabushiki Kaisha		82,300	1,890,323
Daikin Industries Ltd.		36,700	4,055,749
Dainippon Sumitomo Pharma Co. Ltd.		23,400	333,971
Daito Trust Construction Co. Ltd.		10,200	1,783,311
Daiwa House Industry Co. Ltd.		82,700	3,031,197
Daiwa House REIT Investment Corp.		204	476,709
Daiwa Securities Group, Inc.		239,000	1,498,454
DeNA Co. Ltd.		15,700	369,222
DENSO Corp.		69,900	3,849,672
Dentsu, Inc.		31,500	1,347,380
Disco Corp.		4,100	950,080
Don Quijote Holdings Co. Ltd.		17,700	742,427
East Japan Railway Co.		48,700	4,722,907
Eisai Co. Ltd.		39,800	2,215,134
Electric Power Development Co. Ltd.		20,600	519,142
FamilyMart Co. Ltd.		12,400	704,785
Fanuc Corp.		28,500	6,663,981
Fast Retailing Co. Ltd.		7,800	2,609,687
Fuji Electric Co. Ltd.		83,000	601,345
Fujifilm Holdings Corp.		61,000	2,495,375
Fujitsu Ltd.		286,000	2,228,654
Fukuoka Financial Group, Inc.		108,000	557,410
Hakuhodo DY Holdings, Inc.		35,600	492,455
Hamamatsu Photonics K.K.		21,500	696,124
Hankyu Hanshin Holdings, Inc.		35,600	1,387,950
Hikari Tsushin, Inc.		3,200	414,275
Hino Motors Ltd.		38,100	490,385
Hirose Electric Co. Ltd.		4,765	716,827
Hiroshima Bank Ltd.		37,500	317,503
Hisamitsu Pharmaceutical Co., Inc.		9,100	501,032
Hitachi Chemical Co. Ltd.		14,600	416,331
Hitachi Construction Machinery Co. Ltd.		16,400	562,591
Hitachi High-Technologies Corp.		10,400	435,228
Hitachi Ltd.		710,000	5,653,978
Hitachi Metals Ltd.		32,300	418,438
Honda Motor Co. Ltd.		252,900	7,925,147
Hoshizaki Corp.		7,800	738,143
Hoya Corp.		57,300	3,113,151
Hulic Co. Ltd.		43,100	444,619
Idemitsu Kosan Co. Ltd.		19,400	567,059
IHI Corp.		23,100	832,038
Iida Group Holdings Co. Ltd.		21,800	418,196
INPEX Corp.		139,100	1,489,370
Isetan Mitsukoshi Holdings Ltd.		48,400	527,598
Isuzu Motors Ltd.		80,500	1,175,735
Itochu Corp.		219,900	3,851,910
J. Front Retailing Co. Ltd.		34,100	506,113
Japan Airlines Co. Ltd.		17,400	595,556
Japan Airport Terminal Co. Ltd.		7,400	263,036
Japan Exchange Group, Inc.		75,600	1,362,951
Japan Post Bank Co. Ltd.		60,300	763,688
Japan Post Holdings Co. Ltd.		231,900	2,682,717
Japan Prime Realty Investment Corp.		122	392,391
Japan Real Estate Investment Corp.		180	843,866
Japan Retail Fund Investment Corp.		383	679,694
Japan Tobacco, Inc.		162,200	5,368,853
JFE Holdings, Inc.		76,500	1,644,083
JGC Corp.		30,200	506,528
JSR Corp.		28,200	546,653
JTEKT Corp.		32,200	533,537
JX Holdings, Inc.		455,400	2,351,595
Kajima Corp.		131,000	1,358,666
Kakaku.com, Inc.		21,500	295,217
Kamigumi Co. Ltd.		17,500	418,932
Kaneka Corp.		42,000	346,833
Kansai Electric Power Co., Inc.		102,500	1,403,646
Kansai Paint Co. Ltd.		30,000	771,088
Kao Corp.		73,000	4,411,766
Kawasaki Heavy Industries Ltd.		21,900	764,051
KDDI Corp.		266,800	7,108,257
Keihan Electric Railway Co., Ltd.		13,200	403,335
Keihin Electric Express Railway Co. Ltd.		34,500	713,652
Keio Corp.		17,000	741,686
Keisei Electric Railway Co.		19,900	601,130
Keyence Corp.		14,320	7,950,821
Kikkoman Corp.		22,000	755,052
Kintetsu Group Holdings Co. Ltd.		26,200	1,007,467
Kirin Holdings Co. Ltd.		127,500	3,060,493
Kobe Steel Ltd. (a)(b)		46,200	390,059
Koito Manufacturing Co. Ltd.		16,600	1,113,100
Komatsu Ltd.		135,700	4,434,102
Konami Holdings Corp.		13,800	672,132
Konica Minolta, Inc.		71,300	625,495
Kose Corp.		4,400	535,096
Kubota Corp.		155,900	2,933,335
Kuraray Co. Ltd.		52,300	1,030,026
Kurita Water Industries Ltd.		14,700	467,111
Kyocera Corp.		47,500	3,177,163
Kyowa Hakko Kirin Co., Ltd.		38,900	718,055
Kyushu Electric Power Co., Inc.		63,300	722,006
Kyushu Financial Group, Inc.		53,200	338,148
Kyushu Railway Co.		24,200	773,471
Lawson, Inc.		7,400	483,211
LINE Corp. (a)(b)		5,800	240,237
Lion Corp.		33,700	648,473
LIXIL Group Corp.		39,200	1,079,608
M3, Inc.		31,700	945,502
Mabuchi Motor Co. Ltd.		7,100	372,573
Makita Corp.		32,900	1,378,795
Marubeni Corp.		238,400	1,598,482
Marui Group Co. Ltd.		30,300	463,731
Maruichi Steel Tube Ltd.		8,900	271,906
Mazda Motor Corp.		84,500	1,219,819
McDonald's Holdings Co. (Japan) Ltd.		10,000	429,325
Mebuki Financial Group, Inc.		148,340	618,861
Medipal Holdings Corp.		25,100	466,139
Meiji Holdings Co. Ltd.		17,700	1,446,975
Minebea Mitsumi, Inc.		55,400	1,015,655
Miraca Holdings, Inc.		8,600	400,132
Misumi Group, Inc.		40,400	1,106,861
Mitsubishi Chemical Holdings Corp.		211,800	2,212,318
Mitsubishi Corp.		222,600	5,212,834
Mitsubishi Electric Corp.		284,200	4,863,658
Mitsubishi Estate Co. Ltd.		184,000	3,336,756
Mitsubishi Gas Chemical Co., Inc.		25,800	631,137
Mitsubishi Heavy Industries Ltd.		46,600	1,823,314
Mitsubishi Materials Corp.		16,400	623,597
Mitsubishi Motors Corp. of Japan		100,500	804,786
Mitsubishi Tanabe Pharma Corp.		33,400	735,114
Mitsubishi UFJ Financial Group, Inc.		1,771,100	12,013,627
Mitsubishi UFJ Lease & Finance Co. Ltd.		66,000	348,212
Mitsui & Co. Ltd.		252,200	3,766,445
Mitsui Chemicals, Inc.		27,500	847,988
Mitsui Fudosan Co. Ltd.		131,400	3,067,006
Mitsui OSK Lines Ltd.		16,500	505,253
mixi, Inc.		6,500	316,887
Mizuho Financial Group, Inc.		3,550,200	6,450,290
MS&AD Insurance Group Holdings, Inc.		69,100	2,347,487
Murata Manufacturing Co. Ltd.		28,200	4,431,969
Nabtesco Corp.		16,600	659,463
Nagoya Railroad Co. Ltd.		27,900	626,799
NEC Corp.		37,500	1,028,987
New Hampshire Foods Ltd.		27,000	776,654
Nexon Co. Ltd. (b)		28,300	761,246
NGK Insulators Ltd.		38,700	766,313
NGK Spark Plug Co. Ltd.		25,000	570,528
Nidec Corp.		35,100	4,667,701
Nikon Corp.		49,900	947,649
Nintendo Co. Ltd.		16,700	6,478,962
Nippon Building Fund, Inc.		192	927,004
Nippon Electric Glass Co. Ltd.		12,900	526,689
Nippon Express Co. Ltd.		11,300	717,013
Nippon Paint Holdings Co. Ltd.		23,900	843,161
Nippon Prologis REIT, Inc.		264	555,090
Nippon Steel & Sumitomo Metal Corp.		112,070	2,686,931
Nippon Telegraph & Telephone Corp.		101,700	4,916,943
Nippon Yusen KK (a)(b)		23,600	499,130
Nissan Chemical Industries Co. Ltd.		17,200	641,551
Nissan Motor Co. Ltd.		341,400	3,320,243
Nisshin Seifun Group, Inc.		28,695	504,299
Nissin Food Holdings Co. Ltd.		8,300	522,627
Nitori Holdings Co. Ltd.		11,600	1,685,844
Nitto Denko Corp.		24,500	2,278,200
NKSJ Holdings, Inc.		52,450	2,108,240
NOK Corp.		14,300	351,249
Nomura Holdings, Inc.		534,500	3,058,822
Nomura Real Estate Holdings, Inc.		18,200	400,592
Nomura Real Estate Master Fund, Inc.		551	689,161
Nomura Research Institute Ltd.		19,602	831,029
NSK Ltd.		56,900	819,273
NTT Data Corp.		94,900	1,105,280
NTT DOCOMO, Inc.		201,000	4,867,970
Obayashi Corp.		96,900	1,268,740
OBIC Co. Ltd.		9,400	622,197
Odakyu Electric Railway Co. Ltd.		43,400	849,002
Oji Holdings Corp.		125,000	732,626
Olympus Corp.		42,300	1,574,181
OMRON Corp.		28,400	1,591,409
Ono Pharmaceutical Co. Ltd.		60,800	1,393,483
Oracle Corp. Japan		5,900	499,232
Oriental Land Co. Ltd.		32,100	2,567,464
ORIX Corp.		195,000	3,352,755
Osaka Gas Co. Ltd.		55,800	1,080,793
Otsuka Corp.		7,800	531,714
Otsuka Holdings Co. Ltd.		56,800	2,372,800
Panasonic Corp.		324,600	4,901,254
Park24 Co. Ltd.		16,800	388,337
Pola Orbis Holdings, Inc.		13,400	427,118
Rakuten, Inc.		135,400	1,448,889
Recruit Holdings Co. Ltd.		162,000	3,971,860
Renesas Electronics Corp. (b)		74,500	963,217
Resona Holdings, Inc.		320,200	1,730,788
Ricoh Co. Ltd.		103,100	956,751
Rinnai Corp.		5,000	428,412
ROHM Co. Ltd.		13,900	1,293,913
Ryohin Keikaku Co. Ltd.		3,500	1,032,490
Sankyo Co. Ltd. (Gunma)		7,100	229,171
Santen Pharmaceutical Co. Ltd.		55,000	873,964
SBI Holdings, Inc. Japan		30,630	483,393
Secom Co. Ltd.		31,100	2,368,019
Sega Sammy Holdings, Inc.		26,400	371,642
Seibu Holdings, Inc.		27,700	495,214
Seiko Epson Corp.		41,100	980,781
Sekisui Chemical Co. Ltd.		58,400	1,178,764
Sekisui House Ltd.		87,100	1,628,637
Seven & i Holdings Co. Ltd.		111,400	4,489,918
Seven Bank Ltd.		90,400	334,326
Sharp Corp. (a)(b)		22,100	703,047
Shimadzu Corp.		35,600	740,199
Shimamura Co. Ltd.		3,300	367,647
SHIMANO, Inc.		10,800	1,477,886
SHIMIZU Corp.		80,700	949,872
Shin-Etsu Chemical Co. Ltd.		57,100	6,021,836
Shinsei Bank Ltd.		23,300	393,205
Shionogi & Co. Ltd.		43,900	2,363,449
Shiseido Co. Ltd.		56,100	2,313,989
Shizuoka Bank Ltd.		75,000	729,871
Showa Shell Sekiyu K.K.		29,000	342,120
SMC Corp.		8,400	3,213,508
SoftBank Corp.		121,400	10,758,734
Sohgo Security Services Co., Ltd.		10,500	505,868
Sony Corp.		186,000	7,781,253
Sony Financial Holdings, Inc.		26,300	436,935
Stanley Electric Co. Ltd.		21,200	782,586
Start Today Co. Ltd.		27,700	758,693
Subaru Corp.		90,500	3,126,695
Sumitomo Chemical Co. Ltd.		231,000	1,623,434
Sumitomo Corp.		175,300	2,535,558
Sumitomo Electric Industries Ltd.		112,100	1,908,541
Sumitomo Heavy Industries Ltd.		17,100	718,448
Sumitomo Metal Mining Co. Ltd.		35,900	1,416,312
Sumitomo Mitsui Financial Group, Inc.		197,600	7,916,396
Sumitomo Mitsui Trust Holdings, Inc.		48,100	1,898,499
Sumitomo Realty & Development Co. Ltd.		52,000	1,741,595
Sumitomo Rubber Industries Ltd.		27,800	527,859
Sundrug Co. Ltd.		10,700	465,648
Suntory Beverage & Food Ltd.		20,400	938,653
Suzuken Co. Ltd.		10,330	372,375
Suzuki Motor Corp.		50,700	2,777,005
Sysmex Corp.		23,400	1,601,491
T&D Holdings, Inc.		78,400	1,223,092
Taiheiyo Cement Corp.		18,300	731,433
Taisei Corp.		30,000	1,662,210
Taisho Pharmaceutical Holdings Co. Ltd.		4,700	357,935
Taiyo Nippon Sanso Corp.		17,400	208,924
Takashimaya Co. Ltd.		46,000	423,242
Takeda Pharmaceutical Co. Ltd.		104,700	5,903,503
TDK Corp.		19,200	1,475,315
Teijin Ltd.		26,900	569,346
Terumo Corp.		46,900	1,954,337
The Chugoku Bank Ltd.		24,700	354,056
The Hachijuni Bank Ltd.		59,900	375,122
The Suruga Bank Ltd.		24,400	555,554
THK Co. Ltd.		17,600	641,981
Tobu Railway Co. Ltd.		28,800	844,902
Toho Co. Ltd.		16,500	546,667
Toho Gas Co. Ltd.		11,000	307,545
Tohoku Electric Power Co., Inc.		65,500	859,284
Tokio Marine Holdings, Inc.		99,700	4,297,790
Tokyo Electric Power Co., Inc. (b)		212,800	873,463
Tokyo Electron Ltd.		23,000	4,049,835
Tokyo Gas Co. Ltd.		56,600	1,411,924
Tokyo Tatemono Co. Ltd.		31,100	436,281
Tokyu Corp.		79,500	1,202,602
Tokyu Fudosan Holdings Corp.		76,800	503,509
Toppan Printing Co. Ltd.		78,000	793,551
Toray Industries, Inc.		217,500	2,201,458
Toshiba Corp. (a)(b)		599,000	1,731,752
Tosoh Corp.		43,300	934,446
Toto Ltd.		21,000	1,028,455
Toyo Seikan Group Holdings Ltd.		24,600	435,123
Toyo Suisan Kaisha Ltd.		12,900	496,264
Toyoda Gosei Co. Ltd.		10,100	246,965
Toyota Industries Corp.		24,000	1,477,236
Toyota Motor Corp.		383,682	23,798,292
Toyota Tsusho Corp.		30,500	1,109,302
Trend Micro, Inc.		17,500	938,414
Tsuruha Holdings, Inc.		5,500	681,905
Unicharm Corp.		58,800	1,338,038
United Urban Investment Corp.		454	653,132
USS Co. Ltd.		33,100	669,110
West Japan Railway Co.		24,500	1,727,642
Yahoo! Japan Corp.		208,200	930,833
Yakult Honsha Co. Ltd.		12,900	1,066,548
Yamada Denki Co. Ltd.		92,100	489,898
Yamaguchi Financial Group, Inc.		30,000	363,396
Yamaha Corp.		24,700	970,506
Yamaha Motor Co. Ltd.		41,500	1,245,524
Yamato Holdings Co. Ltd.		51,700	1,057,047
Yamazaki Baking Co. Ltd.		20,000	359,999
Yaskawa Electric Corp.		37,100	1,329,323
Yokogawa Electric Corp.		32,200	611,678
Yokohama Rubber Co. Ltd.		16,400	368,706

TOTAL JAPAN			515,688,335

Korea (South) - 3.5%
AMOREPACIFIC Corp.		4,666	1,310,381
AMOREPACIFIC Group, Inc.		4,037	518,124
BGFretail Co. Ltd. (c)		3,512	248,459
BS Financial Group, Inc.		39,011	346,814
Celltrion, Inc.		11,868	1,837,375
Cheil Industries, Inc.		11,176	1,479,351
Cheil Worldwide, Inc.		9,452	175,837
CJ CheilJedang Corp.		1,220	399,360
CJ Corp.		2,093	349,117
CJ E&M Corp.		2,583	195,211
Coway Co. Ltd.		8,019	697,841
Daelim Industrial Co.		4,192	312,688
Daewoo Engineering & Construction Co. Ltd. (b)		14,791	97,232
DGB Financial Group Co. Ltd.		27,209	254,303
Dong Suh Companies, Inc.		4,237	104,211
Dongbu Insurance Co. Ltd.		7,285	459,348
Doosan Bobcat, Inc.		5,211	168,948
Doosan Heavy Industries & Construction Co. Ltd.		8,270	129,439
E-Mart Co. Ltd.		2,944	589,806
GS Engineering & Construction Corp. (b)		7,709	179,265
GS Holdings Corp.		7,369	436,305
GS Retail Co. Ltd.		4,424	132,155
Hana Financial Group, Inc.		43,163	1,851,073
Hankook Tire Co. Ltd.		10,416	503,058
Hanmi Pharm Co. Ltd.		866	358,997
Hanmi Science Co. Ltd.		1,732	142,205
Hanon Systems		24,965	290,267
Hanssem Co. Ltd.		1,683	256,644
Hanwha Chemical Corp.		16,088	438,140
Hanwha Corp.		7,065	282,135
Hanwha Life Insurance Co. Ltd.		38,491	272,651
Hanwha Techwin Co. Ltd. (b)		5,725	196,621
Hotel Shilla Co.		4,440	310,934
Hyosung Corp.		3,118	375,078
Hyundai Department Store Co. Ltd.		1,912	156,470
Hyundai Engineering & Construction Co. Ltd.		12,168	411,916
Hyundai Fire & Marine Insurance Co. Ltd.		9,587	388,851
Hyundai Glovis Co. Ltd.		2,786	376,254
Hyundai Heavy Industries Co. Ltd. (b)		4,462	624,550
Hyundai Industrial Development & Construction Co.		9,065	325,114
Hyundai Mobis		9,949	2,371,373
Hyundai Motor Co.		21,784	3,136,799
Hyundai Robotics Co. Ltd.		1,415	571,396
Hyundai Steel Co.		11,237	577,885
Hyundai Wia Corp.		2,144	123,682
Industrial Bank of Korea		36,842	505,795
Kakao Corp.		5,052	650,652
Kangwon Land, Inc.		16,773	514,551
KB Financial Group, Inc.		58,946	3,088,181
KCC Corp.		890	310,440
KEPCO Plant Service & Engineering Co. Ltd.		3,621	133,752
Kia Motors Corp.		39,182	1,240,547
Korea Aerospace Industries Ltd.		9,741	494,852
Korea Electric Power Corp.		38,683	1,358,951
Korea Express Co. Ltd. (b)		1,201	168,642
Korea Gas Corp. (b)		3,573	130,541
Korea Investment Holdings Co. Ltd.		5,971	338,045
Korea Zinc Co. Ltd.		1,236	565,994
Korean Air Lines Co. Ltd. (b)		6,793	192,291
KT Corp.		2,367	62,250
KT Corp. sponsored ADR		4,762	68,525
KT&G Corp.		17,043	1,615,754
Kumho Petro Chemical Co. Ltd.		2,411	149,651
LG Chemical Ltd.		6,547	2,362,703
LG Corp.		13,914	1,070,222
LG Display Co. Ltd.		34,147	895,111
LG Electronics, Inc.		15,742	1,281,222
LG Household & Health Care Ltd.		1,338	1,408,497
LG Innotek Co. Ltd.		2,148	330,435
Lotte Chemical Corp.		2,296	758,769
Lotte Chilsung Beverage Co. Ltd.		50	61,847
Lotte Confectionery Co. Ltd. (b)		285	47,411
Lotte Confectionery Co. Ltd.		4,431	295,244
Lotte Shopping Co. Ltd.		1,633	328,618
Medy-Tox, Inc.		633	239,762
Mirae Asset Daewoo Co. Ltd.		53,361	484,410
NAVER Corp.		4,157	3,323,845
NCSOFT Corp.		2,579	983,770
Netmarble Games Corp.		2,423	377,073
Oci Co. Ltd.		2,203	222,647
Orion Corp./Republic of Korea		3,670	347,933
Ottogi Corp.		162	109,971
POSCO		10,952	3,198,804
Posco Daewoo Corp.		5,780	100,289
S-Oil Corp.		6,354	730,253
S1 Corp.		2,507	205,387
Samsung Biologics Co. Ltd.		2,463	845,900
Samsung Card Co. Ltd.		4,187	137,246
Samsung Electro-Mechanics Co. Ltd.		7,948	739,289
Samsung Electronics Co. Ltd.		14,438	35,562,658
Samsung Fire & Marine Insurance Co. Ltd.		4,685	1,143,920
Samsung Heavy Industries Co. Ltd. (b)		37,526	396,039
Samsung Life Insurance Co. Ltd.		10,320	1,246,054
Samsung SDI Co. Ltd.		8,176	1,506,369
Samsung SDS Co. Ltd.		5,189	960,677
Samsung Securities Co. Ltd.		9,855	313,783
Shinhan Financial Group Co. Ltd.		63,684	2,866,352
Shinsegae Co. Ltd.		1,126	230,620
SK C&C Co. Ltd.		4,659	1,206,326
SK Energy Co. Ltd.		9,643	1,768,029
SK Hynix, Inc.		85,742	6,303,600
SK Networks Co. Ltd.		16,783	99,819
SK Telecom Co. Ltd.		3,055	722,683
STX Pan Ocean Co. Ltd. (Korea) (b)		34,771	163,578
Woori Bank		54,022	792,388
Woori Investment & Securities Co. Ltd.		21,435	269,354
Yuhan Corp.		1,057	192,854

TOTAL KOREA (SOUTH)			112,984,838

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)		98,207	2,815,868
Eurofins Scientific SA		1,615	1,010,222
Millicom International Cellular SA (depository receipt)		9,349	598,017
RTL Group SA		5,730	425,105
SES SA (France) (depositary receipt)		53,254	865,980
Tenaris SA		71,156	971,374

TOTAL LUXEMBOURG			6,686,566

Malaysia - 0.5%
AirAsia Bhd		231,400	182,627
Alliance Bank Malaysia Bhd		131,100	114,310
AMMB Holdings Bhd		233,200	235,845
Astro Malaysia Holdings Bhd		206,800	137,313
Axiata Group Bhd		404,115	514,693
British American Tobacco (Malaysia) Bhd		19,000	175,992
Bumiputra-Commerce Holdings Bhd		652,416	946,558
Dialog Group Bhd		420,322	224,463
DiGi.com Bhd		430,800	508,979
Felda Global Ventures Holdings Bhd		170,100	76,770
Gamuda Bhd		250,300	310,509
Genting Bhd		344,100	735,847
Genting Malaysia Bhd		421,300	500,742
Genting Plantations Bhd		29,300	73,942
Hap Seng Consolidated Bhd		82,700	181,346
Hartalega Holdings Bhd		88,600	159,530
Hong Leong Bank Bhd		103,000	387,954
Hong Leong Credit Bhd		31,400	123,908
IHH Healthcare Bhd		302,300	402,876
IJM Corp. Bhd		434,000	327,141
IOI Corp. Bhd		338,900	357,158
IOI Properties Group Bhd		295,950	139,164
Kuala Lumpur Kepong Bhd		74,200	431,314
Malayan Banking Bhd		547,528	1,196,747
Malaysia Airports Holdings Bhd		116,402	227,743
Maxis Bhd		294,900	414,616
MISC Bhd		210,000	344,872
Petronas Chemicals Group Bhd		372,000	647,836
Petronas Dagangan Bhd		36,400	206,083
Petronas Gas Bhd		101,700	433,523
PPB Group Bhd		76,500	303,325
Public Bank Bhd		428,500	2,071,623
RHB Capital Bhd		103,074	123,728
RHB Capital Bhd (b)(c)		46,292	0
SapuraKencana Petroleum Bhd		513,400	194,102
Sime Darby Bhd		348,985	758,663
Telekom Malaysia Bhd		170,226	255,419
Tenaga Nasional Bhd		499,100	1,769,022
UMW Holdings Bhd		65,100	80,606
Westports Holdings Bhd		124,100	108,793
YTL Corp. Bhd		754,622	226,458
YTL Power International Bhd		241,587	74,212

TOTAL MALAYSIA			16,686,352

Malta - 0.0%
Brait SA		50,979	190,737
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,101,900	319,309
Mexico - 0.7%
Alfa SA de CV Series A		431,400	450,712
America Movil S.A.B. de CV Series L		4,942,700	4,264,204
CEMEX S.A.B. de CV unit		2,125,994	1,727,698
Coca-Cola FEMSA S.A.B. de CV Series L		70,000	472,868
Compartamos S.A.B. de CV		130,800	132,494
El Puerto de Liverpool S.A.B. de CV Class C		25,170	171,461
Embotelladoras Arca S.A.B. de CV		67,400	428,937
Fibra Uno Administracion SA de CV		460,700	724,990
Fomento Economico Mexicano S.A.B. de CV unit		291,300	2,543,058
Gruma S.A.B. de CV Series B		32,605	427,092
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		51,500	488,440
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		29,230	521,305
Grupo Bimbo S.A.B. de CV Series A		234,300	541,639
Grupo Carso SA de CV Series A1		71,600	232,221
Grupo Financiero Banorte S.A.B. de CV Series O		371,600	2,205,362
Grupo Financiero Inbursa S.A.B. de CV Series O		330,600	568,194
Grupo Financiero Santander Mexico S.A.B. de CV		263,700	444,136
Grupo Lala S.A.B. de CV		95,500	147,496
Grupo Mexico SA de CV Series B		552,924	1,797,920
Grupo Televisa SA de CV		356,400	1,560,246
Industrias Penoles SA de CV		20,575	478,312
Infraestructura Energetica Nova S.A.B. de CV		78,300	399,796
Kimberly-Clark de Mexico SA de CV Series A		230,000	396,015
Mexichem S.A.B. de CV		161,537	415,897
Promotora y Operadora de Infraestructura S.A.B. de CV		34,905	331,467
Wal-Mart de Mexico SA de CV Series V		761,200	1,700,930

TOTAL MEXICO			23,572,890

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		573,860	701,013
Netherlands - 3.1%
ABN AMRO Group NV GDR		62,585	1,933,000
AEGON NV		255,537	1,508,654
AerCap Holdings NV (b)		20,914	1,100,913
Airbus Group NV		85,383	8,761,586
Akzo Nobel NV		37,088	3,358,520
Altice NV:
Class A (b)		69,429	1,309,760
Class B (b)		15,047	283,770
ASML Holding NV (Netherlands)		54,870	9,900,165
CNH Industrial NV		151,086	1,930,638
EXOR NV		15,788	1,012,405
Ferrari NV		18,237	2,185,943
Fiat Chrysler Automobiles NV		156,980	2,713,615
Gemalto NV		12,167	481,589
Heineken Holding NV		17,150	1,592,181
Heineken NV (Bearer)		38,288	3,731,217
ING Groep NV (Certificaten Van Aandelen)		571,707	10,564,852
Koninklijke Ahold Delhaize NV		189,018	3,556,969
Koninklijke Boskalis Westminster NV		13,753	491,820
Koninklijke DSM NV		26,401	2,252,365
Koninklijke KPN NV		493,998	1,699,785
Koninklijke Philips Electronics NV		136,892	5,578,752
NN Group NV		46,312	1,939,917
NXP Semiconductors NV (b)		50,965	5,965,453
QIAGEN NV (Germany)		32,085	1,086,655
Randstad Holding NV		17,076	1,050,641
RELX NV		143,056	3,231,126
Steinhoff International Holdings NV (South Africa)		447,809	1,945,006
STMicroelectronics NV (France)		94,565	2,226,187
Unilever NV (Certificaten Van Aandelen) (Bearer)		239,786	13,929,161
Vopak NV		10,380	449,488
Wolters Kluwer NV		43,804	2,147,136

TOTAL NETHERLANDS			99,919,269

New Zealand - 0.1%
Auckland International Airport Ltd.		136,648	582,556
Contact Energy Ltd.		104,624	411,667
Fletcher Building Ltd.		99,206	499,646
Mercury Nz Ltd.		113,454	255,424
Meridian Energy Ltd.		192,806	376,021
Ryman Healthcare Group Ltd.		58,697	373,547
Spark New Zealand Ltd.		272,355	685,851

TOTAL NEW ZEALAND			3,184,712

Norway - 0.5%
DNB ASA		144,248	2,781,472
Gjensidige Forsikring ASA		29,756	559,929
Marine Harvest ASA		59,981	1,171,274
Norsk Hydro ASA		198,897	1,537,750
Orkla ASA		120,169	1,176,238
Schibsted ASA:
(A Shares)		11,984	308,990
(B Shares)		11,491	269,408
Statoil ASA		167,825	3,409,788
Telenor ASA		111,057	2,359,009
Yara International ASA		26,578	1,261,869

TOTAL NORWAY			14,835,727

Pakistan - 0.0%
Engro Corp. Ltd.		34,600	91,323
Habib Bank Ltd.		103,900	158,304
Lucky Cement Ltd.		17,200	79,494
MCB Bank Ltd.		48,600	91,714
Oil & Gas Development Co. Ltd.		88,300	120,410
United Bank Ltd.		64,200	109,152

TOTAL PAKISTAN			650,397

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		204,731	1,156,379
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		28,850	397,842
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		287,750	417,801
Aboitiz Power Corp.		176,100	145,084
Alliance Global Group, Inc. (b)		629,400	195,218
Ayala Corp.		37,535	750,183
Ayala Land, Inc.		1,094,900	916,918
Bank of the Philippine Islands (BPI)		116,221	220,792
BDO Unibank, Inc.		277,904	740,747
DMCI Holdings, Inc.		690,550	205,349
Globe Telecom, Inc.		4,350	172,194
GT Capital Holdings, Inc.		12,225	279,643
International Container Terminal Services, Inc.		64,050	131,488
JG Summit Holdings, Inc.		432,070	644,099
Jollibee Food Corp.		65,660	316,937
Megaworld Corp.		1,446,800	149,489
Metro Pacific Investments Corp.		2,164,600	285,338
Metropolitan Bank & Trust Co.		105,256	176,700
Philippine Long Distance Telephone Co.		12,600	418,181
PNOC Energy Development Corp.		168,537	18,851
Robinsons Land Corp.		210,300	102,734
Security Bank Corp.		35,420	168,910
SM Investments Corp.		34,213	633,384
SM Prime Holdings, Inc.		1,228,600	881,221
Universal Robina Corp.		131,020	363,200

TOTAL PHILIPPINES			8,334,461

Poland - 0.3%
Alior Bank SA (b)		14,624	290,596
Bank Handlowy w Warszawie SA		4,556	93,161
Bank Millennium SA (b)		85,441	187,316
Bank Polska Kasa Opieki SA		24,249	792,100
Bank Zachodni WBK SA		5,171	518,954
BRE Bank SA (b)		2,269	287,026
Cyfrowy Polsat SA		32,645	227,442
Eurocash SA		9,715	98,246
Grupa Lotos SA		12,166	220,696
Jastrzebska Spolka Weglowa SA (b)		6,774	182,193
KGHM Polska Miedz SA (Bearer)		19,687	664,986
LPP SA		192	452,253
NG2 SA		4,290	321,695
Polish Oil & Gas Co. SA		263,575	484,434
Polska Grupa Energetyczna SA		124,993	448,127
Polski Koncern Naftowy Orlen SA		43,461	1,536,678
Powszechna Kasa Oszczednosci Bank SA		139,062	1,480,419
Powszechny Zaklad Ubezpieczen SA		89,404	1,153,917
Synthos SA		72,742	98,523
Tauron Polska Energia SA (b)		137,598	133,064
Telekomunikacja Polska SA (b)		82,338	126,902
Zaklady Azotowe w Tarnowie-Moscicach SA		5,913	118,587

TOTAL POLAND			9,917,315

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		82,039	1
Energias de Portugal SA		349,732	1,247,821
Galp Energia SGPS SA Class B		74,418	1,383,505
Jeronimo Martins SGPS SA		37,527	681,928

TOTAL PORTUGAL			3,313,255

Qatar - 0.1%
Barwa Real Estate Co.		12,752	105,098
Doha Bank		24,246	187,775
Ezdan Holding Group		117,589	306,789
Industries Qatar QSC		21,642	567,610
Masraf al Rayan		52,030	510,691
Qatar Electricity & Water Co.		3,573	179,570
Qatar Gas Transport Co. Ltd. (Nakilat)		35,109	146,077
Qatar Insurance Co. SAQ		20,504	250,637
Qatar Islamic Bank		7,732	205,974
Qatar National Bank SAQ		33,720	1,125,158
Qatar Telecom (Qtel) Q.S.C.		13,267	312,979
The Commercial Bank of Qatar		26,953	195,416

TOTAL QATAR			4,093,774

Russia - 0.8%
Alrosa Co. Ltd.		390,601	502,278
Gazprom OAO		956,902	2,060,088
Gazprom OAO sponsored ADR (Reg. S)		312,888	1,343,698
Inter Rao Ues JSC		4,940,000	302,330
Lukoil PJSC		35,331	1,873,729
Lukoil PJSC sponsored ADR		27,960	1,484,676
Magnit OJSC GDR (Reg. S)		44,517	1,259,831
MMC Norilsk Nickel PJSC		5,750	1,041,450
MMC Norilsk Nickel PJSC sponsored ADR		34,559	635,886
Mobile TeleSystems OJSC sponsored ADR		75,038	796,153
Moscow Exchange MICEX-RTS OAO		209,375	422,545
NOVATEK OAO GDR (Reg. S)		13,289	1,516,275
Novolipetsk Steel OJSC		167,000	380,405
PhosAgro OJSC GDR (Reg. S)		16,737	230,134
Rosneft Oil Co. OJSC		111,533	607,824
Rosneft Oil Co. OJSC GDR (Reg. S)		60,215	329,978
Rostelecom PJSC		75,753	88,473
Rostelecom PJSC sponsored ADR		6,231	43,804
RusHydro PJSC		7,940,000	110,926
RusHydro PJSC ADR		71,112	95,290
Sberbank of Russia		1,592,206	5,275,983
Severstal PAO		10,203	156,726
Severstal PAO GDR (Reg. S)		15,206	231,892
Sistema JSFC sponsored GDR		22,612	106,276
Surgutneftegas OJSC		267,000	133,203
Surgutneftegas OJSC sponsored ADR		75,887	379,131
Tatneft PAO		147,211	1,097,538
Tatneft PAO sponsored ADR		12,317	554,265
VTB Bank OJSC		778,490,334	798,725

TOTAL RUSSIA			23,859,512

Singapore - 0.8%
Ascendas Real Estate Investment Trust		384,600	773,094
CapitaCommercial Trust (REIT)		355,746	452,806
CapitaLand Ltd.		378,900	1,020,147
CapitaMall Trust		357,800	530,230
City Developments Ltd.		60,300	572,432
ComfortDelgro Corp. Ltd.		303,400	449,613
DBS Group Holdings Ltd.		262,829	4,392,374
Global Logistic Properties Ltd.		366,700	893,144
Hutchison Port Holdings Trust		760,100	326,843
Jardine Cycle & Carriage Ltd.		14,500	419,012
Keppel Corp. Ltd.		214,200	1,178,564
Oversea-Chinese Banking Corp. Ltd.		464,294	4,053,333
Sembcorp Industries Ltd.		150,200	363,627
Singapore Airlines Ltd.		77,800	586,168
Singapore Airport Terminal Service Ltd.		98,500	339,630
Singapore Exchange Ltd.		114,700	645,403
Singapore Press Holdings Ltd.		233,700	462,908
Singapore Technologies Engineering Ltd.		219,500	560,384
Singapore Telecommunications Ltd.		1,211,300	3,332,386
StarHub Ltd.		106,400	205,291
Suntec (REIT)		354,800	507,564
United Overseas Bank Ltd.		194,553	3,513,972
UOL Group Ltd.		73,977	490,611
Wilmar International Ltd.		225,400	560,565
Yangzijiang Shipbuilding Holdings Ltd.		351,700	406,373

TOTAL SINGAPORE			27,036,474

South Africa - 1.4%
Anglo American Platinum Ltd. (b)		7,235	201,360
AngloGold Ashanti Ltd.		61,019	562,469
Aspen Pharmacare Holdings Ltd.		56,830	1,284,013
Barclays Africa Group Ltd.		102,625	1,017,195
Bidcorp Ltd.		50,131	1,102,696
Bidvest Group Ltd.		49,982	606,271
Capitec Bank Holdings Ltd.		5,944	395,113
Coronation Fund Managers Ltd.		28,446	143,550
Discovery Ltd.		52,602	545,227
Exxaro Resources Ltd.		29,699	301,974
FirstRand Ltd.		488,681	1,771,366
Fortress Income Fund Ltd.:
Class A		144,217	172,688
Class B		118,705	337,088
Foschini Ltd.		31,082	297,877
Gold Fields Ltd.		120,432	479,390
Growthpoint Properties Ltd.		319,993	554,719
Hyprop Investments Ltd.		42,438	319,214
Impala Platinum Holdings Ltd. (b)		97,384	270,137
Imperial Holdings Ltd.		23,293	333,824
Investec Ltd.		39,131	266,911
Liberty Holdings Ltd. (a)		20,104	157,889
Life Healthcare Group Holdings Ltd.		200,401	371,356
Massmart Holdings Ltd.		14,236	107,786
MMI Holdings Ltd.		132,480	176,156
Mondi Ltd.		17,610	422,416
Mr Price Group Ltd.		36,549	453,025
MTN Group Ltd.		246,571	2,141,032
Naspers Ltd. Class N		64,530	15,723,162
Nedbank Group Ltd.		32,043	469,968
Netcare Ltd.		148,104	260,724
Novus Holdings Ltd.		21,512	10,650
Pick 'n Pay Stores Ltd.		61,198	256,673
Pioneer Foods Ltd.		16,300	137,190
PSG Group Ltd.		14,747	273,782
Rand Merchant Insurance Holdings Ltd.		102,859	287,507
Redefine Properties Ltd.		750,313	563,050
Remgro Ltd.		77,320	1,170,293
Resilient Property Income Fund Ltd.		43,738	435,686
RMB Holdings Ltd.		105,748	467,456
Sanlam Ltd.		207,016	1,035,172
Sappi Ltd.		83,361	558,344
Sasol Ltd.		80,710	2,358,168
Shoprite Holdings Ltd.		66,180	947,197
Sibanye-Stillwater		266,605	345,156
Spar Group Ltd.		28,577	336,244
Standard Bank Group Ltd.		188,374	2,185,012
Telkom SA Ltd.		33,539	125,628
Tiger Brands Ltd.		23,342	637,257
Truworths International Ltd.		67,945	362,149
Vodacom Group Ltd.		86,532	940,063
Woolworths Holdings Ltd.		141,156	562,577

TOTAL SOUTH AFRICA			45,241,850

Spain - 2.3%
Abertis Infraestructuras SA		100,532	2,174,634
ACS Actividades de Construccion y Servicios SA		35,020	1,380,456
Aena Sme SA		9,801	1,798,129
Amadeus IT Holding SA Class A		64,592	4,382,730
Banco Bilbao Vizcaya Argentaria SA		982,906	8,595,000
Banco de Sabadell SA		774,528	1,550,897
Banco Santander SA (Spain)		2,360,144	16,000,161
Banco Santander SA (Spain) rights 11/1/17 (b)		2,360,144	112,718
Bankia SA		146,700	700,451
Bankinter SA		98,888	933,382
CaixaBank SA		531,575	2,487,966
Distribuidora Internacional de Alimentacion SA		88,936	435,108
Enagas SA		33,305	959,409
Endesa SA		47,238	1,081,245
Ferrovial SA		72,781	1,581,127
Ferrovial SA rights (b)		72,781	35,014
Gamesa Corporacion Tecnologica SA		33,544	486,468
Gas Natural SDG SA		52,171	1,116,370
Grifols SA		43,677	1,367,324
Iberdrola SA		845,580	6,833,749
Inditex SA		161,038	6,020,544
International Consolidated Airlines Group SA		92,349	779,902
MAPFRE SA (Reg.)		151,850	496,863
Red Electrica Corporacion SA		62,703	1,388,483
Repsol YPF SA		182,762	3,424,341
Telefonica SA		668,931	7,014,057

TOTAL SPAIN			73,136,528

Sweden - 1.9%
Alfa Laval AB		42,972	1,088,717
ASSA ABLOY AB (B Shares)		147,535	3,110,460
Atlas Copco AB:
(A Shares)		99,373	4,358,730
(B Shares)		56,343	2,237,796
Boliden AB		40,536	1,418,722
Electrolux AB (B Shares)		35,848	1,267,493
Essity AB Class B		88,665	2,650,953
Getinge AB (B Shares)		34,340	676,000
H&M Hennes & Mauritz AB (B Shares)		139,755	3,509,046
Hexagon AB (B Shares)		38,531	1,975,878
Husqvarna AB (B Shares)		59,489	581,271
ICA Gruppen AB		11,937	440,313
Industrivarden AB (C Shares)		25,076	644,599
Investor AB (B Shares)		67,195	3,330,192
Kinnevik AB (B Shares)		34,398	1,128,706
Lundbergfoeretagen AB		5,492	428,711
Lundin Petroleum AB		28,346	666,694
Nordea Bank AB		446,303	5,395,097
Sandvik AB		167,108	3,052,064
Securitas AB (B Shares)		46,366	813,599
Skandinaviska Enskilda Banken AB (A Shares)		224,784	2,770,984
Skanska AB (B Shares)		50,622	1,110,804
SKF AB (B Shares)		56,223	1,307,582
Svenska Handelsbanken AB (A Shares)		224,942	3,224,339
Swedbank AB (A Shares)		133,469	3,312,950
Swedish Match Co. AB		26,021	980,335
Tele2 AB (B Shares)		52,207	664,152
Telefonaktiebolaget LM Ericsson (B Shares)		454,791	2,862,036
TeliaSonera AB		377,606	1,747,831
Volvo AB (B Shares)		227,838	4,515,039

TOTAL SWEDEN			61,271,093

Switzerland - 5.4%
ABB Ltd. (Reg.)		293,461	7,663,743
Adecco SA (Reg.)		23,586	1,871,229
Baloise Holdings AG		7,379	1,163,451
Barry Callebaut AG		315	491,610
Coca-Cola HBC AG		27,039	913,957
Compagnie Financiere Richemont SA Series A		76,857	7,085,161
Credit Suisse Group AG		357,533	5,634,304
Dufry AG (b)		4,991	742,909
Ems-Chemie Holding AG		1,213	795,171
Galenica AG		7,271	935,067
Geberit AG (Reg.)		5,495	2,487,387
Givaudan SA		1,362	3,041,684
Julius Baer Group Ltd.		32,443	1,918,925
Kuehne & Nagel International AG		7,895	1,378,549
Lafargeholcim Ltd. (Reg.)		67,148	3,792,703
Lindt & Spruengli AG		15	1,041,347
Lindt & Spruengli AG (participation certificate)		151	874,079
Lonza Group AG		11,007	2,923,726
Nestle SA (Reg. S)		457,645	38,505,563
Novartis AG		327,183	26,985,824
Pargesa Holding SA		5,758	482,214
Partners Group Holding AG		2,584	1,737,948
Roche Holding AG (participation certificate)		103,352	23,887,863
Schindler Holding AG:
(participation certificate)		5,761	1,305,630
(Reg.)		3,064	676,589
SGS SA (Reg.)		815	2,012,679
Sika AG		319	2,361,364
Sonova Holding AG Class B		7,737	1,396,716
Straumann Holding AG		1,423	993,454
Swatch Group AG (Bearer)		4,377	1,715,438
Swatch Group AG (Bearer) (Reg.)		8,694	655,329
Swiss Life Holding AG		4,796	1,667,171
Swiss Prime Site AG		10,711	914,190
Swiss Re Ltd.		47,763	4,493,116
Swisscom AG		3,857	1,948,507
UBS Group AG		538,079	9,158,103
Zurich Insurance Group AG		22,225	6,783,454

TOTAL SWITZERLAND			172,436,154

Taiwan - 2.8%
Acer, Inc.		398,288	206,161
Advanced Semiconductor Engineering, Inc.		973,681	1,177,994
Advantech Co. Ltd.		50,591	345,801
Asia Cement Corp.		382,466	341,374
Asia Pacific Telecom Co. Ltd. (b)		281,000	93,051
ASUSTeK Computer, Inc.		100,000	866,016
AU Optronics Corp.		1,257,000	515,445
Catcher Technology Co. Ltd.		94,000	998,076
Cathay Financial Holding Co. Ltd.		1,186,285	1,960,216
Chang Hwa Commercial Bank		669,327	363,113
Cheng Shin Rubber Industry Co. Ltd.		272,899	538,771
Chicony Electronics Co. Ltd.		73,874	185,065
China Airlines Ltd. (b)		342,490	139,778
China Development Finance Holding Corp.		1,906,800	584,605
China Life Insurance Co. Ltd.		548,071	518,283
China Steel Corp.		1,862,426	1,517,107
Chinatrust Financial Holding Co. Ltd.		2,640,579	1,690,994
Chinatrust Financial Holding Co. Ltd. rights 12/15/17(b)(c)		36,166	4,381
Chunghwa Telecom Co. Ltd.		554,000	1,893,370
Compal Electronics, Inc.		629,000	463,329
Delta Electronics, Inc.		286,621	1,378,991
E.SUN Financial Holdings Co. Ltd.		1,335,963	813,422
ECLAT Textile Co. Ltd.		24,941	298,335
EVA Airways Corp.		264,539	130,347
Evergreen Marine Corp. (Taiwan) (b)		234,720	140,577
Far Eastern Textile Ltd.		493,664	423,426
Far EasTone Telecommunications Co. Ltd.		222,000	521,521
Feng Tay Enterprise Co. Ltd.		45,436	205,033
First Financial Holding Co. Ltd.		1,348,651	870,372
Formosa Chemicals & Fibre Corp.		439,590	1,336,069
Formosa Petrochemical Corp.		188,000	658,106
Formosa Plastics Corp.		602,480	1,837,146
Formosa Taffeta Co. Ltd.		95,000	97,560
Foxconn Technology Co. Ltd.		138,535	441,742
Fubon Financial Holding Co. Ltd.		968,398	1,543,949
Giant Manufacturing Co. Ltd.		45,000	231,435
GlobalWafers Co. Ltd.		31,000	358,468
Highwealth Construction Corp.		106,480	142,383
HIWIN Technologies Corp.		33,624	336,932
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,295,488	8,530,581
Hotai Motor Co. Ltd.		40,000	464,530
HTC Corp. (b)		104,000	233,274
Hua Nan Financial Holdings Co. Ltd.		1,146,382	627,623
Innolux Corp.		1,315,427	576,138
Inventec Corp.		385,280	299,142
Largan Precision Co. Ltd.		15,000	2,844,416
Lite-On Technology Corp.		305,910	431,896
MediaTek, Inc.		222,970	2,533,918
Mega Financial Holding Co. Ltd.		1,662,246	1,307,161
Merida Industry Co. Ltd.		27,300	127,270
Micro-Star International Co. Ltd.		87,000	212,174
Nan Ya Plastics Corp.		692,780	1,710,227
Nanya Technology Corp.		108,000	293,132
Nien Made Enterprise Co. Ltd.		23,000	239,631
Novatek Microelectronics Corp.		89,000	329,269
Pegatron Corp.		286,000	740,195
Phison Electronics Corp.		20,000	237,906
Pou Chen Corp.		328,000	413,564
Powertech Technology, Inc.		101,000	316,023
President Chain Store Corp.		85,000	764,317
Quanta Computer, Inc.		405,000	954,111
Realtek Semiconductor Corp.		57,090	215,001
Ruentex Development Co. Ltd.		126,824	130,241
Ruentex Industries Ltd.		74,015	118,619
Shin Kong Financial Holding Co. Ltd.		1,248,331	399,708
Siliconware Precision Industries Co. Ltd.		280,000	444,387
Sinopac Holdings Co.		1,560,995	479,103
Standard Foods Corp.		88,986	220,561
Synnex Technology International Corp.		222,500	282,019
TaiMed Biologics, Inc. (b)		28,000	203,000
Taishin Financial Holdings Co. Ltd.		1,392,714	609,988
Taiwan Business Bank		503,009	139,029
Taiwan Cement Corp.		460,000	511,315
Taiwan Cooperative Financial Holding Co. Ltd.		1,121,100	606,342
Taiwan Fertilizer Co. Ltd.		102,000	133,347
Taiwan High Speed Rail Corp.		246,000	196,715
Taiwan Mobile Co. Ltd.		237,600	847,501
Taiwan Semiconductor Manufacturing Co. Ltd.		3,599,000	29,116,164
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,200	220,116
TECO Electric & Machinery Co. Ltd.		289,000	269,937
Transcend Information, Inc.		24,000	68,166
Unified-President Enterprises Corp.		707,080	1,478,069
United Microelectronics Corp.		1,773,000	915,707
Vanguard International Semiconductor Corp.		144,000	273,303
Wistron Corp.		380,213	317,286
WPG Holding Co. Ltd.		242,000	331,628
Yuanta Financial Holding Co. Ltd.		1,484,372	659,984
Yulon Motor Co. Ltd.		106,000	88,632

TOTAL TAIWAN			89,631,110

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		152,200	891,117
Airports of Thailand PCL (For. Reg.)		630,900	1,129,998
Bangkok Bank PCL (For. Reg.)		32,900	199,064
Bangkok Dusit Medical Services PCL (For. Reg.)		590,600	376,903
Bangkok Expressway and Metro PCL		1,146,300	269,149
Banpu PCL (For. Reg.)		255,700	134,700
BEC World PCL (For. Reg.)		143,400	75,110
Berli Jucker PCL (For. Reg)		187,300	301,642
BTS Group Holdings PCL		790,300	202,214
Bumrungrad Hospital PCL (For. Reg.)		52,200	345,695
C.P. ALL PCL		23,900	50,361
C.P. ALL PCL (For. Reg.)		710,500	1,497,140
Central Pattana PCL (For. Reg.)		205,600	492,029
Charoen Pokphand Foods PCL (For. Reg.)		495,000	387,417
Delta Electronics PCL (For. Reg.)		69,000	178,627
Electricity Generating PCL (For. Reg.)		17,900	123,931
Energy Absolute PCL		152,200	198,153
Glow Energy PCL (For. Reg.)		60,400	163,636
Home Product Center PCL (For. Reg.)		533,967	205,743
Indorama Ventures PCL (For. Reg.)		227,200	314,606
IRPC PCL (For. Reg.)		1,301,700	252,738
Kasikornbank PCL		60,500	415,232
Kasikornbank PCL (For. Reg.)		203,100	1,393,943
KCE Electronics PCL		37,800	113,787
Krung Thai Bank PCL (For. Reg.)		539,155	295,383
Minor International PCL (For. Reg.)		328,470	427,644
PTT Exploration and Production PCL (For. Reg.)		197,244	512,110
PTT Global Chemical PCL (For. Reg.)		318,139	766,138
PTT PCL		4,400	55,629
PTT PCL (For. Reg.)		152,200	1,924,262
Robinsons Department Store PCL (For. Reg.)		67,000	149,752
Siam Cement PCL (For. Reg.)		60,700	891,680
Siam Commercial Bank PCL (For. Reg.)		259,100	1,142,629
Thai Oil PCL (For. Reg.)		121,200	372,137
Thai Union Frozen Products PCL (For. Reg.)		313,600	172,754
TMB PCL (For. Reg.)		1,648,100	127,998
True Corp. PCL (For. Reg.) (b)		1,554,212	287,730

TOTAL THAILAND			16,838,781

Turkey - 0.3%
Akbank T.A.S.		315,124	831,514
Anadolu Efes Biracilik Ve Malt Sanayii A/S		34,172	197,814
Arcelik A/S		33,392	182,384
Aselsan A/S		32,410	289,965
Bim Birlesik Magazalar A/S JSC		31,033	632,759
Coca-Cola Icecek Sanayi A/S		9,660	98,292
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (b)		250,852	174,572
Eregli Demir ve Celik Fabrikalari T.A.S.		206,947	485,516
Ford Otomotiv Sanayi A/S		9,061	127,906
Haci Omer Sabanci Holding A/S		141,192	392,288
Koc Holding A/S		117,889	527,052
Petkim Petrokimya Holding A/S		87,649	153,416
TAV Havalimanlari Holding A/S		23,182	115,313
Tofas Turk Otomobil Fabrikasi A/S		16,659	135,606
Tupras Turkiye Petrol Rafinerileri A/S		18,974	682,725
Turk Hava Yollari AO (b)		88,450	242,019
Turk Sise ve Cam Fabrikalari A/S		100,247	117,594
Turk Telekomunikasyon (b)		70,506	119,878
Turkcell Iletisim Hizmet A/S		149,990	560,256
Turkiye Garanti Bankasi A/S		331,942	912,643
Turkiye Halk Bankasi A/S		82,712	241,145
Turkiye Is Bankasi A/S Series C		225,866	425,112
Turkiye Vakiflar Bankasi TAO		126,568	211,194
Ulker Biskuvi Sanayi A/S		20,985	111,963
Yapi ve Kredi Bankasi A/S (b)		112,952	136,964

TOTAL TURKEY			8,105,890

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		304,785	613,280
Aldar Properties PJSC		484,928	314,250
Damac Properties Dubai Co. PJSC (b)		273,239	293,873
DP World Ltd.		23,440	556,700
Dubai Islamic Bank Pakistan Ltd.		187,751	312,863
Dubai Parks and Resorts PJSC (b)		381,681	76,905
Emaar Malls Group PJSC		303,137	190,665
Emaar Properties PJSC		526,227	1,187,813
Emirates Telecommunications Corp.		250,593	1,217,945
National Bank of Abu Dhabi PJSC		208,700	588,143

TOTAL UNITED ARAB EMIRATES			5,352,437

United Kingdom - 11.1%
3i Group PLC		140,945	1,798,955
Admiral Group PLC		29,627	757,077
Anglo American PLC (United Kingdom)		195,997	3,696,451
Antofagasta PLC		55,687	705,955
Ashtead Group PLC		74,115	1,909,655
Associated British Foods PLC		51,960	2,299,436
AstraZeneca PLC (United Kingdom)		186,198	12,598,336
Auto Trader Group PLC		146,673	666,969
Aviva PLC		597,191	4,005,454
Babcock International Group PLC		38,045	410,299
BAE Systems PLC		468,919	3,693,834
Barclays PLC		2,507,181	6,187,003
Barratt Developments PLC		148,727	1,292,845
Berkeley Group Holdings PLC		19,233	955,613
BHP Billiton PLC		309,932	5,611,520
BP PLC		2,861,428	19,408,094
BP PLC sponsored ADR		5,615	228,362
British American Tobacco PLC (United Kingdom)		338,449	21,867,133
British Land Co. PLC		146,131	1,166,444
BT Group PLC		1,248,780	4,302,712
Bunzl PLC		48,972	1,525,239
Burberry Group PLC		63,591	1,606,399
Capita Group PLC		99,036	689,242
Carnival PLC		27,493	1,812,567
Carphone Warehouse Group PLC		139,453	321,162
Centrica PLC		818,327	1,845,490
Cobham PLC		356,949	658,974
Coca-Cola European Partners PLC		32,025	1,313,672
Compass Group PLC		232,640	5,107,453
ConvaTec Group PLC		196,380	510,950
Croda International PLC		18,860	1,048,046
Diageo PLC		370,195	12,641,729
Direct Line Insurance Group PLC		201,845	996,455
easyJet PLC		23,503	417,976
Fresnillo PLC		33,440	578,262
G4S PLC (United Kingdom)		223,914	835,670
GKN PLC		253,732	1,069,444
GlaxoSmithKline PLC		724,036	12,994,526
Hammerson PLC		117,315	816,454
Hargreaves Lansdown PLC		38,596	810,953
Hikma Pharmaceuticals PLC (a)		21,023	325,009
HSBC Holdings PLC (United Kingdom)		2,948,021	28,787,776
IMI PLC		41,186	668,449
Imperial Tobacco Group PLC		141,506	5,770,734
Inmarsat PLC		68,686	566,509
InterContinental Hotel Group PLC		26,335	1,459,233
Intertek Group PLC		23,409	1,686,669
Intu Properties PLC		121,233	347,794
Investec PLC		98,016	671,078
ITV PLC		532,540	1,163,497
J Sainsbury PLC		242,867	782,217
John Wood Group PLC		100,260	947,436
Johnson Matthey PLC		28,611	1,284,770
Kingfisher PLC		326,993	1,359,516
Land Securities Group PLC		107,877	1,384,054
Legal & General Group PLC		878,981	3,117,008
Lloyds Banking Group PLC		10,554,978	9,567,366
London Stock Exchange Group PLC		45,741	2,284,842
Marks & Spencer Group PLC		242,468	1,108,119
Mediclinic International PLC (a)		37,812	292,280
Mediclinic International PLC		15,488	119,336
Meggitt PLC		114,857	790,958
Merlin Entertainments PLC		106,736	536,992
Micro Focus International PLC		64,047	2,249,943
Mondi PLC		53,190	1,286,433
National Grid PLC		505,780	6,086,071
Next PLC		21,276	1,390,562
Old Mutual PLC		733,161	1,859,858
Pearson PLC		122,402	1,142,946
Persimmon PLC		44,612	1,660,225
Provident Financial PLC (a)		22,061	272,932
Prudential PLC		379,752	9,321,156
Reckitt Benckiser Group PLC		98,326	8,796,899
RELX PLC		157,802	3,632,103
Rio Tinto PLC		181,231	8,565,093
Rolls-Royce Holdings PLC		244,414	3,158,558
Royal Bank of Scotland Group PLC (b)		527,761	1,982,570
Royal Dutch Shell PLC:
Class A		14,722	463,563
Class A (United Kingdom)		638,501	20,099,879
Class A sponsored ADR		2,903	182,976
Class B (United Kingdom)		550,213	17,715,369
Royal Mail PLC		133,368	663,185
RSA Insurance Group PLC		151,194	1,263,084
Sage Group PLC		157,516	1,559,622
Schroders PLC		18,323	850,046
Scottish & Southern Energy PLC		150,374	2,760,120
Segro PLC		148,766	1,072,879
Severn Trent PLC		35,408	992,743
SKY PLC		150,969	1,890,804
Smith & Nephew PLC		127,600	2,406,738
Smiths Group PLC		58,566	1,221,993
St. James's Place Capital PLC		77,931	1,218,243
Standard Chartered PLC (United Kingdom) (b)		484,481	4,828,550
Standard Life PLC		395,638	2,258,455
Tate & Lyle PLC		70,623	606,404
Taylor Wimpey PLC		481,549	1,275,941
Tesco PLC		1,209,867	2,915,281
The Weir Group PLC		32,002	830,093
Travis Perkins PLC		37,467	756,379
Unilever PLC		188,495	10,682,765
United Utilities Group PLC		100,161	1,108,130
Vodafone Group PLC		3,895,480	11,142,392
Vodafone Group PLC sponsored ADR		2,563	74,276
Whitbread PLC		26,685	1,308,861
WM Morrison Supermarkets PLC		317,631	945,814
Worldpay Group PLC		291,741	1,572,664

TOTAL UNITED KINGDOM			352,257,050

United States of America - 0.1%
Southern Copper Corp.		12,736	547,011
Yum China Holdings, Inc.		56,719	2,288,612

TOTAL UNITED STATES OF AMERICA			2,835,623

TOTAL COMMON STOCKS
(Cost $2,605,258,916)			3,079,400,673

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Banco Bradesco SA (PN)		452,964	4,802,003
Braskem SA (PN-A)		25,300	404,948
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (b)		35,700	276,538
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (b)		23,100	538,080
Companhia Energetica de Minas Gerais (CEMIG) (PN)		118,787	280,691
Companhia Paranaense de Energia-Copel (PN-B)		13,500	103,129
Gerdau SA (PN)		136,800	457,910
Itau Unibanco Holding SA		475,881	6,117,078
Itausa-Investimentos Itau SA (PN)		586,679	1,879,496
Lojas Americanas SA (PN)		111,836	601,008
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)		572,100	2,932,815
Suzano Papel e Celulose SA		64,000	397,738
Telefonica Brasil SA		65,300	1,008,055
Vale SA (PN-A)		9,900	90,003

TOTAL BRAZIL			19,889,492

Chile - 0.0%
Embotelladora Andina SA Class B		33,119	167,299
Sociedad Quimica y Minera de Chile SA (PN-B)		14,000	835,557

TOTAL CHILE			1,002,856

Colombia - 0.1%
Bancolombia SA (PN)		66,897	637,732
Grupo Aval Acciones y Valores SA		550,742	229,019
Grupo de Inversiones Suramerica SA		18,037	222,702

TOTAL COLOMBIA			1,089,453

France - 0.0%
Air Liquide SA		8,120	1,033,871
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		7,797	680,449
Fuchs Petrolub AG		10,587	594,354
Henkel AG & Co. KGaA		26,476	3,716,289
Porsche Automobil Holding SE (Germany)		22,488	1,632,220
Volkswagen AG		27,317	4,960,770

TOTAL GERMANY			11,584,082

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		911,937	648,516
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,376	219,675
Hyundai Motor Co.		4,944	455,448
Hyundai Motor Co. Series 2		5,733	579,407
LG Chemical Ltd.		1,274	295,686
LG Household & Health Care Ltd.		393	230,227
Samsung Electronics Co. Ltd.		2,582	5,172,822

TOTAL KOREA (SOUTH)			6,953,265

Russia - 0.0%
AK Transneft OAO		72	227,770
Surgutneftegas OJSC		988,733	490,309

TOTAL RUSSIA			718,079

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)		11,243,044	14,932
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $34,825,728)			42,934,546
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	14,705

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.02% to 1.06% 12/28/17 to 1/11/18(e)
(Cost $6,985,896)		7,000,000	6,985,763
		Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.10% (f)		45,276,151	45,285,206
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)		49,195,267	49,200,187
TOTAL MONEY MARKET FUNDS
(Cost $94,484,642)			94,485,393
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,741,569,141)			3,223,821,080
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(35,748,814)
NET ASSETS - 100%			$3,188,072,266

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	447	Dec. 2017	$44,865,390	$718,344	$718,344
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	283	Dec. 2017	15,907,430	401,665	401,665
TME S&P/TSX 60 Index Contracts (Canada)	29	Dec. 2017	4,251,205	187,889	187,889
TOTAL FUTURES CONTRACTS					$1,307,898

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,218,787.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$554,927
Fidelity Securities Lending Cash Central Fund	253,288
Total	$808,215

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$353,448,884	$217,096,786	$136,352,098	$--
Consumer Staples	296,878,969	119,309,800	177,295,891	273,278
Energy	208,983,506	106,417,245	102,566,261	--
Financials	720,870,477	481,830,941	239,035,154	4,382
Health Care	237,646,534	61,242,190	176,404,344	--
Industrials	372,406,679	208,751,590	163,655,089	--
Information Technology	363,793,168	181,950,103	181,843,064	1
Materials	246,720,662	161,509,974	85,210,688	--
Real Estate	98,599,839	78,329,107	20,270,732	--
Telecommunication Services	128,888,763	46,192,334	82,696,429	--
Utilities	94,097,738	70,303,885	23,793,853	--
Corporate Bonds	14,705	--	14,705	--
Government Obligations	6,985,763	--	6,985,763	--
Money Market Funds	94,485,393	94,485,393	--	--
Total Investments in Securities:	$3,223,821,080	$1,827,419,348	$1,396,124,071	$277,661
Derivative Instruments:
Assets
Futures Contracts	$1,307,898	$1,307,898	$--	$--
Total Assets	$1,307,898	$1,307,898	$--	$--
Total Derivative Instruments:	$1,307,898	$1,307,898	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$246,116,728
Level 2 to Level 1	$47,670,873

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,307,898	$0
Total Equity Risk	1,307,898	0
Total Value of Derivatives	$1,307,898	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $48,669,253) — See accompanying schedule: Unaffiliated issuers (cost $2,647,084,499)	$3,129,335,687
Fidelity Central Funds (cost $94,484,642)	94,485,393
Total Investment in Securities (cost $2,741,569,141)		$3,223,821,080
Foreign currency held at value (cost $1,327,079)		1,316,904
Receivable for fund shares sold		7,483,283
Dividends receivable		7,684,121
Distributions receivable from Fidelity Central Funds		89,911
Receivable for daily variation margin on futures contracts		289,363
Total assets		3,240,684,662
Liabilities
Payable for fund shares redeemed	$2,026,548
Accrued management fee	157,894
Other affiliated payables	65,282
Other payables and accrued expenses	1,161,622
Collateral on securities loaned	49,201,050
Total liabilities		52,612,396
Net Assets		$3,188,072,266
Net Assets consist of:
Paid in capital		$2,674,663,208
Undistributed net investment income		56,148,756
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,113,999)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		482,374,301
Net Assets		$3,188,072,266
Investor Class:
Net Asset Value, offering price and redemption price per share ($45,438,863 ÷ 3,370,823 shares)		$13.48
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,565,117,929 ÷ 116,055,923 shares)		$13.49
Institutional Class:
Net Asset Value, offering price and redemption price per share ($624,632,671 ÷ 46,299,276 shares)		$13.49
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($952,882,803 ÷ 70,591,686 shares)		$13.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$77,462,403
Interest		32,464
Income from Fidelity Central Funds		808,215
Income before foreign taxes withheld		78,303,082
Less foreign taxes withheld		(6,963,138)
Total income		71,339,944
Expenses
Management fee	$1,517,296
Transfer agent fees	716,698
Independent trustees' fees and expenses	9,083
Interest	2,512
Miscellaneous	7,592
Total expenses before reductions	2,253,181
Expense reductions	(434)	2,252,747
Net investment income (loss)		69,087,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,982)	(27,521,113)
Fidelity Central Funds	(4,172)
Foreign currency transactions	91,016
Futures contracts	14,519,982
Total net realized gain (loss)		(12,914,287)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $906,889)	499,577,752
Fidelity Central Funds	(8,824)
Assets and liabilities in foreign currencies	105,067
Futures contracts	1,262,482
Total change in net unrealized appreciation (depreciation)		500,936,477
Net gain (loss)		488,022,190
Net increase (decrease) in net assets resulting from operations		$557,109,387

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,087,197	$36,187,833
Net realized gain (loss)	(12,914,287)	(4,138,242)
Change in net unrealized appreciation (depreciation)	500,936,477	29,240,567
Net increase (decrease) in net assets resulting from operations	557,109,387	61,290,158
Distributions to shareholders from net investment income	(36,723,329)	(19,754,957)
Distributions to shareholders from net realized gain	(830,683)	–
Total distributions	(37,554,012)	(19,754,957)
Share transactions - net increase (decrease)	933,598,280	840,932,551
Redemption fees	37,194	80,968
Total increase (decrease) in net assets	1,453,190,849	882,548,720
Net Assets
Beginning of period	1,734,881,417	852,332,697
End of period	$3,188,072,266	$1,734,881,417
Other Information
Undistributed net investment income end of period	$56,148,756	$31,233,850

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global ex U.S. Index Fund Investor Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$11.32	$12.28	$12.44	$10.54
Income from Investment Operations
Net investment income (loss)A	.32	.31	.31	.37B	.29
Net realized and unrealized gain (loss)	2.26	(.26)C	(.98)	(.32)	1.76
Total from investment operations	2.58	.05	(.67)	.05	2.05
Distributions from net investment income	(.21)	(.25)	(.28)	(.18)	(.15)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.22)	(.25)	(.29)	(.21)	(.16)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01
Net asset value, end of period	$13.48	$11.12	$11.32	$12.28	$12.44
Total ReturnE	23.61%	.56%	(5.49)%	.46%	19.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.18%	.27%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.18%	.19%	.22%	.22%	.23%
Expenses net of all reductions	.18%	.19%	.22%	.22%	.23%
Net investment income (loss)	2.64%	2.87%	2.66%	3.00%B	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$45,439	$37,465	$18,132	$15,309	$10,037
Portfolio turnover rateH	9%	1%I	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Premium Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$11.32	$12.29	$12.44	$10.54
Income from Investment Operations
Net investment income (loss)A	.33	.32	.32	.38B	.30
Net realized and unrealized gain (loss)	2.26	(.27)C	(1.00)	(.31)	1.76
Total from investment operations	2.59	.05	(.68)	.07	2.06
Distributions from net investment income	(.22)	(.25)	(.28)	(.19)	(.16)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.22)D	(.25)	(.29)	(.22)	(.17)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01
Net asset value, end of period	$13.49	$11.12	$11.32	$12.29	$12.44
Total ReturnF	23.79%	.64%	(5.53)%	.59%	19.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%	.21%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.11%	.12%	.17%	.18%	.18%
Expenses net of all reductions	.11%	.12%	.17%	.18%	.18%
Net investment income (loss)	2.71%	2.95%	2.71%	3.04%B	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,565,118	$774,360	$563,796	$485,998	$281,895
Portfolio turnover rateI	9%	1%J	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.33	$12.29	$12.45	$10.55
Income from Investment Operations
Net investment income (loss)A	.33	.32	.33	.39B	.31
Net realized and unrealized gain (loss)	2.26	(.26)C	(.99)	(.33)	1.76
Total from investment operations	2.59	.06	(.66)	.06	2.07
Distributions from net investment income	(.22)	(.26)	(.29)	(.20)	(.17)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.23)	(.26)	(.30)	(.22)D	(.18)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01
Net asset value, end of period	$13.49	$11.13	$11.33	$12.29	$12.45
Total ReturnF	23.70%	.66%	(5.40)%	.56%	19.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.17%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.09%	.10%	.13%	.13%	.13%
Expenses net of all reductions	.09%	.10%	.13%	.13%	.13%
Net investment income (loss)	2.73%	2.97%	2.75%	3.09%B	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$624,633	$278,172	$182,432	$153,983	$66,248
Portfolio turnover rateI	9%	1%J	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global ex U.S. Index Fund Institutional Premium Class

Years ended October 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.33	$12.30	$12.45	$10.56
Income from Investment Operations
Net investment income (loss)A	.33	.32	.33	.39B	.32
Net realized and unrealized gain (loss)	2.27	(.26)C	(1.00)	(.31)	1.74
Total from investment operations	2.60	.06	(.67)	.08	2.06
Distributions from net investment income	(.22)	(.26)	(.29)	(.20)	(.17)
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.23)	(.26)	(.30)	(.23)	(.18)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01
Net asset value, end of period	$13.50	$11.13	$11.33	$12.30	$12.45
Total ReturnE	23.83%	.68%	(5.45)%	.67%	19.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%	.14%	.20%	.20%	.19%
Expenses net of fee waivers, if any	.06%	.08%	.10%	.10%	.10%
Expenses net of all reductions	.06%	.08%	.10%	.10%	.10%
Net investment income (loss)	2.75%	2.99%	2.78%	3.12%B	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$952,883	$644,884	$87,972	$74,259	$62,884
Portfolio turnover rateH	9%	1%I	1%	1%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$1,199,699,396	$322,827,606	$(68,134,780)	$254,692,826
Fidelity Global ex U.S. Index Fund	2,772,369,632	585,612,885	(133,973,548)	451,639,337

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$(17,151,687)	$(39,182,558)	$(56,334,245)	$(56,334,245)
Fidelity Global ex U.S. Index Fund	–	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Emerging Markets Index Fund	$22,231,261	$(56,334,245)	$254,662,712
Fidelity Global ex U.S. Index Fund	62,955,419	–	451,615,216

The tax character of distributions paid was as follows:

October 31, 2017
Ordinary Income
Fidelity Emerging Markets Index Fund	$12,638,479
Fidelity Global ex U.S. Index Fund	37,554,012

October 31, 2016
Ordinary Income
Fidelity Emerging Markets Index Fund	$11,347,194
Fidelity Global ex U.S. Index Fund	19,754,957

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Fidelity Emerging Markets Index and Fidelity Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees for Fidelity Global ex U.S. Index Fund effective December 12, 2016. In November 2017, the Board of Trustees approved the elimination of these redemption fees for Fidelity Emerging Markets Index Fund effective December 18, 2017.
4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Emerging Markets Index Fund
Equity Risk
Futures Contracts	$5,791,646	$336,845
Totals	$5,791,646	$336,845
Fidelity Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$14,519,982	$1,262,482
Totals	$14,519,982	$1,262,482

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	426,703,143	44,916,597
Fidelity Global ex U.S. Index Fund	1,225,447,527	211,847,939

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments received in-kind through subscriptions totaled $358,909,549 in exchange for 36,586,091 shares of the Fidelity Global ex U.S. Index Fund. The amount of in-kind exchanges is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% of average net assets for Fidelity Global ex U.S. Index Fund. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .09% to .08% of Fidelity Emerging Markets Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annual management fee rate was .09% of Fidelity Emerging Markets Index Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Emerging Markets Index Fund	.29%	.13%	.10%	.08%
Fidelity Global ex U.S. Index Fund	.17%	.10%	.08%	.06%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Emerging Markets Index Fund	.30%	.14%	.11%	.09%
Fidelity Global ex U.S. Index Fund	.18%	.11%	.09%	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets as noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, each class pays all or a portion of the transfer agent fees at annual rates based on class-level average net assets as noted in the table below and each Fund's Institutional Premium Class does not pay transfer agent fees.

	Received by FIIOC	Paid by Class Effective August 1, 2017	Paid by Class Prior to August 1, 2017
Fidelity Emerging Markets Index Fund
Investor Class	.21%	.21%	.21%
Premium Class	.11%	.05%	.05%
Institutional Class	.035%	.02%	.02%
Institutional Premium Class	.015%	–	–
Fidelity Global ex U.S. Index Fund
Investor Class	.21%	.11%	.12%
Premium Class	.11%	.04%	.05%
Institutional Class	.035%	.02%	.03%
Institutional Premium Class	.015%	–	–

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Emerging Markets Index Fund
Investor Class	$56,962.21
Premium Class	340,434.05
Institutional Class	40,669.02
Institutional Premium Class	–	–
	$438,065
Fidelity Global ex U.S. Index Fund
Investor Class	$46,603.12
Premium Class	526,986.05
Institutional Class	143,109.03
Institutional Premium Class	–	–
	$716,698

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Index Fund	Borrower	$8,658,000.85%		$204
Fidelity Global ex U.S. Index Fund	Borrower	$9,666,286	1.34%	$2,512

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$3,116
Fidelity Global ex U.S. Index Fund	7,592

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity Emerging Markets Index Fund	$89,727
Fidelity Global ex U.S. Index Fund	253,288

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Emerging Markets Index Fund	$445
Fidelity Global ex U.S. Index Fund	434

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2017	Year endedOctober 31, 2016
Fidelity Emerging Markets Index Fund
From net investment income
Investor Class	$290,141	$488,081
Premium Class	9,152,994	9,746,166
Institutional Class	3,191,048	1,107,403
Institutional Premium Class	4,296	5,544
Total	$12,638,479	$11,347,194
Fidelity Global ex U.S. Index Fund
From net investment income
Investor Class	$710,799	$469,634
Premium Class	15,744,134	13,089,736
Institutional Class	6,109,298	4,201,240
Institutional Premium Class	14,159,098	1,994,347
Total	$36,723,329	$19,754,957
From net realized gain
Investor Class	$16,844	$–
Premium Class	359,898	–
Institutional Class	138,257	–
Institutional Premium Class	315,684	–
Total	$830,683	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2017	Year ended October 31, 2016	Year ended October 31, 2017	Year ended October 31, 2016
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	4,595,198	3,308,302	$44,721,174	$26,744,334
Reinvestment of distributions	31,357	57,696	270,613	430,181
Shares redeemed	(3,918,080)	(4,014,907)	(38,590,456)	(33,349,297)
Net increase (decrease)	708,475	(648,909)	$6,401,331	$(6,174,782)
Premium Class
Shares sold	48,728,825	30,727,439	$475,643,280	$252,020,349
Reinvestment of distributions	970,483	1,221,061	8,365,562	9,103,784
Shares redeemed	(32,884,562)	(19,928,967)	(302,310,868)	(165,686,800)
Net increase (decrease)	16,814,746	12,019,533	$181,697,974	$95,437,333
Institutional Class
Shares sold	13,363,342	16,322,577	$130,227,940	$139,980,479
Reinvestment of distributions	348,827	148,530	3,010,374	1,107,403
Shares redeemed	(11,206,364)	(2,302,722)	(104,613,436)	(18,698,255)
Net increase (decrease)	2,505,805	14,168,385	$28,624,878	$122,389,627
Institutional Premium Class
Shares sold	18,939,252	5,848	$164,987,276	$47,523
Reinvestment of distributions	498	744	4,296	5,544
Shares redeemed	(1,806,984)	(5,598)	(18,355,507)	(43,839)
Net increase (decrease)	17,132,766	994	$146,636,065	$9,228
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	3,656,372	3,749,465	$44,410,333	$40,507,693
Reinvestment of distributions	65,700	43,616	720,731	453,168
Shares redeemed	(3,720,974)	(2,025,704)	(44,830,378)	(21,832,563)
Net increase (decrease)	1,098	1,767,377	$300,686	$19,128,298
Premium Class
Shares sold	71,331,726	35,170,899	$868,267,163	$376,550,580
Reinvestment of distributions	1,271,346	1,130,684	13,946,668	11,747,810
Shares redeemed	(26,167,162)	(16,480,126)	(320,300,835)	(174,387,185)
Net increase (decrease)	46,435,910	19,821,457	$561,912,996	$213,911,205
Institutional Class
Shares sold	46,688,077	15,322,148	$549,906,665	$167,125,457
Reinvestment of distributions	569,513	404,354	6,247,555	4,201,240
Shares redeemed	(25,958,123)	(6,834,241)	(326,220,950)	(73,128,133)
Net increase (decrease)	21,299,467	8,892,261	$229,933,270	$98,198,564
Institutional Premium Class
Shares sold	25,870,791	55,232,124(a)	$309,331,694	$564,411,113(a)
Reinvestment of distributions	1,318,286	191,949	14,474,782	1,994,347
Shares redeemed	(14,520,231)	(5,265,059)	(182,355,148)	(56,710,976)
Net increase (decrease)	12,668,846	50,159,014	$141,451,328	$509,694,484

 (a) Amount includes in-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Fidelity Emerging Markets Index Fund
Investor Class	.30%
Actual		$1,000.00	$1,158.20	$1.63
Hypothetical-C		$1,000.00	$1,023.69	$1.53
Premium Class	.14%
Actual		$1,000.00	$1,159.30	$.76
Hypothetical-C		$1,000.00	$1,024.50	$.71
Institutional Class	.10%
Actual		$1,000.00	$1,160.10	$.54
Hypothetical-C		$1,000.00	$1,024.70	$.51
Institutional Premium Class	.09%
Actual		$1,000.00	$1,160.10	$.49
Hypothetical-C		$1,000.00	$1,024.75	$.46
Fidelity Global ex U.S. Index Fund
Investor Class	.18%
Actual		$1,000.00	$1,120.50	$.96
Hypothetical-C		$1,000.00	$1,024.30	$.92
Premium Class	.11%
Actual		$1,000.00	$1,121.40	$.59
Hypothetical-C		$1,000.00	$1,024.65	$.56
Institutional Class	.09%
Actual		$1,000.00	$1,120.40	$.48
Hypothetical-C		$1,000.00	$1,024.75	$.46
Institutional Premium Class	.06%
Actual		$1,000.00	$1,121.30	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Emerging Markets Index Fund
Investor	12/11/17	12/08/17	$0.17800	$0.01400
Premium	12/11/17	12/08/17	$0.19565	$0.01400
Institutional	12/11/17	12/08/17	$0.19898	$0.01400
Institutional Premium	12/11/17	12/08/17	$0.20119	$0.01400
Fidelity Global ex U.S. Index Fund
Investor	12/11/17	12/08/17	$0.26800	$0.03000
Premium	12/11/17	12/08/17	$0.27740	$0.03000
Institutional	12/11/17	12/08/17	$0.28008	$0.03000
Institutional Premium	12/11/17	12/08/17	$0.28278	$0.03000

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor	Premium	Institutional	Institutional Premium
Fidelity Emerging Markets Index Fund
December, 2016	77.0%	70.0%	69.0%	68.0%
Fidelity Global ex U.S. Index Fund
December, 2016	94.0%	91.0%	90.0%	89.0%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Emerging Markets Index Fund
Investor	12/12/16	$0.1443	$0.0193
Premium	12/12/16	$0.1582	$0.0193
Institutional	12/12/16	$0.1608	$0.0193
Institutional Premium	12/12/16	$0.1626	$0.0193
Fidelity Global ex U.S. Index Fund
Investor	12/12/16	$0.2296	$0.0209
Premium	12/12/16	$0.2371	$0.0209
Institutional	12/12/16	$0.2392	$0.0209
Institutional Premium	12/12/16	$0.2424	$0.0209

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Index Fund
Fidelity Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.

Fidelity Emerging Markets Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.25% to 0.09%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

At its July 2017 meeting, the Board approved an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.09% to 0.08%.

The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to each fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the charts do not include hypothetical net management fees for 2016. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed a fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Fidelity Global ex U.S. Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.20% to 0.06%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode. At its July 2017 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, and Premium Class of Fidelity Emerging Markets Index Fund ranked below the competitive median for 2016 and the total expense ratio of Investor Class ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the majority of the funds in the Total Mapped Group, which mostly includes funds with a developed markets focus, are not comparable because they are not emerging markets funds. The Board noted that the total expense ratio of Investor Class of Fidelity Emerging Markets Index Fund is lower than the Investor Class total expense ratio of the most comparable competitive fund.

The Board considered that current contractual arrangements for Fidelity Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.11% (0.10% effective August 1, 2017); Institutional Premium Class: 0.09% (0.08% effective August 1, 2017); Investor Class: 0.30% (0.29% effective August 1, 2017); and Premium Class: 0.14% (0.13% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board noted that the total expense ratio of each class of Fidelity Global ex U.S. Index Fund ranked below the competitive median for 2016.

The Board considered that current contractual arrangements for Fidelity Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.09% (0.08% effective August 1, 2017); Institutional Premium Class: 0.06%; Investor Class: 0.18% (0.17% effective August 1, 2017); and Premium Class: 0.11% (0.10% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class of Fidelity Emerging Markets Index Fund was above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

EMX-GUX-ANN-1217
1.929360.106

Fidelity® Total International Index Fund Investor Class and Premium Class Annual Report October 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Life of fundA
Investor Class	23.31%	16.81%
Premium Class	23.34%	16.91%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total International Index Fund - Investor Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Investable Market Index performed over the same period.

Period Ending Values
$12,430	Fidelity® Total International Index Fund - Investor Class
$12,561	MSCI ACWI (All Country World Index) ex USA Investable Market Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the 12 months ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In the energy sector (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes gained roughly 23%, close to in line with the 23.99% increase in the benchmark MSCI ACWI IMI ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment, many more stocks contributed than detracted over the 12-month time frame. On an absolute basis, the fund’s top individual contributor was China-based media company Tencent Holdings (+69%), which rose steadily throughout the year, reflecting the company’s strong financial results. South Korea’s Samsung Electronics (+75%) continued to gain ground, as the consumer electronics giant bounced back from a difficult 2016. Chinese e-commerce provider Alibaba Group (+82%) produced strong growth throughout the year, while shares of Taiwan Semiconductor (+39%) benefited from continued-strong demand for chipmakers’ products. In contrast, the fund’s biggest laggard was Israel-based Teva Pharmaceutical Industries (-67%), which encountered a myriad of problems this period. U.K.-based telecommunication services provider BT Group (-22%) saw its shares plunge in January as the company dealt with an accounting scandal. Ireland-based pharm company Shire (-13%) also notably detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.0	1.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.0	0.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0	0.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.9	0.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.7	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.7	0.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.6	0.6
	8.2

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	22.9
Industrials	12.9	12.3
Consumer Discretionary	11.8	11.7
Information Technology	11.5	9.5
Consumer Staples	8.3	9.0
Materials	8.0	7.9
Health Care	7.2	7.6
Energy	6.4	6.3
Real Estate	4.0	4.0
Telecommunication Services	3.8	3.4

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Japan	17.1%
United Kingdom	11.2%
Canada	6.6%
Germany	6.3%
France	6.3%
Switzerland	5.2%
Australia	4.5%
Cayman Islands	4.1%
Korea (South)	3.8%
Other*	34.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of April 30, 2017
Japan	16.4%
United Kingdom	11.2%
Canada	6.7%
France	6.2%
Germany	6.2%
Switzerland	5.7%
Australia	4.9%
Korea (South)	3.4%
Cayman Islands	3.2%
Other*	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable.

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 4.5%
360 Capital Industrial Fund	962	$1,892
Abacus Property Group unit	2,659	7,733
Aconex Ltd. (a)(b)	3,146	12,232
Adelaide Brighton Ltd.	18,053	85,803
AGL Energy Ltd.	17,069	330,121
ALS Ltd.	12,613	75,586
Altium Ltd.	2,077	19,044
Alumina Ltd.	66,315	118,765
Amcor Ltd.	29,023	351,850
AMP Ltd.	76,545	291,161
Ansell Ltd.	5,788	106,316
APA Group unit	29,479	193,129
APN News & Media Ltd.	1,364	1,811
APN Outdoor Group Ltd.	1,212	4,332
ARB Corp. Ltd.	727	10,132
Ardent Leisure Group unit	12,985	18,634
Aristocrat Leisure Ltd.	13,138	236,799
Asaleo Care Ltd.	2,008	2,275
ASX Ltd.	5,537	228,753
Aurizon Holdings Ltd.	51,515	204,232
Austal Ltd.	1,439	1,944
Australia & New Zealand Banking Group Ltd.	74,548	1,707,095
Australian Agricultural Co. Ltd. (a)	4,710	5,299
Australian Pharmaceutical Industries Ltd.	4,913	5,659
Automotive Holdings Group Ltd.	2,148	5,326
Babcock & Brown Wind Partners (a)	22,022	12,304
Bank of Queensland Ltd.	11,503	117,619
Bapcor Ltd.	5,525	23,003
Beach Energy Ltd.	66,766	49,822
Bega Cheese Ltd.	7,332	41,245
Bellamy's Australia Ltd. (a)	1,701	15,674
Bendigo & Adelaide Bank Ltd.	12,844	111,867
BHP Billiton Ltd.	81,829	1,684,762
Blackmores Ltd.	344	42,051
BlueScope Steel Ltd.	13,408	131,762
Boral Ltd.	27,831	152,298
Brambles Ltd.	38,594	279,429
Breville Group Ltd.	3,281	29,254
Brickworks Ltd.	3,884	42,181
BT Investment Management Ltd.	5,921	48,851
BWP Trust	13,548	32,040
Caltex Australia Ltd.	8,279	217,083
Carsales.com Ltd.	4,399	46,158
Challenger Ltd.	15,261	155,344
Charter Hall Group unit	16,947	75,228
Charter Hall Long Wale REIT unit	5,776	18,390
Charter Hall Retail REIT	4,482	13,927
Cimic Group Ltd.	2,507	92,771
Coca-Cola Amatil Ltd.	13,965	87,186
Cochlear Ltd.	1,483	199,672
Commonwealth Bank of Australia	43,929	2,610,003
Computershare Ltd.	11,981	142,863
Corporate Travel Management Ltd.	2,449	45,059
Costa Group Holdings Ltd.	3,356	15,950
Credit Corp. Group Ltd.	352	5,404
Cromwell Property Group unit	19,567	14,976
Crown Ltd.	11,482	102,026
CSL Ltd.	11,937	1,269,262
CSR Ltd.	13,321	48,325
DEXUS Property Group unit	27,062	202,355
Dominos Pizza Enterprises Ltd.	2,092	74,596
Downer EDI Ltd.	15,007	80,284
DuluxGroup Ltd.	11,077	62,481
Eclipx Group Ltd.	2,762	8,561
Estia Health Ltd.	5,345	14,236
Evolution Mining Ltd.	28,901	52,202
FKP Property Group unit	11,567	22,398
Flexigroup Ltd.	574	646
Flight Centre Travel Group Ltd.	1,381	49,465
Folkestone Education Trust	929	1,991
Fortescue Metals Group Ltd.	44,444	157,831
G8 Education Ltd.	15,299	53,393
Galaxy Resources Ltd. (a)	6,788	17,923
Gateway Lifestyle Holdings Pty Ltd. unit	11,756	17,725
GDI Property Group unit	5,098	4,663
Genworth Mortgage Insurance Ltd.	2,411	5,241
Goodman Group unit	48,509	310,376
GrainCorp Ltd.	13,794	89,737
Greencross Ltd.	437	1,776
Growthpoint Properties Australia Ltd.	1,305	3,326
GUD Holdings Ltd.	1,514	13,835
GWA Group Ltd.	481	935
Hansen Technologies Ltd.	568	1,474
Harvey Norman Holdings Ltd.	13,132	37,991
Healthscope Ltd.	34,386	51,582
IDP Education Ltd.	4,639	19,883
Iluka Resources Ltd.	10,454	75,129
Incitec Pivot Ltd.	41,111	120,194
Independence Group NL	13,188	40,475
Inghams Group Ltd.	8,510	23,122
Insurance Australia Group Ltd.	58,001	291,205
Investa Office Fund unit	8,574	29,398
Invocare Ltd.	6,597	85,682
IOOF Holdings Ltd.	8,929	73,532
IPH Ltd.	231	1,034
Iress Ltd.	2,263	20,351
Japara Healthcare Ltd.	589	911
JB Hi-Fi Ltd.	2,862	50,161
John Fairfax Holdings Ltd.	48,259	40,629
Karoon Gas Australia Ltd. (a)	1,197	1,099
Lendlease Group unit	15,207	188,663
Link Administration Holdings Ltd.	15,469	97,437
Macquarie Atlas Roads Group unit	19,022	86,769
Macquarie Group Ltd.	8,259	621,673
Magellan Financial Group Ltd.	3,524	65,458
Mantra Group Ltd.	10,722	32,004
Mayne Pharma Group Ltd. (a)(b)	17,660	9,259
McMillan Shakespeare Ltd.	3,134	37,778
Medibank Private Ltd.	70,143	164,810
Mesoblast Ltd. (a)	3,999	4,086
Metcash Ltd.	25,129	51,735
Mineral Resources Ltd.	4,524	60,247
Mirvac Group unit	105,276	194,181
Monadelphous Group Ltd.	1,226	15,923
Myer Holdings Ltd.	14,173	8,298
MYOB Group Ltd.	5,753	16,511
Nanosonics Ltd. (a)	1,775	4,075
National Australia Bank Ltd.	66,940	1,673,254
National Storage (REIT) unit	1,500	1,693
Navitas Ltd.	3,546	12,945
Newcrest Mining Ltd.	20,436	350,508
NEXTDC Ltd. (a)	6,252	24,690
Nine Entertainment Co. Holdings Ltd.	9,854	11,313
Northern Star Resources Ltd.	14,728	58,840
Nufarm Ltd.	2,408	16,734
Nufarm Ltd. (a)(c)	535	3,718
oOh!media Ltd.	510	1,710
Orica Ltd.	8,967	143,229
Origin Energy Ltd. (a)	43,957	267,121
Orocobre Ltd. (a)	5,117	18,955
Orora Ltd.	35,553	92,516
OZ Minerals Ltd.	9,982	61,500
Pact Group Holdings Ltd.	2,344	10,405
Perpetual Trustees Australia Ltd.	1,277	47,382
Pilbara Minerals Ltd. (a)(b)	50,212	31,128
Platinum Asset Management Ltd.	6,911	38,612
Premier Investments Ltd.	1,410	14,288
Primary Health Care Ltd.	7,405	19,383
Qantas Airways Ltd.	10,244	48,218
QBE Insurance Group Ltd.	37,308	304,953
Qube Holdings Ltd.	21,303	41,902
Quintis Ltd. (d)	790	178
Ramsay Health Care Ltd.	3,767	192,906
RCG Corp. Ltd.	1,212	696
realestate.com.au Ltd.	1,457	80,601
Regis Healthcare Ltd.	290	808
Regis Resources Ltd.	17,336	51,613
Reliance Worldwide Corp. Ltd.	6,170	17,614
Resolute Mng Ltd.	16,001	12,614
Retail Food Group Ltd.	1,163	3,916
Rio Tinto Ltd.	11,182	594,363
Sandfire Resources NL	2,496	10,965
Santos Ltd. (a)	52,355	180,315
Saracen Mineral Holdings Ltd. (a)	14,275	15,896
Scentre Management Ltd. A/S Trustee South Carolina unit	140,979	433,751
SEEK Ltd.	11,450	160,981
Select Harvests Ltd.	193	694
Seven Group Holdings Ltd.	2,550	25,859
Shopping Centres Australasia Property Group unit	14,767	26,560
Sigma Healthcare Ltd.	31,213	18,036
Sims Metal Management Ltd.	4,533	45,865
Sirtex Medical Ltd.	822	8,594
Smartgroup Corp. Ltd.	2,759	20,546
Sonic Healthcare Ltd.	9,806	163,384
South32 Ltd.	142,811	368,342
Southern Cross Media Group Ltd.	34,197	29,313
SP AusNet	56,286	76,249
Spark Infrastructure Group unit	41,861	81,377
SpeedCast International Ltd.	9,792	31,176
St Barbara Ltd.	13,305	29,531
Steadfast Group Ltd.	20,335	41,710
Stockland Corp. Ltd. unit	63,095	218,270
Suncorp Group Ltd.	33,949	352,847
Super Retail Group Ltd.	6,031	35,865
Sydney Airport unit	29,393	159,946
Syrah Resources Ltd. (a)	5,211	13,440
Tabcorp Holdings Ltd.	24,320	83,574
Tassal Group Ltd.	1,218	3,925
Tatts Group Ltd.	32,943	105,138
Technology One Ltd.	15,556	60,005
Telstra Corp. Ltd.	113,965	309,300
The GPT Group unit	57,313	223,270
The Star Entertainment Group Ltd.	20,807	91,567
Tox Free Solutions Ltd.	2,376	4,455
TPG Telecom Ltd.	8,074	33,369
Transpacific Industries Group Ltd.	63,184	72,537
Transurban Group unit	50,203	466,069
Treasury Wine Estates Ltd.	20,528	245,879
Vicinity Centers unit	87,353	177,167
Village Roadshow Ltd.	338	970
Virtus Health Ltd.	1,474	6,182
Vita Group Ltd.	804	794
Viva Energy REIT unit	6,394	10,472
Vocus Group Ltd.	14,986	33,032
Webjet Ltd.	1,204	10,597
Wesfarmers Ltd.	28,057	897,589
West Australian Newspapers Holdings Ltd.	7,448	3,848
Western Areas NL	1,722	3,677
Westfield Corp. unit	49,229	292,754
Westgold Resources Ltd. (a)	892	1,280
Westgold Resources Ltd. warrants 6/30/19 (a)	178	44
Westpac Banking Corp.	85,076	2,154,928
Whitehaven Coal Ltd.	14,056	40,126
WiseTech Global Ltd.	3,275	29,251
Woodside Petroleum Ltd.	20,830	489,905
Woolworths Ltd.	32,013	634,090
WorleyParsons Ltd. (a)	8,551	91,689
WorleyParsons Ltd. (a)	398	4,268

TOTAL AUSTRALIA		29,250,016

Austria - 0.3%
ams AG	1,536	140,028
Andritz AG	2,070	117,042
BUWOG-Gemeinnuetzige Wohnung	3,515	101,379
CA Immobilien Anlagen AG	2,182	62,272
DO & CO Restaurants & Catering AG	329	17,447
Erste Group Bank AG	7,352	315,925
EVN AG	299	4,719
IMMOFINANZ Immobilien Anlagen AG	16,083	40,672
Lenzing AG	338	45,750
Oesterreichische Post AG	1,485	66,009
OMV AG	3,571	214,556
PORR AG	109	3,410
Raiffeisen International Bank-Holding AG (a)	3,776	131,558
S IMMO AG	1,268	22,340
S&T AG	1,096	21,180
Schoeller-Bleckmann Oilfield Equipment AG (a)	436	40,701
Telekom Austria AG	5,047	47,338
UNIQA Insurance Group AG	2,647	27,152
Vienna Insurance Group AG	419	12,282
Voestalpine AG	3,021	166,221
Wienerberger AG	3,091	79,428
Zumtobel AG	292	5,002

TOTAL AUSTRIA		1,682,411

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	3,973	65,432
Schroder (REIT) Ltd.	2,240	1,778
Standard Life Investment Property Income Trust Ltd.	929	1,132
Stobart Group Ltd.	9,513	35,744

TOTAL BAILIWICK OF GUERNSEY		104,086

Bailiwick of Jersey - 0.7%
Boohoo.Com PLC (a)	13,877	36,954
Centamin PLC	29,053	53,751
Experian PLC	24,552	517,269
Glencore Xstrata PLC	313,066	1,509,349
IWG PLC	15,983	45,725
Petrofac Ltd.	6,546	36,454
Randgold Resources Ltd.	2,344	230,340
Shire PLC	24,287	1,196,271
UBM PLC	11,113	103,835
Wolseley PLC	6,292	439,981
WPP PLC	34,822	615,626

TOTAL BAILIWICK OF JERSEY		4,785,555

Belgium - 0.9%
Ablynx NV (a)	857	17,565
Ackermans & Van Haaren SA	523	89,585
Aedifica SA	286	27,251
Ageas	5,377	260,839
Agfa-Gevaert NV (a)	2,209	10,388
Anheuser-Busch InBev SA NV	19,024	2,332,747
Barco NV	298	30,516
Befimmo SCA Sicafi	370	22,989
Bekaert SA	731	34,575
Bpost SA	3,768	106,283
Cofinimmo SA	278	35,281
Colruyt NV	1,727	88,334
Compagnie D'entreprises CFE SA	465	68,005
D'ieteren SA	2,012	92,025
Econocom Group SA	1,980	15,241
Elia System Operator SA/NV	1,311	76,050
Euronav NV	2,663	22,068
EVS Broadcast Equipment SA	346	13,018
Fagron NV (a)	657	8,522
Galapagos Genomics NV (a)	1,426	138,681
Gimv NV	291	17,549
Groupe Bruxelles Lambert SA	2,116	227,207
Ion Beam Applications SA	586	17,952
KBC Ancora	1,298	77,413
KBC Groep NV	6,149	510,769
Kinepolis Group NV	192	12,972
Melexis NV	695	69,631
Nyrstar NV (a)	3,127	24,969
Ontex Group NV	3,196	112,412
Orange Belgium	576	13,342
Proximus	3,426	113,777
Sofina SA	289	43,460
Solvay SA Class A	1,946	289,130
Telenet Group Holding NV (a)	1,352	93,516
Tessenderlo Group (a)	1,881	90,273
UCB SA	3,237	235,626
Umicore SA	5,428	242,606
Van de Velde	142	7,856
Warehouses de Pauw	367	39,685

TOTAL BELGIUM		5,730,108

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	40,000	6,973
Alibaba Health Information Technology Ltd. (a)	90,000	48,222
Alibaba Pictures Group Ltd. (a)	440,000	71,628
Beijing Enterprises Water Group Ltd.	138,000	115,864
BEP International Holdings Ltd.	110,000	2,566
Brightoil Petroleum Holdings Ltd. (a)(d)	26,000	4,999
Brilliance China Automotive Holdings Ltd.	74,000	187,054
BW LPG Ltd. (a)	821	3,083
BW Offshore Ltd. (a)	1,010	3,314
C C Land Holdings Ltd. (a)	30,000	6,537
C.banner International Holdings Ltd. (a)	19,000	6,551
Cafe de Coral Holdings Ltd.	6,000	18,458
Carnival Group International Holdings Ltd. (a)	125,000	6,329
Cheung Kong Infrastructure Holdings Ltd.	16,500	143,609
China Foods Ltd.	6,000	3,792
China Gas Holdings Ltd.	50,000	151,896
China Innovationpay Group Ltd. (a)	216,000	13,013
China Ocean Industry Group Ltd. (a)	65,000	567
China Oil & Gas Group Ltd.	40,000	2,717
China Resource Gas Group Ltd.	24,000	87,830
China Trustful Group Ltd. (a)	4,000	1,584
China Water Affairs Group Ltd.	40,000	29,123
Chow Sang Sang Holdings International Ltd.	2,000	4,363
CITIC Resources Holdings Ltd.	16,000	1,743
CMBC Capital Holdings Ltd.	250,000	21,791
Cosco Shipping Ports Ltd.	64,311	74,521
Credicorp Ltd. (United States)	1,770	370,709
Digital China Holdings Ltd. (H Shares) (a)	21,261	12,863
Digital Domain Holdings Ltd. (a)	470,000	13,555
Emperor International Holding Ltd.	54,000	19,104
Enerchina Holdings Ltd.	90,000	1,811
Esprit Holdings Ltd. (a)	52,400	31,703
FDG Electric Vehicles Ltd. (a)	505,000	22,009
Frontline Ltd.	824	5,044
G-Resources Group Ltd. (a)	138,000	1,822
GCL New Energy Holdings Ltd. (a)	32,000	2,338
Giordano International Ltd.	56,000	31,656
Global Brands Group Holding Ltd. (a)	142,000	16,564
Golden Ocean Group Ltd. (a)	1,294	10,456
GOME Electrical Appliances Holdings Ltd.	373,000	47,812
Great Eagle Holdings Ltd.	6,080	33,473
GZI Transport Ltd.	72,000	52,791
Haier Electronics Group Co. Ltd.	38,000	100,097
HengTen Networks Group Ltd. (a)	388,000	20,640
Hiscox Ltd.	7,785	147,650
Hoegh LNG Holdings Ltd.	550	4,360
Hongkong Land Holdings Ltd.	29,500	213,875
Hopson Development Holdings Ltd.	12,000	12,275
Huabao International Holdings Ltd.	41,000	26,593
Huanxi Media Group Ltd. (a)	10,000	3,205
Hybrid Kinetic Group Ltd. (a)(d)	202,000	5,049
Jardine Matheson Holdings Ltd.	5,845	374,431
Jardine Strategic Holdings Ltd.	6,166	258,602
Johnson Electric Holdings Ltd.	5,000	20,157
K Wah International Holdings Ltd.	22,902	13,152
Kerry Logistics Network Ltd.	15,500	21,378
Kerry Properties Ltd.	17,500	78,736
KuangChi Science Ltd. (a)	26,000	9,865
Kunlun Energy Co. Ltd.	104,000	96,383
Lancashire Holdings Ltd.	7,267	72,532
Landing International Development Ltd. (a)	1,980,000	54,821
Li & Fung Ltd.	204,000	102,766
Luk Fook Holdings International Ltd.	17,000	71,910
Luye Pharma Group Ltd.	23,500	15,664
Man Wah Holdings Ltd.	29,600	26,711
Nan Hai Corp. Ltd.	100,000	3,025
Neo-China Group (Holdings) Ltd.	8,000	1,723
Nine Dragons Paper (Holdings) Ltd.	42,000	77,094
Noble Group Ltd. (a)	14,530	3,091
NWS Holdings Ltd.	47,367	95,810
Orient Overseas International Ltd.	5,500	52,946
Pacific Basin Shipping Ltd. (a)	130,000	29,661
Panda Green Energy Group Ltd. (a)	56,000	8,470
PAX Global Technology Ltd.	14,000	7,088
Petra Diamonds Ltd. (a)	7,202	7,365
Pou Sheng International (Holdings) Ltd.	10,000	1,833
Road King Infrastructure Ltd.	2,000	3,287
Shangri-La Asia Ltd.	24,000	47,745
Shenzhen International Holdings Ltd.	16,574	31,655
Sihuan Pharmaceutical Holdings Group Ltd.	119,000	43,015
Silverlake Axis Ltd. Class A	4,700	2,052
Sinopec Kantons Holdings Ltd.	50,000	32,366
Skyworth Digital Holdings Ltd.	72,098	33,178
SmarTone Telecommunications Holdings Ltd.	2,500	3,112
SMI Corp. Ltd.	7,200	3,692
Stolt-Nielsen SA	172	2,422
Tai Fook Securities Group Ltd.	81,507	46,179
Texwinca Holdings Ltd.	6,000	3,622
Town Health International Holdings Co. Ltd.	114,000	10,960
Vtech Holdings Ltd.	4,000	56,862
Yue Yuen Industrial (Holdings) Ltd.	15,000	57,490

TOTAL BERMUDA		4,108,432

Brazil - 1.0%
AES Tiete Energia SA unit	1,912	7,569
Aliansce Shopping Centers SA (a)	600	3,217
Alupar Investimento SA unit	1,800	9,932
Ambev SA	115,663	738,959
Arezzo Industria e Comercio SA	1,400	21,634
B2W Companhia Global do Varejo (a)	4,104	26,634
Banco Bradesco SA	21,010	210,530
Banco do Brasil SA	22,200	233,720
Banco Santander SA (Brasil) unit	9,000	78,712
BB Seguridade Participacoes SA	17,200	145,800
BM&F BOVESPA SA	55,478	405,320
BR Malls Participacoes SA	28,805	111,652
Brasil Foods SA (a)	13,100	177,200
CCR SA	29,684	165,148
Centrais Eletricas Brasileiras SA (Electrobras) (a)	5,900	39,769
Cia. Hering SA	3,800	33,919
Cielo SA	31,960	218,648
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	9,200	83,808
Companhia de Saneamento de Minas Gerais	900	10,840
Companhia Energetica de Minas Gerais (CEMIG) rights 11/29/17 (a)	2,891	1,025
Companhia Siderurgica Nacional SA (CSN) (a)	19,087	49,186
Cosan SA Industria e Comercio	4,900	56,021
CPFL Energia SA	5,100	42,873
CVC Brasil Operadora e Agencia de Viagens SA	4,200	55,464
Cyrela Brazil Realty SA	7,700	30,129
Drogasil SA	6,700	160,183
Duratex SA	8,400	24,548
Ecorodovias Infraestrutura e Logistica SA	3,000	11,188
EDP Energias do Brasil SA	11,600	51,062
Embraer SA	17,388	83,291
ENGIE Brasil Energia SA	5,745	62,871
Equatorial Energia SA	4,600	85,776
Estacio Participacoes SA	6,800	60,968
Fibria Celulose SA	6,500	103,998
Fleury SA	4,100	36,196
Hypermarcas SA	11,400	119,182
Iguatemi Empresa de Shopping Centers SA	1,300	15,292
Iochpe-Maxion SA	3,830	26,214
Iochpe-Maxion SA warrants 6/3/19	13	42
JBS SA	19,500	44,945
Klabin SA unit	15,500	89,552
Kroton Educacional SA	38,454	211,472
Light SA	3,100	17,323
Linx SA	1,300	8,178
Localiza Rent A Car SA	3,390	59,970
Lojas Americanas SA	21,800	95,362
Lojas Renner SA	17,877	188,426
M. Dias Branco SA	3,357	49,411
Magazine Luiza SA	2,000	38,975
Marfrig Global Foods SA (a)	4,500	8,845
Minerva SA	600	2,109
MRV Engenharia e Participacoes SA	8,200	31,709
Multiplan Empreendimentos Imobiliarios SA	3,532	77,198
Multiplus SA	700	8,131
Natura Cosmeticos SA	6,300	59,643
Odontoprev SA	13,800	66,399
Petroleo Brasileiro SA - Petrobras (ON) (a)	63,200	336,546
Porto Seguro SA	3,100	33,840
Qualicorp SA	7,500	80,243
Rumo SA	29,800	115,691
Sao Martinho SA	2,600	14,632
Smiles Fidelidade SA	1,900	49,659
Sul America SA unit	5,135	28,145
Terna Participacoes SA unit	5,500	34,466
TIM Participacoes SA	28,480	105,604
Totvs SA	1,700	16,931
Ultrapar Participacoes SA	9,200	219,644
Vale SA	77,874	764,147
Valid Solucoes SA	660	3,696
Via Varejo SA unit	3,100	21,388
Weg SA	13,600	88,469

TOTAL BRAZIL		6,769,269

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	62,000	47,207
Canada - 6.5%
Advantage Oil & Gas Ltd. (a)	2,687	14,225
Aecon Group, Inc.	842	12,681
AG Growth International, Inc.	175	6,850
AGF Management Ltd. Class B (non-vtg.)	1,711	11,021
Agnico Eagle Mines Ltd. (Canada)	5,701	254,537
Agrium, Inc.	3,487	379,621
AGT Food & Ingredients, Inc.	170	3,048
Aimia, Inc.	2,333	4,575
Air Canada (a)	1,272	25,201
Alacer Gold Corp. (a)	4,325	6,738
Alamos Gold, Inc.	9,101	57,635
Alaris Royalty Corp.	1,959	31,038
Algonquin Power & Utilities Corp.	18,152	194,310
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,093	520,127
Allied Properties (REIT)	831	26,629
AltaGas Ltd.	9,325	212,579
Altius Minerals Corp.	306	2,830
Altus Group Ltd.	1,256	34,299
ARC Resources Ltd.	12,199	148,741
Aritzia LP (a)	3,263	27,695
Artis (REIT)	542	5,844
Asanko Gold, Inc. (a)	4,457	4,146
ATCO Ltd. Class I (non-vtg.)	2,131	77,272
Athabasca Oil Corp. (a)	2,149	1,932
ATS Automation Tooling System, Inc. (a)	1,088	12,524
AutoCanada, Inc.	246	4,445
Avigilon Corp. (a)	681	10,098
B2Gold Corp. (a)	25,294	64,308
Badger Daylighting Ltd.	901	20,512
Bank of Montreal	16,344	1,252,056
Bank of Nova Scotia	28,996	1,871,783
Barrick Gold Corp.	31,991	462,222
Baytex Energy Corp. (a)	5,795	15,946
BCE, Inc.	3,103	143,280
Birchcliff Energy Ltd.	2,971	12,090
Bird Construction, Inc.	502	3,806
BlackBerry Ltd. (a)	12,081	132,225
Boardwalk (REIT)	579	17,867
Bombardier, Inc. Class B (sub. vtg.) (a)	56,571	119,711
Bonavista Energy Corp.	5,185	11,012
Bonterra Energy Corp.	213	2,508
Boralex, Inc. Class A	3,344	59,410
Brookfield Asset Management, Inc. Class A	22,846	958,395
BRP, Inc.	762	25,611
CAE, Inc.	7,701	136,458
Callidus Capital Corp.	422	3,569
Cameco Corp.	9,680	78,635
Canaccord Capital, Inc.	4,468	14,858
Canacol Energy Ltd. (a)	1,213	3,855
Canadian (REIT)	413	14,918
Canadian Apartment Properties (REIT) unit	668	17,641
Canadian Energy Services & Technology Corp.	8,231	44,342
Canadian Imperial Bank of Commerce	10,815	951,982
Canadian National Railway Co.	18,813	1,513,819
Canadian Natural Resources Ltd.	29,968	1,045,779
Canadian Pacific Railway Ltd.	3,863	669,774
Canadian Tire Ltd. Class A (non-vtg.)	1,909	234,241
Canadian Utilities Ltd. Class A (non-vtg.)	3,153	95,218
Canadian Western Bank, Edmonton	2,948	83,040
Canfor Corp. (a)	2,588	51,475
Canfor Pulp Products, Inc.	673	7,350
Capital Power Corp.	3,929	74,402
Cara Operations Ltd.	231	4,729
Cardinal Energy Ltd.	630	2,344
Cascades, Inc.	966	11,636
CCL Industries, Inc. Class B	3,930	189,417
Celestica, Inc. (sub. vtg.) (a)	5,518	55,390
Cenovus Energy, Inc.	29,583	287,093
Centerra Gold, Inc. (a)	7,619	51,734
CGI Group, Inc. Class A (sub. vtg.) (a)	5,150	273,647
China Gold International Resources Corp. Ltd. (a)	4,402	6,824
Choice Properties REIT	383	4,026
CI Financial Corp.	6,204	137,920
Cineplex, Inc.	2,471	74,737
Clearwater Seafoods, Inc.	190	1,315
Cogeco Communications, Inc.	956	68,730
Cogeco, Inc. (sub. vtg.)	155	10,566
Colliers International Group, Inc.	728	42,667
Cominar (REIT)	7,491	80,362
Computer Modelling Group Ltd.	610	4,837
Concordia International Corp. (a)	45	23
Constellation Software, Inc.	503	286,173
Corby Spirit and Wine Ltd.	368	6,247
Corus Entertainment, Inc. Class B (non-vtg.)	1,759	16,321
Cott Corp.	2,640	39,576
Crescent Point Energy Corp.	13,933	114,587
Crew Energy, Inc. (a)	814	2,757
CRH Medical Corp. (a)	1,904	4,472
Crombie (REIT)	448	4,646
CT Real Estate Investment Trust	401	4,395
Denison Mines Corp. (a)	7,319	3,007
Descartes Systems Group, Inc. (a)	1,424	41,282
Detour Gold Corp. (a)	4,963	52,896
Dirtt Environmental Solutions Ltd. (a)	675	3,333
Dollarama, Inc.	2,985	332,281
Dominion Diamond Corp.	1,596	22,713
Dorel Industries, Inc. Class B (sub. vtg.)	1,245	32,464
Dream Global REIT	832	7,191
Dream Industrial (REIT)	1,039	7,272
Dream Office (REIT)	386	6,544
DREAM Unlimited Corp. (a)	489	2,786
ECN Capital Corp.	5,076	16,643
Eldorado Gold Corp.	19,961	25,065
Element Financial Corp.	9,720	74,891
Emera, Inc.	502	18,911
Empire Co. Ltd. Class A (non-vtg.)	5,298	91,702
Enbridge Income Fund Holdings, Inc.	2,864	66,755
Enbridge, Inc.	42,568	1,635,936
Encana Corp.	25,582	299,227
Endeavour Silver Corp. (a)	544	1,132
EnerCare, Inc.	1,992	31,051
Enerflex Ltd.	1,148	15,617
Enerplus Corp.	5,131	47,050
Enghouse Systems Ltd.	283	11,960
Ensign Energy Services, Inc.	1,901	9,784
Entertainment One Ltd.	4,697	17,629
Equitable Group, Inc.	333	15,487
Evertz Technologies Ltd.	415	6,067
Exco Technologies Ltd.	580	4,707
Extendicare, Inc.	834	6,057
Fairfax Financial Holdings Ltd. (sub. vtg.)	776	408,668
Fiera Capital Corp.	751	8,185
Finning International, Inc.	5,007	122,099
First Capital Realty, Inc.	4,091	64,880
First Majestic Silver Corp. (a)	3,347	22,545
First National Financial Corp.	813	18,086
First Quantum Minerals Ltd.	19,276	215,606
FirstService Corp.	821	57,154
Fortis, Inc.	10,357	381,413
Fortuna Mines, Inc. (a)	2,731	11,495
Franco-Nevada Corp.	5,051	401,386
Freehold Royalties Ltd.	4,398	53,795
Genworth MI Canada, Inc.	1,217	37,818
George Weston Ltd.	1,834	153,987
Gibson Energy, Inc.	4,417	60,053
Gildan Activewear, Inc.	6,031	184,562
Gluskin Sheff + Associates, Inc.	432	5,405
Goldcorp, Inc.	21,814	284,913
Granite Real Estate Investment Trust	188	7,263
Great Canadian Gaming Corp. (a)	1,984	47,151
Great-West Lifeco, Inc.	6,663	185,413
Guyana Goldfields, Inc. (a)	2,426	8,650
H&R REIT/H&R Finance Trust	4,454	73,951
High Liner Foods, Inc.	110	1,212
Home Capital Group, Inc.	1,485	16,069
HudBay Minerals, Inc.	6,696	49,775
Hudson's Bay Co.	1,594	13,925
Husky Energy, Inc. (a)	10,144	131,469
Hydro One Ltd.	10,509	185,808
IAMGOLD Corp. (a)	11,257	61,778
IGM Financial, Inc.	2,047	72,147
Imperial Metals Corp. (a)	269	619
Imperial Oil Ltd.	7,497	243,082
Industrial Alliance Insurance and Financial Services, Inc.	3,448	156,244
Innergex Renewable Energy, Inc.	6,435	70,281
Intact Financial Corp.	3,775	308,560
Inter Pipeline Ltd.	12,700	258,312
Interfor Corp. (a)	1,064	17,320
InterRent REIT	1,343	8,661
Intertape Polymer Group, Inc.	847	12,500
Ivanhoe Mines Ltd. (a)	13,864	50,186
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,487	47,192
Just Energy Group, Inc.	1,772	9,862
Kelt Exploration Ltd. (a)	2,389	13,092
Keyera Corp.	4,998	147,139
Killam Apartment (REIT)	785	8,038
Kinaxis, Inc. (a)	620	30,916
Kinross Gold Corp. (a)	29,138	115,188
Kirkland Lake Gold Ltd.	4,575	53,655
Klondex Mines Ltd. (a)	5,562	16,081
Knight Therapeutics, Inc. (a)	1,049	6,814
Labrador Iron Ore Royalty Corp.	2,030	32,855
Laurentian Bank of Canada	1,297	60,321
Linamar Corp.	1,054	63,954
Loblaw Companies Ltd.	5,319	274,505
Lucara Diamond Corp.	4,561	7,955
Lundin Mining Corp.	19,311	147,291
MAG Silver Corp. (a)	984	10,488
Magellan Aerospace Corp.	282	4,223
Magna International, Inc. Class A (sub. vtg.)	9,807	535,010
Major Drilling Group International, Inc. (a)	567	3,037
Manulife Financial Corp.	50,278	1,010,938
Maple Leaf Foods, Inc.	2,809	72,854
Martinrea International, Inc.	4,456	43,693
Maxar Technologies Ltd.	1,409	89,131
Medical Facilities Corp.	378	4,123
MEG Energy Corp. (a)	6,819	30,287
Methanex Corp.	2,272	110,721
Metro, Inc. Class A (sub. vtg.)	5,936	186,854
Morguard (REIT)	354	3,910
Morneau Shephell, Inc.	611	10,178
MTY Food Group, Inc.	127	5,014
Mullen Group Ltd.	2,476	32,493
National Bank of Canada	8,362	405,817
Nevsun Resources Ltd.	11,969	28,204
New Flyer Industries, Inc.	1,425	60,464
New Gold, Inc. (a)	15,233	50,419
NexGen Energy Ltd. (a)	8,877	16,652
Norbord, Inc.	1,129	40,693
North West Co., Inc.	777	18,960
Northland Power, Inc.	5,551	106,149
Northview Apartmemt (REIT)	252	4,547
Northwest Healthcare Properties REIT	930	8,196
Novagold Resources, Inc. (a)	7,992	32,585
NuVista Energy Ltd. (a)	2,735	17,002
OceanaGold Corp.	16,467	44,164
Onex Corp. (sub. vtg.)	2,229	169,408
Open Text Corp.	6,255	218,714
Osisko Gold Royalties Ltd.	3,247	40,874
Osisko Mining, Inc. (a)	4,512	13,780
Painted Pony Petroleum Ltd. (a)	562	1,181
Pan American Silver Corp.	4,632	75,641
Paramount Resources Ltd. Class A	2,068	35,394
Parex Resources, Inc. (a)	5,333	70,936
Parkland Fuel Corp.	3,004	61,007
Pason Systems, Inc.	1,092	15,854
Pembina Pipeline Corp.	13,204	436,517
Pengrowth Energy Corp. (a)	11,159	12,542
Peyto Exploration & Development Corp.	6,397	87,270
Potash Corp. of Saskatchewan, Inc.	23,589	459,127
Power Corp. of Canada (sub. vtg.)	8,389	215,106
Power Financial Corp.	5,788	162,007
PrairieSky Royalty Ltd.	7,732	205,811
Precision Drilling Corp. (a)	3,949	11,846
Premier Gold Mines Ltd. (a)	3,779	10,047
Premium Brands Holdings Corp.	529	42,809
Pretium Resources, Inc. (a)	3,064	34,485
ProMetic Life Sciences, Inc. (a)	22,496	23,889
Pure Industrial Real Estate Trust	968	4,997
Quebecor, Inc. Class B (sub. vtg.)	2,336	88,145
Raging River Exploration, Inc. (a)	4,168	24,586
Restaurant Brands International, Inc.	5,984	386,611
Richmont Mines, Inc. (a)	1,160	10,098
RioCan (REIT)	6,181	117,238
Ritchie Brothers Auctioneers, Inc.	3,047	85,451
Rogers Communications, Inc. Class B (non-vtg.)	8,806	456,921
Rogers Sugar, Inc.	1,976	9,726
Royal Bank of Canada	35,424	2,769,722
Russel Metals, Inc.	864	19,315
Sandstorm Gold Ltd. (a)	3,254	14,024
Saputo, Inc.	6,299	227,430
Seabridge Gold, Inc. (a)	1,636	22,250
Secure Energy Services, Inc.	2,262	14,746
SEMAFO, Inc. (a)	9,283	23,314
Seven Generations Energy Ltd. (a)	6,013	90,794
Shaw Communications, Inc. Class B	11,037	252,035
ShawCor Ltd. Class A	2,890	62,634
Shopify, Inc. Class A (a)	2,204	219,119
Sienna Senior Living, Inc.	823	11,336
Sierra Wireless, Inc. (a)	582	13,020
Silvercorp Metals, Inc.	5,014	12,243
Sleep Country Canada Holdings, Inc.	1,260	37,377
Smart (REIT)	798	17,926
SNC-Lavalin Group, Inc.	5,155	232,237
Spartan Energy Corp. (a)	2,733	14,469
Spin Master Corp. (a)	586	21,694
Sprott, Inc.	1,346	2,222
Ssr Mining, Inc. (a)	3,389	32,534
Stantec, Inc.	3,303	94,371
Stella-Jones, Inc.	1,695	66,218
Stornoway Diamond Corp. (a)	2,225	1,121
Student Transportation, Inc.	1,856	10,862
Sun Life Financial, Inc.	15,935	620,676
Suncor Energy, Inc.	43,814	1,487,523
Superior Plus Corp.	5,946	59,870
Surge Energy, Inc.	1,678	2,809
Tahoe Resources, Inc.	7,783	37,343
Teck Resources Ltd. Class B (sub. vtg.)	15,696	320,709
TELUS Corp.	4,587	166,115
The Stars Group, Inc. (a)	3,808	76,656
The Toronto-Dominion Bank	46,006	2,615,363
Thomson Reuters Corp.	7,341	343,236
Timbercreek Financial Corp.	3,121	22,958
TMAC Resources, Inc. (a)	1,050	6,568
TMX Group Ltd.	779	42,564
TORC Oil & Gas Ltd.	5,379	28,311
Torex Gold Resources, Inc. (a)	1,480	20,409
Toromont Industries Ltd.	1,727	76,129
Total Energy Services, Inc.	409	4,816
Tourmaline Oil Corp. (a)	6,484	118,663
TransAlta Corp.	7,976	47,172
TransAlta Renewables, Inc.	1,995	21,510
TransCanada Corp.	22,785	1,081,762
Transcontinental, Inc. Class A	966	21,445
TransForce, Inc.	3,468	83,709
Trican Well Service Ltd. (a)	9,711	36,508
Tricon Capital Group, Inc.	5,224	43,894
Trinidad Drilling Ltd. (a)	1,286	1,695
Turquoise Hill Resources Ltd. (a)	29,292	89,459
Uni-Select, Inc.	1,404	30,341
Uranium Participation Corp. (a)	1,297	3,529
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,973	93,204
Valener, Inc.	416	7,142
Vermilion Energy, Inc.	4,041	137,916
Wajax Corp.	186	3,382
West Fraser Timber Co. Ltd.	1,652	100,482
Western Forest Products, Inc.	16,341	33,186
WestJet Airlines Ltd.	1,117	23,343
Westshore Terminals Investment Corp.	1,607	30,655
Wheaton Precious Metals Corp.	11,800	244,854
Whitecap Resources, Inc.	7,837	56,252
Winpak Ltd.	1,133	43,736
WSP Global, Inc.	1,773	79,463
Yamana Gold, Inc.	23,933	62,147

TOTAL CANADA		41,791,975

Cayman Islands - 4.1%
21Vianet Group, Inc. ADR (a)	682	5,122
3SBio, Inc. (a)	27,000	48,314
500.com Ltd. sponsored ADR Class A (a)	144	1,355
51job, Inc. sponsored ADR (a)	961	59,486
58.com, Inc. ADR (a)	2,695	181,023
AAC Technology Holdings, Inc.	19,500	356,936
Agile Property Holdings Ltd.	44,000	64,071
Airtac International Group	3,134	50,798
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	29,349	5,426,337
Anta Sports Products Ltd.	35,000	156,574
ASM Pacific Technology Ltd.	7,400	107,660
Autohome, Inc. ADR Class A (a)(b)	1,172	67,402
Baidu.com, Inc. sponsored ADR (a)	7,103	1,732,706
Baozun, Inc. sponsored ADR (a)(b)	700	21,973
Biostime International Holdings Ltd. (a)	2,500	13,059
Bitauto Holdings Ltd. ADR (a)	408	18,429
BizLink Holding, Inc.	3,000	30,062
Casetek Holdings	1,000	3,749
Chailease Holding Co. Ltd.	32,000	82,607
Changyou.com Ltd. (A Shares) ADR (a)	517	20,029
Chaowei Power Holdings Ltd.	3,000	1,692
Cheetah Mobile, Inc. ADR (a)	125	1,128
Cheung Kong Property Holdings Ltd.	70,500	579,713
China All Access Holdings Ltd.	8,000	2,348
China Aoyuan Property Group Ltd.	39,000	23,646
China Conch Venture Holdings Ltd.	49,000	99,867
China Dongxiang Group Co. Ltd.	50,000	9,293
China First Capital Group Ltd. (a)	56,000	27,205
China Goldjoy Group Ltd.	248,000	19,074
China Harmony New Energy Auto (a)	27,000	15,920
China High Speed Transmission Equipment Group Co. Ltd.	3,000	3,269
China Huishan Dairy Holdings Co. Ltd. (d)	51,000	2,746
China Liansu Group Holdings Ltd.	16,000	10,685
China LNG Group Ltd. (a)	60,000	9,998
China Logistics Property Holdings Co. Ltd. (a)	13,000	4,416
China Maple Leaf Educational Systems Ltd.	18,000	19,520
China Medical System Holdings Ltd.	53,000	97,964
China Mengniu Dairy Co. Ltd.	66,000	182,736
China Modern Dairy Holdings Ltd. (a)	65,000	13,331
China Regenerative Medicine International Ltd. (a)	75,000	2,250
China Resources Land Ltd.	82,000	244,379
China Resources Phoenix Health	29,500	38,721
China SCE Property Holdings Ltd.	114,000	51,437
China Shengmu Organic Milk Ltd. (a)(e)	136,000	23,360
China State Construction International Holdings Ltd.	69,750	97,990
China Wireless Technologies Ltd. (a)(d)	8,000	738
China ZhengTong Auto Services Holdings Ltd.	13,000	13,681
ChinaSoft International Ltd.	88,000	51,324
Chong Sing Holdings Fintech Group (a)	556,000	68,418
CIFI Holdings Group Co. Ltd.	86,000	47,953
Cimc Enric Holdings Ltd. (a)	12,000	8,122
CK Hutchison Holdings Ltd.	72,000	914,144
COFCO Meat Holdings Ltd.	92,000	18,515
Cogobuy Group	5,000	3,006
Country Garden Holdings Co. Ltd.	144,000	228,144
CT Environmental Group Ltd.	26,000	3,999
Ctrip.com International Ltd. ADR (a)(b)	10,679	511,417
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,328
Endeavour Mining Corp. (a)	2,098	37,289
ENN Energy Holdings Ltd.	22,000	161,304
Evergrande Real Estate Group Ltd. (a)	85,190	328,141
Fang Holdings Ltd. ADR (b)	8,426	38,254
Far East Consortium International Ltd.	5,242	2,862
Freeman Fintech Corp. Ltd. (a)	220,000	12,831
Fu Shou Yuan International Group Ltd.	18,000	12,644
Fufeng Group Ltd.	43,000	30,976
Fullshare Holdings Ltd.	152,500	65,290
Future Land Development Holding Ltd.	34,000	16,343
Future World Financial Holdings Ltd. (a)	24,000	486
GCL-Poly Energy Holdings Ltd. (a)	355,000	60,976
Geely Automobile Holdings Ltd.	130,000	402,428
General Interface Solution Holding Ltd.	5,000	45,872
Genscript Biotech Corp.	18,000	21,988
Ginko International Co. Ltd.	1,000	7,018
Glorious Property Holdings Ltd. (a)	16,000	1,743
Golden Eagle Retail Group Ltd. (H Shares)	5,000	6,057
Goodbaby International Holdings Ltd.	4,000	2,184
Gourmet Master Co. Ltd.	1,100	12,629
Greatview Aseptic Pack Co. Ltd.	14,000	8,757
Greentown China Holdings Ltd.	24,500	30,588
Haitian International Holdings Ltd.	21,000	62,854
HC International, Inc.	4,000	3,153
Hengan International Group Co. Ltd.	22,000	216,859
Hengdeli Holdings Ltd.	36,000	1,846
HKBN Ltd.	17,000	17,258
Hopewell Highway Infrastructure Ltd.	21,500	13,339
Huayi Tencent Entertainment Co. Ltd. (a)	20,000	1,218
Hutchison China Meditech Ltd. (a)	505	30,920
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	27,277
IGG, Inc.	19,000	25,475
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	456	6,489
Imax China Holding, Inc. (a)	1,700	5,263
JD.com, Inc. sponsored ADR (a)	17,413	653,336
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	275	7,323
Kaisa Group Holdings Ltd. (a)	90,000	57,451
Kingboard Chemical Holdings Ltd.	14,500	85,962
Kingboard Laminates Holdings Ltd.	19,500	32,744
Kingdee International Software Group Co. Ltd. (a)	38,000	20,360
Kingsoft Corp. Ltd.	25,000	63,130
KWG Property Holding Ltd.	31,623	31,374
Langham Hospitality Investment unit	24,000	10,337
Lee & Man Paper Manufacturing Ltd.	50,000	61,015
Leyou Technologies Holdings Ltd. (a)	95,000	24,476
Li Ning Co. Ltd. (a)	53,000	46,265
Lifetech Scientific Corp. (a)	12,000	2,969
Lijun International Pharmaceutical Holding Ltd.	34,000	16,169
Logan Property Holdings Co. Ltd.	32,000	29,615
Longfor Properties Co. Ltd.	33,000	77,071
Lonking Holdings Ltd.	45,000	20,189
Macau Legend Development Ltd. (a)	9,000	1,442
Melco Crown Entertainment Ltd. sponsored ADR	5,942	150,214
MGM China Holdings Ltd.	26,400	59,491
Minth Group Ltd.	18,000	97,136
Momo, Inc. ADR (a)	2,840	86,535
NetDragon WebSoft, Inc.	4,500	14,824
NetEase, Inc. ADR (b)	2,120	597,670
New Oriental Education & Technology Group, Inc. sponsored ADR	3,686	306,823
Nexteer Auto Group Ltd.	29,000	56,726
Noah Holdings Ltd. sponsored ADR (a)	1,318	51,692
Pacific Textile Holdings Ltd.	56,000	58,933
Parade Technologies Ltd.	1,000	16,275
Phoenix Group Holdings	9,232	92,819
Powerlong Real Estate Holding Ltd.	13,000	6,182
Q Technology (Group) Co. Ltd.	11,000	24,590
Regina Miracle International Holdings Ltd.	2,000	1,920
Renhe Commercial Holdings Co. Ltd. (a)	42,000	985
Ronshine China Holdings Ltd. (a)	2,500	2,817
Sands China Ltd.	67,200	316,559
Semiconductor Manufacturing International Corp. (a)	82,600	126,744
Shenzhou International Group Holdings Ltd.	19,000	162,202
Shimao Property Holdings Ltd.	36,500	76,449
Shui On Land Ltd.	152,000	37,604
Silergy Corp.	1,000	21,601
SINA Corp.	1,483	159,645
Sino Biopharmaceutical Ltd.	157,000	183,335
SITC International Holdings Co. Ltd.	52,000	50,124
SOHO China Ltd.	96,500	55,910
Sunac China Holdings Ltd.	55,000	279,886
Sunny Optical Technology Group Co. Ltd.	19,000	278,130
TAL Education Group ADR	7,089	194,948
Tarena International, Inc. ADR	541	7,926
Tencent Holdings Ltd.	146,225	6,572,098
Texhong Textile Group Ltd.	1,500	2,069
The United Laboratories International Holdings Ltd. (a)	8,000	6,963
Tianneng Power International Ltd.	12,000	11,567
Tibet Water Resources Ltd. (a)	157,000	64,801
Tingyi (Cayman Islands) Holding Corp.	54,000	85,139
Tongda Group Holdings Ltd.	100,000	28,328
Towngas China Co. Ltd.	17,421	14,292
TPK Holding Co. Ltd. (a)	9,000	29,713
Truly International Holdings Ltd.	70,000	27,098
Tuniu Corp. Class A sponsored ADR (a)	220	1,505
Value Partners Group Ltd.	32,000	31,707
Vinda International Holdings Ltd.	1,000	2,020
Vipshop Holdings Ltd. ADR (a)	9,498	75,034
Vision Fame International Holding Ltd. (a)	10,000	513
Want Want China Holdings Ltd.	127,000	103,861
Weibo Corp. sponsored ADR (a)(b)	1,180	109,327
WH Group Ltd.	200,000	202,528
Wynn Macau Ltd.	44,800	114,851
Xingda International Holdings Ltd.	12,674	4,841
Xinyi Glass Holdings Ltd.	54,000	52,260
Xinyi Solar Holdings Ltd.	149,200	51,637
XTEP International Holdings Ltd.	46,500	15,378
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,309
Yirendai Ltd. sponsored ADR (b)	475	20,610
Yuzhou Properties Co.	59,000	29,117
YY, Inc. ADR (a)	1,302	117,688
Zhen Ding Technology Holding Ltd.	5,000	12,542
Zhongsheng Group Holdings Ltd. Class H	9,000	18,481
Zhou Hei Ya International Holdings Co. Ltd.	27,000	25,991

TOTAL CAYMAN ISLANDS		26,272,971

Chile - 0.3%
AES Gener SA	33,625	11,623
Aguas Andinas SA	126,713	82,624
Banco de Chile	854,252	130,866
Banco de Credito e Inversiones	847	56,959
Banco Santander Chile	1,674,421	131,544
CAP SA	1,737	18,865
Cencosud SA	39,558	118,093
Colbun SA	177,558	41,579
Compania Cervecerias Unidas SA	5,132	73,096
Compania de Petroleos de Chile SA (COPEC)	12,932	199,227
Compania Sud Americana de Vapores SA (a)	194,973	11,108
Compania Sud Americana de Vapores SA rights 11/8/17 (a)	38,745	359
CorpBanca SA	5,823,430	54,808
E-CL SA	6,926	14,689
Empresa Nacional de Electricidad SA	82,872	72,639
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,738	43,227
Empresas CMPC SA	37,060	118,729
Enel Chile SA	435,843	50,812
Enersis SA	721,962	154,840
Forus SA	3,734	16,251
Inversiones Aguas Metropolitanas SA	6,282	11,242
Inversiones La Construccion SA	388	6,614
LATAM Airlines Group SA	7,287	100,641
Parque Arauco SA	8,491	24,534
Ripley Corp. SA	21,855	23,007
S.A.C.I. Falabella	22,451	215,180
Sonda SA	7,353	14,326
Vina Concha y Toro SA	11,812	20,838

TOTAL CHILE		1,818,320

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	694,000	326,477
Air China Ltd. (H Shares)	54,000	51,429
Aluminum Corp. of China Ltd. (H Shares) (a)	112,000	89,958
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,605
AviChina Industry & Technology Co. Ltd. (H Shares)	32,000	18,581
Bank Communications Co. Ltd. (H Shares)	220,000	165,816
Bank of China Ltd. (H Shares)	2,064,000	1,029,169
Beijing Capital International Airport Co. Ltd. (H Shares)	30,000	49,222
Beijing Capital Land Ltd. (H Shares)	12,000	6,460
BYD Co. Ltd. (H Shares)	15,500	135,528
CGN Power Co. Ltd. (H Shares)	347,000	101,857
China BlueChemical Ltd. (H Shares)	28,000	8,363
China Cinda Asset Management Co. Ltd. (H Shares)	256,000	99,428
China CITIC Bank Corp. Ltd. (H Shares)	236,000	151,860
China Coal Energy Co. Ltd. (H Shares)	28,000	12,813
China Communications Construction Co. Ltd. (H Shares)	113,000	137,169
China Communications Services Corp. Ltd. (H Shares)	44,000	26,677
China Construction Bank Corp. (H Shares)	2,181,000	1,945,774
China Everbright Bank Co. Ltd. (H Shares)	119,000	56,134
China Galaxy Securities Co. Ltd. (H Shares)	85,000	74,089
China Huarong Asset Management Co. Ltd.	199,000	93,615
China Life Insurance Co. Ltd. (H Shares)	196,000	649,799
China Longyuan Power Grid Corp. Ltd. (H Shares)	161,000	119,284
China Merchants Bank Co. Ltd. (H Shares)	104,000	396,595
China Minsheng Banking Corp. Ltd. (H Shares)	129,000	124,843
China National Building Materials Co. Ltd. (H Shares)	60,000	50,606
China National Materials Co. Ltd. (H Shares)	51,000	35,236
China Oilfield Services Ltd. (H Shares)	40,000	35,430
China Pacific Insurance (Group) Co. Ltd. (H Shares)	73,000	359,788
China Petroleum & Chemical Corp. (H Shares)	678,000	497,868
China Railway Construction Corp. Ltd. (H Shares)	44,000	55,216
China Railway Group Ltd. (H Shares)	119,000	95,641
China Shenhua Energy Co. Ltd. (H Shares)	93,500	223,401
China Southern Airlines Ltd. (H Shares)	104,000	76,786
China Telecom Corp. Ltd. (H Shares)	356,000	178,424
China Vanke Co. Ltd. (H Shares)	27,500	97,819
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,900	11,648
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	103,000	69,975
CITIC Securities Co. Ltd. (H Shares)	73,000	162,068
Conch Cement Co. Ltd. (H Shares)	29,000	123,971
CRRC Corp. Ltd. (H Shares)	88,000	86,743
Dongfeng Motor Group Co. Ltd. (H Shares)	90,000	123,439
Fuyao Glass Industries Group Co. Ltd.	8,400	31,979
GF Securities Co. Ltd. (H Shares)	55,400	118,023
Great Wall Motor Co. Ltd. (H Shares)	78,500	98,912
Guangdong Kelon Electrical Holdings Ltd. Series H	9,000	11,283
Guangzhou Automobile Group Co. Ltd. (H Shares)	56,000	139,257
Guangzhou R&F Properties Co. Ltd. (H Shares)	26,000	55,390
Haitong Securities Co. Ltd. (H Shares)	70,800	111,989
Huadian Fuxin Energy Corp. Ltd. (H Shares)	14,000	3,643
Huaneng Power International, Inc. (H Shares)	92,000	61,558
Huaneng Renewables Corp. Ltd. (H Shares)	186,000	63,896
Huatai Securities Co. Ltd. (H Shares)	50,200	108,361
Industrial & Commercial Bank of China Ltd. (H Shares)	1,900,000	1,507,550
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	15,456
Jiangsu Expressway Co. Ltd. (H Shares)	56,000	85,851
Jiangxi Copper Co. Ltd. (H Shares)	42,000	66,973
Livzon Pharmaceutical Group, Inc.	650	4,408
Luoyang Glass Co. Ltd. Class H (a)	4,000	2,348
New China Life Insurance Co. Ltd. (H Shares)	20,200	126,227
People's Insurance Co. of China Group (H Shares)	202,000	96,062
PetroChina Co. Ltd. (H Shares)	540,000	352,997
PICC Property & Casualty Co. Ltd. (H Shares)	120,000	237,803
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	135,000	1,185,364
Qingdao Port International Co. Ltd.	16,000	11,301
Shandong Chenming Paper Holdings Ltd. (H Shares)	11,500	20,903
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	40,000	28,713
Shanghai Electric Group Co. Ltd. (H Shares) (a)	66,000	29,948
Shanghai Environment Group Co. Ltd.	239	998
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	15,500	77,387
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	17,196
Shanghai Pharma Holding Co. Ltd. (H Shares)	22,000	56,823
Shanghai SMI Holding Co. Ltd. Class A (a)	861	1,243
Shenzhen Expressway Co. (H Shares)	18,000	18,412
Sichuan Expressway Co. Ltd. (H Shares)	4,000	1,600
Sinopec Engineering Group Co. Ltd. (H Shares)	36,000	30,871
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	80,000	47,684
Sinopharm Group Co. Ltd. (H Shares)	30,400	135,996
Sinotrans Ltd. (H Shares)	32,000	15,382
Tong Ren Tang Technologies Co. Ltd. (H Shares)	10,000	14,049
TravelSky Technology Ltd. (H Shares)	26,000	67,321
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	25,111
Weichai Power Co. Ltd. (H Shares)	82,000	101,956
Xinhua Winshare Publishing and Media Co. Ltd.	2,000	1,736
Yangtze Optical Fibre and Cable Co. Ltd.	2,500	9,309
Yanzhou Coal Mining Co. Ltd. (H Shares)	58,000	57,841
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,000	9,860
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	101,431
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	14,600	85,432
Zijin Mng Group Co. Ltd. (H Shares)	304,000	105,212
ZTE Corp. (H Shares) (a)	22,800	79,055

TOTAL CHINA		13,794,704

Colombia - 0.1%
Almacenes Exito SA	2,666	14,320
Bancolombia SA	15,085	139,839
Cementos Argos SA	7,630	27,841
Corporacion Financiera Colombiana SA	2,051	19,283
Ecopetrol SA	151,005	82,649
Grupo de Inversiones Suramerica SA	7,349	93,298
Interconexion Electrica SA ESP	14,282	62,536
Inversiones Argos SA	10,667	69,569

TOTAL COLOMBIA		509,335

Curacao - 0.0%
Sapiens International Corp. NV	128	1,774
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	3,836	84,107
Komercni Banka A/S	1,987	85,419
MONETA Money Bank A/S	21,525	73,577
Philip Morris CR A/S	3	2,220
Telefonica Czech Rep A/S	636	7,746

TOTAL CZECH REPUBLIC		253,069

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A	102	189,047
Series B	171	328,442
ALK-Abello A/S	51	7,979
Alm. Brand A/S	2,452	25,333
Ambu A/S Series B	719	66,292
Bang & Olufsen A/S Series B (a)	1,191	27,593
Bavarian Nordic A/S (a)	573	23,231
Carlsberg A/S Series B	2,622	299,417
Christian Hansen Holding A/S	2,466	215,786
Coloplast A/S Series B	2,917	256,620
Dampskibsselskabet NORDEN A/S (a)	849	17,662
Danske Bank A/S	18,879	720,199
Det Forenede Dampskibs-Selskab (DFDS) A/S	1,124	65,189
DONG Energy A/S	4,688	262,717
DSV de Sammensluttede Vognmaend A/S	5,037	389,509
FLSmidth & Co. A/S	741	50,805
Genmab A/S (a)	1,417	286,139
GN Store Nord A/S	3,473	114,874
H Lundbeck A/S	1,581	93,946
ISS Holdings A/S	4,573	193,565
Jyske Bank A/S (Reg.)	1,679	94,880
Matas A/S	555	6,212
Nets A/S (a)(e)	3,791	96,789
Nilfisk Holding A/S (a)	895	43,011
NKT Holding A/S (a)	895	38,346
NNIT A/S	144	4,103
Novo Nordisk A/S Series B	48,099	2,394,794
Novozymes A/S Series B	6,209	342,901
Pandora A/S	2,970	280,344
Per Aarsleff Holding A/S	597	16,541
Rockwool International A/S Series B	173	46,985
Royal Unibrew A/S	1,165	67,074
Scandinavian Tobacco Group A/S	2,074	35,063
Schouw & Co.	239	24,861
SimCorp A/S	1,584	96,752
Solar Holding A/S	506	32,515
Spar Nord Bank A/S	3,353	42,646
Sydbank A/S	2,122	82,777
TDC A/S	27,739	164,005
Topdanmark A/S (a)	1,843	75,760
Tryg A/S	3,150	74,999
Vestas Wind Systems A/S	5,798	511,435
William Demant Holding A/S (a)	2,843	82,020
Zealand Pharma A/S (a)	117	2,161

TOTAL DENMARK		8,291,319

Egypt - 0.0%
Commercial International Bank SAE	7,979	35,740
Commercial International Bank SAE sponsored GDR	4,042	18,452
EFG-Hermes Holding SAE	2,676	3,490
Global Telecom Holding (a)	34,154	12,994
Talaat Moustafa Group Holding	8,836	4,749

TOTAL EGYPT		75,425

Faroe Islands - 0.0%
Bakkafrost	1,134	50,661
Finland - 0.7%
Amer Group PLC (A Shares)	4,498	111,968
Atria PLC	200	2,789
Cargotec Corp. (B Shares)	876	51,735
Caverion Corp. (a)	2,301	17,422
Citycon Oyj	5,135	12,537
Cramo Oyj (B Shares)	1,158	25,710
DNA Oyj	2,836	48,892
Elisa Corp. (A Shares)	3,991	160,806
F-Secure Oyj	458	2,347
Finnair Oyj	1,883	24,566
Fortum Corp.	11,065	234,968
Huhtamaki Oyj	2,859	121,823
KCI Konecranes Oyj	1,715	79,030
Kemira Oyj	1,282	18,069
Kesko Oyj	2,307	117,839
Kone Oyj (B Shares)	8,277	448,039
M-real OYJ (B Shares)	5,881	43,638
Metso Corp.	3,550	129,060
Neste Oyj	3,351	186,700
Nokia Corp.	155,133	762,932
Nokian Tyres PLC	2,809	128,821
Oriola-KD Oyj	973	3,650
Orion Oyj (B Shares)	2,727	111,814
Outokumpu Oyj (A Shares)	7,644	72,301
Outotec Oyj (a)	2,890	23,009
Ramirent Oyj	2,531	23,291
Sampo Oyj (A Shares)	9,882	517,767
Sanoma Corp.	1,800	21,366
Stora Enso Oyj (R Shares)	13,127	205,358
Technopolis PLC	6,225	28,062
TietoEnator Oyj	1,630	49,955
UPM-Kymmene Corp.	13,094	393,516
Uponor Oyj	2,335	47,028
Valmet Corp.	3,632	70,442
Wartsila Corp.	3,831	246,778
YIT-Yhtyma OY	3,572	27,150

TOTAL FINLAND		4,571,178

France - 6.3%
Accor SA	4,535	226,280
Aeroports de Paris	799	134,581
Air France KLM (Reg.) (a)	4,675	73,244
Air Liquide SA	10,605	1,350,271
Albioma	203	4,838
Alstom SA	4,925	199,299
Altamir	230	4,147
ALTEN	800	70,031
Altran Technologies SA	4,080	75,471
Arkema SA	2,235	282,343
Atos Origin SA	2,369	368,121
AXA SA	46,606	1,406,962
Beneteau SA	896	16,115
BIC SA	677	71,503
BNP Paribas SA	28,559	2,230,216
Boiron SA	91	8,215
Bollore SA	34,121	164,945
Bollore SA (a)	114	540
Bonduelle SCA	219	10,339
Bourbon Corp. (FR)	123	1,099
Bouygues SA	6,455	309,900
Bureau Veritas SA	7,960	213,214
Capgemini SA	4,253	516,961
Carbone Lorraine	628	27,542
Carrefour SA	15,338	308,733
Casino Guichard Perrachon SA	1,196	68,314
Cellectis SA (a)	559	19,399
CNP Assurances	3,962	92,187
Coface SA	2,815	30,758
Compagnie de St. Gobain	13,117	769,467
Compagnie Plastic Omnium	2,073	86,447
Credit Agricole SA	28,845	503,439
Danone SA	14,879	1,216,078
Dassault Aviation SA	70	109,181
Dassault Systemes SA	3,196	339,413
DBV Technologies SA (a)	575	26,067
Derichebourg	937	9,999
Devoteam SA	64	5,982
Direct Energie	171	7,872
Edenred SA	6,510	187,684
EDF SA (b)	13,231	173,232
Eiffage SA	2,063	215,533
Elior SA	2,701	76,706
Elis SA	7,021	183,156
ENGIE	45,012	760,792
Eramet SA (a)	269	22,166
Essilor International SA	5,458	691,088
Etablissements Maurel & Prom (a)	1,764	7,479
Euler Hermes SA	593	68,806
Eurazeo SA	1,091	101,427
Europcar Groupe SA	1,318	18,853
Eutelsat Communications	3,934	98,570
Faurecia SA	2,295	166,843
Fonciere des Regions	1,582	161,115
Fonciere Financiere et Part SA	45	5,412
Gaztransport et Technigaz SA	355	17,376
Gecina SA	1,390	225,546
Genfit (a)	383	10,078
Groupe Eurotunnel SA	12,159	152,823
Groupe FNAC SA (a)	479	45,273
Guerbet	96	8,644
Havas SA	4,747	51,049
Hermes International SCA	780	404,819
ICADE	1,598	139,607
ID Logistics Group (a)	90	15,463
Iliad SA	662	165,292
Imerys SA	994	90,533
Industrielle d'Aviation Latecoere SA (a)	2,438	15,449
Ingenico SA	1,700	165,034
Innate Pharma SA (a)	267	2,911
Interparfums SA	104	3,877
Ipsen SA	944	114,140
Ipsos SA	734	27,129
JCDecaux SA	1,536	58,776
Kaufman & Broad SA	525	23,196
Kering SA	1,890	866,316
Klepierre SA	5,520	219,551
Korian	1,340	43,549
L'Oreal SA	6,088	1,354,967
Lagardere S.C.A. (Reg.)	3,185	104,902
Legrand SA	7,595	564,175
LVMH Moet Hennessy - Louis Vuitton SA	6,969	2,078,597
M6 Metropole Television SA	1,456	33,666
Maisons du Monde SA	2,823	122,163
Marie Brizard Wine & Spirits SA (a)	69	1,033
Mercialys SA	611	11,904
Mgi Coutier SA	398	16,171
Michelin CGDE Series B	4,482	648,431
Natixis SA	26,615	208,709
Naturex SA (a)	88	9,994
Neopost SA	851	31,364
Nexans SA	714	46,742
Nexity	1,252	76,930
Orange SA	50,457	828,892
Orpea	1,235	147,959
Pernod Ricard SA	5,354	802,963
Peugeot Citroen SA	13,685	324,638
Publicis Groupe SA	5,041	328,133
Rallye SA	146	2,497
Remy Cointreau SA	434	56,368
Renault SA	4,695	465,628
Rexel SA	7,942	141,775
Rubis	1,926	120,880
Safran SA	7,693	810,361
Sanofi SA	29,196	2,764,471
Sartorius Stedim Biotech	697	47,504
Schneider Electric SA	14,469	1,271,265
SCOR SE	5,586	231,937
SEB SA	632	117,790
Societe Generale Series A	19,941	1,109,807
Sodexo SA	2,476	315,095
Soitec SA (a)	448	35,236
Solocal Group SA	14,049	15,547
Sopra Steria Group	487	91,361
SPIE SA	3,549	93,347
SR Teleperformance SA	1,509	220,423
Suez Environnement SA	8,709	153,185
Tarkett SA	1,239	52,722
Technicolor SA	7,848	27,809
Television Francaise 1 SA	1,024	14,564
Thales SA	2,791	290,908
The Lisi Group	665	30,520
The Vicat Group	748	57,864
Total SA	58,578	3,265,029
Trigano SA	125	20,166
Ubisoft Entertainment SA (a)	1,685	128,562
Unibail-Rodamco	2,617	654,951
Valeo SA	6,482	438,687
Vallourec SA (a)	6,378	34,926
Veolia Environnement SA	10,993	260,458
VINCI SA	12,642	1,237,723
Virbac SA (a)	42	5,409
Vivendi SA	27,989	695,259
Wendel SA	613	103,395
Worldline SA (a)(e)	995	48,673
Zodiac Aerospace	4,855	138,839

TOTAL FRANCE		40,478,080

Germany - 6.0%
Aareal Bank AG	1,594	65,925
adidas AG	4,879	1,085,795
ADLER Real Estate AG	2,189	33,747
ADVA Optical Networking SE (a)	851	5,284
Aixtron AG (a)	2,338	36,494
Allianz SE	10,751	2,509,917
alstria office REIT-AG	3,893	55,120
Amadeus Fire AG	22	2,022
AURELIUS AG	590	36,102
Aurubis AG	1,004	82,158
Axel Springer Verlag AG	1,782	120,187
BASF AG	22,849	2,491,758
Bayer AG	21,283	2,768,471
Bayerische Motoren Werke AG (BMW)	7,482	762,598
BayWa AG	32	1,249
Bechtle AG	880	70,145
Beiersdorf AG	2,618	293,674
Bertrandt AG	78	7,314
Bilfinger Berger AG	508	20,439
Borussia Dortmund GmbH & Co. KGaA	872	7,238
Brenntag AG	4,145	234,728
CANCOM AG	288	21,242
Capital Stage AG	315	2,306
Carl Zeiss Meditec AG	1,600	85,286
CENTROTEC Sustainable AG	123	2,659
CeWe Color Holding AG	27	2,634
Comdirect Bank AG	2,144	29,869
Commerzbank AG (a)	28,893	395,963
CompuGroup Medical AG	400	22,985
Continental AG	2,671	677,955
Covestro AG	2,696	258,646
CTS Eventim AG	1,538	63,528
Daimler AG (Germany)	24,125	2,003,392
Deutsche Bank AG	54,446	884,729
Deutsche Beteiligungs AG	642	32,613
Deutsche Borse AG	5,156	533,981
Deutsche EuroShop AG	1,688	61,495
Deutsche Lufthansa AG	5,747	183,426
Deutsche Pfandbriefbank AG	3,046	43,731
Deutsche Post AG	24,613	1,127,322
Deutsche Telekom AG	82,026	1,485,272
Deutsche Wohnen AG (Bearer)	8,990	382,909
Deutz AG	4,320	36,634
DIC Asset AG	3,887	45,504
Draegerwerk AG & Co. KGaA	391	34,637
Drillisch AG	1,012	71,201
Duerr AG	954	131,518
E.ON AG	56,387	667,873
ElringKlinger AG	491	8,542
Evonik Industries AG	4,877	177,701
Evotec OAI AG (a)	2,812	59,009
Fraport AG Frankfurt Airport Services Worldwide	950	90,144
Freenet AG	3,268	109,196
Fresenius Medical Care AG & Co. KGaA	5,442	526,905
Fresenius SE & Co. KGaA	10,968	916,172
GEA Group AG	5,191	250,305
Gerresheimer AG	958	76,151
Gerry Weber International AG (Bearer)	514	6,359
GFT Technologies AG	96	1,441
Gildemeister AG	444	25,710
Grammer AG	182	10,557
Grenkeleasing AG	885	86,605
Hamborner (REIT) AG	941	9,959
Hamburger Hafen und Logistik AG	695	22,182
Hannover Reuck SE	1,636	205,148
Hapag-Lloyd AG (a)	834	36,547
HeidelbergCement Finance AG	3,712	378,214
Heidelberger Druckmaschinen AG (a)	8,478	33,775
Henkel AG & Co. KGaA	3,711	467,722
Hochtief AG	667	117,709
Hugo Boss AG	1,719	153,863
Hypoport AG (a)	95	13,750
INDUS Holding AG	291	20,382
Infineon Technologies AG	29,624	819,342
Innogy SE	3,048	141,841
Isra Vision AG	142	27,441
Jenoptik AG	1,350	45,454
K&S AG	4,690	113,743
KION Group AG	2,037	163,035
Kloeckner & Co. AG	1,682	19,808
Koenig & Bauer AG	443	34,445
Krones AG	389	49,187
KWS Saat AG	21	8,863
Lanxess AG	2,168	169,403
LEG Immobilien AG	1,941	197,157
LEONI AG	1,042	69,161
Linde AG	4,806	1,037,983
MAN SE	739	81,675
Merck KGaA	3,613	386,729
Metro AG	7,672	100,091
Metro Wholesale & Food Specialist AG	4,275	81,643
Morphosys AG (a)	768	66,702
MTU Aero Engines Holdings AG	1,241	209,248
Muenchener Rueckversicherungs AG	3,944	882,310
Nemetschek Se	526	46,952
Nordex Se (a)(b)	1,128	11,660
NORMA Group AG	730	49,668
Open Business Club AG	44	13,075
OSRAM Licht AG	2,613	199,914
Patrizia Immobilien AG	1,942	40,967
Pfeiffer Vacuum Technology AG	106	17,021
ProSiebenSat.1 Media AG	5,765	203,065
Rational AG	109	71,483
Rheinmetall AG	1,629	192,126
Rhoen-Klinikum AG	1,417	49,435
RIB Software AG	1,289	31,734
Rocket Internet AG (a)	1,314	33,536
RWE AG	13,861	346,493
Salzgitter AG	1,106	53,478
SAP SE	24,125	2,756,586
Schaeffler AG	4,205	66,542
SGL Carbon AG (a)	795	12,488
Siemens AG	19,452	2,793,945
Siltronic AG (a)	516	76,455
Sixt AG	641	59,622
SLM Solutions Group AG (a)	214	8,849
SMA Solar Technology AG	508	23,548
Software AG (Bearer)	1,794	91,343
Stada Arzneimittel AG	1,301	125,102
STRATEC Biomedical Systems AG	16	1,163
Stroer Out-of-Home Media AG	862	55,125
Suedzucker AG (Bearer)	2,957	58,556
SURTECO SE	60	1,797
Symrise AG	2,978	231,759
TAG Immobilien AG	2,718	46,747
Takkt AG	459	9,520
Telefonica Deutschland Holding AG	17,263	87,735
Thyssenkrupp AG	10,893	290,635
TLG Immobilien AG	3,535	81,820
TUI AG (GB)	10,729	193,796
Uniper SE	5,834	163,913
United Internet AG	3,019	190,991
Volkswagen AG	802	149,772
Vonovia SE	11,462	504,153
Vossloh AG (a)	228	14,408
VTG AG	485	28,081
Wacker Chemie AG	390	60,852
Wacker Construction Equipment AG	449	14,631
Wirecard AG	2,892	284,827
Wustenrot & Wurttembergische AG	727	19,537
Zalando SE (a)	2,895	144,855
Zooplus AG (a)	161	26,696

TOTAL GERMANY		38,525,440

Gibraltar - 0.0%
888 Holdings PLC	2,484	8,271
Greece - 0.1%
Aegean Airlines SA	774	7,041
Alpha Bank AE (a)	34,228	68,179
Athens Water Supply & Sewage Co. SA	2,077	14,879
EFG Eurobank Ergasias SA (a)	46,954	38,341
Ff Group (a)	881	18,452
Greek Organization of Football Prognostics SA	5,077	56,892
Grivalia Properties REIC	251	2,617
Hellenic Exchanges Holding SA	387	2,164
Hellenic Petroleum SA	431	3,806
Hellenic Telecommunications Organization SA	5,668	67,344
Holding Co. ADMIE IPTO SA	446	956
Jumbo SA	3,201	51,456
Motor Oil (HELLAS) Corinth Refineries SA	1,856	44,428
Mytilineos Holdings SA (a)	1,820	19,059
National Bank of Greece SA (a)	138,840	45,921
Piraeus Bank SA (a)	6,193	17,818
Public Power Corp. of Greece	446	966
Titan Cement Co. SA (Reg.)	731	17,643

TOTAL GREECE		477,962

Hong Kong - 2.3%
AIA Group Ltd.	310,400	2,335,540
Bank of East Asia Ltd.	38,792	170,057
Beijing Enterprises Holdings Ltd.	21,500	127,737
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	2,800
BOC Hong Kong (Holdings) Ltd.	98,000	466,673
BYD Electronic International Co. Ltd.	18,000	48,684
Champion (REIT)	69,000	49,795
China Agri-Industries Holdings Ltd.	22,000	10,744
China Everbright International Ltd.	83,000	117,030
China Everbright Ltd.	16,000	37,942
China Jinmao Holdings Group Ltd.	108,000	48,453
China Merchants Holdings International Co. Ltd.	44,723	139,878
China Minsheng Financial Holding Corp. Ltd. (a)	270,000	14,709
China Mobile Ltd.	158,500	1,594,252
China Overseas Grand Oceans Group Ltd.	13,000	7,615
China Overseas Land and Investment Ltd.	94,000	304,843
China Power International Development Ltd.	53,000	16,848
China Resources Beer Holdings Co. Ltd.	42,666	123,053
China Resources Power Holdings Co. Ltd.	40,000	76,909
China South City Holdings Ltd.	50,000	13,972
China Strategic Holdings Ltd. (a)	105,000	1,561
China Taiping Insurance Group Ltd.	51,200	168,667
China Travel International Investment HK Ltd.	30,000	11,113
China Unicom Ltd. (a)	148,000	209,991
CITIC 1616 Holdings Ltd.	9,000	2,573
CITIC Pacific Ltd.	145,000	212,257
CLP Holdings Ltd.	44,500	452,621
CNOOC Ltd.	447,000	610,331
CSPC Pharmaceutical Group Ltd.	118,000	205,102
Dah Sing Banking Group Ltd.	6,000	13,275
Dah Sing Financial Holdings Ltd.	1,600	10,747
Far East Horizon Ltd.	71,000	70,532
Fosun International Ltd.	62,500	154,940
Fushan International Energy Group Ltd.	94,000	20,243
Galaxy Entertainment Group Ltd.	63,000	428,808
Guangdong Investment Ltd.	90,000	130,361
Guotai Junan International Holdings Ltd.	41,000	13,086
GZI (REIT)	10,000	6,307
Hang Lung Group Ltd.	27,000	94,829
Hang Lung Properties Ltd.	60,000	137,821
Hang Seng Bank Ltd.	20,100	475,872
Henderson Land Development Co. Ltd.	34,500	224,873
HK Electric Investments & HK Electric Investments Ltd. unit	87,000	80,070
Hong Kong & China Gas Co. Ltd.	213,630	404,962
Hong Kong Exchanges and Clearing Ltd.	31,578	879,168
Hopewell Holdings Ltd.	11,000	42,230
Hua Hong Semiconductor Ltd.	8,000	13,967
Hysan Development Co. Ltd.	20,000	96,649
i-CABLE Communications Ltd. (a)	12,869	403
Lai Sun Development Co. Ltd.	7,800	14,097
Lenovo Group Ltd.	206,000	119,353
Link (REIT)	54,500	457,927
Mason Financial Holdings Ltd.	682,000	11,539
Melco International Development Ltd.	16,000	43,787
MMG Ltd. (a)	32,000	14,479
MTR Corp. Ltd.	37,648	218,126
New World Development Co. Ltd.	156,472	233,061
PCCW Ltd.	177,000	97,559
Poly Property Group Co. Ltd. (a)	29,000	14,051
Power Assets Holdings Ltd.	37,500	324,942
Prosperity (REIT)	13,000	5,549
Regal (REIT)	52,000	15,864
Shanghai Industrial Holdings Ltd.	7,000	21,490
Shenzhen Investment Ltd.	135,290	60,349
Shun Tak Holdings Ltd.	22,000	9,475
Sino Land Ltd.	78,313	134,915
Sino-Ocean Group Holding Ltd.	103,000	67,202
Sinotrans Shipping Ltd.	24,000	6,860
Sinotruk Hong Kong Ltd.	21,000	27,887
SJM Holdings Ltd.	62,000	53,247
Sun Art Retail Group Ltd.	50,000	50,504
Sun Hung Kai Properties Ltd.	38,000	621,529
Sunlight (REIT)	13,000	8,815
Swire Pacific Ltd. (A Shares)	13,500	133,332
Swire Properties Ltd.	34,600	116,865
Techtronic Industries Co. Ltd.	40,500	237,505
Television Broadcasts Ltd.	5,200	19,663
Universal Medical Financial & Technical Advisory Services Co. Ltd.	3,000	3,169
Wharf Holdings Ltd.	33,000	300,119
Wheelock and Co. Ltd.	19,000	132,245
Winteam Pharmaceutical Group Ltd.	98,000	56,151
Yuexiu Property Co. Ltd.	112,000	21,678

TOTAL HONG KONG		14,534,227

Hungary - 0.1%
Magyar Telekom PLC	19,742	34,269
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	12,130	145,256
OTP Bank PLC	5,838	235,434
Richter Gedeon PLC	4,407	109,635

TOTAL HUNGARY		524,594

India - 2.2%
5Paisa Capital Ltd. (a)(d)	66	292
ACC Ltd.	1,138	31,802
Adani Enterprises Ltd.	7,611	15,551
Adani Ports & Special Economic Zone Ltd.	25,618	170,266
Adani Power Ltd. (a)	7,256	3,670
Adani Transmissions Ltd. (a)	6,764	21,728
Aditya Birla Fashion and Retail Ltd. (a)	10,575	25,625
AIA Engineering Ltd.	1,908	40,565
Ajanta Pharma Ltd.	286	5,389
Alembic Pharmaceuticals Ltd.	109	850
Ambuja Cements Ltd.	12,852	55,874
Apollo Hospitals Enterprise Ltd.	2,665	42,745
Apollo Tyres Ltd.	8,706	33,076
Arvind Mills Ltd.	780	4,831
Ashok Leyland Ltd.	33,692	68,269
Asian Paints Ltd.	6,456	117,739
Aurobindo Pharma Ltd.	7,046	82,702
Axis Bank Ltd.	41,806	337,773
Bajaj Auto Ltd.	3,399	170,979
Bajaj Finance Ltd.	5,430	151,000
Bajaj Finserv Ltd.	1,032	79,856
Balkrishna Industries Ltd.	500	13,166
Bayer CropScience Ltd.	495	29,468
Bharat Forge Ltd.	6,714	72,397
Bharat Heavy Electricals Ltd.	12,592	19,058
Bharat Petroleum Corp. Ltd.	21,338	178,481
Bharti Airtel Ltd.	28,947	222,277
Bharti Infratel Ltd.	14,934	101,978
Biocon Ltd.	4,778	26,506
Blue Dart Express Ltd.	43	2,785
Bosch Ltd.	269	87,294
Cadila Healthcare Ltd.	7,464	58,035
Canara Bank Ltd.	4,410	27,625
CEAT Ltd.	225	5,810
CESC Ltd. GDR	2,216	34,864
Cg Power & Industrial Soluti (a)	2,315	2,964
Cipla Ltd.	13,850	134,243
Coal India Ltd.	13,240	58,573
Container Corp. of India Ltd.	1,806	38,556
Credit Analysis & Research Ltd.	132	3,066
CRISIL Ltd.	197	5,475
Crompton Greaves Consumer Electricals Ltd.	9,152	31,258
Dabur India Ltd.	16,701	85,852
Dalmia Bharat Ltd.	293	13,540
Dewan Housing Finance Corp. Ltd.	3,711	36,838
Dish TV India Ltd. (a)	6,556	7,862
Divi's Laboratories Ltd.	1,823	24,846
Dr. Reddy's Laboratories Ltd.	4,072	151,957
eClerx Services Ltd.	3,082	60,928
Edelweiss Financial Services Ltd.	9,091	39,516
Eicher Motors Ltd.	348	173,239
Engineers India Ltd.	1,276	3,657
Escorts Ltd.	1,831	21,496
Eveready Industries India Ltd. (a)	848	4,417
Exide Industries Ltd.	4,874	15,713
Federal Bank Ltd.	38,154	71,741
Finolex Cables Ltd.	407	3,867
Future Retail Ltd. (a)	2,129	17,116
GAIL India Ltd.	13,031	93,622
Ge Power India Ltd.	330	3,466
Gillette India Ltd.	57	5,260
Glenmark Pharmaceuticals Ltd.	4,056	38,693
GMR Infrastructure Ltd. (a)	75,851	22,492
Godrej Consumer Products Ltd.	6,995	100,890
Godrej Industries Ltd.	184	1,685
Godrej Properties Ltd. (a)	1,455	15,265
Grasim Industries Ltd.	9,387	177,896
Great Eastern Shipping Co. Ltd.	242	1,460
Gruh Finance Ltd.	2,647	20,360
Havells India Ltd.	11,747	87,944
HCL Technologies Ltd.	15,026	198,598
Hero Motocorp Ltd.	2,322	138,061
Hindalco Industries Ltd.	25,818	106,621
Hindustan Petroleum Corp. Ltd.	16,671	115,126
Hindustan Unilever Ltd.	18,266	349,085
Housing Development Finance Corp. Ltd.	38,545	1,016,397
ICICI Bank Ltd.	69,679	326,750
Idea Cellular Ltd. (a)	27,559	39,519
IDFC Bank Ltd.	23,042	20,160
Iifl Holdings Ltd.	1,671	15,799
India Cements Ltd.	5,046	15,134
Indiabulls Housing Finance Ltd.	7,566	145,367
Indiabulls Real Estate Ltd. (a)	6,400	22,210
Indiabulls Ventures Ltd. (a)	2,925	12,915
Indian Oil Corp. Ltd.	14,802	94,984
Info Edge India Ltd.	1,648	28,932
Infosys Ltd.	49,364	702,799
Ipca Laboratories Ltd.	338	2,784
IRB Infrastructure Developers Ltd.	3,943	14,770
ITC Ltd.	90,654	371,996
Jain Irrigation Systems Ltd.	2,015	3,188
Jaiprakash Associates Ltd. (a)	29,089	8,311
Jindal Steel & Power Ltd. (a)	11,118	28,005
JSW Steel Ltd.	25,424	101,480
Jubilant Foodworks Ltd.	592	14,927
Jubilant Life Sciences Ltd.	3,486	34,475
Kajaria Ceramics Ltd.	1,102	11,577
Kansai Nerolac Paints Ltd.	5,903	46,782
KRBL Ltd.	5,502	54,820
L&T Finance Holdings Ltd.	15,050	46,754
Larsen & Toubro Ltd.	15,803	298,317
LIC Housing Finance Ltd.	7,530	69,625
Lupin Ltd.	5,817	92,358
Mahindra & Mahindra Financial Services Ltd.	7,828	52,185
Mahindra & Mahindra Ltd.	9,298	193,111
Manappuram General Finance & Leasing Ltd.	13,651	21,251
Marico Ltd.	20,309	98,879
Maruti Suzuki India Ltd.	2,600	329,718
Max Financial Services Ltd.	4,104	37,205
MindTree Consulting Ltd.	859	6,363
Motherson Sumi Systems Ltd.	20,213	114,004
Motilal Oswal Financial Services Ltd.	1,131	24,003
Mphasis BFL Ltd.	968	10,368
Multi Commodity Exchange of India Ltd.	182	2,962
Muthoot Finance Ltd.	3,598	27,411
Natco Pharma Ltd.	2,653	39,668
Ncc Ltd.	2,630	4,421
Nestle India Ltd.	842	94,135
NTPC Ltd.	53,036	148,460
Oberoi Realty Ltd.	3,854	28,258
Oil & Natural Gas Corp. Ltd.	48,393	142,825
Page Industries Ltd.	209	64,415
PC Jeweller Ltd.	6,790	36,787
Persistent Systems Ltd.	117	1,178
Pfizer Ltd.	47	1,259
PI Industries Ltd.	3,093	39,208
Piramal Enterprises Ltd.	1,818	77,169
Power Finance Corp. Ltd.	9,377	20,166
Prestige Estates Projs. Ltd.	4,180	19,628
PVR Ltd.	153	3,278
Rajesh Exports Ltd.	1,185	14,316
RBL Bank Ltd.	3,501	28,408
Redington India Ltd.	14,319	34,874
Reliance Capital Ltd.	4,711	41,992
Reliance Communication Ltd. (a)	5,693	1,503
Reliance Home Finance Ltd. (a)	4,711	6,312
Reliance Industries Ltd.	68,033	988,554
Reliance Infrastructure Ltd.	5,715	44,374
Repco Home Finance Ltd.	83	794
Rural Electrification Corp. Ltd.	14,037	37,548
Sadbhav Engineering Ltd.	240	1,172
Sanofi India Ltd.	25	1,614
Shree Cement Ltd.	378	110,513
Shriram Transport Finance Co. Ltd.	4,002	72,191
Siemens India Ltd.	1,016	19,963
Sintex Plastics Technology Ltd.	15,333	22,011
State Bank of India	49,577	234,141
Strides Shasun Ltd.	1,270	16,256
Sun Pharmaceutical Industries Ltd.	25,146	214,722
Sundaram Finance Ltd.	109	2,955
Supreme Industries Ltd.	796	13,904
Suzlon Energy Ltd. (a)	45,292	11,856
Symphony Ltd.	118	2,661
Tata Communications Ltd.	3,714	39,259
Tata Consultancy Services Ltd.	11,818	478,926
Tata Global Beverages Ltd.	2,784	9,758
Tata Motors Ltd. (a)	45,951	304,022
Tata Motors Ltd. Class A (a)	10,557	39,269
Tata Power Co. Ltd.	54,079	70,908
Tata Steel Ltd.	6,664	72,434
Tech Mahindra Ltd.	11,801	87,856
The Indian Hotels Co. Ltd. (a)	870	1,522
The Indian Hotels Co. Ltd.	4,352	7,612
The Karur Vysya Bank Ltd.	2,920	5,723
The Karur Vysya Bank Ltd. rights	486	382
The Ramco Cements Ltd.	1,219	13,571
Thermax Ltd.	107	1,636
Titan Co. Ltd.	7,899	77,496
Tube Investments of India Ltd.	4,001	36,346
Tube Investments of India Ltd.	4,001	16,993
Tvs Motor Co. Ltd.	1,218	13,606
Ultratech Cemco Ltd.	2,687	182,635
United Spirits Ltd. (a)	1,472	69,368
UPL Ltd.	11,505	142,022
Vakrangee Ltd.	4,224	36,682
Vedanta Ltd.	38,165	195,599
Videocon Industries Ltd. (a)	1,566	386
Voltas Ltd.	2,256	19,776
WABCO India Ltd.	11	1,081
Welspun India Ltd.	12,290	12,717
Whirlpool of India Ltd.	200	4,255
Wipro Ltd.	33,644	152,945
Yes Bank Ltd.	42,535	206,434
Zee Entertainment Enterprises Ltd.	13,031	109,058

TOTAL INDIA		14,435,931

Indonesia - 0.5%
Kresna Graha Investama PT Tbk (a)	71,900	3,234
PT ACE Hardware Indonesia Tbk	126,100	11,669
PT Adaro Energy Tbk	325,100	43,746
PT AKR Corporindo Tbk	27,000	14,831
PT Aneka Tambang Tbk (a)	61,300	2,915
PT Astra International Tbk	500,700	295,344
PT Bank Central Asia Tbk	251,300	387,257
PT Bank Danamon Indonesia Tbk Series A	62,500	23,502
PT Bank Jabar Banten Tbk	70,600	12,754
PT Bank Mandiri (Persero) Tbk	501,200	260,532
PT Bank Negara Indonesia (Persero) Tbk	200,500	112,354
PT Bank Rakyat Indonesia Tbk	290,800	334,487
PT Bank Tabungan Negara Tbk	126,800	25,804
PT Bumi Resources Tbk	644,000	12,346
PT Bumi Serpong Damai Tbk	115,400	14,635
PT Charoen Pokphand Indonesia Tbk	236,700	57,593
PT Ciputra Development Tbk	409,100	36,499
PT Global Mediacom Tbk	14,600	630
PT Gudang Garam Tbk	13,800	71,226
PT Hanjaya Mandala Sampoerna Tbk	240,700	70,635
PT Hanson International Tbk (a)	3,268,900	28,441
PT Indo Tambangraya Megah Tbk	6,400	10,476
PT Indocement Tunggal Prakarsa Tbk	53,100	87,896
PT Indofood CBP Sukses Makmur Tbk	72,600	47,106
PT Indofood Sukses Makmur Tbk	127,700	77,208
PT Japfa Comfeed Indonesia Tbk	148,500	15,055
PT Jasa Marga Tbk	76,596	36,710
PT Kalbe Farma Tbk	756,500	89,246
PT Kawasan Industri Jababeka Tbk	137,171	3,075
PT Link Net Tbk	30,500	11,222
PT Lippo Karawaci Tbk	147,400	7,499
PT Matahari Department Store Tbk	62,900	39,885
PT Media Nusantara Citra Tbk	121,800	14,010
PT Pakuwon Jati Tbk	340,700	15,826
PT Pembangunan Perumahan Persero Tbk	40,658	8,544
PT Perusahaan Gas Negara Tbk Series B	225,800	30,634
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,893
PT PP Properti Tbk	481,000	7,448
PT Semen Baturaja (Persero) Tbk	37,700	7,755
PT Semen Gresik (Persero) Tbk	97,300	78,199
PT Sitara Propertindo Tbk (a)	49,100	2,661
PT Sugih Energy Tbk (a)	40,500	149
PT Summarecon Agung Tbk	144,300	11,012
PT Surya Citra Media Tbk	155,800	24,698
PT Tambang Batubara Bukit Asam Tbk	13,100	11,084
PT Telkomunikasi Indonesia Tbk Series B	1,326,400	395,754
PT Tower Bersama Infrastructure Tbk	79,000	39,609
PT Unilever Indonesia Tbk	36,700	134,217
PT United Tractors Tbk	39,100	99,966
PT Waskita Karya Persero Tbk	144,500	22,587
PT Wijaya Karya Persero Tbk	26,726	3,882
PT XL Axiata Tbk (a)	52,900	13,184
Siloam International Hospitals Tbk PT (a)	13,600	9,777

TOTAL INDONESIA		3,178,701

Ireland - 0.5%
Bank Ireland Group PLC (a)	27,452	215,144
C&C Group PLC	8,159	27,999
Cairn Homes PLC (a)	25,019	51,948
CRH PLC	22,432	844,160
Dalata Hotel Group PLC (a)	9,355	58,300
DCC PLC (United Kingdom)	2,093	198,479
Glanbia PLC	7,667	148,164
Grafton Group PLC unit	4,338	47,388
Green REIT PLC	10,615	18,671
Greencore Group PLC	13,772	35,266
Hibernia (REIT) PLC	17,950	30,841
Irish Continental Group PLC unit	9,952	66,310
Irish Residential Properties REIT PLC	974	1,673
James Hardie Industries PLC CDI	13,052	198,688
Kerry Group PLC Class A	3,931	395,857
Kingspan Group PLC (Ireland)	3,639	152,176
Origin Enterprises PLC	1,879	14,884
Paddy Power Betfair PLC (Ireland)	2,029	207,514
Permanent Tsb Group Hld PLC (a)	637	1,454
Ryanair Holdings PLC sponsored ADR (a)	165	18,498
Smurfit Kappa Group PLC	6,316	188,381
United Drug PLC (United Kingdom)	7,030	86,320

TOTAL IRELAND		3,008,115

Isle of Man - 0.1%
Gaming VC Holdings SA	8,153	101,516
Genting Singapore PLC	136,500	122,170
NEPI Rockcastle PLC	8,845	123,653
Paysafe Group PLC (a)	12,145	94,524
Playtech Ltd.	11,330	148,072
Redefine International PLC	5,310	2,624

TOTAL ISLE OF MAN		592,559

Israel - 0.4%
Airport City Ltd. (a)	1,054	13,488
Alony Hetz Properties & Investments Ltd.	1,835	18,964
Amot Investments Ltd.	781	4,602
Azrieli Group	1,294	73,019
Bank Hapoalim BM (Reg.)	32,799	232,120
Bank Leumi le-Israel BM	43,308	239,462
Bezeq The Israel Telecommunication Corp. Ltd.	59,259	88,487
Caesarstone Sdot-Yam Ltd. (a)	1,088	30,790
Cellcom Israel Ltd. (Israel) (a)	309	2,992
Check Point Software Technologies Ltd. (a)	3,502	412,220
CyberArk Software Ltd. (a)	2,116	89,655
Delek Group Ltd.	44	7,220
Elbit Systems Ltd. (Israel)	676	100,212
First International Bank of Israel	2,356	44,721
Formula Systems (1985) Ltd.	126	5,203
Frutarom Industries Ltd.	977	80,435
Gazit-Globe Ltd.	1,653	15,707
Harel Insurance Investments and Financial Services Ltd.	2,295	15,675
Israel Chemicals Ltd.	13,764	57,382
Israel Corp. Ltd. (Class A) (a)	55	10,260
Israel Discount Bank Ltd. (Class A) (a)	37,222	98,846
Ituran Location & Control Ltd.	1,134	40,257
Jerusalem Economy Ltd. (a)	1,266	3,425
Jerusalem Oil Exploration Ltd. (a)	29	1,549
Kornit Digital Ltd. (a)(b)	506	7,868
Mazor Robotics Ltd. (a)	800	25,218
Melisron Ltd.	254	13,265
Migdal Insurance & Financial Holdings Ltd.	2,273	2,640
Mizrahi Tefahot Bank Ltd.	5,565	100,403
NICE Systems Ltd.	1,689	139,197
Oil Refineries Ltd.	46,046	23,682
Orbotech Ltd. (a)	2,061	92,168
Partner Communications Co. Ltd. (a)	1,320	7,029
Paz Oil Co. Ltd.	313	51,111
Plus500 Ltd.	3,162	43,046
Radware Ltd. (a)	1,220	21,399
Reit 1 Ltd.	493	1,978
Shikun & Binui Ltd.	1,469	3,467
SodaStream International Ltd. (a)	334	21,266
Strauss Group Ltd.	612	12,462
Taro Pharmaceutical Industries Ltd. (a)	366	41,146
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	24,452	337,438
Tower Semiconductor Ltd. (a)	2,345	77,717
Wix.com Ltd. (a)	916	63,937

TOTAL ISRAEL		2,773,128

Italy - 1.5%
A2A SpA	35,784	61,482
ACEA SpA	1,409	22,945
Amplifon SpA	2,447	37,169
Anima Holding SpA	6,053	46,042
Ascopiave SpA	12,371	51,964
Assicurazioni Generali SpA	30,202	550,228
Astm SpA	1,291	35,791
Atlantia SpA	10,811	352,609
Autogrill SpA	4,595	60,108
Azimut Holding SpA	3,549	70,114
Banca Generali SpA	1,695	55,837
Banca IFIS SpA	642	35,006
Banca Mediolanum S.p.A.	4,531	38,608
Banca Monte dei Paschi di Siena SpA (a)	224	1,232
Banca Popolare dell'Emilia Romagna	11,442	55,765
Banca Popolare di Sondrio SCARL	9,355	37,029
Banco BPM SpA	36,050	125,727
Beni Stabili SpA SIIQ	8,733	7,731
Biesse SpA	462	20,601
Brembo SpA	3,316	54,772
Brunello Cucinelli SpA	1,252	42,031
Buzzi Unicem SpA	2,963	82,593
Cerved Information Solutions SpA	5,749	73,999
Compagnie Industriali Riunite SpA (CIR)	1,763	2,649
Credito Emiliano SpA	3,458	30,311
Credito Valtellinese SC (a)	2,001	7,090
Danieli & C. Officine Meccaniche SpA	93	2,226
Datalogic SpA	613	24,356
Davide Campari-Milano SpA	16,004	128,259
De Longhi SpA	1,538	50,432
DiaSorin S.p.A.	756	68,777
Digital Multimedia Technologies SpA	299	17,484
Enav SpA	12,759	60,787
Enel SpA	200,202	1,241,587
Eni SpA	62,390	1,019,954
ERG SpA	1,629	27,230
Fincantieri SpA (a)	10,454	13,005
FinecoBank SpA	9,642	90,189
Hera SpA	17,106	55,035
Immobiliare Grande Distribuzione SpA	6,688	7,732
Industria Macchine Automatiche SpA (IMA)	458	41,080
Infrastrutture Wireless Italiane SpA (e)	6,526	44,585
Interpump Group SpA	1,388	46,742
Intesa Sanpaolo SpA	270,547	909,554
Intesa Sanpaolo SpA (Risparmio Shares)	91,484	288,578
Iren SpA	21,493	59,135
Italgas SpA	10,154	59,317
Italmobiliare SpA	66	1,776
Leonardo SpA	9,698	167,530
Luxottica Group SpA	4,327	248,185
Maire Tecnimont SpA	1,821	10,216
MARR SpA	1,204	30,756
Mediaset SpA (a)	14,681	53,937
Mediobanca SpA	18,180	199,275
Moncler SpA	3,808	108,144
OVS	2,020	15,106
Piaggio & C SpA	5,908	19,324
Poste Italiane SpA	12,149	88,802
Prysmian SpA	5,115	176,363
Rai Way SpA	3,341	20,257
Recordati SpA	4,185	194,557
Reply SpA	492	26,157
Safilo Group SpA (a)	143	904
Saipem SpA (a)	16,996	71,430
Salini Impregilo SpA	1,900	8,034
Salvatore Ferragamo Italia SpA	1,121	29,433
Saras Raffinerie Sarde SpA	13,510	36,069
Snam Rete Gas SpA	58,838	300,605
Societa Cattolica Di Assicurazioni SCRL	5,735	62,161
Societa Iniziative Autostradali e Servizi SpA (SIAS)	2,524	42,955
Technogym SpA	1,444	14,037
Telecom Italia SpA (a)	240,378	208,603
Terna SpA	40,938	247,017
Tod's SpA	177	11,773
UniCredit SpA (a)	52,342	1,001,747
Unione di Banche Italiane SCpA	24,741	116,200
Unipol Gruppo SpA	13,073	58,994
Unipolsai SpA	31,760	72,363
YOOX SpA (a)	1,328	49,656
Zignago Vetro SpA	165	1,545

TOTAL ITALY		9,909,388

Japan - 17.1%
77 Bank Ltd.	2,400	60,994
A/S One Corp.	100	5,498
ABC-MART, Inc.	1,807	91,150
ACOM Co. Ltd. (a)	6,400	26,607
Activia Properties, Inc.	18	70,437
Adastria Co. Ltd.	200	4,359
Adeka Corp.	2,600	44,909
Advance Residence Investment Corp.	49	115,187
Advantest Corp.	4,559	104,142
Aeon (REIT) Investment Corp.	17	17,109
AEON Co. Ltd.	18,025	278,801
Aeon Delight Co. Ltd.	100	3,743
AEON Financial Service Co. Ltd.	3,999	85,884
AEON MALL Co. Ltd.	2,100	37,552
Ai Holdings Corp.	1,200	29,462
Aica Kogyo Co. Ltd.	1,200	41,971
Aichi Steel Corp.	100	4,055
Aida Engineering Ltd.	200	2,332
Aiful Corp. (a)	10,100	35,231
Ain Holdings, Inc.	500	34,207
Air Water, Inc.	6,100	117,068
Aisin Seiki Co. Ltd.	4,300	222,751
Ajinomoto Co., Inc.	13,225	266,042
Akita Bank Ltd.	100	3,200
Alfresa Holdings Corp.	6,139	117,299
All Nippon Airways Ltd.	2,841	109,194
Alpine Electronics, Inc.	1,500	33,282
Alps Electric Co. Ltd.	4,778	146,226
Amada Holdings Co. Ltd.	11,700	145,384
Amano Corp.	2,000	49,213
Anicom Holdings, Inc.	200	5,165
Anritsu Corp.	4,100	38,606
Aoki International Co. Ltd.	200	2,790
Aoyama Trading Co. Ltd.	1,500	55,582
Aozora Bank Ltd.	4,500	176,138
ARCS Co. Ltd.	400	8,949
Ariake Japan Co. Ltd.	800	61,148
Asahi Diamond Industrial Co. Ltd.	300	2,910
Asahi Glass Co. Ltd.	5,463	214,096
Asahi Group Holdings	10,159	463,844
Asahi Holdings, Inc.	1,700	36,901
ASAHI INTECC Co. Ltd.	1,490	85,968
Asahi Kasei Corp.	34,100	412,942
Asatsu-DK, Inc.	1,200	39,774
Asics Corp.	3,200	48,920
ASKUL Corp.	600	16,152
Astellas Pharma, Inc.	56,303	749,329
Atom Corp.	1,400	10,219
Autobacs Seven Co. Ltd.	1,400	24,066
Avex, Inc.	200	2,765
Axial Retailing, Inc.	100	4,090
Azbil Corp.	2,300	100,434
Bandai Namco Holdings, Inc.	6,000	205,608
Bank of Kyoto Ltd.	1,800	94,531
Bank of Nagoya Ltd.	100	3,995
Bank of The Ryukyus Ltd.	2,700	41,163
Belc Co. Ltd.	100	5,580
Belluna Co. Ltd.	1,500	17,042
Benefit One, Inc.	800	15,369
Benesse Holdings, Inc.	1,400	47,460
Bic Camera, Inc.	1,600	19,709
BML, Inc.	100	2,214
Bridgestone Corp.	16,058	767,097
Brother Industries Ltd.	7,200	175,198
Bunka Shutter Co. Ltd.	300	2,557
Calbee, Inc.	2,700	91,122
Canon Marketing Japan, Inc.	1,600	40,247
Canon, Inc.	25,243	948,306
Capcom Co. Ltd.	1,400	35,619
Casio Computer Co. Ltd.	3,900	57,551
Cawachi Ltd.	200	4,907
Central Glass Co. Ltd.	600	13,416
Central Japan Railway Co.	3,455	627,590
Chiba Bank Ltd.	16,000	122,650
Chiyoda Co. Ltd.	100	2,561
Chiyoda Corp.	6,000	35,508
Chofu Seisakusho Co. Ltd.	100	2,441
Chubu Electric Power Co., Inc.	15,016	193,654
Chudenko Corp.	600	18,301
Chugai Pharmaceutical Co. Ltd.	5,800	276,525
Chugoku Electric Power Co., Inc.	5,600	62,441
Chugoku Marine Paints Ltd.	300	2,549
Citizen Watch Co. Ltd.	7,700	56,610
CKD Corp.	2,665	52,480
Clarion Co. Ltd.	1,000	3,808
Coca-Cola West Co. Ltd.	2,750	96,221
cocokara fine HOLDINGS, Inc.	300	16,726
COLOPL, Inc.	500	5,552
Colowide Co. Ltd.	1,100	20,646
Comforia Residential REIT, Inc.	9	18,437
COMSYS Holdings Corp.	3,600	91,168
Concordia Financial Group Ltd.	29,000	153,587
Cookpad, Inc.	500	3,355
Cosmo Energy Holdings Co. Ltd.	1,700	39,052
Cosmos Pharmaceutical Corp.	300	62,461
Create Restaurants Holdings, Inc.	200	2,144
Create SD Holdings Co. Ltd.	1,800	45,310
Credit Saison Co. Ltd.	6,901	138,954
CyberAgent, Inc.	2,600	80,521
CYBERDYNE, Inc. (a)(b)	3,100	41,070
Dai Nippon Printing Co. Ltd.	8,700	208,539
Dai-ichi Mutual Life Insurance Co.	28,099	536,633
Daibiru Corp.	200	2,358
Daicel Chemical Industries Ltd.	7,121	88,910
Daido Metal Co. Ltd.	400	3,694
Daido Steel Co. Ltd.	700	44,352
Daifuku Co. Ltd.	2,600	126,772
Daihen Corp.	1,000	9,011
Daiho Corp.	1,000	4,858
Daiichi Sankyo Kabushiki Kaisha	15,100	346,827
Daiichikosho Co. Ltd.	700	32,986
Daikin Industries Ltd.	6,568	725,835
Daikyo, Inc.	400	7,703
DaikyoNishikawa Corp.	1,600	27,190
Dainippon Sumitomo Pharma Co. Ltd.	5,200	74,216
Daio Paper Corp.	1,000	12,006
Daiseki Co. Ltd.	600	14,836
Daito Trust Construction Co. Ltd.	1,844	322,395
Daiwa House Industry Co. Ltd.	13,444	492,762
Daiwa House REIT Investment Corp.	30	70,104
Daiwa Office Investment Corp.	5	24,299
Daiwa Securities Group, Inc.	41,000	257,057
Daiwabo Holdings Co. Ltd.	500	19,870
DCM Japan Holdings Co. Ltd.	800	7,349
DeNA Co. Ltd.	3,600	84,662
Denki Kagaku Kogyo KK	2,200	73,503
DENSO Corp.	12,122	667,607
Dentsu, Inc.	5,600	239,534
Descente Ltd.	1,800	25,000
Dexerials Corp.	1,700	19,156
Dic Corp.	3,200	118,783
Digital Garage, Inc.	1,400	30,095
Dip Corp.	800	19,535
Disco Corp.	900	208,554
Dmg Mori Co. Ltd.	3,000	60,497
Don Quijote Holdings Co. Ltd.	3,523	147,772
Doshisha Co. Ltd.	100	2,197
Doutor Nichires Holdings Co., Ltd.	500	11,871
Dowa Holdings Co. Ltd.	1,000	42,100
Dr. Ci:Labo Co., Ltd.	1,000	36,822
DTS Corp.	100	3,001
Duskin Co. Ltd.	600	16,458
Dydo Group Holdings, Inc.	100	4,903
Eagle Industry Co. Ltd.	300	5,828
Earth Chemical Co. Ltd.	700	32,862
East Japan Railway Co.	8,110	786,505
Ebara Corp.	2,200	79,171
EDION Corp.	1,300	13,134
Ehime Bank Ltd.	2,400	30,983
Eiken Chemical Co. Ltd.	100	3,935
Eisai Co. Ltd.	7,200	400,728
Eizo Corp.	600	24,874
Electric Power Development Co. Ltd.	3,100	78,123
en-japan, Inc.	800	30,853
EPS Co. Ltd.	200	3,938
euglena Co. Ltd. (a)	1,200	12,156
Exedy Corp.	1,200	35,983
Ezaki Glico Co. Ltd.	1,000	55,463
FamilyMart Co. Ltd.	2,077	118,051
Fancl Corp.	1,200	31,660
Fanuc Corp.	4,985	1,165,612
Fast Retailing Co. Ltd.	1,336	446,992
FCC Co. Ltd.	300	7,243
Financial Products Group Co. Ltd.	700	8,124
Foster Electric Co. Ltd.	1,100	25,818
FP Corp.	400	21,020
Frontier Real Estate Investment Corp.	7	27,409
Fuji Electric Co. Ltd.	15,000	108,677
Fuji Kyuko Co. Ltd.	500	11,164
Fuji Machine Manufacturing Co. Ltd.	1,000	19,074
Fuji Oil Holdings, Inc.	1,700	45,834
Fuji Seal International, Inc.	600	19,691
Fuji Soft ABC, Inc.	600	18,247
Fujicco Co. Ltd.	100	2,259
Fujifilm Holdings Corp.	10,700	437,713
Fujikura Ltd.	6,300	54,985
Fujimi, Inc.	200	4,956
Fujimori Kogyo Co. Ltd.	400	13,836
Fujitec Co. Ltd.	4,200	62,521
Fujitsu General Ltd.	1,000	19,125
Fujitsu Ltd.	52,427	408,537
Fukuda Denshi Co. Ltd.	100	7,036
Fukuoka (REIT) Investment Fund	18	25,662
Fukuoka Financial Group, Inc.	16,000	82,579
Fukushima Industries Corp.	100	3,871
Fukuyama Transporting Co. Ltd.	1,000	32,446
Funai Soken Holdings, Inc.	600	22,045
Furukawa Co. Ltd.	600	10,891
Furukawa Electric Co. Ltd.	1,700	103,497
Fuso Chemical Co. Ltd.	300	9,604
Futaba Corp.	100	1,982
Futaba Industrial Co. Ltd.	700	6,804
Fuyo General Lease Co. Ltd.	500	32,696
G-Tekt Corp.	100	2,141
Global One Real Estate Investment Corp.	8	26,321
Glory Ltd.	2,200	82,276
GLP J-REIT	62	62,150
GMO Internet, Inc.	1,100	16,994
GMO Payment Gateway, Inc.	400	29,267
GNI Group Ltd. (a)	2,000	9,356
Goldcrest Co. Ltd.	300	6,500
GREE, Inc.	3,400	23,081
GS Yuasa Corp.	10,000	50,283
Gulliver International Co. Ltd.	400	2,917
GungHo Online Entertainment, Inc.	5,300	14,263
Gunma Bank Ltd.	10,900	70,172
Gunze Ltd.	700	31,842
Gurunavi, Inc.	100	1,290
H.I.S. Co. Ltd.	800	26,788
H2O Retailing Corp.	2,500	46,245
Hakuhodo DY Holdings, Inc.	5,500	76,082
Hamamatsu Photonics K.K.	5,800	187,792
Hankyu Hanshin Holdings, Inc.	5,700	222,228
Hankyu REIT, Inc.	9	10,446
Hanwa Co. Ltd.	1,700	64,523
Harmonic Drive Systems, Inc.	500	25,982
Haseko Corp.	9,300	135,049
Hazama Ando Corp.	5,200	42,397
Heiwa Corp.	1,700	31,348
Heiwa Real Estate (REIT), Inc.	15	12,094
Heiwa Real Estate Co. Ltd.	200	3,489
Heiwado Co. Ltd.	200	4,366
Hiday Hidaka Corp.	1,800	52,884
Hikari Tsushin, Inc.	800	103,569
Hino Motors Ltd.	9,000	115,839
Hirata Corp.	100	11,231
Hirose Electric Co. Ltd.	1,100	165,480
Hiroshima Bank Ltd.	7,800	66,041
Hisamitsu Pharmaceutical Co., Inc.	1,500	82,588
Hitachi Capital Corp.	1,900	46,449
Hitachi Chemical Co. Ltd.	2,800	79,844
Hitachi Construction Machinery Co. Ltd.	2,500	85,761
Hitachi High-Technologies Corp.	2,200	92,068
Hitachi Kokusai Electric, Inc.	2,100	58,172
Hitachi Ltd.	122,881	978,544
Hitachi Metals Ltd.	6,800	88,092
Hitachi Transport System Ltd.	1,000	24,746
Hitachi Zosen Corp.	2,900	15,280
Hogy Medical Co. Ltd.	100	6,848
Hokkaido Electric Power Co., Inc.	2,400	18,913
Hokuetsu Kishu Paper Co. Ltd.	2,300	14,761
Hokuhoku Financial Group, Inc.	4,300	70,878
Hokuriku Electric Power Co., Inc.	5,400	47,715
Hokuto Corp.	100	1,746
Honda Motor Co. Ltd.	43,772	1,371,687
Horiba Ltd.	1,000	59,584
Hoshino Resorts REIT, Inc.	2	9,631
Hoshizaki Corp.	1,700	160,877
Hosiden Corp.	1,800	31,077
House Foods Group, Inc.	1,900	56,454
Hoya Corp.	10,018	544,285
Hulic (REIT), Inc.	12	16,744
Hulic Co. Ltd.	6,100	62,928
Hyakujushi Bank Ltd.	7,000	25,451
Ibiden Co. Ltd.	2,100	35,163
IBJ Leasing Co. Ltd.	200	5,221
Ichibanya Co. Ltd.	100	3,875
Ichigo Real Estate Investment Corp.	11	7,121
Ichigo, Inc.	8,900	31,651
Idemitsu Kosan Co. Ltd.	3,200	93,535
IHI Corp.	3,672	132,262
Iida Group Holdings Co. Ltd.	3,800	72,897
Inaba Denki Sangyo Co. Ltd.	400	17,558
Inabata & Co. Ltd.	1,000	14,497
Industrial & Infrastructure Fund Investment Corp.	4	16,296
Ines Corp.	3,700	34,647
Infomart Corp.	3,200	24,189
INPEX Corp.	24,900	266,609
Internet Initiative Japan, Inc.	1,600	33,538
Invesco Office J-REIT, Inc.	6	5,484
Invincible Investment Corp.	99	40,125
Iriso Electronics Co. Ltd.	500	28,201
Iseki & Co. Ltd.	100	2,228
Isetan Mitsukoshi Holdings Ltd.	9,571	104,331
Istyle, Inc.	1,300	8,942
Isuzu Motors Ltd.	16,168	236,140
IT Holdings Corp.	2,600	80,911
ITO EN Ltd.	2,260	79,131
Itochu Corp.	40,350	706,797
Itochu Enex Co. Ltd.	300	3,058
ITOCHU Techno-Solutions Corp.	1,506	58,662
Itoham Yonekyu Holdings, Inc.	1,600	15,264
Iwatani Corp.	600	18,094
Iyo Bank Ltd.	7,900	68,198
Izumi Co. Ltd.	600	31,115
J Trust Co. Ltd.	600	4,415
J. Front Retailing Co. Ltd.	5,200	77,178
JACCS Co. Ltd.	200	4,995
JAFCO Co. Ltd.	900	44,481
Japan Airlines Co. Ltd.	2,900	99,259
Japan Airport Terminal Co. Ltd.	1,000	35,545
Japan Aviation Electronics Industry Ltd.	1,000	18,293
Japan Display, Inc. (a)	6,900	14,885
Japan Excellent, Inc.	15	17,699
Japan Exchange Group, Inc.	14,800	266,821
Japan Hotel REIT Investment Corp.	128	84,747
Japan Lifeline Co. Ltd.	400	19,188
Japan Logistics Fund, Inc.	13	23,440
Japan Material Co. Ltd.	600	17,420
Japan Petroleum Exploration Co. Ltd.	300	6,191
Japan Post Bank Co. Ltd.	6,134	77,686
Japan Post Holdings Co. Ltd.	41,838	484,000
Japan Prime Realty Investment Corp.	36	115,787
Japan Real Estate Investment Corp.	36	168,773
Japan Rental Housing Investment, Inc.	42	29,040
Japan Retail Fund Investment Corp.	61	108,254
Japan Securities Finance Co. Ltd.	500	2,812
Japan Steel Works Ltd.	1,700	43,089
Japan Tobacco, Inc.	27,743	918,299
Japan Wool Textile Co. Ltd.	400	3,593
JCR Pharmaceuticals Co. Ltd.	100	3,949
JEOL Ltd.	1,000	5,297
JFE Holdings, Inc.	14,500	311,624
JGC Corp.	5,642	94,630
Jimoto Holdings, Inc.	13,900	27,195
JIN Co. Ltd.	100	5,196
Joyful Honda Co. Ltd.	700	18,898
JSR Corp.	6,800	131,817
JTEKT Corp.	5,400	89,475
Juroku Bank Ltd.	1,300	43,918
Justsystems Corp.	700	15,039
JVC KENWOOD Holdings, Inc.	700	2,195
JX Holdings, Inc.	84,650	437,116
K's Holdings Corp.	1,200	27,541
kabu.com Securities Co. Ltd.	600	1,913
Kadokawa Dwango Corp.	2,000	23,075
Kagome Co. Ltd.	2,700	89,916
Kajima Corp.	23,000	238,544
Kakaku.com, Inc.	2,500	34,328
Kaken Pharmaceutical Co. Ltd.	1,556	78,855
Kameda Seika Co. Ltd.	100	4,529
Kamigumi Co. Ltd.	2,500	59,847
Kanamoto Co. Ltd.	400	13,150
Kandenko Co. Ltd.	1,000	9,836
Kaneka Corp.	6,000	49,548
Kanematsu Corp.	3,200	42,098
Kansai Electric Power Co., Inc.	19,399	265,652
Kansai Paint Co. Ltd.	4,839	124,377
Kanto Denka Kogyo Co. Ltd.	1,000	10,467
Kao Corp.	12,791	773,026
Kato Sangyo	1,100	34,316
Kawasaki Heavy Industries Ltd.	4,000	139,553
Kawasaki Kisen Kaisha Ltd. (a)	1,800	46,999
KDDI Corp.	45,037	1,199,905
Keihan Electric Railway Co., Ltd.	3,000	91,667
Keihin Corp.	1,600	29,498
Keihin Electric Express Railway Co. Ltd.	5,739	118,715
Keio Corp.	3,003	131,017
Keisei Electric Railway Co.	3,906	117,991
Kenedix Office Investment Corp.	15	80,360
Kenedix Residential Investment Corp.	3	7,716
Kenedix Retail REIT Corp.	12	23,682
Kenedix, Inc.	7,400	43,265
Kewpie Corp.	2,100	52,385
Keyence Corp.	2,475	1,374,182
KH Neochem Co. Ltd.	800	20,022
Kikkoman Corp.	4,600	157,874
Kinden Corp.	4,392	74,172
Kintetsu Group Holdings Co. Ltd.	4,353	167,386
Kintetsu World Express, Inc.	400	6,885
Kirin Holdings Co. Ltd.	22,770	546,568
Kisoji Co. Ltd.	300	7,236
Kissei Pharmaceutical Co. Ltd.	1,400	38,487
Kitz Corp.	1,400	11,996
Koa Corp.	1,100	22,952
Kobayashi Pharmaceutical Co. Ltd.	1,800	104,078
Kobe Bussan Co. Ltd.	300	12,955
Kobe Steel Ltd. (a)	6,500	54,878
Kohnan Shoji Co. Ltd.	100	2,137
Koito Manufacturing Co. Ltd.	3,200	214,574
Kokuyo Co. Ltd.	1,700	30,484
Komatsu Ltd.	23,911	781,310
KOMEDA Holdings Co. Ltd.	1,900	32,390
KOMERI Co. Ltd.	600	17,976
Komori Corp.	500	7,042
Konami Holdings Corp.	3,000	146,116
Konica Minolta, Inc.	11,600	101,764
Konoike Transport Co. Ltd.	500	7,694
Kose Corp.	1,100	133,774
Kotobuki Spirits Co. Ltd.	600	24,696
Kubota Corp.	28,010	527,022
Kumagai Gumi Co. Ltd.	1,000	31,789
Kumiai Chemical Industry Co. Ltd.	3,500	23,796
Kura Corp. Ltd.	100	4,474
Kurabo Industries Ltd.	3,000	8,702
Kuraray Co. Ltd.	11,052	217,664
Kureha Chemical Industry Co. Ltd.	100	5,882
Kurita Water Industries Ltd.	3,100	98,506
Kuroda Electric Co. Ltd.	1,200	21,423
Kusuri No Aoki Holdings Co. Ltd.	400	22,200
Kyb Corp.	300	19,478
Kyocera Corp.	8,237	550,954
Kyoei Steel Ltd.	100	1,756
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	8,954
Kyorin Holdings, Inc.	500	10,269
Kyoritsu Maintenance Co. Ltd.	200	6,317
Kyowa Exeo Corp.	2,000	43,567
Kyowa Hakko Kirin Co., Ltd.	7,300	134,751
Kyudenko Corp.	1,400	61,814
Kyushu Electric Power Co., Inc.	10,378	118,372
Kyushu Financial Group, Inc.	14,785	93,976
Kyushu Railway Co.	4,100	131,043
LaSalle Logiport REIT	15	14,113
Lasertec Corp.	1,200	26,402
Lawson, Inc.	1,000	65,299
Leopalace21 Corp.	7,300	54,511
LIFE Corp.	100	2,660
LIFULL Co. Ltd.	2,300	17,674
LINE Corp. (a)	800	33,136
Lintec Corp.	500	13,896
Lion Corp.	5,636	108,451
LIXIL Group Corp.	8,795	242,223
M3, Inc.	6,295	187,758
Mabuchi Motor Co. Ltd.	1,400	73,465
Macnica Fuji Electronics Holdings, Inc.	200	4,190
Maeda Corp.	4,000	50,150
Maeda Road Construction Co. Ltd.	1,000	21,535
Makino Milling Machine Co. Ltd.	1,000	9,435
Makita Corp.	6,600	276,597
Mandom Corp.	600	17,878
Mani, Inc.	1,400	40,090
Marubeni Corp.	43,000	288,317
Marudai Food Co. Ltd.	1,000	4,678
Maruha Nichiro Corp.	1,400	43,246
Marui Group Co. Ltd.	6,602	101,041
Maruichi Steel Tube Ltd.	1,200	36,661
Marusan Securities Co. Ltd.	900	8,230
Matsui Securities Co. Ltd.	1,700	14,296
Matsumotokiyoshi Holdings Co. Ltd.	1,100	79,104
Max Co. Ltd.	1,000	14,142
Maxell Holdings Ltd.	1,500	34,089
Mazda Motor Corp.	16,600	239,633
McDonald's Holdings Co. (Japan) Ltd.	1,828	78,481
MCJ Co. Ltd.	300	3,157
MCUBS MidCity Investment Corp.	4	13,311
Mebuki Financial Group, Inc.	27,668	115,428
Medipal Holdings Corp.	6,700	124,427
Megachips Corp.	600	19,770
Megmilk Snow Brand Co. Ltd.	1,800	50,386
Meidensha Corp.	1,000	3,957
Meiji Holdings Co. Ltd.	3,000	245,250
Meitec Corp.	300	14,654
Micronics Japan Co. Ltd.	100	995
Milbon Co. Ltd.	100	6,244
Minebea Mitsumi, Inc.	9,495	174,073
Miraca Holdings, Inc.	2,047	95,241
Mirait Holdings Corp.	2,300	30,056
Miroku Jyoho Service Co., Ltd.	200	4,671
Misumi Group, Inc.	8,405	230,276
Mitsuba Corp.	500	8,356
Mitsubishi Chemical Holdings Corp.	38,357	400,651
Mitsubishi Corp.	40,351	944,937
Mitsubishi Electric Corp.	50,692	867,518
Mitsubishi Estate Co. Ltd.	32,271	585,220
Mitsubishi Gas Chemical Co., Inc.	4,545	111,183
Mitsubishi Heavy Industries Ltd.	7,966	311,685
Mitsubishi Logistics Corp.	1,500	38,851
Mitsubishi Materials Corp.	3,400	129,282
Mitsubishi Motors Corp. of Japan	15,734	125,995
Mitsubishi Pencil Co. Ltd.	600	14,229
Mitsubishi Shokuhin Co. Ltd.	100	2,967
Mitsubishi Tanabe Pharma Corp.	5,909	130,053
Mitsubishi UFJ Financial Group, Inc.	308,739	2,094,221
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,300	64,894
Mitsuboshi Belting Ltd.	1,000	12,486
Mitsui & Associates Telepark Corp.	300	6,105
Mitsui & Co. Ltd.	47,782	713,593
Mitsui Chemicals, Inc.	5,800	178,848
Mitsui Engineering & Shipbuilding Co.	1,000	13,083
Mitsui Fudosan Co. Ltd.	23,040	537,776
Mitsui Fudosan Logistics Park, Inc.	1	2,934
Mitsui High-Tec, Inc.	500	10,556
Mitsui Mining & Smelting Co. Ltd.	1,300	67,646
Mitsui OSK Lines Ltd.	2,500	76,553
Mitsui Sugar Co. Ltd.	700	23,946
Mitsui-Soko Co. Ltd.	2,000	6,224
Miura Co. Ltd.	3,155	74,209
mixi, Inc.	1,500	73,128
Mizuho Financial Group, Inc.	608,284	1,105,179
Mizuno Corp.	200	5,689
Mochida Pharmaceutical Co. Ltd.	900	65,888
Modec, Inc.	300	6,915
Monex Group, Inc.	900	2,870
MonotaRO Co. Ltd.	1,200	33,045
Mori Hills REIT Investment Corp.	111	129,515
Mori Trust Hotel (REIT), Inc.	15	18,362
MORI TRUST Sogo (REIT), Inc.	13	18,543
Morinaga & Co. Ltd.	800	45,448
Morinaga Milk Industry Co. Ltd.	600	23,034
Morita Holdings Corp.	100	1,721
MOS Food Services, Inc.	400	12,234
MS&AD Insurance Group Holdings, Inc.	12,497	424,552
Murata Manufacturing Co. Ltd.	4,934	775,437
Musashi Seimitsu Industry Co. Ltd.	900	28,688
Nabtesco Corp.	2,500	99,317
Nachi-Fujikoshi Corp.	5,000	30,820
Nagaileben Co. Ltd.	100	2,495
Nagase & Co. Ltd.	1,900	32,273
Nagoya Railroad Co. Ltd.	4,916	110,442
Nakanishi, Inc.	300	13,596
Namura Shipbuilding Co. Ltd.	500	3,103
Nankai Electric Railway Co. Ltd.	3,400	87,899
NanoCarrier Co. Ltd. (a)	200	1,298
NEC Corp.	7,500	205,797
NEC System Integration & Constuction Ltd.	100	2,492
Net One Systems Co. Ltd.	2,800	34,734
New Hampshire Foods Ltd.	4,426	127,314
Nexon Co. Ltd. (a)	4,800	129,116
NGK Insulators Ltd.	6,200	122,769
NGK Spark Plug Co. Ltd.	4,500	102,695
NHK Spring Co. Ltd.	8,487	97,126
Nichi-iko Pharmaceutical Co. Ltd.	500	7,765
Nichias Corp.	4,000	52,084
Nichicon Corp.	1,700	21,449
Nichiha Corp.	600	24,132
Nichirei Corp.	3,510	90,356
Nidec Corp.	6,145	817,180
Nifco, Inc.	1,600	104,450
Nihon Kohden Corp.	2,500	55,653
Nihon M&A Center, Inc.	2,000	95,749
Nihon Parkerizing Co. Ltd.	2,300	37,704
Nihon Unisys Ltd.	2,300	38,098
Nikkiso Co. Ltd.	2,200	20,667
Nikkon Holdings Co. Ltd.	1,400	35,856
Nikon Corp.	11,400	216,497
Nintendo Co. Ltd.	2,888	1,120,434
Nippo Corp.	1,000	20,881
Nippon Accommodations Fund, Inc.	18	69,764
Nippon Building Fund, Inc.	39	188,298
Nippon Chemi-con Corp.	500	17,374
Nippon Densetsu Kogyo Co. Ltd.	600	13,022
Nippon Electric Glass Co. Ltd.	2,100	85,740
Nippon Express Co. Ltd.	1,966	124,748
Nippon Flour Mills Co. Ltd.	500	7,671
Nippon Gas Co. Ltd.	1,600	50,903
Nippon Kayaku Co. Ltd.	4,000	63,507
Nippon Light Metal Holding Co. Ltd.	15,100	44,445
Nippon Paint Holdings Co. Ltd.	4,797	169,232
Nippon Paper Industries Co. Ltd.	3,645	72,515
Nippon Prologis REIT, Inc.	44	92,515
Nippon REIT Investment Corp.	12	34,353
Nippon Seiki Co. Ltd.	1,000	23,173
Nippon Sheet Glass Co. Ltd. (a)	900	7,216
Nippon Shinyaku Co. Ltd.	1,000	70,868
Nippon Shokubai Co. Ltd.	900	67,888
Nippon Signal Co. Ltd.	200	2,207
Nippon Soda Co. Ltd.	1,000	6,256
Nippon Steel & Sumikin Bussan Corp.	100	5,521
Nippon Steel & Sumitomo Metal Corp.	20,295	486,582
Nippon Suisan Kaisha Co. Ltd.	8,100	49,560
Nippon Telegraph & Telephone Corp.	17,132	828,290
Nippon Yusen KK (a)	4,200	88,828
Nipro Corp.	4,338	63,244
Nishi-Nippon Financial Holdings, Inc.	1,900	22,170
Nishi-Nippon Railroad Co. Ltd.	1,000	26,733
Nishimatsu Construction Co. Ltd.	1,200	36,228
Nishimatsuya Chain Co. Ltd.	1,000	11,006
Nishio Rent All Co. Ltd.	100	3,492
Nissan Chemical Industries Co. Ltd.	3,800	141,738
Nissan Motor Co. Ltd.	60,448	587,879
Nissan Shatai Co. Ltd.	2,300	24,611
Nissha Co. Ltd.	800	25,734
Nisshin Oillio Group Ltd.	800	26,261
Nisshin Seifun Group, Inc.	7,800	137,081
Nisshin Steel Co. Ltd.	400	5,813
Nisshinbo Holdings, Inc.	4,100	49,231
Nissin Electric Co. Ltd.	400	4,896
Nissin Food Holdings Co. Ltd.	1,800	113,341
Nissin Kogyo Co. Ltd.	2,000	37,059
Nitori Holdings Co. Ltd.	2,000	290,663
Nitta Corp.	100	4,125
Nitto Boseki Co. Ltd.	1,200	40,331
Nitto Denko Corp.	4,542	422,350
Nitto Kogyo Corp.	500	8,570
NKSJ Holdings, Inc.	9,519	382,618
Noevir Holdings Co. Ltd.	600	36,187
NOF Corp.	2,000	57,801
Nojima Co. Ltd.	1,100	25,651
NOK Corp.	3,200	78,601
NOMURA Co. Ltd.	500	10,435
Nomura Holdings, Inc.	99,354	568,580
Nomura Real Estate Holdings, Inc.	3,100	68,233
Nomura Real Estate Master Fund, Inc.	117	146,337
Nomura Research Institute Ltd.	3,470	147,111
Noritz Corp.	1,500	27,561
North Pacific Bank Ltd.	5,300	17,839
NS Solutions Corp.	300	7,293
NSD Co. Ltd.	1,200	24,022
NSK Ltd.	11,900	171,342
NTN Corp.	13,000	63,145
NTT Data Corp.	15,400	179,360
NTT DOCOMO, Inc.	31,430	761,196
NTT Urban Development Co.	2,500	25,877
Obara Group, Inc.	100	5,785
Obayashi Corp.	16,600	217,349
OBIC Business Consultants Ltd.	100	4,942
OBIC Co. Ltd.	1,441	95,381
Odakyu Electric Railway Co. Ltd.	6,700	131,067
Ogaki Kyoritsu Bank Ltd.	800	22,838
Ohsho Food Service Corp.	100	4,181
Oiles Corp.	100	1,969
Oji Holdings Corp.	24,000	140,664
Okamoto Industries, Inc.	1,000	10,880
Okamura Corp.	800	8,975
Okasan Securities Group, Inc.	13,034	80,402
Oki Electric Industry Co. Ltd.	2,800	39,115
Okuma Corp.	1,000	61,468
Okumura Corp.	1,000	38,280
Olympus Corp.	7,200	267,946
OMRON Corp.	4,800	268,971
Ono Pharmaceutical Co. Ltd.	11,980	274,571
Onward Holdings Co. Ltd.	6,000	50,586
Open House Co. Ltd.	700	26,983
Optex Group Co. Ltd.	100	4,142
Oracle Corp. Japan	1,000	84,616
Orient Corp.	7,300	11,830
Oriental Land Co. Ltd.	5,334	426,631
ORIX Corp.	35,120	603,840
ORIX JREIT, Inc.	65	89,309
Osaka Gas Co. Ltd.	10,000	193,691
OSG Corp.	2,200	47,619
Otsuka Corp.	1,500	102,253
Otsuka Holdings Co. Ltd.	9,918	414,321
Outsourcing, Inc.	2,000	27,572
Pacific Industrial Co. Ltd.	200	2,601
Pacific Metals Co. Ltd. (a)	100	2,990
PALTAC Corp.	400	15,886
Panasonic Corp.	56,889	858,988
Paramount Bed Holdings Co. Ltd.	1,000	44,099
Park24 Co. Ltd.	3,240	74,894
Penta-Ocean Construction Co. Ltd.	10,400	68,802
PeptiDream, Inc. (a)	1,800	57,121
Pigeon Corp.	3,400	120,659
Pilot Corp.	1,600	80,896
Piolax, Inc.	300	8,300
Pioneer Corp. (a)	5,000	9,682
Plenus Co. Ltd.	100	2,037
Pola Orbis Holdings, Inc.	2,589	82,523
Premier Investment Corp.	17	15,004
Press Kogyo Co. Ltd.	500	2,812
Pressance Corp.	200	2,694
Prestige International, Inc.	800	8,630
Prima Meat Packers Ltd.	5,000	32,673
Raito Kogyo Co. Ltd.	200	2,043
Rakuten, Inc.	24,495	262,116
Recruit Holdings Co. Ltd.	28,454	697,625
Relia, Inc.	200	2,353
Relo Holdings Corp.	2,100	51,991
Renesas Electronics Corp. (a)	11,755	151,981
Rengo Co. Ltd.	2,500	16,372
Resona Holdings, Inc.	56,200	303,780
Resorttrust, Inc.	2,800	55,131
Ricoh Co. Ltd.	20,700	192,093
Ricoh Leasing Co. Ltd.	300	10,781
Ringer Hut Co. Ltd.	100	2,169
Rinnai Corp.	1,061	90,909
Riso Kagaku Corp.	100	1,917
ROHM Co. Ltd.	2,500	232,718
Rohto Pharmaceutical Co. Ltd.	2,800	64,631
Round One Corp.	2,100	27,138
Royal Holdings Co. Ltd.	100	2,585
Ryobi Ltd.	200	5,151
Ryohin Keikaku Co. Ltd.	583	171,983
Ryosan Co. Ltd.	200	8,118
Saizeriya Co. Ltd.	600	18,509
Sakai Moving Service Co. Ltd.	400	23,243
Sakata INX Corp.	1,600	30,856
Sakata Seed Corp.	700	21,166
San-A Co. Ltd.	300	13,805
San-Ai Oil Co. Ltd.	800	9,555
Sanden Holdings Corp. (a)	200	4,066
Sangetsu Corp.	1,000	18,404
Sanken Electric Co. Ltd.	1,000	6,288
Sanki Engineering Co. Ltd.	2,100	24,168
Sankyo Co. Ltd. (Gunma)	3,400	109,744
Sankyo Tateyama, Inc.	400	5,844
Sankyu, Inc.	1,200	49,612
Sanrio Co. Ltd.	900	14,905
Santen Pharmaceutical Co. Ltd.	9,660	153,500
Sanwa Holdings Corp.	5,800	72,734
Sanyo Chemical Industries Ltd.	100	5,252
Sanyo Special Steel Co. Ltd.	200	5,133
Sapporo Breweries Ltd.	1,200	38,026
Sato Holding Corp.	1,700	41,364
Sawai Pharmaceutical Co. Ltd.	500	28,360
SBI Holdings, Inc. Japan	9,200	145,191
Screen Holdings Co. Ltd.	1,500	117,568
SCSK Corp.	1,800	77,623
Secom Co. Ltd.	5,633	428,908
Sega Sammy Holdings, Inc.	5,919	83,324
Seibu Holdings, Inc.	3,700	66,148
Seikagaku Corp.	2,200	40,022
Seiko Epson Corp.	7,673	183,103
Seiko Holdings Corp.	200	4,993
Seino Holdings Co. Ltd.	4,100	59,817
Seiren Co. Ltd.	700	12,218
Sekisui Chemical Co. Ltd.	9,300	187,714
Sekisui House (REIT), Inc.	25	27,820
Sekisui House Ltd.	17,180	321,240
Sekisui House SI Residential Investment Corp.	30	29,459
Sekisui Jushi Corp.	100	2,233
SENKO Co. Ltd.	3,300	23,934
Senshu Ikeda Holdings, Inc.	26,390	101,892
Septeni Holdings Co. Ltd.	1,000	2,817
Seria Co. Ltd.	800	45,523
Seven & i Holdings Co. Ltd.	19,029	766,954
Seven Bank Ltd.	16,000	59,173
Sharp Corp. (a)	3,600	114,523
Shibuya Corp.	200	7,678
Shiga Bank Ltd.	5,000	28,703
Shikoku Electric Power Co., Inc.	4,500	58,883
Shima Seiki Manufacturing Ltd.	600	33,738
Shimachu Co. Ltd.	500	14,082
Shimadzu Corp.	6,400	133,070
Shimamura Co. Ltd.	600	66,845
SHIMANO, Inc.	1,865	255,209
SHIMIZU Corp.	14,900	175,379
Shin-Etsu Chemical Co. Ltd.	9,935	1,047,757
Shinko Electric Industries Co. Ltd.	1,800	13,871
Shinmaywa Industries Ltd.	1,000	9,839
Shinsei Bank Ltd.	4,500	75,941
Shionogi & Co. Ltd.	7,700	414,546
Ship Healthcare Holdings, Inc.	800	25,018
Shiseido Co. Ltd.	9,955	410,620
Shizuoka Bank Ltd.	15,000	145,974
Shizuoka Gas Co. Ltd.	300	2,344
SHO-BOND Holdings Co. Ltd.	400	24,615
Shochiku Co. Ltd.	100	14,888
Showa Corp.	500	6,554
Showa Denko K.K.	3,182	106,619
Showa Sangyo Co. Ltd.	200	5,216
Showa Shell Sekiyu K.K.	6,000	70,783
Siix Corp.	700	29,802
Sintokogio Ltd.	600	6,983
SKY Perfect JSAT Holdings, Inc.	3,000	13,910
Skylark Co. Ltd.	1,700	25,427
SMC Corp.	1,467	561,216
SMS Co., Ltd.	1,100	33,137
Sodick Co. Ltd.	600	8,303
SoftBank Corp.	21,101	1,870,017
Sohgo Security Services Co., Ltd.	1,800	86,720
Sojitz Corp.	49,100	148,185
Sony Corp.	32,805	1,372,387
Sony Financial Holdings, Inc.	4,500	74,761
Sosei Group Corp. (a)	528	48,450
Sotetsu Holdings, Inc.	2,200	56,760
Square Enix Holdings Co. Ltd.	2,800	112,911
St. Marc Holdings Co. Ltd.	100	3,022
Stanley Electric Co. Ltd.	3,339	123,257
Star Micronics Co. Ltd.	200	3,526
Start Today Co. Ltd.	4,700	128,731
Starts Corp., Inc.	500	13,561
Subaru Corp.	16,125	557,104
Sugi Holdings Co. Ltd.	1,100	55,827
Sumco Corp.	5,500	121,146
Sumitomo Bakelite Co. Ltd.	3,000	24,397
Sumitomo Chemical Co. Ltd.	40,000	281,114
Sumitomo Corp.	29,600	428,138
Sumitomo Electric Industries Ltd.	18,900	321,779
Sumitomo Forestry Co. Ltd.	6,123	103,112
Sumitomo Heavy Industries Ltd.	3,147	132,220
Sumitomo Metal Mining Co. Ltd.	7,100	280,106
Sumitomo Mitsui Construction Co. Ltd.	3,060	18,851
Sumitomo Mitsui Financial Group, Inc.	34,233	1,371,468
Sumitomo Mitsui Trust Holdings, Inc.	8,600	339,441
Sumitomo Osaka Cement Co. Ltd.	14,036	64,281
Sumitomo Realty & Development Co. Ltd.	8,787	294,296
Sumitomo Riko Co. Ltd.	500	4,856
Sumitomo Rubber Industries Ltd.	7,900	150,003
Sumitomo Seika Chemicals Co. Ltd.	100	5,313
Sundrug Co. Ltd.	2,741	119,284
Suntory Beverage & Food Ltd.	4,300	197,853
Suzuken Co. Ltd.	2,200	79,305
Suzuki Motor Corp.	9,040	495,150
Sysmex Corp.	3,800	260,071
T&D Holdings, Inc.	13,400	209,049
Tachi-S Co. Ltd.	1,100	20,662
Tadano Ltd.	3,500	53,342
Taiheiyo Cement Corp.	2,991	119,547
Taikisha Ltd.	1,100	32,036
Taisei Corp.	5,200	288,116
Taisho Pharmaceutical Holdings Co. Ltd.	600	45,694
Taiyo Holdings Co. Ltd.	500	24,026
Taiyo Nippon Sanso Corp.	3,900	46,828
Taiyo Yuden Co. Ltd.	3,100	54,124
Takara Bio, Inc.	700	9,314
Takara Holdings, Inc.	8,669	84,800
Takara Leben Co. Ltd.	300	1,379
Takara Standard Co. Ltd.	1,200	20,517
Takasago International Corp.	100	3,479
Takasago Thermal Engineering Co. Ltd.	500	8,804
Takashimaya Co. Ltd.	14,000	128,813
Takeda Pharmaceutical Co. Ltd.	18,921	1,066,859
Takeuchi Manufacturing Co. Ltd.	1,300	27,538
Takuma Co. Ltd.	3,000	36,906
Tamron Co. Ltd.	300	6,263
TDK Corp.	3,781	290,529
TechnoPro Holdings, Inc.	900	41,264
TECMO KOEI HOLDINGS CO., LTD.	400	7,943
Teijin Ltd.	7,600	160,856
Tekken Corp.	100	3,354
Temp Holdings Co., Ltd.	3,600	89,264
Terumo Corp.	8,000	333,362
The Aichi Bank Ltd.	100	6,162
The Aomori Bank Ltd.	1,000	32,245
The Awa Bank Ltd.	3,000	20,351
The Bank of Iwate Ltd.	100	4,119
The Bank of Okinawa Ltd.	500	20,398
The Bank of Saga Ltd.	300	7,496
The Chugoku Bank Ltd.	3,200	45,870
The Chukyo Bank Ltd.	1,400	28,537
The Daishi Bank Ltd., Niigata	1,792	87,753
The Eighteenth Bank Ltd.	1,000	2,694
The Hachijuni Bank Ltd.	12,800	80,160
The Hokkoku Bank Ltd.	500	22,890
The Hokuetsu Bank Ltd.	100	2,422
The Hyakugo Bank Ltd.	7,000	32,865
The Keiyo Bank Ltd.	6,000	29,404
The Kiyo Bank Ltd.	1,800	30,959
The Miyazaki Bank Ltd.	100	3,601
The Musashino Bank Ltd.	900	29,246
The Nanto Bank Ltd.	500	14,106
The Oita Bank Ltd.	1,000	40,484
The Okinawa Electric Power Co., Inc.	1,430	32,672
The Pack Corp.	300	10,424
The San-In Godo Bank Ltd.	4,500	41,385
The Shikoku Bank Ltd.	200	3,124
The Sumitomo Warehouse Co. Ltd.	1,000	6,864
The Suruga Bank Ltd.	3,900	88,798
The Tochigi Bank Ltd.	400	1,823
The Toho Bank Ltd.	9,000	34,741
The Towa Bank Ltd.	1,400	14,866
The Yamagata Bank Ltd.	200	4,710
The Yamanashi Chuo Bank Ltd.	1,000	4,454
THK Co. Ltd.	3,400	124,019
TKC Corp.	100	3,148
Toagosei Co. Ltd.	1,600	20,751
Tobu Railway Co. Ltd.	5,800	170,154
Toc Co. Ltd.	2,400	21,600
Toda Corp.	11,000	89,619
Toei Co. Ltd.	100	10,849
Toho Co. Ltd.	3,200	106,020
Toho Gas Co. Ltd.	2,400	67,101
Toho Holdings Co. Ltd.	1,200	23,588
Toho Zinc Co. Ltd.	100	4,871
Tohoku Electric Power Co., Inc.	15,600	204,654
Tokai Carbon Co. Ltd.	4,800	47,966
TOKAI Holdings Corp.	3,000	23,987
Tokai Rika Co. Ltd.	2,100	44,201
Tokai Tokyo Financial Holdings	3,400	22,258
Token Corp.	200	24,117
Tokio Marine Holdings, Inc.	17,593	758,385
Tokushu Tokai Paper Co. Ltd.	400	16,130
Tokuyama Corp.	2,035	57,747
Tokyo Broadcasting System Holding	700	14,254
Tokyo Century Corp.	700	30,534
Tokyo Dome Corp.	800	7,512
Tokyo Electric Power Co., Inc. (a)	35,028	143,777
Tokyo Electron Ltd.	4,123	725,977
Tokyo Gas Co. Ltd.	9,435	235,362
Tokyo Ohka Kogyo Co. Ltd.	600	21,942
Tokyo Seimitsu Co. Ltd.	700	27,828
Tokyo Steel Manufacturing Co. Ltd.	1,500	12,956
Tokyo Tatemono Co. Ltd.	5,000	70,142
Tokyo TY Financial Group, Inc.	1,500	40,505
Tokyotokeiba Co. Ltd.	100	3,043
Tokyu Construction Co. Ltd.	2,500	22,017
Tokyu Corp.	13,400	202,703
Tokyu Fudosan Holdings Corp.	19,300	126,533
Tokyu REIT, Inc.	19	22,295
TOMONY Holdings, Inc.	3,900	18,783
Tomy Co. Ltd.	2,500	40,448
Topcon Corp.	3,760	79,500
Toppan Forms Co. Ltd.	300	3,104
Toppan Printing Co. Ltd.	16,000	162,780
Topre Corp.	300	8,834
Topy Industries Ltd.	100	3,417
Toray Industries, Inc.	40,300	407,902
TORIDOLL Holdings Corp.	800	25,690
Toshiba Corp. (a)	105,527	305,086
Toshiba Machine Co. Ltd.	1,000	6,209
Toshiba Plant Systems & Services Corp.	400	6,900
Toshiba Tec Corp.	1,000	5,832
Tosho Co. Ltd.	200	5,524
Tosoh Corp.	7,100	153,223
Totetsu Kogyo Co. Ltd.	400	13,395
Toto Ltd.	3,300	161,614
Towa Pharmaceutical Co. Ltd.	100	5,172
Toyo Engineering Corp.	200	2,391
Toyo Ink South Carolina Holdings Co. Ltd.	18,749	110,417
Toyo Seikan Group Holdings Ltd.	3,800	67,214
Toyo Suisan Kaisha Ltd.	2,836	109,101
Toyo Tire & Rubber Co. Ltd.	2,700	61,092
Toyobo Co. Ltd.	3,200	61,640
Toyoda Gosei Co. Ltd.	1,300	31,788
Toyota Boshoku Corp.	1,800	36,248
Toyota Industries Corp.	4,000	246,206
Toyota Motor Corp.	66,092	4,099,428
Toyota Tsusho Corp.	5,649	205,457
TPR Co. Ltd.	1,200	42,423
Trancom Co. Ltd.	100	6,076
Trans Cosmos, Inc.	300	6,996
Trend Micro, Inc.	3,200	171,596
Trusco Nakayama Corp.	600	15,351
TS tech Co. Ltd.	1,600	57,302
TSI Holdings Co. Ltd.	300	2,514
Tsubaki Nakashima Co. Ltd.	300	6,918
Tsubakimoto Chain Co.	6,000	51,707
Tsukui Corp.	600	4,317
Tsumura & Co.	2,084	77,455
Tsuruha Holdings, Inc.	900	111,584
TV Asahi Corp.	100	2,014
Uacj Corp.	400	11,795
Ube Industries Ltd.	4,400	135,168
Ulvac, Inc.	1,159	82,108
Unicharm Corp.	10,100	229,833
Unipres Corp.	1,800	48,600
United Arrows Ltd.	400	14,992
United Super Markets Holdings, Inc.	2,500	23,339
United Urban Investment Corp.	75	107,896
Unitika Ltd. (a)	300	2,648
Universal Entertainment Corp.	300	9,773
Unizo Holdings Co. Ltd.	100	2,660
Ushio, Inc.	3,100	43,030
USS Co. Ltd.	8,500	171,826
V Technology Co. Ltd.	100	17,500
Valor Holdings Co. Ltd.	400	9,097
Vector, Inc.	900	11,900
VT Holdings Co. Ltd.	400	2,177
W-Scope Corp.	800	15,047
Wacoal Holdings Corp.	2,000	57,166
Wacom Co. Ltd.	4,200	20,531
Welcia Holdings Co. Ltd.	1,100	41,747
West Japan Railway Co.	4,456	314,219
Xebio Holdings Co. Ltd.	500	9,572
Yahoo! Japan Corp.	36,265	162,136
Yakult Honsha Co. Ltd.	2,100	173,624
YAMABIKO Corp.	200	2,722
Yamada Denki Co. Ltd.	21,110	112,288
Yamaguchi Financial Group, Inc.	4,000	48,453
Yamaha Corp.	4,000	157,167
Yamaha Motor Co. Ltd.	6,807	204,296
Yamato Holdings Co. Ltd.	9,200	188,101
Yamato Kogyo Co. Ltd.	800	21,399
Yamazaki Baking Co. Ltd.	2,900	52,200
Yamazen Co. Ltd.	300	3,430
Yaoko Co. Ltd.	400	19,633
Yaskawa Electric Corp.	6,800	243,649
Yodogawa Steel Works Ltd.	900	26,361
Yokogawa Bridge Holdings Corp.	200	4,265
Yokogawa Electric Corp.	5,912	112,306
Yokohama Reito Co. Ltd.	800	7,609
Yokohama Rubber Co. Ltd.	3,000	67,446
Yondoshi Holdings, Inc.	100	2,751
YONEX Co. Ltd.	400	2,916
Yoshinoya Holdings Co. Ltd.	2,300	38,255
Yuasa Trading Co. Ltd.	400	14,747
Zenkoku Hosho Co. Ltd.	1,000	41,089
Zenrin Co. Ltd.	700	22,243
Zensho Holdings Co. Ltd.	6,300	116,770
Zeon Corp.	6,000	79,882
ZERIA Pharmaceutical Co. Ltd.	200	3,505
Zojirushi Thermos	600	5,415

TOTAL JAPAN		110,060,726

Korea (South) - 3.5%
Advanced Process Systems Corp.	72	2,473
AhnLab, Inc.	84	3,756
AMOREPACIFIC Corp.	639	179,454
AMOREPACIFIC Group, Inc.	794	101,905
Asiana Airlines, Inc. (a)	685	2,834
BEP International Holdings Ltd. (a)	55	429
BGFretail Co. Ltd. (d)	468	33,109
BS Financial Group, Inc.	6,620	58,853
Bukwang Pharmaceutical Co. Ltd.	208	4,121
Celltrion, Inc.	1,972	305,300
CHA Biotech Co. Ltd. (a)	292	3,421
Cheil Industries, Inc.	2,080	275,327
Cheil Worldwide, Inc.	1,563	29,077
Chong Kun Dang Pharmaceutical Corp.	156	15,696
CJ CGV Co. Ltd.	141	8,777
CJ CheilJedang Corp.	361	118,171
CJ Corp.	724	120,765
CJ E&M Corp.	481	36,352
CJ O Shopping Co. Ltd.	33	5,838
Com2uS Corp.	220	26,248
Cosmax, Inc.	101	12,556
Coway Co. Ltd.	1,192	103,732
Daelim Industrial Co.	1,814	135,309
Daesang Corp.	710	15,113
Daewoo Engineering & Construction Co. Ltd. (a)	8,142	53,523
Daou Technology, Inc.	69	1,132
DGB Financial Group Co. Ltd.	4,375	40,890
DIO Corp. (a)	21	637
Dong Suh Companies, Inc.	448	11,019
Dong-A Socio Holdings Co. Ltd.	6	655
Dongbu HiTek Co. Ltd. (a)	1,070	13,685
Dongbu Insurance Co. Ltd.	1,585	99,941
Dongkuk Steel Mill Co. Ltd.	3,645	35,371
Dongwon Industries Co.	9	2,298
Doosan Bobcat, Inc.	975	31,611
Doosan Heavy Industries & Construction Co. Ltd.	666	10,424
Doosan Infracore Co. Ltd. (a)	1,963	16,258
DOUBLEUGAMES Co. Ltd.	331	15,187
DuzonBizon Co. Ltd.	136	3,892
E-Mart Co. Ltd.	596	119,404
EO Technics Co. Ltd.	146	11,870
Fila Korea Ltd.	250	15,137
Foosung Co. Ltd. (a)	328	2,620
GemVax & Kael Co. Ltd. (a)	176	1,913
Genexine Co. Ltd. (a)	65	2,488
Grand Korea Leisure Co. Ltd.	182	4,558
Green Cross Corp.	278	52,463
Green Cross Holdings Corp.	407	13,778
GS Engineering & Construction Corp. (a)	720	16,743
GS Holdings Corp.	1,825	108,055
GS Retail Co. Ltd.	408	12,188
Halla Holdings Corp.	157	9,506
Hana Financial Group, Inc.	7,852	336,738
Hana Tour Service, Inc.	179	15,977
Handsome Co. Ltd.	125	3,354
Hanjin Kal Corp. (a)	744	14,373
Hankook Tire Co. Ltd.	2,053	99,153
Hankook Tire Worldwide Co. Ltd.	144	2,589
Hanmi Pharm Co. Ltd.	147	60,938
Hanmi Science Co. Ltd.	337	27,669
Hanon Systems	6,645	77,261
Hansae Co. Ltd.	90	2,097
Hansol Chemical Co. Ltd.	46	3,036
Hanssem Co. Ltd.	376	57,337
Hanwha Chemical Corp.	3,412	92,922
Hanwha Corp.	1,560	62,297
Hanwha Life Insurance Co. Ltd.	14,410	102,073
Hanwha Techwin Co. Ltd. (a)	1,726	59,278
Hite Jinro Co. Ltd.	2,113	50,269
HLB, Inc. (a)	873	19,481
Homecast Co. Ltd. (a)	104	1,256
Hotel Shilla Co.	790	55,324
Huchems Fine Chemical Corp.	136	2,865
HUGEL, Inc. (a)	80	30,695
Hyosung Corp.	729	87,695
Hyundai Construction Equipment Co. Ltd.	81	27,094
Hyundai Construction Equipment Co. Ltd. rights 11/7/17	6	534
Hyundai Department Store Co. Ltd.	262	21,441
Hyundai Electric & Energy System Co. Ltd.	21	4,433
Hyundai Electric & Energy System Co. Ltd. rights 11/10/17	6	268
Hyundai Elevator Co. Ltd.	72	3,529
Hyundai Engineering & Construction Co. Ltd.	2,598	87,948
Hyundai Fire & Marine Insurance Co. Ltd.	2,065	83,757
Hyundai Glovis Co. Ltd.	370	49,969
Hyundai Greenfood Co. Ltd.	1,111	15,899
Hyundai Heavy Industries Co. Ltd. (a)	1,130	158,167
Hyundai Home Shopping Network Corp.	100	10,911
Hyundai Industrial Development & Construction Co.	2,332	83,637
Hyundai Mipo Dockyard Co. Ltd. (a)	510	49,491
Hyundai Mobis	1,722	410,444
Hyundai Motor Co.	3,803	547,615
Hyundai Robotics Co. Ltd.	284	114,683
Hyundai Rotem Co. Ltd. (a)	47	824
Hyundai Steel Co.	1,699	87,374
Hyundai Wia Corp.	236	13,614
Iljin Materials Co. Ltd.	437	12,605
Illinois-Yang Pharmaceutical Co. Ltd.	24	747
Industrial Bank of Korea	11,020	151,291
INNOCEAN Worldwide, Inc.	16	1,099
iNtRON Biotechnology, Inc. (a)	22	630
IS Dongseo Co. Ltd.	24	742
JB Financial Group Co. Ltd.	368	1,939
Jeil Pharma Holdings, Inc.	18	644
Jeil Pharmaceutical Co. Ltd.	43	2,431
Jenax, Inc. (a)	56	1,402
JW Holdings Corp.	116	835
JW Pharmaceutical Corp.	100	3,725
Kakao Corp.	1,059	136,390
Kangwon Land, Inc.	4,549	139,551
KB Financial Group, Inc.	12,083	633,028
KC Tech Co. Ltd. (d)	652	13,995
KCC Corp.	139	48,484
KEPCO Plant Service & Engineering Co. Ltd.	257	9,493
Kia Motors Corp.	7,461	236,224
Kiwoom Securities Co. Ltd.	74	4,745
Koh Young Technology, Inc.	76	5,220
Kolon Industries, Inc.	569	38,524
Kolon Life Science, Inc.	117	16,052
Komipharm International Co. Ltd. (a)	479	17,179
Korea Aerospace Industries Ltd.	1,877	95,353
Korea Electric Power Corp.	6,810	239,238
Korea Electric Terminal Co. Ltd.	40	2,504
Korea Express Co. Ltd. (a)	197	27,662
Korea Gas Corp. (a)	700	25,575
Korea Investment Holdings Co. Ltd.	1,599	90,526
Korea Kolmar Co. Ltd.	356	26,364
Korea Petro Chemical Industries Co. Ltd.	31	6,931
Korea Real Estate Investment Trust Co.	960	2,851
Korea Zinc Co. Ltd.	408	186,833
Korean Air Lines Co. Ltd. (a)	1,186	33,572
Korean Reinsurance Co.	3,067	30,722
KT Corp.	90	2,367
KT Corp. sponsored ADR	640	9,210
KT Skylife Co. Ltd.	136	1,691
KT&G Corp.	3,999	379,123
Kumho Petro Chemical Co. Ltd.	424	26,318
Kumho Tire Co., Inc. (a)	1,096	6,421
Kwangju Bank Co. Ltd.	223	2,353
LG Chemical Ltd.	1,023	369,184
LG Corp.	2,896	222,751
LG Display Co. Ltd.	7,590	198,960
LG Electronics, Inc.	2,598	211,448
LG Fashion Corp.	209	4,823
LG Hausys Ltd.	145	11,788
LG Home Shopping, Inc.	38	7,144
LG Household & Health Care Ltd.	191	201,063
LG Innotek Co. Ltd.	275	42,304
LG International Corp.	169	4,391
Loen Entertainment, Inc.	14	1,334
Lotte Chemical Corp.	456	150,696
Lotte Chilsung Beverage Co. Ltd.	16	19,791
Lotte Confectionery Co. Ltd. (a)	23	3,826
Lotte Confectionery Co. Ltd.	623	41,511
Lotte Fine Chemical Co. Ltd.	386	13,896
LOTTE Hi-Mart Co. Ltd.	97	6,429
Lotte Samkang Co. Ltd.	1	536
Lotte Shopping Co. Ltd.	213	42,863
LS Cable Ltd.	392	27,697
LS Industrial Systems Ltd.	338	18,108
Mando Corp.	151	44,094
Medipost Co. Ltd. (a)	320	27,933
Medy-Tox, Inc.	157	59,467
Meritz Financial Holdings Co.	497	7,245
Meritz Fire & Marine Insurance Co. Ltd.	1,224	28,134
Meritz Securities Co. Ltd.	22,604	90,065
Mirae Asset Daewoo Co. Ltd.	8,409	76,337
Mirae Asset Life Insurance Co. Ltd.	883	4,628
NAVER Corp.	697	557,306
NCSOFT Corp.	518	197,593
Netmarble Games Corp.	551	85,748
Nexen Corp.	3,437	25,053
Nexen Tire Corp.	309	3,551
NHN Entertainment Corp. (a)	450	27,610
Nong Shim Co. Ltd.	55	17,094
Oci Co. Ltd.	399	40,325
Orion Corp./Republic of Korea	792	75,085
Orion Holdings Corp.	184	4,238
Osstem Implant Co. Ltd. (a)	126	8,103
Ottogi Corp.	19	12,898
Paradise Co. Ltd.	634	11,397
Partron Co. Ltd.	892	6,973
Poongsan Corp.	175	7,677
POSCO	2,117	618,322
Posco Daewoo Corp.	1,030	17,872
S&T Motiv Co. Ltd.	21	856
S-Oil Corp.	1,271	146,074
S.M. Entertainment Co. Ltd. (a)	126	3,747
S1 Corp.	277	22,693
Samlip General Food Co. Ltd.	19	2,337
Samsung Biologics Co. Ltd.	439	150,771
Samsung Card Co. Ltd.	273	8,949
Samsung Electro-Mechanics Co. Ltd.	1,337	124,362
Samsung Electronics Co. Ltd.	2,492	6,138,118
Samsung Engineering Co. Ltd. (a)	1,971	21,507
Samsung Fire & Marine Insurance Co. Ltd.	815	198,996
Samsung Heavy Industries Co. Ltd. (a)	7,498	79,132
Samsung Life Insurance Co. Ltd.	1,704	205,744
Samsung SDI Co. Ltd.	1,344	247,622
Samsung SDS Co. Ltd.	1,129	209,020
Samsung Securities Co. Ltd.	1,786	56,866
Samyang Holdings Corp.	20	1,617
Sebang Global Battery Co. Ltd.	44	1,332
Seegene, Inc. (a)	124	3,155
Seoul Semiconductor Co. Ltd.	380	9,329
SFA Engineering Corp.	764	27,845
Shinhan Financial Group Co. Ltd.	11,256	506,621
Shinsegae Co. Ltd.	122	24,987
SillaJen, Inc.	1,938	116,999
SK C&C Co. Ltd.	814	210,764
SK Chemicals Co. Ltd.	1,168	77,199
SK Energy Co. Ltd.	1,616	296,291
SK Gas Co. Ltd.	28	2,344
SK Hynix, Inc.	15,457	1,136,371
SK Materials Co., Ltd.	159	26,664
SK Networks Co. Ltd.	2,149	12,781
SK Securities Co. Ltd. (a)	9,793	10,905
SK Telecom Co. Ltd.	692	163,698
SKC Co. Ltd.	1,350	47,995
Soulbrain Co. Ltd.	328	20,183
Ssangyong Cement Industrial Co. Ltd.	142	2,057
STX Pan Ocean Co. Ltd. (Korea) (a)	6,095	28,674
Taekwang Industrial Co. Ltd.	2	2,041
Tong Yang Life Insurance Co. Ltd.	381	3,019
Tongyang, Inc.	451	787
Toptec Co. Ltd.	860	21,652
Vieworks Co. Ltd.	36	1,227
ViroMed Co. Ltd. (a)	433	57,393
WONIK IPS Co. Ltd. (a)	486	15,757
Woori Bank	12,877	188,878
Woori Investment & Securities Co. Ltd.	2,549	32,031
Youngone Corp.	229	7,046
Yuhan Corp.	244	44,519
YUNGJIN Pharmaceutical Co. Ltd. (a)	1,256	9,987

TOTAL KOREA (SOUTH)		22,398,993

Luxembourg - 0.3%
ADO Properties SA	722	35,500
Aperam	1,000	53,799
ArcelorMittal SA (Netherlands) (a)	17,468	500,856
B&M European Value Retail S.A.	18,712	98,738
Eurofins Scientific SA	306	191,410
Grand City Properties SA	5,522	118,354
Millicom International Cellular SA (depository receipt)	1,870	119,616
RTL Group SA	808	59,945
SAF-Holland SA	689	13,648
Senvion SA (a)	939	12,529
SES SA (France) (depositary receipt)	9,975	162,207
Subsea 7 SA	6,224	104,622
Tenaris SA	11,524	157,318

TOTAL LUXEMBOURG		1,628,542

Malaysia - 0.5%
AEON Credit Service Bhd	450	1,478
AirAsia Bhd	43,900	34,647
Alliance Bank Malaysia Bhd	40,000	34,877
AMMB Holdings Bhd	63,200	63,917
Astro Malaysia Holdings Bhd	24,500	16,268
Axiata Group Bhd	58,877	74,987
Berjaya Sports Toto Bhd	6,300	3,588
British American Tobacco (Malaysia) Bhd	3,400	31,493
Bumi Armada Bhd (a)	5,300	914
Bumiputra-Commerce Holdings Bhd	110,596	160,458
Bursa Malaysia Bhd	16,800	39,658
Cahya Mata Sarawak Bhd	36,300	31,737
CapitaLand Malaysia Mall Trust	4,400	1,539
Carlsberg Brewery BHD	6,000	22,599
Dialog Group Bhd	42,600	22,750
DiGi.com Bhd	103,800	122,637
Felda Global Ventures Holdings Bhd	10,500	4,739
Gamuda Bhd	78,400	97,259
Genting Bhd	65,100	139,214
Genting Malaysia Bhd	72,700	86,409
Genting Plantations Bhd	5,700	14,385
Hap Seng Consolidated Bhd	6,200	13,595
Hartalega Holdings Bhd	10,400	18,726
Hong Leong Bank Bhd	27,300	102,827
Hong Leong Credit Bhd	7,900	31,174
IGB (REIT)	19,600	7,642
IHH Healthcare Bhd	41,200	54,907
IJM Corp. Bhd	125,600	94,675
Inari Amertron Bhd	48,300	32,071
IOI Corp. Bhd	78,900	83,151
IOI Properties Group Bhd	15,875	7,465
Kossan Rubber Industries Bhd	14,900	25,420
KPJ Healthcare Bhd	198,000	47,722
Kuala Lumpur Kepong Bhd	9,400	54,641
Lafarge Malaysia Bhd	17,400	28,616
Mah Sing Group Bhd	78,600	28,602
Malayan Banking Bhd	85,834	187,610
Malaysia Airports Holdings Bhd	33,800	66,130
Malaysia Building Society Bhd	10,158	2,664
Maxis Bhd	78,000	109,664
MISC Bhd	31,100	51,074
My E.G.Services Bhd	30,250	15,654
Osk Holdings Bhd	2,500	933
Petronas Chemicals Group Bhd	60,500	105,360
Petronas Dagangan Bhd	6,200	35,102
Petronas Gas Bhd	17,800	75,877
POS Malaysia & Services Holding BHD	2,300	2,984
PPB Group Bhd	16,700	66,216
Public Bank Bhd	72,200	349,058
QL Resources Bhd	17,550	16,132
RHB Capital Bhd	8,700	10,443
SapuraKencana Petroleum Bhd	144,500	54,631
Sime Darby Bhd	77,089	167,585
Sunway (REIT)	5,900	2,398
Sunway Bhd	66,320	27,111
Sunway Bhd warrants 10/3/24 (a)	696	105
Telekom Malaysia Bhd	32,300	48,465
Tenaga Nasional Bhd	82,600	292,769
TIME dotCom Bhd	14,400	31,236
Top Glove Corp. Bhd	25,800	39,017
UEM Land Holdings Bhd (a)	9,900	2,597
UMW Holdings Bhd	6,700	8,296
UMW Oil & Gas Corp. Bhd (a)	26,254	1,985
UMW Oil & Gas Corp. Bhd warrants 9/30/24	4,836	211
UOA Development Bhd	4,000	2,410
Westports Holdings Bhd	15,700	13,763
Yinson Holdings Bhd	23,500	21,990
YTL Corp. Bhd	134,334	40,313
YTL Power International Bhd	60,588	18,612

TOTAL MALAYSIA		3,505,182

Malta - 0.0%
Brait SA	8,117	30,370
Kindred Group PLC (depositary receipt)	4,032	51,486

TOTAL MALTA		81,856

Marshall Islands - 0.0%
Seaspan Corp. (b)	665	4,655
Mauritius - 0.0%
Golden Agri-Resources Ltd.	246,700	71,489
Mexico - 0.7%
Alfa SA de CV Series A	83,300	87,029
Alsea S.A.B. de CV	15,211	46,113
America Movil S.A.B. de CV Series L	857,296	739,613
Banregio Grupo Financiero S.A.B. de CV	3,100	16,491
Bolsa Mexicana de Valores S.A.B. de CV	3,500	5,844
CEMEX S.A.B. de CV unit	417,732	339,472
Coca-Cola FEMSA S.A.B. de CV Series L	16,400	110,786
Compartamos S.A.B. de CV	12,300	12,459
Concentradora Fibra Danhos SA de CV	1,300	2,202
Concentradora Fibra Hotelera Mexicana SA de CV	47,600	31,879
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	22,411
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	22,000	22,423
Corporacion Inmobiliaria Vesta S.A.B. de CV	8,100	10,055
Credito Real S.A.B. de CV	13,100	21,005
El Puerto de Liverpool S.A.B. de CV Class C	5,300	36,104
Embotelladoras Arca S.A.B. de CV	9,200	58,549
Fibra Uno Administracion SA de CV	71,135	111,943
Fomento Economico Mexicano S.A.B. de CV unit	51,991	453,883
Genomma Lab Internacional SA de CV (a)	18,100	21,119
Gruma S.A.B. de CV Series B	6,540	85,667
Grupo Aeromexico S.A.B. de CV (a)	17,486	27,727
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	9,196	87,217
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	7,125	127,071
Grupo Aeroportuario Norte S.A.B. de CV	6,100	30,780
Grupo Bimbo S.A.B. de CV Series A	37,277	86,175
Grupo Carso SA de CV Series A1	10,227	33,169
Grupo Comercial Chedraui S.A.B. de CV	3,100	6,026
Grupo Financiero Banorte S.A.B. de CV Series O	69,539	412,698
Grupo Financiero Inbursa S.A.B. de CV Series O	53,300	91,605
Grupo Financiero Interacciones SA de CV	500	2,293
Grupo Financiero Santander Mexico S.A.B. de CV	45,900	77,307
Grupo Herdez S.A.B. de CV	800	1,712
Grupo Lala S.A.B. de CV	21,000	32,434
Grupo Mexico SA de CV Series B	93,617	304,411
Grupo Televisa SA de CV	60,170	263,412
Hoteles City Express S.A.B. de CV (a)	1,700	2,077
Industrias Bachoco SA de CV Series B	2,600	12,768
Industrias CH SA de CV (a)	2,000	7,958
Industrias Penoles SA de CV	3,670	85,317
Infraestructura Energetica Nova S.A.B. de CV	11,433	58,376
Kimberly-Clark de Mexico SA de CV Series A	41,867	72,087
Macquarie Mexican (REIT)	28,400	34,071
Mexichem S.A.B. de CV	26,328	67,785
Minera Frisco S.A.B. de CV (a)	4,100	2,410
Prologis Property Mexico SA	1,900	3,718
Promotora y Operadora de Infraestructura S.A.B. de CV	6,440	61,156
Qualitas Controladora S.A.B. de CV	2,300	3,807
Telesites S.A.B. de C.V. (a)	40,900	30,208
Terrafina	48,800	75,115
Unifin Financiera SAPI de CV	2,000	6,810
Wal-Mart de Mexico SA de CV Series V	135,730	303,294

TOTAL MEXICO		4,646,041

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	80,000	97,726
Netherlands - 3.0%
Aalberts Industries NV	2,036	100,427
ABN AMRO Group NV GDR	11,337	350,155
Accell Group NV	348	10,629
AEGON NV	44,661	263,672
AerCap Holdings NV (a)	4,942	260,147
Airbus Group NV	14,879	1,526,810
Akzo Nobel NV	6,269	567,692
Altice NV:
Class A (a)	13,145	247,977
Class B (a)	3,352	63,215
AMG Advanced Metallurgical Group NV	399	19,109
Arcadis NV	1,962	45,366
ASM International NV (Netherlands)	1,371	91,860
ASML Holding NV (Netherlands)	9,515	1,716,786
ASR Nederland NV	3,404	139,573
Basic-Fit NV (a)	1,253	28,775
BE Semiconductor Industries NV	996	78,255
BinckBank NV	316	1,610
Brunel International NV	60	1,020
CNH Industrial NV	27,244	348,135
COSMO Pharmaceuticals NV	204	29,547
CSM NV (exchangeable)	1,625	54,307
Eurocommercial (Certificaten Van Aandelen) unit	1,187	49,431
Euronext NV	1,524	90,555
EXOR NV	3,215	206,162
Ferrari NV	3,203	383,921
Fiat Chrysler Automobiles NV	27,962	483,362
Flow Traders BV	1,007	25,044
Fugro NV (Certificaten Van Aandelen) (a)	3,080	39,698
Gemalto NV	1,810	71,643
Heineken Holding NV	2,799	259,855
Heineken NV (Bearer)	5,669	552,452
IMCD Group BV	1,851	116,431
ING Groep NV (Certificaten Van Aandelen)	96,578	1,784,712
Intertrust NV	2,040	31,367
Interxion Holding N.V. (a)	2,425	129,471
Kendrion NV	921	40,306
Koninklijke Ahold Delhaize NV	33,837	636,750
Koninklijke BAM Groep NV	9,121	51,529
Koninklijke Boskalis Westminster NV	3,012	107,712
Koninklijke DSM NV	4,535	386,897
Koninklijke KPN NV	86,925	299,098
Koninklijke Philips Electronics NV	23,968	976,767
Koninklijke Wessanen NV	1,072	20,360
NN Group NV	7,781	325,931
Nsi NV	159	6,030
NXP Semiconductors NV (a)	8,849	1,035,775
OCI NV (a)	2,113	50,125
Philips Lighting NV	2,306	87,367
PostNL NV	9,444	40,274
QIAGEN NV (Germany)	5,544	187,764
Randstad Holding NV	2,905	178,737
Refresco Group NV	1,213	28,047
RELX NV	25,223	569,698
RHI Magnesita NV	886	39,342
SBM Offshore NV	4,996	89,156
Steinhoff International Holdings NV (South Africa)	79,064	343,405
STMicroelectronics NV (France)	17,076	401,992
Takeaway.com Holding BV (a)(e)	411	19,425
TKH Group NV (depositary receipt)	1,108	74,664
TomTom Group BV (a)	7,482	85,237
Unilever NV (Certificaten Van Aandelen) (Bearer)	41,432	2,406,784
VastNed Retail NV	905	39,616
Vopak NV	1,865	80,761
Wereldhave NV	938	42,629
Wolters Kluwer NV	8,308	407,232

TOTAL NETHERLANDS		19,228,581

New Zealand - 0.2%
Air New Zealand Ltd.	16,605	37,497
Argosy Property Ltd.	24,000	16,998
Auckland International Airport Ltd.	23,235	99,055
Chorus Ltd.	11,969	32,884
Contact Energy Ltd.	25,876	101,815
Fisher & Paykel Healthcare Corp.	16,401	148,707
Fletcher Building Ltd.	17,859	89,946
Freightways Ltd.	2,052	10,756
Genesis Energy Ltd.	3,981	6,674
Goodman Property Trust	5,636	5,052
Infratil Ltd.	17,752	39,055
Kiwi Property Group Ltd.	31,962	28,980
Mercury Nz Ltd.	14,767	33,246
Meridian Energy Ltd.	30,885	60,234
Metlifecare Ltd.	1,937	7,661
New Zealand Refining Co. Ltd.	2,258	3,894
Precinct Properties New Zealand Ltd.	32,328	28,648
Ryman Healthcare Group Ltd.	9,971	63,455
Sky Network Television Ltd.	8,011	13,705
SKYCITY Entertainment Group Ltd.	23,539	62,659
Spark New Zealand Ltd.	49,812	125,438
Summerset Group Holdings Ltd.	6,184	20,608
The a2 Milk Co. Ltd. (a)	14,245	84,514
Trade Maine Group Ltd.	9,680	29,874
Xero Ltd. (a)	2,424	57,061
Z Energy Ltd.	20,717	104,482

TOTAL NEW ZEALAND		1,312,898

Norway - 0.5%
Akastor ASA (a)	1,713	3,943
Aker ASA (A Shares)	736	33,340
Aker Bp ASA	2,834	65,160
Aker Solutions ASA (a)	1,985	10,892
Austevoll Seafood ASA	2,606	26,082
B2Holding ASA	10,356	23,329
Borregaard ASA	1,689	16,284
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	19,161	23,224
DNB ASA	24,980	481,679
Entra ASA	5,779	79,596
Europris ASA	6,082	27,700
Gjensidige Forsikring ASA	4,532	85,280
IDEX ASA (a)	15,306	9,013
Kongsberg Automotive ASA (a)	6,068	7,139
Leroy Seafood Group ASA	7,885	47,360
Marine Harvest ASA	11,580	226,128
Merkantildata ASA	1,332	16,797
Nordic Nanovector ASA (a)	1,041	10,655
Nordic VLSI ASA (a)	1,393	6,975
Norsk Hydro ASA	34,400	265,960
Norway Royal Salmon ASA	135	2,620
Norwegian Air Shuttle A/S (a)	523	14,791
Norwegian Finans Holding ASA (a)	3,567	44,544
Ocean Yield ASA	229	2,040
Opera Software ASA	778	2,229
Orkla ASA	21,026	205,807
Petroleum Geo-Services ASA (a)	4,198	6,872
Protector Forsikring ASA	1,752	19,090
Renewable Energy Corp. ASA (a)	21,761	2,851
Salmar ASA	1,427	42,576
Schibsted ASA:
(A Shares)	2,901	74,798
(B Shares)	990	23,211
Skandiabanken ASA	1,730	17,527
Sparebanken Midt-Norge	4,616	47,895
Sparebanken Nord-Norge	2,669	21,076
Statoil ASA	27,522	559,179
Storebrand ASA (A Shares)	12,080	103,452
Telenor ASA	18,820	399,764
TGS Nopec Geophysical Co. ASA	3,733	85,693
Thin Film Electronics ASA (a)	2,726	811
Wallenius Wilhelmsen Logistics (a)	3,283	18,851
XXL ASA	1,862	20,061
Yara International ASA	4,893	232,310

TOTAL NORWAY		3,414,584

Pakistan - 0.0%
Engro Corp. Ltd.	6,200	16,364
Fauji Fertilizer Co. Ltd.	31,000	23,567
Habib Bank Ltd.	11,000	16,760
Hub Power Co. Ltd.	17,200	16,755
Lucky Cement Ltd.	2,900	13,403
MCB Bank Ltd.	28,400	53,594
National Bank of Pakistan	15,500	6,495
Oil & Gas Development Co. Ltd.	34,300	46,773
Pakistan State Oil Co. Ltd.	8,400	27,102
United Bank Ltd.	9,900	16,832

TOTAL PAKISTAN		237,645

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	32,701	184,705
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	6,645	91,635
Grana y Montero SAA sponsored ADR (a)	2,645	11,903

TOTAL PERU		103,538

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	59,760	86,769
Aboitiz Power Corp.	16,800	13,841
Alliance Global Group, Inc. (a)	125,700	38,988
Ayala Corp.	8,005	159,990
Ayala Land, Inc.	209,800	175,696
Bank of the Philippine Islands (BPI)	11,510	21,866
BDO Unibank, Inc.	47,683	127,098
Benpres Holdings Corp.	43,900	4,936
Bloomberry Resorts Corp. (a)	131,300	24,028
Cebu Air, Inc.	5,790	12,234
CEMEX Holdings Philippines, Inc. (a)	12,400	1,099
Cosco Capital, Inc.	9,000	1,486
D&L Industries, Inc.	13,200	2,656
DMCI Holdings, Inc.	89,300	26,555
DoubleDragon Properties Corp.	7,760	6,092
Filinvest Land, Inc.	24,000	921
First Gen Corp.	9,200	3,135
First Phillipines Holdings Corp.	6,460	7,996
Globe Telecom, Inc.	385	15,240
GT Capital Holdings, Inc.	1,875	42,890
International Container Terminal Services, Inc.	11,690	23,998
JG Summit Holdings, Inc.	65,700	97,941
Jollibee Food Corp.	12,790	61,737
Manila Water Co., Inc.	38,600	23,196
Megaworld Corp.	325,000	33,580
Metro Pacific Investments Corp.	571,600	75,348
Metropolitan Bank & Trust Co.	27,440	46,065
Philippine Long Distance Telephone Co.	2,545	84,466
PNOC Energy Development Corp.	25,104	2,808
Robinsons Land Corp.	24,400	11,920
Security Bank Corp.	13,030	62,137
SM Investments Corp.	5,490	101,636
SM Prime Holdings, Inc.	225,400	161,669
Universal Robina Corp.	22,990	63,731
Vista Land & Lifescapes, Inc.	61,300	7,237

TOTAL PHILIPPINES		1,630,985

Poland - 0.3%
Alior Bank SA (a)	2,564	50,950
Asseco Poland SA	2,194	28,751
Bank Handlowy w Warszawie SA	351	7,177
Bank Millennium SA (a)	14,956	32,789
Bank Polska Kasa Opieki SA	4,063	132,719
Bank Zachodni WBK SA	749	75,169
BRE Bank SA (a)	373	47,184
Budimex SA	198	10,145
CD Projekt RED SA	1,730	57,319
Ciech SA	399	6,784
Cyfrowy Polsat SA	4,115	28,670
ENEA SA	5,656	21,645
Energa SA	3,153	10,958
Eurocash SA	2,146	21,702
Globe Trade Centre SA	954	2,359
Grupa Lotos SA	2,524	45,786
Jastrzebska Spolka Weglowa SA (a)	1,527	41,070
KGHM Polska Miedz SA (Bearer)	3,268	110,386
Kruk SA	429	32,883
LPP SA	29	68,309
Netia Holdings SA	7,446	8,387
NG2 SA	680	50,991
PKP Cargo SA (a)	727	10,382
Polish Oil & Gas Co. SA	37,624	69,151
Polska Grupa Energetyczna SA	18,198	65,244
Polski Koncern Naftowy Orlen SA	7,999	282,826
Powszechna Kasa Oszczednosci Bank SA	25,858	275,278
Powszechny Zaklad Ubezpieczen SA	14,560	187,923
Synthos SA	14,646	19,837
Tauron Polska Energia SA (a)	27,541	26,633
Telekomunikacja Polska SA (a)	13,155	20,275
Warsaw Stock Exchange	1,335	16,871
Zaklady Azotowe w Tarnowie-Moscicach SA	855	17,147

TOTAL POLAND		1,883,700

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	244,431	73,032
CTT Correios de Portugal SA	2,294	13,510
Energias de Portugal SA	62,055	221,408
Galp Energia SGPS SA Class B	13,357	248,320
Jeronimo Martins SGPS SA	7,258	131,890
NOS SGPS SA	7,541	45,186
Portucel Industrial Empresa Produtora de Celulosa SA	1,969	10,044
REN - Redes Energeticas Nacionais SGPS SA	17,477	55,516
Sonae SGPS SA	6,937	8,307

TOTAL PORTUGAL		807,213

Qatar - 0.1%
Barwa Real Estate Co.	3,257	26,843
Doha Bank	2,988	23,141
Ezdan Holding Group	18,847	49,172
Gulf International Services QSC	100	481
Gulf Warehousing Co. (a)	1,657	18,612
Industries Qatar QSC	4,761	124,868
Masraf al Rayan	9,108	89,398
Medicare Group (a)	250	4,702
Qatar Electricity & Water Co.	628	31,562
Qatar First Bank (a)	1,004	1,696
Qatar Gas Transport Co. Ltd. (Nakilat)	8,384	34,883
Qatar Insurance Co. SAQ	3,680	44,984
Qatar Islamic Bank	1,600	42,623
Qatar National Bank SAQ	6,016	200,740
Qatar National Cement Co. QSC	53	915
Qatar Telecom (Qtel) Q.S.C.	1,941	45,790
Salam International Investment Ltd. QSC	4,397	8,453
The Commercial Bank of Qatar	5,390	39,079
United Development Co.	3,348	12,247
Vodafone Qatar QSC (a)	8,279	15,916

TOTAL QATAR		816,105

Russia - 0.7%
Aeroflot - Russian Airlines	11,579	35,640
Alrosa Co. Ltd.	61,693	79,332
DIXY Group OJSC (a)	310	1,776
Gazprom OAO	276,301	594,841
Inter Rao Ues JSC	766,773	46,927
LSR Group OJSC GDR (Reg. S)	4,351	12,531
Lukoil PJSC	11,306	599,597
Magnit OJSC GDR (Reg. S)	8,508	240,776
Mechel Steel Group OAO sponsored ADR (a)	320	1,584
MMC Norilsk Nickel PJSC	1,713	310,262
Mobile TeleSystems OJSC sponsored ADR	12,320	130,715
Moscow Exchange MICEX-RTS OAO	38,104	76,899
Mosenergo PJSC	337,078	17,687
NOVATEK OAO GDR (Reg. S)	2,417	275,780
Novolipetsk Steel OJSC	26,901	61,277
PhosAgro OJSC GDR (Reg. S)	2,268	31,185
Rosneft Oil Co. OJSC	30,936	168,593
Rostelecom PJSC	22,941	26,793
RusHydro PJSC	2,916,585	40,746
Sberbank of Russia	273,353	905,791
Severstal PAO	4,293	65,944
Sistema JSFC sponsored GDR	4,633	21,775
Surgutneftegas OJSC	192,686	96,129
Tatneft PAO	42,757	318,777
TMK OAO GDR (Reg. S)	2,884	15,862
VTB Bank OJSC	121,307,980	124,461

TOTAL RUSSIA		4,301,680

Singapore - 0.9%
Accordia Golf Trust	13,000	7,153
Ascendas Hospitality Trust unit	11,400	7,318
Ascendas Real Estate Investment Trust	58,100	116,788
Ascott Residence Trust	12,771	11,196
Asian Pay Television Trust	50,400	21,445
Cache Logistics Trust	48,292	29,051
CapitaCommercial Trust (REIT)	134,789	171,564
CapitaLand Ltd.	65,800	177,159
CapitaMall Trust	68,600	101,659
CapitaRetail China Trust	3,101	3,776
CDL Hospitality Trusts unit	39,800	47,739
City Developments Ltd.	8,500	80,691
ComfortDelgro Corp. Ltd.	47,200	69,946
CWT Ltd.	5,600	9,572
DBS Group Holdings Ltd.	45,366	758,152
Esr (REIT)	15,800	6,433
Ezion Holdings Ltd. (a)(d)	51,300	7,414
Far East Hospitality Trust unit	12,777	6,561
First (REIT)	8,337	8,471
First Resources Ltd.	20,200	29,194
Frasers Centrepoint Trust	9,100	14,487
Frasers Commercial Trust	3,206	3,258
Frasers Logistics & Industrial Trust	5,000	4,090
Global Logistic Properties Ltd.	63,600	154,906
Hutchison Port Holdings Trust	103,700	44,591
Jardine Cycle & Carriage Ltd.	1,900	54,905
K-REIT Asia	117,712	101,468
Keppel Corp. Ltd.	33,300	183,222
Keppel DC (REIT)	6,900	6,960
Lippo Malls Indonesia Retail Trust	147,100	46,943
Macquarie MEAG Prime (REIT)	8,200	4,632
Manulife U.S. REIT	60,100	54,391
Mapletree Commercial Trust	93,023	106,119
Mapletree Greater China Commercial Trust	110,900	95,596
Mapletree Industrial (REIT)	77,300	110,015
Mapletree Logistics Trust (REIT)	69,454	64,710
MobileOne Ltd.	2,400	3,169
OUE Hospitality Trust	14,400	8,504
Oue Ltd.	6,100	9,219
Oversea-Chinese Banking Corp. Ltd.	78,800	687,932
Parkway Life REIT	1,400	2,927
Raffles Medical Group Ltd.	6,678	5,536
Rht Health Trust	35,300	21,753
Sembcorp Industries Ltd.	47,900	115,964
Sembcorp Marine Ltd.	26,000	36,813
Sheng Siong Group Ltd.	9,400	6,517
SIIC Environment Holdings Ltd.	4,900	1,905
Singapore Airlines Ltd.	13,900	104,727
Singapore Airport Terminal Service Ltd.	34,000	117,233
Singapore Exchange Ltd.	23,000	129,418
Singapore Post Ltd.	36,300	34,220
Singapore Press Holdings Ltd.	43,000	85,174
Singapore Technologies Engineering Ltd.	53,500	136,586
Singapore Telecommunications Ltd.	193,000	530,959
SPH REIT	3,000	2,201
StarHub Ltd.	7,400	14,278
Suntec (REIT)	63,200	90,412
United Engineers Ltd.	15,800	30,601
United Overseas Bank Ltd.	33,714	608,935
UOL Group Ltd.	14,631	97,032
Venture Corp. Ltd.	6,700	95,799
Wilmar International Ltd.	46,700	116,142
Wing Tai Holdings Ltd.	6,800	11,973
Yangzijiang Shipbuilding Holdings Ltd.	48,400	55,924
Yanlord Land Group Ltd.	17,000	22,324
Yoma Strategic Holdings Ltd.	8,600	3,691

TOTAL SINGAPORE		5,909,443

South Africa - 1.4%
Advtech Ltd.	4,172	5,232
Aeci Ltd.	3,629	27,128
African Rainbow Minerals Ltd.	3,001	26,332
Alexander Forbes Group Holdings Ltd.	5,905	3,045
Anglo American Platinum Ltd. (a)	1,317	36,654
AngloGold Ashanti Ltd.	9,421	86,842
Arrowhead Properties Ltd. A linked	7,131	4,010
Ascendis Health Ltd.	1,377	1,703
Aspen Pharmacare Holdings Ltd.	10,297	232,650
Assore Ltd.	679	14,850
Astral Foods Ltd.	227	3,114
Attacq Ltd. (a)	3,905	5,151
AVI Ltd.	12,579	87,767
Barclays Africa Group Ltd.	19,227	190,574
Barloworld Ltd.	8,163	76,972
Bidcorp Ltd.	8,771	192,929
Bidvest Group Ltd.	7,676	93,108
Blue Label Telecoms Ltd.	2,242	2,735
Capitec Bank Holdings Ltd.	1,153	76,643
Cashbuild Ltd.	316	8,135
City Lodge Hotels Ltd.	140	1,248
Clicks Group Ltd.	8,617	96,557
Coronation Fund Managers Ltd.	6,216	31,369
Curro Holdings Ltd. (a)	7,456	21,199
DataTec Ltd.	4,215	17,890
Delta Property Fund Ltd.	3,990	2,088
Dis-Chem Pharmacies Pty Ltd.	10,513	24,612
Discovery Ltd.	9,359	97,007
Emira Property Fund Ltd.	40,873	37,899
EOH Holdings Ltd.	4,397	32,781
Exxaro Resources Ltd.	4,522	45,979
Famous Brands Ltd. (a)	478	3,457
FirstRand Ltd.	82,719	299,839
Fortress Income Fund Ltd.:
Class A	24,877	29,788
Class B	15,520	44,072
Foschini Ltd.	6,647	63,702
Gold Fields Ltd.	21,920	87,254
Grindrod Ltd. (a)	13,572	14,946
Growthpoint Properties Ltd.	65,707	113,905
Harmony Gold Mining Co. Ltd.	5,635	9,636
Hosken Consolidated Investment Ltd.	537	4,706
Hyprop Investments Ltd.	4,172	31,381
Impala Platinum Holdings Ltd. (a)	11,723	32,519
Imperial Holdings Ltd.	5,345	76,602
Investec Ltd.	7,562	51,580
Invicta Holdings Ltd.	553	2,143
JSE Ltd.	2,784	26,399
KAP Industrial Holdings Ltd.	58,972	35,453
Liberty Holdings Ltd.	3,198	25,116
Life Healthcare Group Holdings Ltd.	34,611	64,136
Massmart Holdings Ltd.	3,127	23,676
MMI Holdings Ltd.	31,057	41,296
Mondi Ltd.	2,907	69,731
Mpact Ltd.	4,213	7,700
Mr Price Group Ltd.	8,162	101,168
MTN Group Ltd.	44,449	385,961
Murray & Roberts Holdings Ltd.	6,685	7,565
Nampak Ltd. (a)	20,838	27,413
Naspers Ltd. Class N	11,206	2,730,416
Nedbank Group Ltd.	4,890	71,721
Netcare Ltd.	19,544	34,405
Northam Platinum Ltd. (a)	9,740	36,256
Novus Holdings Ltd.	3,441	1,704
Oceana Group Ltd.	307	1,959
Omnia Holdings Ltd.	834	8,598
Peregrine Holdings Ltd.	1,032	2,069
Pick 'n Pay Stores Ltd.	10,328	43,317
Pioneer Foods Ltd.	4,559	38,371
Pretoria Portland Cement Co. Ltd. (a)	41,790	21,784
PSG Group Ltd.	1,922	35,682
Rand Merchant Insurance Holdings Ltd.	25,434	71,092
Rebosis Property Fund Ltd.	1,887	1,428
Redefine Properties Ltd.	171,383	128,609
Remgro Ltd.	13,507	204,438
Resilient Property Income Fund Ltd.	8,866	88,317
Reunert Ltd.	2,341	11,514
RMB Holdings Ltd.	12,237	54,093
SA Corporate Real Estate Fund	11,462	3,883
Sanlam Ltd.	36,451	182,271
Sappi Ltd.	12,581	84,266
Sasol Ltd.	14,117	412,468
Shoprite Holdings Ltd.	11,318	161,988
Sibanye-Stillwater	42,937	55,588
Spar Group Ltd.	5,388	63,397
Stadio Holdings Ltd. (a)	11,721	5,073
Standard Bank Group Ltd.	32,850	381,038
Sun International Ltd. (a)	949	3,382
Super Group Ltd. (a)	9,267	26,152
Telkom SA Ltd.	7,350	27,531
Tiger Brands Ltd.	4,728	129,078
Tongaat Hulett Ltd.	1,330	10,859
Transaction Capital Ltd.	5,348	5,670
Trencor Ltd.	2,696	8,390
Truworths International Ltd.	12,156	64,792
Tsogo Sun Holdings Ltd.	16,839	24,725
Vodacom Group Ltd.	15,517	168,573
Vukile Property Fund Ltd.	7,975	11,112
Wilson Bayly Holmes-Ovcon Ltd.	1,650	17,680
Woolworths Holdings Ltd.	27,828	110,909
Zeder Investments Ltd.	15,221	6,728

TOTAL SOUTH AFRICA		8,816,673

Spain - 2.2%
Abertis Infraestructuras SA	16,406	354,883
Acerinox SA	5,439	78,150
ACS Actividades de Construccion y Servicios SA	6,764	266,631
Aena Sme SA	1,579	289,689
Almirall SA	1,068	10,338
Amadeus IT Holding SA Class A	10,857	736,675
Applus Services SA	3,883	54,277
Atresmedia Corporacion de Medios de Comunicacion SA	1,314	13,500
Axiare Patrimonio SOCIMI SA	967	18,135
Azucarera Ebro Agricolas SA	2,057	49,491
Banco Bilbao Vizcaya Argentaria SA	171,215	1,497,186
Banco de Sabadell SA	131,178	262,668
Banco Santander SA (Spain)	411,068	2,786,760
Banco Santander SA (Spain) rights 11/1/17 (a)	381,869	18,238
Bankia SA	22,382	106,868
Bankinter SA	14,108	133,162
Bolsas Y Mercados Espanoles	2,321	79,743
CaixaBank SA	95,125	445,220
Catalana Occidente SA	1,006	42,339
Cellnex Telecom Sau	3,912	97,130
Cemex Latam Holdings SA (a)	1,110	3,933
Cie Automotive SA	1,466	43,580
Codere SA (a)	24,737	10,950
Compania de Distribucion Integral Logista Holdings SA	686	16,074
Construcciones y Auxiliar de Ferrocarriles	610	25,118
Corporacion Financiera Alba SA	282	16,539
Distribuidora Internacional de Alimentacion SA	15,036	73,562
Enagas SA	7,650	220,372
Ence Energia y Celulosa SA	6,455	37,445
Endesa SA	8,333	190,737
Euskaltel, S.A.	1,664	13,328
Faes Farma SA	4,830	16,372
Ferrovial SA	13,889	301,731
Ferrovial SA rights (a)	13,889	6,682
Fomento Construcciones y Contratas SA (FOCSA) (a)	2,569	27,280
Gamesa Corporacion Tecnologica SA	6,330	91,800
Gas Natural SDG SA	8,248	176,493
Grifols SA	7,462	233,600
Grupo Acciona SA	760	62,953
Hispania Activos Inmobiliarios SA	2,776	47,874
Iberdrola SA	139,024	1,123,554
Inditex SA	26,789	1,001,530
Indra Sistemas (a)	2,583	37,129
Inmobiliaria Colonial SA	9,686	92,169
International Consolidated Airlines Group SA	15,087	127,412
Lar Espana Real Estate Socimi SA	1,518	14,896
Liberbank SA (a)	12,149	5,618
Liberbank SA rights 11/10/17 (a)	12,149	4,373
MAPFRE SA (Reg.)	36,279	118,707
Mediaset Espana Comunicacion SA	7,346	79,854
Melia Hotels International SA	4,299	58,840
Merlin Properties Socimi SA	11,326	149,478
Miquel y Costas & Miquel SA	527	19,092
New Hampshire Hotel Group S.A	7,087	44,826
Obrascon Huarte Lain SA (a)	1,909	10,723
Pharma Mar SA (a)	6,023	23,012
Promotora de Informaciones SA (a)	255	904
Prosegur Compania de Seguridad SA (Reg.)	9,371	71,499
Red Electrica Corporacion SA	11,825	261,850
Repsol YPF SA	31,627	592,583
Sacyr SA (a)	14,693	37,739
Saeta Yield SA	797	8,902
Talgo SA	1,196	5,865
Tecnicas Reunidas SA	1,293	41,615
Telefonica SA	116,504	1,221,599
Telepizza Group SAU (a)	3,895	22,685
Tubacex SA (a)	2,062	7,326
Viscofan Envolturas Celulosicas SA	1,627	98,513
Zardoya Otis SA	7,226	78,280

TOTAL SPAIN		14,318,079

Sweden - 2.2%
AarhusKarlshamn AB	1,311	106,018
AF AB (B Shares)	1,812	37,337
Ahlsell AB	6,404	42,379
Alfa Laval AB	8,082	204,762
Alimak Group AB	1,237	22,164
Arcam AB (a)	48	1,863
Arcam AB rights 11/9/17 (a)	48	99
ASSA ABLOY AB (B Shares)	26,726	563,461
Atlas Copco AB:
(A Shares)	11,636	510,382
(B Shares)	15,914	632,062
Attendo AB	1,482	17,428
Avanza Bank Holding AB	608	22,914
Axfood AB	7,320	132,381
Bergman & Beving AB (B Shares)	315	3,584
Betsson AB (B Shares)	1,770	13,891
Bilia AB (A Shares)	828	7,418
Billerud AB	5,008	86,202
BioGaia AB	893	32,481
Boliden AB	6,771	236,979
Bonava AB	1,532	22,308
Bravida AB	2,352	16,056
Bure Equity AB	2,033	25,134
BYGGmax Group AB	2,346	15,973
Capio AB	4,409	22,436
Castellum AB	8,412	134,947
Cherry AB (a)	2,000	12,901
Clas Ohlson AB (B Shares)	208	3,596
Cloetta AB	3,295	11,139
Com Hem Holding AB	3,784	56,817
D. Carnegie & Co. AB (a)	1,303	18,016
Dios Fastigheter AB	5,457	35,851
Dometic Group AB	5,907	51,367
Duni AB	486	7,242
Dustin Group AB	1,681	15,060
Electrolux AB (B Shares)	5,806	205,285
Elekta AB (B Shares)	12,665	121,784
Eltel AB (a)	3,974	11,298
Essity AB Class B	16,015	478,825
Evolution Gaming Group AB	552	39,595
Fabege AB	2,351	49,651
Fastighets AB Balder (a)	2,393	62,314
Fingerprint Cards AB	6,155	15,212
Getinge AB (B Shares)	5,318	104,687
Granges AB	1,128	11,689
H&M Hennes & Mauritz AB (B Shares)	24,902	625,253
Haldex AB (a)	927	10,298
Hansa Medical AB (a)	607	17,184
Hemfosa Fastigheter AB	4,338	52,699
Hexagon AB (B Shares)	6,441	330,296
HEXPOL AB (B Shares)	6,820	69,001
Hoist Finance AB	741	7,789
Holmen AB (B Shares)	1,087	53,430
Hufvudstaden AB Series A	1,962	32,295
Husqvarna AB (B Shares)	10,175	99,421
ICA Gruppen AB	2,544	93,839
Industrivarden AB (C Shares)	4,359	112,052
Indutrade AB	2,621	72,697
Intrum Justitia AB	1,992	69,813
Investment AB Oresund	100	1,583
Investor AB (B Shares)	10,370	513,938
Inwido AB	1,240	13,664
ITAB Shop Concept AB	678	5,325
JM AB (B Shares)	2,643	69,740
Kinnevik AB (B Shares)	5,397	177,092
Klovern AB (B Shares)	27,231	36,659
Kungsleden AB	3,049	21,761
LeoVegas AB	1,894	18,382
Lindab International AB	3,236	26,671
Loomis AB (B Shares)	2,177	87,349
Lundbergfoeretagen AB	717	55,970
Lundin Petroleum AB	5,386	126,678
Mekonomen AB	97	1,958
Modern Times Group MTG AB (B Shares)	1,979	75,504
Mycronic AB	1,365	16,224
NCC AB Series B	2,472	53,358
Net Entertainment NE AB	4,722	37,424
New Wave Group AB (B Shares)	582	3,858
Nibe Industrier AB (B Shares)	11,210	112,145
Nobia AB	1,989	16,322
Nobina AB	3,257	17,702
Nolato AB Series B	288	15,962
Nordax Group AB	4,823	28,575
Nordea Bank AB	77,175	932,924
Nordnet AB Class B	492	2,258
Pandox AB	3,228	58,841
Peab AB	3,464	33,619
Probi AB	251	10,434
Ratos AB (B Shares)	1,921	9,222
RaySearch Laboratories AB (a)	398	8,819
Recipharm AB	570	6,979
Resurs Holding AB	3,822	26,479
Rezidor Hotel Group AB	372	1,333
Saab AB (B Shares)	1,673	85,492
Sandvik AB	29,285	534,862
Scandic Hotels Group AB	1,001	12,914
Securitas AB (B Shares)	7,339	128,780
Skandinaviska Enskilda Banken AB (A Shares)	38,642	476,352
Skanska AB (B Shares)	8,065	176,971
SKF AB (B Shares)	10,082	234,478
SkiStar AB	779	17,029
SSAB Svenskt Stal AB:
(A Shares) (a)	2,768	13,589
(B Shares) (a)	17,052	68,745
Starbreeze AB (a)	563	585
Svenska Cellulosa AB (SCA) (B Shares)	13,868	130,204
Svenska Handelsbanken AB (A Shares)	40,108	574,912
Sweco AB (B Shares)	1,104	23,619
Swedbank AB (A Shares)	23,666	587,434
Swedish Match Co. AB	4,238	159,666
Swedish Orphan Biovitrum AB (a)	3,071	45,487
Tele2 AB (B Shares)	11,783	149,898
Telefonaktiebolaget LM Ericsson (B Shares)	81,884	515,303
TeliaSonera AB	69,090	319,798
Thule Group AB	3,231	72,288
Tobii AB (a)	2,177	11,182
Trelleborg AB (B Shares)	5,880	145,672
Vitrolife AB	402	32,125
Volvo AB (B Shares)	39,689	786,512
Wallenstam AB (B Shares)	2,507	23,418
Wihlborgs Fastigheter AB	3,588	85,204

TOTAL SWEDEN		13,906,326

Switzerland - 5.2%
ABB Ltd. (Reg.)	50,685	1,323,640
Adecco SA (Reg.)	4,674	370,819
AFG Arbonia-Forster-Holding AG (a)	353	6,174
Allreal Holding AG	370	61,861
ALSO Holding AG	335	45,332
APG SGA SA	5	2,026
Aryzta AG	2,118	67,235
Ascom Holding AG (Reg.)	772	17,682
Autoneum Holding AG	113	30,525
Bachem Holding AG (B Shares)	167	21,092
Baloise Holdings AG	1,458	229,884
Banque Cantonale Vaudoise	50	35,960
Barry Callebaut AG	67	104,565
Basilea Pharmaceutica AG (a)	172	13,991
Bell AG	8	3,454
BKW AG	153	8,941
Bobst Group SA	285	30,453
Bossard Holding AG	85	20,082
Bucher Industries AG	181	70,847
Burckhardt Compression Holding AG	84	25,028
Burkhalter Holding AG	21	2,515
Cembra Money Bank AG	741	66,401
Clariant AG (Reg.)	7,499	188,668
Coca-Cola HBC AG	4,431	149,774
Comet Holding AG	110	17,289
Compagnie Financiere Richemont SA Series A	13,605	1,254,194
Credit Suisse Group AG	63,585	1,002,026
Daetwyler Holdings AG	208	34,901
Dufry AG (a)	1,309	194,844
EFG International	3,288	30,057
Emmi AG	57	35,595
Ems-Chemie Holding AG	247	161,919
Flughafen Zuerich AG	667	145,080
Forbo Holding AG (Reg.)	47	71,043
Galenica AG	1,372	176,442
GAM Holding Ltd.	3,153	49,145
Geberit AG (Reg.)	1,053	476,655
Georg Fischer AG (Reg.)	123	151,523
Givaudan SA	245	547,146
Helvetia Holding AG (Reg.)	136	73,136
Huber+Suhner AG	427	23,112
Idorsia Ltd.	2,445	48,157
Implenia AG	604	38,172
INFICON Holding AG	64	39,741
Intershop Holding AG	12	5,894
Julius Baer Group Ltd.	6,209	367,247
Kaba Holding AG (B Shares) (Reg.)	130	128,612
Kardex AG	92	10,955
Komax Holding AG (Reg.)	49	14,022
Kudelski SA (Bearer)	453	5,562
Kuehne & Nagel International AG	1,297	226,470
Lafargeholcim Ltd. (Reg.)	11,895	671,862
Leonteq AG (a)	74	4,647
Lindt & Spruengli AG	3	208,269
Lindt & Spruengli AG (participation certificate)	18	104,195
Logitech International SA (Reg.)	4,850	173,261
Lonza Group AG	1,957	519,827
Meyer Burger Technology AG (a)	17,793	33,173
Mobimo Holding AG	93	23,491
Nestle SA (Reg. S)	79,008	6,647,596
Novartis AG	56,610	4,669,153
OC Oerlikon Corp. AG (Reg.)	6,699	107,436
Oriflame Holding AG	1,235	44,507
Orior AG	98	7,662
Panalpina Welttransport Holding AG	199	27,387
Pargesa Holding SA	2,018	169,001
Partners Group Holding AG	417	280,466
PSP Swiss Property AG	1,895	166,773
Rieter Holding AG (Reg.)	147	34,376
Roche Holding AG (participation certificate)	17,985	4,156,893
Santhera Pharmaceuticals Holding AG (a)	205	7,110
Schindler Holding AG:
(participation certificate)	1,096	248,389
(Reg.)	373	82,365
Schmolz & Bickenbach AG(a)	6,294	5,804
Schweiter Technologies AG	16	19,630
SFS Group AG	421	49,879
SGS SA (Reg.)	143	353,145
Siegfried Holding AG	168	52,539
Sika AG	54	399,729
Sonova Holding AG Class B	1,514	273,314
St.Galler Kantonalbank AG	93	41,995
Straumann Holding AG	259	180,818
Sulzer AG (Reg.)	198	25,364
Sunrise Communications Group AG	915	76,124
Swatch Group AG (Bearer)	545	213,597
Swatch Group AG (Bearer) (Reg.)	2,565	193,342
Swiss Life Holding AG	886	307,989
Swiss Prime Site AG	1,565	133,574
Swiss Re Ltd.	8,511	800,639
Swisscom AG	663	334,939
Tecan Group AG	429	90,732
Temenos Group AG	1,809	208,888
u-blox Holding AG	126	24,729
UBS Group AG	92,194	1,569,142
Valiant Holding AG	432	44,471
Valora Holding AG	87	27,884
VAT Group AG	507	66,014
Vontobel Holdings AG	523	32,529
VZ Holding AG	73	25,226
Ypsomed Holding AG	32	5,571
Zehnder Group AG	53	1,944
Zurich Insurance Group AG	3,685	1,124,726
ZZ Holding AG	40	39,292

TOTAL SWITZERLAND		33,337,296

Taiwan - 3.0%
A-DATA Technology Co. Ltd.	1,000	2,910
Accton Technology Corp.	11,000	35,477
Acer, Inc.	83,000	42,962
Advanced Ceramic X Corp.	1,000	10,983
Advanced Semiconductor Engineering, Inc.	211,436	255,803
Advantech Co. Ltd.	17,499	119,610
AmTRAN Technology Co. Ltd.	4,000	2,051
Asia Cement Corp.	141,000	125,851
Asia Optical Co., Inc.	6,000	24,487
Asia Pacific Telecom Co. Ltd. (a)	33,000	10,928
ASPEED Tech, Inc.	1,000	23,127
ASUSTeK Computer, Inc.	23,000	199,184
AU Optronics Corp.	190,000	77,911
Bank of Kaohsiung Co. Ltd.	14,728	4,515
Capital Securities Corp.	7,000	2,427
Catcher Technology Co. Ltd.	16,000	169,885
Cathay Financial Holding Co. Ltd.	205,000	338,742
Chang Hwa Commercial Bank	113,652	61,657
Cheng Loong Corp.	28,000	16,398
Cheng Shin Rubber Industry Co. Ltd.	51,000	100,687
Cheng Uei Precision Industries Co. Ltd.	3,000	4,883
Chicony Electronics Co. Ltd.	12,065	30,225
Chin-Poon Industrial Co. Ltd.	6,000	12,522
China Airlines Ltd. (a)	41,000	16,733
China Bills Finance Corp.	4,000	2,011
China Development Finance Holding Corp.	279,000	85,539
China Life Insurance Co. Ltd.	87,330	82,584
China Motor Co. Ltd.	3,000	2,688
China Petrochemical Development Corp. (a)	37,000	16,512
China Steel Chemical Corp.	1,000	3,998
China Steel Corp.	360,000	293,251
China Synthetic Rubber Corp.	16,100	22,437
Chinatrust Financial Holding Co. Ltd.	446,960	286,228
Chinatrust Financial Holding Co. Ltd. rights 12/15/17 (d)	6,121	741
Chipbond Technology Corp.	13,000	25,363
Chroma ATE, Inc.	16,000	78,041
Chunghwa Precision Test Tech Co. Ltd.	1,000	36,333
Chunghwa Telecom Co. Ltd.	102,000	348,599
Clevo Co. Ltd.	2,000	2,057
Compal Electronics, Inc.	188,000	138,483
Compeq Manufacturing Co. Ltd.	40,000	47,050
Coretronic Corp.	14,000	16,770
CTCI Corp.	10,000	15,512
Cub Elecparts, Inc.	2,200	21,717
Delta Electronics, Inc.	52,000	250,182
E Ink Holdings, Inc.	22,000	30,732
E.SUN Financial Holdings Co. Ltd.	374,387	227,951
ECLAT Textile Co. Ltd.	5,060	60,526
EGiS Technology, Inc. (a)	1,000	7,499
Elan Microelectronics Corp.	3,000	4,604
Elite Advanced Laser Corp.	1,200	4,878
Elite Material Co. Ltd.	8,000	31,853
eMemory Technology, Inc.	1,000	12,260
Ennoconn Corp.	1,000	14,218
EPISTAR Corp. (a)	30,000	48,577
Eternal Materials Co. Ltd.	9,618	9,718
EVA Airways Corp.	55,774	27,482
Evergreen Marine Corp. (Taiwan) (a)	84,000	50,309
Everlight Electronics Co. Ltd.	11,000	16,808
Far Eastern Department Stores Co. Ltd.	5,000	2,464
Far Eastern International Bank	52,254	16,229
Far Eastern Textile Ltd.	159,000	136,378
Far EasTone Telecommunications Co. Ltd.	56,000	131,555
Farglory Land Development Co. Ltd.	10,000	10,933
Feng Hsin Iron & Steel Co.	17,000	29,388
Feng Tay Enterprise Co. Ltd.	9,120	41,155
Firich Enterprise Co. Ltd.	1,030	1,661
First Financial Holding Co. Ltd.	350,595	226,262
FLEXium Interconnect, Inc.	19,940	76,417
Formosa Chemicals & Fibre Corp.	68,000	206,676
Formosa Petrochemical Corp.	39,000	136,522
Formosa Plastics Corp.	119,000	362,867
Formosa Taffeta Co. Ltd.	92,000	94,479
Foxconn Technology Co. Ltd.	39,010	124,390
Fubon Financial Holding Co. Ltd.	205,000	326,838
Genius Electronic Optical Co. Ltd. (a)	1,000	11,265
Getac Technology Corp.	2,000	2,794
Giant Manufacturing Co. Ltd.	10,000	51,430
Giga-Byte Technology Co. Ltd.	3,000	4,649
Global Unichip Corp.	3,000	29,863
GlobalWafers Co. Ltd.	5,000	57,817
Grand Pacific Petrochemical Corp.	41,000	31,085
Grape King Bio Ltd.	1,000	5,757
Great Wall Enterprise Co. Ltd.	2,000	2,276
Greatek Electronics, Inc.	9,000	16,633
HannStar Display Corp.	76,000	29,504
Highwealth Construction Corp.	11,000	14,709
HIWIN Technologies Corp.	6,080	60,925
Hon Hai Precision Industry Co. Ltd. (Foxconn)	404,000	1,501,360
Hota Industrial Manufacturing Co. Ltd.	3,063	14,279
Hotai Motor Co. Ltd.	7,000	81,293
HTC Corp. (a)	17,000	38,131
Hua Nan Financial Holdings Co. Ltd.	154,870	84,788
Huaku Development Co. Ltd.	1,000	2,246
Innolux Corp.	220,000	96,357
International Games Systems Co. Ltd.	1,000	5,276
Inventec Corp.	123,000	95,501
Kenda Rubber Industrial Co. Ltd.	3,060	4,061
King Slide Works Co. Ltd.	1,000	13,388
King Yuan Electronics Co. Ltd.	13,000	13,782
King's Town Bank	4,000	4,373
Kinpo Electronics, Inc.	6,000	2,070
Kinsus Interconnect Technology Corp.	2,000	5,043
LandMark Optoelectronics Corp.	1,000	12,758
Largan Precision Co. Ltd.	3,000	568,883
Lee Chang Yung Chemical Industry Corp.	5,000	6,835
Lien Hwa Industrial Corp.	2,152	2,285
Lite-On Technology Corp.	53,009	74,840
Long Chen Paper Co. Ltd.	8,138	11,989
Makalot Industrial Co. Ltd.	7,000	32,401
MediaTek, Inc.	41,000	465,940
Mega Financial Holding Co. Ltd.	385,000	302,757
Mercuries Life Insurance Co. Ltd.	4,541	2,396
Merida Industry Co. Ltd.	4,000	18,648
Merry Electronics Co. Ltd.	5,000	38,158
Micro-Star International Co. Ltd.	21,000	51,214
MiTAC Holdings Corp.	5,000	6,221
Namchow Chemical Industrial Co. Ltd.	1,000	2,021
Nan Ya Plastics Corp.	116,000	286,363
Nankang Rubber Tire Co. Ltd.	2,000	1,812
Nanya Technology Corp.	34,000	92,282
Neo Solar Power Corp. (a)	6,000	3,046
Nien Made Enterprise Co. Ltd.	5,000	52,094
Novatek Microelectronics Corp.	27,000	99,891
OBI Pharma, Inc. (a)	6,000	34,242
Oriental Union Chemical Corp.	4,000	3,444
PChome Online, Inc.	1,062	6,149
Pegatron Corp.	60,000	155,286
PharmaEngine, Inc.	1,199	6,743
PharmaEssentia Corp. (a)	1,000	4,728
Phison Electronics Corp.	6,000	71,372
Pou Chen Corp.	84,000	105,913
Powertech Technology, Inc.	22,000	68,837
Poya International Co. Ltd.	1,010	12,953
President Chain Store Corp.	16,000	143,872
Primax Electronics Ltd.	15,000	38,921
Prince Housing & Development Corp.	6,000	2,210
Qisda Corp.	25,000	18,249
Quanta Computer, Inc.	79,000	186,111
Radiant Opto-Electronics Corp.	5,000	11,116
Realtek Semiconductor Corp.	15,000	56,490
Ruentex Development Co. Ltd.	8,400	8,626
Ruentex Industries Ltd.	15,000	24,039
SerComm Corp.	1,000	2,860
Shin Kong Financial Holding Co. Ltd.	390,000	124,876
Shin Zu Shing Co. Ltd.	1,000	2,774
Shinkong Insurance Co. Ltd.	2,000	1,752
Siliconware Precision Industries Co. Ltd.	95,000	150,774
Simplo Technology Co. Ltd.	3,600	20,725
SINBON Electronics Co. Ltd.	1,000	2,863
Sino-American Silicon Products, Inc.	14,000	39,021
Sinopac Holdings Co.	504,407	154,813
St.Shine Optical Co. Ltd.	1,000	24,454
Standard Foods Corp.	41,714	103,392
Synnex Technology International Corp.	21,100	26,744
Systex Corp.	1,000	1,964
Ta Chen Stainless Pipe Co. Ltd.	4,119	2,610
Ta Chen Stainless Pipe Co. Ltd. rights 12/11/17	324	12
Taichung Commercial Bank Co. Ltd.	123,126	39,465
TaiMed Biologics, Inc. (a)	7,000	50,750
Tainan Spinning Co. Ltd.	5,000	2,248
Taishin Financial Holdings Co. Ltd.	419,132	183,574
Taiwan Business Bank	46,762	12,925
Taiwan Cement Corp.	87,480	97,239
Taiwan Cooperative Financial Holding Co. Ltd.	149,710	80,970
Taiwan Fertilizer Co. Ltd.	11,000	14,381
Taiwan Fire & Marine Insurance Co. Ltd.	3,000	2,011
Taiwan Glass Industry Corp. (a)	24,000	12,383
Taiwan High Speed Rail Corp.	48,000	38,383
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,617
Taiwan Mobile Co. Ltd.	46,000	164,079
Taiwan Paiho Ltd.	4,000	16,524
Taiwan Secom Co.	1,000	2,946
Taiwan Semiconductor Manufacturing Co. Ltd.	632,000	5,112,925
Taiwan Shin Kong Security Co. Ltd.	2,000	2,572
Taiwan Surface Mounting Technology Co. Ltd.	3,000	2,852
Tatung Co. Ltd. (a)	30,000	13,836
TECO Electric & Machinery Co. Ltd.	75,000	70,053
Ton Yi Industrial Corp.	5,000	2,265
Tong Hsing Electronics Industries Ltd.	6,000	25,682
Tong Yang Industry Co. Ltd.	5,000	10,435
Topco Scientific Co. Ltd.	4,000	10,087
Transcend Information, Inc.	1,000	2,840
Tripod Technology Corp.	15,000	55,246
TSRC Corp.	6,000	6,878
TTY Biopharm Co. Ltd.	1,000	3,089
Tung Ho Steel Enterprise Corp.	55,000	44,255
Tung Thih Electronic Co. Ltd.	1,000	6,487
TXC Corp.	2,000	2,674
Unified-President Enterprises Corp.	128,000	267,569
Unimicron Technology Corp.	27,000	15,409
United Microelectronics Corp.	330,000	170,436
USI Corp.	5,100	2,521
Vanguard International Semiconductor Corp.	16,000	30,367
Voltronic Power Technology Corp.	1,000	18,847
Walsin Lihwa Corp.	39,000	19,928
Walsin Technology Corp.	9,875	25,492
Waterland Financial Holdings Co. Ltd.	17,253	5,238
Wei-Chuan Food Corp. (a)	2,000	1,341
Win Semiconductors Corp.	6,389	52,256
Winbond Electronics Corp.	60,000	51,961
Winbond Electronics Corp. rights 12/11/17	5,363	730
Wistron Corp.	74,216	61,933
Wistron NeWeb Corp.	20,059	57,572
WPG Holding Co. Ltd.	27,000	37,000
WT Microelectronics Co. Ltd.	2,000	3,165
Yageo Corp.	6,289	49,977
Yieh Phui Enterprise Co.	5,300	2,022
Yuanta Financial Holding Co. Ltd.	303,000	134,720
Yuen Foong Yu Paper Manufacturing Co. (a)	4,000	1,566
Yulon Motor Co. Ltd.	12,000	10,034
Yungtay Engineering Co. Ltd.	18,000	35,835

TOTAL TAIWAN		19,119,697

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	23,400	137,005
Airports of Thailand PCL	28,900	51,762
Airports of Thailand PCL (For. Reg.)	94,700	169,616
Asia Plus Group Holdings PCL	15,000	1,860
Bangkok Airways PCL	65,400	36,224
Bangkok Bank PCL (For. Reg.)	7,000	42,354
Bangkok Chain Hospital PCL	5,500	2,732
Bangkok Dusit Medical Services PCL (For. Reg.)	88,200	56,287
Bangkok Expressway and Metro PCL	366,500	86,054
Bangkok Land PCL	52,700	2,935
Banpu PCL (For. Reg.)	29,500	15,540
Beauty Community PCL	58,800	31,683
BEC World PCL (For. Reg.)	29,200	15,294
Berli Jucker PCL (For. Reg)	25,700	41,389
BTS Group Holdings PCL	109,600	28,043
Bumrungrad Hospital PCL (For. Reg.)	13,600	90,066
C.P. ALL PCL (For. Reg.)	120,900	254,756
Carabao Group PCL	1,000	3,176
Central Pattana PCL (For. Reg.)	32,900	78,734
CH. Karnchang PCL	2,700	2,215
Charoen Pokphand Foods PCL (For. Reg.)	66,360	51,937
Chularat Hospital PCL	25,300	1,980
Delta Electronics PCL (For. Reg.)	14,400	37,279
Dynasty Ceramic PCL (For. Reg.)	17,900	2,188
Electricity Generating PCL (For. Reg.)	1,900	13,155
Energy Absolute PCL	34,200	44,526
Energy Earth PCL (d)	7,600	334
Esso Thailand PCL (a)	18,200	8,382
Global Power Synergy Public Co. Ltd.	2,000	3,672
Glow Energy PCL (For. Reg.)	7,900	21,403
Group Lease PCL	1,700	391
Gunkul Engineering PCL	22,283	2,710
Hana Microelectronics PCL (For. Reg.)	12,900	18,931
Home Product Center PCL (For. Reg.)	289,100	111,393
Indorama Ventures PCL (For. Reg.)	61,200	84,744
IRPC PCL (For. Reg.)	360,500	69,995
Jasmine International Public Co. Ltd.	25,200	5,765
Kasikornbank PCL	4,300	29,512
Kasikornbank PCL (For. Reg.)	33,800	231,981
KCE Electronics PCL	6,600	19,868
Kiatnakin Bank PCL (For. Reg.)	3,600	8,209
Krung Thai Bank PCL (For. Reg.)	66,700	36,542
Krungthai Card PCL (For. Reg.)	500	2,070
Major Cineplex Group PCL (For. Reg.)	1,400	1,370
Minor International PCL (For. Reg.)	81,600	106,237
Muangthai Leasing PCL	2,900	3,426
PTG Energy PCL	6,300	4,551
PTT Exploration and Production PCL (For. Reg.)	33,800	87,756
PTT Global Chemical PCL (For. Reg.)	61,000	146,899
PTT PCL (For. Reg.)	26,800	338,832
Robinsons Department Store PCL (For. Reg.)	16,400	36,656
Siam Cement PCL (For. Reg.)	9,800	143,961
Siam Commercial Bank PCL (For. Reg.)	52,900	233,289
Siam Global House PCL	49,535	27,287
Sino-Thai Engineering & Construction PCL (For. Reg.)	16,300	12,169
Sri Trang Agro-Industry PCL	17,760	6,790
Srisawad Corp. PCL	17,700	37,030
Supalai PCL:
warrants 10/19/18 (a)	875	543
(For. Reg.)	3,500	2,592
Superblock Public Co. Ltd. (a)	93,600	3,522
Superblock Public Co. Ltd. warrants 8/31/20 (a)	18,720	231
Thai Airways International PCL (For. Reg.) (a)	8,100	4,535
Thai Oil PCL (For. Reg.)	30,100	92,420
Thai Union Frozen Products PCL (For. Reg.)	41,300	22,751
Thai Vegetable Oil PCL	1,800	1,504
Thanachart Capital PCL	19,500	32,138
Thanachart Capital PCL (For. Reg.)	7,300	12,031
TISCO Financial Group PCL	10,800	28,528
TMB PCL (For. Reg.)	446,200	34,654
True Corp. PCL (For. Reg.) (a)	399,500	73,959
TThai Tap Water Supply PCL	5,000	1,641
Vibhavadi Medical Center PCL	93,584	7,832
WHA Corp. PCL	232,000	26,818

TOTAL THAILAND		3,486,644

Turkey - 0.3%
Akbank T.A.S.	54,036	142,584
Akcansa Cimento A/S	294	880
Albaraka Turk Katilim Bankasi A/S	3,589	1,230
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,054	23,468
Anadolu Sigoria	2,500	1,885
Arcelik A/S	11,166	60,988
Aselsan A/S	4,545	40,663
Aygaz A/S	428	1,818
Bim Birlesik Magazalar A/S JSC	6,008	122,502
Cimsa Cimento Sanayi Ve Ticaret A/S	254	959
Coca-Cola Icecek Sanayi A/S	3,284	33,415
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	28,292	19,689
Eregli Demir ve Celik Fabrikalari T.A.S.	34,752	81,531
Ford Otomotiv Sanayi A/S	3,281	46,315
Haci Omer Sabanci Holding A/S	30,143	83,749
Koc Holding A/S	16,969	75,864
NET Holding A/S (a)	1,018	555
Petkim Petrokimya Holding A/S	11,371	19,903
Soda Sanayii AS	1,280	1,771
TAV Havalimanlari Holding A/S	7,122	35,426
Tekfen Holding A/S	626	2,114
Tofas Turk Otomobil Fabrikasi A/S	8,164	66,456
Tupras Turkiye Petrol Rafinerileri A/S	3,613	130,003
Turk Hava Yollari AO (a)	17,102	46,795
Turk Sise ve Cam Fabrikalari A/S	66,361	77,844
Turk Telekomunikasyon (a)	4,378	7,444
Turkcell Iletisim Hizmet A/S	39,791	148,631
Turkiye Garanti Bankasi A/S	70,502	193,838
Turkiye Halk Bankasi A/S	16,480	48,047
Turkiye Is Bankasi A/S Series C	40,384	76,008
Turkiye Sinai Kalkinma Bankasi A/S	4,075	1,472
Turkiye Vakiflar Bankasi TAO	9,319	15,550
Ulker Biskuvi Sanayi A/S	5,387	28,742
Yapi ve Kredi Bankasi A/S (a)	23,496	28,491

TOTAL TURKEY		1,666,630

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	58,747	118,209
Air Arabia PJSC	150,733	50,892
Aldar Properties PJSC	115,849	75,074
Arabtec Holding Co. (a)	17,581	14,026
Damac Properties Dubai Co. PJSC (a)	36,484	39,239
Dana Gas PJSC (a)	48,405	9,885
DP World Ltd.	3,880	92,150
Dubai Islamic Bank Pakistan Ltd.	28,589	47,640
Dubai Parks and Resorts PJSC (a)	83,207	16,765
Emaar Malls Group PJSC	41,833	26,312
Emaar Properties PJSC	97,435	219,933
Emirates Telecommunications Corp.	47,097	228,903
Eshraq Properties Co. PJSC (a)	6,866	1,477
National Bank of Abu Dhabi PJSC	42,204	118,936
Orascom Construction Ltd. (a)	364	2,745
Waha Capital PJSC	6,006	2,829

TOTAL UNITED ARAB EMIRATES		1,065,015

United Kingdom - 11.2%
3i Group PLC	24,836	316,995
AA PLC	20,133	45,805
Abcam PLC	5,475	72,353
Acacia Mining PLC	2,351	5,630
Admiral Group PLC	4,855	124,063
Advanced Medical Solutions Group PLC	6,326	29,113
Aggreko PLC	6,193	77,070
Aldermore Group PLC (a)	9,257	37,007
Allied Minds PLC (a)	3,073	7,142
Amerisur Resources PLC (a)	9,213	2,386
Anglo American PLC (United Kingdom)	34,864	657,526
Antofagasta PLC	11,573	146,713
AO World PLC (a)	1,982	2,896
Arrow Global Group PLC	4,919	27,652
Ascential PLC	11,271	50,433
Ashmore Group PLC	7,208	36,848
Ashtead Group PLC	12,670	326,457
ASOS PLC (a)	1,222	92,462
Associated British Foods PLC	8,649	382,752
Assura PLC	49,922	40,048
AstraZeneca PLC (United Kingdom)	32,651	2,209,198
Auto Trader Group PLC	32,539	147,965
Aveva Group PLC	1,590	53,280
Aviva PLC	98,195	658,609
Babcock International Group PLC	5,417	58,420
BAE Systems PLC	83,065	654,331
Balfour Beatty PLC	20,627	75,064
Barclays PLC	437,055	1,078,526
Barratt Developments PLC	26,491	230,279
BBA Aviation PLC	25,806	109,061
Beazley PLC	15,798	106,065
Bellway PLC	3,561	172,628
Berkeley Group Holdings PLC	2,930	145,580
BGEO Group PLC	1,624	76,786
BHP Billiton PLC	55,021	996,191
Biffa PLC	16,227	54,742
Big Yellow Group PLC	2,006	20,715
Blue Prism Group PLC (a)	786	14,615
Bodycote PLC	6,074	75,590
Booker Group PLC	38,025	101,612
Bovis Homes Group PLC	3,558	55,573
BP PLC	493,713	3,348,687
Brewin Dolphin Holding PLC	3,892	18,257
British American Tobacco PLC (United Kingdom)	58,912	3,806,294
British Land Co. PLC	26,679	212,957
Britvic PLC	9,411	94,619
BT Group PLC	219,271	755,505
BTG PLC (a)	10,151	101,655
Bunzl PLC	9,712	302,481
Burberry Group PLC	11,241	283,964
Cairn Energy PLC (a)	19,645	55,157
Capita Group PLC	16,852	117,282
Capital & Counties Properties PLC	16,778	59,252
Card Factory PLC	8,017	33,423
Carillion PLC	13,103	7,918
Carnival PLC	5,036	332,015
Carphone Warehouse Group PLC	28,218	64,986
Centrica PLC	145,264	327,599
Chemring Group PLC	2,817	6,454
Chesnara PLC	7,489	38,294
Cineworld Group PLC	7,085	62,529
Civitas Social Housing PLC	12,154	17,757
Civitas Social Housing PLC rights 11/7/17	18,231	2,421
Clinigen Group PLC	1,942	30,358
Close Brothers Group PLC	3,611	66,616
Cobham PLC	54,638	100,869
Coca-Cola European Partners PLC	6,184	253,669
Compass Group PLC	39,032	856,921
ConvaTec Group PLC	32,188	83,748
Conviviality PLC	5,769	32,583
Costain Group PLC	1,866	10,706
Countryside Properties PLC	8,773	41,411
Countrywide PLC	278	461
Crest Nicholson PLC	7,984	60,071
Croda International PLC	3,691	205,108
CVS Group PLC	1,909	36,003
CYBG PLC (a)	27,325	114,319
Daily Mail & General Trust PLC Class A	6,539	60,229
Dairy Crest Group PLC	2,499	20,163
Dart Group PLC	3,875	30,879
De La Rue PLC	4,598	42,748
Debenhams PLC	18,859	10,958
Dechra Pharmaceuticals PLC	2,727	74,466
Derwent London PLC	3,085	109,645
DFS Furniture PLC	13,771	38,226
Diageo PLC	62,870	2,146,937
Dialog Semiconductor PLC (a)	1,814	90,121
Dignity PLC	1,628	52,391
Diploma PLC	1,629	23,345
Direct Line Insurance Group PLC	33,011	162,967
Domino's Pizza UK & IRL PLC	9,557	42,611
Drax Group PLC	8,299	30,620
DS Smith PLC	24,727	171,102
Dunelm Group PLC	2,111	20,523
easyJet PLC	3,793	67,454
Electrocomponents PLC	9,679	89,279
Elementis PLC	15,588	58,859
EMIS Group PLC	1,676	21,414
Empiric Student Property PLC	23,726	30,645
EnQuest PLC (a)	7,561	2,586
Enterprise Inns PLC (a)	7,215	12,889
Equiniti Group PLC	12,680	51,011
Essentra PLC	5,382	38,028
esure Group PLC	6,609	23,568
Evraz PLC	8,371	32,075
Faroe Petroleum PLC (a)	2,833	3,819
Fenner PLC	6,074	27,812
Ferrexpo PLC	5,975	20,173
Fever-Tree Drinks PLC	2,489	70,115
Firstgroup PLC (a)	34,023	49,706
Forterra PLC	9,489	37,808
Foxtons Group PLC	612	644
Fresnillo PLC	5,279	91,287
G4S PLC (United Kingdom)	48,768	182,007
Galliford Try PLC	1,448	23,463
GB Group PLC	4,899	28,434
Genus PLC	1,626	50,772
GKN PLC	50,446	212,623
GlaxoSmithKline PLC	126,286	2,266,499
Gocompare.com Group PLC	899	1,215
Grainger Trust PLC	16,607	61,406
Great Portland Estates PLC	10,901	89,982
Greene King PLC	9,737	69,963
Greggs PLC	2,983	50,474
Halfords Group PLC	3,024	13,274
Halma PLC	8,711	136,752
Hammerson PLC	32,141	223,685
Hansteen Holdings PLC	4,785	8,707
Hargreaves Lansdown PLC	7,206	151,408
Hastings Group Holdings PLC	4,980	20,841
Hays PLC	34,711	85,933
Helical Bar PLC	4,937	20,130
Hikma Pharmaceuticals PLC	5,320	82,245
Hill & Smith Holdings PLC	2,058	36,135
Hochschild Mining PLC	7,631	22,338
HomeServe PLC	6,241	70,954
Hostelworld Group PLC	1,535	6,967
Howden Joinery Group PLC	26,206	142,737
HSBC Holdings PLC (United Kingdom)	508,614	4,966,676
Hunting PLC (a)	1,772	12,320
Hurricane Energy PLC (a)	40,558	15,487
Ibstock PLC	8,363	27,557
IG Group Holdings PLC	8,782	76,223
Imagination Technologies Group PLC (a)	4,835	11,591
IMI PLC	7,368	119,583
Imperial Tobacco Group PLC	25,274	1,030,695
Inchcape PLC	15,061	156,326
Indivior PLC (a)	23,580	116,377
Informa PLC	20,048	185,588
Inmarsat PLC	10,502	86,619
InterContinental Hotel Group PLC	4,444	246,244
Intermediate Capital Group PLC	9,134	118,038
International Personal Finance PLC	7,621	20,471
International Quantum Epitaxy PLC (a)	16,512	31,909
Interserve PLC	750	727
Intertek Group PLC	3,979	286,695
Intu Properties PLC	19,997	57,367
Investec PLC	24,725	169,283
iomart Group PLC	1,226	5,776
ITE Group PLC	9,928	23,438
ITV PLC	110,045	240,427
J Sainsbury PLC	42,458	136,747
J.D. Weatherspoon PLC	1,928	31,880
Jackpotjoy PLC	1,132	12,268
John David Group PLC	9,302	44,180
John Laing Group PLC	5,138	19,489
John Menzies PLC	927	8,618
John Wood Group PLC	16,708	157,887
Johnson Matthey PLC	5,277	236,962
JRP Group PLC	16,722	34,247
Jupiter Fund Management PLC	11,519	90,952
Just Eat Holding Ltd. (a)	12,597	130,500
KAZ Minerals PLC (a)	6,051	65,338
Kcom Group PLC	8,465	12,086
Keller Group PLC	1,030	12,811
Keywords Studios PLC	1,183	25,108
Kier Group PLC	3,223	44,519
Kingfisher PLC	64,178	266,828
Ladbrokes PLC	58,428	98,864
Laird PLC	9,572	20,722
Land Securities Group PLC	19,432	249,311
Legal & General Group PLC	136,849	485,289
Lloyds Banking Group PLC	1,823,203	1,652,609
London Stock Exchange Group PLC	7,826	390,922
Londonmetric Properity PLC	40,117	93,988
Lonmin PLC (a)	1,093	1,459
Lookers PLC	2,630	3,668
Man Group PLC	42,624	109,599
Marks & Spencer Group PLC	41,769	190,891
Marshalls PLC	6,565	41,565
McCarthy & Stone PLC	17,225	36,604
Mediclinic International PLC	8,219	63,532
Meggitt PLC	16,672	114,811
Melrose Industries PLC	46,485	135,764
Merlin Entertainments PLC	17,134	86,202
Metro Bank PLC (a)	1,710	80,784
Micro Focus International PLC	11,540	405,395
Mitchells & Butlers PLC	6,194	21,019
Mitie Group PLC	6,852	21,568
Mondi PLC	9,802	237,067
Moneysupermarket.com Group PLC	13,694	59,092
Morgan Advanced Materials PLC	8,008	33,396
N Brown Group PLC	3,824	15,297
National Express Group PLC Class L	22,645	110,529
National Grid PLC	83,404	1,003,604
NCC Group Ltd.	7,668	23,424
NewRiver REIT PLC	15,020	66,809
NEX Group PLC	6,809	57,380
Next PLC	4,039	263,982
NMC Health PLC	1,714	65,835
Northgate PLC	1,988	11,829
Nostrum Oil & Gas LP (a)	1,976	9,878
Ocado Group PLC (a)	11,763	44,947
Old Mutual PLC	133,610	338,937
On The Beach Group PLC	3,023	16,562
OneSavings Bank PLC	3,217	17,347
Ophir Energy PLC (a)	10,673	9,249
Oxford Instruments PLC	1,621	20,464
P2P Global Investments PLC	1,277	13,339
Pagegroup PLC	9,590	59,571
Paragon Banking Group PLC	7,344	46,351
Pearson PLC	23,856	222,759
Pendragon PLC	85,397	28,639
Pennon Group PLC	11,516	121,442
Persimmon PLC	8,460	314,837
Pets At Home Group PLC	9,173	21,454
Photo-Me International PLC	11,079	26,376
Polypipe Group PLC	2,666	14,606
Premier Foods PLC (a)	23,207	12,098
Premier Oil PLC (a)	4,370	3,947
Primary Health Properties PLC	4,061	6,391
Provident Financial PLC	3,661	45,293
Prudential PLC	64,250	1,577,040
Purplebricks Group PLC (a)	5,734	27,702
PZ Cussons PLC Class L	7,591	33,321
QinetiQ Group PLC	16,719	54,203
Rank Group PLC	996	3,147
Rathbone Brothers PLC	1,656	56,327
Reckitt Benckiser Group PLC	17,034	1,523,975
Redde PLC	3,192	6,433
Redrow PLC	5,679	49,102
RELX PLC	25,439	585,525
Renishaw PLC	850	55,938
Rentokil Initial PLC	51,566	229,981
Restore PLC	3,422	24,497
Rightmove PLC	3,076	169,707
Rio Tinto PLC	31,672	1,496,839
Rolls-Royce Holdings PLC	44,323	572,785
Rotork PLC	27,264	95,125
Royal Bank of Scotland Group PLC (a)	88,892	333,929
Royal Dutch Shell PLC:
Class A (United Kingdom)	112,617	3,545,160
Class B (United Kingdom)	94,550	3,044,254
Royal Mail PLC	24,809	123,365
RPC Group PLC	9,839	123,163
RPS Group PLC	1,810	7,074
RSA Insurance Group PLC	31,075	259,603
Safestore Holdings PLC	4,786	28,299
Saga PLC	59,263	150,415
Sage Group PLC	28,334	280,545
Savills PLC	2,288	28,352
Scapa Group PLC	4,991	31,885
Schroders PLC	3,113	144,419
Scottish & Southern Energy PLC	26,652	489,198
Segro PLC	29,366	211,783
Senior Engineering Group PLC	11,265	43,134
Serco Group PLC (a)	34,128	52,851
Severn Trent PLC	5,404	151,513
Shaftesbury PLC	6,361	83,639
Shanks Group PLC	22,634	31,204
SIG PLC	12,607	28,883
Sirius Minerals PLC (a)	103,835	36,959
SKY PLC	26,908	337,008
Smart Metering Systems PLC	2,619	28,106
Smith & Nephew PLC	21,672	408,768
Smiths Group PLC	10,604	221,255
SOCO International PLC	500	774
Softcat PLC	3,043	21,683
Sophos Group PLC	8,517	70,247
Sound Energy PLC (a)	8,859	6,413
Spectris PLC	3,313	112,644
Spirax-Sarco Engineering PLC	1,686	126,518
Spire Healthcare Group PLC	3,740	14,753
Sports Direct International PLC (a)	6,585	34,581
SSP Group PLC	13,135	102,055
St. James's Place Capital PLC	14,085	220,181
St. Modwen Properties PLC	10,219	51,670
Stagecoach Group PLC	12,696	28,126
Standard Chartered PLC (United Kingdom) (a)	85,944	856,556
Standard Life PLC	73,567	419,949
Stock Spirits Group PLC	10,658	35,672
SuperGroup PLC	4,044	99,579
Synthomer PLC	15,742	102,406
TalkTalk Telecom Group PLC (b)	14,984	42,489
Tate & Lyle PLC	14,974	128,574
Taylor Wimpey PLC	85,227	225,823
Ted Baker PLC	549	20,198
Telecom Plus PLC	1,569	25,423
Tesco PLC	218,327	526,078
The Go-Ahead Group PLC	653	15,351
The Restaurant Group PLC	3,104	12,520
The Weir Group PLC	6,610	171,455
Thomas Cook Group PLC	43,302	68,899
TORM PLC	167	1,608
Travis Perkins PLC	7,968	160,857
Tritax Big Box REIT PLC	24,098	47,144
Tullett Prebon PLC	17,989	130,092
Tullow Oil PLC (a)	31,855	77,001
Ultra Electronics Holdings PLC	3,091	74,881
Unilever PLC	32,446	1,838,844
Unite Group PLC	4,647	43,389
United Utilities Group PLC	18,269	202,119
Vectura Group PLC (a)	18,438	24,488
Vedanta Resources PLC	2,315	27,303
Vesuvius PLC	6,559	51,223
Victrex PLC	2,875	91,566
Virgin Money Holdings Uk PLC	7,048	27,315
Vodafone Group PLC	671,546	1,920,849
Watkin Jones PLC	6,697	20,880
WH Smith PLC	1,829	49,725
Whitbread PLC	4,443	217,923
William Hill PLC	23,323	80,043
WM Morrison Supermarkets PLC	51,100	152,161
Wolverhampton & Dudley Breweries PLC	23,336	33,039
Workspace Group PLC	1,823	21,428
Worldpay Group PLC	52,017	280,404
Zpg PLC	7,068	32,856

TOTAL UNITED KINGDOM		72,351,877

United States of America - 0.1%
Sohu.com, Inc. (a)	611	34,968
Southern Copper Corp.	1,820	78,169
Yum China Holdings, Inc.	10,506	423,917

TOTAL UNITED STATES OF AMERICA		537,054

TOTAL COMMON STOCKS
(Cost $571,374,504)		629,285,789

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Alpargatas SA (PN)	5,800	30,673
Banco ABC Brasil SA	3,211	17,619
Banco Bradesco SA (PN)	80,305	851,337
Banco do Estado Rio Grande do Sul SA	5,300	24,691
Bradespar SA (PN)	6,779	49,734
Braskem SA (PN-A)	5,300	84,831
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	4,462	34,563
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)	4,561	106,242
Companhia de Saneamento do Parana	4,600	15,257
Companhia Energetica de Minas Gerais (CEMIG) (PN)	18,200	43,006
Companhia Energetica de Sao Paulo Series B	5,300	21,062
Companhia Paranaense de Energia-Copel (PN-B)	1,300	9,931
Eletropaulo Metropolitana SA (PN-B)	1,200	5,407
Gerdau SA (PN)	26,703	89,383
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	8,891
Itau Unibanco Holding SA	82,307	1,057,992
Itausa-Investimentos Itau SA (PN)	100,752	322,771
Lojas Americanas SA (PN)	2,700	14,510
Marcopolo SA (PN)	10,100	12,257
Metalurgica Gerdau SA (PN) (a)	20,800	32,491
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	118,586	607,920
Suzano Papel e Celulose SA	10,400	64,632
Telefonica Brasil SA	10,300	159,004
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	16,600	44,706

TOTAL BRAZIL		3,708,910

Chile - 0.0%
Embotelladora Andina SA Class B	5,542	27,995
Sociedad Quimica y Minera de Chile SA (PN-B)	2,528	150,878

TOTAL CHILE		178,873

Colombia - 0.0%
Bancolombia SA (PN)	6,414	61,145
Grupo Aval Acciones y Valores SA	72,436	30,122
Grupo de Inversiones Suramerica SA	1,266	15,631

TOTAL COLOMBIA		106,898

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,277	198,715
Draegerwerk AG & Co. KGaA (non-vtg.)	125	14,364
Fuchs Petrolub AG	2,521	141,529
Henkel AG & Co. KGaA	3,459	485,521
Jungheinrich AG	1,253	56,908
Porsche Automobil Holding SE (Germany)	4,655	337,868
Sartorius AG (non-vtg.)	866	80,711
Sixt AG Preference Shares	227	14,652
Sto SE & Co. KGaA	28	4,240
Volkswagen AG	4,764	865,143

TOTAL GERMANY		2,199,651

Italy - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,220	19,341
Danieli & C. Officine Meccaniche SpA	1,027	17,083
Telecom Italia SpA (Risparmio Shares)	255,391	181,619

TOTAL ITALY		218,043

Korea (South) - 0.3%
AMOREPACIFIC Corp.	528	84,294
Daishin Securities Co. Ltd.	205	1,722
Hyundai Motor Co.	1,277	117,639
Hyundai Motor Co. Series 2	1,226	123,906
LG Chemical Ltd.	665	154,341
LG Household & Health Care Ltd.	112	65,612
Samsung Electronics Co. Ltd.	511	1,023,746

TOTAL KOREA (SOUTH)		1,571,260

Panama - 0.0%
Avianca Holdings SA 0.00%	19,286	16,927
Russia - 0.0%
AK Transneft OAO	11	34,798
Surgutneftegas OJSC	156,855	77,784

TOTAL RUSSIA		112,582

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	2,038,858	2,708
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,060,577)		8,115,852
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18(f)
(Cost $99,246)	$100,000	99,167
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.10% (g)	4,028,975	4,029,781
Fidelity Securities Lending Cash Central Fund 1.11% (g)(h)	6,846,192	6,846,877
TOTAL MONEY MARKET FUNDS
(Cost $10,877,325)		10,876,658
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $589,411,652)		648,377,466
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,519,761)
NET ASSETS - 100%		$644,857,705
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	50	Dec. 2017	$5,018,500	$6,907	$6,907
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	31	Dec. 2017	1,742,510	(2,875)	(2,875)
TME S&P/TSX 60 Index Contracts (Canada)	3	Dec. 2017	439,780	5,222	5,222
TOTAL FUTURES CONTRACTS					$9,254

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,718 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,832 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,167.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nufarm Ltd.	10/27/17	$3,079

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,141
Fidelity Securities Lending Cash Central Fund	7,262
Total	$146,403

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$75,896,539	$48,796,007	$27,095,483	$5,049
Consumer Staples	57,555,572	24,787,701	32,732,016	35,855
Energy	39,666,435	21,669,597	17,984,091	12,747
Financials	136,250,597	93,191,807	43,057,757	1,033
Health Care	47,783,754	15,440,734	32,343,020	--
Industrials	83,584,875	50,178,203	33,406,672	--
Information Technology	75,346,800	40,833,437	34,498,630	14,733
Materials	53,345,077	36,052,682	17,292,217	178
Real Estate	25,880,863	20,762,760	5,118,103	--
Telecommunication Services	23,381,252	9,102,202	14,279,050	--
Utilities	18,709,877	14,432,863	4,277,014	--
Government Obligations	99,167	--	99,167	--
Money Market Funds	10,876,658	10,876,658	--	--
Total Investments in Securities:	$648,377,466	$386,124,651	$262,183,220	$69,595
Derivative Instruments:
Assets
Futures Contracts	$12,129	$12,129	$--	$--
Total Assets	$12,129	$12,129	$--	$--
Liabilities
Futures Contracts	$(2,875)	$(2,875)	$--	$--
Total Liabilities	$(2,875)	$(2,875)	$--	$--
Total Derivative Instruments:	$9,254	$9,254	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$8,612,859
Level 2 to Level 1	$1,310,405

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$12,129	$(2,875)
Total Equity Risk	12,129	(2,875)
Total Value of Derivatives	$12,129	$(2,875)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $6,815,129) — See accompanying schedule: Unaffiliated issuers (cost $578,534,327)	$637,500,808
Fidelity Central Funds (cost $10,877,325)	10,876,658
Total Investment in Securities (cost $589,411,652)		$648,377,466
Segregated cash with brokers for derivative instruments		115,088
Cash		77
Foreign currency held at value (cost $589,265)		590,328
Receivable for investments sold		8,697
Receivable for fund shares sold		2,492,824
Dividends receivable		1,190,810
Distributions receivable from Fidelity Central Funds		18,368
Receivable for daily variation margin on futures contracts		28,013
Other receivables		562
Total assets		652,822,233
Liabilities
Payable for investments purchased	$35,934
Payable for fund shares redeemed	799,832
Accrued management fee	30,556
Other affiliated payables	15,504
Other payables and accrued expenses	234,810
Collateral on securities loaned	6,847,892
Total liabilities		7,964,528
Net Assets		$644,857,705
Net Assets consist of:
Paid in capital		$576,573,880
Undistributed net investment income		7,662,757
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,882,892
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		58,738,176
Net Assets		$644,857,705
Investor Class:
Net Asset Value, offering price and redemption price per share ($13,060,344 ÷ 1,054,825 shares)		$12.38
Premium Class:
Net Asset Value, offering price and redemption price per share ($391,740,983 ÷ 31,620,611 shares)		$12.39
Institutional Class:
Net Asset Value, offering price and redemption price per share ($104,568,767 ÷ 8,439,338 shares)		$12.39
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($135,487,611 ÷ 10,932,045 shares)		$12.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$9,247,128
Interest		1,221
Income from Fidelity Central Funds		146,403
Income before foreign taxes withheld		9,394,752
Less foreign taxes withheld		(834,408)
Total income		8,560,344
Expenses
Management fee	$187,944
Transfer agent fees	119,897
Independent trustees' fees and expenses	979
Miscellaneous	636
Total expenses before reductions	309,456
Expense reductions	(474)	308,982
Net investment income (loss)		8,251,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,495)	612,030
Fidelity Central Funds	(710)
Foreign currency transactions	(368,314)
Futures contracts	1,777,319
Total net realized gain (loss)		2,020,325
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $234,805)	58,993,971
Fidelity Central Funds	(667)
Assets and liabilities in foreign currencies	239
Futures contracts	44,068
Total change in net unrealized appreciation (depreciation)		59,037,611
Net gain (loss)		61,057,936
Net increase (decrease) in net assets resulting from operations		$69,309,298

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	For the period June 7, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,251,362	$236,307
Net realized gain (loss)	2,020,325	67,258
Change in net unrealized appreciation (depreciation)	59,037,611	(299,435)
Net increase (decrease) in net assets resulting from operations	69,309,298	4,130
Distributions to shareholders from net investment income	(438,332)	–
Distributions to shareholders from net realized gain	(81,892)	–
Total distributions	(520,224)	–
Share transactions - net increase (decrease)	518,835,415	57,187,236
Redemption fees	38,564	3,286
Total increase (decrease) in net assets	587,663,053	57,194,652
Net Assets
Beginning of period	57,194,652	–
End of period	$644,857,705	$57,194,652
Other Information
Undistributed net investment income end of period	$7,662,757	$184,189

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Index Fund Investor Class

Years ended October 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.08
Net realized and unrealized gain (loss)	2.05	–C
Total from investment operations	2.34	.08
Distributions from net investment income	(.03)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	–
Redemption fees added to paid in capitalB,C	–	–
Net asset value, end of period	$12.38	$10.08
Total ReturnD,E	23.31%	.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.18%	.21%H
Expenses net of fee waivers, if any	.18%	.18%H
Expenses net of all reductions	.18%	.18%H
Net investment income (loss)	2.53%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,060	$3,170
Portfolio turnover rateI	2%	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Premium Class

Years ended October 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.30	.08
Net realized and unrealized gain (loss)	2.04	.01C
Total from investment operations	2.34	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.04)D	–
Redemption fees added to paid in capitalB,E	–	–
Net asset value, end of period	$12.39	$10.09
Total ReturnF,G	23.34%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.11%	.11%J
Expenses net of fee waivers, if any	.11%	.11%J
Expenses net of all reductions	.11%	.11%J
Net investment income (loss)	2.60%	2.05%J
Supplemental Data
Net assets, end of period (000 omitted)	$391,741	$51,494
Portfolio turnover rateK	2%	1%L

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Class

Years ended October 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.30	.08
Net realized and unrealized gain (loss)	2.05	.01C
Total from investment operations	2.35	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$12.39	$10.09
Total ReturnE,F	23.35%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%	.13%I
Expenses net of fee waivers, if any	.09%	.09%I
Expenses net of all reductions	.09%	.09%I
Net investment income (loss)	2.62%	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$104,569	$1,241
Portfolio turnover rateJ	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Index Fund Institutional Premium Class

Years ended October 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.31	.08
Net realized and unrealized gain (loss)	2.04	.01C
Total from investment operations	2.35	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$12.39	$10.09
Total ReturnE,F	23.37%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%	.10%I
Expenses net of fee waivers, if any	.06%	.06%I
Expenses net of all reductions	.06%	.06%I
Net investment income (loss)	2.65%	2.09%I
Supplemental Data
Net assets, end of period (000 omitted)	$135,488	$1,289
Portfolio turnover rateJ	2%	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$70,245,634
Gross unrealized depreciation	(12,548,894)
Net unrealized appreciation (depreciation)	$57,696,740
Tax Cost	$590,685,948

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,737,803
Undistributed long-term capital gain	$1,086,173
Net unrealized appreciation (depreciation) on securities and other investments	$57,694,653

The tax character of distributions paid was as follows:

October 31, 2017
Ordinary Income	$473,428
Long-term Capital Gains	46,796
Total	$520,224

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $529,748,784 and $4,645,558, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2017, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.10%
Institutional Class	.08%
Institutional Premium Class	.06%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .18%, .11%, .09% and .06% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .11%, .04% and .02% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .12%, .05% and .03% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$9,595.12
Premium Class	96,013.05
Institutional Class	14,289.03
	$119,897

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $59,382.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $636 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,262.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $474.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2017	Year ended October 31, 2016(a)
From net investment income
Investor Class	$12,356	$–
Premium Class	274,306	–
Institutional Class	147,084	–
Institutional Premium Class	4,586	–
Total	$438,332	$–
From net realized gain
Investor Class	$2,668	$–
Premium Class	51,468	–
Institutional Class	26,952	–
Institutional Premium Class	804	–
Total	$81,892	$–

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2017	Year ended October 31, 2016(a)	Year ended October 31, 2017	Year ended October 31, 2016(a)
Investor Class
Shares sold	2,080,742	1,048,423	$23,149,243	$10,529,010
Reinvestment of distributions	1,459	–	14,518	–
Shares redeemed	(1,341,742)	(734,057)	(15,054,293)	(7,343,736)
Net increase (decrease)	740,459	314,366	$8,109,468	$3,185,274
Premium Class
Shares sold	29,938,258	5,723,071	$332,799,582	$57,674,176
Reinvestment of distributions	29,064	–	289,118	–
Shares redeemed	(3,451,383)	(618,399)	(39,220,046)	(6,220,113)
Net increase (decrease)	26,515,939	5,104,672	$293,868,654	$51,454,063
Institutional Class
Shares sold	8,773,177	250,000	$96,370,730	$2,500,000
Reinvestment of distributions	17,495	–	174,036	–
Shares redeemed	(474,363)	(126,971)	(5,749,005)	(1,250,000)
Net increase (decrease)	8,316,309	123,029	$90,795,761	$1,250,000
Institutional Premium Class
Shares sold	10,950,498	254,703	$127,826,848	$2,547,899
Reinvestment of distributions	542	–	5,390	–
Shares redeemed	(146,727)	(126,971)	(1,770,706)	(1,250,000)
Net increase (decrease)	10,804,313	127,732	$126,061,532	$1,297,899

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Total International Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total International Index Fund (a fund of Fidelity Salem Street Trust) as of October 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 7, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total International Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 13, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Investor Class	.17%
Actual		$1,000.00	$1,119.30	$.91
Hypothetical-C		$1,000.00	$1,024.35	$.87
Premium Class	.10%
Actual		$1,000.00	$1,119.20	$.53
Hypothetical-C		$1,000.00	$1,024.70	$.51
Institutional Class	.08%
Actual		$1,000.00	$1,119.20	$.43
Hypothetical-C		$1,000.00	$1,024.80	$.41
Institutional Premium Class	.06%
Actual		$1,000.00	$1,119.20	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Total International Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total International Index Fund
Investor Class	12/11/17	12/08/17	$0.15600	$0.05700
Premium Class	12/11/17	12/08/17	$0.16464	$0.05700
Institutional Class	12/11/17	12/08/17	$0.16710	$0.05700
Institutional Premium Class	12/11/17	12/08/17	$0.16957	$0.05700

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2017, $1,093,942, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the following fund qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Total International Index Fund
December 16, 2016	100%	89%	86%	82%
December 27, 2016	80%	80%	80%	80%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Total International Index Fund
Investor Class	12/19/16	$0.0198	$0.0019
Investor Class	12/28/16	$0.0030	$0.0000
Premium Class	12/19/16	$0.0222	$0.0019
Premium Class	12/28/16	$0.0030	$0.0000
Institutional Class	12/19/16	$0.0229	$0.0019
Institutional Class	12/28/16	$0.0030	$0.0000
Institutional Premium Class	12/19/16	$0.0239	$0.0019
Institutional Premium Class	12/28/16	$0.0030	$0.0000

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Total International Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.20% to 0.06%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode. At its July 2017 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.09% (0.08% effective August 1, 2017); Institutional Premium Class: 0.06%; Investor Class: 0.18% (0.17% effective August 1, 2017); and Premium Class: 0.11% (0.10% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TI1-ANN-1217
1.9879611.101

Fidelity Flex℠ Funds Fidelity Flex℠ International Index Fund Annual Report October 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ International Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ International Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$11,790	Fidelity Flex℠ International Index Fund
$11,809	MSCI ACWI (All Country World Index) ex USA Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the 12 months ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In the energy sector (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  From the fund’s inception on March 9, 2017, through October 31, 2017, the fund gained 17.90%, nearly in line with the 18.09% return of the benchmark MSCI ACWI ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment, many more stocks contributed than detracted this period. On an absolute basis, the fund’s top individual contributor was China-based media company Tencent Holdings, whose strong financial results pushed its shares up roughly 64%. South Korea’s Samsung Electronics (+41%) gained ground, as the consumer electronics company bounced back from a difficult 2016. Chinese e-commerce giant Alibaba Group (+81%) continued to produce strong growth throughout the year, while shares of Taiwan Semiconductor (+40%) benefited from steady demand for chipmakers’ products. In contrast, several drug companies were among the fund’s biggest detractors, led by Israel-based Teva Pharmaceutical Industries, which encountered a myriad of problems this period in route to a roughly -58% return. Roche Holding (-8%) and GlaxoSmithKline (-10%), based in Switzerland and the U.K., respectively, also hampered results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
iShares MSCI India ETF (United States of America, Investment Companies)	1.5	1.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1	1.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.1	1.0
Nestle SA (Reg. S) (Switzerland, Food Products)	1.0	1.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.0	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.8	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8	0.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8	1.0
	9.9

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	23.3
Industrials	10.8	11.6
Information Technology	10.8	9.2
Consumer Discretionary	10.8	10.9
Consumer Staples	9.4	9.9
Materials	7.7	7.2
Health Care	7.4	8.1
Energy	6.5	6.5
Telecommunication Services	4.0	4.7
Real Estate	3.3	2.6

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Japan	16.2%
United Kingdom	11.0%
France	6.9%
Germany	6.6%
Canada	6.3%
Switzerland	5.4%
Australia	4.6%
Cayman Islands	4.1%
United States of America*	4.1%
Other	34.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, if applicable.

As of April 30, 2017
Japan	15.3%
United Kingdom	11.4%
Canada	6.9%
France	6.7%
Germany	6.7%
Switzerland	6.4%
Australia	5.0%
Cayman Islands	3.6%
Korea (South)	3.5%
Other*	34.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.0	0.8

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 4.6%
AGL Energy Ltd.	171	$3,307
Amcor Ltd.	425	5,152
AMP Ltd.	1,694	6,444
APA Group unit	158	1,035
Aristocrat Leisure Ltd.	264	4,758
ASX Ltd.	38	1,570
Aurizon Holdings Ltd.	1,033	4,095
Australia & New Zealand Banking Group Ltd.	1,141	26,128
Bank of Queensland Ltd.	312	3,190
Bendigo & Adelaide Bank Ltd.	338	2,944
BHP Billiton Ltd.	1,303	26,827
BlueScope Steel Ltd.	192	1,887
Boral Ltd.	548	2,999
Brambles Ltd.	565	4,091
Caltex Australia Ltd.	127	3,330
Challenger Ltd.	289	2,942
Coca-Cola Amatil Ltd.	456	2,847
Cochlear Ltd.	21	2,827
Commonwealth Bank of Australia	473	28,103
Computershare Ltd.	267	3,184
Crown Ltd.	296	2,630
CSL Ltd.	188	19,990
DEXUS Property Group unit	152	1,137
Fortescue Metals Group Ltd.	844	2,997
Goodman Group unit	1,142	7,307
Incitec Pivot Ltd.	1,174	3,432
Insurance Australia Group Ltd.	1,042	5,232
Lendlease Group unit	93	1,154
Macquarie Group Ltd.	114	8,581
Medibank Private Ltd.	1,204	2,829
Mirvac Group unit	692	1,276
National Australia Bank Ltd.	1,045	26,121
Newcrest Mining Ltd.	257	4,408
Orica Ltd.	164	2,620
Origin Energy Ltd. (a)	752	4,570
QBE Insurance Group Ltd.	448	3,662
Ramsay Health Care Ltd.	72	3,687
Rio Tinto Ltd.	155	8,239
Santos Ltd. (a)	1,109	3,819
Scentre Management Ltd. A/S Trustee South Carolina unit	1,521	4,680
SEEK Ltd.	220	3,093
Sonic Healthcare Ltd.	62	1,033
South32 Ltd.	1,826	4,710
Stockland Corp. Ltd. unit	421	1,456
Suncorp Group Ltd.	573	5,955
Sydney Airport unit	573	3,118
Tatts Group Ltd.	940	3,000
The GPT Group unit	321	1,251
Transurban Group unit	905	8,402
Treasury Wine Estates Ltd.	424	5,079
Vicinity Centers unit	564	1,144
Wesfarmers Ltd.	436	13,948
Westfield Corp. unit	1,089	6,476
Westpac Banking Corp.	1,303	33,004
Woodside Petroleum Ltd.	323	7,597
Woolworths Ltd.	458	9,072

TOTAL AUSTRALIA		364,369

Austria - 0.3%
Andritz AG	53	2,997
Erste Group Bank AG	118	5,071
OMV AG	38	2,283
Raiffeisen International Bank-Holding AG (a)	91	3,171
Voestalpine AG	147	8,088

TOTAL AUSTRIA		21,610

Bailiwick of Jersey - 0.8%
Experian PLC	383	8,069
Glencore Xstrata PLC	4,286	20,664
Randgold Resources Ltd.	44	4,324
Shire PLC	320	15,762
Wolseley PLC	124	8,671
WPP PLC	409	7,231

TOTAL BAILIWICK OF JERSEY		64,721

Belgium - 0.8%
Ageas	97	4,705
Anheuser-Busch InBev SA NV	286	35,070
Groupe Bruxelles Lambert SA	18	1,933
KBC Groep NV	89	7,393
Proximus	62	2,059
Solvay SA Class A	31	4,606
UCB SA	63	4,586
Umicore SA	50	2,235

TOTAL BELGIUM		62,587

Bermuda - 0.3%
Brilliance China Automotive Holdings Ltd.	2,000	5,056
Cheung Kong Infrastructure Holdings Ltd.	500	4,352
Credicorp Ltd. (United States)	34	7,121
Hongkong Land Holdings Ltd.	500	3,625
Jardine Matheson Holdings Ltd.	56	3,587
Jardine Strategic Holdings Ltd.	62	2,600

TOTAL BERMUDA		26,341

Brazil - 1.0%
Ambev SA	1,600	10,222
Banco Bradesco SA	810	8,117
Banco do Brasil SA	500	5,264
BB Seguridade Participacoes SA	100	848
BM&F BOVESPA SA	1,300	9,498
Brasil Foods SA (a)	100	1,353
CCR SA	200	1,113
Centrais Eletricas Brasileiras SA (Electrobras) (a)	500	3,370
Cielo SA	640	4,378
Drogasil SA	200	4,782
Equatorial Energia SA	200	3,729
Kroton Educacional SA	600	3,300
Lojas Americanas SA	600	2,625
Lojas Renner SA	300	3,162
Petroleo Brasileiro SA - Petrobras (ON) (a)	500	2,663
Ultrapar Participacoes SA	100	2,387
Vale SA	1,073	10,529
Weg SA	700	4,554

TOTAL BRAZIL		81,894

Canada - 6.3%
Agnico Eagle Mines Ltd. (Canada)	91	4,063
Agrium, Inc.	62	6,750
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	153	7,174
ARC Resources Ltd.	205	2,500
Bank of Montreal	257	19,688
Bank of Nova Scotia	443	28,597
Barrick Gold Corp.	433	6,256
BCE, Inc.	64	2,955
BlackBerry Ltd. (a)	321	3,513
Brookfield Asset Management, Inc. Class A	299	12,543
CAE, Inc.	310	5,493
Canadian National Railway Co.	276	22,209
Canadian Natural Resources Ltd.	476	16,611
Canadian Pacific Railway Ltd.	62	10,750
Canadian Tire Ltd. Class A (non-vtg.)	14	1,718
CCL Industries, Inc. Class B	42	2,024
Cenovus Energy, Inc.	477	4,629
CGI Group, Inc. Class A (sub. vtg.) (a)	121	6,429
Constellation Software, Inc.	9	5,120
Crescent Point Energy Corp.	88	724
Dollarama, Inc.	31	3,451
Enbridge, Inc.	653	25,096
Encana Corp.	400	4,679
Fairfax Financial Holdings Ltd. (sub. vtg.)	14	7,373
First Quantum Minerals Ltd.	358	4,004
Fortis, Inc.	169	6,224
Franco-Nevada Corp.	102	8,106
Gildan Activewear, Inc.	56	1,714
Goldcorp, Inc.	345	4,506
Great-West Lifeco, Inc.	143	3,979
H&R REIT/H&R Finance Trust	178	2,955
Hydro One Ltd.	226	3,996
Imperial Oil Ltd.	38	1,232
Industrial Alliance Insurance and Financial Services, Inc.	46	2,084
Intact Financial Corp.	56	4,577
Inter Pipeline Ltd.	399	8,115
Keyera Corp.	223	6,565
Kinross Gold Corp. (a)	730	2,886
Loblaw Companies Ltd.	83	4,284
Magna International, Inc. Class A (sub. vtg.)	169	9,220
Manulife Financial Corp.	703	14,135
Metro, Inc. Class A (sub. vtg.)	40	1,259
National Bank of Canada	176	8,541
Onex Corp. (sub. vtg.)	18	1,368
Pembina Pipeline Corp.	221	7,306
Potash Corp. of Saskatchewan, Inc.	366	7,124
Power Corp. of Canada (sub. vtg.)	54	1,385
Power Financial Corp.	38	1,064
PrairieSky Royalty Ltd.	89	2,369
Restaurant Brands International, Inc.	76	4,910
Rogers Communications, Inc. Class B (non-vtg.)	127	6,590
Royal Bank of Canada	538	42,065
Saputo, Inc.	34	1,228
Seven Generations Energy Ltd. (a)	173	2,612
Shaw Communications, Inc. Class B	209	4,773
Shopify, Inc. Class A (a)	18	1,790
Smart (REIT)	120	2,696
SNC-Lavalin Group, Inc.	26	1,171
Sun Life Financial, Inc.	205	7,985
Suncor Energy, Inc.	681	23,121
Teck Resources Ltd. Class B (sub. vtg.)	213	4,352
TELUS Corp.	31	1,123
The Toronto-Dominion Bank	682	38,771
Thomson Reuters Corp.	120	5,611
Tourmaline Oil Corp. (a)	312	5,710
TransCanada Corp.	355	16,854
Valeant Pharmaceuticals International, Inc. (Canada) (a)	66	772
Wheaton Precious Metals Corp.	201	4,171

TOTAL CANADA		505,648

Cayman Islands - 4.1%
58.com, Inc. ADR (a)	59	3,963
AAC Technology Holdings, Inc.	500	9,152
Alibaba Group Holding Ltd. sponsored ADR (a)	437	80,797
Baidu.com, Inc. sponsored ADR (a)	109	26,589
Cheung Kong Property Holdings Ltd.	1,000	8,223
China Mengniu Dairy Co. Ltd.	2,000	5,537
China Resources Land Ltd.	2,000	5,960
CK Hutchison Holdings Ltd.	1,000	12,696
Country Garden Holdings Co. Ltd.	1,000	1,584
Ctrip.com International Ltd. ADR (a)	173	8,285
ENN Energy Holdings Ltd.	1,000	7,332
Evergrande Real Estate Group Ltd. (a)	1,000	3,852
Geely Automobile Holdings Ltd.	2,000	6,191
Hengan International Group Co. Ltd.	500	4,929
JD.com, Inc. sponsored ADR (a)	229	8,592
Melco Crown Entertainment Ltd. sponsored ADR	149	3,767
NetEase, Inc. ADR	29	8,176
New Oriental Education & Technology Group, Inc. sponsored ADR	58	4,828
Shenzhou International Group Holdings Ltd.	1,000	8,537
SINA Corp.	32	3,445
Sino Biopharmaceutical Ltd.	4,000	4,671
Sunac China Holdings Ltd.	1,000	5,089
TAL Education Group ADR	102	2,805
Tencent Holdings Ltd.	2,000	89,890
Vipshop Holdings Ltd. ADR (a)	244	1,928
WH Group Ltd.	1,500	1,519

TOTAL CAYMAN ISLANDS		328,337

Chile - 0.3%
Banco Santander Chile	30,589	2,403
Cencosud SA	1,056	3,152
Compania de Petroleos de Chile SA (COPEC)	185	2,850
Empresas CMPC SA	1,195	3,828
Enersis SA	10,151	2,177
LATAM Airlines Group SA	256	3,536
S.A.C.I. Falabella	339	3,249

TOTAL CHILE		21,195

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	12,000	5,645
Bank Communications Co. Ltd. (H Shares)	2,000	1,507
Bank of China Ltd. (H Shares)	30,000	14,959
China CITIC Bank Corp. Ltd. (H Shares)	2,000	1,287
China Communications Construction Co. Ltd. (H Shares)	1,000	1,214
China Construction Bank Corp. (H Shares)	35,000	31,225
China Everbright Bank Co. Ltd. (H Shares)	8,000	3,774
China Life Insurance Co. Ltd. (H Shares)	3,000	9,946
China Merchants Bank Co. Ltd. (H Shares)	2,000	7,627
China Minsheng Banking Corp. Ltd. (H Shares)	4,500	4,355
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,200	5,914
China Petroleum & Chemical Corp. (H Shares)	12,000	8,812
China Shenhua Energy Co. Ltd. (H Shares)	2,000	4,779
China Telecom Corp. Ltd. (H Shares)	4,000	2,005
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,000	4,973
Haitong Securities Co. Ltd. (H Shares)	2,800	4,429
Industrial & Commercial Bank of China Ltd. (H Shares)	27,000	21,423
New China Life Insurance Co. Ltd. (H Shares)	500	3,124
PetroChina Co. Ltd. (H Shares)	10,000	6,537
PICC Property & Casualty Co. Ltd. (H Shares)	2,000	3,963
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,000	17,561
Sinopharm Group Co. Ltd. (H Shares)	800	3,579

TOTAL CHINA		168,638

Colombia - 0.0%
Inversiones Argos SA	292	1,904
Czech Republic - 0.0%
Komercni Banka A/S	50	2,149
MONETA Money Bank A/S	606	2,071

TOTAL CZECH REPUBLIC		4,220

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A	3	5,560
Series B	1	1,921
Carlsberg A/S Series B	43	4,910
Christian Hansen Holding A/S	34	2,975
Coloplast A/S Series B	49	4,311
Danske Bank A/S	316	12,055
DONG Energy A/S	50	2,802
DSV de Sammensluttede Vognmaend A/S	70	5,413
Genmab A/S (a)	24	4,846
ISS Holdings A/S	31	1,312
Novo Nordisk A/S Series B	718	35,748
Novozymes A/S Series B	121	6,682
Pandora A/S	39	3,681
TDC A/S	391	2,312
Vestas Wind Systems A/S	73	6,439

TOTAL DENMARK		100,967

Finland - 0.7%
Elisa Corp. (A Shares)	61	2,458
Fortum Corp.	225	4,778
Kone Oyj (B Shares)	115	6,225
Neste Oyj	70	3,900
Nokia Corp.	2,447	12,034
Nokian Tyres PLC	48	2,201
Orion Oyj (B Shares)	39	1,599
Sampo Oyj (A Shares)	193	10,112
Stora Enso Oyj (R Shares)	96	1,502
UPM-Kymmene Corp.	187	5,620
Wartsila Corp.	65	4,187

TOTAL FINLAND		54,616

France - 6.9%
Accor SA	92	4,590
Aeroports de Paris	18	3,032
Air Liquide SA	149	18,971
Alstom SA	62	2,509
Arkema SA	12	1,516
Atos Origin SA	32	4,973
AXA SA	721	21,766
BIC SA	25	2,640
BNP Paribas SA	428	33,423
Bollore SA	649	3,137
Bollore SA (a)	3	14
Bouygues SA	36	1,728
Bureau Veritas SA	105	2,813
Capgemini SA	67	8,144
Carrefour SA	231	4,650
CNP Assurances	125	2,908
Compagnie de St. Gobain	164	9,621
Credit Agricole SA	402	7,016
Danone SA	235	19,207
Dassault Systemes SA	44	4,673
Edenred SA	82	2,364
EDF SA	108	1,414
Eiffage SA	26	2,716
ENGIE	713	12,051
Essilor International SA	88	11,142
Eurazeo SA	37	3,440
Eutelsat Communications	111	2,781
Gecina SA	34	5,517
Groupe Eurotunnel SA	228	2,866
Hermes International SCA	10	5,190
Iliad SA	7	1,748
Ingenico SA	13	1,262
Ipsen SA	24	2,902
Kering SA	31	14,209
Klepierre SA	46	1,830
L'Oreal SA	94	20,921
Lagardere S.C.A. (Reg.)	92	3,030
Legrand SA	129	9,582
LVMH Moet Hennessy - Louis Vuitton SA	102	30,423
Michelin CGDE Series B	72	10,417
Natixis SA	149	1,168
Orange SA	786	12,912
Pernod Ricard SA	84	12,598
Peugeot Citroen SA	197	4,673
Publicis Groupe SA	89	5,793
Renault SA	75	7,438
Rexel SA	140	2,499
Safran SA	133	14,010
Sanofi SA	345	32,667
Schneider Electric SA	199	17,484
SCOR SE	117	4,858
SEB SA	17	3,168
Societe Generale Series A	262	14,581
Sodexo SA	35	4,454
Suez Environnement SA	80	1,407
Thales SA	42	4,378
Total SA	887	49,440
Unibail-Rodamco	35	8,759
Valeo SA	84	5,685
Veolia Environnement SA	201	4,762
VINCI SA	171	16,742
Vivendi SA	341	8,471
Wendel SA	19	3,205
Zodiac Aerospace	140	4,004

TOTAL FRANCE		548,292

Germany - 6.3%
adidas AG	76	16,913
Allianz SE	156	36,420
BASF AG	350	38,169
Bayer AG	318	41,365
Bayerische Motoren Werke AG (BMW)	104	10,600
Beiersdorf AG	39	4,375
Brenntag AG	96	5,436
Commerzbank AG (a)	374	5,125
Continental AG	35	8,884
Covestro AG	53	5,085
Daimler AG (Germany)	375	31,141
Deutsche Bank AG	734	11,927
Deutsche Borse AG	70	7,250
Deutsche Lufthansa AG	88	2,809
Deutsche Post AG	325	14,886
Deutsche Telekom AG	1,195	21,638
Deutsche Wohnen AG (Bearer)	143	6,091
E.ON AG	736	8,718
Evonik Industries AG	79	2,878
Fresenius Medical Care AG & Co. KGaA	79	7,649
Fresenius SE & Co. KGaA	180	15,036
GEA Group AG	99	4,774
Hannover Reuck SE	33	4,138
HeidelbergCement Finance AG	60	6,113
Henkel AG & Co. KGaA	62	7,814
Hochtief AG	11	1,941
Hugo Boss AG	40	3,580
Infineon Technologies AG	354	9,791
Innogy SE	51	2,373
K&S AG	116	2,813
KION Group AG	38	3,041
Lanxess AG	15	1,172
Linde AG	57	12,311
MAN SE	19	2,100
Merck KGaA	53	5,673
Metro Wholesale & Food Specialist AG	90	1,719
Muenchener Rueckversicherungs AG	64	14,317
OSRAM Licht AG	31	2,372
ProSiebenSat.1 Media AG	107	3,769
RWE AG	213	5,325
SAP SE	358	40,906
Siemens AG	293	42,084
Symrise AG	62	4,825
Thyssenkrupp AG	150	4,002
TUI AG (GB)	73	1,319
United Internet AG	28	1,771
Volkswagen AG	27	5,042
Vonovia SE	151	6,642
Zalando SE (a)	67	3,352

TOTAL GERMANY		507,474

Greece - 0.0%
Hellenic Telecommunications Organization SA	236	2,804
Hong Kong - 2.9%
AIA Group Ltd.	4,800	36,117
BOC Hong Kong (Holdings) Ltd.	1,500	7,143
China Merchants Holdings International Co. Ltd.	2,000	6,255
China Mobile Ltd.	2,500	25,146
China Overseas Land and Investment Ltd.	2,000	6,486
China Resources Beer Holdings Co. Ltd.	2,000	5,768
China Resources Power Holdings Co. Ltd.	2,000	3,845
China Taiping Insurance Group Ltd.	1,000	3,294
China Unicom Ltd. (a)	2,000	2,838
CITIC Pacific Ltd.	5,000	7,319
CLP Holdings Ltd.	1,000	10,171
CNOOC Ltd.	9,000	12,289
CSPC Pharmaceutical Group Ltd.	2,000	3,476
Fosun International Ltd.	2,000	4,958
Galaxy Entertainment Group Ltd.	1,000	6,806
Hang Lung Properties Ltd.	1,000	2,297
Hang Seng Bank Ltd.	300	7,103
Henderson Land Development Co. Ltd.	1,000	6,518
Hong Kong & China Gas Co. Ltd.	3,100	5,876
Hong Kong Exchanges and Clearing Ltd.	508	14,143
i-CABLE Communications Ltd. (a)	531	17
Lenovo Group Ltd.	6,000	3,476
Link (REIT)	500	4,201
MTR Corp. Ltd.	502	2,909
New World Development Co. Ltd.	1,013	1,509
Power Assets Holdings Ltd.	500	4,333
Sun Hung Kai Properties Ltd.	1,000	16,356
Techtronic Industries Co. Ltd.	500	2,932
Wharf Holdings Ltd.	1,000	9,095
Wheelock and Co. Ltd.	1,000	6,960

TOTAL HONG KONG		229,636

Hungary - 0.1%
OTP Bank PLC	70	2,823
Richter Gedeon PLC	179	4,453

TOTAL HUNGARY		7,276

Indonesia - 0.4%
PT Astra International Tbk	8,800	5,191
PT Bank Central Asia Tbk	3,800	5,856
PT Bank Mandiri (Persero) Tbk	9,000	4,678
PT Bank Negara Indonesia (Persero) Tbk	5,100	2,858
PT Bank Rakyat Indonesia Tbk	5,100	5,866
PT Indofood Sukses Makmur Tbk	3,400	2,056
PT Telkomunikasi Indonesia Tbk Series B	18,300	5,460
PT Unilever Indonesia Tbk	1,100	4,023

TOTAL INDONESIA		35,988

Ireland - 0.4%
Bank Ireland Group PLC (a)	500	3,919
CRH PLC	284	10,687
DCC PLC (United Kingdom)	47	4,457
James Hardie Industries PLC CDI	74	1,126
Kerry Group PLC Class A	67	6,747
Paddy Power Betfair PLC (Ireland)	41	4,193

TOTAL IRELAND		31,129

Isle of Man - 0.1%
Genting Singapore PLC	3,500	3,133
NEPI Rockcastle PLC	257	3,593

TOTAL ISLE OF MAN		6,726

Israel - 0.3%
Bank Hapoalim BM (Reg.)	602	4,260
Bank Leumi le-Israel BM	868	4,799
Bezeq The Israel Telecommunication Corp. Ltd.	1,181	1,763
Check Point Software Technologies Ltd. (a)	49	5,768
NICE Systems Ltd.	30	2,472
Teva Pharmaceutical Industries Ltd. sponsored ADR	278	3,836

TOTAL ISRAEL		22,898

Italy - 1.3%
Assicurazioni Generali SpA	551	10,038
Atlantia SpA	183	5,969
Enel SpA	3,106	19,262
Eni SpA	860	14,059
Intesa Sanpaolo SpA	4,189	14,083
Intesa Sanpaolo SpA (Risparmio Shares)	1,324	4,176
Leonardo SpA	84	1,451
Luxottica Group SpA	71	4,072
Mediobanca SpA	122	1,337
Poste Italiane SpA	353	2,580
Prysmian SpA	77	2,655
Recordati SpA	71	3,301
Snam Rete Gas SpA	917	4,685
Telecom Italia SpA (a)	6,080	5,276
Terna SpA	278	1,677
UniCredit SpA (a)	695	13,301

TOTAL ITALY		107,922

Japan - 16.2%
AEON Co. Ltd.	100	1,547
Aisin Seiki Co. Ltd.	100	5,180
Ajinomoto Co., Inc.	300	6,035
Alps Electric Co. Ltd.	100	3,060
Asahi Glass Co. Ltd.	100	3,919
Asahi Group Holdings	100	4,566
Asahi Kasei Corp.	1,000	12,110
Astellas Pharma, Inc.	700	9,316
Bandai Namco Holdings, Inc.	100	3,427
Bridgestone Corp.	200	9,554
Brother Industries Ltd.	100	2,433
Canon, Inc.	400	15,027
Central Japan Railway Co.	100	18,165
Chiba Bank Ltd.	1,000	7,666
Chubu Electric Power Co., Inc.	100	1,290
Chugai Pharmaceutical Co. Ltd.	100	4,768
Concordia Financial Group Ltd.	200	1,059
Dai-ichi Mutual Life Insurance Co.	400	7,639
Daiichi Sankyo Kabushiki Kaisha	200	4,594
Daikin Industries Ltd.	100	11,051
Daiwa House Industry Co. Ltd.	200	7,331
Daiwa Securities Group, Inc.	1,000	6,270
DENSO Corp.	200	11,015
Dentsu, Inc.	100	4,277
Don Quijote Holdings Co. Ltd.	100	4,195
East Japan Railway Co.	100	9,698
Eisai Co. Ltd.	100	5,566
Electric Power Development Co. Ltd.	100	2,520
FamilyMart Co. Ltd.	100	5,684
Fanuc Corp.	100	23,382
Fujifilm Holdings Corp.	200	8,182
Fujitsu Ltd.	1,000	7,793
Hankyu Hanshin Holdings, Inc.	100	3,899
Hisamitsu Pharmaceutical Co., Inc.	100	5,506
Hitachi Ltd.	2,000	15,927
Honda Motor Co. Ltd.	700	21,936
Hoya Corp.	200	10,866
IHI Corp.	100	3,602
INPEX Corp.	400	4,283
Isuzu Motors Ltd.	100	1,461
Itochu Corp.	600	10,510
Japan Airlines Co. Ltd.	100	3,423
Japan Exchange Group, Inc.	100	1,803
Japan Post Holdings Co. Ltd.	600	6,941
Japan Real Estate Investment Corp.	1	4,688
Japan Retail Fund Investment Corp.	3	5,324
Japan Tobacco, Inc.	400	13,240
JFE Holdings, Inc.	300	6,447
JX Holdings, Inc.	1,300	6,713
Kajima Corp.	1,000	10,371
Kansai Electric Power Co., Inc.	300	4,108
Kansai Paint Co. Ltd.	100	2,570
Kao Corp.	200	12,087
Kawasaki Heavy Industries Ltd.	100	3,489
KDDI Corp.	600	15,986
Kikkoman Corp.	100	3,432
Kintetsu Group Holdings Co. Ltd.	100	3,845
Kirin Holdings Co. Ltd.	300	7,201
Koito Manufacturing Co. Ltd.	100	6,705
Komatsu Ltd.	300	9,803
Konami Holdings Corp.	100	4,871
Kubota Corp.	400	7,526
Kuraray Co. Ltd.	200	3,939
Kyocera Corp.	100	6,689
Kyowa Hakko Kirin Co., Ltd.	200	3,692
Kyushu Electric Power Co., Inc.	300	3,422
Kyushu Railway Co.	100	3,196
Lion Corp.	200	3,849
LIXIL Group Corp.	100	2,754
M3, Inc.	100	2,983
Makita Corp.	100	4,191
Marubeni Corp.	400	2,682
Mazda Motor Corp.	100	1,444
Mebuki Financial Group, Inc.	900	3,755
Meiji Holdings Co. Ltd.	100	8,175
Minebea Mitsumi, Inc.	100	1,833
Misumi Group, Inc.	100	2,740
Mitsubishi Chemical Holdings Corp.	600	6,267
Mitsubishi Corp.	500	11,709
Mitsubishi Electric Corp.	600	10,268
Mitsubishi Estate Co. Ltd.	400	7,254
Mitsubishi Heavy Industries Ltd.	100	3,913
Mitsubishi Motors Corp. of Japan	400	3,203
Mitsubishi Tanabe Pharma Corp.	100	2,201
Mitsubishi UFJ Financial Group, Inc.	4,500	30,524
Mitsui & Co. Ltd.	600	8,961
Mitsui Chemicals, Inc.	200	6,167
Mitsui Fudosan Co. Ltd.	300	7,002
Mitsui OSK Lines Ltd.	100	3,062
Mizuho Financial Group, Inc.	8,200	14,898
MS&AD Insurance Group Holdings, Inc.	200	6,794
Murata Manufacturing Co. Ltd.	100	15,716
NEC Corp.	100	2,744
Nexon Co. Ltd. (a)	100	2,690
NGK Insulators Ltd.	200	3,960
Nidec Corp.	100	13,298
Nikon Corp.	200	3,798
Nintendo Co. Ltd.	100	38,796
Nippon Building Fund, Inc.	1	4,828
Nippon Express Co. Ltd.	100	6,345
Nippon Paint Holdings Co. Ltd.	100	3,528
Nippon Steel & Sumitomo Metal Corp.	300	7,193
Nippon Telegraph & Telephone Corp.	300	14,504
Nissan Motor Co. Ltd.	800	7,780
Nitto Denko Corp.	100	9,299
NKSJ Holdings, Inc.	100	4,020
Nomura Holdings, Inc.	1,300	7,440
Nomura Real Estate Master Fund, Inc.	2	2,501
NSK Ltd.	100	1,440
NTT Data Corp.	500	5,823
NTT DOCOMO, Inc.	500	12,109
Obayashi Corp.	200	2,619
Olympus Corp.	100	3,721
OMRON Corp.	100	5,604
Ono Pharmaceutical Co. Ltd.	100	2,292
Oriental Land Co. Ltd.	100	7,998
ORIX Corp.	500	8,597
Osaka Gas Co. Ltd.	200	3,874
Otsuka Holdings Co. Ltd.	100	4,177
Panasonic Corp.	700	10,570
Rakuten, Inc.	400	4,280
Recruit Holdings Co. Ltd.	500	12,259
Renesas Electronics Corp. (a)	300	3,879
Resona Holdings, Inc.	900	4,865
Ricoh Co. Ltd.	300	2,784
ROHM Co. Ltd.	100	9,309
Santen Pharmaceutical Co. Ltd.	200	3,178
Secom Co. Ltd.	100	7,614
Seiko Epson Corp.	100	2,386
Sekisui Chemical Co. Ltd.	100	2,018
Sekisui House Ltd.	100	1,870
Seven & i Holdings Co. Ltd.	300	12,091
Sharp Corp. (a)	100	3,181
SHIMIZU Corp.	400	4,708
Shin-Etsu Chemical Co. Ltd.	200	21,092
Shionogi & Co. Ltd.	100	5,384
Shiseido Co. Ltd.	200	8,250
SoftBank Corp.	300	26,587
Sony Corp.	500	20,917
Start Today Co. Ltd.	100	2,739
Subaru Corp.	200	6,910
Sumitomo Chemical Co. Ltd.	1,000	7,028
Sumitomo Corp.	400	5,786
Sumitomo Electric Industries Ltd.	300	5,108
Sumitomo Mitsui Financial Group, Inc.	500	20,031
Sumitomo Mitsui Trust Holdings, Inc.	100	3,947
Suntory Beverage & Food Ltd.	100	4,601
Suzuki Motor Corp.	100	5,477
Sysmex Corp.	100	6,844
T&D Holdings, Inc.	100	1,560
Taiheiyo Cement Corp.	100	3,997
Taisei Corp.	200	11,081
Takeda Pharmaceutical Co. Ltd.	300	16,915
TDK Corp.	100	7,684
Terumo Corp.	100	4,167
Tohoku Electric Power Co., Inc.	200	2,624
Tokio Marine Holdings, Inc.	300	12,932
Tokyo Electric Power Co., Inc. (a)	500	2,052
Tokyo Electron Ltd.	100	17,608
Tokyo Gas Co. Ltd.	200	4,989
Tokyu Corp.	500	7,564
Toray Industries, Inc.	400	4,049
Toshiba Corp. (a)	2,000	5,782
Toto Ltd.	100	4,897
Toyota Industries Corp.	100	6,155
Toyota Motor Corp.	1,000	62,026
Toyota Tsusho Corp.	100	3,637
Trend Micro, Inc.	100	5,362
Unicharm Corp.	100	2,276
United Urban Investment Corp.	4	5,754
USS Co. Ltd.	200	4,043
West Japan Railway Co.	100	7,052
Yahoo! Japan Corp.	200	894
Yakult Honsha Co. Ltd.	100	8,268
Yamada Denki Co. Ltd.	600	3,192
Yamaha Corp.	100	3,929
Yamaha Motor Co. Ltd.	100	3,001
Yamato Holdings Co. Ltd.	100	2,045
Yaskawa Electric Corp.	100	3,583

TOTAL JAPAN		1,295,954

Korea (South) - 3.5%
AMOREPACIFIC Corp.	6	1,685
Celltrion, Inc.	37	5,728
Cheil Industries, Inc.	36	4,765
Coway Co. Ltd.	25	2,176
E-Mart Co. Ltd.	13	2,604
Hana Financial Group, Inc.	127	5,446
Hankook Tire Co. Ltd.	54	2,608
Hyundai Heavy Industries Co. Ltd. (a)	5	700
Hyundai Mobis	27	6,436
Hyundai Motor Co.	52	7,488
Hyundai Robotics Co. Ltd.	1	404
Hyundai Steel Co.	129	6,634
KB Financial Group, Inc.	193	10,111
Kia Motors Corp.	241	7,630
Korea Electric Power Corp.	123	4,321
KT&G Corp.	57	5,404
LG Chemical Ltd.	23	8,300
LG Corp.	82	6,307
LG Display Co. Ltd.	96	2,516
LG Electronics, Inc.	47	3,825
LG Household & Health Care Ltd.	6	6,316
Lotte Chemical Corp.	9	2,974
NAVER Corp.	11	8,795
NCSOFT Corp.	9	3,433
POSCO	29	8,470
S-Oil Corp.	29	3,333
Samsung Electro-Mechanics Co. Ltd.	39	3,628
Samsung Electronics Co. Ltd.	37	91,136
Samsung Fire & Marine Insurance Co. Ltd.	6	1,465
Samsung Life Insurance Co. Ltd.	12	1,449
Samsung SDI Co. Ltd.	22	4,053
Samsung SDS Co. Ltd.	19	3,518
Shinhan Financial Group Co. Ltd.	221	9,947
SK C&C Co. Ltd.	17	4,402
SK Energy Co. Ltd.	48	8,801
SK Hynix, Inc.	247	18,159
SK Telecom Co. Ltd.	12	2,839
Woori Bank	130	1,907

TOTAL KOREA (SOUTH)		279,713

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	262	7,512
Eurofins Scientific SA	6	3,753
Millicom International Cellular SA (depository receipt)	48	3,070
SES SA (France) (depositary receipt)	177	2,878
Tenaris SA	278	3,795

TOTAL LUXEMBOURG		21,008

Malaysia - 0.5%
Axiata Group Bhd	2,800	3,566
Bumiputra-Commerce Holdings Bhd	1,300	1,886
DiGi.com Bhd	1,700	2,009
Genting Bhd	1,400	2,994
Genting Malaysia Bhd	2,200	2,615
IHH Healthcare Bhd	3,000	3,998
IJM Corp. Bhd	2,500	1,884
Malayan Banking Bhd	1,000	2,186
Petronas Gas Bhd	700	2,984
Public Bank Bhd	1,200	5,802
Sime Darby Bhd	1,800	3,913
Tenaga Nasional Bhd	1,700	6,026

TOTAL MALAYSIA		39,863

Mexico - 0.8%
Alfa SA de CV Series A	2,600	2,716
America Movil S.A.B. de CV Series L	10,700	9,231
CEMEX S.A.B. de CV unit	5,280	4,291
Coca-Cola FEMSA S.A.B. de CV Series L	400	2,702
Fibra Uno Administracion SA de CV	1,500	2,361
Fomento Economico Mexicano S.A.B. de CV unit	700	6,111
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	300	2,845
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	140	2,497
Grupo Bimbo S.A.B. de CV Series A	1,200	2,774
Grupo Financiero Banorte S.A.B. de CV Series O	1,000	5,935
Grupo Financiero Inbursa S.A.B. de CV Series O	1,700	2,922
Grupo Financiero Santander Mexico S.A.B. de CV	1,800	3,032
Grupo Mexico SA de CV Series B	1,400	4,552
Grupo Televisa SA de CV	1,100	4,816
Wal-Mart de Mexico SA de CV Series V	1,800	4,022

TOTAL MEXICO		60,807

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	2,000	2,443
Netherlands - 3.1%
ABN AMRO Group NV GDR	154	4,756
AEGON NV	763	4,505
AerCap Holdings NV (a)	107	5,632
Airbus Group NV	204	20,933
Akzo Nobel NV	81	7,335
Altice NV:
Class A (a)	101	1,905
Class B (a)	157	2,961
ASML Holding NV (Netherlands)	142	25,621
CNH Industrial NV	366	4,677
EXOR NV	31	1,988
Ferrari NV	44	5,274
Fiat Chrysler Automobiles NV	426	7,364
Heineken Holding NV	45	4,178
Heineken NV (Bearer)	75	7,309
ING Groep NV (Certificaten Van Aandelen)	1,483	27,405
Koninklijke Ahold Delhaize NV	427	8,035
Koninklijke Boskalis Westminster NV	78	2,789
Koninklijke DSM NV	70	5,972
Koninklijke KPN NV	1,396	4,803
Koninklijke Philips Electronics NV	306	12,470
NN Group NV	115	4,817
NXP Semiconductors NV (a)	119	13,929
QIAGEN NV (Germany)	36	1,219
Randstad Holding NV	17	1,046
RELX NV	320	7,228
Steinhoff International Holdings NV (South Africa)	1,112	4,830
STMicroelectronics NV (France)	241	5,673
Unilever NV (Certificaten Van Aandelen) (Bearer)	600	34,854
Wolters Kluwer NV	133	6,519

TOTAL NETHERLANDS		246,027

New Zealand - 0.1%
Auckland International Airport Ltd.	393	1,675
Fletcher Building Ltd.	501	2,523
Spark New Zealand Ltd.	700	1,763

TOTAL NEW ZEALAND		5,961

Norway - 0.5%
DNB ASA	364	7,019
Marine Harvest ASA	215	4,198
Norsk Hydro ASA	577	4,461
Orkla ASA	405	3,964
Schibsted ASA (B Shares)	130	3,048
Statoil ASA	444	9,021
Telenor ASA	331	7,031
Yara International ASA	93	4,415

TOTAL NORWAY		43,157

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	189	1,068
Philippines - 0.3%
Ayala Corp.	230	4,597
Ayala Land, Inc.	4,200	3,517
BDO Unibank, Inc.	1,030	2,745
JG Summit Holdings, Inc.	1,910	2,847
SM Investments Corp.	200	3,703
SM Prime Holdings, Inc.	4,300	3,084

TOTAL PHILIPPINES		20,493

Poland - 0.2%
Bank Polska Kasa Opieki SA	113	3,691
KGHM Polska Miedz SA (Bearer)	130	4,391
Polski Koncern Naftowy Orlen SA	138	4,879
Powszechna Kasa Oszczednosci Bank SA	389	4,141
Powszechny Zaklad Ubezpieczen SA	217	2,801

TOTAL POLAND		19,903

Portugal - 0.1%
Energias de Portugal SA	526	1,877
Galp Energia SGPS SA Class B	86	1,599
Jeronimo Martins SGPS SA	153	2,780

TOTAL PORTUGAL		6,256

Qatar - 0.1%
Industries Qatar QSC	114	2,990
Masraf al Rayan	300	2,945
Qatar National Bank SAQ	120	4,004

TOTAL QATAR		9,939

Russia - 0.6%
Gazprom OAO	3,060	6,588
Lukoil PJSC	125	6,629
Magnit OJSC GDR (Reg. S)	118	3,339
MMC Norilsk Nickel PJSC	20	3,622
Mobile TeleSystems OJSC sponsored ADR	350	3,714
NOVATEK OAO GDR (Reg. S)	51	5,819
Sberbank of Russia	2,695	8,930
Surgutneftegas OJSC	8,900	4,440
Tatneft PAO	460	3,430
Tatneft PAO sponsored ADR	33	1,485

TOTAL RUSSIA		47,996

Singapore - 0.9%
Ascendas Real Estate Investment Trust	4,100	8,242
CapitaLand Ltd.	900	2,423
CapitaMall Trust	2,000	2,964
DBS Group Holdings Ltd.	602	10,061
Global Logistic Properties Ltd.	1,200	2,923
Keppel Corp. Ltd.	300	1,651
Oversea-Chinese Banking Corp. Ltd.	1,000	8,730
Singapore Airlines Ltd.	300	2,260
Singapore Press Holdings Ltd.	3,300	6,537
Singapore Technologies Engineering Ltd.	800	2,042
Singapore Telecommunications Ltd.	4,200	11,555
United Overseas Bank Ltd.	503	9,085
Wilmar International Ltd.	1,200	2,984

TOTAL SINGAPORE		71,457

South Africa - 1.5%
AngloGold Ashanti Ltd.	299	2,756
Aspen Pharmacare Holdings Ltd.	212	4,790
Barclays Africa Group Ltd.	481	4,768
Bidcorp Ltd.	180	3,959
Bidvest Group Ltd.	236	2,863
FirstRand Ltd.	1,266	4,589
Fortress Income Fund Ltd. Class A	3,891	4,659
Mr Price Group Ltd.	229	2,838
MTN Group Ltd.	653	5,670
Naspers Ltd. Class N	168	40,934
Nedbank Group Ltd.	181	2,655
Novus Holdings Ltd.	58	29
Remgro Ltd.	251	3,799
Sanlam Ltd.	730	3,650
Sappi Ltd.	453	3,034
Sasol Ltd.	211	6,165
Shoprite Holdings Ltd.	218	3,120
Standard Bank Group Ltd.	525	6,090
Truworths International Ltd.	524	2,793
Vodacom Group Ltd.	239	2,596
Woolworths Holdings Ltd.	1,473	5,871

TOTAL SOUTH AFRICA		117,628

Spain - 2.4%
Abertis Infraestructuras SA	289	6,251
ACS Actividades de Construccion y Servicios SA	110	4,336
Aena Sme SA	23	4,220
Amadeus IT Holding SA Class A	133	9,024
Banco Bilbao Vizcaya Argentaria SA	2,570	22,473
Banco de Sabadell SA	2,026	4,057
Banco Santander SA (Spain)	6,056	41,056
Banco Santander SA (Spain) rights 11/1/17 (a)	6,056	289
Bankia SA	594	2,836
Bankinter SA	181	1,708
CaixaBank SA	1,323	6,192
Distribuidora Internacional de Alimentacion SA	658	3,219
Enagas SA	85	2,449
Endesa SA	174	3,983
Ferrovial SA	204	4,432
Ferrovial SA rights (a)	204	98
Gas Natural SDG SA	175	3,745
Grifols SA	72	2,254
Iberdrola SA	2,117	17,109
Inditex SA	406	15,179
International Consolidated Airlines Group SA	394	3,327
Red Electrica Corporacion SA	211	4,672
Repsol YPF SA	440	8,244
Telefonica SA	1,846	19,356

TOTAL SPAIN		190,509

Sweden - 2.0%
Alfa Laval AB	111	2,812
ASSA ABLOY AB (B Shares)	318	6,704
Atlas Copco AB:
(A Shares)	169	7,413
(B Shares)	200	7,943
Boliden AB	129	4,515
Electrolux AB (B Shares)	126	4,455
Essity AB Class B	230	6,877
Getinge AB (B Shares)	197	3,878
H&M Hennes & Mauritz AB (B Shares)	309	7,759
Hexagon AB (B Shares)	86	4,410
Husqvarna AB (B Shares)	296	2,892
Investor AB (B Shares)	148	7,335
Kinnevik AB (B Shares)	52	1,706
Lundin Petroleum AB	110	2,587
Nordea Bank AB	1,045	12,632
Sandvik AB	461	8,420
Securitas AB (B Shares)	121	2,123
Skandinaviska Enskilda Banken AB (A Shares)	529	6,521
Skanska AB (B Shares)	174	3,818
SKF AB (B Shares)	63	1,465
Svenska Handelsbanken AB (A Shares)	694	9,948
Swedbank AB (A Shares)	392	9,730
Swedish Match Co. AB	90	3,391
Tele2 AB (B Shares)	192	2,443
Telefonaktiebolaget LM Ericsson (B Shares)	1,063	6,690
TeliaSonera AB	1,105	5,115
Volvo AB (B Shares)	645	12,782

TOTAL SWEDEN		156,364

Switzerland - 5.4%
ABB Ltd. (Reg.)	862	22,511
Adecco SA (Reg.)	76	6,030
Baloise Holdings AG	40	6,307
Coca-Cola HBC AG	99	3,346
Compagnie Financiere Richemont SA Series A	183	16,870
Credit Suisse Group AG	858	13,521
Dufry AG (a)	9	1,340
Ems-Chemie Holding AG	4	2,622
Galenica AG	18	2,315
Geberit AG (Reg.)	13	5,885
Givaudan SA	4	8,933
Julius Baer Group Ltd.	88	5,205
Kuehne & Nagel International AG	9	1,571
Lafargeholcim Ltd. (Reg.)	153	8,642
Lindt & Spruengli AG (participation certificate)	1	5,789
Lonza Group AG	29	7,703
Nestle SA (Reg. S)	965	81,194
Novartis AG	762	62,849
Partners Group Holding AG	7	4,708
Roche Holding AG (participation certificate)	268	61,943
Schindler Holding AG:
(participation certificate)	7	1,586
(Reg.)	19	4,196
SGS SA (Reg.)	3	7,409
Sika AG	1	7,402
Sonova Holding AG Class B	30	5,416
Straumann Holding AG	5	3,491
Swatch Group AG (Bearer)	12	4,703
Swatch Group AG (Bearer) (Reg.)	30	2,261
Swiss Life Holding AG	12	4,171
Swiss Prime Site AG	58	4,950
Swiss Re Ltd.	116	10,912
Swisscom AG	10	5,052
UBS Group AG	1,457	24,798
Zurich Insurance Group AG	61	18,618

TOTAL SWITZERLAND		434,249

Taiwan - 2.8%
Advanced Semiconductor Engineering, Inc.	4,000	4,839
ASUSTeK Computer, Inc.	1,000	8,660
Cathay Financial Holding Co. Ltd.	4,000	6,610
China Development Finance Holding Corp.	10,000	3,066
China Life Insurance Co. Ltd.	3,270	3,092
China Steel Corp.	6,000	4,888
Chinatrust Financial Holding Co. Ltd.	4,000	2,562
Chinatrust Financial Holding Co. Ltd. rights 12/15/17 (a)(b)	54	7
Chunghwa Telecom Co. Ltd.	2,000	6,835
Delta Electronics, Inc.	1,000	4,811
E.SUN Financial Holdings Co. Ltd.	7,518	4,577
First Financial Holding Co. Ltd.	6,120	3,950
Formosa Chemicals & Fibre Corp.	1,000	3,039
Formosa Petrochemical Corp.	1,000	3,501
Formosa Plastics Corp.	1,000	3,049
Fubon Financial Holding Co. Ltd.	3,000	4,783
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,000	22,297
Hua Nan Financial Holdings Co. Ltd.	5,250	2,874
Innolux Corp.	6,000	2,628
Lite-On Technology Corp.	2,000	2,824
MediaTek, Inc.	1,000	11,364
Mega Financial Holding Co. Ltd.	3,000	2,359
Nan Ya Plastics Corp.	1,000	2,469
Pegatron Corp.	1,000	2,588
President Chain Store Corp.	1,000	8,992
Quanta Computer, Inc.	1,000	2,356
Taishin Financial Holdings Co. Ltd.	6,257	2,740
Taiwan Cement Corp.	3,000	3,335
Taiwan Cooperative Financial Holding Co. Ltd.	6,180	3,342
Taiwan Mobile Co. Ltd.	1,000	3,567
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	72,811
Unified-President Enterprises Corp.	3,000	6,271
United Microelectronics Corp.	4,000	2,066
Yuanta Financial Holding Co. Ltd.	7,000	3,112

TOTAL TAIWAN		226,264

Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	400	2,342
Airports of Thailand PCL (For. Reg.)	2,000	3,582
C.P. ALL PCL (For. Reg.)	2,800	5,900
Kasikornbank PCL (For. Reg.)	700	4,804
PTT Exploration and Production PCL (For. Reg.)	1,100	2,856
PTT Global Chemical PCL (For. Reg.)	1,400	3,371
PTT PCL (For. Reg.)	500	6,321
Siam Cement PCL (For. Reg.)	200	2,938
Siam Commercial Bank PCL (For. Reg.)	500	2,205

TOTAL THAILAND		34,319

Turkey - 0.3%
Akbank T.A.S.	714	1,884
Bim Birlesik Magazalar A/S JSC	111	2,263
Haci Omer Sabanci Holding A/S	1,589	4,415
Koc Holding A/S	667	2,982
Petkim Petrokimya Holding A/S	1,000	1,750
Turkcell Iletisim Hizmet A/S	822	3,070
Turkiye Garanti Bankasi A/S	900	2,474
Turkiye Is Bankasi A/S Series C	954	1,796

TOTAL TURKEY		20,634

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	1,081	2,175
Dubai Islamic Bank Pakistan Ltd.	1,385	2,308
Emaar Properties PJSC	1,013	2,287
Emirates Telecommunications Corp.	347	1,687
National Bank of Abu Dhabi PJSC	1,393	3,926

TOTAL UNITED ARAB EMIRATES		12,383

United Kingdom - 11.0%
3i Group PLC	359	4,582
Admiral Group PLC	77	1,968
Anglo American PLC (United Kingdom)	468	8,826
Antofagasta PLC	222	2,814
Ashtead Group PLC	282	7,266
Associated British Foods PLC	116	5,133
AstraZeneca PLC (United Kingdom)	489	33,086
Auto Trader Group PLC	558	2,537
Aviva PLC	1,295	8,686
BAE Systems PLC	1,080	8,508
Barclays PLC	5,013	12,371
Barratt Developments PLC	570	4,955
Berkeley Group Holdings PLC	51	2,534
BHP Billiton PLC	742	13,434
BP PLC	7,324	49,676
British American Tobacco PLC (United Kingdom)	889	57,438
British Land Co. PLC	163	1,301
BT Group PLC	3,014	10,385
Bunzl PLC	51	1,588
Burberry Group PLC	183	4,623
Capita Group PLC	127	884
Carnival PLC	81	5,340
Centrica PLC	2,359	5,320
Cobham PLC	1,678	3,098
Coca-Cola European Partners PLC	97	3,979
Compass Group PLC	509	11,175
ConvaTec Group PLC	733	1,907
Croda International PLC	48	2,667
Diageo PLC	927	31,656
Direct Line Insurance Group PLC	338	1,669
Fresnillo PLC	142	2,456
G4S PLC (United Kingdom)	307	1,146
GKN PLC	928	3,911
GlaxoSmithKline PLC	1,924	34,531
Hammerson PLC	662	4,607
Hargreaves Lansdown PLC	165	3,467
HSBC Holdings PLC (United Kingdom)	7,455	72,799
IMI PLC	189	3,067
Imperial Tobacco Group PLC	336	13,702
Inmarsat PLC	294	2,425
InterContinental Hotel Group PLC	76	4,211
Intertek Group PLC	73	5,260
Investec PLC	395	2,704
ITV PLC	1,758	3,841
J Sainsbury PLC	790	2,544
John Wood Group PLC	240	2,268
Johnson Matthey PLC	117	5,254
Kingfisher PLC	1,174	4,881
Land Securities Group PLC	318	4,080
Legal & General Group PLC	1,980	7,021
Lloyds Banking Group PLC	27,586	25,005
London Stock Exchange Group PLC	119	5,944
Marks & Spencer Group PLC	285	1,303
Meggitt PLC	324	2,231
Merlin Entertainments PLC	485	2,440
Mondi PLC	157	3,797
National Grid PLC	1,307	15,727
Next PLC	74	4,837
Old Mutual PLC	2,371	6,015
Pearson PLC	508	4,744
Persimmon PLC	135	5,024
Provident Financial PLC	110	1,361
Prudential PLC	965	23,686
Reckitt Benckiser Group PLC	249	22,277
RELX PLC	412	9,483
Rio Tinto PLC	483	22,827
Rolls-Royce Holdings PLC	526	6,797
Royal Bank of Scotland Group PLC (a)	1,286	4,831
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,346	42,372
Class B (United Kingdom)	1,119	36,029
Royal Mail PLC	366	1,820
RSA Insurance Group PLC	488	4,077
Sage Group PLC	200	1,980
Scottish & Southern Energy PLC	362	6,645
Segro PLC	673	4,854
Severn Trent PLC	99	2,776
SKY PLC	476	5,962
Smith & Nephew PLC	377	7,111
Smiths Group PLC	64	1,335
St. James's Place Capital PLC	317	4,955
Standard Chartered PLC (United Kingdom) (a)	1,155	11,511
Standard Life PLC	758	4,327
Tate & Lyle PLC	236	2,026
Taylor Wimpey PLC	1,705	4,518
Tesco PLC	2,990	7,205
The Weir Group PLC	50	1,297
Travis Perkins PLC	134	2,705
Unilever PLC	473	26,807
United Utilities Group PLC	338	3,739
Vodafone Group PLC	10,213	29,213
Whitbread PLC	83	4,071
WM Morrison Supermarkets PLC	388	1,155
Worldpay Group PLC	534	2,879

TOTAL UNITED KINGDOM		883,279

United States of America - 0.1%
Yum China Holdings, Inc.	143	5,770
TOTAL COMMON STOCKS
(Cost $7,081,517)		7,560,636

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Banco Bradesco SA (PN)	1,020	10,813
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)	200	4,659
Itau Unibanco Holding SA	1,500	19,281
Itausa-Investimentos Itau SA (PN)	2,200	7,048
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	2,600	13,329
Telefonica Brasil SA	100	1,544

TOTAL BRAZIL		56,674

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	73	4,357
Colombia - 0.1%
Bancolombia SA (PN)	471	4,490
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	38	3,316
Henkel AG & Co. KGaA	44	6,176
Porsche Automobil Holding SE (Germany)	76	5,516
Volkswagen AG	49	8,898

TOTAL GERMANY		23,906

Korea (South) - 0.3%
AMOREPACIFIC Corp.	12	1,916
Hyundai Motor Co. Series 2	27	2,729
Samsung Electronics Co. Ltd.	8	16,027

TOTAL KOREA (SOUTH)		20,672

United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	24,196	32
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $98,466)		110,131

Investment Companies - 1.5%
United States of America - 1.5%
iShares MSCI India ETF
(Cost $112,927)	3,350	118,079
	Principal Amount	Value

Government Obligations - 0.6%
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 1.09% 1/25/18 (c)
(Cost $49,872)	$50,000	49,870
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.10% (d)
(Cost $108,858)	108,836	108,858
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $7,451,640)		7,947,574
NET OTHER ASSETS (LIABILITIES) - 0.6%		44,990
NET ASSETS - 100%		$7,992,564

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Dec. 2017	$200,740	$828	$828

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,966.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$968
Total	$968

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$863,119	$537,726	$325,393	$--
Consumer Staples	731,798	291,020	440,778	--
Energy	503,638	253,983	249,655	--
Financials	1,773,601	1,193,746	579,848	7
Health Care	589,523	148,172	441,351	--
Industrials	922,684	502,966	419,718	--
Information Technology	891,792	424,695	467,097	--
Materials	604,616	386,914	217,702	--
Real Estate	242,653	197,971	44,682	--
Telecommunication Services	321,597	110,986	210,611	--
Utilities	225,746	162,690	63,056	--
Investment Companies	118,079	118,079	--	--
Government Obligations	49,870	--	49,870	--
Money Market Funds	108,858	108,858	--	--
Total Investments in Securities:	$7,947,574	$4,437,806	$3,509,761	$7
Derivative Instruments:
Assets
Futures Contracts	$828	$828	$--	$--
Total Assets	$828	$828	$--	$--
Total Derivative Instruments:	$828	$828	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$828	$0
Total Equity Risk	828	0
Total Value of Derivatives	$828	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,342,782)	$7,838,716
Fidelity Central Funds (cost $108,858)	108,858
Total Investment in Securities (cost $7,451,640)		$7,947,574
Cash		22,144
Foreign currency held at value (cost $14,481)		14,316
Receivable for fund shares sold		262
Dividends receivable		14,450
Distributions receivable from Fidelity Central Funds		70
Receivable for daily variation margin on futures contracts		750
Total assets		7,999,566
Liabilities
Payable for investments purchased	$7,002
Total liabilities		7,002
Net Assets		$7,992,564
Net Assets consist of:
Paid in capital		$7,403,459
Undistributed net investment income		72,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,778
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		496,507
Net Assets, for 677,930 shares outstanding		$7,992,564
Net Asset Value, offering price and redemption price per share ($7,992,564 ÷ 677,930 shares)		$11.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 9, 2017 (commencement of operations) to October 31, 2017
Investment Income
Dividends		$79,348
Interest		146
Income from Fidelity Central Funds		968
Income before foreign taxes withheld		80,462
Less foreign taxes withheld		(7,629)
Total income		72,833
Expenses
Independent trustees' fees and expenses	$7
Miscellaneous	6
Total expenses		13
Net investment income (loss)		72,820
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,362
Foreign currency transactions	(1,682)
Futures contracts	18,098
Total net realized gain (loss)		19,778
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	495,934
Assets and liabilities in foreign currencies	(255)
Futures contracts	828
Total change in net unrealized appreciation (depreciation)		496,507
Net gain (loss)		516,285
Net increase (decrease) in net assets resulting from operations		$589,105

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 9, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,820
Net realized gain (loss)	19,778
Change in net unrealized appreciation (depreciation)	496,507
Net increase (decrease) in net assets resulting from operations	589,105
Share transactions
Proceeds from sales of shares	8,252,553
Cost of shares redeemed	(849,094)
Net increase (decrease) in net assets resulting from share transactions	7,403,459
Total increase (decrease) in net assets	7,992,564
Net Assets
Beginning of period	–
End of period	$7,992,564
Other Information
Undistributed net investment income end of period	$72,820
Shares
Sold	751,698
Redeemed	(73,768)
Net increase (decrease)	677,930

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Index Fund

Years ended October 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	1.60
Total from investment operations	1.79
Net asset value, end of period	$11.79
Total ReturnC	17.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	2.64%F
Supplemental Data
Net assets, end of period (000 omitted)	$7,993
Portfolio turnover rateG	18%F

 A For the period March 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$623,412
Gross unrealized depreciation	(140,229)
Net unrealized appreciation (depreciation)	$483,183
Tax Cost	$7,464,391

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$94,822
Undistributed long-term capital gain	$11,355
Net unrealized appreciation (depreciation) on securities and other investments	$482,928

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,778,013 and $488,399, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 22% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex International Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Flex International Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2017, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 9, 2017 (commencement of operations) to October 31, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Flex International Index Fund as of October 31, 2017, the results of its operations, the changes in its net assets and the financial highlights for the period from March 9, 2017 (commencement of operations) to October 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	- %-C	$1,000.00	$1,120.70	$-
Hypothetical-D		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex International Index Fund voted to pay on December 11, 2017, to shareholders of record at the opening of business on December 8, 2017, a distribution of $0.052 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.15 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2017, $11,355, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex International Index Fund

On July 20, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC for the fund to decrease the sub-advisory fees paid to the sub-adviser by 0.75 basis points (Amended Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by Fidelity Management & Research Company (FMR) and the sub-adviser to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family. At its January 2017 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations.

The Board noted that the fund is available through a new bundled fee offering for plans that are recordkept by Fidelity Investments. The Board considered that, while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee and the sub-adviser receives compensation from FMR. The Board noted at its January 2017 meeting that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Because the Board was approving an arrangement with the sub-adviser under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Amended Contract is fair and reasonable, and that the fund's Amended Contract should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZEI-ANN-1217
1.9881635.100

Fidelity® SAI International Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Annual Report

October 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2017	Past 1 year	Life of fundA
Fidelity® SAI International Index Fund	23.41%	13.40%

 A From January 5, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI International Index Fund on January 5, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$12,576	Fidelity® SAI International Index Fund
$12,715	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned 23.85% for the 12 months ending October 31, 2017, helped partly by a generally weak U.S. dollar. Some favorable election results in continental Europe (+30%) suggested ebbing political uncertainty and near-term risk there, but the U.K. (+20%) faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured recently by yen strength – Japan (+18%) lagged the rest of the Asia-Pacific group (+22%). Commodity-price volatility slowed Canada (+17%), but the emerging-markets group (+26%) sped ahead. Sector-wise, information technology (+47%) was driven by a surge among several Chinese internet-related names. Financials (+27%) rode rising interest rates that, at the same time, weighed on real estate (+17%), utilities (+16%), consumer staples (+14%) and telecommunication services (+9%) – so-called “bond proxy” sectors. Materials (+28%) and industrials (+27%) responded to demand from China and price gains for certain commodities. In the energy sector (+20%), oil prices lost ground in the spring before rebounding through October 31 to end well above where they started 12 months ago. Lastly, health care (+14%) was hurt by early-period turmoil around drug pricing and health care legislation.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 23.41%, about in line with the 23.69% increase in the benchmark MSCI EAFE Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) In a strong market environment, many more stocks contributed than detracted over the past 12 months. On an absolute basis, British multinational financial services giant HSBC Holdings (+36%) was among our top contributors. Much of the stock’s gain came in June, after the company’s North American unit easily met the U.S. Federal Reserve’s capital reserve requirements. Swiss food products giant Nestle (+19%), the largest position in the index and fund, also did well, as the company produced growth in excess of its rivals. Other standouts were German insurer Allianz (+54%) and Netherlands-based energy producer Royal Dutch Shell (+35%), the latter of which benefited from rising oil prices late in the period. In contrast, the fund’s biggest individual detractor was Israel-based Teva Pharmaceutical Industries (-67%), which encountered a myriad of problems this period. U.K.-based telecom services provider BT Group (-22%) saw its shares plunge in January as the company dealt with an accounting scandal. Irish drug company Shire (-13%) also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2017
Japan	23.8%
United Kingdom	16.2%
France	9.9%
Germany	9.7%
Switzerland	7.9%
Australia	6.7%
Netherlands	4.5%
Spain	3.4%
Sweden	2.8%
Other*	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2017
Japan	22.2%
United Kingdom	15.7%
France	9.5%
Germany	9.2%
Switzerland	8.5%
Australia	7.0%
Netherlands	4.1%
United States of America*	3.8%
Spain	3.3%
Other	16.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.8	1.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.3	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.0	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.9	0.9
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.7
	11.1

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	20.4
Industrials	13.9	13.7
Consumer Discretionary	12.4	12.1
Consumer Staples	10.9	10.6
Health Care	9.9	10.0
Materials	8.0	7.6
Information Technology	6.8	5.5
Energy	5.4	4.5
Telecommunication Services	3.8	4.1
Real Estate	3.8	4.0

Asset Allocation as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.0

Investments October 31, 2017

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 6.7%
AGL Energy Ltd.	284,489	$5,502,129
Alumina Ltd.	1,076,023	1,927,070
Amcor Ltd.	505,157	6,124,091
AMP Ltd.	1,238,066	4,709,342
APA Group unit	486,147	3,184,942
Aristocrat Leisure Ltd.	229,326	4,133,370
ASX Ltd.	83,591	3,453,445
Aurizon Holdings Ltd.	866,881	3,436,761
Australia & New Zealand Banking Group Ltd.	1,268,005	29,036,391
Bank of Queensland Ltd.	162,896	1,665,624
Bendigo & Adelaide Bank Ltd.	211,189	1,839,389
BHP Billiton Ltd.	1,387,315	28,563,162
BlueScope Steel Ltd.	246,006	2,417,524
Boral Ltd.	513,388	2,809,389
Brambles Ltd.	694,571	5,028,841
Caltex Australia Ltd.	114,826	3,010,840
Challenger Ltd.	253,042	2,575,754
Cimic Group Ltd.	40,652	1,504,314
Coca-Cola Amatil Ltd.	236,398	1,475,872
Cochlear Ltd.	24,983	3,363,720
Commonwealth Bank of Australia	746,842	44,372,960
Computershare Ltd.	203,755	2,429,606
Crown Ltd.	161,152	1,431,951
CSL Ltd.	195,869	20,826,765
DEXUS Property Group unit	430,038	3,215,596
Dominos Pizza Enterprises Ltd. (a)	25,024	892,297
Flight Centre Travel Group Ltd. (a)	22,972	822,820
Fortescue Metals Group Ltd.	677,242	2,405,038
Goodman Group unit	783,119	5,010,651
Harvey Norman Holdings Ltd. (a)	221,508	640,828
Healthscope Ltd.	695,123	1,042,744
Incitec Pivot Ltd.	696,348	2,035,869
Insurance Australia Group Ltd.	1,028,222	5,162,390
Lendlease Group unit	233,851	2,901,231
Macquarie Group Ltd.	139,743	10,518,759
Medibank Private Ltd.	1,200,791	2,821,408
Mirvac Group unit	1,567,727	2,891,662
National Australia Bank Ltd.	1,155,129	28,873,987
Newcrest Mining Ltd.	332,937	5,710,367
Orica Ltd.	165,709	2,646,846
Origin Energy Ltd. (b)	762,392	4,632,964
Qantas Airways Ltd.	184,847	870,057
QBE Insurance Group Ltd.	594,886	4,862,561
Ramsay Health Care Ltd.	60,052	3,075,237
realestate.com.au Ltd.	22,111	1,223,169
Rio Tinto Ltd.	183,767	9,767,870
Santos Ltd. (b)	817,613	2,815,920
Scentre Management Ltd. A/S Trustee South Carolina unit	2,313,362	7,117,537
SEEK Ltd.	147,681	2,076,318
Sonic Healthcare Ltd.	177,215	2,952,698
South32 Ltd.	2,283,333	5,889,240
SP AusNet	777,242	1,052,906
Stockland Corp. Ltd. unit	1,019,868	3,528,113
Suncorp Group Ltd.	560,681	5,827,412
Sydney Airport unit	482,520	2,625,699
Tabcorp Holdings Ltd.	332,676	1,143,215
Tatts Group Ltd.	587,246	1,874,201
Telstra Corp. Ltd.	1,807,503	4,905,539
The GPT Group unit	765,398	2,981,709
TPG Telecom Ltd. (a)	154,014	636,523
Transurban Group unit	890,100	8,263,417
Treasury Wine Estates Ltd.	311,315	3,728,846
Vicinity Centers unit	1,416,136	2,872,175
Wesfarmers Ltd.	491,284	15,716,976
Westfield Corp. unit	862,167	5,127,108
Westpac Banking Corp.	1,449,145	36,706,043
Woodside Petroleum Ltd.	329,267	7,744,098
Woolworths Ltd.	563,435	11,160,102

TOTAL AUSTRALIA		423,593,398

Austria - 0.3%
Andritz AG	31,927	1,805,211
Erste Group Bank AG	130,476	5,606,726
OMV AG	63,761	3,830,950
Raiffeisen International Bank-Holding AG (b)	64,199	2,236,736
Voestalpine AG	50,104	2,756,807

TOTAL AUSTRIA		16,236,430

Bailiwick of Jersey - 1.2%
Experian PLC	408,240	8,600,922
Glencore Xstrata PLC	5,281,340	25,462,315
Randgold Resources Ltd.	41,002	4,029,176
Shire PLC	392,117	19,313,956
Wolseley PLC	109,763	7,675,408
WPP PLC	553,038	9,777,285

TOTAL BAILIWICK OF JERSEY		74,859,062

Belgium - 1.2%
Ageas	82,151	3,985,160
Anheuser-Busch InBev SA NV	328,536	40,285,494
Colruyt NV	24,624	1,259,482
Groupe Bruxelles Lambert SA	35,152	3,774,477
KBC Groep NV	108,484	9,011,273
Proximus	67,360	2,237,017
Solvay SA Class A	31,467	4,675,260
Telenet Group Holding NV (b)	22,149	1,532,020
UCB SA	54,860	3,993,340
Umicore SA	82,821	3,701,709

TOTAL BELGIUM		74,455,232

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	291,000	2,532,738
Hongkong Land Holdings Ltd.	512,449	3,715,255
Jardine Matheson Holdings Ltd.	94,273	6,039,128
Jardine Strategic Holdings Ltd.	96,591	4,051,027
Kerry Properties Ltd.	266,500	1,199,035
Li & Fung Ltd.	2,410,000	1,214,051
NWS Holdings Ltd.	635,856	1,286,155
Shangri-La Asia Ltd.	518,000	1,030,502
Yue Yuen Industrial (Holdings) Ltd.	298,000	1,142,128

TOTAL BERMUDA		22,210,019

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	890,000	677,648
Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	115,700	1,683,281
Cheung Kong Property Holdings Ltd.	1,132,500	9,312,415
CK Hutchison Holdings Ltd.	1,172,000	14,880,227
Melco Crown Entertainment Ltd. sponsored ADR	107,776	2,724,577
MGM China Holdings Ltd.	395,200	890,560
Sands China Ltd.	1,054,000	4,965,070
WH Group Ltd.	3,381,000	3,423,732
Wynn Macau Ltd.	634,000	1,625,349

TOTAL CAYMAN ISLANDS		39,505,211

Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	1,618	2,998,806
Series B	2,834	5,443,303
Carlsberg A/S Series B	46,518	5,312,078
Christian Hansen Holding A/S	41,525	3,633,620
Coloplast A/S Series B	51,420	4,523,624
Danske Bank A/S	324,582	12,382,207
DONG Energy A/S	81,748	4,581,190
DSV de Sammensluttede Vognmaend A/S	82,097	6,348,518
Genmab A/S (b)	25,123	5,073,169
H Lundbeck A/S	28,369	1,685,731
ISS Holdings A/S	73,232	3,099,743
Novo Nordisk A/S Series B	804,713	40,065,734
Novozymes A/S Series B	98,382	5,433,283
Pandora A/S	46,376	4,377,526
TDC A/S	360,328	2,130,410
Tryg A/S	46,439	1,105,682
Vestas Wind Systems A/S	93,251	8,225,561
William Demant Holding A/S (b)	51,062	1,473,131

TOTAL DENMARK		117,893,316

Finland - 1.0%
Elisa Corp. (A Shares)	58,951	2,375,263
Fortum Corp.	191,639	4,069,495
Kone Oyj (B Shares)	145,654	7,884,335
Metso Corp.	49,299	1,792,264
Neste Oyj	55,656	3,100,862
Nokia Corp.	2,520,009	12,393,212
Nokian Tyres PLC	50,649	2,322,770
Orion Oyj (B Shares)	45,092	1,848,895
Sampo Oyj (A Shares)	192,109	10,065,542
Stora Enso Oyj (R Shares)	237,711	3,718,736
UPM-Kymmene Corp.	230,389	6,923,911
Wartsila Corp.	63,909	4,116,775

TOTAL FINLAND		60,612,060

France - 9.9%
Accor SA	80,760	4,029,629
Aeroports de Paris	12,904	2,173,515
Air Liquide SA	184,801	23,529,605
Alstom SA	66,984	2,710,634
Arkema SA	28,874	3,647,594
Atos Origin SA	40,968	6,366,058
AXA SA	836,026	25,238,311
BIC SA	11,504	1,215,017
BNP Paribas SA	484,409	37,828,247
Bollore SA (b)	2,040	9,672
Bollore SA	356,007	1,720,983
Bouygues SA	93,201	4,474,514
Bureau Veritas SA	111,929	2,998,100
Capgemini SA	69,548	8,453,705
Carrefour SA	246,031	4,952,262
Casino Guichard Perrachon SA	22,692	1,296,131
CNP Assurances	75,374	1,753,793
Compagnie de St. Gobain	215,671	12,651,659
Credit Agricole SA	492,074	8,588,284
Danone SA	254,910	20,834,094
Dassault Aviation SA	1,085	1,692,312
Dassault Systemes SA	55,727	5,918,173
Edenred SA	97,636	2,814,850
EDF SA (a)	237,089	3,104,186
Eiffage SA	31,067	3,245,737
ENGIE	786,531	13,293,926
Essilor International SA	89,637	11,349,765
Eurazeo SA	18,006	1,673,958
Eutelsat Communications	77,170	1,933,566
Fonciere des Regions	13,866	1,412,153
Gecina SA	20,828	3,379,626
Groupe Eurotunnel SA	204,582	2,571,336
Hermes International SCA	13,730	7,125,855
ICADE	13,882	1,212,784
Iliad SA	11,603	2,897,102
Imerys SA	14,587	1,328,578
Ingenico SA	25,446	2,470,262
Ipsen SA	16,355	1,977,506
JCDecaux SA	30,616	1,171,531
Kering SA	32,695	14,986,357
Klepierre SA	97,610	3,882,321
L'Oreal SA	108,499	24,147,930
Lagardere S.C.A. (Reg.)	48,293	1,590,585
Legrand SA	115,593	8,586,535
LVMH Moet Hennessy - Louis Vuitton SA	120,419	35,916,577
Michelin CGDE Series B	74,000	10,705,903
Natixis SA	406,960	3,191,287
Orange SA	863,644	14,187,680
Pernod Ricard SA	91,668	13,747,857
Peugeot Citroen SA	223,616	5,304,657
Publicis Groupe SA	88,708	5,774,258
Remy Cointreau SA	9,399	1,220,749
Renault SA	76,828	7,619,442
Rexel SA	133,064	2,375,369
Safran SA	134,767	14,196,003
Sanofi SA	489,203	46,320,994
Schneider Electric SA	242,975	21,348,091
SCOR SE	72,787	3,022,195
SEB SA	9,472	1,765,353
Societe Generale Series A	331,550	18,452,259
Sodexo SA	40,091	5,101,975
Suez Environnement SA	158,729	2,791,922
Thales SA	45,956	4,790,030
Total SA	1,017,113	56,691,986
Unibail-Rodamco	43,297	10,835,855
Valeo SA	103,692	7,017,645
Veolia Environnement SA	205,919	4,878,849
VINCI SA	217,292	21,274,113
Vivendi SA	446,209	11,084,022
Wendel SA	11,586	1,954,214
Zodiac Aerospace	89,245	2,552,145

TOTAL FRANCE		632,360,171

Germany - 9.1%
adidas AG	81,335	18,100,664
Allianz SE	196,637	45,906,663
Axel Springer Verlag AG	20,116	1,356,720
BASF AG	396,229	43,210,063
Bayer AG	356,824	46,415,302
Bayerische Motoren Werke AG (BMW)	141,778	14,450,634
Beiersdorf AG	44,050	4,941,311
Brenntag AG	67,524	3,823,829
Commerzbank AG (b)	460,475	6,310,561
Continental AG	47,469	12,048,620
Covestro AG	48,208	4,624,933
Daimler AG (Germany)	415,307	34,487,989
Deutsche Bank AG	892,358	14,500,512
Deutsche Borse AG	83,460	8,643,532
Deutsche Lufthansa AG	101,043	3,224,978
Deutsche Post AG	419,768	19,226,173
Deutsche Telekom AG	1,413,175	25,588,827
Deutsche Wohnen AG (Bearer)	153,333	6,530,873
E.ON AG	949,165	11,242,332
Evonik Industries AG	71,751	2,614,356
Fraport AG Frankfurt Airport Services Worldwide	18,237	1,730,485
Fresenius Medical Care AG & Co. KGaA	93,579	9,060,505
Fresenius SE & Co. KGaA	179,807	15,019,529
GEA Group AG	79,330	3,825,211
Hannover Reuck SE	25,271	3,168,885
HeidelbergCement Finance AG	64,579	6,579,917
Henkel AG & Co. KGaA	45,634	5,751,562
Hochtief AG	7,822	1,380,386
Hugo Boss AG	27,799	2,488,207
Infineon Technologies AG	489,770	13,546,087
Innogy SE	59,594	2,773,252
K&S AG	84,098	2,039,560
KION Group AG	30,758	2,461,773
Lanxess AG	40,016	3,126,776
Linde AG	80,232	17,328,223
MAN SE	15,361	1,697,713
Merck KGaA	55,989	5,992,954
Metro Wholesale & Food Specialist AG	73,979	1,412,830
Muenchener Rueckversicherungs AG	66,999	14,988,309
OSRAM Licht AG	43,357	3,317,129
ProSiebenSat.1 Media AG	101,642	3,580,207
RWE AG	223,743	5,593,056
SAP SE	423,276	48,364,627
Schaeffler AG	67,084	1,061,570
Siemens AG	330,172	47,423,518
Symrise AG	52,043	4,050,175
Telefonica Deutschland Holding AG	302,647	1,538,125
Thyssenkrupp AG	189,045	5,043,889
TUI AG (GB)	192,136	3,470,522
United Internet AG	53,240	3,368,122
Volkswagen AG	14,423	2,693,464
Vonovia SE	203,395	8,946,275
Zalando SE (b)	48,135	2,408,489

TOTAL GERMANY		582,480,204

Hong Kong - 2.4%
AIA Group Ltd.	5,215,200	39,240,680
Bank of East Asia Ltd.	509,243	2,232,434
BOC Hong Kong (Holdings) Ltd.	1,604,500	7,640,574
CLP Holdings Ltd.	717,500	7,297,873
Galaxy Entertainment Group Ltd.	1,020,000	6,942,600
Hang Lung Group Ltd.	363,000	1,274,925
Hang Lung Properties Ltd.	895,000	2,055,836
Hang Seng Bank Ltd.	332,800	7,879,119
Henderson Land Development Co. Ltd.	523,150	3,409,924
HK Electric Investments & HK Electric Investments Ltd. unit	1,097,500	1,010,082
Hong Kong & China Gas Co. Ltd.	3,649,430	6,917,950
Hong Kong Exchanges and Clearing Ltd.	503,866	14,028,212
Hysan Development Co. Ltd.	260,000	1,256,441
i-CABLE Communications Ltd. (b)	220,819	6,906
Link (REIT)	964,000	8,099,854
MTR Corp. Ltd.	622,674	3,607,668
New World Development Co. Ltd.	2,557,386	3,809,166
PCCW Ltd.	1,761,584	970,955
Power Assets Holdings Ltd.	602,500	5,220,730
Sino Land Ltd.	1,403,140	2,417,284
SJM Holdings Ltd.	825,000	708,527
Sun Hung Kai Properties Ltd.	627,000	10,255,236
Swire Pacific Ltd. (A Shares)	222,000	2,192,568
Swire Properties Ltd.	476,800	1,610,439
Techtronic Industries Co. Ltd.	599,500	3,515,667
Wharf Holdings Ltd.	526,000	4,783,718
Wheelock and Co. Ltd.	356,000	2,477,863

TOTAL HONG KONG		150,863,231

Ireland - 0.6%
Bank Ireland Group PLC (b)	399,830	3,133,512
CRH PLC	361,441	13,601,734
DCC PLC (United Kingdom)	37,482	3,554,415
James Hardie Industries PLC CDI	192,689	2,933,268
Kerry Group PLC Class A	68,731	6,921,300
Paddy Power Betfair PLC (Ireland)	34,855	3,564,754
Ryanair Holdings PLC sponsored ADR (b)	12,380	1,387,922

TOTAL IRELAND		35,096,905

Isle of Man - 0.0%
Genting Singapore PLC	2,652,200	2,373,769
Israel - 0.5%
Azrieli Group	17,145	967,472
Bank Hapoalim BM (Reg.)	467,587	3,309,128
Bank Leumi le-Israel BM	632,265	3,495,974
Bezeq The Israel Telecommunication Corp. Ltd.	918,569	1,371,625
Check Point Software Technologies Ltd. (a)(b)	56,583	6,660,385
Elbit Systems Ltd. (Israel)	9,477	1,404,897
Frutarom Industries Ltd.	15,952	1,313,308
Israel Chemicals Ltd.	213,772	891,210
Mizrahi Tefahot Bank Ltd.	57,961	1,045,726
NICE Systems Ltd.	26,449	2,179,766
Taro Pharmaceutical Industries Ltd. (a)(b)	5,594	628,877
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	394,605	5,445,549

TOTAL ISRAEL		28,713,917

Italy - 2.0%
Assicurazioni Generali SpA	539,209	9,823,447
Atlantia SpA	196,126	6,396,806
Enel SpA	3,502,744	21,722,873
Eni SpA	1,098,109	17,951,920
Intesa Sanpaolo SpA	5,821,027	19,569,754
Intesa Sanpaolo SpA (Risparmio Shares)	396,162	1,249,659
Leonardo SpA	175,794	3,036,793
Luxottica Group SpA	73,806	4,233,307
Mediobanca SpA	252,648	2,769,335
Poste Italiane SpA	212,253	1,551,449
Prysmian SpA	90,035	3,104,367
Recordati SpA	43,319	2,013,864
Saipem SpA (b)	253,224	1,064,244
Snam Rete Gas SpA	988,779	5,051,704
Telecom Italia SpA (b)	4,884,666	4,238,978
Terna SpA	594,306	3,585,997
UniCredit SpA (b)	865,214	16,558,886
Unipolsai SpA	409,699	933,477

TOTAL ITALY		124,856,860

Japan - 23.8%
ABC-MART, Inc.	12,500	630,537
ACOM Co. Ltd. (b)	157,300	653,941
AEON Co. Ltd.	258,000	3,990,600
AEON Financial Service Co. Ltd.	47,100	1,011,542
AEON MALL Co. Ltd.	47,500	849,386
Air Water, Inc.	62,300	1,195,632
Aisin Seiki Co. Ltd.	77,000	3,988,790
Ajinomoto Co., Inc.	238,100	4,789,760
Alfresa Holdings Corp.	80,600	1,540,033
All Nippon Airways Ltd.	50,800	1,952,498
Alps Electric Co. Ltd.	87,000	2,662,553
Amada Holdings Co. Ltd.	140,200	1,742,128
Aozora Bank Ltd.	50,050	1,959,047
Asahi Glass Co. Ltd.	87,600	3,433,060
Asahi Group Holdings	167,700	7,656,914
Asahi Kasei Corp.	548,600	6,643,395
Asics Corp.	63,800	975,334
Astellas Pharma, Inc.	897,000	11,938,045
Bandai Namco Holdings, Inc.	87,900	3,012,161
Bank of Kyoto Ltd.	24,800	1,302,424
Benesse Holdings, Inc.	28,700	972,935
Bridgestone Corp.	281,800	13,461,698
Brother Industries Ltd.	103,500	2,518,476
Calbee, Inc.	32,900	1,110,335
Canon, Inc.	460,800	17,310,920
Casio Computer Co. Ltd.	88,100	1,300,055
Central Japan Railway Co.	62,300	11,316,592
Chiba Bank Ltd.	313,000	2,399,333
Chubu Electric Power Co., Inc.	285,100	3,676,788
Chugai Pharmaceutical Co. Ltd.	97,100	4,629,414
Chugoku Electric Power Co., Inc.	115,700	1,290,072
Coca-Cola West Co. Ltd.	54,500	1,906,920
Concordia Financial Group Ltd.	542,100	2,871,010
Credit Saison Co. Ltd.	68,200	1,373,229
CYBERDYNE, Inc. (a)(b)	37,000	490,186
Dai Nippon Printing Co. Ltd.	108,000	2,588,757
Dai-ichi Mutual Life Insurance Co.	466,800	8,914,912
Daicel Chemical Industries Ltd.	114,300	1,427,106
Daiichi Sankyo Kabushiki Kaisha	247,500	5,684,751
Daikin Industries Ltd.	107,900	11,924,123
Dainippon Sumitomo Pharma Co. Ltd.	65,900	940,543
Daito Trust Construction Co. Ltd.	30,100	5,262,516
Daiwa House Industry Co. Ltd.	245,100	8,983,631
Daiwa House REIT Investment Corp.	594	1,388,064
Daiwa Securities Group, Inc.	707,000	4,432,666
DeNA Co. Ltd.	43,700	1,027,708
DENSO Corp.	206,200	11,356,256
Dentsu, Inc.	94,600	4,046,417
Disco Corp.	12,500	2,896,585
Don Quijote Holdings Co. Ltd.	49,500	2,076,280
East Japan Railway Co.	143,100	13,877,783
Eisai Co. Ltd.	117,400	6,534,090
Electric Power Development Co. Ltd.	60,000	1,512,064
FamilyMart Co. Ltd.	36,500	2,074,568
Fanuc Corp.	83,800	19,594,442
Fast Retailing Co. Ltd.	23,100	7,728,687
Fuji Electric Co. Ltd.	231,000	1,673,623
Fujifilm Holdings Corp.	178,600	7,306,131
Fujitsu Ltd.	854,000	6,654,791
Fukuoka Financial Group, Inc.	323,000	1,667,070
Hakuhodo DY Holdings, Inc.	96,300	1,332,119
Hamamatsu Photonics K.K.	59,300	1,920,007
Hankyu Hanshin Holdings, Inc.	102,000	3,976,709
Hikari Tsushin, Inc.	9,100	1,178,095
Hino Motors Ltd.	105,900	1,363,040
Hirose Electric Co. Ltd.	13,200	1,985,754
Hiroshima Bank Ltd.	103,500	876,309
Hisamitsu Pharmaceutical Co., Inc.	25,400	1,398,484
Hitachi Chemical Co. Ltd.	43,200	1,231,883
Hitachi Construction Machinery Co. Ltd.	44,100	1,512,821
Hitachi High-Technologies Corp.	27,600	1,155,029
Hitachi Ltd.	2,088,000	16,627,475
Hitachi Metals Ltd.	88,300	1,143,903
Honda Motor Co. Ltd.	744,200	23,321,052
Hoshizaki Corp.	23,800	2,252,284
Hoya Corp.	168,600	9,160,163
Hulic Co. Ltd.	123,000	1,268,866
Idemitsu Kosan Co. Ltd.	59,200	1,730,406
IHI Corp.	68,100	2,452,891
Iida Group Holdings Co. Ltd.	61,300	1,175,937
INPEX Corp.	415,800	4,452,050
Isetan Mitsukoshi Holdings Ltd.	138,500	1,509,758
Isuzu Motors Ltd.	241,000	3,519,903
Itochu Corp.	649,500	11,377,061
J. Front Retailing Co. Ltd.	108,600	1,611,843
Japan Airlines Co. Ltd.	50,100	1,714,789
Japan Airport Terminal Co. Ltd.	18,200	646,927
Japan Exchange Group, Inc.	228,200	4,114,093
Japan Post Bank Co. Ltd.	170,100	2,154,285
Japan Post Holdings Co. Ltd.	682,500	7,895,449
Japan Prime Realty Investment Corp.	346	1,112,845
Japan Real Estate Investment Corp.	559	2,620,674
Japan Retail Fund Investment Corp.	1,135	2,014,238
Japan Tobacco, Inc.	475,500	15,739,146
JFE Holdings, Inc.	226,700	4,872,073
JGC Corp.	85,000	1,425,659
JSR Corp.	79,000	1,531,405
JTEKT Corp.	92,200	1,527,706
JX Holdings, Inc.	1,339,900	6,918,977
Kajima Corp.	392,000	4,065,626
Kakaku.com, Inc.	58,100	797,773
Kamigumi Co. Ltd.	48,000	1,149,072
Kaneka Corp.	117,000	966,178
Kansai Electric Power Co., Inc.	305,900	4,189,026
Kansai Paint Co. Ltd.	90,600	2,328,687
Kao Corp.	214,400	12,957,295
Kawasaki Heavy Industries Ltd.	67,100	2,340,996
KDDI Corp.	783,500	20,874,509
Keihan Electric Railway Co., Ltd.	38,600	1,179,448
Keihin Electric Express Railway Co. Ltd.	103,500	2,140,957
Keio Corp.	52,000	2,268,685
Keisei Electric Railway Co.	56,800	1,715,788
Keyence Corp.	42,000	23,319,448
Kikkoman Corp.	60,700	2,083,256
Kintetsu Group Holdings Co. Ltd.	80,700	3,103,151
Kirin Holdings Co. Ltd.	376,300	9,032,655
Kobe Steel Ltd. (a)(b)	125,600	1,060,421
Koito Manufacturing Co. Ltd.	47,200	3,164,960
Komatsu Ltd.	399,000	13,037,632
Konami Holdings Corp.	38,200	1,860,540
Konica Minolta, Inc.	209,900	1,841,395
Kose Corp.	12,400	1,507,999
Kubota Corp.	457,000	8,598,680
Kuraray Co. Ltd.	150,400	2,962,064
Kurita Water Industries Ltd.	41,200	1,309,183
Kyocera Corp.	139,200	9,310,760
Kyowa Hakko Kirin Co., Ltd.	106,200	1,960,345
Kyushu Electric Power Co., Inc.	175,400	2,000,629
Kyushu Financial Group, Inc.	136,900	870,159
Kyushu Railway Co.	70,700	2,259,685
Lawson, Inc.	20,700	1,351,686
LINE Corp. (a)(b)	18,200	753,847
Lion Corp.	99,700	1,918,480
LIXIL Group Corp.	112,300	3,092,857
M3, Inc.	92,400	2,755,973
Mabuchi Motor Co. Ltd.	20,000	1,049,502
Makita Corp.	94,800	3,972,940
Marubeni Corp.	720,700	4,832,322
Marui Group Co. Ltd.	82,600	1,264,163
Maruichi Steel Tube Ltd.	21,700	662,962
Mazda Motor Corp.	240,700	3,474,680
McDonald's Holdings Co. (Japan) Ltd.	27,600	1,184,938
Mebuki Financial Group, Inc.	408,690	1,705,016
Medipal Holdings Corp.	71,500	1,327,845
Meiji Holdings Co. Ltd.	54,500	4,455,374
Minebea Mitsumi, Inc.	167,400	3,068,964
Miraca Holdings, Inc.	23,700	1,102,690
Misumi Group, Inc.	115,900	3,175,376
Mitsubishi Chemical Holdings Corp.	621,200	6,488,630
Mitsubishi Corp.	654,100	15,317,677
Mitsubishi Electric Corp.	836,300	14,312,024
Mitsubishi Estate Co. Ltd.	541,900	9,827,111
Mitsubishi Gas Chemical Co., Inc.	74,300	1,817,577
Mitsubishi Heavy Industries Ltd.	140,000	5,477,768
Mitsubishi Materials Corp.	45,700	1,737,706
Mitsubishi Motors Corp. of Japan	293,700	2,351,897
Mitsubishi Tanabe Pharma Corp.	99,300	2,185,532
Mitsubishi UFJ Financial Group, Inc.	5,201,400	35,281,848
Mitsubishi UFJ Lease & Finance Co. Ltd.	185,500	978,686
Mitsui & Co. Ltd.	742,800	11,093,240
Mitsui Chemicals, Inc.	81,900	2,525,463
Mitsui Fudosan Co. Ltd.	386,300	9,016,624
Mitsui OSK Lines Ltd.	47,100	1,442,266
mixi, Inc.	18,200	887,284
Mizuho Financial Group, Inc.	10,429,200	18,948,612
MS&AD Insurance Group Holdings, Inc.	206,100	7,001,696
Murata Manufacturing Co. Ltd.	82,800	13,013,015
Nabtesco Corp.	49,900	1,982,362
Nagoya Railroad Co. Ltd.	75,200	1,689,436
NEC Corp.	110,600	3,034,825
New Hampshire Foods Ltd.	80,000	2,301,197
Nexon Co. Ltd. (b)	85,400	2,297,187
NGK Insulators Ltd.	117,400	2,324,682
NGK Spark Plug Co. Ltd.	69,000	1,574,658
Nidec Corp.	103,100	13,710,539
Nikon Corp.	150,600	2,860,039
Nintendo Co. Ltd.	48,900	18,971,332
Nippon Building Fund, Inc.	597	2,882,404
Nippon Electric Glass Co. Ltd.	34,900	1,424,919
Nippon Express Co. Ltd.	35,100	2,227,182
Nippon Paint Holdings Co. Ltd.	71,300	2,515,371
Nippon Prologis REIT, Inc.	796	1,673,680
Nippon Steel & Sumitomo Metal Corp.	329,800	7,907,110
Nippon Telegraph & Telephone Corp.	299,200	14,465,580
Nippon Yusen KK (b)	72,600	1,535,459
Nissan Chemical Industries Co. Ltd.	50,000	1,864,974
Nissan Motor Co. Ltd.	1,008,000	9,803,177
Nisshin Seifun Group, Inc.	82,800	1,455,164
Nissin Food Holdings Co. Ltd.	24,200	1,523,803
Nitori Holdings Co. Ltd.	34,800	5,057,531
Nitto Denko Corp.	71,900	6,685,821
NKSJ Holdings, Inc.	153,100	6,153,891
NOK Corp.	39,600	972,691
Nomura Holdings, Inc.	1,575,100	9,013,939
Nomura Real Estate Holdings, Inc.	50,900	1,120,338
Nomura Real Estate Master Fund, Inc.	1,546	1,933,652
Nomura Research Institute Ltd.	58,040	2,460,613
NSK Ltd.	169,400	2,439,100
NTT Data Corp.	268,400	3,125,996
NTT DOCOMO, Inc.	590,600	14,303,599
Obayashi Corp.	273,500	3,581,016
OBIC Co. Ltd.	28,800	1,906,306
Odakyu Electric Railway Co. Ltd.	132,100	2,584,175
Oji Holdings Corp.	354,000	2,074,796
Olympus Corp.	126,400	4,703,935
OMRON Corp.	83,700	4,690,174
Ono Pharmaceutical Co. Ltd.	179,700	4,118,567
Oracle Corp. Japan	15,800	1,336,925
Oriental Land Co. Ltd.	94,800	7,582,417
ORIX Corp.	574,600	9,879,451
Osaka Gas Co. Ltd.	158,100	3,062,247
Otsuka Corp.	21,400	1,458,806
Otsuka Holdings Co. Ltd.	170,400	7,118,399
Panasonic Corp.	954,400	14,410,834
Park24 Co. Ltd.	43,900	1,014,762
Pola Orbis Holdings, Inc.	37,500	1,195,294
Rakuten, Inc.	404,400	4,327,406
Recruit Holdings Co. Ltd.	476,200	11,675,306
Renesas Electronics Corp. (b)	216,500	2,799,148
Resona Holdings, Inc.	964,000	5,210,741
Ricoh Co. Ltd.	308,800	2,865,613
Rinnai Corp.	14,200	1,216,690
ROHM Co. Ltd.	41,000	3,816,577
Ryohin Keikaku Co. Ltd.	10,000	2,949,971
Sankyo Co. Ltd. (Gunma)	16,800	542,264
Santen Pharmaceutical Co. Ltd.	160,200	2,545,617
SBI Holdings, Inc. Japan	83,800	1,322,505
Secom Co. Ltd.	92,200	7,020,301
Sega Sammy Holdings, Inc.	69,200	974,152
Seibu Holdings, Inc.	77,700	1,389,103
Seiko Epson Corp.	121,700	2,904,161
Sekisui Chemical Co. Ltd.	176,700	3,566,568
Sekisui House Ltd.	259,800	4,857,864
Seven & i Holdings Co. Ltd.	328,200	13,227,928
Seven Bank Ltd.	244,500	904,234
Sharp Corp. (a)(b)	65,000	2,067,785
Shimadzu Corp.	111,500	2,318,321
Shimamura Co. Ltd.	8,800	980,392
SHIMANO, Inc.	32,400	4,433,659
SHIMIZU Corp.	243,400	2,864,917
Shin-Etsu Chemical Co. Ltd.	168,200	17,738,579
Shinsei Bank Ltd.	66,100	1,115,488
Shionogi & Co. Ltd.	129,100	6,950,372
Shiseido Co. Ltd.	164,400	6,781,102
Shizuoka Bank Ltd.	220,000	2,140,955
Showa Shell Sekiyu K.K.	77,800	917,826
SMC Corp.	24,800	9,487,499
SoftBank Corp.	356,400	31,584,950
Sohgo Security Services Co., Ltd.	29,200	1,406,796
Sony Corp.	546,400	22,858,476
Sony Financial Holdings, Inc.	71,500	1,187,864
Stanley Electric Co. Ltd.	63,400	2,340,375
Start Today Co. Ltd.	83,800	2,295,251
Subaru Corp.	266,800	9,217,703
Sumitomo Chemical Co. Ltd.	684,000	4,807,050
Sumitomo Corp.	518,400	7,498,193
Sumitomo Electric Industries Ltd.	329,200	5,604,743
Sumitomo Heavy Industries Ltd.	51,700	2,172,151
Sumitomo Metal Mining Co. Ltd.	104,100	4,106,910
Sumitomo Mitsui Financial Group, Inc.	581,400	23,292,473
Sumitomo Mitsui Trust Holdings, Inc.	145,600	5,746,807
Sumitomo Realty & Development Co. Ltd.	155,000	5,191,292
Sumitomo Rubber Industries Ltd.	76,600	1,454,459
Sundrug Co. Ltd.	30,300	1,318,611
Suntory Beverage & Food Ltd.	61,600	2,834,363
Suzuken Co. Ltd.	28,500	1,027,364
Suzuki Motor Corp.	148,800	8,150,262
Sysmex Corp.	67,900	4,647,060
T&D Holdings, Inc.	237,700	3,708,278
Taiheiyo Cement Corp.	53,100	2,122,353
Taisei Corp.	90,000	4,986,631
Taisho Pharmaceutical Holdings Co. Ltd.	14,100	1,073,804
Taiyo Nippon Sanso Corp.	51,000	612,365
Takashimaya Co. Ltd.	129,000	1,186,917
Takeda Pharmaceutical Co. Ltd.	307,900	17,360,922
TDK Corp.	54,600	4,195,427
Teijin Ltd.	77,900	1,648,774
Terumo Corp.	140,500	5,854,677
The Chugoku Bank Ltd.	66,000	946,059
The Hachijuni Bank Ltd.	169,600	1,062,114
The Suruga Bank Ltd.	71,000	1,616,572
THK Co. Ltd.	52,900	1,929,592
Tobu Railway Co. Ltd.	87,000	2,552,307
Toho Co. Ltd.	46,100	1,527,354
Toho Gas Co. Ltd.	31,200	872,309
Tohoku Electric Power Co., Inc.	201,100	2,638,197
Tokio Marine Holdings, Inc.	293,500	12,651,971
Tokyo Electric Power Co., Inc. (b)	641,900	2,634,756
Tokyo Electron Ltd.	67,800	11,938,208
Tokyo Gas Co. Ltd.	170,400	4,250,738
Tokyo Tatemono Co. Ltd.	86,100	1,207,839
Tokyu Corp.	233,700	3,535,196
Tokyu Fudosan Holdings Corp.	211,600	1,387,273
Toppan Printing Co. Ltd.	235,000	2,390,825
Toray Industries, Inc.	640,200	6,479,877
Toshiba Corp. (a)(b)	1,740,000	5,030,466
Tosoh Corp.	127,300	2,747,229
Toto Ltd.	62,800	3,075,572
Toyo Seikan Group Holdings Ltd.	74,200	1,312,444
Toyo Suisan Kaisha Ltd.	37,400	1,438,781
Toyoda Gosei Co. Ltd.	24,900	608,855
Toyota Industries Corp.	70,800	4,357,848
Toyota Motor Corp.	1,126,750	69,887,890
Toyota Tsusho Corp.	89,700	3,262,439
Trend Micro, Inc.	52,200	2,799,153
Tsuruha Holdings, Inc.	16,500	2,045,714
Unicharm Corp.	176,700	4,020,942
United Urban Investment Corp.	1,261	1,814,095
USS Co. Ltd.	92,000	1,859,763
West Japan Railway Co.	71,800	5,063,049
Yahoo! Japan Corp.	619,800	2,771,039
Yakult Honsha Co. Ltd.	38,300	3,166,572
Yamada Denki Co. Ltd.	295,000	1,569,164
Yamaguchi Financial Group, Inc.	82,000	993,283
Yamaha Corp.	74,000	2,907,590
Yamaha Motor Co. Ltd.	117,600	3,529,486
Yamato Holdings Co. Ltd.	146,700	2,999,396
Yamazaki Baking Co. Ltd.	54,700	984,597
Yaskawa Electric Corp.	109,800	3,934,222
Yokogawa Electric Corp.	100,600	1,911,019
Yokohama Rubber Co. Ltd.	50,700	1,139,841

TOTAL JAPAN		1,513,331,024

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	287,020	8,229,662
Eurofins Scientific SA	4,728	2,957,480
Millicom International Cellular SA (depository receipt)	28,909	1,849,190
RTL Group SA	15,995	1,186,658
SES SA (France) (depositary receipt)	152,680	2,482,776
Tenaris SA	206,399	2,817,622

TOTAL LUXEMBOURG		19,523,388

Mauritius - 0.0%
Golden Agri-Resources Ltd.	2,888,200	836,944
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	1,554,000	1,898,329
Netherlands - 4.5%
ABN AMRO Group NV GDR	183,604	5,670,793
AEGON NV	764,280	4,512,200
AerCap Holdings NV (b)	63,351	3,334,797
Airbus Group NV	250,585	25,713,807
Akzo Nobel NV	109,111	9,880,595
Altice NV:
Class A (b)	211,688	3,993,440
Class B (b)	35,254	664,852
ASML Holding NV (Netherlands)	160,930	29,036,516
CNH Industrial NV	441,662	5,643,736
EXOR NV	47,146	3,023,237
Ferrari NV	53,031	6,356,458
Fiat Chrysler Automobiles NV	461,936	7,985,198
Gemalto NV	33,027	1,307,262
Heineken Holding NV	50,055	4,647,033
Heineken NV (Bearer)	111,741	10,889,311
ING Groep NV (Certificaten Van Aandelen)	1,676,613	30,982,948
Koninklijke Ahold Delhaize NV	554,640	10,437,300
Koninklijke Boskalis Westminster NV	38,128	1,363,491
Koninklijke DSM NV	78,821	6,724,504
Koninklijke KPN NV	1,487,583	5,118,585
Koninklijke Philips Electronics NV	401,213	16,350,611
NN Group NV	136,034	5,698,193
NXP Semiconductors NV (b)	149,186	17,462,221
QIAGEN NV (Germany)	93,211	3,156,871
Randstad Holding NV	50,080	3,081,291
RELX NV	418,757	9,458,231
STMicroelectronics NV (France)	274,861	6,470,597
Unilever NV (Certificaten Van Aandelen) (Bearer)	703,010	40,837,828
Vopak NV	28,737	1,244,407
Wolters Kluwer NV	131,682	6,454,642

TOTAL NETHERLANDS		287,500,955

New Zealand - 0.1%
Auckland International Airport Ltd.	440,278	1,876,988
Contact Energy Ltd.	297,425	1,170,286
Fletcher Building Ltd.	282,623	1,423,416
Mercury Nz Ltd.	264,728	595,995
Meridian Energy Ltd.	553,198	1,078,877
Ryman Healthcare Group Ltd.	166,028	1,056,601
Spark New Zealand Ltd.	760,115	1,914,140

TOTAL NEW ZEALAND		9,116,303

Norway - 0.7%
DNB ASA	421,883	8,134,987
Gjensidige Forsikring ASA	87,131	1,639,573
Marine Harvest ASA	181,242	3,539,189
Norsk Hydro ASA	581,515	4,495,920
Orkla ASA (a)	354,926	3,474,086
Schibsted ASA:
(A Shares)	29,217	753,318
(B Shares)	38,205	895,722
Statoil ASA	491,994	9,996,098
Telenor ASA	323,856	6,879,165
Yara International ASA	76,965	3,654,141

TOTAL NORWAY		43,462,199

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	601,287	3,396,239
Portugal - 0.1%
Energias de Portugal SA	1,040,749	3,713,325
Galp Energia SGPS SA Class B	213,270	3,964,904
Jeronimo Martins SGPS SA	104,240	1,894,214

TOTAL PORTUGAL		9,572,443

Singapore - 1.2%
Ascendas Real Estate Investment Trust	1,020,800	2,051,935
CapitaCommercial Trust (REIT)	1,200,458	1,527,984
CapitaLand Ltd.	1,132,000	3,047,788
CapitaMall Trust	1,020,600	1,512,444
City Developments Ltd.	170,400	1,617,619
ComfortDelgro Corp. Ltd.	899,400	1,332,835
DBS Group Holdings Ltd.	772,977	12,917,919
Global Logistic Properties Ltd.	1,152,800	2,807,788
Hutchison Port Holdings Trust	2,139,162	919,840
Jardine Cycle & Carriage Ltd.	41,100	1,187,682
Keppel Corp. Ltd.	644,100	3,543,944
Oversea-Chinese Banking Corp. Ltd.	1,367,556	11,938,901
Sembcorp Industries Ltd.	405,800	982,422
Singapore Airlines Ltd.	225,500	1,698,984
Singapore Airport Terminal Service Ltd.	279,400	963,378
Singapore Exchange Ltd.	351,000	1,975,035
Singapore Press Holdings Ltd.	700,000	1,386,545
Singapore Technologies Engineering Ltd.	637,600	1,627,795
Singapore Telecommunications Ltd.	3,549,500	9,764,966
StarHub Ltd.	253,400	488,916
Suntec (REIT)	1,034,300	1,479,631
United Overseas Bank Ltd.	574,372	10,374,176
UOL Group Ltd.	215,991	1,432,440
Wilmar International Ltd.	651,600	1,620,515
Yangzijiang Shipbuilding Holdings Ltd.	943,500	1,090,171

TOTAL SINGAPORE		79,291,653

Spain - 3.4%
Abertis Infraestructuras SA	298,553	6,458,079
ACS Actividades de Construccion y Servicios SA	101,411	3,997,529
Aena Sme SA	29,094	5,337,698
Amadeus IT Holding SA Class A	189,172	12,835,796
Banco Bilbao Vizcaya Argentaria SA	2,880,726	25,190,446
Banco de Sabadell SA	2,319,121	4,643,755
Banco Santander SA (Spain)	6,968,178	47,239,479
Banco Santander SA (Spain) rights 11/1/17 (b)	6,655,750	317,871
Bankia SA	440,500	2,103,264
Bankinter SA	303,121	2,861,092
CaixaBank SA	1,553,458	7,270,754
Distribuidora Internacional de Alimentacion SA	251,484	1,230,353
Enagas SA	99,835	2,875,921
Endesa SA	137,425	3,145,562
Ferrovial SA	210,585	4,574,844
Ferrovial SA rights (b)	210,585	101,309
Gamesa Corporacion Tecnologica SA	96,753	1,403,149
Gas Natural SDG SA	149,917	3,207,968
Grifols SA	128,955	4,036,981
Iberdrola SA	2,468,933	19,953,248
Inditex SA	471,981	17,645,416
International Consolidated Airlines Group SA	272,379	2,300,285
MAPFRE SA (Reg.)	441,516	1,444,668
Red Electrica Corporacion SA	188,106	4,165,381
Repsol YPF SA	532,772	9,982,342
Telefonica SA	1,957,537	20,525,698

TOTAL SPAIN		214,848,888

Sweden - 2.8%
Alfa Laval AB	126,938	3,216,039
ASSA ABLOY AB (B Shares)	433,269	9,134,551
Atlas Copco AB:
(A Shares)	288,405	12,650,113
(B Shares)	169,557	6,734,360
Boliden AB	118,846	4,159,500
Electrolux AB (B Shares)	101,622	3,593,092
Essity AB Class B	261,628	7,822,292
Getinge AB (B Shares)	105,419	2,075,224
H&M Hennes & Mauritz AB (B Shares)	410,923	10,317,681
Hexagon AB (B Shares)	111,473	5,716,359
Husqvarna AB (B Shares)	184,746	1,805,167
ICA Gruppen AB	32,920	1,214,300
Industrivarden AB (C Shares)	72,362	1,860,123
Investor AB (B Shares)	195,333	9,680,727
Kinnevik AB (B Shares)	102,024	3,347,726
Lundbergfoeretagen AB	15,870	1,238,829
Lundin Petroleum AB	81,934	1,927,076
Nordea Bank AB	1,310,691	15,844,180
Sandvik AB	487,049	8,895,474
Securitas AB (B Shares)	129,266	2,268,272
Skandinaviska Enskilda Banken AB (A Shares)	657,744	8,108,220
Skanska AB (B Shares)	148,886	3,267,021
SKF AB (B Shares)	163,871	3,811,158
Svenska Handelsbanken AB (A Shares)	660,548	9,468,356
Swedbank AB (A Shares)	392,054	9,731,513
Swedish Match Co. AB	79,253	2,985,839
Tele2 AB (B Shares)	148,797	1,892,922
Telefonaktiebolaget LM Ericsson (B Shares)	1,327,387	8,353,353
TeliaSonera AB	1,125,714	5,210,612
Volvo AB (B Shares)	670,080	13,278,896

TOTAL SWEDEN		179,608,975

Switzerland - 7.9%
ABB Ltd. (Reg.)	860,157	22,463,025
Adecco SA (Reg.)	70,689	5,608,214
Baloise Holdings AG	21,323	3,362,009
Barry Callebaut AG	906	1,413,965
Coca-Cola HBC AG	79,145	2,675,213
Compagnie Financiere Richemont SA Series A	225,685	20,805,060
Credit Suisse Group AG	1,047,431	16,506,294
Dufry AG (b)	15,709	2,338,281
Ems-Chemie Holding AG	3,622	2,374,368
Galenica AG	21,317	2,741,413
Geberit AG (Reg.)	16,067	7,272,949
Givaudan SA	4,007	8,948,625
Julius Baer Group Ltd.	96,936	5,733,531
Kuehne & Nagel International AG	23,389	4,083,961
Lafargeholcim Ltd. (Reg.)	196,761	11,113,599
Lindt & Spruengli AG	43	2,985,195
Lindt & Spruengli AG (participation certificate)	469	2,714,855
Lonza Group AG	32,102	8,527,069
Nestle SA (Reg. S)	1,342,761	112,977,934
Novartis AG	959,531	79,141,443
Pargesa Holding SA	16,012	1,340,954
Partners Group Holding AG	7,523	5,059,824
Roche Holding AG (participation certificate)	303,127	70,062,082
Schindler Holding AG:
(participation certificate)	17,211	3,900,573
(Reg.)	8,461	1,868,349
SGS SA (Reg.)	2,381	5,879,985
Sika AG	934	6,913,838
Sonova Holding AG Class B	22,066	3,983,448
Straumann Holding AG	4,125	2,879,830
Swatch Group AG (Bearer)	13,668	5,356,776
Swatch Group AG (Bearer) (Reg.)	22,786	1,717,543
Swiss Life Holding AG	14,217	4,942,069
Swiss Prime Site AG	31,689	2,704,674
Swiss Re Ltd.	140,148	13,183,872
Swisscom AG	11,405	5,761,660
UBS Group AG	1,577,455	26,848,279
Zurich Insurance Group AG	65,255	19,916,952

TOTAL SWITZERLAND		506,107,711

United Kingdom - 16.2%
3i Group PLC	420,765	5,370,443
Admiral Group PLC	87,491	2,235,711
Anglo American PLC (United Kingdom)	576,893	10,880,046
Antofagasta PLC	172,353	2,184,952
Ashtead Group PLC	216,406	5,575,941
Associated British Foods PLC	154,089	6,819,048
AstraZeneca PLC (United Kingdom)	546,286	36,962,237
Auto Trader Group PLC	427,157	1,942,418
Aviva PLC	1,757,820	11,789,976
Babcock International Group PLC	105,857	1,141,623
BAE Systems PLC	1,377,189	10,848,584
Barclays PLC	7,356,682	18,154,180
Barratt Developments PLC	426,081	3,703,812
Berkeley Group Holdings PLC	57,320	2,848,007
BHP Billiton PLC	913,796	16,544,868
BP PLC	8,485,960	57,557,382
British American Tobacco PLC (United Kingdom)	992,487	64,124,418
British Land Co. PLC	431,607	3,445,165
BT Group PLC	3,664,710	12,626,876
Bunzl PLC	141,707	4,413,481
Burberry Group PLC	191,054	4,826,294
Capita Group PLC	290,058	2,018,660
Carnival PLC	81,322	5,361,421
Carphone Warehouse Group PLC	402,061	925,951
Centrica PLC	2,377,163	5,360,975
Cobham PLC	1,047,096	1,933,074
Coca-Cola European Partners PLC	94,710	3,885,022
Compass Group PLC	684,989	15,038,467
ConvaTec Group PLC	560,433	1,458,160
Croda International PLC	58,698	3,261,836
Diageo PLC	1,085,736	37,076,622
Direct Line Insurance Group PLC	602,428	2,974,027
easyJet PLC	64,558	1,148,095
Fresnillo PLC	90,443	1,563,987
G4S PLC (United Kingdom)	680,770	2,540,703
GKN PLC	718,650	3,029,007
GlaxoSmithKline PLC	2,122,839	38,099,329
Hammerson PLC	362,783	2,524,790
Hargreaves Lansdown PLC	113,596	2,386,803
Hikma Pharmaceuticals PLC (a)	59,181	914,919
HSBC Holdings PLC (United Kingdom)	8,648,521	84,453,837
IMI PLC	112,558	1,826,816
Imperial Tobacco Group PLC	414,447	16,901,499
Inmarsat PLC	186,401	1,537,400
InterContinental Hotel Group PLC	78,821	4,367,505
Intertek Group PLC	69,961	5,040,840
Intu Properties PLC (a)	366,131	1,050,358
Investec PLC	291,318	1,994,542
ITV PLC	1,584,456	3,461,730
J Sainsbury PLC	735,710	2,369,548
John Wood Group PLC	296,506	2,801,919
Johnson Matthey PLC	83,925	3,768,631
Kingfisher PLC	965,631	4,014,738
Land Securities Group PLC	327,230	4,198,338
Legal & General Group PLC	2,574,389	9,129,197
Lloyds Banking Group PLC	30,930,244	28,036,153
London Stock Exchange Group PLC	135,536	6,770,257
Marks & Spencer Group PLC	718,187	3,282,233
Mediclinic International PLC (a)	150,375	1,162,374
Meggitt PLC	344,880	2,375,002
Merlin Entertainments PLC	289,365	1,455,805
Micro Focus International PLC	189,661	6,662,709
Mondi PLC	154,426	3,734,887
National Grid PLC	1,480,842	17,819,030
Next PLC	63,885	4,175,413
Old Mutual PLC	2,139,936	5,428,518
Pearson PLC	357,494	3,338,152
Persimmon PLC	134,022	4,987,597
Provident Financial PLC	60,080	743,293
Prudential PLC	1,115,549	27,381,570
Reckitt Benckiser Group PLC	288,327	25,795,655
RELX PLC	463,970	10,679,123
Rio Tinto PLC	532,969	25,188,456
Rolls-Royce Holdings PLC	715,524	9,246,704
Royal Bank of Scotland Group PLC (b)	1,540,946	5,788,669
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,930,109	60,759,431
Class B (United Kingdom)	1,616,373	52,042,833
Royal Mail PLC	370,292	1,841,312
RSA Insurance Group PLC	429,721	3,589,917
Sage Group PLC	471,025	4,663,787
Schroders PLC	54,857	2,544,941
Scottish & Southern Energy PLC	438,159	8,042,423
Segro PLC	416,609	3,004,524
Severn Trent PLC	104,063	2,917,640
SKY PLC	450,398	5,640,989
Smith & Nephew PLC	378,586	7,140,730
Smiths Group PLC	166,442	3,472,852
St. James's Place Capital PLC	221,840	3,467,875
Standard Chartered PLC (United Kingdom) (b)	1,422,014	14,172,414
Standard Life PLC	1,163,127	6,639,581
Tate & Lyle PLC	191,662	1,645,704
Taylor Wimpey PLC	1,380,059	3,656,686
Tesco PLC	3,554,316	8,564,439
The Weir Group PLC	94,919	2,462,082
Travis Perkins PLC	103,596	2,091,384
Unilever PLC	553,063	31,344,290
United Utilities Group PLC	287,967	3,185,920
Vodafone Group PLC	11,478,611	32,832,715
Whitbread PLC	80,187	3,933,058
WM Morrison Supermarkets PLC	936,087	2,787,398
Worldpay Group PLC	864,938	4,662,549

TOTAL UNITED KINGDOM		1,033,573,282

TOTAL COMMON STOCKS
(Cost $5,588,114,070)		6,288,855,766

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	24,946	2,177,051
Fuchs Petrolub AG	28,396	1,594,150
Henkel AG & Co. KGaA	76,163	10,690,576
Porsche Automobil Holding SE (Germany)	66,685	4,840,118
Volkswagen AG	79,665	14,467,173

TOTAL GERMANY		33,769,068

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	2,688,029	1,911,567
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)	31,730,156	42,142
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $30,397,710)		35,722,777
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.06% 1/11/18(c)
(Cost $4,989,591)	5,000,000	4,989,508
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.10% (d)	9,946,745	9,948,735
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	25,614,606	25,617,167
TOTAL MONEY MARKET FUNDS
(Cost $35,565,902)		35,565,902
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,659,067,273)		6,365,133,953
NET OTHER ASSETS (LIABILITIES) - 0.0%		733,115
NET ASSETS - 100%		$6,365,867,068

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	405	Dec. 2017	$40,649,850	$786,093	$786,093

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,168,543.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$887,793
Fidelity Securities Lending Cash Central Fund	326,793
Total	$1,214,586

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$775,699,102	$378,096,363	$397,602,739	$--
Consumer Staples	706,658,249	186,324,617	520,333,632	--
Energy	329,280,921	57,444,390	271,836,531	--
Financials	1,346,508,834	693,807,044	652,701,790	--
Health Care	643,219,202	127,237,468	515,981,734	--
Industrials	923,873,570	443,691,355	480,182,215	--
Information Technology	409,756,313	88,177,492	321,578,821	--
Materials	504,353,191	274,349,229	230,003,962	--
Real Estate	222,643,106	163,088,578	59,554,528	--
Telecommunication Services	254,519,423	57,504,865	197,014,558	--
Utilities	208,066,632	142,056,651	66,009,981	--
Government Obligations	4,989,508	--	4,989,508	--
Money Market Funds	35,565,902	35,565,902	--	--
Total Investments in Securities:	$6,365,133,953	$2,647,343,954	$3,717,789,999	$--
Derivative Instruments:
Assets
Futures Contracts	$786,093	$786,093	$--	$--
Total Assets	$786,093	$786,093	$--	$--
Total Derivative Instruments:	$786,093	$786,093	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$330,237,307
Level 2 to Level 1	$50,169,621

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$786,093	$0
Total Equity Risk	786,093	0
Total Value of Derivatives	$786,093	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $24,767,930) — See accompanying schedule: Unaffiliated issuers (cost $5,623,501,371)	$6,329,568,051
Fidelity Central Funds (cost $35,565,902)	35,565,902
Total Investment in Securities (cost $5,659,067,273)		$6,365,133,953
Foreign currency held at value (cost $67,112,102)		67,108,748
Receivable for fund shares sold		10,801,664
Dividends receivable		16,962,962
Distributions receivable from Fidelity Central Funds		166,247
Receivable for daily variation margin on futures contracts		122,284
Receivable from investment adviser for expense reductions		400,938
Total assets		6,460,696,796
Liabilities
Payable for investments purchased	$66,181,160
Payable for fund shares redeemed	2,391,474
Accrued management fee	256,403
Other affiliated payables	384,604
Collateral on securities loaned	25,616,087
Total liabilities		94,829,728
Net Assets		$6,365,867,068
Net Assets consist of:
Paid in capital		$5,540,140,754
Undistributed net investment income		98,601,866
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,412,480
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		706,711,968
Net Assets, for 513,173,518 shares outstanding		$6,365,867,068
Net Asset Value, offering price and redemption price per share ($6,365,867,068 ÷ 513,173,518 shares)		$12.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2017
Investment Income
Dividends		$122,835,430
Interest		9,290
Income from Fidelity Central Funds		1,214,586
Income before foreign taxes withheld		124,059,306
Less foreign taxes withheld		(11,015,393)
Total income		113,043,913
Expenses
Management fee	$1,910,859
Transfer agent fees	2,866,288
Independent trustees' fees and expenses	12,781
Interest	126
Miscellaneous	10,527
Total expenses before reductions	4,800,581
Expense reductions	(2,921,456)	1,879,125
Net investment income (loss)		111,164,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	317,321
Fidelity Central Funds	3,016
Foreign currency transactions	1,171,439
Futures contracts	23,650,785
Total net realized gain (loss)		25,142,561
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	697,076,916
Fidelity Central Funds	(8,800)
Assets and liabilities in foreign currencies	(25,397)
Futures contracts	644,071
Total change in net unrealized appreciation (depreciation)		697,686,790
Net gain (loss)		722,829,351
Net increase (decrease) in net assets resulting from operations		$833,994,139

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2017	For the period January 5, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111,164,788	$17,816,693
Net realized gain (loss)	25,142,561	3,346,567
Change in net unrealized appreciation (depreciation)	697,686,790	9,025,178
Net increase (decrease) in net assets resulting from operations	833,994,139	30,188,438
Distributions to shareholders from net investment income	(22,054,375)	–
Distributions to shareholders from net realized gain	(4,901,006)	–
Total distributions	(26,955,381)	–
Share transactions
Proceeds from sales of shares	4,793,467,137	1,715,344,228
Reinvestment of distributions	7,808,369	–
Cost of shares redeemed	(865,597,592)	(122,382,270)
Net increase (decrease) in net assets resulting from share transactions	3,935,677,914	1,592,961,958
Total increase (decrease) in net assets	4,742,716,672	1,623,150,396
Net Assets
Beginning of period	1,623,150,396	–
End of period	$6,365,867,068	$1,623,150,396
Other Information
Undistributed net investment income end of period	$98,601,866	$16,741,070
Shares
Sold	429,641,022	171,229,487
Issued in reinvestment of distributions	773,094	–
Redeemed	(76,472,234)	(11,997,851)
Net increase (decrease)	353,941,882	159,231,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Index Fund

Years ended October 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.33	.25
Net realized and unrealized gain (loss)	2.02	(.06)C
Total from investment operations	2.35	.19
Distributions from net investment income	(.12)	–
Distributions from net realized gain	(.03)	–
Total distributions	(.14)D	–
Net asset value, end of period	$12.40	$10.19
Total ReturnE,F	23.41%	1.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%	.21%I
Expenses net of fee waivers, if any	.05%	.07%I
Expenses net of all reductions	.05%	.07%I
Net investment income (loss)	2.89%	3.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,365,867	$1,623,150
Portfolio turnover rateJ	2%	1%I

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.026 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017

1. Organization.

Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$804,708,133
Gross unrealized depreciation	(114,344,380)
Net unrealized appreciation (depreciation)	$690,363,753
Tax Cost	$5,674,770,200

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$120,077,537
Undistributed long-term capital gain	$15,425,829
Net unrealized appreciation (depreciation) on securities and other investments	$690,222,948

The tax character of distributions paid was as follows:

	October 31, 2017	October 31, 2016
Ordinary Income	$24,504,878	$ -
Long-term Capital Gains	2,450,503	–
Total	$26,955,381	$ -

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,153,696,651 and $84,850,222, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .125% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,797,000.58%		$126

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,527 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $326,793.

9. Expense Reductions.

Effective September 1, 2017, the investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .045% of average net assets. This reimbursement will remain in place through December 31, 2018. The expense limitation prior to September 1, 2017 was .05%. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,918,813.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,643.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity SAI International Index Fund (a fund of Fidelity Salem Street Trust) as of October 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period January 5, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity SAI International Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 249 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	.05%	$1,000.00	$1,108.10	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI International Index Fund voted to pay on December 18, 2017, to shareholders of record at the opening of business on December 15, 2017, a distribution of $0.064 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.20 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2017, $15,598,557, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 82% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.1029 and $0.0082 for the dividend paid December 19, 2016.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity SAI International Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.10% to 0.05%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode. At its July 2017 meeting, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.125%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.045% through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV7-ANN-1217
1.9879602.101

Item 2.

Code of Ethics

As of the end of the period, October 31, 2017, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Index Fund, Fidelity Flex International Index Fund, Fidelity Global ex U.S. Index Fund, Fidelity International Sustainability Index Fund and Fidelity Series Global ex U.S. Index Fund (the “Funds”):

Services Billed by Deloitte Entities

October 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Index Fund	$52,000	$100	$7,500	$1,500
Fidelity Flex International Index Fund	$45,000	$-	$6,100	$800
Fidelity Global ex U.S. Index Fund	$66,000	$100	$6,400	$1,600
Fidelity International Sustainability Index Fund	$36,000	$-	$6,100	$400
Fidelity Series Global ex U.S. Index Fund	$55,000	$100	$6,400	$1,600

October 31, 2016 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Index Fund	$52,000	$100	$7,500	$1,400
Fidelity Flex International Index Fund	$-	$-	$-	$-
Fidelity Global ex U.S. Index Fund	$57,000	$100	$6,400	$1,500
Fidelity International Sustainability Index Fund	$-	$-	$-	$-
Fidelity Series Global ex U.S. Index Fund	$55,000	$100	$6,400	$1,500

A Amounts may reflect rounding.

B Fidelity Flex International Index Fund commenced operations on March 9, 2017 and Fidelity International Sustainability Index Fund commenced operations on May 9, 2017.

C Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Emerging Markets Index Fund, Fidelity SAI International Index Fund, Fidelity SAI International Minimum Volatility Index Fund, Fidelity SAI U.S. Minimum Volatility Index Fund, Fidelity Total International Index Fund and Fidelity U.S. Sustainability Index Fund (the “Funds”):

Services Billed by PwC

October 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Emerging Markets Index Fund	$47,000	$4,500	$4,100	$2,300
Fidelity SAI International Index Fund	$47,000	$4,500	$5,500	$2,300
Fidelity SAI International Minimum Volatility Index Fund	$44,000	$4,200	$3,700	$2,100
Fidelity SAI U.S. Minimum Volatility Index Fund	$43,000	$4,100	$3,700	$2,100
Fidelity Total International Index Fund	$46,000	$4,400	$4,300	$2,200
Fidelity U.S. Sustainability Index Fund	$33,000	$1,300	$2,800	$700

October 31, 2016 FeesA,B,C,D,E

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Emerging Markets Index Fund	$47,000	$3,900	$4,100	$1,900
Fidelity SAI International Index Fund	$47,000	$3,900	$4,100	$1,900
Fidelity SAI International Minimum Volatility Index Fund	$45,000	$4,400	$3,700	$2,100
Fidelity SAI U.S. Minimum Volatility Index Fund	$45,000	$4,400	$3,700	$2,100
Fidelity Total International Index Fund	$45,000	$1,600	$3,700	$800
Fidelity U.S. Sustainability Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity U.S. Sustainability Index Fund commenced operations on May 9, 2017.

C Fidelity SAI Emerging Markets Index Fund and Fidelity SAI International Index Fund commenced operations on January 5, 2016.

D Fidelity Total International Index Fund commenced operations on June 7, 2016.

E Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2017A,B	October 31, 2016A,B
Audit-Related Fees	$-	$40,000
Tax Fees	$25,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex International Index Fund and Fidelity International Sustainability Index Fund’s commencement of operations.

Services Billed by PwC

	October 31, 2017A,B	October 31, 2016A,B,C,D
Audit-Related Fees	$12,525,000	$5,550,000
Tax Fees	$155,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity U.S. Sustainability Index Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity SAI Emerging Markets Index Fund, Fidelity SAI International Index Fund and Fidelity Total International Index Fund’s commencement of operations.

D Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2017A,B	October 31, 2016 A,B,C,D
PwC	$16,275,000	$6,605,000
Deloitte Entities	$570,000	$95,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity U.S. Sustainability Index Fund, Fidelity Flex International Index Fund and Fidelity International Sustainability Index Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity SAI Emerging Markets Index Fund, Fidelity SAI International Index Fund and Fidelity Total International Index Fund’s commencement of operations.

D Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 27, 2017